UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018—June 30, 2018

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2018

Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	4
Short-Term Bond Index Fund.	6
Intermediate-Term Bond Index Fund.	25
Long-Term Bond Index Fund.	44
About Your Fund’s Expenses.	63
Trustees Approve Advisory Arrangements.	66
Glossary.	68

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2018, returns for Investor Shares of the funds in this report ranged from –5.09% for Vanguard Long-Term Bond Index Fund to –0.36% for Vanguard Short-Term Bond Index Fund. The three funds performed roughly in line with their benchmarks; they trailed their peer-group averages.

• Investor sentiment was dented at times by escalating trade tensions, political uncertainty in Europe, and geopolitical flare-ups, which supported demand for bonds. The outlook for continuing growth and rising inflation expectations, however, led bond yields to finish the period higher and prices to finish lower.

• U.S. Treasuries returned –1.1%. Mortgage-backed securities performed a little better. Corporate bonds fared worse, returning –3.3%. Bonds issued by financial institutions and industrial companies held up better than those of utilities, which tend to be more sensitive to changes in interest rates.

• Lower-quality investment-grade bonds generally lagged their higher-quality counterparts.

Total Returns: Six Months Ended June 30, 2018
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Short-Term Bond Index Fund
Investor Shares	2.71%	0.89%	-1.25%	-0.36%
ETF Shares	2.79
Market Price				-0.37
Net Asset Value				-0.36
Admiral™ Shares	2.79	0.93	-1.25	-0.32
Institutional Shares	2.81	0.94	-1.25	-0.31
Institutional Plus Shares	2.82	0.95	-1.25	-0.30
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float
Adjusted Index				-0.33
1–5 Year Investment-Grade Debt Funds Average				-0.12

1–5 Year Investment-Grade Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total Returns: Six Months Ended June 30, 2018
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	3.31%	1.31%	-3.61%	-2.30%
ETF Shares	3.39
Market Price				-2.22
Net Asset Value				-2.23
Admiral Shares	3.39	1.35	-3.61	-2.26
Institutional Shares	3.41	1.36	-3.61	-2.25
Institutional Plus Shares	3.42	1.36	-3.61	-2.25
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float
Adjusted Index				-2.19
Core Bond Funds Average				-1.69
Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Long-Term Bond Index Fund
Investor Shares	3.87%	1.77%	-6.86%	-5.09%
ETF Shares	3.95
Market Price				-5.20
Net Asset Value				-5.06
Institutional Shares	3.97	1.81	-6.86	-5.05
Institutional Plus Shares	3.98	1.82	-6.86	-5.04
Bloomberg Barclays U.S. Long Government/Credit Float
Adjusted Index				-4.98
Corporate A-Rated Debt Funds Average				-2.39
Corporate A-Rated Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Short-Term Bond Index Fund	0.15%	0.07%	0.07%	0.05%	0.04%	0.71%
Intermediate-Term Bond Index
Fund	0.15	0.07	0.07	0.05	0.04	0.74
Long-Term Bond Index Fund	0.15	0.07	—	0.05	0.04	0.81

The fund expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the funds’ annualized expense ratios were: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the Short-Term Bond Index Fund, 1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Core Bond Funds; for the Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

3

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

4

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer July 13, 2018

Market Barometer
			Total Returns
		Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

5

Short-Term Bond Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VBISX	BSV	VBIRX	VBITX	VBIPX
Expense Ratio[1]	0.15%	0.07%	0.07%	0.05%	0.04%
30-Day SEC Yield	2.71%	2.79%	2.79%	2.81%	2.82%

Financial Attributes

		Bloomberg
		Barclays
		1–5 Year	Bloomberg
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	2,528	2,860	9,959
Yield to Maturity
(before expenses)	2.8%	2.8%	3.3%
Average Coupon	2.1%	2.3%	3.1%
Average Duration	2.7 years	2.7 years	6.1 years
Average Effective
Maturity	2.8 years	2.8 years	8.4 years
Short-Term
Reserves	1.0%	—	—

Sector Diversification (% of portfolio)
Finance	11.6%
Foreign	7.7
Industrial	14.9
Treasury/Agency	64.5
Utilities	1.2
Other	0.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Bloomberg
	Barclays
	1–5 Year
	Gov/	Bloomberg
	Credit	Barclays
	Float Adj	Aggregate Float
	Index	Adj Index
R-Squared	0.99	0.86
Beta	1.01	0.44

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Credit Quality (% of portfolio)
U.S. Government	64.6%
Aaa	5.7
Aa	4.7
A	12.8
Baa	12.2

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.0%
1 - 3 Years	57.2
3 - 5 Years	41.4
5 - 10 Years	0.4

1 The expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares.

6

Short-Term Bond Index Fund

Investment Focus

7

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018
				Spliced
				Bloomberg
				Barclays
				1–5 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	3.95%	1.48%	5.43%	5.12%
2009	2.91	1.37	4.28	4.62
2010	2.22	1.70	3.92	4.08
2011	1.85	1.11	2.96	3.13
2012	1.46	0.49	1.95	2.24
2013	1.10	-1.03	0.07	0.29
2014	1.11	0.05	1.16	1.43
2015	1.23	-0.38	0.85	0.97
2016	1.39	0.02	1.41	1.57
2017	1.58	-0.48	1.10	1.27
2018	0.89	-1.25	-0.36	-0.33
For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	-0.31%	0.96%	1.76%	0.31%	2.07%
ETF Shares	4/3/2007
Market Price		-0.29	1.03			2.12
Net Asset Value		-0.25	1.04			2.16
Admiral Shares	11/12/2001	-0.23	1.05	1.85	0.31	2.16
Institutional Shares	9/27/2011	-0.21	1.07	1.48[1]	-0.39[1]	1.09[1]
Institutional Plus Shares	9/29/2011	-0.20	1.09	1.50[1]	-0.39[1]	1.11[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

Short-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
U. S. Government and Agency Obligations
U. S. Government Securities
United States Treasury
Note/Bond	1.250%	3/31/21	986,981	951,509	1.9%
United States Treasury
Note/Bond	1.375%	8/31/20	936,065	912,813	1.8%
United States Treasury
Note/Bond	1.250%	10/31/21	945,336	903,089	1.8%
United States Treasury
Note/Bond	1.500%	11/30/19	877,879	866,080	1.7%
United States Treasury
Note/Bond	1.375%	2/29/20	732,417	718,911	1.4%
United States Treasury
Note/Bond	1.125%	8/31/21	653,088	623,085	1.2%
United States Treasury
Note/Bond	1.875%	1/31/22	636,005	618,617	1.2%
United States Treasury
Note/Bond	1.625%	11/30/20	627,760	613,635	1.2%
United States Treasury
Note/Bond	1.375%	3/31/20	625,013	612,900	1.2%
United States Treasury
Note/Bond	2.625%	2/28/23	608,013	605,447	1.2%
United States Treasury
Note/Bond	1.125%	9/30/21	635,263	605,285	1.2%
United States Treasury
Note/Bond	1.625%	8/31/22	625,501	598,917	1.2%
United States Treasury
Note/Bond	1.375%	5/31/21	613,845	592,360	1.2%
United States Treasury
Note/Bond	1.625%	7/31/20	575,534	564,743	1.1%

9

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury
Note/Bond	1.375%	10/31/20	541,106	526,393	1.0%
United States Treasury
Note/Bond	1.125%	6/30/21	549,223	525,453	1.0%
United States Treasury
Note/Bond	2.625%	6/30/23	522,587	519,974	1.0%
United States Treasury
Note/Bond	1.625%	8/31/19	511,191	506,559	1.0%
United States Treasury
Note/Bond	1.500%	10/31/19	487,273	481,260	0.9%
United States Treasury
Note/Bond	2.000%	11/30/22	493,160	478,597	0.9%
United States Treasury
Note/Bond	2.375%	1/31/23	469,278	462,239	0.9%
United States Treasury
Note/Bond	2.125%	12/31/22	473,977	461,981	0.9%
United States Treasury
Note/Bond	1.750%	9/30/19	464,096	460,179	0.9%
United States Treasury
Note/Bond	1.750%	5/31/22	468,287	451,822	0.9%
United States Treasury
Note/Bond	1.375%	9/30/20	442,932	431,443	0.9%
United States Treasury
Note/Bond	1.875%	3/31/22	444,170	431,329	0.8%
United States Treasury
Note/Bond	2.500%	3/31/23	421,875	417,589	0.8%
United States Treasury
Note/Bond	1.750%	4/30/22	409,134	395,068	0.8%
United States Treasury
Note/Bond	1.500%	5/31/20	395,312	387,651	0.8%
United States Treasury
Note/Bond	1.625%	6/30/19	383,139	380,384	0.7%
United States Treasury
Note/Bond	1.750%	5/15/23	393,320	375,683	0.7%
United States Treasury
Note/Bond	0.875%	9/15/19	378,600	371,679	0.7%
United States Treasury
Note/Bond	1.250%	1/31/20	374,467	367,270	0.7%
United States Treasury
Note/Bond	1.875%	12/15/20	372,925	366,630	0.7%
United States Treasury
Note/Bond	1.125%	2/28/21	379,402	364,996	0.7%
United States Treasury
Note/Bond	1.500%	5/15/20	340,461	334,132	0.7%
United States Treasury
Note/Bond	1.625%	7/31/19	331,696	329,003	0.6%
United States Treasury
Note/Bond	1.375%	4/30/20	314,470	308,033	0.6%
United States Treasury
Note/Bond	1.750%	11/30/21	312,639	303,357	0.6%
United States Treasury
Note/Bond	1.500%	2/28/23	311,720	295,015	0.6%
United States Treasury
Note/Bond	1.500%	4/15/20	293,296	288,072	0.6%

10

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value •	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury
	Note/Bond	1.500%	7/15/20	288,805	282,850	0.6%
	United States Treasury
	Note/Bond	1.625%	6/30/20	277,165	272,270	0.5%
	United States Treasury
	Note/Bond	1.875%	8/31/22	269,117	260,287	0.5%
	United States Treasury
	Note/Bond	2.000%	12/31/21	264,378	258,472	0.5%
	United States Treasury
	Note/Bond	2.750%	5/31/23	258,123	258,404	0.5%
	United States Treasury
	Note/Bond	1.000%	10/15/19	258,275	253,554	0.5%
	United States Treasury
	Note/Bond	1.875%	7/31/22	258,294	250,021	0.5%
	United States Treasury
	Note/Bond	1.375%	1/31/21	256,574	248,718	0.5%
	United States Treasury
	Note/Bond	1.125%	7/31/21	253,355	242,073	0.5%
	United States Treasury
	Note/Bond	0.750%–8.750%	6/30/19–7/31/23	8,067,481	7,900,088	15.5%
					31,035,919	60.8%
Agency Bonds and Notes
[1,2]	Federal National
	Mortgage Assn.	0.000%–2.750%	8/2/19–1/19/23	694,872	679,601	1.3%
	Agency Bonds and
	Notes—Other †				1,104,868	2.2%
					1,784,469	3.5%
Total U.S. Government and Agency Obligations (Cost $33,513,609)					32,820,388	64.3%
Corporate Bonds
Finance
3	Banking †				4,751,971	9.3%
	Brokerage †				107,884	0.2%
	Finance Companies †				185,161	0.4%
3	Insurance †				494,814	1.0%
	Other Finance †				3,346	0.0%
	Real Estate Investment Trusts †				319,039	0.6%
					5,862,215	11.5%
Industrial
	Basic Industry †				328,662	0.6%
3	Capital Goods †				759,629	1.5%
3	Communication †				861,161	1.7%
3	Consumer Cyclical †				1,085,779	2.1%
3	Consumer Noncyclical †				2,123,069	4.2%
	Energy †				998,561	2.0%
	Other Industrial †				2,493	0.0%
3	Technology †				1,219,695	2.4%
	Transportation †				207,217	0.4%
					7,586,266	14.9%

11

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
Utilities
Electric †				547,273	1.0%
3 Natural Gas †				37,527	0.1%
				584,800	1.1%
Total Corporate Bonds (Cost $14,288,949)				14,033,281	27.5%
Sovereign Bonds
FMS Wertmanagement	2.750%	3/6/23	10,500	10,379	0.0%
4 FMS Wertmanagement
AoeR	1.000%–2.000%	8/16/19–8/1/22	62,235	60,904	0.1%
International Bank for
Reconstruction &
Development	0.875%–7.625%	7/26/19–4/19/23	449,757	439,820	0.9%
International Finance
Corp.	1.125%–2.250%	9/16/19–10/24/22	75,750	74,479	0.1%
4 KFW	1.000%–4.000%	7/15/19–1/17/23	688,940	677,605	1.4%
Sovereign Bonds—Other †				2,576,454	5.0%
Total Sovereign Bonds (Cost $3,915,062)				3,839,641	7.5%
Taxable Municipal Bonds (Cost $ 63,154) †				62,674	0.1%

			Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity
Fund (Cost $533,459)	2.122%		5,334,215	533,475	1.1%
Total Investments (Cost $52,314,233)				51,289,459	100.5%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				2,653
Receivables for Investment Securities Sold				641,487
Receivables for Accrued Income				292,602
Receivables for Capital Shares Issued				28,100
Other Assets				2,439
Total Other Assets				967,281	1.9%
Liabilities
Payables for Investment Securities Purchased				(1,158,143)
Payables for Capital Shares Redeemed				(23,552)
Payables for Distributions				(4,147)
Payables to Vanguard				(13,990)
Total Liabilities				(1,199,832)	(2.4%)
Net Assets				51,056,908	100.0%

12

Short-Term Bond Index Fund

At June 30, 2018, net assets consisted of:
Amount
($000
Paid-in Capital	52,173,185
Undistributed Net Investment Income	40,472
Accumulated Net Realized Losses	(131,975)
Unrealized Appreciation (Depreciation)	(1,024,774)
Net Assets	51,056,908

Investor Shares—Net Assets
Applicable to 131,830,720 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,350,704
Net Asset Value Per Share—Investor Shares	$10.25

ETF Shares—Net Assets
Applicable to 326,012,541 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	25,494,673
Net Asset Value Per Share—ETF Shares	$78.20

Admiral Shares—Net Assets
Applicable to 1,357,514,422 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,908,807
Net Asset Value Per Share—Admiral Shares	$10.25

Institutional Shares—Net Assets
Applicable to 512,898,772 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,255,058
Net Asset Value Per Share—Institutional Shares	$10.25

Institutional Plus Shares—Net Assets
Applicable to 492,658,486 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,047,666
Net Asset Value Per Share—Institutional Plus Shares	$10.25

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $172,600,000, representing 0.3% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Interest[1]	490,209
Total Income	490,209
Expenses
The Vanguard Group—Note B
Investment Advisory Services	723
Management and Administrative—Investor Shares	882
Management and Administrative—ETF Shares	7,178
Management and Administrative—Admiral Shares	4,101
Management and Administrative—Institutional Shares	1,111
Management and Administrative—Institutional Plus Shares	886
Marketing and Distribution—Investor Shares	149
Marketing and Distribution—ETF Shares	584
Marketing and Distribution—Admiral Shares	548
Marketing and Distribution—Institutional Shares	73
Marketing and Distribution—Institutional Plus Shares	29
Custodian Fees	50
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—ETF Shares	297
Shareholders’ Reports—Admiral Shares	95
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	10
Trustees’ Fees and Expenses	17
Total Expenses	16,755
Net Investment Income	473,454
Realized Net Gain (Loss) on Investment Securities Sold[1]	(116,871)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(537,510)
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,927)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,778,000, ($59,000), and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	473,454	814,619
Realized Net Gain (Loss)	(116,871)	(15,361)
Change in Unrealized Appreciation (Depreciation)	(537,510)	(231,781)
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,927)	567,477
Distributions
Net Investment Income
Investor Shares	(12,949)	(27,151)
ETF Shares	(188,447)	(365,424)
Admiral Shares	(134,542)	(260,776)
Institutional Shares	(48,802)	(83,522)
Institutional Plus Shares	(48,378)	(77,791)
Realized Capital Gain[1]
Investor Shares	—	(52)
ETF Shares	—	(622)
Admiral Shares	—	(450)
Institutional Shares	—	(141)
Institutional Plus Shares	—	(126)
Total Distributions	(433,118)	(816,055)
Capital Share Transactions
Investor Shares	(174,512)	(314,174)
ETF Shares	1,863,023	4,443,947
Admiral Shares	(1,932,249)	776,598
Institutional Shares	287,372	93,631
Institutional Plus Shares	34,490	766,304
Net Increase (Decrease) from Capital Share Transactions	78,124	5,766,306
Total Increase (Decrease)	(535,921)	5,517,728
Net Assets
Beginning of Period	51,592,829	46,075,101
End of Period[2]	51,056,908	51,592,829

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $3,541,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $40,472,000 and $136,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49	$10.63
Investment Operations
Net Investment Income	. 092[1]	.164[1]	.146	.130	.116	.116
Net Realized and Unrealized Gain (Loss)
on Investments	(.129)	(. 050)	. 002	(. 040)	. 005	(.109)
Total from Investment Operations	(.037)	.114	.148	.090	.121	.007
Distributions
Dividends from Net Investment Income	(. 093)	(.164)	(.146)	(.130)	(.116)	(.116)
Distributions from Realized Capital Gains	—	(.000)[2]	(. 002)	(. 010)	(. 015)	(. 031)
Total Distributions	(. 093)	(.164)	(.148)	(.140)	(.131)	(.147)
Net Asset Value, End of Period	$10.25	$10.38	$10.43	$10.43	$10.48	$10.49

Total Return[3]	-0.36%	1.10%	1.41%	0.85%	1.16%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,351	$1,545	$1,865	$2,307	$2,667	$3,003
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.82%	1.57%	1.38%	1.23%	1.10%	1.09%
Portfolio Turnover Rate [4]	52%	50%	51%	52%	45%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Short-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$79.09	$79.44	$79.49	$79.87	$79.89	$80.94
Investment Operations
Net Investment Income	.737[1]	1.314[1]	1.172	1.039	.959	.950
Net Realized and Unrealized Gain (Loss)
on Investments	(1.020)	(. 362)	(. 037)	(. 303)	. 094	(. 813)
Total from Investment Operations	(.283)	.952	1.135	.736	1.053	.137
Distributions
Dividends from Net Investment Income	(.607)	(1.300)	(1.172)	(1.039)	(.959)	(.950)
Distributions from Realized Capital Gains	—	(. 002)	(. 013)	(. 077)	(.114)	(. 237)
Total Distributions	(.607)	(1.302)	(1.185)	(1.116)	(1.073)	(1.187)
Net Asset Value, End of Period	$78.20	$79.09	$79.44	$79.49	$79.87	$79.89

Total Return	-0.36%	1.20%	1.42%	0.92%	1.32%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,495	$23,902	$19,576	$17,402	$15,655	$13,926
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.65%	1.46%	1.30%	1.20%	1.19%
Portfolio Turnover Rate[2]	52%	50%	51%	52%	45%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49	$10.63
Investment Operations
Net Investment Income	. 097[1]	.172[1]	.154	.137	.126	.127
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	(. 050)	. 002	(. 040)	. 005	(.109)
Total from Investment Operations	(.033)	.122	.156	.097	.131	.018
Distributions
Dividends from Net Investment Income	(. 097)	(.172)	(.154)	(.137)	(.126)	(.127)
Distributions from Realized Capital Gains	—	(.000)[2]	(. 002)	(. 010)	(. 015)	(. 031)
Total Distributions	(. 097)	(.172)	(.156)	(.147)	(.141)	(.158)
Net Asset Value, End of Period	$10.25	$10.38	$10.43	$10.43	$10.48	$10.49

Total Return[3]	-0.32%	1.18%	1.49%	0.92%	1.26%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,909	$16,034	$15,335	$14,662	$13,212	$5,035
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.65%	1.46%	1.30%	1.20%	1.19%
Portfolio Turnover Rate [4]	52%	50%	51%	52%	45%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49	$10.63
Investment Operations
Net Investment Income	. 098[1]	.174[1]	.156	.140	.130	.130
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	(. 050)	. 002	(. 040)	. 005	(.109)
Total from Investment Operations	(.032)	.124	.158	.100	.135	.021
Distributions
Dividends from Net Investment Income	(. 098)	(.174)	(.156)	(.140)	(.130)	(.130)
Distributions from Realized Capital Gains	—	(.000)[2]	(. 002)	(. 010)	(. 015)	(. 031)
Total Distributions	(. 098)	(.174)	(.158)	(.150)	(.145)	(.161)
Net Asset Value, End of Period	$10.25	$10.38	$10.43	$10.43	$10.48	$10.49

Total Return	-0.31%	1.20%	1.51%	0.95%	1.29%	0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,255	$5,033	$4,963	$4,506	$4,505	$3,282
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.67%	1.48%	1.33%	1.23%	1.22%
Portfolio Turnover Rate [3]	52%	50%	51%	52%	45%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.001 per share.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49	$10.63
Investment Operations
Net Investment Income	. 098[1]	.175[1]	.158	.142	.132	.132
Net Realized and Unrealized Gain (Loss)
on Investments	(.130)	(. 050)	. 002	(. 040)	. 005	(.109)
Total from Investment Operations	(.032)	.125	.160	.102	.137	.023
Distributions
Dividends from Net Investment Income	(. 098)	(.175)	(.158)	(.142)	(.132)	(.132)
Distributions from Realized Capital Gains	—	(.000)[2]	(. 002)	(. 010)	(. 015)	(. 031)
Total Distributions	(. 098)	(.175)	(.160)	(.152)	(.147)	(.163)
Net Asset Value, End of Period	$10.25	$10.38	$10.43	$10.43	$10.48	$10.49

Total Return	-0.30%	1.21%	1.52%	0.97%	1.31%	0.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,048	$5,078	$4,336	$3,502	$2,515	$1,868
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	1.93%	1.68%	1.49%	1.35%	1.25%	1.24%
Portfolio Turnover Rate [3]	52%	50%	51%	52%	45%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.001 per share.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

21

Short-Term Bond Index Fund

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $2,653,000, representing 0.01% of the fund’s net assets and 1.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

22

Short-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	32,820,388	—
Corporate Bonds	—	14,033,281	—
Sovereign Bonds	—	3,839,641	—
Taxable Municipal Bonds	—	62,674	—
Temporary Cash Investments	533,475	—	—
Total	533,475	50,755,984	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

During the six months ended June 30, 2018, the fund realized $4,715,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $19,870,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $52,314,233,000. Net unrealized depreciation of investment securities for tax purposes was $1,024,774,000, consisting of unrealized gains of $3,650,000 on securities that had risen in value since their purchase and $1,028,424,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $4,343,885,000 of investment securities and sold $4,255,619,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $11,380,724,000 and $11,188,580,000, respectively. Total purchases and sales include $2,748,192,000 and $905,261,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $1,638,478,000 and $678,899,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

23

Short-Term Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	171,554	16,688	404,865	38,751
Issued in Lieu of Cash Distributions	11,439	1,114	24,088	2,305
Redeemed	(357,505)	(34,790)	(743,127)	(71,114)
Net Increase (Decrease)—Investor Shares	(174,512)	(16,988)	(314,174)	(30,058)
ETF Shares
Issued	2,778,746	35,500	5,685,314	71,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(915,723)	(11,700)	(1,241,367)	(15,600)
Net Increase (Decrease)—ETF Shares	1,863,023	23,800	4,443,947	55,800
Admiral Shares
Issued	2,361,407	229,747	5,012,766	479,769
Issued in Lieu of Cash Distributions	114,483	11,151	225,667	21,598
Redeemed	(4,408,139)	(428,151)	(4,461,835)	(427,170)
Net Increase (Decrease)—Admiral Shares	(1,932,249)	(187,253)	776,598	74,197
Institutional Shares
Issued	1,061,975	103,382	2,000,150	191,403
Issued in Lieu of Cash Distributions	45,446	4,427	76,468	7,319
Redeemed	(820,049)	(79,849)	(1,982,987)	(189,777)
Net Increase (Decrease)—Institutional Shares	287,372	27,960	93,631	8,945
Institutional Plus Shares
Issued	425,327	41,388	2,029,693	194,290
Issued in Lieu of Cash Distributions	46,664	4,545	73,094	6,995
Redeemed	(437,501)	(42,532)	(1,336,483)	(127,812)
Net Increase (Decrease)—Institutional Plus Shares	34,490	3,401	766,304	73,473

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

24

Intermediate-Term Bond Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VBIIX	BIV	VBILX	VBIMX	VBIUX
Expense Ratio[1]	0.15%	0.07%	0.07%	0.05%	0.04%
30-Day SEC Yield	3.31%	3.39%	3.39%	3.41%	3.42%

Financial Attributes

		Bloomberg
		Barclays
		5–10 Year	Bloomberg
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,862	1,946	9,959
Yield to Maturity
(before expenses)	3.4%	3.4%	3.3%
Average Coupon	2.9%	3.0%	3.1%
Average Duration	6.4 years	6.4 years	6.1 years
Average Effective
Maturity	7.2 years	7.2 years	8.4 years
Short-Term
Reserves	0.6%	—	—

Sector Diversification (% of portfolio)
Finance	14.9%
Foreign	5.5
Industrial	23.9
Treasury/Agency	53.4
Utilities	2.2
Other	0.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Bloomberg
	Barclays
	5–10 Year
	Gov/	Bloomberg
	Credit	Barclays
	Float Adj	Aggregate Float
	Index	Adj Index
R-Squared	0.99	0.97
Beta	1.03	1.30

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Credit Quality (% of portfolio)
U.S. Government	53.4%
Aaa	2.5
Aa	3.1
A	16.4
Baa	24.6

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.1%
3 - 5 Years	0.8
5 - 10 Years	99.1

1 The expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares.

25

Intermediate-Term Bond Index Fund

Investment Focus

26

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018
				Spliced
				Bloomberg
				Barclays
				5–10 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.93%	0.00%	4.93%	5.06%
2009	4.69	2.10	6.79	6.50
2010	4.26	5.11	9.37	9.44
2011	4.01	6.61	10.62	10.79
2012	3.23	3.68	6.91	7.22
2013	2.71	-6.25	-3.54	-3.37
2014	2.91	3.94	6.85	6.91
2015	2.62	-1.41	1.21	1.28
2016	2.52	0.23	2.75	3.10
2017	2.59	1.17	3.76	3.81
2018	1.31	-3.61	-2.30	-2.19
For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	-1.47%	2.44%	3.32%	1.23%	4.55%
ETF Shares	4/3/2007
Market Price		-1.52	2.54			4.59
Net Asset Value		-1.39	2.51			4.64
Admiral Shares	11/12/2001	-1.39	2.52	3.42	1.23	4.65
Institutional Shares	1/26/2006	-1.37	2.55	3.45	1.23	4.68
Institutional Plus Shares	11/30/2011	-1.36	2.56	2.90[1]	-0.18[1]	2.72[1]
1 Return since inception.
See Financial Highlights for dividend and capital gains information.

27

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
U. S. Government and Agency Obligations
U. S. Government Securities
United States Treasury
Note/Bond	2.125%	2/29/24	875,345	845,391	2.6%
United States Treasury
Note/Bond	2.750%	11/15/23	680,777	680,355	2.1%
United States Treasury
Note/Bond	2.500%	5/15/24	678,624	667,807	2.0%
United States Treasury
Note/Bond	2.250%	2/15/27	669,565	638,705	2.0%
United States Treasury
Note/Bond	2.750%	2/15/28	629,730	623,924	1.9%
United States Treasury
Note/Bond	1.625%	5/15/26	679,848	621,741	1.9%
United States Treasury
Note/Bond	2.375%	5/15/27	633,742	610,078	1.9%
United States Treasury
Note/Bond	2.875%	5/15/28	605,553	606,498	1.9%
United States Treasury
Note/Bond	1.625%	2/15/26	653,299	599,199	1.8%
United States Treasury
Note/Bond	2.000%	11/15/26	615,297	576,459	1.8%
United States Treasury
Note/Bond	2.250%	11/15/27	604,445	574,223	1.8%
United States Treasury
Note/Bond	2.125%	5/15/25	591,160	565,575	1.7%
United States Treasury
Note/Bond	2.000%	8/15/25	594,527	563,035	1.7%
United States Treasury
Note/Bond	2.250%	8/15/27	575,586	547,526	1.7%

28

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury
Note/Bond	1.500%	8/15/26	595,211	537,362	1.6%
United States Treasury
Note/Bond	2.500%	8/15/23	499,715	493,778	1.5%
United States Treasury
Note/Bond	2.875%	5/31/25	440,215	441,795	1.3%
United States Treasury
Note/Bond	2.375%	8/15/24	448,049	437,269	1.3%
United States Treasury
Note/Bond	2.000%	2/15/25	458,951	436,361	1.3%
United States Treasury
Note/Bond	2.750%	2/28/25	430,616	429,001	1.3%
United States Treasury
Note/Bond	2.250%	11/15/25	433,742	417,138	1.3%
United States Treasury
Note/Bond	2.125%	11/30/24	430,400	413,184	1.3%
United States Treasury
Note/Bond	2.250%	11/15/24	414,024	400,502	1.2%
United States Treasury
Note/Bond	2.125%	9/30/24	371,965	357,551	1.1%
United States Treasury
Note/Bond	2.125%	11/30/23	355,340	343,902	1.0%
United States Treasury
Note/Bond	2.000%	5/31/24	350,350	335,243	1.0%
United States Treasury
Note/Bond	2.500%	1/31/25	331,925	325,804	1.0%
United States Treasury
Note/Bond	2.750%	2/15/24	322,737	322,233	1.0%
United States Treasury
Note/Bond	2.000%	6/30/24	332,240	317,705	1.0%
United States Treasury
Note/Bond	2.125%	3/31/24	310,775	299,898	0.9%
United States Treasury
Note/Bond	1.375%	8/31/23	310,125	289,629	0.9%
United States Treasury
Note/Bond	1.875%	8/31/24	243,078	230,506	0.7%
United States Treasury
Note/Bond	2.250%	12/31/24	233,500	225,767	0.7%
United States Treasury
Note/Bond	2.625%	3/31/25	202,390	200,050	0.6%
United States Treasury
Note/Bond	1.375%	9/30/23	202,400	188,770	0.6%
United States Treasury
Note/Bond	2.125%	7/31/24	187,650	180,613	0.5%
United States Treasury
Note/Bond	2.875%	4/30/25	131,625	132,119	0.4%
United States Treasury
Note/Bond	2.000%	4/30/24	127,010	121,651	0.4%
United States Treasury
Note/Bond	2.250%	1/31/24	124,195	120,818	0.4%
United States Treasury
Note/Bond	2.250%	12/31/23	114,279	111,244	0.3%
United States Treasury
Note/Bond	2.750%	6/30/25	94,150	93,738	0.3%

29

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury
Note/Bond	2.250%	10/31/24	87,120	84,316	0.3%
United States Treasury
Note/Bond	6.875%	8/15/25	47,479	59,875	0.2%
United States Treasury
Note/Bond	1.375%– 6.250%	6/30/23–10/31/23	99,468	99,416	0.3%
				17,167,754	52.5%
Agency Bonds and Notes
1 Federal National
Mortgage Assn.	2.625%	9/6/24	102,020	100,445	0.3%
Agency Bonds and
Notes—Other †				157,237	0.5%
				257,682	0.8%
Total U.S. Government and Agency Obligations (Cost $18,098,537)				17,425,436	53.3%
Corporate Bonds
Finance
Banking
Bank of America Corp.	3.419%	12/20/28	59,166	55,691	0.2%
2 Bank of America Corp.	3.093%–4.450%	7/24/23–3/5/29	348,946	342,043	1.0%
Bank One Corp.	8.000%	4/29/27	6,985	8,774	0.0%
2 JPMorgan Chase & Co.	2.950%–4.250%	2/1/24–4/23/29	337,348	327,279	1.0%
3 Banking—Other †				2,549,621	7.8%
Brokerage †				202,691	0.6%
Finance Companies †				88,520	0.3%
3 Insurance †				582,279	1.8%
Other Finance †				9,534	0.0%
Real Estate Investment Trusts †				651,753	2.0%
				4,818,185	14.7%
Industrial
3 Basic Industry †				339,530	1.1%
3 Capital Goods †				599,496	1.8%
3 Communication †				942,750	2.9%
Consumer Cyclical †				940,478	2.9%
Consumer Noncyclical
Anheuser-Busch InBev
Finance Inc.	3.650%	2/1/26	117,610	115,115	0.4%
CVS Health Corp.	4.300%	3/25/28	82,785	81,572	0.2%
3 Consumer Noncyclical—
Other †				1,901,563	5.8%
3 Energy †				1,242,562	3.8%
Other Industrial †				37,042	0.1%
Technology
Broadcom Corp. / Broadcom
Cayman Finance Ltd.	3.875%	1/15/27	55,095	52,016	0.2%
3 Technology—Other †				1,176,256	3.6%
Transportation †				271,156	0.8%
				7,699,536	23.6%

30

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
Utilities
3 Electric †				626,114	1.9%
Natural Gas †				63,667	0.2%
Other Utility †				14,694	0.1%
				704,475	2.2%
Total Corporate Bonds (Cost $13,679,542)				13,222,196	40.5%
Sovereign Bonds
4 KFW	2.500%	11/20/24	60,240	58,504	0.2%
Petroleos Mexicanos	6.500%	3/13/27	60,240	61,855	0.2%
3 Sovereign Bonds—Other †				1,593,005	4.8%
Total Sovereign Bonds (Cost $1,769,918)				1,713,364	5.2%
Taxable Municipal Bonds (Cost $61,463) †				60,139	0.2%

			Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity
Fund (Cost $209,136)	2.122%		2,091,242	209,145	0.7%
Total Investments (Cost $33,818,596)				32,630,280	99.9%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				1,807
Receivables for Investment Securities Sold				286,266
Receivables for Accrued Income				247,929
Receivables for Capital Shares Issued				13,278
Other Assets				8,147
Total Other Assets				557,427	1.7%
Liabilities
Payables for Investment Securities Purchased				(483,971)
Payables for Capital Shares Redeemed				(14,142)
Payables for Distributions				(7,111)
Payables to Vanguard				(10,417)
Total Liabilities				(515,641)	(1.6%)
Net Assets				32,672,066	100.0%

At June 30, 2018, net assets consisted of:
					Amount
					($000)
Paid-in Capital					34,013,808
Undistributed Net Investment Income					33,957
Accumulated Net Realized Losses					(187,383)
Unrealized Appreciation (Depreciation)					(1,188,316)
Net Assets					32,672,066

31

Intermediate-Term Bond Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 107,617,505 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,178,358
Net Asset Value Per Share—Investor Shares	$10.95

ETF Shares—Net Assets
Applicable to 168,654,060 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,648,023
Net Asset Value Per Share—ETF Shares	$80.92

Admiral Shares—Net Assets
Applicable to 1,183,055,917 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,953,807
Net Asset Value Per Share—Admiral Shares	$10.95

Institutional Shares—Net Assets
Applicable to 279,665,341 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,062,172
Net Asset Value Per Share—Institutional Shares	$10.95

Institutional Plus Shares—Net Assets
Applicable to 167,104,977 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,829,706
Net Asset Value Per Share—Institutional Plus Shares	$10.95

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $255,572,000, representing 0.8% of net assets.
4 Guaranteed by the Federal Republic of Germany.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Interest[1]	487,313
Total Income	487,313
Expenses
The Vanguard Group—Note B
Investment Advisory Services	493
Management and Administrative—Investor Shares	669
Management and Administrative—ETF Shares	4,300
Management and Administrative—Admiral Shares	3,770
Management and Administrative—Institutional Shares	673
Management and Administrative—Institutional Plus Shares	300
Marketing and Distribution—Investor Shares	126
Marketing and Distribution—ETF Shares	394
Marketing and Distribution—Admiral Shares	506
Marketing and Distribution—Institutional Shares	40
Marketing and Distribution—Institutional Plus Shares	10
Custodian Fees	58
Shareholders’ Reports—Investor Shares	107
Shareholders’ Reports—ETF Shares	258
Shareholders’ Reports—Admiral Shares	60
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—Institutional Plus Shares	15
Trustees’ Fees and Expenses	12
Total Expenses	11,797
Expenses Paid Indirectly	(36)
Net Expenses	11,761
Net Investment Income	475,552
Realized Net Gain (Loss) on Investment Securities Sold[1]	(206,297)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(1,057,411)
Net Increase (Decrease) in Net Assets Resulting from Operations	(788,156)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,293,000, $11,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	475,552	844,940
Realized Net Gain (Loss)	(206,297)	27,773
Change in Unrealized Appreciation (Depreciation)	(1,057,411)	281,559
Net Increase (Decrease) in Net Assets Resulting from Operations	(788,156)	1,154,272
Distributions
Net Investment Income
Investor Shares	(16,710)	(35,465)
ETF Shares	(173,357)	(358,019)
Admiral Shares	(181,522)	(334,883)
Institutional Shares	(43,241)	(76,404)
Institutional Plus Shares	(24,968)	(41,601)
Realized Capital Gain[1]
Investor Shares	—	(1,251)
ETF Shares	—	(14,657)
Admiral Shares	—	(12,887)
Institutional Shares	—	(2,991)
Institutional Plus Shares	—	(1,571)
Total Distributions	(439,798)	(879,729)
Capital Share Transactions
Investor Shares	(82,129)	(180,550)
ETF Shares	(1,157,462)	3,982,223
Admiral Shares	(39,548)	1,407,121
Institutional Shares	49,470	476,321
Institutional Plus Shares	251,569	147,119
Net Increase (Decrease) from Capital Share Transactions	(978,100)	5,832,234
Total Increase (Decrease)	(2,206,054)	6,106,777
Net Assets
Beginning of Period	34,878,120	28,771,343
End of Period[2]	32,672,066	34,878,120

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $33,957,000 and ($1,797,000).

See accompanying Notes, which are an integral part of the Financial Statements.

34

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.36	$11.24	$11.26	$11.46	$11.09	$11.96
Investment Operations
Net Investment Income	.149[1]	.289[1]	.289	.302	.316	.329
Net Realized and Unrealized Gain (Loss)
on Investments	(. 410)	.132	. 025	(.162)	. 437	(.745)
Total from Investment Operations	(. 261)	. 421	. 314.140		.753	(. 416)
Distributions
Dividends from Net Investment Income	(.149)	(. 290)	(. 289)	(. 302)	(. 316)	(. 329)
Distributions from Realized Capital Gains	—	(. 011)	(. 045)	(. 038)	(. 067)	(.125)
Total Distributions	(.149)	(. 301)	(. 334)	(. 340)	(. 383)	(. 454)
Net Asset Value, End of Period	$10.95	$11.36	$11.24	$11.26	$11.46	$11.09

Total Return[2]	-2.30%	3.76%	2.75%	1.21%	6.85%	-3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,178	$1,307	$1,472	$1,397	$1,551	$1,558
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.73%	2.54%	2.48%	2.62%	2.76%	2.84%
Portfolio Turnover Rate [3]	58%	55%	57%	51%	60%	70%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$83.73	$82.86	$82.95	$84.41	$81.65	$88.07
Investment Operations
Net Investment Income	1.133[1]	2.199[1]	2.163	2.227	2.403	2.523
Net Realized and Unrealized Gain (Loss)
on Investments	(3.003)	.925	.244	(1.177)	3.254	(5.499)
Total from Investment Operations	(1.870)	3.124	2.407	1.050	5.657	(2.976)
Distributions
Dividends from Net Investment Income	(.940)	(2.174)	(2.163)	(2.227)	(2.403)	(2.523)
Distributions from Realized Capital Gains	—	(. 080)	(. 334)	(. 283)	(. 494)	(. 921)
Total Distributions	(.940)	(2.254)	(2.497)	(2.510)	(2.897)	(3.444)
Net Asset Value, End of Period	$80.92	$83.73	$82.86	$82.95	$84.41	$81.65

Total Return	-2.23%	3.80%	2.86%	1.23%	7.00%	-3.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,648	$15,328	$11,241	$7,569	$4,858	$3,695
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.81%	2.62%	2.56%	2.69%	2.86%	2.94%
Portfolio Turnover Rate[2]	58%	55%	57%	51%	60%	70%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.36	$11.24	$11.26	$11.46	$11.09	$11.96
Investment Operations
Net Investment Income	.154[1]	.298[1]	.299	.309	.327	.340
Net Realized and Unrealized Gain (Loss)
on Investments	(. 411)	.132	. 025	(.162)	. 437	(.745)
Total from Investment Operations	(. 257)	. 430	. 324.147		.764	(. 405)
Distributions
Dividends from Net Investment Income	(.153)	(. 299)	(. 299)	(. 309)	(. 327)	(. 340)
Distributions from Realized Capital Gains	—	(. 011)	(. 045)	(. 038)	(. 067)	(.125)
Total Distributions	(.153)	(. 310)	(. 344)	(. 347)	(. 394)	(. 465)
Net Asset Value, End of Period	$10.95	$11.36	$11.24	$11.26	$11.46	$11.09

Total Return[2]	-2.26%	3.85%	2.83%	1.27%	6.96%	-3.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,954	$13,477	$11,954	$10,061	$8,922	$5,320
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.81%	2.62%	2.56%	2.69%	2.86%	2.94%
Portfolio Turnover Rate [3]	58%	55%	57%	51%	60%	70%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.36	$11.24	$11.26	$11.46	$11.09	$11.96
Investment Operations
Net Investment Income	.155[1]	.301[1]	.301	.313	.331	.344
Net Realized and Unrealized Gain (Loss)
on Investments	(.411)	.131	.025	(.162)	.437	(.745)
Total from Investment Operations	(. 256)	. 432	. 326.151		.768	(. 401)
Distributions
Dividends from Net Investment Income	(.154)	(. 301)	(. 301)	(. 313)	(. 331)	(. 344)
Distributions from Realized Capital Gains	—	(. 011)	(. 045)	(. 038)	(. 067)	(.125)
Total Distributions	(.154)	(. 312)	(. 346)	(. 351)	(. 398)	(. 469)
Net Asset Value, End of Period	$10.95	$11.36	$11.24	$11.26	$11.46	$11.09

Total Return	-2.25%	3.87%	2.85%	1.31%	6.99%	-3.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,062	$3,127	$2,626	$2,399	$1,610	$1,172
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.83%	2.64%	2.58%	2.72%	2.89%	2.97%
Portfolio Turnover Rate[2]	58%	55%	57%	51%	60%	70%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.36	$11.24	$11.26	$11.46	$11.09	$11.96
Investment Operations
Net Investment Income	.155[1]	.302[1]	.302	.315	.333	.346
Net Realized and Unrealized Gain (Loss)
on Investments	(.410)	.131	.025	(.162)	.437	(.745)
Total from Investment Operations	(. 255)	. 433	. 327.153		.770	(. 399)
Distributions
Dividends from Net Investment Income	(.155)	(. 302)	(. 302)	(. 315)	(. 333)	(. 346)
Distributions from Realized Capital Gains	—	(. 011)	(. 045)	(. 038)	(. 067)	(.125)
Total Distributions	(.155)	(. 313)	(. 347)	(. 353)	(. 400)	(. 471)
Net Asset Value, End of Period	$10.95	$11.36	$11.24	$11.26	$11.46	$11.09

Total Return	-2.25%	3.88%	2.86%	1.33%	7.01%	-3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,830	$1,640	$1,478	$1,057	$293	$216
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.84%	2.65%	2.59%	2.74%	2.91%	2.99%
Portfolio Turnover Rate[2]	58%	55%	57%	51%	60%	70%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

40

Intermediate-Term Bond Index Fund

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $1,807,000, representing 0.01% of the fund’s net assets and 0.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2018, custodian fee offset arrangements reduced the fund’s expenses by $36,000 (an annual rate of 0.00% of average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

41

Intermediate-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	17,425,436	—
Corporate Bonds	—	13,222,196	—
Sovereign Bonds	—	1,713,364	—
Taxable Municipal Bonds	—	60,139	—
Temporary Cash Investments	209,145	—	—
Total	209,145	32,421,135	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

During the six months ended June 30, 2018, the fund realized $33,102,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. The fund realized losses of $14,188,000 during the period from November 1, 2017, through December 31, 2017, which are deferred and will be treated as realized for tax purposes in fiscal 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018.

At June 30, 2018, the cost of investment securities for tax purposes was $33,818,596,000. Net unrealized depreciation of investment securities for tax purposes was $1,188,316,000, consisting of unrealized gains of $19,209,000 on securities that had risen in value since their purchase and $1,207,525,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $3,051,852,000 of investment securities and sold $3,583,976,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,564,420,000 and $7,766,516,000, respectively. Total purchases and sales include $380,307,000 and $1,525,607,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $486,940,000 and $2,388,378,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

42

Intermediate-Term Bond Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	133,154	12,044	349,757	30,691
Issued in Lieu of Cash Distributions	15,479	1,405	33,976	2,981
Redeemed	(230,762)	(20,923)	(564,283)	(49,549)
Net Increase (Decrease)—Investor Shares	(82,129)	(7,474)	(180,550)	(15,877)
ETF Shares
Issued	386,062	4,700	4,116,918	49,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,543,524)	(19,100)	(134,695)	(1,600)
Net Increase (Decrease)—ETF Shares	(1,157,462)	(14,400)	3,982,223	47,400
Admiral Shares
Issued	1,872,580	169,324	3,893,428	341,773
Issued in Lieu of Cash Distributions	157,473	14,293	301,626	26,459
Redeemed	(2,069,601)	(187,299)	(2,787,933)	(244,878)
Net Increase (Decrease)—Admiral Shares	(39,548)	(3,682)	1,407,121	123,354
Institutional Shares
Issued	454,749	41,123	846,886	74,367
Issued in Lieu of Cash Distributions	38,728	3,515	71,303	6,254
Redeemed	(444,007)	(40,339)	(441,868)	(38,833)
Net Increase (Decrease)—
Institutional Shares	49,470	4,299	476,321	41,788
Institutional Plus Shares
Issued	291,735	26,388	332,533	29,206
Issued in Lieu of Cash Distributions	12,821	1,164	22,603	1,983
Redeemed	(52,987)	(4,819)	(208,017)	(18,302)
Net Increase (Decrease)—Institutional Plus Shares	251,569	22,733	147,119	12,887

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

43

Long-Term Bond Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor		Institutional	Institutional
	Shares	ETF Shares	Shares	Plus Shares
Ticker Symbol	VBLTX	BLV	VBLLX	VBLIX
Expense Ratio[1]	0.15%	0.07%	0.05%	0.04%
30-Day SEC Yield	3.87%	3.95%	3.97%	3.98%

Financial Attributes

		Bloomberg
		Barclays
		Long	Bloomberg
		Gov/	Barclays
		Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	2,105	2,140	9,959
Yield to Maturity
(before expenses)	4.0%	4.0%	3.3%
Average Coupon	4.4%	4.4%	3.1%
Average Duration	14.9 years	14.9 years	6.1 years
Average Effective
Maturity	24.1 years	24.0 years	8.4 years
Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of portfolio)
Finance	8.3%
Foreign	7.7
Industrial	35.6
Treasury/Agency	42.1
Utilities	6.1
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Bloomberg
	Barclays
	Long
	Gov/	Bloomberg
	Credit	Barclays
	Float Adj	Aggregate Float
	Index	Adj Index
R-Squared	0.99	0.92
Beta	1.03	2.54

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Credit Quality (% of portfolio)
U.S. Government	42.1%
Aaa	2.2
Aa	5.6
A	22.0
Baa	28.1

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.1%
1 - 3 Years	0.1
5 - 10 Years	0.9
10 - 20 Years	22.9
20 - 30 Years	72.9
Over 30 Years	3.1

1 The expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.15% for Investor Shares, 0.07% for ETF Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares.

44

Long-Term Bond Index Fund

Investment Focus

45

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018
				Spliced
				Bloomberg
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	5.81%	2.83%	8.64%	8.44%
2009	5.27	-3.51	1.76	1.92
2010	5.21	5.06	10.27	10.16
2011	5.51	16.55	22.06	22.49
2012	4.23	4.26	8.49	8.79
2013	3.76	-12.89	-9.13	-8.83
2014	4.79	14.93	19.72	19.31
2015	3.73	-7.20	-3.47	-3.31
2016	3.89	2.52	6.41	6.68
2017	4.02	6.74	10.76	10.72
2018	1.77	-6.86	-5.09	-4.98
For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	-1.08%	4.95%	4.50%	2.14%	6.64%
ETF Shares	4/3/2007
Market Price		-1.16	5.02			6.69
Net Asset Value		-1.00	5.05			6.73
Institutional Shares	2/2/2006	-0.98	5.07	4.63	2.14	6.77
Institutional Plus Shares	10/6/2011	-0.97	5.08	4.16[1]	0.18[1]	4.34[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

46

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
U. S. Government and Agency Obligations
U. S. Government Securities
United States Treasury
Note/Bond	2.875%	5/15/43	170,855	167,598	1.6%
United States Treasury
Note/Bond	3.625%	2/15/44	142,444	158,691	1.5%
United States Treasury
Note/Bond	3.750%	11/15/43	136,310	154,776	1.5%
United States Treasury
Note/Bond	3.125%	5/15/48	143,256	147,107	1.4%
United States Treasury
Note/Bond	3.375%	5/15/44	136,587	146,148	1.4%
United States Treasury
Note/Bond	3.000%	5/15/45	144,455	144,816	1.4%
United States Treasury
Note/Bond	3.000%	11/15/44	143,056	143,414	1.4%
United States Treasury
Note/Bond	2.875%	11/15/46	144,764	141,575	1.3%
United States Treasury
Note/Bond	3.000%	2/15/48	138,042	138,344	1.3%
United States Treasury
Note/Bond	2.750%	8/15/47	139,746	133,195	1.3%
United States Treasury
Note/Bond	3.000%	2/15/47	132,644	132,954	1.3%
United States Treasury
Note/Bond	2.750%	11/15/47	138,511	132,017	1.2%
United States Treasury
Note/Bond	2.875%	8/15/45	132,712	129,892	1.2%
United States Treasury
Note/Bond	2.500%	5/15/46	142,466	129,265	1.2%

47

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury
Note/Bond	3.625%	8/15/43	111,000	123,505	1.2%
United States Treasury
Note/Bond	3.125%	8/15/44	118,838	121,809	1.1%
United States Treasury
Note/Bond	2.250%	8/15/46	136,279	117,178	1.1%
United States Treasury
Note/Bond	2.500%	2/15/46	128,432	116,592	1.1%
United States Treasury
Note/Bond	2.500%	2/15/45	114,792	104,496	1.0%
United States Treasury
Note/Bond	2.750%	11/15/42	105,618	101,393	1.0%
United States Treasury
Note/Bond	3.125%	2/15/43	98,660	101,096	0.9%
United States Treasury
Note/Bond	3.000%	11/15/45	89,750	89,960	0.8%
United States Treasury
Note/Bond	3.000%	5/15/47	83,746	83,903	0.8%
United States Treasury
Note/Bond	4.750%	2/15/41	62,480	80,873	0.8%
United States Treasury
Note/Bond	3.000%	5/15/42	79,000	79,346	0.7%
United States Treasury
Note/Bond	4.375%	5/15/40	62,098	76,303	0.7%
United States Treasury
Note/Bond	2.750%	8/15/42	75,033	72,090	0.7%
United States Treasury
Note/Bond	4.625%	2/15/40	51,261	64,982	0.6%
United States Treasury
Note/Bond	4.375%	11/15/39	51,255	62,876	0.6%
United States Treasury
Note/Bond	4.250%	11/15/40	51,900	62,856	0.6%
United States Treasury
Note/Bond	3.750%	8/15/41	54,075	61,122	0.6%
United States Treasury
Note/Bond	3.125%	2/15/42	58,902	60,411	0.6%
United States Treasury
Note/Bond	6.250%	5/15/30	44,840	59,973	0.6%
United States Treasury
Note/Bond	3.875%	8/15/40	51,315	58,964	0.6%
United States Treasury
Note/Bond	4.375%	5/15/41	47,545	58,644	0.5%
United States Treasury
Note/Bond	4.500%	2/15/36	44,655	54,549	0.5%
United States Treasury
Note/Bond	4.500%	8/15/39	43,381	54,017	0.5%
United States Treasury
Note/Bond	3.125%	11/15/41	49,577	50,863	0.5%
United States Treasury
Note/Bond	3.500%	2/15/39	46,192	50,241	0.5%
United States Treasury
Note/Bond	4.250%	5/15/39	34,662	41,756	0.4%
United States Treasury
Note/Bond	4.500%	5/15/38	31,490	38,984	0.4%

48

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury
Note/Bond	4.375%	2/15/38	30,498	37,126	0.3%
United States Treasury
Note/Bond	5.375%	2/15/31	27,805	35,112	0.3%
United States Treasury
Note/Bond	5.000%	5/15/37	26,854	35,028	0.3%
United States Treasury
Note/Bond	2.750%– 6.125%	2/15/28–2/15/37	91,766	106,098	1.0%
				4,261,938	40.3%
Agency Bonds and Notes
1 Federal Home Loan
Mortgage Corp.	6.250%	7/15/32	19,412	26,021	0.2%
Agency Bonds and
Notes—Other †				154,525	1.5%
				180,546	1.7%
Total U.S. Government and Agency Obligations (Cost $4,408,628)				4,442,484	42.0%
Corporate Bonds
Finance
2 Banking †				463,098	4.4%
Brokerage †				21,111	0.2%
Finance Companies
GE Capital International
Funding Co. Unlimited Co.	4.418%	11/15/35	38,116	36,932	0.4%
Finance Companies—
Other †				2,144	0.0%
Insurance
Berkshire Hathaway
Finance Corp.	4.300%–5.750%	1/15/40–5/15/43	6,847	7,575	0.1%
Berkshire Hathaway Inc.	4.500%	2/11/43	3,675	3,775	0.0%
2 Insurance—Other †				290,948	2.7%
Real Estate Investment
Trusts †				39,894	0.4%
				865,477	8.2%
Industrial
Basic Industry
Lubrizol Corp.	6.500%	10/1/34	825	1,087	0.0%
Basic Industry—Other †				221,901	2.1%
Capital Goods
Precision Castparts
Corp.	3.900%–4.375%	1/15/43– 6/15/45	3,080	3,093	0.0%
Capital Goods—Other †				264,090	2.5%
Communication
2 AT&T Inc.	4.300%–8.250%	2/15/30–8/15/58	153,632	143,598	1.4%
Time Warner Inc.	3.800%–5.375%	2/15/27– 6/1/44	17,835	16,507	0.2%
2 Verizon
Communications Inc.	3.850%–5.500%	9/21/28–3/15/55	164,635	155,396	1.5%
Warner Media LLC	7.625%	4/15/31	3,000	3,751	0.0%
Communication—Other †				417,043	3.9%
Consumer Cyclical †				319,693	3.0%

49

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
Consumer Noncyclical
Anheuser-Busch InBev
Finance Inc.	4.900%	2/1/46	41,919	43,135	0.4%
CVS Health Corp.	5.050%	3/25/48	28,900	29,262	0.3%
2 Consumer Noncyclical—
Other †				870,843	8.2%
2 Energy †				603,424	5.7%
Other Industrial †				27,090	0.3%
Technology
Microsoft Corp.	3.450%–5.300%	2/12/35–2/6/57	106,000	108,487	1.1%
2 Technology—Other †				255,845	2.4%
Transportation
Burlington Northern
Santa Fe LLC	3.900%– 6.200%	8/15/36– 6/15/48	39,977	42,464	0.4%
Transportation—Other †				152,027	1.4%
				3,678,736	34.8%
Utilities
Electric
Berkshire Hathaway
Energy Co.	3.800%– 6.125%	4/1/36–7/15/48	15,776	17,850	0.2%
MidAmerican
Energy Co.	3.650%– 6.750%	12/30/31–8/1/48	11,299	12,071	0.1%
Nevada Power Co.	6.650%– 6.750%	4/1/36–7/1/37	2,045	2,662	0.0%
PacifiCorp	4.100%–7.700%	11/15/31–2/1/42	12,004	14,777	0.2%
Electric—Other †				530,978	5.0%
Natural Gas †				48,996	0.5%
Other Utility †				12,416	0.1%
				639,750	6.1%
Total Corporate Bonds (Cost $5,220,409)				5,183,963	49.1%
Sovereign Bonds
2 Petroleos Mexicanos	5.500%– 6.750%	6/15/35–2/12/48	73,085	67,777	0.6%
United Mexican States	4.750%	3/8/44	30,856	28,897	0.3%
United Mexican States	4.350%–7.500%	4/8/33–10/12/10	51,174	53,777	0.5%
2 Sovereign Bonds—Other †				280,067	2.7%
Total Sovereign Bonds (Cost $440,857)				430,518	4.1%
Taxable Municipal Bonds
Illinois GO	5.100%	6/1/33	25,940	24,549	0.2%
Taxable Municipal Bonds—
Other †				377,288	3.6%
Total Taxable Municipal Bonds (Cost $354,476)				401,837	3.8%

			Shares
Temporary Cash Investment
Money Market Fund
3 Vanguard Market Liquidity
Fund (Cost $36,464)	2.122%		364,617	36,465	0.4%
Total Investments (Cost $10,460,834)				10,495,267	99.4%

50

Long-Term Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	553
Receivables for Investment Securities Sold	68,244
Receivables for Accrued Income	112,074
Receivables for Capital Shares Issued	3,590
Other Assets	173
Total Other Assets	184,634	1.7%
Liabilities
Payables for Investment Securities Purchased	(101,210)
Payables for Capital Shares Redeemed	(11,497)
Payables for Distributions	(2,022)
Payables to Vanguard	(3,967)
Total Liabilities	(118,696)	(1.1%)
Net Assets	10,561,205	100.0%

At June 30, 2018, net assets consisted of:
		Amount
		($000)
Paid-in Capital		10,544,880
Undistributed Net Investment Income		7,172
Accumulated Net Realized Losses		(25,280)
Unrealized Appreciation (Depreciation)		34,433
Net Assets		10,561,205

Investor Shares—Net Assets
Applicable to 210,163,201 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,819,020
Net Asset Value Per Share—Investor Shares		$13.41

ETF Shares—Net Assets
Applicable to 24,600,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,178,230
Net Asset Value Per Share—ETF Shares		$88.55

Institutional Shares—Net Assets
Applicable to 178,825,772 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,398,683
Net Asset Value Per Share—Institutional Shares		$13.41

51

Long-Term Bond Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 235,976,156 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,165,272
Net Asset Value Per Share—Institutional Plus Shares	$13.41

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $98,054,000, representing 0.9% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Interest[1]	205,754
Total Income	205,754
Expenses
The Vanguard Group—Note B
Investment Advisory Services	152
Management and Administrative—Investor Shares	1,820
Management and Administrative—ETF Shares	577
Management and Administrative—Institutional Shares	517
Management and Administrative—Institutional Plus Shares	529
Marketing and Distribution—Investor Shares	256
Marketing and Distribution—ETF Shares	65
Marketing and Distribution—Institutional Shares	27
Marketing and Distribution—Institutional Plus Shares	17
Custodian Fees	16
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—ETF Shares	99
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	7
Trustees’ Fees and Expenses	4
Total Expenses	4,112
Net Investment Income	201,642
Realized Net Gain (Loss)
Investment Securities Sold[1]	(9,191)
Futures Contracts	206
Realized Net Gain (Loss)	(8,985)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(760,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	(568,133)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $314,000, $3,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	201,642	388,769
Realized Net Gain (Loss)	(8,985)	64,583
Change in Unrealized Appreciation (Depreciation)	(760,790)	609,011
Net Increase (Decrease) in Net Assets Resulting from Operations	(568,133)	1,062,363
Distributions
Net Investment Income
Investor Shares	(54,160)	(104,672)
ETF Shares	(35,680)	(79,749)
Institutional Shares	(45,391)	(90,360)
Institutional Plus Shares	(58,822)	(114,185)
Realized Capital Gain[1]
Investor Shares	(4,585)	—
ETF Shares	(3,499)	—
Institutional Shares	(3,680)	—
Institutional Plus Shares	(4,795)	—
Total Distributions	(210,612)	(388,966)
Capital Share Transactions
Investor Shares	(12,400)	268,353
ETF Shares	(50,239)	583,520
Institutional Shares	22,706	183,470
Institutional Plus Shares	74,130	370,516
Net Increase (Decrease) from Capital Share Transactions	34,197	1,405,859
Total Increase (Decrease)	(744,548)	2,079,256
Net Assets
Beginning of Period	11,305,753	9,226,497
End of Period[2]	10,561,205	11,305,753

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $7,172,000 and ($417,000).

See accompanying Notes, which are an integral part of the Financial Statements.

54

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.42	$13.51	$13.20	$14.26	$12.41	$14.27
Investment Operations
Net Investment Income	. 256[1]	.519[1]	.529	.546	.556	.557
Net Realized and Unrealized Gain (Loss)
on Investments	(.988)	.910	.333	(1.025)	1.853	(1.837)
Total from Investment Operations	(.732)	1.429	.862	(.479)	2.409	(1.280)
Distributions
Dividends from Net Investment Income	(. 256)	(. 519)	(. 529)	(. 546)	(. 556)	(. 557)
Distributions from Realized Capital Gains	(. 022)	—	(. 023)	(. 035)	(. 003)	(. 023)
Total Distributions	(. 278)	(. 519)	(. 552)	(. 581)	(. 559)	(. 580)
Net Asset Value, End of Period	$13.41	$14.42	$13.51	$13.20	$14.26	$12.41

Total Return[2]	-5.09%	10.76%	6.41%	-3.47%	19.72%	-9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,819	$3,047	$2,595	$2,415	$2,594	$2,019
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.79%	3.71%	3.72%	3.95%	4.10%	4.21%
Portfolio Turnover Rate [3]	46%	41%	45%	42%	39%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Long-Term Bond Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$94.91	$88.86	$86.80	$93.73	$81.45	$93.73
Investment Operations
Net Investment Income	1.722[1]	3.487[1]	3.558	3.565	3.639	3.813
Net Realized and Unrealized Gain (Loss)
on Investments	(6.511)	6.019	2.212	(6.700)	12.300	(12.129)
Total from Investment Operations	(4.789)	9.506	5.770	(3.135)	15.939	(8.316)
Distributions
Dividends from Net Investment Income	(1.428)	(3.456)	(3.558)	(3.565)	(3.639)	(3.813)
Distributions from Realized Capital Gains	(.143)	—	(.152)	(. 230)	(. 020)	(.151)
Total Distributions	(1.571)	(3.456)	(3.710)	(3.795)	(3.659)	(3.964)
Net Asset Value, End of Period	$88.55	$94.91	$88.86	$86.80	$93.73	$81.45

Total Return	-5.06%	10.89%	6.53%	-3.45%	19.89%	-9.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,178	$2,392	$1,671	$1,693	$1,068	$489
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.87%	3.79%	3.80%	4.02%	4.20%	4.31%
Portfolio Turnover Rate[2]	46%	41%	45%	42%	39%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.42	$13.51	$13.20	$14.26	$12.41	$14.27
Investment Operations
Net Investment Income	. 263[1]	.533[1]	.544	.560	.573	.574
Net Realized and Unrealized Gain (Loss)
on Investments	(.988)	.910	.333	(1.025)	1.853	(1.837)
Total from Investment Operations	(.725)	1.443	.877	(.465)	2.426	(1.263)
Distributions
Dividends from Net Investment Income	(. 263)	(. 533)	(. 544)	(. 560)	(. 573)	(. 574)
Distributions from Realized Capital Gains	(. 022)	—	(. 023)	(. 035)	(. 003)	(. 023)
Total Distributions	(. 285)	(. 533)	(. 567)	(. 595)	(. 576)	(. 597)
Net Asset Value, End of Period	$13.41	$14.42	$13.51	$13.20	$14.26	$12.41

Total Return	-5.05%	10.87%	6.51%	-3.37%	19.87%	-9.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,399	$2,552	$2,216	$2,174	$2,283	$1,784
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.89%	3.81%	3.82%	4.05%	4.23%	4.34%
Portfolio Turnover Rate[2]	46%	41%	45%	42%	39%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.42	$13.51	$13.20	$14.26	$12.41	$14.27
Investment Operations
Net Investment Income	. 264[1]	.535[1]	.545	.563	.576	.577
Net Realized and Unrealized Gain (Loss)
on Investments	(.989)	.910	.333	(1.025)	1.853	(1.837)
Total from Investment Operations	(.725)	1.445	.878	(.462)	2.429	(1.260)
Distributions
Dividends from Net Investment Income	(. 263)	(. 535)	(. 545)	(. 563)	(. 576)	(. 577)
Distributions from Realized Capital Gains	(. 022)	—	(. 023)	(. 035)	(. 003)	(. 023)
Total Distributions	(. 285)	(. 535)	(. 568)	(. 598)	(. 579)	(. 600)
Net Asset Value, End of Period	$13.41	$14.42	$13.51	$13.20	$14.26	$12.41

Total Return	-5.04%	10.88%	6.52%	-3.35%	19.89%	-8.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,165	$3,315	$2,745	$2,533	$2,571	$1,444
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	3.90%	3.82%	3.83%	4.07%	4.25%	4.36%
Portfolio Turnover Rate[2]	46%	41%	45%	42%	39%	50%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, ETF Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2018.

59

Long-Term Bond Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

60

Long-Term Bond Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $553,000, representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,442,484	—
Corporate Bonds	—	5,183,963	—
Sovereign Bonds	—	430,518	—
Taxable Municipal Bonds	—	401,837	—
Temporary Cash Investments	36,465	—	—
Total	36,465	10,458,802	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2018, the fund realized $16,131,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

At June 30, 2018, the cost of investment securities for tax purposes was $10,460,834,000. Net unrealized appreciation of investment securities for tax purposes was $34,433,000, consisting of unrealized gains of $292,538,000 on securities that had risen in value since their purchase and $258,105,000 in unrealized losses on securities that had fallen in value since their purchase.

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Long-Term Bond Index Fund

E. During the six months ended June 30, 2018, the fund purchased $1,034,634,000 of investment securities and sold $993,063,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,763,648,000 and $1,735,480,000, respectively. Total purchases and sales include $284,532,000 and $334,678,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2018, such purchases and sales were $82,847,000 and $580,006,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	387,910	28,291	793,180	56,836
Issued in Lieu of Cash Distributions	51,381	3,771	91,188	6,507
Redeemed	(451,691)	(33,103)	(616,015)	(44,186)
Net Increase (Decrease)—Investor Shares	(12,400)	(1,041)	268,353	19,157
ETF Shares
Issued	290,007	3,200	769,263	8,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(340,246)	(3,800)	(185,743)	(2,000)
Net Increase (Decrease)—ETF Shares	(50,239)	(600)	583,520	6,400
Institutional Shares
Issued	398,356	29,222	642,331	45,827
Issued in Lieu of Cash Distributions	48,312	3,546	86,906	6,204
Redeemed	(423,962)	(30,878)	(545,767)	(39,124)
Net Increase (Decrease)—Institutional Shares	22,706	1,890	183,470	12,907
Institutional Plus Shares
Issued	551,030	40,797	797,043	57,074
Issued in Lieu of Cash Distributions	58,079	4,263	106,191	7,579
Redeemed	(534,979)	(38,932)	(532,718)	(37,998)
Net Increase (Decrease)—Institutional Plus Shares	74,130	6,128	370,516	26,655

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$996.42	$0.74
ETF Shares	1,000.00	996.44	0.35
Admiral Shares	1,000.00	996.81	0.35
Institutional Shares	1,000.00	996.91	0.25
Institutional Plus Shares	1,000.00	996.96	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$977.00	$0.74
ETF Shares	1,000.00	977.67	0.34
Admiral Shares	1,000.00	977.39	0.34
Institutional Shares	1,000.00	977.48	0.25
Institutional Plus Shares	1,000.00	977.53	0.20
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$949.06	$0.72
ETF Shares	1,000.00	949.44	0.34
Institutional Shares	1,000.00	949.53	0.24
Institutional Plus Shares	1,000.00	949.58	0.19

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2017	6/30/2018	Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.45	0.35
Admiral Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.45	0.35
Institutional Shares	1,000.00	1,024.55	0.25
Institutional Plus Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

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Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index:

Bloomberg Barclays U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index:

Bloomberg Barclays U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index: Bloomberg Barclays U.S. Long Government/Credit Bond Index through December 31, 2009; Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index thereafter.

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BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index, the Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index, and the Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Bond Index Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Bond Index Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Bond Index Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Bond Index Funds or the owners of the Bond Index Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Bond Index Funds. Investors acquire the Bond Index Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Bond Index Funds. The Bond Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Bond Index Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Bond Index Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Bond Index Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Bond Index Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Bond Index Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Bond Index Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Bond Index Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY

OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BOND INDEX FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
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All comparative mutual fund data are from Lipper, a
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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3142 082018

Semiannual Report | June 30, 2018
Vanguard Total Bond Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	7
Financial Statements.	9
About Your Fund’s Expenses.	27
Trustees Approve Advisory Arrangement.	29
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2018, Vanguard Total Bond Market Index Fund returned –1.69% for Investor Shares. The fund’s results were in line with the benchmark index’s return of –1.67% and the peer group’s average return of –1.69%.

• Investor sentiment was dented at times by escalating trade tensions, political uncertainty in Europe, and geopolitical flare-ups, which supported demand for bonds. The outlook for continuing growth and rising inflation expectations, however, led bond yields to finish the period higher and prices to finish lower.

• U.S. Treasuries, which account for over 40% of the fund’s assets, returned –1.1%.

Mortgage-backed securities performed a little better. Corporate bonds fared worse, returning –3.3%. Bonds issued by financial institutions and industrial companies held up better than those of utilities.

• In terms of credit quality, lower-rated bonds generally lagged their higher-quality counterparts. And by maturity, long-dated bonds in particular performed poorly.

Total Returns: Six Months Ended June 30, 2018
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	3.02%	1.26%	-2.95%	-1.69%
ETF Shares	3.12
Market Price				-1.77
Net Asset Value				-1.70
Admiral™ Shares	3.12	1.31	-2.95	-1.64
Institutional Shares	3.13	1.31	-2.95	-1.64
Institutional Plus Shares	3.14	1.32	-2.95	-1.63
Institutional Select Shares	3.16	1.33	-2.95	-1.62
Bloomberg Barclays U.S. Aggregate Float Adjusted Index				-1.67
Core Bond Funds Average				-1.69

Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Select Shares	Average
Total Bond Market
Index Fund	0.15%	0.05%	0.05%	0.04%	0.03%	0.01%	0.74%

The fund expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Core Bond Funds Average.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

3

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
			Total Returns
		Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

4

Total Bond Market Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
						Institutional
	Investor		Admiral	Institutional	Institutional	Select
	Shares	ETF Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBMFX	BND	VBTLX	VBTIX	VBMPX	VTBSX
Expense Ratio[1]	0.15%	0.05%	0.05%	0.04%	0.03%	0.01%
30-Day SEC Yield	3.02%	3.12%	3.12%	3.13%	3.14%	3.16%

Financial Attributes

		Bloomberg
		Barclays U.S.
		Aggregate
		Float Adjusted
	Fund	Index
Number of Bonds	8,557	9,959
Yield to Maturity
(before expenses)	3.3%	3.3%
Average Coupon	3.1%	3.1%
Average Duration	6.1 years	6.1 years
Average Effective
Maturity	8.4 years	8.4 years
Short-Term
Reserves	1.8%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.5%
Commercial Mortgage-Backed	1.9
Finance	8.8
Foreign	5.4
Government Mortgage-Backed	21.8
Industrial	16.7
Treasury/Agency	42.7
Utilities	2.0
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Bloomberg
Barclays U.S.
Aggregate
Float Adjusted
Index
R-Squared	0.99
Beta	1.03

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Credit Quality (% of portfolio)
U.S. Government	64.6%
Aaa	5.5
Aa	3.5
A	11.9
Baa	14.5

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.1%
1 - 3 Years	24.2
3 - 5 Years	18.7
5 - 10 Years	40.0
10 - 20 Years	3.8
20 - 30 Years	12.6
Over 30 Years	0.6

1 The expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares.

5

Total Bond Market Index Fund

Investment Focus

6

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018
				Spliced
				Bloomberg
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.85%	0.20%	5.05%	5.24%
2009	4.26	1.67	5.93	5.93
2010	3.55	2.87	6.42	6.58
2011	3.30	4.26	7.56	7.92
2012	2.63	1.42	4.05	4.32
2013	2.29	-4.55	-2.26	-1.97
2014	2.55	3.21	5.76	5.85
2015	2.32	-2.02	0.30	0.44
2016	2.36	0.14	2.50	2.75
2017	2.46	0.99	3.45	3.63
2018	1.26	-2.95	-1.69	-1.67
For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

See Financial Highlights for dividend and capital gains information.

7

Total Bond Market Index Fund

Average Annual Total Returns: Periods Ended June 30, 2018
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/11/1986	-0.63%	2.09%	2.94%	0.61%	3.55%
ETF Shares	4/3/2007
Market Price		-0.60	2.20			3.62
Net Asset Value		-0.54	2.20			3.65
Admiral Shares	11/12/2001	-0.53	2.20	3.05	0.61	3.66
Institutional Shares	9/18/1995	-0.52	2.21	3.07	0.61	3.68
Institutional Plus Shares	9/18/1995	-0.51	2.22	3.09	0.61	3.70
Institutional Select Shares	6/24/2016	-0.49	—	2.52[1]	-2.68[1]	-0.16[1]

1 Return since inception.

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. The returns and other data shown in the table above reflect a blend of historical performance of the fund’s Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

8

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value •	of Net
	Coupon	Date	($000)	($000)	Assets
U. S. Government and Agency Obligations
U. S. Government Securities
United States Treasury Note/Bond	2.125%	5/15/25	975,222	933,014	0.5%
United States Treasury Note/Bond	2.625%	11/15/20	853,684	854,350	0.4%
United States Treasury Note/Bond	2.125%	12/31/22	867,125	845,178	0.4%
United States Treasury Note/Bond	1.375%	2/15/20	858,024	842,742	0.4%
United States Treasury Note/Bond	1.750%	5/15/23	846,053	808,116	0.4%
United States Treasury Note/Bond	1.625%	3/15/20	796,130	784,315	0.4%
United States Treasury Note/Bond	3.625%	8/15/19	766,942	777,127	0.4%
United States Treasury Note/Bond	2.250%	11/15/27	813,084	772,430	0.4%
United States Treasury Note/Bond	1.750%	2/28/22	781,447	756,050	0.4%
United States Treasury Note/Bond	1.500%	10/31/19	741,575	732,424	0.4%
United States Treasury Note/Bond	2.250%	11/15/25	750,907	722,162	0.4%
United States Treasury Note/Bond	2.250%	2/15/27	748,740	714,230	0.4%
United States Treasury Note/Bond	1.750%	11/15/20	720,670	706,934	0.4%
United States Treasury Note/Bond	2.500%	5/15/46	776,992	704,996	0.4%
United States Treasury Note/Bond	2.875%	5/15/28	691,236	692,315	0.3%
United States Treasury Note/Bond	1.250%	3/31/21	709,298	683,806	0.3%
United States Treasury Note/Bond	2.000%	11/30/22	693,075	672,608	0.3%
United States Treasury Note/Bond	1.625%	5/15/26	716,160	654,949	0.3%
United States Treasury Note/Bond	2.500%	5/15/24	657,918	647,431	0.3%
United States Treasury Note/Bond	2.875%	11/15/46	656,620	642,155	0.3%
United States Treasury Note/Bond	1.625%	2/15/26	694,677	637,151	0.3%
United States Treasury Note/Bond	2.750%	11/15/42	658,594	632,250	0.3%
United States Treasury Note/Bond	2.000%	1/15/21	641,473	632,050	0.3%
United States Treasury Note/Bond	2.000%	8/15/25	658,890	623,988	0.3%
United States Treasury Note/Bond	2.125%	2/29/24	632,624	610,976	0.3%
United States Treasury Note/Bond	1.500%	8/15/20	614,284	600,942	0.3%
United States Treasury Note/Bond	2.250%	11/15/24	616,889	596,741	0.3%
United States Treasury Note/Bond	2.125%	11/30/24	610,580	586,157	0.3%
United States Treasury Note/Bond	2.750%	8/15/42	601,824	578,221	0.3%

9

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value •	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	3.375%	11/15/19	569,133	575,980	0.3%
	United States Treasury Note/Bond	3.000%	5/15/45	559,279	560,677	0.3%
	United States Treasury Note/Bond	1.500%	8/15/26	607,414	548,379	0.3%
	United States Treasury Note/Bond	3.000%	2/15/48	546,147	547,343	0.3%
	United States Treasury Note/Bond	1.250%	1/31/20	553,500	542,862	0.3%
	United States Treasury Note/Bond	1.125%	9/30/21	564,411	537,776	0.3%
	United States Treasury Note/Bond	1.000%	11/15/19	536,465	525,988	0.3%
	United States Treasury Note/Bond	1.875%	2/28/22	531,386	516,444	0.3%
	United States Treasury Note/Bond	2.500%	3/31/23	520,701	515,411	0.3%
	United States Treasury Note/Bond	1.875%	7/31/22	530,907	513,902	0.3%
	United States Treasury Note/Bond	3.500%	5/15/20	501,005	509,692	0.3%
	United States Treasury Note/Bond	2.375%	3/15/21	503,983	500,914	0.3%
	United States Treasury Note/Bond	1.500%	11/30/19	503,150	496,388	0.2%
	United States Treasury Note/Bond	2.125%	9/30/24	515,058	495,100	0.2%
	United States Treasury Note/Bond	1.250%	10/31/21	514,864	491,855	0.2%
	United States Treasury Note/Bond	2.250%	8/15/27	516,629	491,443	0.2%
	United States Treasury Note/Bond	3.625%	2/15/20	477,635	485,994	0.2%
	United States Treasury Note/Bond	1.875%	9/30/22	499,170	482,478	0.2%
	United States Treasury Note/Bond	1.875%	3/31/22	495,100	480,787	0.2%
	United States Treasury
	Note/Bond	0.750%–8.750%	7/15/19–5/15/48	50,493,179	50,416,521	25.5%
					80,681,742	40.7%
Agency Bonds and Notes
1	Federal Home Loan
	Mortgage Corp.	0.000%– 6.750%	7/19/19–7/15/32	935,491	961,413	0.5%
1	Federal National
	Mortgage Assn.	0.000%–7.250%	8/2/19–7/15/37	1,304,565	1,318,180	0.7%
*	Agency Bonds
	and Notes—Other †				1,249,736	0.6%
					3,529,329	1.8%
Conventional Mortgage-Backed Securities
[1,2,3] Fannie Mae Pool		2.000%–9.500%	7/1/18–8/1/48	17,771,057	17,899,820	9.0%
[1,2,3] Freddie Mac Gold Pool		4.000%	7/1/48	472,265	481,342	0.2%
[1,2,3] Freddie Mac Gold Pool		2.000%–10.000%	7/1/18–7/1/48	11,039,744	11,078,480	5.6%
[1,2]	Freddie Mac Non
	Gold Pool	9.500%	3/1/20	1	1	0.0%
[2,3]	Ginnie Mae I Pool	3.000%–10.500%	8/15/18–7/1/48	1,291,974	1,338,503	0.7%
[2,3]	Ginnie Mae II Pool	3.500%	7/1/48	549,815	551,706	0.3%
[2,3]	Ginnie Mae II Pool	2.500%–8.500%	12/20/20–7/1/48	11,452,570	11,580,008	5.9%
					42,929,860	21.7%
Nonconventional Mortgage-Backed Securities
[1,2]	Fannie Mae Pool	2.124%–4.537%	11/1/32–12/1/43	115,051	118,354	0.1%
[1,2]	Freddie Mac Non
	Gold Pool	2.408%–4.483%	4/1/33–11/1/43	31,511	32,745	0.0%
2	Ginnie Mae II Pool	2.625%–3.625%	6/20/29–1/20/44	37,805	38,816	0.0%
					189,915	0.1%
Total U.S. Government and Agency Obligations (Cost $130,009,968)					127,330,846	64.3%
*,4Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,483,370) † 5,367,266						2.7%

10

Total Bond Market Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Corporate Bonds
Finance
4 Banking †			12,338,104	6.2%
4 Brokerage †			452,060	0.2%
Finance Companies †			504,620	0.3%
4 Insurance †			2,465,888	1.3%
Other Finance †			17,858	0.0%
Real Estate Investment Trusts †			1,363,502	0.7%
			17,142,032	8.7%
Industrial
4 Basic Industry †			1,605,314	0.8%
4 Capital Goods †			2,750,866	1.4%
4 Communication †			4,828,302	2.4%
Consumer Cyclical †			3,772,370	1.9%
4 Consumer Noncyclical †			8,782,368	4.4%
4 Energy †			4,904,331	2.5%
4 Other Industrial †			186,453	0.1%
4 Technology †			4,485,216	2.3%
Transportation †			1,267,966	0.7%
			32,583,186	16.5%
Utilities
4 Electric †			3,492,694	1.8%
4 Natural Gas †			299,034	0.1%
Other Utility †			47,281	0.0%
			3,839,009	1.9%
Total Corporate Bonds (Cost $54,460,538)			53,564,227	27.1%
[4]Sovereign Bonds (Cost $9,420,466) †			9,247,365	4.7%
Taxable Municipal Bonds (Cost $1,298,758) †			1,425,233	0.7%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
5 Vanguard Market Liquidity Fund
(Cost $3,640,771)	2.122%	36,409,279	3,641,292	1.8%
Total Investments (Cost $204,313,871)			200,576,229	101.3%

11

Total Bond Market Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	10,552
Receivables for Investment Securities Sold	1,330,899
Receivables for Accrued Income	1,237,368
Receivables for Capital Shares Issued	189,372
Other Assets	51,615
Total Other Assets	2,819,806	1.4%
Liabilities
Payables for Investment Securities Purchased	(5,023,225)
Payables for Capital Shares Redeemed	(233,903)
Payables for Distributions	(29,156)
Payables to Vanguard	(64,855)
Total Liabilities	(5,351,139)	(2.7%)
Net Assets	198,044,896	100.0%

At June 30, 2018, net assets consisted of:
		Amount
		($000)
Paid-in Capital		202,023,579
Undistributed Net Investment Income		77,770
Accumulated Net Realized Losses		(318,811)
Unrealized Appreciation (Depreciation)		(3,737,642)
Net Assets		198,044,896

Investor Shares—Net Assets
Applicable to 447,815,120 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,669,479
Net Asset Value Per Share—Investor Shares		$10.43

ETF Shares—Net Assets
Applicable to 462,523,018 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		36,617,787
Net Asset Value Per Share—ETF Shares		$79.17

Admiral Shares—Net Assets
Applicable to 8,051,790,175 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		83,958,038
Net Asset Value Per Share—Admiral Shares		$10.43

Institutional Shares—Net Assets
Applicable to 3,793,661,667 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		39,557,462
Net Asset Value Per Share—Institutional Shares		$10.43

12

Total Bond Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 1,886,814,320 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,674,291
Net Asset Value Per Share—Institutional Plus Shares	$10.43

Institutional Select Shares—Net Assets
Applicable to 1,301,190,530 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,567,839
Net Asset Value Per Share—Institutional Select Shares	$10.43

• See Note A in Notes to Financial Statements.
* Certain of the fund’s securities are valued using significant unobservable inputs.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2018.
4 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $1,025,639,000, representing 0.5% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Interest[1]	2,682,997
Total Income	2,682,997
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,844
Management and Administrative—Investor Shares	2,984
Management and Administrative—ETF Shares	7,023
Management and Administrative—Admiral Shares	15,310
Management and Administrative—Institutional Shares	6,150
Management and Administrative—Institutional Plus Shares	2,478
Management and Administrative—Institutional Select Shares	416
Marketing and Distribution—Investor Shares	497
Marketing and Distribution—ETF Shares	749
Marketing and Distribution—Admiral Shares	2,987
Marketing and Distribution—Institutional Shares	495
Marketing and Distribution—Institutional Plus Shares	112
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	335
Shareholders’ Reports—Investor Shares	84
Shareholders’ Reports—ETF Shares	405
Shareholders’ Reports—Admiral Shares	220
Shareholders’ Reports—Institutional Shares	166
Shareholders’ Reports—Institutional Plus Shares	31
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	69
Total Expenses	43,355
Net Investment Income	2,639,642
Realized Net Gain (Loss) on Investment Securities Sold[1]	(305,098)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(5,685,573)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,351,029)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $34,105,000, ($452,000), and $267,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,639,642	4,635,787
Realized Net Gain (Loss)	(305,098)	319,318
Change in Unrealized Appreciation (Depreciation)	(5,685,573)	1,487,063
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,351,029)	6,442,168
Distributions
Net Investment Income
Investor Shares	(63,247)	(136,467)
ETF Shares	(408,339)	(867,362)
Admiral Shares	(1,114,581)	(1,949,232)
Institutional Shares	(529,313)	(930,195)
Institutional Plus Shares	(267,642)	(535,236)
Institutional Select Shares	(172,507)	(213,518)
Realized Capital Gain[1]
Investor Shares	(1,185)	(2,350)
ETF Shares	(8,845)	(16,877)
Admiral Shares	(19,982)	(37,589)
Institutional Shares	(9,396)	(17,718)
Institutional Plus Shares	(4,829)	(8,878)
Institutional Select Shares	(3,066)	(5,451)
Total Distributions	(2,602,932)	(4,720,873)
Capital Share Transactions
Investor Shares	(341,173)	(862,500)
ETF Shares	422,883	5,481,982
Admiral Shares	3,676,382	9,524,616
Institutional Shares	1,664,098	4,588,226
Institutional Plus Shares	791,898	(2,935,783)
Institutional Select Shares	1,912,951	6,538,787
Net Increase (Decrease) from Capital Share Transactions	8,127,039	22,335,328
Total Increase (Decrease)	2,173,078	24,056,623
Net Assets
Beginning of Period	195,871,818	171,815,195
End of Period[2]	198,044,896	195,871,818

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $77,770,000 and ($6,243,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Bond Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56	$11.09
Investment Operations
Net Investment Income	.135[1]	.260[1]	.254	.253	.264	.256
Net Realized and Unrealized Gain (Loss)
on Investments	(.317)	.105	.015	(.219)	.339	(.504)
Total from Investment Operations	(.182)	.365	.269	.034	.603	(. 248)
Distributions
Dividends from Net Investment Income	(.135)	(. 260)	(. 254)	(. 254)	(. 264)	(. 256)
Distributions from Realized Capital Gains	(. 003)	(. 005)	(. 005)	(. 010)	(. 029)	(. 026)
Total Distributions	(.138)	(. 265)	(. 259)	(. 264)	(. 293)	(. 282)
Net Asset Value, End of Period	$10.43	$10.75	$10.65	$10.64	$10.87	$10.56

Total Return[2]	-1.69%	3.45%	2.50%	0.30%	5.76%	-2.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,669	$5,166	$5,969	$6,434	$7,076	$7,939
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.60%	2.42%	2.30%	2.34%	2.44%	2.37%
Portfolio Turnover Rate [3,4]	60%	55%	61%	84%	72%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 17%,15%, 23%, 45%, 38%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$81.46	$80.64	$80.58	$82.33	$79.91	$83.92
Investment Operations
Net Investment Income	1.066[1]	2.053[1]	1.995	2.000	2.073	2.031
Net Realized and Unrealized Gain (Loss)
on Investments	(2.451)	.842	.096	(1.671)	2.641	(3.812)
Total from Investment Operations	(1.385)	2.895	2.091	.329	4.714	(1.781)
Distributions
Dividends from Net Investment Income	(.886)	(2.038)	(1.995)	(2.001)	(2.073)	(2.031)
Distributions from Realized Capital Gains	(. 019)	(. 037)	(. 036)	(. 078)	(. 221)	(.198)
Total Distributions	(.905)	(2.075)	(2.031)	(2.079)	(2.294)	(2.229)
Net Asset Value, End of Period	$79.17	$81.46	$80.64	$80.58	$82.33	$79.91

Total Return	-1.70%	3.62%	2.57%	0.39%	5.96%	-2.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,618	$37,247	$31,445	$27,279	$26,041	$17,637
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.70%	2.52%	2.40%	2.44%	2.57%	2.49%
Portfolio Turnover Rate[2,3]	60%	55%	61%	84%	72%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 17%,15%, 23%, 45%, 38%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Bond Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56	$11.09
Investment Operations
Net Investment Income	.141[1]	.271[1]	.265	.263	.278	.269
Net Realized and Unrealized Gain (Loss)
on Investments	(.317)	.105	.015	(.219)	.339	(.504)
Total from Investment Operations	(.176)	.376	.280	.044	.617	(. 235)
Distributions
Dividends from Net Investment Income	(.141)	(. 271)	(. 265)	(. 264)	(. 278)	(. 269)
Distributions from Realized Capital Gains	(. 003)	(. 005)	(. 005)	(. 010)	(. 029)	(. 026)
Total Distributions	(.144)	(. 276)	(. 270)	(. 274)	(. 307)	(. 295)
Net Asset Value, End of Period	$10.43	$10.75	$10.65	$10.64	$10.87	$10.56

Total Return[2]	-1.64%	3.56%	2.60%	0.40%	5.89%	-2.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83,958	$82,839	$72,592	$60,783	$54,198	$33,450
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.70%	2.52%	2.40%	2.44%	2.57%	2.49%
Portfolio Turnover Rate [3,4]	60%	55%	61%	84%	72%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Includes 17%,15%, 23%, 45%, 38%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56	$11.09
Investment Operations
Net Investment Income	.141[1]	.272[1]	.266	.265	.279	.270
Net Realized and Unrealized Gain (Loss)
on Investments	(.317)	.105	.015	(.219)	.339	(.504)
Total from Investment Operations	(.176)	.377	.281	.046	.618	(. 234)
Distributions
Dividends from Net Investment Income	(.141)	(. 272)	(. 266)	(. 266)	(. 279)	(. 270)
Distributions from Realized Capital Gains	(. 003)	(. 005)	(. 005)	(. 010)	(. 029)	(. 026)
Total Distributions	(.144)	(. 277)	(. 271)	(. 276)	(. 308)	(. 296)
Net Asset Value, End of Period	$10.43	$10.75	$10.65	$10.64	$10.87	$10.56

Total Return	-1.64%	3.57%	2.61%	0.41%	5.91%	-2.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,557	$39,101	$34,167	$29,095	$27,103	$20,206
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.53%	2.41%	2.45%	2.58%	2.50%
Portfolio Turnover Rate[2,3]	60%	55%	61%	84%	72%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 17%,15%, 23%, 45%, 38%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56	$11.09
Investment Operations
Net Investment Income	.142[1]	.273[1]	.267	.266	.280	.272
Net Realized and Unrealized Gain (Loss)
on Investments	(.317)	.105	.015	(.219)	.339	(.504)
Total from Investment Operations	(.175)	.378	.282	.047	.619	(. 232)
Distributions
Dividends from Net Investment Income	(.142)	(. 273)	(. 267)	(. 267)	(. 280)	(. 272)
Distributions from Realized Capital Gains	(. 003)	(. 005)	(. 005)	(. 010)	(. 029)	(. 026)
Total Distributions	(.145)	(. 278)	(. 272)	(. 277)	(. 309)	(. 298)
Net Asset Value, End of Period	$10.43	$10.75	$10.65	$10.64	$10.87	$10.56

Total Return	-1.63%	3.58%	2.62%	0.42%	5.92%	-2.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,674	$19,488	$22,203	$24,287	$22,254	$18,607
Ratio of Total Expenses to
Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.72%	2.54%	2.42%	2.46%	2.59%	2.52%
Portfolio Turnover Rate[2,3]	60%	55%	61%	84%	72%	73%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3 Includes 17%,15%, 23%, 45%, 38%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Institutional Select Shares
	Six Months	Year	June 24,
	Ended	Ended	2016[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2018	2017	2016
Net Asset Value, Beginning of Period	$10.75	$10.65	$11.03
Investment Operations
Net Investment Income	.143 [2]	. 275 [2]	.135
Net Realized and Unrealized Gain (Loss) on Investments	(.317)	.105	(.375)
Total from Investment Operations	(.174)	. 380	(. 240)
Distributions
Dividends from Net Investment Income	(.143)	(.275)	(.135)
Distributions from Realized Capital Gains	(. 003)	(. 005)	(. 005)
Total Distributions	(.146)	(. 280)	(.140)
Net Asset Value, End of Period	$10.43	$10.75	$10.65

Total Return	-1.62%	3.60%	-2.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,568	$12,031	$5,438
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.74%	2.56%	2.41%[3]
Portfolio Turnover Rate [4,5]	60%	55%	61%[6]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Includes 17%, 15%, and 23% attributable to mortgage-dollar-roll activity.
6 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2018, counterparties had deposited in segregated accounts securities with a value of $2,577,000 and cash with a value of $3,251,000 in connection with TBA transactions.

22

Total Bond Market Index Fund

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

Total Bond Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $10,552,000, representing 0.01% of the fund’s net assets and 4.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	127,330,846	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,326,711	40,555
Corporate Bonds	—	53,564,227	—
Sovereign Bonds	—	9,247,365	—
Taxable Municipal Bonds	—	1,425,233	—
Temporary Cash Investments	3,641,292	—	—
Total	3,641,292	196,894,382	40,555

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Total Bond Market Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2018, the fund realized $12,062,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

At June 30, 2018, the cost of investment securities for tax purposes was $204,313,871,000. Net unrealized depreciation of investment securities for tax purposes was $3,737,642,000, consisting of unrealized gains of $1,253,613,000 on securities that had risen in value since their purchase and $4,991,255,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $10,503,599,000 of investment securities and sold $7,569,770,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $57,808,590,000 and $52,328,382,000, respectively. Total purchases and sales include $1,611,139,000 and $1,245,069,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	601,898	57,234	1,416,068	131,820
Issued in Lieu of Cash Distributions	61,383	5,855	132,420	12,317
Redeemed	(1,004,454)	(95,629)	(2,410,988)	(224,416)
Net Increase (Decrease)—Investor Shares	(341,173)	(32,540)	(862,500)	(80,279)
ETF Shares
Issued	2,020,576	25,400	5,866,141	72,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,597,693)	(20,100)	(384,159)	(4,700)
Net Increase (Decrease)—ETF Shares	422,883	5,300	5,481,982	67,300
Admiral Shares
Issued	11,390,743	1,083,357	21,837,383	2,032,213
Issued in Lieu of Cash Distributions	1,011,966	96,537	1,779,934	165,536
Redeemed	(8,726,327)	(831,242)	(14,092,701)	(1,312,382)
Net Increase (Decrease)—Admiral Shares	3,676,382	348,652	9,524,616	885,367

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Total Bond Market Index Fund

	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	6,460,683	614,246	11,449,532	1,065,994
Issued in Lieu of Cash Distributions	502,788	47,964	890,402	82,807
Redeemed	(5,299,373)	(504,548)	(7,751,708)	(721,747)
Net Increase (Decrease)—Institutional Shares	1,664,098	157,662	4,588,226	427,054
Institutional Plus Shares
Issued	4,599,202	437,715	9,000,288	837,304
Issued in Lieu of Cash Distributions	253,525	24,187	516,207	48,017
Redeemed	(4,060,829)	(387,287)	(12,452,278)	(1,158,423)
Net Increase (Decrease)—Institutional Plus Shares	791,898	74,615	(2,935,783)	(273,102)
Institutional Select Shares
Issued	2,170,290	206,878	6,666,118	619,959
Issued in Lieu of Cash Distributions	175,574	16,752	218,968	20,355
Redeemed	(432,913)	(41,198)	(346,299)	(32,270)
Net Increase (Decrease)—Institutional Select Shares	1,912,951	182,432	6,538,787	608,044

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$983.07	$0.74
ETF Shares	1,000.00	983.01	0.25
Admiral Shares	1,000.00	983.57	0.25
Institutional Shares	1,000.00	983.61	0.20
Institutional Plus Shares	1,000.00	983.66	0.15
Institutional Select Shares	1,000.00	983.75	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.05	$0.75
ETF Shares	1,000.00	1,024.55	0.25
Admiral Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
Institutional Plus Shares	1,000.00	1,024.65	0.15
Institutional Select Shares	1,000.00	1,024.74	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.05% for ETF Shares, 0.05% for Admiral Shares, 0.04% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

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Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

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Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

31

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

32

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market Index Fund or the owners of the Total Bond Market Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market Index Fund. Investors acquire the Total Bond Market Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market Index Fund. The Total Bond Market Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL BOND MARKET INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

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All comparative mutual fund data are from Lipper, a
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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q842 082018

Semiannual Report | June 30, 2018
Vanguard Total Bond Market II Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control. We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Fund Profile.	4
Performance Summary.	6
Financial Statements.	7
About Your Fund’s Expenses.	168
Trustees Approve Advisory Arrangement.	170
Glossary.	172

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2018, Vanguard Total Bond Market II Index Fund returned –1.71% for Investor Shares. The fund’s results were in line with the benchmark index’s return of –1.67% and the peer group’s average return of –1.69%.

• Investor sentiment was dented at times by escalating trade tensions, political uncertainty in Europe, and geopolitical flare-ups, which supported demand for bonds. The outlook for continuing growth and rising inflation expectations, however, led bond yields to finish the period higher and prices to finish lower.

• U.S. Treasuries, which account for over 40% of the fund’s assets, returned –1.1%.

Mortgage-backed securities performed a little better. Corporate bonds fared worse, returning –3.3%. Bonds issued by financial institutions and industrial companies held up better than those of utilities.

• In terms of credit quality, lower-rated bonds generally lagged their higher-quality counterparts. And by maturity, long-dated bonds in particular performed poorly.

Total Returns: Six Months Ended June 30, 2018
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	3.07%	1.27%	-2.98%	-1.71%
Institutional Shares	3.14	1.31	-2.98	-1.67
Bloomberg Barclays U.S. Aggregate Float Adjusted
Index				-1.67
Core Bond Funds Average				-1.69

Core Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.09%	0.02%	0.74%

The fund expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.09% for Investor Shares and 0.02% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Core Bond Funds Average.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
			Total Returns
		Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

Total Bond Market II Index Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.09%	0.02%
30-Day SEC Yield	3.07%	3.14%

Financial Attributes
		Bloomberg
		Barclays U.S.
		Aggregate
		Float Adjusted
	Fund	Index
Number of Bonds	8,179	9,959
Yield to Maturity (before
expenses)	3.3%	3.3%
Average Coupon	3.0%	3.1%
Average Duration	6.1 years	6.1 years
Average Effective
Maturity	8.4 years	8.4 years
Short-Term Reserves	2.9%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.5%
Commercial Mortgage-Backed	1.7
Finance	8.7
Foreign	5.4
Government Mortgage-Backed	21.5
Industrial	16.7
Treasury/Agency	43.4
Utilities	1.9
Other	0.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Bloomberg
Barclays U.S.
Aggregate
Float Adjusted
Index
R-Squared	0.99
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	0.4%
1 - 3 Years	24.1
3 - 5 Years	17.9
5 - 10 Years	40.1
10 - 20 Years	4.4
20 - 30 Years	12.6
Over 30 Years	0.5

Distribution by Credit Quality (% of portfolio)
U.S. Government	64.9%
Aaa	5.3
Aa	3.5
A	11.9
Baa	14.4

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.09% for Investor Shares and 0.02% for Institutional Shares.

Total Bond Market II Index Fund

Investment Focus

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2009, Through June 30, 2018

				Spliced
				Bloomberg
				Barclays
				Aggregate
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2009	3.68%	2.60%	6.28%	6.39%
2010	3.42	3.00	6.42	6.58
2011	3.11	4.48	7.59	7.92
2012	2.36	1.55	3.91	4.32
2013	2.00	-4.26	-2.26	-1.97
2014	2.35	3.58	5.93	5.85
2015	2.28	-2.00	0.28	0.44
2016	2.35	0.20	2.55	2.75
2017	2.47	1.06	3.53	3.63
2018	1.27	-2.98	-1.71	-1.67
For a benchmark description, see the Glossary.
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	1/26/2009	-0.57%	2.12%	2.68%	0.72%	3.40%
Institutional Shares	2/17/2009	-0.51	2.19	2.72	0.70	3.42

See Financial Highlights for dividend and capital gains information.

Total Bond Market II Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
U. S. Government and Agency Obligations (64.5%)
U. S. Government Securities (41.2%)
United States Treasury Note/Bond	1.000%	6/30/19	37,103	36,610
United States Treasury Note/Bond	1.625%	6/30/19	336,175	333,758
United States Treasury Note/Bond	0.750%	7/15/19	274,895	270,343
United States Treasury Note/Bond	0.875%	7/31/19	144,261	141,940
United States Treasury Note/Bond	1.375%	7/31/19	93,175	92,156
United States Treasury Note/Bond	1.625%	7/31/19	286,000	283,678
United States Treasury Note/Bond	0.750%	8/15/19	157,329	154,478
United States Treasury Note/Bond	3.625%	8/15/19	271,150	274,751
United States Treasury Note/Bond	8.125%	8/15/19	1,215	1,291
United States Treasury Note/Bond	1.000%	8/31/19	276,575	272,081
United States Treasury Note/Bond	1.250%	8/31/19	37,425	36,928
United States Treasury Note/Bond	1.625%	8/31/19	275,523	273,026
United States Treasury Note/Bond	0.875%	9/15/19	108,455	106,472
United States Treasury Note/Bond	1.000%	9/30/19	65,253	64,111
United States Treasury Note/Bond	1.750%	9/30/19	381,311	378,093
United States Treasury Note/Bond	1.000%	10/15/19	246,535	242,028
United States Treasury Note/Bond	1.250%	10/31/19	75,000	73,829
United States Treasury Note/Bond	1.500%	10/31/19	575,125	568,028
United States Treasury Note/Bond	1.000%	11/15/19	898,430	880,884
United States Treasury Note/Bond	3.375%	11/15/19	40,476	40,963
United States Treasury Note/Bond	1.000%	11/30/19	160,000	156,750
United States Treasury Note/Bond	1.500%	11/30/19	503,000	496,240
United States Treasury Note/Bond	1.750%	11/30/19	123,850	122,611
United States Treasury Note/Bond	1.375%	12/15/19	823,422	810,560
United States Treasury Note/Bond	1.125%	12/31/19	47,315	46,376
United States Treasury Note/Bond	1.625%	12/31/19	282,284	278,755
United States Treasury Note/Bond	1.875%	12/31/19	626,614	621,031
United States Treasury Note/Bond	1.375%	1/15/20	641,610	630,882
United States Treasury Note/Bond	1.250%	1/31/20	137,319	134,680
United States Treasury Note/Bond	1.375%	1/31/20	76,890	75,568
United States Treasury Note/Bond	2.000%	1/31/20	41,376	41,066
United States Treasury Note/Bond	1.375%	2/15/20	186,627	183,303
United States Treasury Note/Bond	8.500%	2/15/20	5,018	5,494
United States Treasury Note/Bond	1.375%	2/29/20	66,100	64,881
United States Treasury Note/Bond	2.250%	2/29/20	85,828	85,466
United States Treasury Note/Bond	1.625%	3/15/20	181,000	178,314

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	3/31/20	64,030	62,789
United States Treasury Note/Bond	2.250%	3/31/20	242,039	240,943
United States Treasury Note/Bond	1.500%	4/15/20	347,514	341,325
United States Treasury Note/Bond	1.125%	4/30/20	466,776	455,181
United States Treasury Note/Bond	1.375%	4/30/20	186,474	182,657
United States Treasury Note/Bond	2.375%	4/30/20	35,757	35,662
United States Treasury Note/Bond	1.500%	5/15/20	307,960	302,235
United States Treasury Note/Bond	3.500%	5/15/20	134,995	137,336
United States Treasury Note/Bond	1.375%	5/31/20	135,615	132,669
United States Treasury Note/Bond	1.500%	5/31/20	298,900	293,107
United States Treasury Note/Bond	2.500%	5/31/20	13,820	13,811
United States Treasury Note/Bond	1.500%	6/15/20	338,310	331,649
United States Treasury Note/Bond	1.625%	6/30/20	126,325	124,094
United States Treasury Note/Bond	1.875%	6/30/20	151,470	149,505
United States Treasury Note/Bond	2.500%	6/30/20	156,340	156,267
United States Treasury Note/Bond	1.500%	7/15/20	428,455	419,620
United States Treasury Note/Bond	1.625%	7/31/20	437,470	429,267
United States Treasury Note/Bond	1.500%	8/15/20	770,184	753,456
United States Treasury Note/Bond	2.625%	8/15/20	233,220	233,512
United States Treasury Note/Bond	8.750%	8/15/20	21,755	24,508
United States Treasury Note/Bond	1.375%	8/31/20	268,375	261,709
United States Treasury Note/Bond	2.125%	8/31/20	230,683	228,593
United States Treasury Note/Bond	1.375%	9/15/20	127,730	124,497
United States Treasury Note/Bond	1.375%	9/30/20	283,315	275,966
United States Treasury Note/Bond	2.000%	9/30/20	14,642	14,459
United States Treasury Note/Bond	1.625%	10/15/20	672,940	658,748
United States Treasury Note/Bond	1.375%	10/31/20	312,743	304,240
United States Treasury Note/Bond	1.750%	10/31/20	246,582	241,959
United States Treasury Note/Bond	1.750%	11/15/20	1,313,195	1,288,166
United States Treasury Note/Bond	2.625%	11/15/20	232,450	232,631
United States Treasury Note/Bond	1.625%	11/30/20	64,000	62,560
United States Treasury Note/Bond	2.000%	11/30/20	241,475	238,155
United States Treasury Note/Bond	1.875%	12/15/20	709,465	697,489
United States Treasury Note/Bond	1.750%	12/31/20	146,416	143,442
United States Treasury Note/Bond	2.375%	12/31/20	119,345	118,729
United States Treasury Note/Bond	2.000%	1/15/21	755,055	743,963
United States Treasury Note/Bond	1.375%	1/31/21	325,353	315,391
United States Treasury Note/Bond	2.125%	1/31/21	169,525	167,486
United States Treasury Note/Bond	2.250%	2/15/21	511,532	506,974
United States Treasury Note/Bond	3.625%	2/15/21	143,290	146,917
United States Treasury Note/Bond	7.875%	2/15/21	22,550	25,538
United States Treasury Note/Bond	1.125%	2/28/21	139,373	134,081
United States Treasury Note/Bond	2.000%	2/28/21	340,741	335,419
United States Treasury Note/Bond	2.375%	3/15/21	60,561	60,192
United States Treasury Note/Bond	1.250%	3/31/21	236,387	227,891
United States Treasury Note/Bond	2.250%	3/31/21	206,451	204,450
United States Treasury Note/Bond	2.375%	4/15/21	671,571	667,267
United States Treasury Note/Bond	1.375%	4/30/21	129,581	125,228
United States Treasury Note/Bond	2.250%	4/30/21	74,355	73,611
United States Treasury Note/Bond	2.625%	5/15/21	1,022,157	1,022,157
United States Treasury Note/Bond	3.125%	5/15/21	13,845	14,035
United States Treasury Note/Bond	1.375%	5/31/21	58,985	56,921
United States Treasury Note/Bond	2.000%	5/31/21	123,450	121,290
United States Treasury Note/Bond	2.625%	6/15/21	253,325	253,325

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.125%	6/30/21	651,993	623,775
United States Treasury Note/Bond	2.125%	6/30/21	338,285	333,316
United States Treasury Note/Bond	1.125%	7/31/21	356,305	340,439
United States Treasury Note/Bond	2.250%	7/31/21	179,750	177,699
United States Treasury Note/Bond	2.125%	8/15/21	287,453	282,963
United States Treasury Note/Bond	8.125%	8/15/21	34,550	40,197
United States Treasury Note/Bond	1.125%	8/31/21	274,994	262,361
United States Treasury Note/Bond	2.000%	8/31/21	173,550	170,133
United States Treasury Note/Bond	1.125%	9/30/21	58,473	55,714
United States Treasury Note/Bond	2.125%	9/30/21	193,750	190,571
United States Treasury Note/Bond	1.250%	10/31/21	468,817	447,866
United States Treasury Note/Bond	2.000%	10/31/21	275,870	270,093
United States Treasury Note/Bond	2.000%	11/15/21	281,291	275,313
United States Treasury Note/Bond	1.750%	11/30/21	546,296	530,076
United States Treasury Note/Bond	1.875%	11/30/21	177,492	172,945
United States Treasury Note/Bond	2.000%	12/31/21	176,415	172,474
United States Treasury Note/Bond	2.125%	12/31/21	154,225	151,430
United States Treasury Note/Bond	1.500%	1/31/22	325,593	312,517
United States Treasury Note/Bond	1.875%	1/31/22	323,028	314,196
United States Treasury Note/Bond	2.000%	2/15/22	39,412	38,488
United States Treasury Note/Bond	1.750%	2/28/22	160,777	155,552
United States Treasury Note/Bond	1.875%	2/28/22	304,490	295,928
United States Treasury Note/Bond	1.750%	3/31/22	102,337	98,948
United States Treasury Note/Bond	1.875%	3/31/22	504,683	490,092
United States Treasury Note/Bond	1.750%	4/30/22	149,241	144,110
United States Treasury Note/Bond	1.875%	4/30/22	55,640	53,988
United States Treasury Note/Bond	1.750%	5/31/22	74,151	71,544
United States Treasury Note/Bond	1.875%	5/31/22	95,350	92,460
United States Treasury Note/Bond	1.750%	6/30/22	458,955	442,460
United States Treasury Note/Bond	2.125%	6/30/22	35,735	34,959
United States Treasury Note/Bond	1.875%	7/31/22	192,213	186,056
United States Treasury Note/Bond	2.000%	7/31/22	47,730	46,432
United States Treasury Note/Bond	1.625%	8/15/22	326,884	313,044
United States Treasury Note/Bond	7.250%	8/15/22	75	88
United States Treasury Note/Bond	1.625%	8/31/22	372,190	356,372
United States Treasury Note/Bond	1.875%	8/31/22	233,806	226,135
United States Treasury Note/Bond	1.750%	9/30/22	250,303	240,681
United States Treasury Note/Bond	1.875%	9/30/22	507,126	490,168
United States Treasury Note/Bond	1.875%	10/31/22	198,955	192,147
United States Treasury Note/Bond	2.000%	10/31/22	388,170	376,828
United States Treasury Note/Bond	1.625%	11/15/22	58,976	56,331
United States Treasury Note/Bond	7.625%	11/15/22	150	180
United States Treasury Note/Bond	2.000%	11/30/22	401,175	389,328
United States Treasury Note/Bond	2.125%	12/31/22	365,696	356,440
United States Treasury Note/Bond	1.750%	1/31/23	218,340	209,196
United States Treasury Note/Bond	2.375%	1/31/23	281,440	277,218
United States Treasury Note/Bond	2.000%	2/15/23	346,625	335,738
United States Treasury Note/Bond	7.125%	2/15/23	15,675	18,644
United States Treasury Note/Bond	1.500%	2/28/23	264,130	249,975
United States Treasury Note/Bond	2.625%	2/28/23	220,434	219,504
United States Treasury Note/Bond	1.500%	3/31/23	103,390	97,752
United States Treasury Note/Bond	2.500%	3/31/23	460,625	455,945
United States Treasury Note/Bond	1.625%	4/30/23	151,271	143,683
United States Treasury Note/Bond	2.750%	4/30/23	237,900	238,047

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.750%	5/15/23	212,000	202,494
United States Treasury Note/Bond	1.625%	5/31/23	135,505	128,624
United States Treasury Note/Bond	2.750%	5/31/23	165,346	165,526
United States Treasury Note/Bond	1.375%	6/30/23	239,587	224,352
United States Treasury Note/Bond	2.625%	6/30/23	394,100	392,129
United States Treasury Note/Bond	1.250%	7/31/23	217,965	202,537
United States Treasury Note/Bond	2.500%	8/15/23	353,810	349,607
United States Treasury Note/Bond	6.250%	8/15/23	31,045	36,216
United States Treasury Note/Bond	1.375%	8/31/23	393,095	367,115
United States Treasury Note/Bond	1.375%	9/30/23	252,840	235,814
United States Treasury Note/Bond	1.625%	10/31/23	456,445	430,770
United States Treasury Note/Bond	2.750%	11/15/23	343,390	343,177
United States Treasury Note/Bond	2.125%	11/30/23	353,625	342,242
United States Treasury Note/Bond	2.250%	12/31/23	201,775	196,416
United States Treasury Note/Bond	2.250%	1/31/24	290,600	282,699
United States Treasury Note/Bond	2.750%	2/15/24	218,849	218,508
United States Treasury Note/Bond	2.125%	2/29/24	510,811	493,331
United States Treasury Note/Bond	2.125%	3/31/24	512,645	494,702
United States Treasury Note/Bond	2.000%	4/30/24	167,040	159,993
United States Treasury Note/Bond	2.500%	5/15/24	468,818	461,345
United States Treasury Note/Bond	2.000%	5/31/24	365,731	349,961
United States Treasury Note/Bond	2.000%	6/30/24	380,940	364,274
United States Treasury Note/Bond	2.125%	7/31/24	203,340	195,715
United States Treasury Note/Bond	2.375%	8/15/24	499,320	487,306
United States Treasury Note/Bond	1.875%	8/31/24	270,385	256,401
United States Treasury Note/Bond	2.125%	9/30/24	634,270	609,692
United States Treasury Note/Bond	2.250%	10/31/24	309,393	299,434
United States Treasury Note/Bond	2.250%	11/15/24	299,872	290,078
United States Treasury Note/Bond	7.500%	11/15/24	16,650	21,208
United States Treasury Note/Bond	2.125%	11/30/24	698,200	670,272
United States Treasury Note/Bond	2.250%	12/31/24	289,725	280,129
United States Treasury Note/Bond	2.500%	1/31/25	252,725	248,065
United States Treasury Note/Bond	2.000%	2/15/25	329,559	313,338
United States Treasury Note/Bond	2.750%	2/28/25	333,477	332,226
United States Treasury Note/Bond	2.625%	3/31/25	466,600	461,206
United States Treasury Note/Bond	2.875%	4/30/25	613,834	616,136
United States Treasury Note/Bond	2.125%	5/15/25	485,546	464,532
United States Treasury Note/Bond	2.875%	5/31/25	344,410	345,646
United States Treasury Note/Bond	2.750%	6/30/25	236,225	235,190
United States Treasury Note/Bond	2.000%	8/15/25	530,133	502,051
United States Treasury Note/Bond	6.875%	8/15/25	40,840	51,503
United States Treasury Note/Bond	2.250%	11/15/25	446,040	428,966
United States Treasury Note/Bond	1.625%	2/15/26	279,234	256,111
United States Treasury Note/Bond	1.625%	5/15/26	327,078	299,122
United States Treasury Note/Bond	1.500%	8/15/26	514,832	464,795
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,300
United States Treasury Note/Bond	2.000%	11/15/26	288,062	269,880
United States Treasury Note/Bond	6.500%	11/15/26	36,215	46,084
United States Treasury Note/Bond	2.250%	2/15/27	464,121	442,730
United States Treasury Note/Bond	6.625%	2/15/27	39,650	51,099
United States Treasury Note/Bond	2.375%	5/15/27	93,030	89,556
United States Treasury Note/Bond	2.250%	8/15/27	417,539	397,184
United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,785
United States Treasury Note/Bond	2.250%	11/15/27	177,761	168,872

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	6.125%	11/15/27	106,808	135,379
United States Treasury Note/Bond	2.750%	2/15/28	552,470	547,376
United States Treasury Note/Bond	2.875%	5/15/28	397,125	397,744
United States Treasury Note/Bond	5.500%	8/15/28	35,575	43,768
United States Treasury Note/Bond	5.250%	11/15/28	76,342	92,577
United States Treasury Note/Bond	5.250%	2/15/29	156,279	190,173
United States Treasury Note/Bond	6.125%	8/15/29	72,930	95,401
United States Treasury Note/Bond	6.250%	5/15/30	147,435	197,194
United States Treasury Note/Bond	5.375%	2/15/31	367,875	464,556
United States Treasury Note/Bond	4.500%	2/15/36	253,600	309,788
United States Treasury Note/Bond	4.750%	2/15/37	153,000	193,689
United States Treasury Note/Bond	5.000%	5/15/37	76,327	99,559
United States Treasury Note/Bond	4.375%	2/15/38	73,450	89,414
United States Treasury Note/Bond	4.500%	5/15/38	79,579	98,516
United States Treasury Note/Bond	3.500%	2/15/39	110,394	120,071
United States Treasury Note/Bond	4.250%	5/15/39	109,367	131,753
United States Treasury Note/Bond	4.500%	8/15/39	114,306	142,329
United States Treasury Note/Bond	4.375%	11/15/39	107,905	132,369
United States Treasury Note/Bond	4.625%	2/15/40	192,305	243,777
United States Treasury Note/Bond	4.375%	5/15/40	154,320	189,621
United States Treasury Note/Bond	3.875%	8/15/40	140,050	160,926
United States Treasury Note/Bond	4.250%	11/15/40	137,654	166,711
United States Treasury Note/Bond	4.750%	2/15/41	172,492	223,270
United States Treasury Note/Bond	4.375%	5/15/41	127,000	156,647
United States Treasury Note/Bond	3.750%	8/15/41	153,000	172,937
United States Treasury Note/Bond	3.125%	11/15/41	246,626	253,023
United States Treasury Note/Bond	3.125%	2/15/42	163,742	167,937
United States Treasury Note/Bond	3.000%	5/15/42	238,000	239,042
United States Treasury Note/Bond	2.750%	8/15/42	456,938	439,017
United States Treasury Note/Bond	2.750%	11/15/42	685,854	658,420
United States Treasury Note/Bond	3.125%	2/15/43	359,159	368,027
United States Treasury Note/Bond	2.875%	5/15/43	368,200	361,182
United States Treasury Note/Bond	3.625%	8/15/43	299,652	333,410
United States Treasury Note/Bond	3.750%	11/15/43	256,706	291,482
United States Treasury Note/Bond	3.625%	2/15/44	192,994	215,007
United States Treasury Note/Bond	3.375%	5/15/44	181,990	194,729
United States Treasury Note/Bond	3.125%	8/15/44	202,650	207,716
United States Treasury Note/Bond	3.000%	11/15/44	272,831	273,513
United States Treasury Note/Bond	2.500%	2/15/45	242,882	221,098
United States Treasury Note/Bond	3.000%	5/15/45	253,154	253,787
United States Treasury Note/Bond	2.875%	8/15/45	255,506	250,076
United States Treasury Note/Bond	3.000%	11/15/45	158,437	158,808
United States Treasury Note/Bond	2.500%	2/15/46	315,698	286,594
United States Treasury Note/Bond	2.500%	5/15/46	292,873	265,735
United States Treasury Note/Bond	2.250%	8/15/46	403,005	346,520
United States Treasury Note/Bond	2.875%	11/15/46	459,990	449,856
United States Treasury Note/Bond	3.000%	2/15/47	254,099	254,694
United States Treasury Note/Bond	3.000%	5/15/47	177,051	177,384
United States Treasury Note/Bond	2.750%	8/15/47	82,418	78,554
United States Treasury Note/Bond	2.750%	11/15/47	647,004	616,672
United States Treasury Note/Bond	3.000%	2/15/48	504,063	505,167
United States Treasury Note/Bond	3.125%	5/15/48	344,045	353,293
				64,961,768

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Agency Bonds and Notes (1.8%)
1 AID-Iraq	2.149%	1/18/22	9,025	8,821
1 AID-Israel	5.500%	9/18/23	6,500	7,304
1 AID-Israel	5.500%	12/4/23	7,002	7,904
1 AID-Israel	5.500%	4/26/24	5,575	6,317
1 AID-Israel	5.500%	9/18/33	150	189
1 AID-Jordan	2.503%	10/30/20	6,550	6,491
1 AID-Jordan	2.578%	6/30/22	3,180	3,137
1 AID-Jordan	3.000%	6/30/25	4,325	4,299
1 AID-Tunisia	2.452%	7/24/21	2,300	2,274
1 AID-Tunisia	1.416%	8/5/21	2,830	2,720
1 AID-Ukraine	1.847%	5/29/20	6,000	5,887
1 AID-Ukraine	1.471%	9/29/21	6,825	6,512
2 Federal Farm Credit Banks	5.150%	11/15/19	5,625	5,825
2 Federal Farm Credit Banks	2.375%	3/27/20	5,800	5,783
2 Federal Farm Credit Banks	2.550%	5/15/20	10,000	9,995
2 Federal Farm Credit Banks	1.680%	10/13/20	9,200	9,007
2 Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,262
2 Federal Home Loan Banks	0.875%	8/5/19	52,500	51,629
2 Federal Home Loan Banks	5.125%	8/15/19	4,095	4,216
2 Federal Home Loan Banks	1.000%	9/26/19	42,500	41,743
2 Federal Home Loan Banks	1.500%	10/21/19	113,400	111,962
2 Federal Home Loan Banks	1.375%	11/15/19	36,425	35,879
2 Federal Home Loan Banks	2.125%	2/11/20	40,375	40,116
2 Federal Home Loan Banks	1.875%	3/13/20	3,575	3,535
2 Federal Home Loan Banks	4.125%	3/13/20	20,315	20,844
2 Federal Home Loan Banks	2.375%	3/30/20	37,370	37,262
2 Federal Home Loan Banks	2.625%	5/28/20	56,800	56,852
2 Federal Home Loan Banks	3.375%	6/12/20	15,325	15,553
2 Federal Home Loan Banks	1.375%	9/28/20	21,525	20,944
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,011
2 Federal Home Loan Banks	5.250%	12/11/20	5,250	5,567
2 Federal Home Loan Banks	1.375%	2/18/21	16,820	16,269
2 Federal Home Loan Banks	2.250%	6/11/21	30,000	29,633
2 Federal Home Loan Banks	5.625%	6/11/21	17,350	18,783
2 Federal Home Loan Banks	1.125%	7/14/21	19,500	18,614
2 Federal Home Loan Banks	1.875%	11/29/21	79,160	77,009
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,226
2 Federal Home Loan Banks	2.125%	3/10/23	28,800	27,935
2 Federal Home Loan Banks	2.875%	6/14/24	200	199
2 Federal Home Loan Banks	5.375%	8/15/24	1,585	1,799
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	995
2 Federal Home Loan Banks	5.500%	7/15/36	16,715	21,876
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	47,121	46,376
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	32,929	32,519
3 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	53,000	52,389
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	46,929	46,214
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	122,000	120,139
3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	34,346	33,632
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	37,380	37,337
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	15,829	15,492
3 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	69,400	67,899
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	71,468	70,226
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	40,000	39,698

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,000	34,314
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	70,107
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	42,507
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,434
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	26,470	36,192
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	37,771
3 Federal National Mortgage Assn.	0.875%	8/2/19	108,500	106,713
3 Federal National Mortgage Assn.	1.000%	8/28/19	59,450	58,490
3 Federal National Mortgage Assn.	1.750%	9/12/19	72,925	72,306
3 Federal National Mortgage Assn.	0.000%	10/9/19	23,075	22,335
3 Federal National Mortgage Assn.	1.000%	10/24/19	56,000	54,927
3 Federal National Mortgage Assn.	1.750%	11/26/19	17,250	17,074
3 Federal National Mortgage Assn.	1.625%	1/21/20	40,320	39,777
3 Federal National Mortgage Assn.	1.500%	2/28/20	49,775	48,945
3 Federal National Mortgage Assn.	1.500%	6/22/20	18,200	17,823
3 Federal National Mortgage Assn.	1.500%	7/30/20	32,000	31,290
3 Federal National Mortgage Assn.	1.500%	11/30/20	18,032	17,557
3 Federal National Mortgage Assn.	1.875%	12/28/20	42,000	41,197
3 Federal National Mortgage Assn.	1.375%	2/26/21	20,285	19,615
3 Federal National Mortgage Assn.	2.500%	4/13/21	35,000	34,827
3 Federal National Mortgage Assn.	2.750%	6/22/21	24,046	24,090
3 Federal National Mortgage Assn.	1.250%	8/17/21	23,645	22,621
3 Federal National Mortgage Assn.	1.375%	10/7/21	44,250	42,410
3 Federal National Mortgage Assn.	2.000%	1/5/22	101,000	98,500
3 Federal National Mortgage Assn.	1.875%	4/5/22	61,000	59,117
3 Federal National Mortgage Assn.	2.000%	10/5/22	64,800	62,775
3 Federal National Mortgage Assn.	2.375%	1/19/23	19,149	18,809
3 Federal National Mortgage Assn.	2.625%	9/6/24	26,715	26,303
3 Federal National Mortgage Assn.	2.125%	4/24/26	32,200	30,129
3 Federal National Mortgage Assn.	1.875%	9/24/26	30,435	27,815
3 Federal National Mortgage Assn.	6.250%	5/15/29	7,250	9,292
3 Federal National Mortgage Assn.	7.125%	1/15/30	8,850	12,162
3 Federal National Mortgage Assn.	7.250%	5/15/30	32,760	45,829
3 Federal National Mortgage Assn.	6.625%	11/15/30	27,435	36,982
3 Federal National Mortgage Assn.	5.625%	7/15/37	3,396	4,547
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	425
Private Export Funding Corp.	1.450%	8/15/19	7,700	7,608
Private Export Funding Corp.	2.250%	3/15/20	7,050	7,000
Private Export Funding Corp.	2.300%	9/15/20	2,575	2,550
Private Export Funding Corp.	4.300%	12/15/21	7,760	8,134
Private Export Funding Corp.	2.800%	5/15/22	1,125	1,123
Private Export Funding Corp.	2.050%	11/15/22	15,525	14,992
Private Export Funding Corp.	3.550%	1/15/24	16,425	16,883
Private Export Funding Corp.	2.450%	7/15/24	4,955	4,800
Private Export Funding Corp.	3.250%	6/15/25	1,575	1,589
Resolution Funding Corp.	8.125%	10/15/19	100	107
Resolution Funding Corp.	8.875%	7/15/20	100	112
2 Tennessee Valley Authority	2.250%	3/15/20	11,800	11,731
2 Tennessee Valley Authority	3.875%	2/15/21	5,395	5,552
2 Tennessee Valley Authority	1.875%	8/15/22	3,875	3,736
2 Tennessee Valley Authority	2.875%	9/15/24	12,231	12,138
2 Tennessee Valley Authority	6.750%	11/1/25	18,981	23,451
2 Tennessee Valley Authority	2.875%	2/1/27	25,750	25,190
2 Tennessee Valley Authority	7.125%	5/1/30	9,625	13,222

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	4.700%	7/15/33	100	115
2	Tennessee Valley Authority	4.650%	6/15/35	4,000	4,591
2	Tennessee Valley Authority	5.880%	4/1/36	6,795	9,017
2	Tennessee Valley Authority	6.150%	1/15/38	665	926
2	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,849
2	Tennessee Valley Authority	5.250%	9/15/39	12,048	15,378
2	Tennessee Valley Authority	4.875%	1/15/48	14,320	17,629
2	Tennessee Valley Authority	5.375%	4/1/56	5,585	7,596
2	Tennessee Valley Authority	4.625%	9/15/60	8,838	10,711
2	Tennessee Valley Authority	4.250%	9/15/65	8,050	9,097
					2,886,933
Conventional Mortgage-Backed Securities (21.4%)
[3,4]	Fannie Mae Pool	2.000%	11/1/27–11/1/31	79,335	75,300
[3,4]	Fannie Mae Pool	2.500%	11/1/26–10/1/46	944,576	920,009
[3,4,5] Fannie Mae Pool		3.000%	11/1/20–7/1/48	3,567,158	3,491,700
[3,4,5] Fannie Mae Pool		3.500%	5/1/20–8/1/48	4,432,262	4,431,244
[3,4,5] Fannie Mae Pool		4.000%	7/1/18–7/1/48	2,992,675	3,059,957
[3,4,5] Fannie Mae Pool		4.500%	7/1/18–7/1/48	1,195,635	1,250,209
[3,4,5] Fannie Mae Pool		5.000%	7/1/18–8/1/48	370,838	395,899
[3,4]	Fannie Mae Pool	5.500%	10/1/18–2/1/42	265,655	288,238
[3,4]	Fannie Mae Pool	6.000%	10/1/18–5/1/41	174,703	191,368
[3,4]	Fannie Mae Pool	6.500%	10/1/21–5/1/40	47,299	52,096
[3,4]	Fannie Mae Pool	7.000%	8/1/27–12/1/38	11,745	13,314
[3,4]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	141	157
[3,4]	Fannie Mae Pool	8.000%	12/1/29	17	19
[3,4]	Freddie Mac Gold Pool	2.000%	7/1/28–12/1/31	41,791	39,643
[3,4,5] Freddie Mac Gold Pool		2.500%	4/1/27–10/1/46	749,577	729,987
[3,4,5] Freddie Mac Gold Pool		3.000%	4/1/21–7/1/48	2,487,149	2,431,739
[3,4,5] Freddie Mac Gold Pool		3.500%	12/1/20–7/1/48	2,828,023	2,825,420
[3,4,5] Freddie Mac Gold Pool		4.000%	7/1/18–7/1/48	1,743,567	1,781,713
[3,4,5] Freddie Mac Gold Pool		4.500%	7/1/18–7/1/48	688,712	719,432
[3,4]	Freddie Mac Gold Pool	5.000%	9/1/18–8/1/44	182,345	194,275
[3,4]	Freddie Mac Gold Pool	5.500%	12/1/18– 6/1/41	148,461	161,182
[3,4]	Freddie Mac Gold Pool	6.000%	11/1/18–5/1/40	74,795	82,383
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	19,257	21,442
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	6,945	7,867
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	67	77
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	96	107
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	19	22
4	Ginnie Mae I Pool	3.000%	1/15/26–7/1/48	115,499	113,381
4	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	156,008	157,098
[4,5]	Ginnie Mae I Pool	4.000%	8/15/18–7/1/48	214,108	220,336
[4,5]	Ginnie Mae I Pool	4.500%	8/15/18–7/1/48	180,911	189,950
4	Ginnie Mae I Pool	5.000%	8/15/18–11/15/46	110,603	117,628
4	Ginnie Mae I Pool	5.500%	10/15/18– 6/15/41	52,124	56,360
4	Ginnie Mae I Pool	6.000%	1/15/26– 6/15/41	37,890	41,477
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	9,048	10,007
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	459	523
4	Ginnie Mae I Pool	7.500%	12/15/23	13	14
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	38	43
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	89,318	85,443
4	Ginnie Mae II Pool	3.000%	10/20/26–7/1/48	2,447,937	2,404,924
[4,5]	Ginnie Mae II Pool	3.500%	9/20/25–7/1/48	3,933,049	3,960,948
[4,5]	Ginnie Mae II Pool	4.000%	9/20/25– 6/1/48	1,939,715	1,997,048

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[4,5]	Ginnie Mae II Pool	4.500%	8/20/33–7/1/48	791,741	829,094
4	Ginnie Mae II Pool	5.000%	12/20/32–7/1/48	206,829	221,024
4	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	71,819	76,344
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	25,421	27,551
4	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	8,180	9,082
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	1,414	1,645
					33,684,719
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae Pool	2.124%	3/1/43	4,066	4,021
[3,4]	Fannie Mae Pool	2.182%	6/1/43	2,866	2,848
[3,4]	Fannie Mae Pool	2.201%	10/1/42	1,776	1,804
[3,4]	Fannie Mae Pool	2.264%	7/1/43	3,820	3,703
[3,4]	Fannie Mae Pool	2.396%	10/1/42	1,785	1,776
[3,4]	Fannie Mae Pool	2.438%	9/1/43	531	525
[3,4]	Fannie Mae Pool	2.695%	12/1/43	2,362	2,458
[3,4,6] Fannie Mae Pool		2.727%	3/1/42	2,205	2,295
[3,4]	Fannie Mae Pool	2.759%	1/1/42	1,729	1,776
[3,4,7] Fannie Mae Pool		2.914%	9/1/43	2,624	2,656
[3,4,6] Fannie Mae Pool		3.074%	10/1/37	224	229
[3,4,6] Fannie Mae Pool		3.087%	9/1/37	1,467	1,503
[3,4,8] Fannie Mae Pool		3.110%	6/1/37	57	60
[3,4,7] Fannie Mae Pool		3.176%	4/1/37	713	738
[3,4,6] Fannie Mae Pool		3.177%	12/1/41	1,039	1,064
[3,4,6] Fannie Mae Pool		3.294%	12/1/33	158	167
[3,4,6] Fannie Mae Pool		3.298%	7/1/36	201	207
[3,4,6] Fannie Mae Pool		3.336%	11/1/33	92	98
[3,4,6] Fannie Mae Pool		3.360%	8/1/35	302	321
[3,4,8] Fannie Mae Pool		3.363%	7/1/38	79	83
[3,4]	Fannie Mae Pool	3.365%	8/1/42	1,869	1,858
[3,4,6] Fannie Mae Pool		3.385%	11/1/36	128	136
[3,4,6] Fannie Mae Pool		3.399%	7/1/35	298	312
[3,4,6] Fannie Mae Pool		3.410%	9/1/40	367	387
[3,4,6] Fannie Mae Pool		3.415%	6/1/36	14	14
[3,4,6] Fannie Mae Pool		3.431%	10/1/37	606	622
[3,4,6] Fannie Mae Pool		3.440%	10/1/39–9/1/42	1,932	2,010
[3,4,6] Fannie Mae Pool		3.445%	7/1/39	130	136
[3,4,6] Fannie Mae Pool		3.448%	8/1/40	413	432
[3,4,6] Fannie Mae Pool		3.450%	12/1/40	532	557
[3,4,6] Fannie Mae Pool		3.455%	11/1/39	182	192
[3,4,6] Fannie Mae Pool		3.478%	9/1/34	113	116
[3,4,6] Fannie Mae Pool		3.500%	10/1/40	465	489
[3,4,7] Fannie Mae Pool		3.525%	8/1/37	279	292
[3,4,8] Fannie Mae Pool		3.530%	12/1/37	392	403
[3,4,7] Fannie Mae Pool		3.535%	7/1/37	149	158
[3,4,8] Fannie Mae Pool		3.547%	12/1/35	317	333
[3,4,6] Fannie Mae Pool		3.549%	1/1/37	200	212
[3,4,6] Fannie Mae Pool		3.555%	11/1/41	972	1,033
[3,4,6] Fannie Mae Pool		3.557%	2/1/36	177	180
[3,4,6] Fannie Mae Pool		3.558%	12/1/39	691	717
[3,4,6] Fannie Mae Pool		3.560%	11/1/33–12/1/40	2,151	2,254
[3,4,6] Fannie Mae Pool		3.563%	11/1/41	850	895
[3,4,6] Fannie Mae Pool		3.565%	11/1/40–12/1/40	1,145	1,201
[3,4,6] Fannie Mae Pool		3.567%	12/1/41	892	941
[3,4,6] Fannie Mae Pool		3.570%	12/1/40	433	453

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
[3,4,6] Fannie Mae Pool	3.576%	7/1/38	85	86
[3,4,7] Fannie Mae Pool	3.583%	8/1/39	1,008	1,028
[3,4,6] Fannie Mae Pool	3.590%	8/1/39	295	310
[3,4,6] Fannie Mae Pool	3.604%	1/1/42	968	1,012
[3,4] Fannie Mae Pool	3.614%	4/1/41	660	658
[3,4,6] Fannie Mae Pool	3.627%	3/1/38	88	90
[3,4,6] Fannie Mae Pool	3.645%	1/1/40	384	397
[3,4,6] Fannie Mae Pool	3.659%	3/1/42	1,003	1,071
[3,4,6] Fannie Mae Pool	3.661%	11/1/39	477	496
[3,4,6] Fannie Mae Pool	3.663%	2/1/36	226	239
[3,4,6] Fannie Mae Pool	3.676%	6/1/42	2,090	2,170
[3,4,6] Fannie Mae Pool	3.681%	2/1/41	363	363
[3,4,7] Fannie Mae Pool	3.682%	7/1/42	1,022	1,094
[3,4,6] Fannie Mae Pool	3.684%	9/1/40	1,099	1,156
[3,4,6] Fannie Mae Pool	3.727%	3/1/41	818	855
[3,4,6] Fannie Mae Pool	3.728%	6/1/41	902	951
[3,4,6] Fannie Mae Pool	3.739%	11/1/34	439	467
[3,4,6] Fannie Mae Pool	3.759%	2/1/41	657	687
[3,4,6] Fannie Mae Pool	3.764%	5/1/42	497	516
[3,4,6] Fannie Mae Pool	3.765%	2/1/41	494	517
[3,4,8] Fannie Mae Pool	3.784%	1/1/35	344	366
[3,4,7] Fannie Mae Pool	3.795%	2/1/42	3,268	3,455
[3,4,6] Fannie Mae Pool	3.799%	4/1/36	104	108
[3,4,6] Fannie Mae Pool	3.817%	7/1/41	2,160	2,272
[3,4,6] Fannie Mae Pool	3.843%	5/1/35	207	216
[3,4,7] Fannie Mae Pool	3.886%	5/1/42	1,691	1,756
[3,4,6] Fannie Mae Pool	3.924%	4/1/37	27	29
[3,4,7] Fannie Mae Pool	3.934%	2/1/42	1,292	1,374
[3,4,6] Fannie Mae Pool	3.948%	3/1/41	926	981
[3,4,6] Fannie Mae Pool	4.068%	5/1/40	403	423
[3,4,6] Fannie Mae Pool	4.072%	10/1/36	196	210
[3,4,6] Fannie Mae Pool	4.158%	4/1/37	306	319
[3,4,6] Fannie Mae Pool	4.234%	5/1/40	154	160
[3,4,6] Fannie Mae Pool	4.331%	5/1/41	603	633
[3,4,6] Fannie Mae Pool	4.389%	6/1/41	237	249
[3,4,6] Fannie Mae Pool	4.537%	5/1/36	23	23
[3,4] Freddie Mac Non Gold Pool	2.408%	5/1/42	416	413
[3,4] Freddie Mac Non Gold Pool	2.505%	11/1/43	2,453	2,518
[3,4,6] Freddie Mac Non Gold Pool	2.735%	10/1/37	22	23
[3,4] Freddie Mac Non Gold Pool	2.737%	2/1/42	1,183	1,182
[3,4] Freddie Mac Non Gold Pool	2.979%	12/1/41	1,307	1,363
[3,4,6] Freddie Mac Non Gold Pool	3.329%	7/1/35	124	130
[3,4,6] Freddie Mac Non Gold Pool	3.375%	1/1/38	137	145
[3,4,7] Freddie Mac Non Gold Pool	3.387%	3/1/37	14	14
[3,4,6] Freddie Mac Non Gold Pool	3.390%	12/1/36	180	190
[3,4,8] Freddie Mac Non Gold Pool	3.392%	11/1/36	100	103
[3,4,6] Freddie Mac Non Gold Pool	3.410%	10/1/37	550	580
[3,4] Freddie Mac Non Gold Pool	3.433%	3/1/42	888	933
[3,4,6] Freddie Mac Non Gold Pool	3.492%	1/1/35–12/1/36	203	208
[3,4,6] Freddie Mac Non Gold Pool	3.495%	12/1/40	1,213	1,251
[3,4,6] Freddie Mac Non Gold Pool	3.496%	12/1/34	115	117
[3,4,8] Freddie Mac Non Gold Pool	3.497%	11/1/34	390	406
[3,4,6] Freddie Mac Non Gold Pool	3.515%	12/1/36	56	59
[3,4,7] Freddie Mac Non Gold Pool	3.521%	6/1/37	96	98

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[3,4,7] Freddie Mac Non Gold Pool		3.530%	1/1/37	253	266
[3,4,6] Freddie Mac Non Gold Pool		3.541%	3/1/37	14	15
[3,4,6] Freddie Mac Non Gold Pool		3.555%	2/1/37	107	113
[3,4,6] Freddie Mac Non Gold Pool		3.566%	12/1/35	284	298
[3,4,6] Freddie Mac Non Gold Pool		3.609%	3/1/37	61	61
[3,4,6] Freddie Mac Non Gold Pool		3.630%	6/1/40–12/1/40	840	863
[3,4,6] Freddie Mac Non Gold Pool		3.635%	7/1/38	99	101
[3,4,6] Freddie Mac Non Gold Pool		3.636%	2/1/42	265	276
[3,4,6] Freddie Mac Non Gold Pool		3.650%	11/1/40	549	564
[3,4,6] Freddie Mac Non Gold Pool		3.653%	8/1/37	104	108
[3,4,6] Freddie Mac Non Gold Pool		3.667%	9/1/40	811	849
[3,4,6] Freddie Mac Non Gold Pool		3.703%	1/1/41	208	218
[3,4,6] Freddie Mac Non Gold Pool		3.735%	1/1/41	822	853
[3,4,6] Freddie Mac Non Gold Pool		3.755%	1/1/37	117	124
[3,4,8] Freddie Mac Non Gold Pool		3.814%	10/1/36	276	297
[3,4,6] Freddie Mac Non Gold Pool		3.843%	6/1/37	391	414
[3,4,6] Freddie Mac Non Gold Pool		3.889%	3/1/41	197	208
[3,4,6] Freddie Mac Non Gold Pool		3.900%	2/1/41	370	391
[3,4,6] Freddie Mac Non Gold Pool		3.910%	2/1/41	589	621
[3,4,6] Freddie Mac Non Gold Pool		3.927%	6/1/37	111	117
[3,4,6] Freddie Mac Non Gold Pool		3.938%	3/1/37	223	235
[3,4,6] Freddie Mac Non Gold Pool		3.942%	9/1/37	157	160
[3,4,8] Freddie Mac Non Gold Pool		3.971%	2/1/36	109	113
[3,4,6] Freddie Mac Non Gold Pool		4.084%	6/1/41	281	293
[3,4,6] Freddie Mac Non Gold Pool		4.100%	4/1/35	6	6
[3,4,6] Freddie Mac Non Gold Pool		4.125%	5/1/38	36	37
[3,4,6] Freddie Mac Non Gold Pool		4.145%	3/1/38	49	51
[3,4,6] Freddie Mac Non Gold Pool		4.180%	6/1/40	500	522
[3,4,8] Freddie Mac Non Gold Pool		4.232%	5/1/36	212	222
[3,4,6] Freddie Mac Non Gold Pool		4.255%	5/1/40	204	209
[3,4,6] Freddie Mac Non Gold Pool		4.347%	5/1/37	752	773
[3,4,6] Freddie Mac Non Gold Pool		4.407%	5/1/40	239	251
[3,4,8] Freddie Mac Non Gold Pool		4.423%	3/1/37	41	41
[3,4,6] Freddie Mac Non Gold Pool		4.483%	6/1/40	594	621
[4,8] Ginnie Mae II Pool		2.500%	5/20/43	494	497
[4,8] Ginnie Mae II Pool		2.625%	6/20/29– 6/20/43	6,178	6,346
[4,8] Ginnie Mae II Pool		2.750%	7/20/38–8/20/41	3,814	3,922
[4,8] Ginnie Mae II Pool		3.000%	5/20/41	257	265
[4,8]	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	9,009	9,291
[4,8] Ginnie Mae II Pool		3.375%	1/20/41–3/20/43	10,448	10,757
4	Ginnie Mae II Pool	3.500%	12/20/43	423	424
[4,8] Ginnie Mae II Pool		3.625%	11/20/40	101	105
					123,033
Total U.S. Government and Agency Obligations (Cost $103,637,867)					101,656,453
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	858	857
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	38	38
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,075	1,072
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	289	289
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	1,310	1,305
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	6,338	6,250
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,501
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	4,750	4,708

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,425
4 Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,375	1,376
4 Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,927
4 Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,270
4 Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	4,938
4 American Express Credit Account Master
Trust 2017-1	1.930%	9/15/22	10,100	9,946
4 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	22,000	21,570
4 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	16,125	15,792
4 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	9,825	9,523
4 American Express Credit Account Master
Trust 2018-1	2.670%	10/17/22	12,250	12,212
4 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	11,025	10,952
4 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	14,175	14,165
4 AmeriCredit Automobile Receivables
Trust 2016-3	1.460%	5/10/21	2,138	2,125
4 AmeriCredit Automobile Receivables
Trust 2017-2	1.980%	12/20/21	1,450	1,436
4 AmeriCredit Automobile Receivables
Trust 2017-3	1.900%	3/18/22	3,320	3,272
4 AmeriCredit Automobile Receivables
Trust 2018-1	3.070%	12/19/22	4,075	4,074
4 AmeriCredit Automobile Receivables
Trust 2018-1	3.260%	1/18/24	2,456	2,460
4 AmeriCredit Automobile Receivables
Trust 2018-1	3.500%	1/18/24	1,650	1,654
4 BA Credit Card Trust 2017-A1	1.950%	8/15/22	10,000	9,844
4 BA Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	19,953
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	1,425	1,431
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	2,525	2,533
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.116%	2/15/50	500	496
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	7,560	7,468
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	2,800	2,743
4 BANK 2017 - BNK4	3.625%	5/15/50	5,950	5,898
4 BANK 2017 - BNK5	3.390%	6/15/60	7,000	6,813
4 BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,426
4 BANK 2017 - BNK6	3.518%	7/15/60	9,408	9,239
4 BANK 2017 - BNK6	3.741%	7/15/60	9,729	9,624
4 BANK 2017 - BNK7	3.175%	9/15/60	7,575	7,263
4 BANK 2017 - BNK7	3.435%	9/15/60	4,690	4,574
4 BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,173
4 BANK 2017 - BNK8	3.488%	11/15/50	5,925	5,796
4 BANK 2017 - BNK8	3.731%	11/15/50	1,000	989
4 BANK 2017 - BNK9	3.279%	11/15/54	6,100	5,947

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
4	BANK 2017 - BNK9	3.538%	11/15/54	5,925	5,822
4	BANK 2018 - BN11	4.046%	3/15/61	4,300	4,395
4	BANK 2018 - BN12	4.255%	5/15/61	5,125	5,327
4	BANK 2018 - BN12	4.493%	5/15/61	1,650	1,722
4	BANK 2018 - BNK10	3.641%	2/15/61	1,425	1,430
4	BANK 2018 - BNK10	3.688%	2/15/61	10,700	10,631
4	BANK 2018 - BNK10	3.898%	2/15/61	1,650	1,651
4	Bank of America Credit Card Trust
	BACCT_18-A2	3.000%	9/15/23	18,200	18,215
4	Bank of Nova Scotia	2.125%	9/11/19	7,400	7,323
4	Bank of Nova Scotia	1.850%	4/14/20	17,400	17,072
4	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,065
4	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	4,925	4,864
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,825	10,732
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	2,920
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	4,680
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,047
4	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,212
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	12,325	12,483
4	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	5,753
4	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	3,965
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	10,505
*,4	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,000	18,539
*,4	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,120
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	2,650	2,622
4	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	615	614
4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	6,750	6,682
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,359
4	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	125	125
4	Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	1,591	1,590
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	653	653
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	1,840	1,836
4	Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	1,073	1,072
4	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	1,775	1,770
4	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	2,250	2,229
4	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	2,000	1,977
4	Capital One Multi-Asset Execution Trust
	2015-A2	2.080%	3/15/23	7,825	7,709
4	Capital One Multi-Asset Execution Trust
	2015-A5	1.600%	5/17/21	3,625	3,624
4	Capital One Multi-Asset Execution Trust
	2015-A8	2.050%	8/15/23	4,950	4,857
4	Capital One Multi-Asset Execution Trust
	2016-A3	1.340%	4/15/22	5,325	5,256
4	Capital One Multi-Asset Execution Trust
	2016-A4	1.330%	6/15/22	7,250	7,135
4	Capital One Multi-Asset Execution Trust
	2016-A6	1.820%	9/15/22	7,100	7,006
4	Capital One Multi-Asset Execution Trust
	2017-A1	2.000%	1/17/23	6,900	6,798
4	Capital One Multi-Asset Execution Trust
	2017-A3	2.430%	1/15/25	7,025	6,844
4	Capital One Multi-Asset Execution Trust
	2017-A4	1.990%	7/17/23	11,300	11,068

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	9,400	9,094
4 Capital One Multi-Asset Execution Trust
2018-1	3.010%	2/15/24	5,250	5,254
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	684	683
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	420	419
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,025	1,018
4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	1,213	1,210
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	800	793
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	1,253	1,247
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	1,250	1,234
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	2,728	2,701
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,030	1,001
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,350	3,299
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,297
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,550	3,517
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	889
4 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,275	3,273
4 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,025
4 CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	2,742	2,758
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,280
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	4,950
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,844
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,220	14,143
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,713
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,341
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	2,973
4 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,427
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,374
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,825	4,728
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	2,767
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	419	426
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,246
4 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	3,650	3,684
4 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	5,050	4,905
4 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	3,600	3,557
4 CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	9,400	9,049
4 CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,000	2,944
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	5,500	5,429
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	12,805	12,347
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,514
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,299
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	6,975	6,890
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	5,956
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	7,200	7,092
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	14,959
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,468
4 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	18,925	18,821
4 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	6,980
4 Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	13,050	12,998
4 Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	14,300	14,126
4 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,000	18,766

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	20,614
4 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	3,950	3,908
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	2,300	2,267
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	1,300	1,277
4 Citigroup Commercial Mortgage Trust
2013-GC15	3.161%	9/10/46	1,062	1,062
4 Citigroup Commercial Mortgage Trust
2013-GC15	3.942%	9/10/46	800	814
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	1,200	1,250
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	1,700	1,779
4 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	550	555
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	1,825	1,884
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	750	785
4 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	750	796
4 Citigroup Commercial Mortgage Trust
2014-GC19	2.790%	3/10/47	674	674
4 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	750	757
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	1,150	1,182
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	955	980
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.477%	5/10/47	375	378
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	1,675	1,703
4 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	1,350	1,368
4 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	2,725	2,735
4 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	5,650	5,662
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	7,425	7,230
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	3,025	3,005
4 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	1,494	1,487
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.758%	4/10/48	2,937	2,886
4 Citigroup Commercial Mortgage Trust
2015-GC31	3.762%	6/10/48	2,925	2,947
4 Citigroup Commercial Mortgage Trust
2015-GC33	3.778%	9/10/58	3,375	3,411

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	2,075	2,021
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	3,950	3,837
4	Citigroup Commercial Mortgage Trust
	2016-C2	2.832%	8/10/49	2,500	2,355
4	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	7,150	7,120
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	2,350	2,224
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	9,700	9,478
4	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	1,950	1,924
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	5,925	5,800
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	1,575	1,562
4	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	2,300	2,345
4	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	12,275	12,516
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,277
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,824
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,404	5,301
[4,9]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,172
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,146
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,468
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	686
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,310	1,312
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,310	1,329
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,792
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,751
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,368
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,065	1,066
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,075	1,088
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,517
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,159
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	770
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	356
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/46	4	4
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	550	551
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	375	381
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,843
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,147
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,728
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,425	1,418
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,910
4	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	2,295	2,392
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	890	890
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,096
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	3,918
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,152
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,943	2,949

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,545
4 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,829
4 COMM 2014-CCRE14 Mortgage Trust	4.719%	2/10/47	2,650	2,759
4 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	2,422	2,426
4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	935	945
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,791
4 COMM 2014-CCRE15 Mortgage Trust	4.851%	2/10/47	869	912
4 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,500	1,506
4 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,032
4 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	1,848	1,851
4 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	950	960
4 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,489
4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	978
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,950	2,965
4 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	992
4 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,294
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	5,865
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,563
4 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,530
4 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	2,916	2,918
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,625	5,625
4 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,150	1,151
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,364
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	3,900	3,913
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,583
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	757	757
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	658	662
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,739
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	481
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	309
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,150	1,150
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,124
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,047
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,508
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,640
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	3,756	3,756
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	3,853
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,520
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,298
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	1,900	1,897
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,242
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,886
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,194
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,236
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,442
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,528
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,113
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,584
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	3,764
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	750	741
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	3,912
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,737
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,350	5,385
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,362

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	3,724
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	1,896
4	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,511
4	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	727	722
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,700	4,647
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,787
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,771
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,555
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.252%	8/15/48	1,625	1,636
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,212
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,850	2,875
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	7,325	7,186
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	7,570
4	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	5,925	5,768
4	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	4,175	4,065
4	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	12,250	12,457
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,536
4	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	3,075	2,908
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	5,545
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,557
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,011
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	6,900	6,883
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,824
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	11,000	10,945
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,132
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,121
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	4,075	4,076
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,900	4,905
[3,4]	Fannie Mae-Aces 2017-M2	2.877%	2/25/27	7,000	6,760
[3,4]	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	778	789
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	4,975	5,018
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	11,088	11,249
[3,4]	Fannie Mae-Aces 2013-M12	2.466%	3/25/23	7,753	7,469
[3,4]	Fannie Mae-Aces 2013-M14	2.603%	4/25/23	8,542	8,293
[3,4]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	11,650	11,628
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	702	682
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	3,850	3,704
[3,4]	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	6,459	6,414
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	10,645	10,499
[3,4]	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,332	1,304
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,428
[3,4]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	11,322	11,423
[3,4]	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	3,183	3,127
[3,4]	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	5,400	5,432
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	5,664
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	9,848	9,749
[3,4]	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	9,902	9,854
[3,4]	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,310	1,277
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	5,755
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	6,729
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	9,568
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,665
[3,4]	Fannie Mae-Aces 2015-M12	2.886%	5/25/25	7,025	6,766
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	8,532

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,835	6,574
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,579
[3,4]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	4,150	4,063
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,650	6,357
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,846	2,761
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	7,847
[3,4]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	8,923
[3,4]	Fannie Mae-Aces 2016-M12	2.529%	9/25/26	9,400	8,780
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,425	6,168
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,500	3,367
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,322
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	7,428
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	4,807
[3,4]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,700	1,618
[3,4]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,654
[3,4]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	13,026
[3,4]	Fannie Mae-Aces 2017-M1	2.498%	10/25/26	10,300	9,675
[3,4]	Fannie Mae-Aces 2017-M10	2.647%	7/25/24	4,280	4,102
[3,4]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	4,912
[3,4]	Fannie Mae-Aces 2017-M12	3.182%	6/25/27	12,575	12,396
[3,4]	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	11,675	11,423
[3,4]	Fannie Mae-Aces 2017-M3	2.568%	12/25/26	12,300	11,604
[3,4]	Fannie Mae-Aces 2017-M4	2.683%	12/25/26	11,290	10,731
[3,4]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	6,500	6,267
[3,4]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	21,565
[3,4]	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	18,350	17,551
[3,4]	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	7,361	7,118
[3,4]	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	4,100	3,991
[3,4]	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	4,478	4,449
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K004	4.186%	8/25/19	2,050	2,072
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	1,041	1,044
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	1,606	1,612
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	831	831
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	424	424
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,675	1,715
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	2,725	2,799
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	4,657	4,749
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	12,820	12,737
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	5,430	5,283
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	13,400	13,061
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	8,300	8,088

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K022	2.355%	7/25/22	575	559
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	11,500	11,218
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K028	3.111%	2/25/23	8,625	8,643
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	11,425	11,505
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	6,674	6,640
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K030	3.250%	4/25/23	11,425	11,472
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	11,906	11,978
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	4,018	4,004
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.310%	5/25/23	6,420	6,488
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	7,762	7,716
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K033	3.060%	7/25/23	12,875	12,811
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	10,633	10,807
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K035	3.458%	8/25/23	12,575	12,780
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	400	407
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	475	482
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	2,669	2,633
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	5,225	5,281
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	1,934	1,915
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	2,600	2,618
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	3,097	3,057
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	9,300	9,329
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	9,600	9,614
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	1,568	1,516
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	7,225	7,014
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	1,641	1,612
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	5,600	5,561
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	3,205	3,125

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	5,800	5,742
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	5,800	5,804
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	1,508	1,475
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	4,450	4,484
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	6,650	6,683
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	3,850	3,802
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	6,375	6,415
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	4,150	4,131
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	2,450	2,414
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	6,350	6,118
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	7,500	7,178
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	5,325	5,040
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	9,375	8,889
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	5,800	5,521
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	5,000	4,923
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	8,000	7,972
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	17,600	17,585
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	18,250	18,308
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	16,200	16,271
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	15,380	15,215
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	17,557	17,390
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	5,840	5,723
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	4,925	4,872
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	8,875	8,739
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	2,875	2,857
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	3,950	3,919
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	4,525	4,543

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	6,975	7,102
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	4/25/28	16,500	17,126
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	3,500	3,369
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	14,500	14,361
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	8,100	7,778
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	4,100	4,169
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	8,900	8,996
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	1,840	1,830
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	11,200	11,170
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	3,500	3,481
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K704	2.412%	8/25/18	897	896
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	4,923	4,913
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	4,725	4,715
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	1,198	1,189
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.321%	12/25/18	1,248	1,242
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	14,925	14,795
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	6,675	6,603
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	18,265	18,108
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	13,040	13,057
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	1,376	1,355
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	12,830	12,863
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	12,975	12,954
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	7,148	7,002
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	6,800	6,739
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	2,376	2,305
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	10,225	10,453
[3,4]	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	7,000	6,781

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	8,000	7,932
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	10,275	10,445
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K077	3.850%	5/25/28	22,000	22,731
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	1,500	1,481
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	2,175	2,163
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	4,225	4,212
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	4,550	4,492
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	4,650	4,508
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	9,200	9,149
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	16,100	16,016
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	14,700	14,505
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	7,800	7,684
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	11,850	11,760
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	1,094	1,109
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	12,100	12,361
[3,4]	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	10,450	10,735
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	829	827
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	5,725	5,720
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	624
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	5	5
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	575	574
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	174	174
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	900	896
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	396	395
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	800	794
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	4,475	4,423
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,619
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	5,805	5,709
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	735
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	16,075	15,852
4	Ford Credit Floorplan Master Owner
	Trust A Series 2016-1	1.760%	2/15/21	7,125	7,088
4	Ford Credit Floorplan Master Owner
	Trust A Series 2017-1	2.070%	5/15/22	6,450	6,337
4	Ford Credit Floorplan Master Owner
	Trust A Series 2017-2	2.160%	9/15/22	4,170	4,089
4	Ford Credit Floorplan Master Owner
	Trust A Series 2017-3	2.480%	9/15/24	4,310	4,197

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Ford Credit Floorplan Master Owner
Trust A Series 2018-1	2.950%	5/15/23	10,200	10,162
4 Ford Credit Floorplan Master Owner
Trust A Series 2018-2	3.170%	3/15/25	9,275	9,239
4 GM Financial Automobile Leasing
Trust 2015-3	1.810%	11/20/19	926	925
4 GM Financial Automobile Leasing
Trust 2016-1	1.790%	3/20/20	3,650	3,641
4 GM Financial Automobile Leasing
Trust 2016-2	1.620%	9/20/19	1,731	1,726
4 GM Financial Automobile Leasing
Trust 2016-3	1.610%	12/20/19	2,306	2,297
4 GM Financial Automobile Leasing
Trust 2018-1	2.610%	1/20/21	5,700	5,669
4 GM Financial Automobile Leasing
Trust 2018-1	2.680%	12/20/21	1,250	1,240
4 GM Financial Automobile Leasing
Trust 2018-2	3.060%	6/21/21	2,100	2,101
4 GM Financial Automobile Leasing
Trust 2018-2	3.160%	4/20/22	850	851
4 GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	4,900	4,885
4 GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,058
4 GS Mortgage Securities Corporation II
2013-GC10	2.943%	2/10/46	3,744	3,669
4 GS Mortgage Securities Corporation II
2013-GC10	3.279%	2/10/46	1,310	1,290
4 GS Mortgage Securities Corporation II
2015-GC30	2.726%	5/10/50	2,575	2,559
4 GS Mortgage Securities Corporation II
2015-GC30	3.382%	5/10/50	3,700	3,650
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,518
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,380
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,629	3,639
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,949	2,881
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,231
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	946
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	122	122
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,340	1,360
4 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	1,326	1,327
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	710	721
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,194
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	11,586
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,826
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,550	1,562
4 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	346	347
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,372
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,400
4 GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	1,175	1,208
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,225	1,225
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,275	2,284
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,505
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,328
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,139
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,092

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,698
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,439
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,556
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,363
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,589
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	6,708
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,406
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,802
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	5,745
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,285
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,192
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	13,517
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,670
4 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	1,151	1,150
4 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	690	688
4 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	1,255	1,251
4 Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	900	893
4 Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	7,138	7,037
4 Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,586	1,547
4 Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	4,325	4,266
4 Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	9,738	9,686
4 Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	2,565	2,551
4 Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	2,875	2,879
4 Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,050	2,059
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	50	50
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	542	541
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	430	428
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	850	844
4 Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	980	975
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	3,025	2,985
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,250	2,182
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,650	2,642
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,236
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	4,125	4,149
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	11,444	11,225
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	3,833
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,204
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,389	2,367
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,029
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,250	1,266
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,536
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,063
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,297

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.112%	12/15/46	1,250	1,310
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,646
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	1,525	1,525
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	575	583
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	2,825	2,870
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	8,900	8,385
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	3,700	3,680
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	2,950	2,941
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	3,600	3,570
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	2,000	1,964
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	2,800	2,763
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	2,008
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.170%	7/15/45	655	667
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	990	1,005
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,727
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	764
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	1,519	1,519
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	505	511
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,920	4,048
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,076
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	557	557
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,163	1,179
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,469
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	802
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.044%	1/15/47	1,163	1,214
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	4,338	4,460
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	796

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	935	970
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	1,786	1,788
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	1,926
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	1,945
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,560
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	979	985
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	962
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	580
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	5,930
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	1,550	1,571
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	2,978
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,758
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	1,871	1,871
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,525	1,530
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	2,750	2,762
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	6,825	6,862
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	1,900	1,922
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	3,750	3,751
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	10,160	10,102
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	1,875	1,868
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	1,875	1,861
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	3,000	2,989
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	3,763	3,720
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	3,750	3,736
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.042%	10/15/48	1,400	1,385
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,125	1,102
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	2,932	2,924

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,903	2,900
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	2,900	2,896
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	3,675	3,706
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,600	3,641
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	1,850	1,889
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	1,709	1,722
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	1,841	1,860
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	4,625	4,623
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,575	3,562
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	2,610	2,627
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	2,925	2,913
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	10,725	10,725
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.876%	3/15/50	2,300	2,292
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	2,725	2,630
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	1,250	1,214
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	13,000	13,000
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	3,975	3,956
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	2,825	2,760
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	1,775	1,746
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	10,300	10,676
4 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	1,250	1,299
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41	4	4
4 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	10,700	10,635
4 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	4,300	4,260
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	3,550	3,527
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	595
4 Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	424	423
4 Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	725	719
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	2,890	2,869
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C6	2.858%	11/15/45	4,000	3,931

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.303%	8/15/46	990	1,026
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.503%	8/15/46	490	507
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	1,456	1,456
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	3,360	3,480
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	2.936%	11/15/46	1,065	1,065
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.039%	11/15/46	2,200	2,265
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C13	4.899%	11/15/46	1,100	1,139
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	1,707	1,677
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	341	334
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	2,100	2,077
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	1,000	985
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	1,275	1,256
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	1,125	1,115
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	1,330	1,331
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	3,201	3,233
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	3,050	3,129
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.793%	2/15/47	1,150	1,198
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	2.849%	6/15/47	575	575
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	775	781
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	2,875	2,926
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.480%	6/15/47	1,150	1,171
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	3,355	3,364
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.923%	10/15/47	1,000	1,019
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.587%	10/15/47	1,150	1,176
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	3,775	3,777
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	2,000	1,998
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	3,275	3,262

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	1,875	1,860
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	6,650	6,511
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21	3.338%	3/15/48	1,500	1,476
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	3,750	3,710
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	2,950	2,896
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	1,875	1,866
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	1,800	1,798
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	1,050	1,047
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	3,650	3,673
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	3,850	3,842
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	1,975	1,979
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	2,325	2,322
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	2,625	2,613
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	1,800	1,801
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	2,175	2,195
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	2,425	2,414
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	7,000	6,935
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29	3.140%	5/15/49	1,500	1,471
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29	3.325%	5/15/49	750	732
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	7,300	6,867
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31	3.102%	11/15/49	9,400	8,995
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32	3.720%	12/15/49	7,600	7,593
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32	3.994%	12/15/49	3,050	3,090
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.599%	5/15/50	6,500	6,421
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.852%	5/15/50	3,800	3,775
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34	3.276%	11/15/52	3,600	3,489
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34	3.536%	11/15/52	5,250	5,156

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
4	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	16	16
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	5,985
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,800
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,551
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,478
4	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	2,832
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	6,827
4	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	2,982
4	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	7,283
4	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	5,707
[4,9]	National Australia Bank Ltd.	2.250%	3/16/21	12,000	11,727
4	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	3,300	3,280
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	2,800	2,773
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	750	740
4	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	698	696
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	1,075	1,064
4	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	514	512
4	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	1,750	1,726
4	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,442
4	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	3,005	2,971
4	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	2,650	2,575
4	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	5,034	4,955
4	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	2,848	2,769
4	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	5,325	5,294
4	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	4,025	4,008
4	Nissan Master Owner Trust Receivables
	Series 2016-A	1.540%	6/15/21	3,500	3,459
4	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	1,875	1,877
4	Public Service New Hampshire Funding LLC
	2018-1	3.506%	8/1/28	975	982
4	Public Service New Hampshire Funding LLC
	2018-1	3.814%	2/1/35	2,200	2,217
4	Royal Bank of Canada	2.200%	9/23/19	24,775	24,587
4	Royal Bank of Canada	2.100%	10/14/20	35,000	34,246
4	Royal Bank of Canada	2.300%	3/22/21	5,000	4,892
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	3,870	3,842
4	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	1,625	1,613
4	Santander Drive Auto Receivables Trust
	2018-2	2.750%	9/15/21	2,425	2,421
4	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	2,650	2,642
4	Santander Drive Auto Receivables Trust
	2018-2	3.350%	7/17/23	2,425	2,417
4	Santander Drive Auto Receivables Trust
	2018-3	3.030%	2/15/22	1,675	1,676
4	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	1,450	1,451
4	Santander Drive Auto Receivables Trust
	2018-3	3.510%	8/15/23	2,725	2,726
4	SG Commercial Mortgage Securities Trust
	2016-C5	3.055%	10/10/48	6,000	5,720

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
4	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	15,125	14,738
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	5,350	5,269
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	6,675	6,489
4	Synchrony Credit Card Master Note Trust
	2018-1	2.970%	3/15/24	12,225	12,177
4	Synchrony Credit Card Master Note Trust
	2018-2	3.470%	5/15/26	12,300	12,348
4	Synchrony Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	5,644	5,573
4	TIAA Seasoned Commercial Mortgage Trust
	2007-C4	5.477%	8/15/39	125	125
[4,9]	Toronto-Dominion Bank	2.250%	3/15/21	8,000	7,820
[4,9]	Toronto-Dominion Bank	2.500%	1/18/22	10,000	9,769
4	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	117	117
4	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	3,275	3,265
4	Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	240	239
4	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	3,000	2,988
4	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	1,014	1,009
4	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	2,200	2,165
4	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	2,143	2,126
4	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	1,575	1,538
4	Toyota Auto Receivables 2017-B Owner Trust	1.760%	7/15/21	13,800	13,618
4	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	9,425	9,275
4	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	5,775	5,718
4	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,850	2,815
4	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	5,050	5,051
4	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	900	903
4	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	7,623
4	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,332
4	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	5,735
4	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,527
4	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	6,794
4	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	2,863
4	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,562
4	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	5,774
4	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,551
4	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	3,860
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	5,646
4	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,022
*,4	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	11,000	11,330
4	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,096
4	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	12,225	12,394
4	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,311
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	10,200	9,981
4	UBS-Barclays Commercial Mortgage Trust
	2013-C5	3.185%	3/10/46	2,870	2,846
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	4,765	4,727
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	700	697

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	8,250	8,567
4 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	12,300	12,573
4 Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,300	2,298
4 Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	850	849
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	4,939	4,865
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1,091	1,091
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	775	780
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	11,690	11,880
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	400	399
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	2,250	2,250
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,400	1,396
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	2,625	2,605
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	3,725	3,682
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	1,875	1,873
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	3,750	3,700
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	2,075	2,021
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	1,500	1,482
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	5,425	5,397
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,040	1,036
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	3,650	3,656
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,029	1,015
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	4,335	4,225
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	1,900	1,872
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	1,425	1,435
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	2,000	2,026
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	1,775	1,826
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	1,600	1,594
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	2,720	2,683

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
4	Wells Fargo Commercial Mortgage Trust
	2015-NXS1	3.148%	5/15/48	1,500	1,461
4	Wells Fargo Commercial Mortgage Trust
	2015-P2	3.656%	12/15/48	2,875	2,908
4	Wells Fargo Commercial Mortgage Trust
	2015-P2	3.809%	12/15/48	1,800	1,817
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	7,740	7,812
4	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	4,875	4,526
4	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.814%	8/15/49	1,200	1,116
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.324%	1/15/59	1,929	1,921
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	4,200	4,171
4	Wells Fargo Commercial Mortgage Trust
	2016-C33	3.426%	3/15/59	1,450	1,426
4	Wells Fargo Commercial Mortgage Trust
	2016-C34	3.096%	6/15/49	2,900	2,784
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	2,900	2,915
4	Wells Fargo Commercial Mortgage Trust
	2016-LC24	2.825%	10/15/49	3,275	3,182
4	Wells Fargo Commercial Mortgage Trust
	2016-LC24	2.942%	10/15/49	5,654	5,356
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	16,255	15,859
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.665%	7/15/50	4,606	4,476
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	7,000	6,816
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.702%	9/15/50	3,900	3,826
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.317%	10/15/50	3,925	3,803
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	5,900	5,811
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.854%	10/15/50	1,575	1,559
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	9,900	9,663
4	Wells Fargo Commercial Mortgage Trust
	2017-RB1	3.635%	3/15/50	10,000	9,913
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	15,000	14,845
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	12,275	12,502
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.152%	3/15/51	2,125	2,175
4	Wells Fargo Commercial Mortgage Trust
	2018-C44	4.212%	5/15/51	8,200	8,460
*,4	Wells Fargo Commercial Mortgage Trust
	2018-C45	4.184%	6/15/51	13,000	13,389

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	8,500	8,332
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	4,275	4,297
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	3,511	3,525
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,204
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,582
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	3,281	3,222
4 WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	2,414	2,385
4 WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,045	1,037
4 WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	495	492
4 WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	2,154	2,117
4 WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	421	413
4 WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	3,250	3,242
4 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	1,725	1,702
4 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	660	669
4 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	2,640	2,730
4 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	660	675
4 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	700	700
4 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,520	1,549
4 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,520	1,591
4 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,530	2,627
4 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	725	725
4 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	725	731
4 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	925	952
4 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	725	739
4 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	725	754
4 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	713	714
4 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	1,500	1,515
4 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,268	7,520
4 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	375	386
4 WFRBS Commercial Mortgage Trust 2013-C18	4.811%	12/15/46	563	591
4 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	1,818	1,818
4 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,100	1,106
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	1,475	1,518
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.769%	3/15/46	375	394
4 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	475	480
4 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	650	656
4 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,450	1,497
4 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	475	486
4 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	657	657
4 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	775	784
4 WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	2,200	2,221
4 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,150	1,180
4 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,220	1,234
4 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	3,000	3,024
4 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	6,275	6,346
4 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,200	1,216
4 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	2,054	2,077
4 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,150	1,173
4 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	800	821
4 WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,075	2,063
4 WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,075	2,077
4 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	697	697
4 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	1,840	1,855
4 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	4,415	4,541

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 WFRBS Commercial Mortgage Trust
2014-LC14	4.351%	3/15/47	1,840	1,906
4 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,252
4 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,019
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	82	82
4 World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	1,000	997
4 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	860	858
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	1,775	1,758
4 World Omni Automobile Lease Securitization
Trust 2016-A	1.610%	1/15/22	2,000	1,988
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,975,958)				3,893,357
Corporate Bonds (26.9%)
Finance (8.6%)
Banking (6.2%)
American Express Co.	2.200%	10/30/20	12,750	12,448
American Express Co.	3.375%	5/17/21	8,000	8,004
American Express Co.	2.500%	8/1/22	8,000	7,668
American Express Co.	2.650%	12/2/22	12,875	12,333
American Express Co.	3.400%	2/27/23	21,000	20,778
American Express Co.	3.000%	10/30/24	23,000	21,987
American Express Co.	3.625%	12/5/24	8,275	8,122
American Express Co.	4.050%	12/3/42	875	854
American Express Credit Corp.	2.250%	8/15/19	14,000	13,909
American Express Credit Corp.	2.200%	3/3/20	10,450	10,304
American Express Credit Corp.	2.375%	5/26/20	2,280	2,246
American Express Credit Corp.	2.600%	9/14/20	13,000	12,834
American Express Credit Corp.	2.250%	5/5/21	19,220	18,690
American Express Credit Corp.	2.700%	3/3/22	26,325	25,727
American Express Credit Corp.	3.300%	5/3/27	14,425	13,862
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	14,650	14,476
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	4,400	4,351
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	10,000	9,771
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	8,200	8,000
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	10,000	9,883
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	7,100	6,900
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,818
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	13,000	12,576
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	8,200	7,880
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,425	9,361
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	8,125	8,076
Banco Santander SA	3.125%	2/23/23	10,000	9,461
Banco Santander SA	3.848%	4/12/23	6,000	5,863
Banco Santander SA	5.179%	11/19/25	14,700	14,809
Banco Santander SA	4.250%	4/11/27	8,175	7,751
Banco Santander SA	3.800%	2/23/28	10,000	9,136
Banco Santander SA	4.379%	4/12/28	4,600	4,389
Bank of America Corp.	2.250%	4/21/20	9,500	9,366
Bank of America Corp.	5.625%	7/1/20	25	26
Bank of America Corp.	2.625%	10/19/20	33,929	33,497
Bank of America Corp.	2.151%	11/9/20	3,220	3,144
Bank of America Corp.	2.625%	4/19/21	11,420	11,211

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
4 Bank of America Corp.	2.369%	7/21/21	29,850	29,260
4 Bank of America Corp.	2.328%	10/1/21	21,000	20,546
4 Bank of America Corp.	2.738%	1/23/22	12,800	12,565
4 Bank of America Corp.	3.499%	5/17/22	13,000	12,991
Bank of America Corp.	2.503%	10/21/22	16,925	16,200
Bank of America Corp.	3.300%	1/11/23	50,500	49,695
4 Bank of America Corp.	3.124%	1/20/23	3,905	3,839
4 Bank of America Corp.	2.881%	4/24/23	20,550	19,952
4 Bank of America Corp.	2.816%	7/21/23	32,750	31,639
Bank of America Corp.	4.100%	7/24/23	13,568	13,750
Bank of America Corp.	3.004%	12/20/23	105,813	102,490
Bank of America Corp.	4.125%	1/22/24	16,650	16,905
4 Bank of America Corp.	3.550%	3/5/24	8,400	8,296
Bank of America Corp.	4.000%	4/1/24	25,225	25,397
Bank of America Corp.	4.200%	8/26/24	53,614	53,884
Bank of America Corp.	4.000%	1/22/25	46,950	46,319
Bank of America Corp.	3.950%	4/21/25	12,750	12,484
4 Bank of America Corp.	3.093%	10/1/25	26,100	24,918
4 Bank of America Corp.	3.366%	1/23/26	18,450	17,681
Bank of America Corp.	4.450%	3/3/26	31,451	31,517
Bank of America Corp.	3.500%	4/19/26	15,000	14,505
Bank of America Corp.	4.250%	10/22/26	15,725	15,490
Bank of America Corp.	3.248%	10/21/27	19,700	18,316
4 Bank of America Corp.	3.824%	1/20/28	20,030	19,526
4 Bank of America Corp.	3.705%	4/24/28	16,750	16,089
4 Bank of America Corp.	3.593%	7/21/28	36,300	34,453
Bank of America Corp.	3.419%	12/20/28	59,491	55,997
4 Bank of America Corp.	3.970%	3/5/29	15,000	14,755
Bank of America Corp.	6.110%	1/29/37	16,187	18,624
4 Bank of America Corp.	4.244%	4/24/38	19,775	19,188
Bank of America Corp.	7.750%	5/14/38	11,615	15,717
Bank of America Corp.	5.875%	2/7/42	17,775	20,765
Bank of America Corp.	5.000%	1/21/44	34,235	35,916
Bank of America Corp.	4.875%	4/1/44	5,825	6,093
Bank of America Corp.	4.750%	4/21/45	800	793
4 Bank of America Corp.	4.443%	1/20/48	1,550	1,502
4 Bank of America Corp.	3.946%	1/23/49	13,025	11,815
Bank of America NA	6.000%	10/15/36	6,875	8,219
Bank of Montreal	1.500%	7/18/19	12,225	12,064
Bank of Montreal	2.100%	12/12/19	5,000	4,941
Bank of Montreal	2.100%	6/15/20	6,100	5,979
Bank of Montreal	3.100%	4/13/21	17,000	16,937
Bank of Montreal	1.900%	8/27/21	17,600	16,830
Bank of Montreal	2.350%	9/11/22	1,503	1,439
Bank of Montreal	2.550%	11/6/22	3,428	3,300
4 Bank of Montreal	3.803%	12/15/32	24,800	22,981
Bank of New York Mellon Corp.	2.300%	9/11/19	12,050	11,983
Bank of New York Mellon Corp.	4.600%	1/15/20	7,100	7,271
Bank of New York Mellon Corp.	2.150%	2/24/20	75	74
Bank of New York Mellon Corp.	2.600%	8/17/20	3,000	2,970
Bank of New York Mellon Corp.	2.450%	11/27/20	8,455	8,306
Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,058
Bank of New York Mellon Corp.	3.550%	9/23/21	5,700	5,757
Bank of New York Mellon Corp.	2.600%	2/7/22	10,000	9,762

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Bank of New York Mellon Corp.	2.950%	1/29/23	8,990	8,784
4 Bank of New York Mellon Corp.	2.661%	5/16/23	11,575	11,212
Bank of New York Mellon Corp.	2.200%	8/16/23	3,000	2,808
Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,103
Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,833
Bank of New York Mellon Corp.	3.250%	9/11/24	4,050	3,956
Bank of New York Mellon Corp.	3.000%	2/24/25	300	288
Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	2,897
Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,115
Bank of New York Mellon Corp.	3.250%	5/16/27	12,975	12,486
Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,058
4 Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	6,805
Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,402
Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	9,432
Bank of Nova Scotia	2.350%	10/21/20	9,800	9,614
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,611
Bank of Nova Scotia	2.800%	7/21/21	16,630	16,393
Bank of Nova Scotia	2.700%	3/7/22	8,000	7,742
Bank of Nova Scotia	4.500%	12/16/25	18,950	18,918
Bank One Capital III	8.750%	9/1/30	290	397
Bank One Corp.	7.625%	10/15/26	975	1,187
Bank One Corp.	8.000%	4/29/27	2,500	3,140
Bank One Michigan	8.250%	11/1/24	6,000	7,403
Barclays Bank plc	5.125%	1/8/20	25	26
Barclays Bank plc	5.140%	10/14/20	4,795	4,931
Barclays Bank plc	2.650%	1/11/21	7,000	6,847
Barclays plc	2.750%	11/8/19	12,225	12,144
Barclays plc	2.875%	6/8/20	7,750	7,660
Barclays plc	3.250%	1/12/21	9,200	9,069
Barclays plc	3.200%	8/10/21	21,600	21,159
Barclays plc	3.684%	1/10/23	18,925	18,395
4 Barclays plc	4.338%	5/16/24	34,400	33,961
Barclays plc	3.650%	3/16/25	14,900	13,922
Barclays plc	4.375%	1/12/26	7,000	6,815
Barclays plc	4.337%	1/10/28	10,000	9,476
4 Barclays plc	4.972%	5/16/29	13,600	13,490
Barclays plc	5.250%	8/17/45	3,600	3,489
Barclays plc	4.950%	1/10/47	11,500	10,786
BB&T Corp.	5.250%	11/1/19	3,925	4,032
BB&T Corp.	2.450%	1/15/20	1,325	1,311
BB&T Corp.	2.625%	6/29/20	10,000	9,910
BB&T Corp.	2.150%	2/1/21	6,675	6,507
BB&T Corp.	2.050%	5/10/21	14,025	13,523
BB&T Corp.	3.200%	9/3/21	8,000	7,974
BB&T Corp.	3.950%	3/22/22	2,049	2,083
BB&T Corp.	2.750%	4/1/22	7,000	6,841
BB&T Corp.	2.850%	10/26/24	11,491	10,886
BB&T Corp.	3.700%	6/5/25	8,500	8,460
BNP Paribas SA	2.375%	5/21/20	9,500	9,381
BNP Paribas SA	5.000%	1/15/21	24,404	25,341
BNP Paribas SA	3.250%	3/3/23	9,025	8,897
9 BNP Paribas SA	3.800%	1/10/24	500	488
BNP Paribas SA	4.250%	10/15/24	3,600	3,541
BPCE SA	2.500%	7/15/19	6,320	6,290

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	BPCE SA	2.250%	1/27/20	2,625	2,586
	BPCE SA	2.650%	2/3/21	5,275	5,168
	BPCE SA	2.750%	12/2/21	13,750	13,367
9	BPCE SA	3.000%	5/22/22	5,800	5,603
	BPCE SA	4.000%	4/15/24	12,800	12,798
	BPCE SA	3.375%	12/2/26	4,000	3,785
9	BPCE SA	3.250%	1/11/28	275	254
	Branch Banking & Trust Co.	2.100%	1/15/20	9,750	9,602
	Branch Banking & Trust Co.	2.250%	6/1/20	25,000	24,575
	Branch Banking & Trust Co.	2.850%	4/1/21	3,000	2,968
	Branch Banking & Trust Co.	2.625%	1/15/22	5,000	4,879
	Branch Banking & Trust Co.	3.625%	9/16/25	9,100	8,953
	Branch Banking & Trust Co.	3.800%	10/30/26	3,450	3,424
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	6,575	6,474
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	9,000	8,766
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,200	9,052
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	15,489
	Capital One Bank USA NA	8.800%	7/15/19	6,825	7,199
	Capital One Bank USA NA	3.375%	2/15/23	9,110	8,862
	Capital One Financial Corp.	2.500%	5/12/20	6,250	6,152
	Capital One Financial Corp.	2.400%	10/30/20	6,903	6,730
	Capital One Financial Corp.	3.450%	4/30/21	8,000	7,980
	Capital One Financial Corp.	4.750%	7/15/21	545	563
	Capital One Financial Corp.	3.050%	3/9/22	7,500	7,333
	Capital One Financial Corp.	3.200%	1/30/23	22,000	21,364
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,346
	Capital One Financial Corp.	3.750%	4/24/24	7,000	6,849
	Capital One Financial Corp.	3.300%	10/30/24	11,125	10,558
	Capital One Financial Corp.	3.200%	2/5/25	7,000	6,563
	Capital One Financial Corp.	4.250%	4/30/25	3,500	3,472
	Capital One Financial Corp.	4.200%	10/29/25	625	606
	Capital One Financial Corp.	3.750%	7/28/26	12,700	11,763
	Capital One Financial Corp.	3.750%	3/9/27	4,750	4,496
	Capital One Financial Corp.	3.800%	1/31/28	20,000	18,819
	Capital One NA	2.400%	9/5/19	2,850	2,825
	Capital One NA	1.850%	9/13/19	4,450	4,384
	Capital One NA	2.350%	1/31/20	20,000	19,709
	Capital One NA	2.950%	7/23/21	19,500	19,149
	Capital One NA	2.250%	9/13/21	7,600	7,278
	Capital One NA	2.650%	8/8/22	12,000	11,513
	Citibank NA	1.850%	9/18/19	16,275	16,065
	Citibank NA	3.050%	5/1/20	17,000	16,966
	Citibank NA	2.100%	6/12/20	10,000	9,790
	Citibank NA	2.125%	10/20/20	34,255	33,368
	Citibank NA	2.850%	2/12/21	8,900	8,795
[4,9]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,996	3,195
	Citigroup Inc.	2.500%	7/29/19	10,500	10,454
	Citigroup Inc.	2.450%	1/10/20	15,845	15,664
	Citigroup Inc.	2.400%	2/18/20	8,225	8,120
	Citigroup Inc.	5.375%	8/9/20	5,839	6,085
	Citigroup Inc.	2.650%	10/26/20	27,652	27,216
	Citigroup Inc.	2.700%	3/30/21	25,720	25,189
	Citigroup Inc.	2.350%	8/2/21	7,850	7,554
	Citigroup Inc.	2.900%	12/8/21	23,850	23,361

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Citigroup Inc.	4.500%	1/14/22	12,875	13,222
Citigroup Inc.	2.750%	4/25/22	20,350	19,727
Citigroup Inc.	4.050%	7/30/22	9,475	9,522
Citigroup Inc.	2.700%	10/27/22	5,000	4,801
4 Citigroup Inc.	3.142%	1/24/23	22,000	21,554
Citigroup Inc.	3.375%	3/1/23	1,925	1,900
Citigroup Inc.	3.500%	5/15/23	30,865	30,180
4 Citigroup Inc.	2.876%	7/24/23	18,075	17,428
Citigroup Inc.	3.875%	10/25/23	15,480	15,493
Citigroup Inc.	3.750%	6/16/24	2,400	2,384
Citigroup Inc.	4.000%	8/5/24	5,525	5,406
Citigroup Inc.	3.875%	3/26/25	11,325	10,984
Citigroup Inc.	3.300%	4/27/25	2,950	2,828
Citigroup Inc.	4.400%	6/10/25	39,525	39,276
Citigroup Inc.	5.500%	9/13/25	9,400	9,992
Citigroup Inc.	3.700%	1/12/26	16,617	16,100
Citigroup Inc.	4.600%	3/9/26	24,450	24,313
Citigroup Inc.	3.400%	5/1/26	12,225	11,596
Citigroup Inc.	3.200%	10/21/26	46,800	43,465
Citigroup Inc.	4.300%	11/20/26	7,850	7,641
Citigroup Inc.	4.450%	9/29/27	29,400	28,774
4 Citigroup Inc.	3.887%	1/10/28	27,750	26,869
Citigroup Inc.	6.625%	1/15/28	25	29
4 Citigroup Inc.	3.668%	7/24/28	29,725	28,227
Citigroup Inc.	4.125%	7/25/28	4,100	3,917
4 Citigroup Inc.	3.520%	10/27/28	22,525	21,148
4 Citigroup Inc.	4.075%	4/23/29	13,000	12,710
Citigroup Inc.	6.625%	6/15/32	1,125	1,317
Citigroup Inc.	6.000%	10/31/33	3,850	4,313
Citigroup Inc.	6.125%	8/25/36	10,418	11,766
4 Citigroup Inc.	3.878%	1/24/39	8,825	8,042
Citigroup Inc.	8.125%	7/15/39	13,999	19,631
Citigroup Inc.	5.875%	1/30/42	7,139	8,250
Citigroup Inc.	6.675%	9/13/43	4,600	5,562
Citigroup Inc.	4.950%	11/7/43	8,250	8,567
Citigroup Inc.	5.300%	5/6/44	4,725	4,860
Citigroup Inc.	4.650%	7/30/45	5,000	4,933
Citigroup Inc.	4.750%	5/18/46	6,855	6,462
4 Citigroup Inc.	4.281%	4/24/48	300	283
Citizens Bank NA	2.450%	12/4/19	3,100	3,071
Citizens Bank NA	2.250%	3/2/20	6,825	6,712
Citizens Bank NA	2.200%	5/26/20	9,300	9,104
Citizens Bank NA	2.250%	10/30/20	8,750	8,528
Citizens Bank NA	2.550%	5/13/21	550	536
Citizens Bank NA	2.650%	5/26/22	5,600	5,413
Citizens Bank NA	3.700%	3/29/23	4,000	3,990
Citizens Financial Group Inc.	2.375%	7/28/21	1,000	966
Citizens Financial Group Inc.	4.300%	12/3/25	3,950	3,924
Comerica Bank	4.000%	7/27/25	2,975	2,945
Comerica Inc.	3.800%	7/22/26	850	820
Commonwealth Bank of Australia	2.300%	9/6/19	3,600	3,574
9 Commonwealth Bank of Australia	1.750%	11/7/19	800	787
Commonwealth Bank of Australia	2.400%	11/2/20	7,500	7,359
Commonwealth Bank of Australia	2.550%	3/15/21	5,775	5,643

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
9	Commonwealth Bank of Australia	2.750%	3/10/22	10,700	10,416
9	Commonwealth Bank of Australia	2.625%	9/6/26	500	452
	Compass Bank	2.750%	9/29/19	2,000	1,987
	Compass Bank	3.500%	6/11/21	9,025	9,014
	Compass Bank	2.875%	6/29/22	14,100	13,608
	Cooperatieve Rabobank UA	2.250%	1/14/20	13,000	12,839
	Cooperatieve Rabobank UA	4.500%	1/11/21	2,490	2,558
	Cooperatieve Rabobank UA	2.500%	1/19/21	40,700	39,936
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,132
	Cooperatieve Rabobank UA	3.875%	2/8/22	20,421	20,669
	Cooperatieve Rabobank UA	3.950%	11/9/22	20,828	20,612
	Cooperatieve Rabobank UA	4.625%	12/1/23	23,785	23,922
	Cooperatieve Rabobank UA	3.375%	5/21/25	7,342	7,152
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,875	11,626
	Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	7,205
	Cooperatieve Rabobank UA	5.250%	5/24/41	9,755	10,931
	Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	8,789
	Cooperatieve Rabobank UA	5.250%	8/4/45	15,273	15,840
	Credit Suisse AG	5.300%	8/13/19	8,700	8,927
	Credit Suisse AG	5.400%	1/14/20	5,725	5,888
	Credit Suisse AG	3.000%	10/29/21	12,100	11,925
	Credit Suisse AG	3.625%	9/9/24	20,492	20,156
9	Credit Suisse Group AG	3.574%	1/9/23	10,500	10,286
[4,9]	Credit Suisse Group AG	2.997%	12/14/23	250	239
9	Credit Suisse Group AG	4.282%	1/9/28	23,150	22,437
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	600	594
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,100	8,034
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	25,305	25,201
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	18,250	18,156
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	15,540	15,325
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	23,250	22,277
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,700	9,683
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	14,550	14,413
	Credit Suisse USA Inc.	7.125%	7/15/32	4,560	5,737
9	Danske Bank A/S	2.800%	3/10/21	200	197
	Deutsche Bank AG	2.700%	7/13/20	20,900	20,386
	Deutsche Bank AG	2.950%	8/20/20	10,500	10,230
	Deutsche Bank AG	3.125%	1/13/21	5,475	5,284
	Deutsche Bank AG	3.150%	1/22/21	15,800	15,293
	Deutsche Bank AG	3.375%	5/12/21	7,775	7,519
	Deutsche Bank AG	4.250%	10/14/21	17,300	17,032
	Deutsche Bank AG	3.300%	11/16/22	16,000	14,978
	Deutsche Bank AG	3.950%	2/27/23	15,000	14,375
	Deutsche Bank AG	3.700%	5/30/24	14,550	13,506
	Deutsche Bank AG	4.100%	1/13/26	3,475	3,232
	Discover Bank	7.000%	4/15/20	1,350	1,424
	Discover Bank	3.200%	8/9/21	1,400	1,381
	Discover Bank	3.350%	2/6/23	9,300	9,058
	Discover Bank	4.200%	8/8/23	9,475	9,559
	Discover Bank	4.250%	3/13/26	2,175	2,140
	Discover Bank	3.450%	7/27/26	6,250	5,795
	Discover Financial Services	5.200%	4/27/22	950	990
	Discover Financial Services	3.850%	11/21/22	5,630	5,602
	Discover Financial Services	3.950%	11/6/24	11,100	10,826

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Discover Financial Services	3.750%	3/4/25	3,600	3,432
Discover Financial Services	4.100%	2/9/27	5,300	5,080
Fifth Third Bancorp	3.500%	3/15/22	6,025	6,028
Fifth Third Bancorp	4.300%	1/16/24	7,050	7,165
Fifth Third Bancorp	3.950%	3/14/28	4,500	4,423
Fifth Third Bancorp	8.250%	3/1/38	6,046	8,254
Fifth Third Bank	1.625%	9/27/19	4,575	4,502
Fifth Third Bank	2.200%	10/30/20	6,050	5,907
Fifth Third Bank	2.250%	6/14/21	6,500	6,332
Fifth Third Bank	3.850%	3/15/26	10,500	10,325
First Horizon National Corp.	3.500%	12/15/20	2,050	2,057
First Niagara Financial Group Inc.	6.750%	3/19/20	2,300	2,427
First Republic Bank	2.500%	6/6/22	9,300	8,943
First Republic Bank	4.375%	8/1/46	1,200	1,156
First Republic Bank	4.625%	2/13/47	2,375	2,344
FirstMerit Bank NA	4.270%	11/25/26	4,150	4,125
Goldman Sachs Capital I	6.345%	2/15/34	9,535	10,989
Goldman Sachs Group Inc.	1.950%	7/23/19	3,800	3,765
Goldman Sachs Group Inc.	2.550%	10/23/19	20,425	20,286
Goldman Sachs Group Inc.	2.300%	12/13/19	16,922	16,740
Goldman Sachs Group Inc.	5.375%	3/15/20	23,465	24,285
Goldman Sachs Group Inc.	2.600%	4/23/20	23,175	22,954
Goldman Sachs Group Inc.	3.200%	6/5/20	7,750	7,772
Goldman Sachs Group Inc.	6.000%	6/15/20	22,270	23,408
Goldman Sachs Group Inc.	2.750%	9/15/20	23,645	23,345
Goldman Sachs Group Inc.	2.600%	12/27/20	500	491
Goldman Sachs Group Inc.	2.875%	2/25/21	750	740
Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	10,028
Goldman Sachs Group Inc.	5.250%	7/27/21	31,736	33,314
Goldman Sachs Group Inc.	2.350%	11/15/21	8,750	8,413
Goldman Sachs Group Inc.	5.750%	1/24/22	44,244	47,323
Goldman Sachs Group Inc.	3.000%	4/26/22	40,250	39,349
4 Goldman Sachs Group Inc.	2.876%	10/31/22	45,000	43,928
Goldman Sachs Group Inc.	3.625%	1/22/23	24,634	24,469
Goldman Sachs Group Inc.	3.200%	2/23/23	15,000	14,592
4 Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	24,092
4 Goldman Sachs Group Inc.	2.905%	7/24/23	23,625	22,771
Goldman Sachs Group Inc.	4.000%	3/3/24	53,650	53,551
Goldman Sachs Group Inc.	3.850%	7/8/24	4,525	4,485
Goldman Sachs Group Inc.	3.500%	1/23/25	22,725	21,942
4 Goldman Sachs Group Inc.	3.272%	9/29/25	31,685	30,075
Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	3,688
Goldman Sachs Group Inc.	3.750%	2/25/26	21,600	20,859
Goldman Sachs Group Inc.	3.500%	11/16/26	30,215	28,314
Goldman Sachs Group Inc.	5.950%	1/15/27	3,945	4,272
Goldman Sachs Group Inc.	3.850%	1/26/27	27,175	26,075
4 Goldman Sachs Group Inc.	3.691%	6/5/28	21,300	20,185
4 Goldman Sachs Group Inc.	3.814%	4/23/29	24,159	22,895
4 Goldman Sachs Group Inc.	4.223%	5/1/29	30,000	29,539
Goldman Sachs Group Inc.	6.125%	2/15/33	18,375	21,001
Goldman Sachs Group Inc.	6.450%	5/1/36	12,800	14,743
Goldman Sachs Group Inc.	6.750%	10/1/37	42,060	49,875
4 Goldman Sachs Group Inc.	4.017%	10/31/38	23,600	21,446
4 Goldman Sachs Group Inc.	4.411%	4/23/39	16,435	15,750

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	6.250%	2/1/41	14,731	17,186
Goldman Sachs Group Inc.	4.800%	7/8/44	25,575	25,246
Goldman Sachs Group Inc.	5.150%	5/22/45	19,875	19,481
Goldman Sachs Group Inc.	4.750%	10/21/45	7,325	7,217
HSBC Bank USA NA	4.875%	8/24/20	9,275	9,550
HSBC Bank USA NA	5.875%	11/1/34	3,875	4,438
HSBC Bank USA NA	5.625%	8/15/35	5,450	6,080
HSBC Bank USA NA	7.000%	1/15/39	7,476	9,633
HSBC Holdings plc	3.400%	3/8/21	24,238	24,228
HSBC Holdings plc	5.100%	4/5/21	14,270	14,870
HSBC Holdings plc	2.950%	5/25/21	20,000	19,724
HSBC Holdings plc	2.650%	1/5/22	42,445	41,002
HSBC Holdings plc	4.875%	1/14/22	1,895	1,977
HSBC Holdings plc	4.000%	3/30/22	7,455	7,555
4 HSBC Holdings plc	3.262%	3/13/23	31,000	30,348
HSBC Holdings plc	3.600%	5/25/23	21,750	21,544
4 HSBC Holdings plc	3.033%	11/22/23	7,950	7,670
HSBC Holdings plc	4.250%	3/14/24	10,500	10,446
4 HSBC Holdings plc	3.950%	5/18/24	34,350	34,221
HSBC Holdings plc	4.250%	8/18/25	12,250	12,038
HSBC Holdings plc	4.300%	3/8/26	35,305	35,403
HSBC Holdings plc	3.900%	5/25/26	23,300	22,671
HSBC Holdings plc	4.375%	11/23/26	21,300	20,858
4 HSBC Holdings plc	4.041%	3/13/28	24,800	24,010
4 HSBC Holdings plc	4.583%	6/19/29	22,600	22,828
HSBC Holdings plc	7.625%	5/17/32	575	730
HSBC Holdings plc	7.350%	11/27/32	600	753
HSBC Holdings plc	6.500%	5/2/36	13,965	16,149
HSBC Holdings plc	6.500%	9/15/37	13,415	15,627
HSBC Holdings plc	6.800%	6/1/38	4,225	5,076
HSBC Holdings plc	6.100%	1/14/42	4,075	4,916
HSBC Holdings plc	5.250%	3/14/44	20,750	20,959
HSBC USA Inc.	2.375%	11/13/19	10,225	10,136
HSBC USA Inc.	2.350%	3/5/20	13,200	13,033
HSBC USA Inc.	2.750%	8/7/20	10,070	9,990
HSBC USA Inc.	5.000%	9/27/20	4,855	5,001
HSBC USA Inc.	3.500%	6/23/24	11,475	11,289
Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,312
Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,643
Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,440
Huntington Bancshares Inc.	4.000%	5/15/25	3,750	3,755
Huntington National Bank	2.375%	3/10/20	11,000	10,851
Huntington National Bank	2.400%	4/1/20	3,600	3,548
Huntington National Bank	2.875%	8/20/20	4,250	4,225
Huntington National Bank	3.250%	5/14/21	12,500	12,454
Huntington National Bank	2.500%	8/7/22	10,000	9,686
9 ING Bank NV	2.450%	3/16/20	15,725	15,537
ING Groep NV	3.150%	3/29/22	6,250	6,128
ING Groep NV	3.950%	3/29/27	10,500	10,267
Intesa Sanpaolo SPA	5.250%	1/12/24	10,475	10,209
JPMorgan Chase & Co.	2.200%	10/22/19	2,300	2,278
JPMorgan Chase & Co.	2.250%	1/23/20	43,990	43,411
JPMorgan Chase & Co.	4.950%	3/25/20	1,090	1,120
JPMorgan Chase & Co.	2.750%	6/23/20	28,845	28,580

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	4.400%	7/22/20	8,795	9,002
JPMorgan Chase & Co.	4.250%	10/15/20	16,350	16,694
JPMorgan Chase & Co.	2.550%	10/29/20	5,775	5,689
JPMorgan Chase & Co.	2.550%	3/1/21	18,315	17,918
JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,179
JPMorgan Chase & Co.	2.400%	6/7/21	6,500	6,332
JPMorgan Chase & Co.	2.295%	8/15/21	47,400	45,761
JPMorgan Chase & Co.	4.350%	8/15/21	15,765	16,211
JPMorgan Chase & Co.	4.500%	1/24/22	25,150	26,013
4 JPMorgan Chase & Co.	3.514%	6/18/22	12,625	12,621
JPMorgan Chase & Co.	3.250%	9/23/22	24,350	24,078
JPMorgan Chase & Co.	2.972%	1/15/23	65,595	63,887
JPMorgan Chase & Co.	3.200%	1/25/23	17,125	16,814
4 JPMorgan Chase & Co.	2.776%	4/25/23	15,450	14,991
JPMorgan Chase & Co.	3.375%	5/1/23	12,300	12,015
JPMorgan Chase & Co.	2.700%	5/18/23	14,175	13,575
JPMorgan Chase & Co.	3.875%	2/1/24	27,475	27,652
4 JPMorgan Chase & Co.	3.559%	4/23/24	19,255	19,056
JPMorgan Chase & Co.	3.625%	5/13/24	9,825	9,758
JPMorgan Chase & Co.	3.875%	9/10/24	31,025	30,686
JPMorgan Chase & Co.	3.125%	1/23/25	18,895	18,069
4 JPMorgan Chase & Co.	3.220%	3/1/25	25,850	24,929
JPMorgan Chase & Co.	3.900%	7/15/25	24,000	23,932
JPMorgan Chase & Co.	3.300%	4/1/26	55,175	52,670
JPMorgan Chase & Co.	3.200%	6/15/26	17,100	16,169
JPMorgan Chase & Co.	2.950%	10/1/26	34,500	32,027
JPMorgan Chase & Co.	4.125%	12/15/26	35,300	34,801
JPMorgan Chase & Co.	4.250%	10/1/27	10,100	9,973
JPMorgan Chase & Co.	3.625%	12/1/27	10,500	9,827
4 JPMorgan Chase & Co.	3.782%	2/1/28	28,525	27,800
4 JPMorgan Chase & Co.	3.540%	5/1/28	14,450	13,828
4 JPMorgan Chase & Co.	3.509%	1/23/29	35,000	33,031
4 JPMorgan Chase & Co.	4.005%	4/23/29	13,930	13,750
JPMorgan Chase & Co.	6.400%	5/15/38	15,015	18,489
4 JPMorgan Chase & Co.	3.882%	7/24/38	20,350	18,804
JPMorgan Chase & Co.	5.500%	10/15/40	17,519	19,470
JPMorgan Chase & Co.	5.600%	7/15/41	8,542	9,566
JPMorgan Chase & Co.	5.400%	1/6/42	4,075	4,498
JPMorgan Chase & Co.	5.625%	8/16/43	8,560	9,465
JPMorgan Chase & Co.	4.950%	6/1/45	7,600	7,715
4 JPMorgan Chase & Co.	4.260%	2/22/48	15,650	14,621
4 JPMorgan Chase & Co.	4.032%	7/24/48	16,950	15,418
4 JPMorgan Chase & Co.	3.964%	11/15/48	14,550	12,994
4 JPMorgan Chase & Co.	3.897%	1/23/49	20,900	18,573
JPMorgan Chase Bank NA	1.650%	9/23/19	10,750	10,592
4 JPMorgan Chase Bank NA	2.604%	2/1/21	15,000	14,858
4 JPMorgan Chase Bank NA	3.086%	4/26/21	21,000	20,941
KeyBank NA	2.500%	12/15/19	2,000	1,983
KeyBank NA	2.250%	3/16/20	2,000	1,973
KeyBank NA	3.350%	6/15/21	3,025	3,028
KeyBank NA	2.500%	11/22/21	11,000	10,715
KeyBank NA	2.400%	6/9/22	1,550	1,486
KeyBank NA	2.300%	9/14/22	9,550	9,097
KeyBank NA	3.375%	3/7/23	4,000	3,962

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
KeyBank NA	3.300%	6/1/25	1,125	1,093
KeyBank NA	3.400%	5/20/26	2,000	1,903
KeyBank NA	6.950%	2/1/28	500	602
KeyCorp	2.900%	9/15/20	750	744
KeyCorp	5.100%	3/24/21	8,490	8,872
KeyCorp	4.100%	4/30/28	18,000	17,918
Lloyds Bank plc	6.375%	1/21/21	5,500	5,890
Lloyds Bank plc	3.300%	5/7/21	5,400	5,372
Lloyds Banking Group plc	3.000%	1/11/22	10,000	9,722
4 Lloyds Banking Group plc	2.907%	11/7/23	15,000	14,287
Lloyds Banking Group plc	4.500%	11/4/24	8,300	8,164
Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,044
Lloyds Banking Group plc	4.582%	12/10/25	29,846	29,193
Lloyds Banking Group plc	4.650%	3/24/26	4,000	3,932
Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,206
Lloyds Banking Group plc	4.375%	3/22/28	24,135	23,718
4 Lloyds Banking Group plc	3.574%	11/7/28	16,000	14,722
Lloyds Banking Group plc	5.300%	12/1/45	1,100	1,091
Lloyds Banking Group plc	4.344%	1/9/48	17,000	14,502
Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,000	10,923
Manufacturers & Traders Trust Co.	2.100%	2/6/20	3,200	3,149
Manufacturers & Traders Trust Co.	2.050%	8/17/20	250	244
Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,200	12,994
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	6,899
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	12,244	12,088
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,000	16,315
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	13,000	12,738
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	20,000	19,297
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	12,661
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	2,200	2,079
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,132
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	16,550	16,466
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,137
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,900	30,294
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,300	24,076
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	5,975	5,953
Mizuho Financial Group Inc.	3.549%	3/5/23	12,475	12,377
Mizuho Financial Group Inc.	4.018%	3/5/28	14,850	14,780
Morgan Stanley	2.375%	7/23/19	30,950	30,756
Morgan Stanley	5.625%	9/23/19	11,555	11,907
Morgan Stanley	5.500%	1/26/20	15,250	15,770
Morgan Stanley	2.650%	1/27/20	18,624	18,487
Morgan Stanley	2.800%	6/16/20	12,450	12,349
Morgan Stanley	5.500%	7/24/20	4,385	4,575
Morgan Stanley	5.750%	1/25/21	12,940	13,681
Morgan Stanley	2.500%	4/21/21	15,800	15,421
Morgan Stanley	5.500%	7/28/21	3,850	4,068
Morgan Stanley	2.625%	11/17/21	30,585	29,736
Morgan Stanley	2.750%	5/19/22	35,475	34,360
Morgan Stanley	4.875%	11/1/22	15,825	16,404
Morgan Stanley	3.125%	1/23/23	10,025	9,779
Morgan Stanley	3.750%	2/25/23	41,150	41,173
Morgan Stanley	4.100%	5/22/23	20,525	20,618
4 Morgan Stanley	3.737%	4/24/24	16,300	16,194

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Morgan Stanley	3.875%	4/29/24	19,865	19,853
Morgan Stanley	3.700%	10/23/24	30,302	29,922
Morgan Stanley	4.000%	7/23/25	42,350	42,075
Morgan Stanley	5.000%	11/24/25	14,600	15,104
Morgan Stanley	3.875%	1/27/26	27,600	27,170
Morgan Stanley	3.125%	7/27/26	37,700	34,886
Morgan Stanley	6.250%	8/9/26	9,650	10,899
Morgan Stanley	4.350%	9/8/26	19,070	18,764
Morgan Stanley	3.625%	1/20/27	38,650	37,211
Morgan Stanley	3.950%	4/23/27	7,155	6,793
4 Morgan Stanley	3.591%	7/22/28	43,950	41,549
4 Morgan Stanley	3.772%	1/24/29	25,975	24,955
Morgan Stanley	7.250%	4/1/32	7,000	8,754
4 Morgan Stanley	3.971%	7/22/38	1,850	1,713
4 Morgan Stanley	4.457%	4/22/39	20,450	19,919
Morgan Stanley	6.375%	7/24/42	27,675	33,679
Morgan Stanley	4.300%	1/27/45	27,625	26,043
Morgan Stanley	4.375%	1/22/47	8,550	8,158
MUFG Americas Holdings Corp.	2.250%	2/10/20	18,250	18,033
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,572
MUFG Americas Holdings Corp.	3.000%	2/10/25	4,350	4,166
National Australia Bank Ltd.	1.375%	7/12/19	5,725	5,641
National Australia Bank Ltd.	2.250%	1/10/20	300	296
National Australia Bank Ltd.	2.125%	5/22/20	27,700	27,256
National Australia Bank Ltd.	2.625%	7/23/20	3,045	3,010
National Australia Bank Ltd.	2.625%	1/14/21	4,000	3,929
National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,251
National Australia Bank Ltd.	3.375%	9/20/21	18,750	18,680
National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,172
National Australia Bank Ltd.	2.500%	5/22/22	16,000	15,242
National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,111
National Australia Bank Ltd.	3.625%	6/20/23	12,000	11,955
National Australia Bank Ltd.	3.375%	1/14/26	3,600	3,472
National Australia Bank Ltd.	2.500%	7/12/26	12,175	11,005
National Bank of Canada	2.150%	6/12/20	10,250	10,033
National Bank of Canada	2.200%	11/2/20	17,000	16,567
Northern Trust Corp.	3.450%	11/4/20	2,950	2,982
Northern Trust Corp.	2.375%	8/2/22	6,050	5,837
Northern Trust Corp.	3.950%	10/30/25	8,750	8,913
4 Northern Trust Corp.	3.375%	5/8/32	4,950	4,662
People’s United Bank NA	4.000%	7/15/24	3,000	2,992
People’s United Financial Inc.	3.650%	12/6/22	5,695	5,709
PNC Bank NA	2.250%	7/2/19	8,550	8,507
PNC Bank NA	1.450%	7/29/19	4,300	4,238
PNC Bank NA	2.400%	10/18/19	6,700	6,653
PNC Bank NA	2.000%	5/19/20	13,000	12,724
PNC Bank NA	2.300%	6/1/20	5,250	5,165
PNC Bank NA	2.600%	7/21/20	2,000	1,975
PNC Bank NA	2.450%	11/5/20	6,550	6,436
PNC Bank NA	2.500%	1/22/21	2,400	2,361
PNC Bank NA	2.150%	4/29/21	15,000	14,529
PNC Bank NA	2.550%	12/9/21	17,100	16,667
PNC Bank NA	2.625%	2/17/22	20,000	19,470
PNC Bank NA	2.700%	11/1/22	16,788	16,138

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
PNC Bank NA	2.950%	1/30/23	4,500	4,355
PNC Bank NA	3.300%	10/30/24	3,850	3,774
PNC Bank NA	2.950%	2/23/25	6,750	6,471
PNC Bank NA	3.250%	6/1/25	4,550	4,418
PNC Bank NA	4.200%	11/1/25	4,400	4,472
PNC Bank NA	3.250%	1/22/28	10,775	10,265
PNC Financial Services Group Inc.	2.854%	11/9/22	5,225	5,070
PNC Financial Services Group Inc.	3.900%	4/29/24	15,525	15,552
PNC Financial Services Group Inc.	3.150%	5/19/27	29,075	27,606
PNC Funding Corp.	5.125%	2/8/20	5,700	5,879
PNC Funding Corp.	4.375%	8/11/20	7,575	7,754
PNC Funding Corp.	3.300%	3/8/22	3,090	3,073
Regions Bank	2.750%	4/1/21	4,700	4,621
Regions Bank	6.450%	6/26/37	1,329	1,569
Regions Financial Corp.	3.200%	2/8/21	1,750	1,742
Regions Financial Corp.	2.750%	8/14/22	2,675	2,579
Regions Financial Corp.	7.375%	12/10/37	7,000	8,991
Royal Bank of Canada	1.500%	7/29/19	7,650	7,550
Royal Bank of Canada	2.125%	3/2/20	23,000	22,659
Royal Bank of Canada	2.150%	10/26/20	9,618	9,391
Royal Bank of Canada	2.350%	10/30/20	14,216	13,943
Royal Bank of Canada	2.500%	1/19/21	5,000	4,916
Royal Bank of Canada	3.200%	4/30/21	25,950	25,891
Royal Bank of Canada	2.750%	2/1/22	13,000	12,746
Royal Bank of Canada	4.650%	1/27/26	6,250	6,355
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	10,000	9,686
Royal Bank of Scotland Group plc	3.875%	9/12/23	24,200	23,524
4 Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	22,016
Royal Bank of Scotland Group plc	4.800%	4/5/26	1,400	1,406
4 Royal Bank of Scotland Group plc	4.892%	5/18/29	25,000	24,790
Santander Holdings USA Inc.	2.650%	4/17/20	1,150	1,142
Santander Holdings USA Inc.	3.700%	3/28/22	21,375	20,999
Santander Holdings USA Inc.	3.400%	1/18/23	11,400	10,970
Santander Holdings USA Inc.	4.500%	7/17/25	9,500	9,289
Santander Holdings USA Inc.	4.400%	7/13/27	9,000	8,545
Santander UK Group Holdings plc	2.875%	10/16/20	9,465	9,347
Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,197
Santander UK Group Holdings plc	2.875%	8/5/21	7,575	7,350
Santander UK Group Holdings plc	3.571%	1/10/23	7,000	6,806
4 Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,016
4 Santander UK Group Holdings plc	3.823%	11/3/28	10,500	9,626
Santander UK plc	2.350%	9/10/19	6,200	6,157
Santander UK plc	2.375%	3/16/20	4,810	4,741
Santander UK plc	2.125%	11/3/20	15,000	14,566
Santander UK plc	3.400%	6/1/21	15,000	14,977
Santander UK plc	4.000%	3/13/24	9,350	9,381
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,750	5,672
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,653
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	21,350	20,356
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,375
State Street Corp.	2.550%	8/18/20	300	297
State Street Corp.	4.375%	3/7/21	1,385	1,431
State Street Corp.	1.950%	5/19/21	4,575	4,424
4 State Street Corp.	2.653%	5/15/23	12,000	11,662

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
State Street Corp.	3.100%	5/15/23	19,007	18,723
State Street Corp.	3.700%	11/20/23	500	507
State Street Corp.	3.300%	12/16/24	2,500	2,456
State Street Corp.	3.550%	8/18/25	11,086	11,060
State Street Corp.	2.650%	5/19/26	4,875	4,570
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	5,500	5,462
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	12,000	11,850
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	15,840	15,672
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	24,000	23,753
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,500	2,455
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,775	1,755
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	536
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,428
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,139
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,650	2,583
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,449
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	9,545	9,423
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,573
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	9,000	8,675
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	9,748
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	18,000	17,413
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	7,699
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	17,000	16,549
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,500	9,398
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	28,900	26,270
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	2,425	2,269
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,928
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,650	14,952
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,999
SunTrust Bank	2.250%	1/31/20	15,500	15,301
4 SunTrust Bank	2.590%	1/29/21	6,450	6,393
SunTrust Bank	3.000%	2/2/23	5,000	4,898
SunTrust Bank	2.750%	5/1/23	2,150	2,076
SunTrust Bank	3.300%	5/15/26	3,000	2,831
SunTrust Banks Inc.	2.900%	3/3/21	2,725	2,690
SunTrust Banks Inc.	2.700%	1/27/22	10,025	9,753
SunTrust Banks Inc.	4.000%	5/1/25	5,000	5,012
SVB Financial Group	3.500%	1/29/25	2,250	2,178
Svenska Handelsbanken AB	1.500%	9/6/19	15,250	15,011
Svenska Handelsbanken AB	2.400%	10/1/20	6,350	6,237
Svenska Handelsbanken AB	2.450%	3/30/21	5,750	5,619
Svenska Handelsbanken AB	3.350%	5/24/21	26,000	25,989
Svenska Handelsbanken AB	1.875%	9/7/21	4,775	4,511
Synchrony Bank	3.650%	5/24/21	18,000	17,978
Synchrony Bank	3.000%	6/15/22	1,625	1,565
Synchrony Financial	3.000%	8/15/19	5,350	5,338
Synchrony Financial	2.700%	2/3/20	3,150	3,115
Synchrony Financial	3.750%	8/15/21	3,500	3,494
Synchrony Financial	4.250%	8/15/24	25,350	24,789
Synchrony Financial	4.500%	7/23/25	15,525	15,226
Synchrony Financial	3.700%	8/4/26	8,325	7,630
Synchrony Financial	3.950%	12/1/27	12,215	11,281
Synovus Financial Corp.	3.125%	11/1/22	1,400	1,341
Toronto-Dominion Bank	2.125%	7/2/19	5,000	4,973

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Toronto-Dominion Bank	1.450%	8/13/19	6,000	5,916
Toronto-Dominion Bank	2.250%	11/5/19	13,000	12,904
Toronto-Dominion Bank	3.000%	6/11/20	3,500	3,494
Toronto-Dominion Bank	2.500%	12/14/20	29,500	29,028
Toronto-Dominion Bank	2.550%	1/25/21	36,625	36,075
Toronto-Dominion Bank	2.125%	4/7/21	17,925	17,426
Toronto-Dominion Bank	3.250%	6/11/21	5,500	5,504
Toronto-Dominion Bank	1.800%	7/13/21	6,000	5,745
4 Toronto-Dominion Bank	3.625%	9/15/31	6,300	5,926
UBS AG	2.375%	8/14/19	15,462	15,363
UBS AG	2.350%	3/26/20	1,925	1,903
UBS AG	4.875%	8/4/20	875	902
9 UBS AG	2.450%	12/1/20	20,000	19,543
US Bancorp	2.350%	1/29/21	3,675	3,607
US Bancorp	4.125%	5/24/21	2,515	2,580
US Bancorp	2.625%	1/24/22	10,050	9,834
US Bancorp	3.000%	3/15/22	4,225	4,188
US Bancorp	2.950%	7/15/22	10,725	10,459
US Bancorp	3.700%	1/30/24	11,050	11,146
US Bancorp	3.100%	4/27/26	4,150	3,908
US Bancorp	2.375%	7/22/26	20,550	18,646
US Bancorp	3.150%	4/27/27	9,850	9,455
US Bancorp	3.900%	4/26/28	10,000	10,133
US Bank NA	2.125%	10/28/19	10,800	10,696
US Bank NA	2.350%	1/23/20	4,400	4,356
US Bank NA	2.000%	1/24/20	9,925	9,776
US Bank NA	2.050%	10/23/20	7,825	7,636
US Bank NA	2.850%	1/23/23	4,625	4,523
US Bank NA	2.800%	1/27/25	13,100	12,391
Wachovia Corp.	6.605%	10/1/25	1,150	1,298
Wachovia Corp.	7.500%	4/15/35	500	630
Wachovia Corp.	5.500%	8/1/35	2,725	2,936
Wachovia Corp.	6.550%	10/15/35	250	293
Wells Fargo & Co.	2.150%	1/30/20	9,625	9,481
Wells Fargo & Co.	2.600%	7/22/20	29,125	28,744
Wells Fargo & Co.	2.550%	12/7/20	10,475	10,299
Wells Fargo & Co.	3.000%	1/22/21	11,060	10,981
Wells Fargo & Co.	2.500%	3/4/21	23,350	22,832
Wells Fargo & Co.	4.600%	4/1/21	15,165	15,647
Wells Fargo & Co.	2.100%	7/26/21	47,400	45,575
Wells Fargo & Co.	3.500%	3/8/22	21,675	21,603
Wells Fargo & Co.	2.625%	7/22/22	36,250	34,801
Wells Fargo & Co.	3.069%	1/24/23	38,372	37,252
Wells Fargo & Co.	3.450%	2/13/23	23,087	22,570
Wells Fargo & Co.	4.125%	8/15/23	24,725	24,848
Wells Fargo & Co.	4.480%	1/16/24	10,000	10,208
Wells Fargo & Co.	3.300%	9/9/24	16,735	16,093
Wells Fargo & Co.	3.000%	2/19/25	10,250	9,660
Wells Fargo & Co.	3.550%	9/29/25	18,300	17,734
Wells Fargo & Co.	3.000%	4/22/26	13,475	12,377
Wells Fargo & Co.	4.100%	6/3/26	27,150	26,598
Wells Fargo & Co.	3.000%	10/23/26	23,423	21,567
Wells Fargo & Co.	4.300%	7/22/27	20,125	19,804
4 Wells Fargo & Co.	3.584%	5/22/28	24,975	23,921

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wells Fargo & Co.	5.375%	2/7/35	4,150	4,629
Wells Fargo & Co.	5.375%	11/2/43	24,379	25,188
Wells Fargo & Co.	5.606%	1/15/44	10,200	10,843
Wells Fargo & Co.	4.650%	11/4/44	24,520	23,137
Wells Fargo & Co.	3.900%	5/1/45	21,055	19,162
Wells Fargo & Co.	4.900%	11/17/45	11,025	10,928
Wells Fargo & Co.	4.400%	6/14/46	9,325	8,463
Wells Fargo & Co.	4.750%	12/7/46	20,325	19,443
Wells Fargo Bank NA	2.150%	12/6/19	38,425	37,965
Wells Fargo Bank NA	2.400%	1/15/20	17,800	17,627
Wells Fargo Bank NA	2.600%	1/15/21	25,950	25,534
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,131
Wells Fargo Bank NA	5.850%	2/1/37	11,275	12,887
Wells Fargo Bank NA	6.600%	1/15/38	10,795	13,415
4 Wells Fargo Capital X	5.950%	12/1/86	3,425	3,712
Westpac Banking Corp.	1.600%	8/19/19	6,350	6,261
Westpac Banking Corp.	4.875%	11/19/19	9,420	9,658
Westpac Banking Corp.	2.150%	3/6/20	19,475	19,152
Westpac Banking Corp.	3.050%	5/15/20	5,525	5,524
Westpac Banking Corp.	2.600%	11/23/20	16,000	15,754
Westpac Banking Corp.	2.650%	1/25/21	8,000	7,868
Westpac Banking Corp.	2.100%	5/13/21	25,350	24,482
Westpac Banking Corp.	2.000%	8/19/21	9,050	8,663
Westpac Banking Corp.	2.800%	1/11/22	9,000	8,798
Westpac Banking Corp.	2.500%	6/28/22	28,000	26,903
Westpac Banking Corp.	2.750%	1/11/23	8,000	7,627
Westpac Banking Corp.	3.650%	5/15/23	4,400	4,388
Westpac Banking Corp.	2.850%	5/13/26	32,475	30,087
Westpac Banking Corp.	2.700%	8/19/26	6,550	5,910
Westpac Banking Corp.	3.350%	3/8/27	12,000	11,461
4 Westpac Banking Corp.	4.322%	11/23/31	22,010	21,061

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,800	2,848
Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,180
Ameriprise Financial Inc.	4.000%	10/15/23	7,574	7,714
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,478
Ameriprise Financial Inc.	2.875%	9/15/26	4,825	4,491
BGC Partners Inc.	5.375%	12/9/19	500	510
BGC Partners Inc.	5.125%	5/27/21	1,200	1,233
BlackRock Inc.	5.000%	12/10/19	50	52
BlackRock Inc.	4.250%	5/24/21	5,750	5,935
BlackRock Inc.	3.375%	6/1/22	15,544	15,595
BlackRock Inc.	3.500%	3/18/24	7,650	7,700
BlackRock Inc.	3.200%	3/15/27	6,000	5,776
Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	4,656
Brookfield Finance Inc.	4.250%	6/2/26	1,015	999
Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,826
Brookfield Finance Inc.	4.700%	9/20/47	7,925	7,505
Brookfield Finance LLC	4.000%	4/1/24	5,325	5,266
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,751
Charles Schwab Corp.	4.450%	7/22/20	775	796
Charles Schwab Corp.	3.250%	5/21/21	6,400	6,415
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,431

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Charles Schwab Corp.	2.650%	1/25/23	7,225	7,032
Charles Schwab Corp.	3.850%	5/21/25	2,000	2,016
Charles Schwab Corp.	3.450%	2/13/26	4,225	4,180
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,331
Charles Schwab Corp.	3.200%	1/25/28	5,350	5,104
CME Group Inc.	3.000%	9/15/22	20,055	19,769
CME Group Inc.	3.000%	3/15/25	750	724
CME Group Inc.	5.300%	9/15/43	7,835	9,193
CME Group Inc.	4.150%	6/15/48	4,525	4,573
E*TRADE Financial Corp.	2.950%	8/24/22	4,362	4,235
E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,016
E*TRADE Financial Corp.	4.500%	6/20/28	1,980	1,981
Eaton Vance Corp.	3.625%	6/15/23	2,875	2,883
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,530
Franklin Resources Inc.	2.800%	9/15/22	6,875	6,693
Franklin Resources Inc.	2.850%	3/30/25	3,000	2,836
Intercontinental Exchange Inc.	2.750%	12/1/20	4,925	4,876
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,152
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,186
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	10,036
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	4,766
Invesco Finance plc	3.125%	11/30/22	16,300	16,096
Invesco Finance plc	4.000%	1/30/24	14,550	14,622
Invesco Finance plc	3.750%	1/15/26	10	10
Invesco Finance plc	5.375%	11/30/43	6,725	7,623
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,466
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,415
Jefferies Group LLC	8.500%	7/15/19	3,000	3,162
Jefferies Group LLC	6.875%	4/15/21	5,345	5,757
Jefferies Group LLC	5.125%	1/20/23	2,400	2,499
Jefferies Group LLC	4.850%	1/15/27	11,100	10,793
Jefferies Group LLC	6.450%	6/8/27	1,235	1,338
Jefferies Group LLC	6.250%	1/15/36	2,105	2,139
Jefferies Group LLC	6.500%	1/20/43	2,850	2,939
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	10,000	8,820
Lazard Group LLC	4.250%	11/14/20	425	433
Lazard Group LLC	3.750%	2/13/25	100	97
Lazard Group LLC	3.625%	3/1/27	5,075	4,767
Legg Mason Inc.	3.950%	7/15/24	400	397
Legg Mason Inc.	4.750%	3/15/26	3,102	3,206
Legg Mason Inc.	5.625%	1/15/44	4,875	5,167
Nasdaq Inc.	5.550%	1/15/20	4,400	4,545
Nasdaq Inc.	4.250%	6/1/24	1,375	1,385
Nasdaq Inc.	3.850%	6/30/26	3,200	3,097
Nomura Holdings Inc.	6.700%	3/4/20	50	52
Raymond James Financial Inc.	3.625%	9/15/26	3,066	2,960
Raymond James Financial Inc.	4.950%	7/15/46	7,275	7,398
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,472
Stifel Financial Corp.	4.250%	7/18/24	5,275	5,251
TD Ameritrade Holding Corp.	2.950%	4/1/22	14,675	14,408
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	1,879
TD Ameritrade Holding Corp.	3.300%	4/1/27	5,725	5,457

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	9,780	9,890
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	10,312	10,518
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	6,685	6,819
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	8,695	8,967
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	8,400	8,358
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	2,275	2,224
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	6,950	7,080
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	6,945	6,667
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	2,050	1,922
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	8,300	7,553
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	10,150	9,363
Air Lease Corp.	2.125%	1/15/20	250	245
Air Lease Corp.	4.750%	3/1/20	3,875	3,957
Air Lease Corp.	2.500%	3/1/21	10,025	9,761
Air Lease Corp.	3.875%	4/1/21	9,743	9,829
Air Lease Corp.	3.375%	6/1/21	1,900	1,883
Air Lease Corp.	3.750%	2/1/22	5,625	5,619
Air Lease Corp.	2.625%	7/1/22	5,000	4,782
Air Lease Corp.	2.750%	1/15/23	4,000	3,790
Air Lease Corp.	3.875%	7/3/23	4,350	4,306
Air Lease Corp.	3.000%	9/15/23	7,825	7,410
Air Lease Corp.	4.250%	9/15/24	600	596
Air Lease Corp.	3.250%	3/1/25	7,000	6,460
Air Lease Corp.	3.625%	4/1/27	3,325	3,049
Air Lease Corp.	3.625%	12/1/27	4,000	3,645
Ares Capital Corp.	3.500%	2/10/23	11,500	10,959
Ares Capital Corp.	4.250%	3/1/25	8,000	7,721
FS Investment Corp.	4.000%	7/15/19	2,225	2,226
FS Investment Corp.	4.250%	1/15/20	1,000	1,002
FS Investment Corp.	4.750%	5/15/22	2,200	2,190
GATX Corp.	2.500%	7/30/19	300	297
GATX Corp.	2.600%	3/30/20	2,250	2,223
GATX Corp.	3.250%	3/30/25	2,325	2,199
GATX Corp.	3.250%	9/15/26	2,800	2,585
GATX Corp.	3.850%	3/30/27	4,000	3,812
GATX Corp.	3.500%	3/15/28	7,000	6,456
GATX Corp.	4.550%	11/7/28	6,425	6,385
GATX Corp.	5.200%	3/15/44	325	335
GATX Corp.	4.500%	3/30/45	2,175	2,010
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	64,564	63,117

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	19,043	18,209
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	89,585	86,803
International Lease Finance Corp.	8.250%	12/15/20	9,702	10,696
International Lease Finance Corp.	4.625%	4/15/21	3,310	3,380
International Lease Finance Corp.	8.625%	1/15/22	4,295	4,912
International Lease Finance Corp.	5.875%	8/15/22	8,212	8,715
Prospect Capital Corp.	5.875%	3/15/23	550	560

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	1,025	1,466
AEGON Funding Co. LLC	5.750%	12/15/20	4,641	4,888
4 Aegon NV	5.500%	4/11/48	6,700	6,398
Aetna Inc.	4.125%	6/1/21	1,680	1,707
Aetna Inc.	2.750%	11/15/22	13,910	13,385
Aetna Inc.	2.800%	6/15/23	14,700	13,945
Aetna Inc.	3.500%	11/15/24	7,500	7,268
Aetna Inc.	6.625%	6/15/36	4,000	4,871
Aetna Inc.	6.750%	12/15/37	3,000	3,814
Aetna Inc.	4.500%	5/15/42	3,500	3,454
Aetna Inc.	4.125%	11/15/42	2,525	2,333
Aetna Inc.	4.750%	3/15/44	400	401
Aetna Inc.	3.875%	8/15/47	9,575	8,483
Aflac Inc.	2.400%	3/16/20	2,900	2,871
Aflac Inc.	3.625%	6/15/23	18,030	18,097
Aflac Inc.	3.625%	11/15/24	4,410	4,367
Aflac Inc.	3.250%	3/17/25	5,175	5,015
Aflac Inc.	2.875%	10/15/26	7,775	7,249
Aflac Inc.	4.000%	10/15/46	1,200	1,118
Alleghany Corp.	4.950%	6/27/22	3,000	3,145
Alleghany Corp.	4.900%	9/15/44	4,575	4,621
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,241
Allstate Corp.	3.150%	6/15/23	9,742	9,617
Allstate Corp.	3.280%	12/15/26	4,000	3,843
Allstate Corp.	5.350%	6/1/33	1,700	1,897
Allstate Corp.	5.550%	5/9/35	495	573
Allstate Corp.	5.950%	4/1/36	525	638
Allstate Corp.	4.500%	6/15/43	5,950	6,149
Allstate Corp.	4.200%	12/15/46	8,625	8,431
4 Allstate Corp.	5.750%	8/15/53	5,450	5,613
4 Allstate Corp.	6.500%	5/15/67	2,575	2,898
Alterra Finance LLC	6.250%	9/30/20	745	786
American Financial Group Inc.	3.500%	8/15/26	2,825	2,648
American Financial Group Inc.	4.500%	6/15/47	5,300	4,997
American International Group Inc.	2.300%	7/16/19	7,425	7,364
American International Group Inc.	3.375%	8/15/20	2,650	2,654
American International Group Inc.	6.400%	12/15/20	15,850	16,980
American International Group Inc.	3.300%	3/1/21	2,375	2,372
American International Group Inc.	4.875%	6/1/22	13,425	14,028
American International Group Inc.	4.125%	2/15/24	3,605	3,615
American International Group Inc.	3.750%	7/10/25	2,960	2,849
American International Group Inc.	3.900%	4/1/26	12,500	12,061
American International Group Inc.	4.200%	4/1/28	10,275	10,049

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
American International Group Inc.	3.875%	1/15/35	8,925	7,924
American International Group Inc.	4.700%	7/10/35	3,860	3,769
American International Group Inc.	6.250%	5/1/36	15,905	18,012
American International Group Inc.	4.500%	7/16/44	13,315	12,395
American International Group Inc.	4.800%	7/10/45	5,275	5,135
American International Group Inc.	4.750%	4/1/48	11,350	10,918
4 American International Group Inc.	5.750%	4/1/48	7,950	7,887
American International Group Inc.	4.375%	1/15/55	7,985	6,928
4 American International Group Inc.	8.175%	5/15/68	2,900	3,642
Anthem Inc.	2.250%	8/15/19	8,951	8,861
Anthem Inc.	4.350%	8/15/20	5,250	5,371
Anthem Inc.	2.500%	11/21/20	7,125	6,998
Anthem Inc.	3.700%	8/15/21	5,630	5,672
Anthem Inc.	3.125%	5/15/22	6,655	6,546
Anthem Inc.	2.950%	12/1/22	6,500	6,315
Anthem Inc.	3.300%	1/15/23	11,621	11,332
Anthem Inc.	3.500%	8/15/24	11,182	10,877
Anthem Inc.	3.350%	12/1/24	6,715	6,499
Anthem Inc.	3.650%	12/1/27	12,800	12,117
Anthem Inc.	4.101%	3/1/28	28,500	27,986
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	1,200	1,371
Anthem Inc.	6.375%	6/15/37	5,175	6,188
Anthem Inc.	4.625%	5/15/42	7,975	7,754
Anthem Inc.	4.650%	1/15/43	5,700	5,497
Anthem Inc.	5.100%	1/15/44	3,755	3,863
Anthem Inc.	4.650%	8/15/44	1,437	1,405
Anthem Inc.	4.375%	12/1/47	14,115	13,094
Anthem Inc.	4.550%	3/1/48	7,000	6,697
Anthem Inc.	4.850%	8/15/54	2,525	2,479
Aon Corp.	5.000%	9/30/20	4,170	4,305
Aon Corp.	6.250%	9/30/40	2,125	2,559
Aon plc	2.800%	3/15/21	8,355	8,207
Aon plc	4.000%	11/27/23	2,675	2,697
Aon plc	3.500%	6/14/24	5,450	5,305
Aon plc	3.875%	12/15/25	8,350	8,227
Aon plc	4.600%	6/14/44	3,175	3,124
Aon plc	4.750%	5/15/45	4,650	4,573
Arch Capital Finance LLC	4.011%	12/15/26	6,025	5,925
Arch Capital Finance LLC	5.031%	12/15/46	4,725	4,923
Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,425
Arch Capital Group US Inc.	5.144%	11/1/43	5,400	5,878
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	9,575	9,778
Assurant Inc.	4.000%	3/15/23	6,975	6,894
Assurant Inc.	4.200%	9/27/23	1,500	1,498
Assurant Inc.	4.900%	3/27/28	1,600	1,606
Assurant Inc.	6.750%	2/15/34	4,600	5,377
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,675	3,795
Athene Holding Ltd.	4.125%	1/12/28	8,525	7,860
9 AXA Equitable Holdings Inc.	3.900%	4/20/23	2,463	2,442
9 AXA Equitable Holdings Inc.	4.350%	4/20/28	41,380	39,510
9 AXA Equitable Holdings Inc.	5.000%	4/20/48	16,100	14,841
AXA Financial Inc.	7.000%	4/1/28	6,060	6,982
AXA SA	8.600%	12/15/30	7,720	9,819

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
AXIS Specialty Finance LLC	5.875%	6/1/20	10,950	11,427
AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,445
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	6,000	5,910
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	12,650	12,679
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,145	10,461
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,875	3,861
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	380	449
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	2,852
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	13,479	13,621
Berkshire Hathaway Inc.	2.100%	8/14/19	12,075	11,991
Berkshire Hathaway Inc.	2.200%	3/15/21	25	25
Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,310
Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,020
Berkshire Hathaway Inc.	3.000%	2/11/23	4,000	3,964
Berkshire Hathaway Inc.	2.750%	3/15/23	28,279	27,603
Berkshire Hathaway Inc.	3.125%	3/15/26	33,300	32,012
Berkshire Hathaway Inc.	4.500%	2/11/43	7,315	7,515
Brighthouse Financial Inc.	3.700%	6/22/27	14,193	12,638
Brighthouse Financial Inc.	4.700%	6/22/47	12,835	10,573
Brown & Brown Inc.	4.200%	9/15/24	3,555	3,546
Chubb Corp.	6.000%	5/11/37	1,450	1,777
Chubb Corp.	6.500%	5/15/38	500	643
Chubb INA Holdings Inc.	2.300%	11/3/20	3,525	3,454
Chubb INA Holdings Inc.	2.875%	11/3/22	21,124	20,695
Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	4,894
Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	7,773
Chubb INA Holdings Inc.	3.150%	3/15/25	5,750	5,548
Chubb INA Holdings Inc.	3.350%	5/3/26	13,025	12,617
Chubb INA Holdings Inc.	6.700%	5/15/36	675	861
Chubb INA Holdings Inc.	4.150%	3/13/43	5,675	5,579
Chubb INA Holdings Inc.	4.350%	11/3/45	19,711	20,116
Cigna Corp.	5.125%	6/15/20	300	311
Cigna Corp.	4.375%	12/15/20	200	204
Cigna Corp.	4.500%	3/15/21	1,090	1,113
Cigna Corp.	4.000%	2/15/22	4,585	4,643
Cigna Corp.	3.250%	4/15/25	13,075	12,240
Cigna Corp.	7.875%	5/15/27	362	455
Cigna Corp.	3.050%	10/15/27	11,200	10,076
Cigna Corp.	5.375%	2/15/42	1,300	1,400
Cigna Corp.	3.875%	10/15/47	6,675	5,673
Cincinnati Financial Corp.	6.920%	5/15/28	6,363	7,745
CNA Financial Corp.	5.875%	8/15/20	3,190	3,353
CNA Financial Corp.	5.750%	8/15/21	2,765	2,923
CNA Financial Corp.	3.950%	5/15/24	4,325	4,306
CNA Financial Corp.	4.500%	3/1/26	2,650	2,690
CNA Financial Corp.	3.450%	8/15/27	5,000	4,631
Coventry Health Care Inc.	5.450%	6/15/21	3,810	4,008
Enstar Group Ltd.	4.500%	3/10/22	1,750	1,743
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,257
9 Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	3,956
First American Financial Corp.	4.600%	11/15/24	4,650	4,651
Hanover Insurance Group Inc.	4.500%	4/15/26	3,020	2,993
Hartford Financial Services Group Inc.	5.500%	3/30/20	4,100	4,253
Hartford Financial Services Group Inc.	5.125%	4/15/22	8,350	8,807

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hartford Financial Services Group Inc.	5.950%	10/15/36	500	585
Hartford Financial Services Group Inc.	6.100%	10/1/41	5,400	6,461
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,269
Humana Inc.	2.625%	10/1/19	3,500	3,482
Humana Inc.	3.150%	12/1/22	4,825	4,735
Humana Inc.	3.850%	10/1/24	14,050	13,984
Humana Inc.	3.950%	3/15/27	8,400	8,274
Humana Inc.	4.625%	12/1/42	2,175	2,151
Humana Inc.	4.950%	10/1/44	5,025	5,212
Humana Inc.	4.800%	3/15/47	3,575	3,676
Kemper Corp.	4.350%	2/15/25	1,500	1,482
Lincoln National Corp.	6.250%	2/15/20	4,895	5,121
Lincoln National Corp.	4.850%	6/24/21	12	12
Lincoln National Corp.	4.200%	3/15/22	4,825	4,939
Lincoln National Corp.	4.000%	9/1/23	3,200	3,235
Lincoln National Corp.	3.350%	3/9/25	225	215
Lincoln National Corp.	3.625%	12/12/26	10,000	9,500
Lincoln National Corp.	3.800%	3/1/28	9,750	9,311
Lincoln National Corp.	6.150%	4/7/36	2,526	2,953
Lincoln National Corp.	6.300%	10/9/37	2,550	3,045
Lincoln National Corp.	7.000%	6/15/40	200	251
Lincoln National Corp.	4.350%	3/1/48	925	857
Loews Corp.	2.625%	5/15/23	9,675	9,252
Loews Corp.	6.000%	2/1/35	225	262
Loews Corp.	4.125%	5/15/43	8,865	8,293
Manulife Financial Corp.	4.900%	9/17/20	5,200	5,364
Manulife Financial Corp.	4.150%	3/4/26	8,575	8,560
4 Manulife Financial Corp.	4.061%	2/24/32	10,140	9,614
Manulife Financial Corp.	5.375%	3/4/46	6,475	7,268
Markel Corp.	4.900%	7/1/22	4,665	4,844
Markel Corp.	3.500%	11/1/27	4,225	3,962
Markel Corp.	5.000%	4/5/46	4,150	4,244
Markel Corp.	4.300%	11/1/47	2,200	2,058
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,700	1,691
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,575	5,491
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,353
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,198
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,098
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	17,600	17,346
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	7,425	7,249
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,850	4,797
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	3,975	4,649
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,925	2,906
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,350	3,257
Mercury General Corp.	4.400%	3/15/27	3,265	3,165
MetLife Inc.	4.750%	2/8/21	6,139	6,346
MetLife Inc.	3.048%	12/15/22	10,850	10,674
MetLife Inc.	4.368%	9/15/23	275	285
MetLife Inc.	3.600%	4/10/24	18,300	18,124
MetLife Inc.	3.000%	3/1/25	5,475	5,202
MetLife Inc.	3.600%	11/13/25	7,975	7,835
MetLife Inc.	6.500%	12/15/32	225	277
MetLife Inc.	6.375%	6/15/34	2,195	2,657
MetLife Inc.	5.700%	6/15/35	7,210	8,227

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
MetLife Inc.	5.875%	2/6/41	6,720	7,842
MetLife Inc.	4.125%	8/13/42	7,275	6,824
MetLife Inc.	4.875%	11/13/43	8,719	9,101
MetLife Inc.	4.721%	12/15/44	5,350	5,456
MetLife Inc.	4.050%	3/1/45	10,325	9,561
MetLife Inc.	4.600%	5/13/46	8,016	8,077
4 MetLife Inc.	6.400%	12/15/66	9,930	10,600
4 MetLife Inc.	10.750%	8/1/69	500	774
9 Metropolitan Life Global Funding I	2.000%	4/14/20	100	98
Munich Re America Corp.	7.450%	12/15/26	1,200	1,470
4 Nationwide Financial Services Inc.	6.750%	5/15/87	300	329
Old Republic International Corp.	4.875%	10/1/24	4,550	4,710
Old Republic International Corp.	3.875%	8/26/26	10,385	9,950
PartnerRe Finance B LLC	5.500%	6/1/20	9,458	9,802
Primerica Inc.	4.750%	7/15/22	2,000	2,050
Principal Financial Group Inc.	3.400%	5/15/25	4,000	3,881
Principal Financial Group Inc.	3.100%	11/15/26	14,485	13,490
Principal Financial Group Inc.	4.350%	5/15/43	375	363
Principal Financial Group Inc.	4.300%	11/15/46	5,589	5,223
4 Principal Financial Group Inc.	4.700%	5/15/55	2,700	2,703
Progressive Corp.	3.750%	8/23/21	10,605	10,710
Progressive Corp.	2.450%	1/15/27	9,100	8,189
Progressive Corp.	6.625%	3/1/29	2,625	3,146
Progressive Corp.	4.350%	4/25/44	1,844	1,838
Progressive Corp.	4.125%	4/15/47	17,800	17,343
Progressive Corp.	4.200%	3/15/48	4,750	4,680
Protective Life Corp.	7.375%	10/15/19	950	999
Prudential Financial Inc.	2.350%	8/15/19	2,400	2,385
Prudential Financial Inc.	5.375%	6/21/20	3,695	3,849
Prudential Financial Inc.	4.500%	11/15/20	5,000	5,150
Prudential Financial Inc.	4.500%	11/16/21	675	702
Prudential Financial Inc.	3.500%	5/15/24	1,175	1,166
Prudential Financial Inc.	3.878%	3/27/28	4,500	4,446
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,471
Prudential Financial Inc.	5.700%	12/14/36	7,720	9,010
Prudential Financial Inc.	6.625%	12/1/37	3,250	4,083
Prudential Financial Inc.	6.625%	6/21/40	3,020	3,879
Prudential Financial Inc.	6.200%	11/15/40	300	359
4 Prudential Financial Inc.	5.875%	9/15/42	11,936	12,645
4 Prudential Financial Inc.	5.625%	6/15/43	18,625	19,323
Prudential Financial Inc.	5.100%	8/15/43	2,775	3,023
4 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,347
Prudential Financial Inc.	4.600%	5/15/44	15,600	15,882
4 Prudential Financial Inc.	5.375%	5/15/45	4,850	4,841
4 Prudential Financial Inc.	4.500%	9/15/47	1,500	1,385
Prudential Financial Inc.	3.905%	12/7/47	8,143	7,322
Prudential Financial Inc.	4.418%	3/27/48	250	250
Prudential Financial Inc.	3.935%	12/7/49	5,184	4,679
Reinsurance Group of America Inc.	5.000%	6/1/21	5,766	5,996
Reinsurance Group of America Inc.	4.700%	9/15/23	1,400	1,454
Reinsurance Group of America Inc.	3.950%	9/15/26	500	481
9 Reliance Standard Life Global Funding II	2.500%	1/15/20	350	346
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,441
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,600	1,507

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,611
Sompo International Holdings Ltd.	7.000%	7/15/34	3,504	4,267
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,541
Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,638
Travelers Cos. Inc.	3.900%	11/1/20	1,820	1,847
Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,464
Travelers Cos. Inc.	6.250%	6/15/37	7,090	8,763
Travelers Cos. Inc.	5.350%	11/1/40	4,145	4,784
Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,053
Travelers Cos. Inc.	4.300%	8/25/45	500	503
Travelers Cos. Inc.	3.750%	5/15/46	4,925	4,524
Travelers Cos. Inc.	4.000%	5/30/47	12,600	12,102
Trinity Acquisition plc	4.400%	3/15/26	2,000	1,984
UnitedHealth Group Inc.	2.300%	12/15/19	4,450	4,423
UnitedHealth Group Inc.	2.700%	7/15/20	8,425	8,381
UnitedHealth Group Inc.	1.950%	10/15/20	18,350	17,906
UnitedHealth Group Inc.	3.875%	10/15/20	1,975	2,007
UnitedHealth Group Inc.	4.700%	2/15/21	5,735	5,941
UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,508
UnitedHealth Group Inc.	3.150%	6/15/21	2,000	2,001
UnitedHealth Group Inc.	3.375%	11/15/21	270	271
UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,348
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,256
UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,505
UnitedHealth Group Inc.	2.375%	10/15/22	10,000	9,597
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,485
UnitedHealth Group Inc.	2.875%	3/15/23	8,005	7,799
UnitedHealth Group Inc.	3.500%	6/15/23	4,000	3,990
UnitedHealth Group Inc.	3.750%	7/15/25	35,738	35,728
UnitedHealth Group Inc.	3.100%	3/15/26	7,275	6,934
UnitedHealth Group Inc.	3.450%	1/15/27	8,000	7,761
UnitedHealth Group Inc.	3.375%	4/15/27	15,825	15,319
UnitedHealth Group Inc.	2.950%	10/15/27	9,225	8,612
UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,006
UnitedHealth Group Inc.	4.625%	7/15/35	2,900	3,049
UnitedHealth Group Inc.	5.800%	3/15/36	3,300	3,913
UnitedHealth Group Inc.	6.500%	6/15/37	725	939
UnitedHealth Group Inc.	6.625%	11/15/37	5,100	6,623
UnitedHealth Group Inc.	6.875%	2/15/38	13,845	18,358
UnitedHealth Group Inc.	5.950%	2/15/41	1,575	1,946
UnitedHealth Group Inc.	4.625%	11/15/41	4,205	4,421
UnitedHealth Group Inc.	4.375%	3/15/42	1,775	1,789
UnitedHealth Group Inc.	3.950%	10/15/42	4,400	4,159
UnitedHealth Group Inc.	4.250%	3/15/43	5,775	5,722
UnitedHealth Group Inc.	4.750%	7/15/45	13,098	13,989
UnitedHealth Group Inc.	4.200%	1/15/47	11,150	10,948
UnitedHealth Group Inc.	4.250%	4/15/47	11,175	11,118
UnitedHealth Group Inc.	3.750%	10/15/47	7,900	7,281
UnitedHealth Group Inc.	4.250%	6/15/48	15,500	15,504
Unum Group	5.625%	9/15/20	625	652
Unum Group	4.000%	3/15/24	3,300	3,261
Unum Group	5.750%	8/15/42	3,288	3,498
Voya Financial Inc.	5.500%	7/15/22	2,536	2,703
Voya Financial Inc.	3.125%	7/15/24	7,714	7,273

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Voya Financial Inc.	3.650%	6/15/26	3,000	2,813
Voya Financial Inc.	5.700%	7/15/43	4,600	5,077
Voya Financial Inc.	4.800%	6/15/46	1,335	1,307
Willis North America Inc.	3.600%	5/15/24	5,110	4,932
Willis Towers Watson plc	5.750%	3/15/21	1,385	1,456
WR Berkley Corp.	5.375%	9/15/20	375	390
WR Berkley Corp.	4.625%	3/15/22	6,400	6,607
WR Berkley Corp.	6.250%	2/15/37	150	175
WR Berkley Corp.	4.750%	8/1/44	2,855	2,937
XLIT Ltd.	5.750%	10/1/21	5,455	5,808
XLIT Ltd.	6.375%	11/15/24	300	330
XLIT Ltd.	4.450%	3/31/25	2,200	2,139
XLIT Ltd.	6.250%	5/15/27	2,242	2,555
XLIT Ltd.	5.250%	12/15/43	4,850	5,298
XLIT Ltd.	5.500%	3/31/45	4,350	4,512

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,177
ORIX Corp.	2.900%	7/18/22	2,800	2,719
ORIX Corp.	3.250%	12/4/24	2,000	1,910
ORIX Corp.	3.700%	7/18/27	8,150	7,848

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,885	1,871
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,925	1,988
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	666
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	2,500	2,513
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,034
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,549
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,218
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,858
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,361
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	5,625	5,673
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	2,470	2,462
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,375	2,367
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	3,075	2,870
American Homes 4 Rent LP	4.250%	2/15/28	1,120	1,072
AvalonBay Communities Inc.	3.625%	10/1/20	4,000	4,036
AvalonBay Communities Inc.	2.950%	9/15/22	75	73
AvalonBay Communities Inc.	2.850%	3/15/23	1,720	1,666
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,721
AvalonBay Communities Inc.	3.500%	11/15/24	850	837
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,192
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	3,738
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,414
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	4,786
AvalonBay Communities Inc.	3.200%	1/15/28	3,025	2,872
AvalonBay Communities Inc.	4.350%	4/15/48	2,510	2,485
Boston Properties LP	5.875%	10/15/19	50	52
Boston Properties LP	5.625%	11/15/20	6,450	6,759
Boston Properties LP	4.125%	5/15/21	4,205	4,283

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Boston Properties LP	3.850%	2/1/23	8,325	8,369
Boston Properties LP	3.125%	9/1/23	200	195
Boston Properties LP	3.800%	2/1/24	3,600	3,583
Boston Properties LP	3.200%	1/15/25	4,075	3,879
Boston Properties LP	3.650%	2/1/26	6,800	6,578
Boston Properties LP	2.750%	10/1/26	4,300	3,873
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,456
Brandywine Operating Partnership LP	3.950%	11/15/27	17,505	16,689
Brixmor Operating Partnership LP	3.875%	8/15/22	4,050	4,041
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,417
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	1,931
Brixmor Operating Partnership LP	3.850%	2/1/25	12,275	11,834
Brixmor Operating Partnership LP	4.125%	6/15/26	2,450	2,372
Brixmor Operating Partnership LP	3.900%	3/15/27	3,525	3,333
Camden Property Trust	4.625%	6/15/21	1,025	1,056
Camden Property Trust	2.950%	12/15/22	5,575	5,409
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	4,000	3,904
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,475	5,109
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,327
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,550
Corporate Office Properties LP	5.250%	2/15/24	675	700
CubeSmart LP	4.375%	12/15/23	6,650	6,734
CubeSmart LP	4.000%	11/15/25	1,375	1,349
CubeSmart LP	3.125%	9/1/26	2,425	2,226
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,525	1,579
DDR Corp.	4.625%	7/15/22	4,775	4,908
DDR Corp.	3.900%	8/15/24	1,825	1,796
DDR Corp.	4.250%	2/1/26	1,700	1,659
DDR Corp.	4.700%	6/1/27	24,625	24,791
Digital Realty Trust LP	3.400%	10/1/20	3,850	3,853
Digital Realty Trust LP	5.250%	3/15/21	3,265	3,399
Digital Realty Trust LP	3.950%	7/1/22	7,725	7,804
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,654
Digital Realty Trust LP	2.750%	2/1/23	2,500	2,382
Digital Realty Trust LP	4.750%	10/1/25	4,650	4,789
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,080
Digital Realty Trust LP	4.450%	7/15/28	12,000	12,032
Duke Realty LP	3.875%	2/15/21	10,000	10,124
Duke Realty LP	3.875%	10/15/22	6,350	6,408
Duke Realty LP	3.625%	4/15/23	740	732
Duke Realty LP	3.750%	12/1/24	1,500	1,478
EPR Properties	5.750%	8/15/22	3,110	3,266
EPR Properties	5.250%	7/15/23	3,375	3,481
EPR Properties	4.500%	4/1/25	7,023	6,924
EPR Properties	4.750%	12/15/26	1,100	1,073
EPR Properties	4.500%	6/1/27	245	234
EPR Properties	4.950%	4/15/28	3,475	3,389
ERP Operating LP	2.375%	7/1/19	2,600	2,580
ERP Operating LP	4.750%	7/15/20	5,510	5,656
ERP Operating LP	4.625%	12/15/21	1,459	1,514
ERP Operating LP	3.000%	4/15/23	1,675	1,638
ERP Operating LP	3.375%	6/1/25	300	292

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
ERP Operating LP	2.850%	11/1/26	9,175	8,504
ERP Operating LP	3.500%	3/1/28	7,000	6,745
ERP Operating LP	4.500%	7/1/44	4,200	4,264
ERP Operating LP	4.500%	6/1/45	3,750	3,808
ERP Operating LP	4.000%	8/1/47	2,800	2,612
Essex Portfolio LP	5.200%	3/15/21	1,750	1,820
Essex Portfolio LP	3.250%	5/1/23	1,425	1,384
Essex Portfolio LP	3.875%	5/1/24	350	348
Essex Portfolio LP	3.500%	4/1/25	8,950	8,643
Essex Portfolio LP	3.375%	4/15/26	3,200	3,035
Essex Portfolio LP	4.500%	3/15/48	6,300	6,157
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,539
Federal Realty Investment Trust	3.250%	7/15/27	10,725	10,007
Federal Realty Investment Trust	4.500%	12/1/44	5,400	5,466
Government Properties Income Trust	4.000%	7/15/22	2,725	2,692
HCP Inc.	2.625%	2/1/20	5,350	5,284
HCP Inc.	5.375%	2/1/21	320	334
HCP Inc.	3.150%	8/1/22	3,375	3,291
HCP Inc.	4.000%	12/1/22	6,428	6,456
HCP Inc.	4.250%	11/15/23	8,350	8,404
HCP Inc.	4.200%	3/1/24	7,850	7,833
HCP Inc.	3.875%	8/15/24	4,350	4,253
HCP Inc.	3.400%	2/1/25	4,850	4,595
HCP Inc.	4.000%	6/1/25	425	416
HCP Inc.	6.750%	2/1/41	1,496	1,890
Healthcare Realty Trust Inc.	3.750%	4/15/23	5,000	4,932
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,500	1,404
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,575	4,557
Healthcare Trust of America Holdings LP	2.950%	7/1/22	6,200	5,981
Healthcare Trust of America Holdings LP	3.700%	4/15/23	3,125	3,085
Healthcare Trust of America Holdings LP	3.500%	8/1/26	2,300	2,157
Healthcare Trust of America Holdings LP	3.750%	7/1/27	3,925	3,713
Highwoods Realty LP	3.200%	6/15/21	9,209	9,047
Highwoods Realty LP	3.875%	3/1/27	3,850	3,715
Highwoods Realty LP	4.125%	3/15/28	2,900	2,849
Hospitality Properties Trust	4.250%	2/15/21	50	50
Hospitality Properties Trust	4.500%	6/15/23	3,211	3,240
Hospitality Properties Trust	4.650%	3/15/24	3,525	3,531
Hospitality Properties Trust	4.500%	3/15/25	1,550	1,519
Hospitality Properties Trust	5.250%	2/15/26	1,960	1,991
Hospitality Properties Trust	4.950%	2/15/27	4,000	3,968
Hospitality Properties Trust	3.950%	1/15/28	3,925	3,566
Hospitality Properties Trust	4.375%	2/15/30	17,000	15,694
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,192
Host Hotels & Resorts LP	5.250%	3/15/22	5,794	6,040
Host Hotels & Resorts LP	3.750%	10/15/23	2,175	2,132
Host Hotels & Resorts LP	3.875%	4/1/24	2,800	2,730
Host Hotels & Resorts LP	4.000%	6/15/25	1,100	1,064
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,333
Kilroy Realty LP	3.800%	1/15/23	10,550	10,488
Kilroy Realty LP	3.450%	12/15/24	2,000	1,920
Kilroy Realty LP	4.375%	10/1/25	575	576
Kilroy Realty LP	4.250%	8/15/29	2,975	2,914
Kimco Realty Corp.	6.875%	10/1/19	1,750	1,829

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kimco Realty Corp.	3.200%	5/1/21	125	124
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,176
Kimco Realty Corp.	3.125%	6/1/23	875	843
Kimco Realty Corp.	3.300%	2/1/25	3,125	2,960
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,682
Kimco Realty Corp.	3.800%	4/1/27	5,175	4,913
Kimco Realty Corp.	4.125%	12/1/46	400	348
Kimco Realty Corp.	4.450%	9/1/47	2,250	2,048
Kite Realty Group LP	4.000%	10/1/26	7,900	7,198
Liberty Property LP	4.750%	10/1/20	1,535	1,574
Liberty Property LP	3.375%	6/15/23	1,850	1,811
Liberty Property LP	4.400%	2/15/24	3,979	4,060
Liberty Property LP	3.750%	4/1/25	5,675	5,566
LifeStorage LP	3.500%	7/1/26	10,625	9,941
LifeStorage LP	3.875%	12/15/27	1,000	946
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,455
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,689
Mid-America Apartments LP	4.000%	11/15/25	75	74
Mid-America Apartments LP	3.600%	6/1/27	7,770	7,445
National Retail Properties Inc.	5.500%	7/15/21	5,050	5,309
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,600
National Retail Properties Inc.	3.300%	4/15/23	900	875
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,721
National Retail Properties Inc.	4.000%	11/15/25	2,875	2,816
National Retail Properties Inc.	3.600%	12/15/26	2,375	2,259
National Retail Properties Inc.	3.500%	10/15/27	6,150	5,747
Omega Healthcare Investors Inc.	4.375%	8/1/23	19,200	19,056
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,371
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,250	3,185
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,075	4,106
Omega Healthcare Investors Inc.	4.500%	4/1/27	10,300	9,811
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,180	4,992
Physicians Realty LP	4.300%	3/15/27	6,500	6,277
Physicians Realty LP	3.950%	1/15/28	3,000	2,805
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	5,951
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,762
Prologis LP	4.250%	8/15/23	1,800	1,857
Prologis LP	3.750%	11/1/25	1,300	1,298
Prologis LP	3.875%	9/15/28	2,500	2,500
Prologis LP	4.375%	9/15/48	3,500	3,550
Public Storage	2.370%	9/15/22	5,510	5,291
Public Storage	3.094%	9/15/27	2,600	2,440
Realty Income Corp.	3.250%	10/15/22	9,900	9,747
Realty Income Corp.	4.650%	8/1/23	1,825	1,887
Realty Income Corp.	3.875%	7/15/24	1,950	1,932
Realty Income Corp.	3.875%	4/15/25	6,840	6,743
Realty Income Corp.	4.125%	10/15/26	8,420	8,384
Realty Income Corp.	3.000%	1/15/27	5,750	5,272
Realty Income Corp.	3.650%	1/15/28	4,725	4,524
Realty Income Corp.	4.650%	3/15/47	11,855	11,984
Regency Centers Corp.	3.750%	11/15/22	2,000	1,993
Regency Centers LP	4.800%	4/15/21	2,000	2,057
Regency Centers LP	3.600%	2/1/27	1,950	1,864
Regency Centers LP	4.125%	3/15/28	1,375	1,361

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Regency Centers LP	4.400%	2/1/47	5,650	5,384
Sabra Health Care LP	5.125%	8/15/26	500	478
Select Income REIT	4.150%	2/1/22	2,050	2,040
Select Income REIT	4.500%	2/1/25	5,916	5,721
Senior Housing Properties Trust	4.750%	2/15/28	2,470	2,398
Simon Property Group LP	2.500%	9/1/20	4,800	4,732
Simon Property Group LP	4.375%	3/1/21	1,645	1,695
Simon Property Group LP	2.500%	7/15/21	2,000	1,955
Simon Property Group LP	4.125%	12/1/21	17,150	17,555
Simon Property Group LP	2.350%	1/30/22	3,525	3,398
Simon Property Group LP	3.375%	3/15/22	1,675	1,673
Simon Property Group LP	2.625%	6/15/22	10,000	9,690
Simon Property Group LP	2.750%	2/1/23	3,625	3,509
Simon Property Group LP	2.750%	6/1/23	6,000	5,779
Simon Property Group LP	3.750%	2/1/24	5,000	4,997
Simon Property Group LP	3.500%	9/1/25	2,800	2,733
Simon Property Group LP	3.300%	1/15/26	5,070	4,861
Simon Property Group LP	3.250%	11/30/26	2,650	2,517
Simon Property Group LP	3.375%	6/15/27	9,650	9,251
Simon Property Group LP	3.375%	12/1/27	4,700	4,466
Simon Property Group LP	6.750%	2/1/40	4,550	5,860
Simon Property Group LP	4.750%	3/15/42	2,010	2,100
Simon Property Group LP	4.250%	10/1/44	200	195
Simon Property Group LP	4.250%	11/30/46	10,825	10,476
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,209
STORE Capital Corp.	4.500%	3/15/28	4,445	4,350
Tanger Properties LP	3.750%	12/1/24	1,000	961
Tanger Properties LP	3.125%	9/1/26	4,710	4,243
Tanger Properties LP	3.875%	7/15/27	7,500	7,061
UDR Inc.	3.700%	10/1/20	1,000	1,003
UDR Inc.	4.625%	1/10/22	8,350	8,560
UDR Inc.	2.950%	9/1/26	4,400	4,036
UDR Inc.	3.500%	7/1/27	5,250	4,971
UDR Inc.	3.500%	1/15/28	5,075	4,819
Ventas Realty LP	3.100%	1/15/23	4,120	4,002
Ventas Realty LP	3.125%	6/15/23	7,060	6,843
Ventas Realty LP	3.750%	5/1/24	2,325	2,291
Ventas Realty LP	4.125%	1/15/26	1,825	1,813
Ventas Realty LP	3.250%	10/15/26	9,075	8,383
Ventas Realty LP	3.850%	4/1/27	2,075	1,993
Ventas Realty LP	4.000%	3/1/28	12,985	12,553
Ventas Realty LP	4.375%	2/1/45	3,100	2,846
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	2,375	2,349
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,006
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,326
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,877	6,715
VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,555
VEREIT Operating Partnership LP	4.875%	6/1/26	4,425	4,431
VEREIT Operating Partnership LP	3.950%	8/15/27	8,700	8,100
Vornado Realty LP	5.000%	1/15/22	5,500	5,721
Vornado Realty LP	3.500%	1/15/25	2,425	2,317
Washington Prime Group LP	3.850%	4/1/20	3,975	3,867
Washington Prime Group LP	5.950%	8/15/24	1,500	1,445
Washington REIT	4.950%	10/1/20	800	819

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Washington REIT	3.950%	10/15/22	1,050	1,056
9 WEA Finance LLC / Westfield UK & Europe
Finance plc	3.750%	9/17/24	500	493
Weingarten Realty Investors	3.375%	10/15/22	8,375	8,231
Weingarten Realty Investors	3.500%	4/15/23	2,200	2,163
Weingarten Realty Investors	4.450%	1/15/24	600	612
Weingarten Realty Investors	3.850%	6/1/25	900	884
Welltower Inc.	4.950%	1/15/21	5,340	5,507
Welltower Inc.	5.250%	1/15/22	3,440	3,609
Welltower Inc.	3.750%	3/15/23	16,519	16,397
Welltower Inc.	4.000%	6/1/25	12,375	12,157
Welltower Inc.	4.250%	4/1/26	9,775	9,675
Welltower Inc.	4.250%	4/15/28	1,525	1,498
Welltower Inc.	6.500%	3/15/41	1,250	1,514
Welltower Inc.	5.125%	3/15/43	950	978
WP Carey Inc.	4.600%	4/1/24	3,980	4,031
WP Carey Inc.	4.000%	2/1/25	1,250	1,215
WP Carey Inc.	4.250%	10/1/26	2,350	2,279
				13,537,695
Industrial (16.4%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	9,860	9,799
Air Products & Chemicals Inc.	3.350%	7/31/24	5,445	5,405
Airgas Inc.	3.650%	7/15/24	3,750	3,747
Albemarle Corp.	4.150%	12/1/24	3,300	3,331
Albemarle Corp.	5.450%	12/1/44	2,865	3,031
ArcelorMittal	5.125%	6/1/20	3,000	3,079
ArcelorMittal	6.125%	6/1/25	1,000	1,078
ArcelorMittal	7.000%	10/15/39	9,480	10,890
ArcelorMittal	6.750%	3/1/41	5,500	6,215
Barrick Gold Corp.	5.250%	4/1/42	9,150	9,519
Barrick North America Finance LLC	4.400%	5/30/21	5,421	5,586
Barrick North America Finance LLC	5.700%	5/30/41	9,345	10,220
Barrick North America Finance LLC	5.750%	5/1/43	5,750	6,387
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	11,894	13,216
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,890	12,715
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,675	1,719
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	117
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,020	4,018
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	16,240	18,254
9 Braskem America Finance Co.	7.125%	7/22/41	200	225
Braskem Finance Ltd.	6.450%	2/3/24	2,500	2,634
Cabot Corp.	3.700%	7/15/22	400	397
Celanese US Holdings LLC	5.875%	6/15/21	4,000	4,230
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	625	650
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,800	1,845
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,650	8,781
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	10,250	9,516
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	8,272
Domtar Corp.	6.750%	2/15/44	3,600	3,810
Dow Chemical Co.	4.250%	11/15/20	10,040	10,252
Dow Chemical Co.	4.125%	11/15/21	15,615	15,909
Dow Chemical Co.	3.000%	11/15/22	17,100	16,653
Dow Chemical Co.	3.500%	10/1/24	3,700	3,604

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dow Chemical Co.	7.375%	11/1/29	2,000	2,496
Dow Chemical Co.	4.250%	10/1/34	4,725	4,536
Dow Chemical Co.	9.400%	5/15/39	9,820	15,117
Dow Chemical Co.	5.250%	11/15/41	3,515	3,694
Dow Chemical Co.	4.375%	11/15/42	11,630	10,970
Dow Chemical Co.	4.625%	10/1/44	1,600	1,565
Eastman Chemical Co.	5.500%	11/15/19	4,321	4,467
Eastman Chemical Co.	2.700%	1/15/20	7,275	7,231
Eastman Chemical Co.	4.500%	1/15/21	430	439
Eastman Chemical Co.	3.600%	8/15/22	7,345	7,319
Eastman Chemical Co.	4.800%	9/1/42	3,350	3,298
Eastman Chemical Co.	4.650%	10/15/44	5,425	5,311
Ecolab Inc.	2.250%	1/12/20	2,300	2,272
Ecolab Inc.	4.350%	12/8/21	4,569	4,718
Ecolab Inc.	2.375%	8/10/22	7,165	6,898
Ecolab Inc.	3.250%	1/14/23	2,325	2,300
Ecolab Inc.	2.700%	11/1/26	3,050	2,819
Ecolab Inc.	3.250%	12/1/27	5,100	4,877
Ecolab Inc.	5.500%	12/8/41	1,212	1,423
Ecolab Inc.	3.950%	12/1/47	11,546	11,040
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,615	2,684
EI du Pont de Nemours & Co.	2.200%	5/1/20	13,101	12,924
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,568	3,614
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,750	1,800
EI du Pont de Nemours & Co.	2.800%	2/15/23	11,605	11,245
EI du Pont de Nemours & Co.	6.500%	1/15/28	475	565
EI du Pont de Nemours & Co.	4.900%	1/15/41	6,070	6,237
EI du Pont de Nemours & Co.	4.150%	2/15/43	5,500	5,160
Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,200	6,231
Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,900	8,207
Fibria Overseas Finance Ltd.	5.500%	1/17/27	575	569
FMC Corp.	3.950%	2/1/22	3,200	3,209
FMC Corp.	4.100%	2/1/24	6,500	6,502
Georgia-Pacific LLC	8.000%	1/15/24	6,971	8,399
Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,037
Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,257
Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,343
Georgia-Pacific LLC	8.875%	5/15/31	4,310	6,299
Goldcorp Inc.	3.625%	6/9/21	2,145	2,142
Goldcorp Inc.	3.700%	3/15/23	21,115	20,772
Goldcorp Inc.	5.450%	6/9/44	7,284	7,522
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,444
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,873
International Paper Co.	7.500%	8/15/21	4,929	5,490
International Paper Co.	4.750%	2/15/22	4,488	4,650
International Paper Co.	3.800%	1/15/26	1,010	981
International Paper Co.	3.000%	2/15/27	17,900	16,195
International Paper Co.	5.000%	9/15/35	2,650	2,678
International Paper Co.	7.300%	11/15/39	3,570	4,483
International Paper Co.	6.000%	11/15/41	2,100	2,338
International Paper Co.	4.800%	6/15/44	9,250	8,946
International Paper Co.	5.150%	5/15/46	7,650	7,742
International Paper Co.	4.400%	8/15/47	12,050	10,933
International Paper Co.	4.350%	8/15/48	7,700	6,938

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kinross Gold Corp.	5.125%	9/1/21	900	921
Kinross Gold Corp.	5.950%	3/15/24	3,091	3,172
9 Kinross Gold Corp.	4.500%	7/15/27	467	428
Lubrizol Corp.	6.500%	10/1/34	50	66
LYB International Finance BV	4.000%	7/15/23	3,000	3,003
LYB International Finance BV	5.250%	7/15/43	7,866	8,170
LYB International Finance BV	4.875%	3/15/44	5,350	5,301
LYB International Finance II BV	3.500%	3/2/27	17,000	15,916
LyondellBasell Industries NV	6.000%	11/15/21	15,700	16,799
LyondellBasell Industries NV	5.750%	4/15/24	3,300	3,568
LyondellBasell Industries NV	4.625%	2/26/55	4,900	4,479
Meadwestvaco Corp.	7.950%	2/15/31	7,300	9,533
Methanex Corp.	3.250%	12/15/19	5,750	5,726
Methanex Corp.	5.650%	12/1/44	5,500	5,332
Monsanto Co.	2.125%	7/15/19	5,000	4,950
Monsanto Co.	2.750%	7/15/21	7,550	7,362
Monsanto Co.	2.200%	7/15/22	650	611
Monsanto Co.	2.850%	4/15/25	4,000	3,623
Monsanto Co.	5.500%	8/15/25	3,950	4,221
Monsanto Co.	4.200%	7/15/34	5,600	5,092
Monsanto Co.	3.600%	7/15/42	3,250	2,661
Monsanto Co.	4.650%	11/15/43	1,500	1,437
Monsanto Co.	3.950%	4/15/45	8,855	7,678
Monsanto Co.	4.700%	7/15/64	6,175	5,377
Mosaic Co.	3.750%	11/15/21	10,275	10,263
Mosaic Co.	3.250%	11/15/22	10,450	10,150
Mosaic Co.	4.250%	11/15/23	8,422	8,477
Mosaic Co.	4.050%	11/15/27	5,575	5,312
Mosaic Co.	5.450%	11/15/33	1,600	1,617
Mosaic Co.	4.875%	11/15/41	4,445	4,032
Mosaic Co.	5.625%	11/15/43	690	689
Newmont Mining Corp.	5.125%	10/1/19	1,525	1,559
Newmont Mining Corp.	3.500%	3/15/22	400	397
Newmont Mining Corp.	5.875%	4/1/35	750	859
Newmont Mining Corp.	6.250%	10/1/39	6,626	7,656
Newmont Mining Corp.	4.875%	3/15/42	7,825	7,843
Nucor Corp.	4.125%	9/15/22	9,791	10,050
Nucor Corp.	4.000%	8/1/23	8,027	8,170
Nucor Corp.	6.400%	12/1/37	7,875	9,727
Nucor Corp.	5.200%	8/1/43	11,225	12,361
Nucor Corp.	4.400%	5/1/48	2,780	2,734
Nutrien Ltd.	4.875%	3/30/20	8,015	8,175
Nutrien Ltd.	3.150%	10/1/22	14,160	13,789
Nutrien Ltd.	3.500%	6/1/23	6,664	6,522
Nutrien Ltd.	3.625%	3/15/24	500	486
Nutrien Ltd.	3.375%	3/15/25	5,450	5,112
Nutrien Ltd.	3.000%	4/1/25	4,000	3,662
Nutrien Ltd.	4.000%	12/15/26	2,500	2,405
Nutrien Ltd.	4.125%	3/15/35	4,800	4,447
Nutrien Ltd.	7.125%	5/23/36	200	258
Nutrien Ltd.	5.625%	12/1/40	4,375	4,843
Nutrien Ltd.	6.125%	1/15/41	1,375	1,581
Nutrien Ltd.	4.900%	6/1/43	6,410	6,339
Nutrien Ltd.	5.250%	1/15/45	18,300	18,918

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Packaging Corp. of America	3.900%	6/15/22	7,222	7,295
Packaging Corp. of America	4.500%	11/1/23	10,380	10,736
Packaging Corp. of America	3.650%	9/15/24	4,075	4,021
Packaging Corp. of America	3.400%	12/15/27	3,700	3,489
Placer Dome Inc.	6.450%	10/15/35	1,050	1,245
PPG Industries Inc.	2.300%	11/15/19	3,600	3,571
Praxair Inc.	4.500%	8/15/19	850	866
Praxair Inc.	2.250%	9/24/20	1,500	1,476
Praxair Inc.	4.050%	3/15/21	120	123
Praxair Inc.	3.000%	9/1/21	8,125	8,085
Praxair Inc.	2.450%	2/15/22	15,971	15,558
Praxair Inc.	2.200%	8/15/22	10,393	9,955
Praxair Inc.	2.650%	2/5/25	3,500	3,307
Praxair Inc.	3.200%	1/30/26	3,000	2,928
Praxair Inc.	3.550%	11/7/42	2,500	2,333
Rayonier Inc.	3.750%	4/1/22	2,000	1,990
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,310
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	3,907
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	4,601
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	39,175	39,326
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,737
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,685	5,287
Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	6,383
Rio Tinto Finance USA plc	4.125%	8/21/42	12,925	12,707
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,127
RPM International Inc.	6.125%	10/15/19	590	612
RPM International Inc.	3.450%	11/15/22	3,275	3,226
RPM International Inc.	3.750%	3/15/27	3,700	3,528
RPM International Inc.	5.250%	6/1/45	3,592	3,745
RPM International Inc.	4.250%	1/15/48	8,585	7,792
Sherwin-Williams Co.	2.250%	5/15/20	6,475	6,363
Sherwin-Williams Co.	4.200%	1/15/22	500	509
Sherwin-Williams Co.	2.750%	6/1/22	9,490	9,187
Sherwin-Williams Co.	3.125%	6/1/24	1,200	1,146
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,215
Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,406
Sherwin-Williams Co.	3.450%	6/1/27	17,500	16,537
Sherwin-Williams Co.	4.000%	12/15/42	1,000	884
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,530
Sherwin-Williams Co.	4.500%	6/1/47	3,000	2,873
Southern Copper Corp.	5.375%	4/16/20	230	238
Southern Copper Corp.	3.500%	11/8/22	1,400	1,374
Southern Copper Corp.	3.875%	4/23/25	2,800	2,754
Southern Copper Corp.	7.500%	7/27/35	3,725	4,520
Southern Copper Corp.	6.750%	4/16/40	1,550	1,792
Southern Copper Corp.	5.250%	11/8/42	16,745	16,499
Southern Copper Corp.	5.875%	4/23/45	18,645	19,814
Vale Canada Ltd.	7.200%	9/15/32	3,316	3,635
Vale Overseas Ltd.	5.875%	6/10/21	11,950	12,622
Vale Overseas Ltd.	4.375%	1/11/22	20,577	20,860
Vale Overseas Ltd.	6.250%	8/10/26	27,400	29,660
Vale Overseas Ltd.	8.250%	1/17/34	500	623
Vale Overseas Ltd.	6.875%	11/21/36	8,910	9,968
Vale Overseas Ltd.	6.875%	11/10/39	15,265	17,288

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Vale SA	5.625%	9/11/42	4,597	4,660
Westlake Chemical Corp.	3.600%	8/15/26	19,200	18,165
Westlake Chemical Corp.	5.000%	8/15/46	12,400	12,491
9 WestRock Co.	3.000%	9/15/24	5,475	5,164
9 WestRock Co.	3.750%	3/15/25	4,025	3,939
9 WestRock Co.	3.375%	9/15/27	4,700	4,414
9 WestRock Co.	4.000%	3/15/28	5,000	4,928
Westrock MWV LLC	8.200%	1/15/30	5,804	7,666
WestRock RKT Co.	3.500%	3/1/20	1,975	1,979
WestRock RKT Co.	4.900%	3/1/22	1,950	2,033
WestRock RKT Co.	4.000%	3/1/23	3,500	3,540
Weyerhaeuser Co.	7.375%	10/1/19	5,039	5,294
Weyerhaeuser Co.	4.700%	3/15/21	570	588
Weyerhaeuser Co.	3.250%	3/15/23	500	488
Weyerhaeuser Co.	4.625%	9/15/23	8,125	8,429
Weyerhaeuser Co.	8.500%	1/15/25	800	984
Weyerhaeuser Co.	7.375%	3/15/32	3,625	4,606
Weyerhaeuser Co.	6.875%	12/15/33	1,000	1,218
Yamana Gold Inc.	4.950%	7/15/24	1,870	1,868
Yamana Gold Inc.	4.625%	12/15/27	4,000	3,835

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	3,660	3,592
3M Co.	1.625%	9/19/21	4,425	4,237
3M Co.	2.000%	6/26/22	3,500	3,369
3M Co.	2.250%	3/15/23	3,950	3,788
3M Co.	3.000%	8/7/25	3,450	3,354
3M Co.	2.250%	9/19/26	6,000	5,434
3M Co.	2.875%	10/15/27	5,000	4,724
3M Co.	3.125%	9/19/46	5,500	4,717
3M Co.	3.625%	10/15/47	4,350	4,102
ABB Finance USA Inc.	2.800%	4/3/20	2,765	2,761
ABB Finance USA Inc.	2.875%	5/8/22	4,810	4,714
ABB Finance USA Inc.	3.375%	4/3/23	250	250
ABB Finance USA Inc.	3.800%	4/3/28	2,325	2,339
ABB Finance USA Inc.	4.375%	5/8/42	1,050	1,069
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	832
Allegion US Holding Co. Inc.	3.200%	10/1/24	900	849
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,851
Bemis Co. Inc.	4.500%	10/15/21	1,205	1,237
Bemis Co. Inc.	3.100%	9/15/26	2,450	2,254
Boeing Capital Corp.	4.700%	10/27/19	4,875	4,998
Boeing Co.	4.875%	2/15/20	5,340	5,501
Boeing Co.	1.650%	10/30/20	4,165	4,041
Boeing Co.	8.750%	8/15/21	290	337
Boeing Co.	2.350%	10/30/21	2,000	1,965
Boeing Co.	2.125%	3/1/22	4,900	4,752
Boeing Co.	2.800%	3/1/23	3,850	3,783
Boeing Co.	1.875%	6/15/23	15,950	14,960
Boeing Co.	2.850%	10/30/24	2,225	2,151
Boeing Co.	2.500%	3/1/25	580	544
Boeing Co.	7.250%	6/15/25	325	398
Boeing Co.	2.600%	10/30/25	5,000	4,706
Boeing Co.	2.250%	6/15/26	1,750	1,594

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Boeing Co.	2.800%	3/1/27	1,250	1,176
Boeing Co.	3.250%	3/1/28	2,800	2,726
Boeing Co.	6.125%	2/15/33	6,075	7,596
Boeing Co.	3.300%	3/1/35	2,000	1,875
Boeing Co.	6.625%	2/15/38	525	699
Boeing Co.	3.550%	3/1/38	4,800	4,641
Boeing Co.	6.875%	3/15/39	7,155	9,943
Boeing Co.	5.875%	2/15/40	480	603
Boeing Co.	3.375%	6/15/46	7,000	6,321
Boeing Co.	3.650%	3/1/47	1,950	1,840
Boeing Co.	3.625%	3/1/48	3,800	3,553
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,603
Carlisle Cos. Inc.	3.500%	12/1/24	1,800	1,734
Carlisle Cos. Inc.	3.750%	12/1/27	2,850	2,705
Caterpillar Financial Services Corp.	2.000%	11/29/19	10,700	10,584
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,400	5,351
Caterpillar Financial Services Corp.	2.100%	1/10/20	575	569
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,750	2,710
Caterpillar Financial Services Corp.	1.850%	9/4/20	9,625	9,391
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,500	2,461
Caterpillar Financial Services Corp.	2.900%	3/15/21	8,400	8,347
Caterpillar Financial Services Corp.	1.700%	8/9/21	17,800	17,030
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,284
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,188	8,830
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,585
Caterpillar Financial Services Corp.	2.400%	6/6/22	12,000	11,630
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	7,748
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,300	1,257
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,500	5,516
Caterpillar Financial Services Corp.	3.300%	6/9/24	4,175	4,141
Caterpillar Financial Services Corp.	3.250%	12/1/24	11,320	11,125
Caterpillar Financial Services Corp.	2.400%	8/9/26	2,300	2,105
Caterpillar Inc.	3.900%	5/27/21	13,947	14,260
Caterpillar Inc.	2.600%	6/26/22	15,425	15,046
Caterpillar Inc.	3.400%	5/15/24	10,500	10,459
Caterpillar Inc.	5.300%	9/15/35	2,500	2,851
Caterpillar Inc.	6.050%	8/15/36	8,816	10,997
Caterpillar Inc.	5.200%	5/27/41	5,022	5,747
Caterpillar Inc.	3.803%	8/15/42	17,654	16,853
Caterpillar Inc.	4.300%	5/15/44	3,950	4,062
Caterpillar Inc.	4.750%	5/15/64	1,650	1,700
CNH Industrial Capital LLC	4.375%	11/6/20	5,350	5,363
CNH Industrial Capital LLC	4.375%	4/5/22	4,200	4,242
CNH Industrial NV	3.850%	11/15/27	9,000	8,370
Crane Co.	4.450%	12/15/23	5,690	5,867
Crane Co.	4.200%	3/15/48	3,200	3,039
CRH America Inc.	5.750%	1/15/21	2,165	2,273
Deere & Co.	4.375%	10/16/19	200	204
Deere & Co.	2.600%	6/8/22	6,165	6,020
Deere & Co.	5.375%	10/16/29	4,095	4,659
Deere & Co.	8.100%	5/15/30	2,711	3,686
Deere & Co.	3.900%	6/9/42	3,562	3,475
Dover Corp.	4.300%	3/1/21	1,780	1,827
Dover Corp.	3.150%	11/15/25	10,000	9,606

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dover Corp.	6.600%	3/15/38	1,475	1,870
Dover Corp.	5.375%	3/1/41	795	907
Eagle Materials Inc.	4.500%	8/1/26	2,700	2,700
Eaton Corp.	2.750%	11/2/22	12,744	12,376
Eaton Corp.	3.103%	9/15/27	6,275	5,857
Eaton Corp.	4.000%	11/2/32	4,950	4,914
Eaton Corp.	4.150%	11/2/42	1,175	1,133
Eaton Corp.	3.915%	9/15/47	3,800	3,537
Embraer Netherlands Finance BV	5.050%	6/15/25	6,400	6,483
Embraer Netherlands Finance BV	5.400%	2/1/27	5,100	5,274
9 Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,491
Embraer SA	5.150%	6/15/22	3,850	3,976
Emerson Electric Co.	4.875%	10/15/19	235	241
Emerson Electric Co.	4.250%	11/15/20	1,307	1,338
Emerson Electric Co.	2.625%	12/1/21	11,025	10,792
Emerson Electric Co.	2.625%	2/15/23	3,500	3,383
Emerson Electric Co.	3.150%	6/1/25	1,700	1,657
Emerson Electric Co.	5.250%	11/15/39	440	503
FLIR Systems Inc.	3.125%	6/15/21	1,500	1,485
Flowserve Corp.	3.500%	9/15/22	13,705	13,435
Flowserve Corp.	4.000%	11/15/23	4,575	4,537
Fortive Corp.	2.350%	6/15/21	5,122	4,969
Fortive Corp.	3.150%	6/15/26	3,500	3,250
Fortive Corp.	4.300%	6/15/46	7,600	7,121
Fortune Brands Home & Security Inc.	3.000%	6/15/20	2,975	2,950
Fortune Brands Home & Security Inc.	4.000%	6/15/25	5,200	5,198
General Dynamics Corp.	2.875%	5/11/20	3,920	3,916
General Dynamics Corp.	3.000%	5/11/21	6,000	5,980
General Dynamics Corp.	3.875%	7/15/21	1,925	1,966
General Dynamics Corp.	2.250%	11/15/22	4,722	4,523
General Dynamics Corp.	3.375%	5/15/23	22,900	22,942
General Dynamics Corp.	1.875%	8/15/23	18,100	16,819
General Dynamics Corp.	2.375%	11/15/24	12,000	11,240
General Dynamics Corp.	3.500%	5/15/25	17,243	17,215
General Dynamics Corp.	2.125%	8/15/26	1,500	1,346
General Dynamics Corp.	2.625%	11/15/27	11,165	10,283
General Dynamics Corp.	3.750%	5/15/28	28,000	28,191
General Dynamics Corp.	3.600%	11/15/42	3,064	2,906
General Electric Co.	6.000%	8/7/19	9,949	10,256
General Electric Co.	2.100%	12/11/19	900	891
General Electric Co.	5.500%	1/8/20	12,482	12,923
General Electric Co.	2.200%	1/9/20	9,759	9,639
General Electric Co.	5.550%	5/4/20	3,582	3,731
General Electric Co.	4.375%	9/16/20	12,172	12,501
General Electric Co.	4.625%	1/7/21	6,678	6,887
General Electric Co.	5.300%	2/11/21	10,647	11,121
General Electric Co.	4.650%	10/17/21	8,692	9,031
General Electric Co.	3.150%	9/7/22	7,206	7,091
General Electric Co.	2.700%	10/9/22	30,590	29,471
General Electric Co.	3.100%	1/9/23	11,473	11,230
General Electric Co.	3.375%	3/11/24	2,300	2,251
General Electric Co.	3.450%	5/15/24	3,092	3,007
General Electric Co.	6.750%	3/15/32	20,109	24,589
General Electric Co.	6.150%	8/7/37	8,196	9,557

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
General Electric Co.	5.875%	1/14/38	26,620	30,072
General Electric Co.	6.875%	1/10/39	15,253	19,237
General Electric Co.	4.125%	10/9/42	24,700	22,864
General Electric Co.	4.500%	3/11/44	24,445	23,939
Harris Corp.	2.700%	4/27/20	2,000	1,978
Harris Corp.	3.832%	4/27/25	9,659	9,463
Harris Corp.	4.854%	4/27/35	4,300	4,412
Harris Corp.	6.150%	12/15/40	1,125	1,334
Harris Corp.	5.054%	4/27/45	10,095	10,482
Hexcel Corp.	4.700%	8/15/25	1,450	1,491
Honeywell International Inc.	1.400%	10/30/19	4,350	4,267
Honeywell International Inc.	1.800%	10/30/19	3,300	3,255
Honeywell International Inc.	4.250%	3/1/21	10,530	10,846
Honeywell International Inc.	1.850%	11/1/21	8,200	7,819
Honeywell International Inc.	3.350%	12/1/23	10,025	10,014
Honeywell International Inc.	2.500%	11/1/26	2,700	2,494
Honeywell International Inc.	5.700%	3/15/36	4,580	5,654
Honeywell International Inc.	5.700%	3/15/37	4,595	5,611
Honeywell International Inc.	5.375%	3/1/41	8,145	9,643
Hubbell Inc.	3.350%	3/1/26	2,800	2,680
Hubbell Inc.	3.150%	8/15/27	3,425	3,188
Hubbell Inc.	3.500%	2/15/28	11,645	11,133
Huntington Ingalls Industries Inc.	3.483%	12/1/27	18,575	17,553
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,912
Illinois Tool Works Inc.	3.500%	3/1/24	7,687	7,757
Illinois Tool Works Inc.	2.650%	11/15/26	15,800	14,587
Illinois Tool Works Inc.	4.875%	9/15/41	3,595	4,038
Illinois Tool Works Inc.	3.900%	9/1/42	10,217	10,027
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,476
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	12,575	12,941
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,125	2,457
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,668
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	3,866	3,828
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,250	2,216
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	4,700	4,823
John Deere Capital Corp.	2.300%	9/16/19	50	50
John Deere Capital Corp.	1.250%	10/9/19	11,550	11,329
John Deere Capital Corp.	1.700%	1/15/20	5,400	5,305
John Deere Capital Corp.	2.050%	3/10/20	5,525	5,441
John Deere Capital Corp.	2.200%	3/13/20	2,950	2,913
John Deere Capital Corp.	1.950%	6/22/20	3,950	3,861
John Deere Capital Corp.	2.450%	9/11/20	2,125	2,095
John Deere Capital Corp.	2.550%	1/8/21	8,650	8,541
John Deere Capital Corp.	2.800%	3/4/21	5,125	5,079
John Deere Capital Corp.	2.875%	3/12/21	5,025	4,997
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,442
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,079
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,202
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,213
John Deere Capital Corp.	2.150%	9/8/22	10,250	9,738
John Deere Capital Corp.	2.700%	1/6/23	300	292
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,413
John Deere Capital Corp.	2.800%	3/6/23	10,550	10,286
John Deere Capital Corp.	3.450%	6/7/23	800	801

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	3.350%	6/12/24	9,931	9,806
John Deere Capital Corp.	2.650%	6/24/24	3,000	2,850
John Deere Capital Corp.	3.450%	3/13/25	9,240	9,196
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,726
John Deere Capital Corp.	2.650%	6/10/26	2,000	1,860
John Deere Capital Corp.	2.800%	9/8/27	2,100	1,953
John Deere Capital Corp.	3.050%	1/6/28	10,500	9,976
Johnson Controls International plc	5.000%	3/30/20	2,100	2,163
Johnson Controls International plc	4.250%	3/1/21	2,230	2,280
Johnson Controls International plc	3.750%	12/1/21	1,425	1,436
Johnson Controls International plc	3.625%	7/2/24	4,625	4,562
Johnson Controls International plc	3.900%	2/14/26	6,200	6,129
Johnson Controls International plc	6.000%	1/15/36	950	1,100
Johnson Controls International plc	5.700%	3/1/41	1,045	1,135
Johnson Controls International plc	4.625%	7/2/44	2,800	2,816
Johnson Controls International plc	5.125%	9/14/45	9,930	10,328
Johnson Controls International plc	4.500%	2/15/47	7,595	7,336
Johnson Controls International plc	4.950%	7/2/64	5,125	4,886
Kennametal Inc.	2.650%	11/1/19	3,678	3,678
Kennametal Inc.	3.875%	2/15/22	1,575	1,566
Kennametal Inc.	4.625%	6/15/28	6,620	6,551
L3 Technologies Inc.	4.950%	2/15/21	7,125	7,321
L3 Technologies Inc.	3.850%	6/15/23	8,950	8,929
L3 Technologies Inc.	3.950%	5/28/24	2,040	2,014
L3 Technologies Inc.	3.850%	12/15/26	5,500	5,297
L3 Technologies Inc.	4.400%	6/15/28	7,850	7,802
Lafarge SA	7.125%	7/15/36	2,825	3,535
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,650
Leggett & Platt Inc.	3.500%	11/15/27	15,475	14,601
Legrand France SA	8.500%	2/15/25	2,150	2,666
Lennox International Inc.	3.000%	11/15/23	1,000	946
Lockheed Martin Corp.	4.250%	11/15/19	5,393	5,493
Lockheed Martin Corp.	2.500%	11/23/20	12,620	12,454
Lockheed Martin Corp.	3.350%	9/15/21	9,254	9,311
Lockheed Martin Corp.	3.100%	1/15/23	9,780	9,652
Lockheed Martin Corp.	2.900%	3/1/25	425	404
Lockheed Martin Corp.	3.550%	1/15/26	16,000	15,754
Lockheed Martin Corp.	3.600%	3/1/35	9,240	8,590
Lockheed Martin Corp.	4.500%	5/15/36	2,600	2,690
Lockheed Martin Corp.	6.150%	9/1/36	7,685	9,452
Lockheed Martin Corp.	5.720%	6/1/40	3,301	3,888
Lockheed Martin Corp.	4.070%	12/15/42	3,825	3,675
Lockheed Martin Corp.	3.800%	3/1/45	1,575	1,446
Lockheed Martin Corp.	4.700%	5/15/46	10,250	10,773
Lockheed Martin Corp.	4.090%	9/15/52	4,786	4,484
Martin Marietta Materials Inc.	4.250%	7/2/24	1,270	1,276
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	2,986
Martin Marietta Materials Inc.	3.500%	12/15/27	5,000	4,617
Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	6,578
Masco Corp.	7.125%	3/15/20	583	618
Masco Corp.	3.500%	4/1/21	2,730	2,723
Masco Corp.	5.950%	3/15/22	583	622
Masco Corp.	4.450%	4/1/25	4,700	4,709
Masco Corp.	4.375%	4/1/26	4,300	4,266

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Masco Corp.	3.500%	11/15/27	6,550	6,041
Masco Corp.	7.750%	8/1/29	561	680
Masco Corp.	6.500%	8/15/32	54	59
Masco Corp.	4.500%	5/15/47	5,000	4,373
Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,171
Northrop Grumman Corp.	2.080%	10/15/20	2,575	2,517
Northrop Grumman Corp.	3.500%	3/15/21	1,650	1,665
Northrop Grumman Corp.	2.550%	10/15/22	4,600	4,434
Northrop Grumman Corp.	3.250%	8/1/23	11,575	11,445
Northrop Grumman Corp.	2.930%	1/15/25	15,900	15,074
Northrop Grumman Corp.	3.200%	2/1/27	10,000	9,419
Northrop Grumman Corp.	3.250%	1/15/28	20,700	19,437
Northrop Grumman Corp.	5.050%	11/15/40	1,775	1,923
Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,215
Northrop Grumman Corp.	3.850%	4/15/45	1,900	1,717
Northrop Grumman Corp.	4.030%	10/15/47	4,525	4,224
Northrop Grumman Systems Corp.	7.750%	2/15/31	2,670	3,493
9 Nvent Finance Sarl	3.950%	4/15/23	2,100	2,079
9 Nvent Finance Sarl	4.550%	4/15/28	3,850	3,802
Oshkosh Corp.	4.600%	5/15/28	1,800	1,798
Owens Corning	4.200%	12/15/22	19,686	19,739
Owens Corning	3.400%	8/15/26	1,400	1,275
Owens Corning	7.000%	12/1/36	3,752	4,404
Owens Corning	4.300%	7/15/47	1,350	1,105
Owens Corning	4.400%	1/30/48	3,200	2,657
Parker-Hannifin Corp.	3.500%	9/15/22	7,646	7,695
Parker-Hannifin Corp.	3.300%	11/21/24	11,500	11,316
Parker-Hannifin Corp.	3.250%	3/1/27	18,825	18,152
Parker-Hannifin Corp.	4.200%	11/21/34	2,850	2,911
Parker-Hannifin Corp.	6.250%	5/15/38	550	697
Parker-Hannifin Corp.	4.450%	11/21/44	4,850	5,057
Parker-Hannifin Corp.	4.100%	3/1/47	3,475	3,417
Pentair Finance SA	2.650%	12/1/19	1,750	1,731
Precision Castparts Corp.	2.250%	6/15/20	1,345	1,327
Precision Castparts Corp.	2.500%	1/15/23	13,970	13,501
Precision Castparts Corp.	3.250%	6/15/25	15,550	15,150
Precision Castparts Corp.	3.900%	1/15/43	6,075	5,826
Precision Castparts Corp.	4.375%	6/15/45	5,962	6,247
Raytheon Co.	4.400%	2/15/20	450	460
Raytheon Co.	3.125%	10/15/20	4,375	4,382
Raytheon Co.	2.500%	12/15/22	18,875	18,313
Raytheon Co.	3.150%	12/15/24	2,300	2,263
Raytheon Co.	7.200%	8/15/27	1,010	1,293
Raytheon Co.	4.875%	10/15/40	650	732
Raytheon Co.	4.700%	12/15/41	6,350	7,003
Raytheon Co.	4.200%	12/15/44	2,795	2,900
Republic Services Inc.	5.500%	9/15/19	6,295	6,477
Republic Services Inc.	5.000%	3/1/20	5,200	5,357
Republic Services Inc.	5.250%	11/15/21	8,838	9,370
Republic Services Inc.	3.550%	6/1/22	475	477
Republic Services Inc.	4.750%	5/15/23	525	550
Republic Services Inc.	3.200%	3/15/25	1,500	1,445
Republic Services Inc.	2.900%	7/1/26	8,525	7,891
Republic Services Inc.	6.200%	3/1/40	3,440	4,227

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Republic Services Inc.	5.700%	5/15/41	7,115	8,325
Rockwell Automation Inc.	2.050%	3/1/20	3,800	3,734
Rockwell Collins Inc.	1.950%	7/15/19	500	494
Rockwell Collins Inc.	5.250%	7/15/19	275	281
Rockwell Collins Inc.	3.100%	11/15/21	1,000	988
Rockwell Collins Inc.	2.800%	3/15/22	7,000	6,800
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,765
Rockwell Collins Inc.	3.200%	3/15/24	7,000	6,737
Rockwell Collins Inc.	3.500%	3/15/27	6,600	6,258
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,272
Rockwell Collins Inc.	4.350%	4/15/47	8,700	8,317
Roper Technologies Inc.	6.250%	9/1/19	5,500	5,697
Roper Technologies Inc.	3.000%	12/15/20	75	75
Roper Technologies Inc.	2.800%	12/15/21	13,525	13,153
Roper Technologies Inc.	3.125%	11/15/22	400	392
Roper Technologies Inc.	3.850%	12/15/25	1,925	1,894
Roper Technologies Inc.	3.800%	12/15/26	16,834	16,340
Snap-on Inc.	6.125%	9/1/21	3,135	3,405
Snap-on Inc.	3.250%	3/1/27	1,900	1,832
Snap-on Inc.	4.100%	3/1/48	2,800	2,782
Sonoco Products Co.	5.750%	11/1/40	4,085	4,558
Spirit AeroSystems Inc.	3.950%	6/15/23	13,500	13,569
Spirit AeroSystems Inc.	3.850%	6/15/26	8,285	7,961
Spirit AeroSystems Inc.	4.600%	6/15/28	11,030	11,101
Stanley Black & Decker Inc.	3.400%	12/1/21	4,075	4,080
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	7,557
Stanley Black & Decker Inc.	5.200%	9/1/40	2,750	3,042
Textron Inc.	4.300%	3/1/24	2,675	2,705
Textron Inc.	3.875%	3/1/25	7,600	7,502
Textron Inc.	4.000%	3/15/26	6,100	6,021
Textron Inc.	3.650%	3/15/27	18,711	17,879
Textron Inc.	3.375%	3/1/28	5,000	4,643
The Timken Co.	3.875%	9/1/24	1,000	980
United Technologies Corp.	1.500%	11/1/19	4,050	3,979
United Technologies Corp.	4.500%	4/15/20	7,255	7,447
United Technologies Corp.	1.900%	5/4/20	8,700	8,528
United Technologies Corp.	1.950%	11/1/21	11,050	10,582
United Technologies Corp.	3.100%	6/1/22	14,168	13,940
United Technologies Corp.	2.800%	5/4/24	8,750	8,281
United Technologies Corp.	2.650%	11/1/26	4,350	3,924
United Technologies Corp.	3.125%	5/4/27	350	325
United Technologies Corp.	6.700%	8/1/28	325	392
United Technologies Corp.	7.500%	9/15/29	3,775	4,791
United Technologies Corp.	5.400%	5/1/35	700	756
United Technologies Corp.	6.050%	6/1/36	4,815	5,551
United Technologies Corp.	6.125%	7/15/38	10,900	12,790
United Technologies Corp.	5.700%	4/15/40	9,325	10,545
United Technologies Corp.	4.500%	6/1/42	24,165	23,676
United Technologies Corp.	4.150%	5/15/45	8,400	7,819
United Technologies Corp.	3.750%	11/1/46	6,800	5,937
United Technologies Corp.	4.050%	5/4/47	5,100	4,676
Valmont Industries Inc.	5.000%	10/1/44	7,550	7,120
Valmont Industries Inc.	5.250%	10/1/54	3,275	3,037
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,773

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Vulcan Materials Co.	4.500%	6/15/47	6,455	5,853
Wabtec Corp.	3.450%	11/15/26	6,375	5,838
Waste Management Inc.	4.750%	6/30/20	4,700	4,848
Waste Management Inc.	4.600%	3/1/21	6,375	6,582
Waste Management Inc.	2.900%	9/15/22	100	98
Waste Management Inc.	2.400%	5/15/23	9,676	9,194
Waste Management Inc.	3.500%	5/15/24	5,785	5,736
Waste Management Inc.	3.125%	3/1/25	7,735	7,454
Waste Management Inc.	3.150%	11/15/27	4,000	3,767
Waste Management Inc.	3.900%	3/1/35	4,785	4,670
Waste Management Inc.	4.100%	3/1/45	6,250	6,149
WW Grainger Inc.	4.600%	6/15/45	11,325	11,647
WW Grainger Inc.	3.750%	5/15/46	2,525	2,275
WW Grainger Inc.	4.200%	5/15/47	4,500	4,362
Xylem Inc.	3.250%	11/1/26	5,950	5,614
Xylem Inc.	4.375%	11/1/46	4,180	4,059

Communication (2.4%)
21st Century Fox America Inc.	4.500%	2/15/21	8,625	8,861
21st Century Fox America Inc.	3.000%	9/15/22	20,289	19,854
21st Century Fox America Inc.	4.000%	10/1/23	3,168	3,215
21st Century Fox America Inc.	3.700%	9/15/24	5,550	5,515
21st Century Fox America Inc.	3.700%	10/15/25	5,325	5,213
21st Century Fox America Inc.	3.375%	11/15/26	8,000	7,666
21st Century Fox America Inc.	6.550%	3/15/33	2,415	2,895
21st Century Fox America Inc.	6.200%	12/15/34	6,275	7,402
21st Century Fox America Inc.	6.400%	12/15/35	12,950	15,554
21st Century Fox America Inc.	8.150%	10/17/36	3,245	4,554
21st Century Fox America Inc.	6.150%	3/1/37	7,350	8,696
21st Century Fox America Inc.	6.650%	11/15/37	6,300	7,797
21st Century Fox America Inc.	6.900%	8/15/39	10,370	13,227
21st Century Fox America Inc.	6.150%	2/15/41	12,800	15,251
21st Century Fox America Inc.	5.400%	10/1/43	5,908	6,498
21st Century Fox America Inc.	4.750%	9/15/44	11,795	11,955
21st Century Fox America Inc.	4.950%	10/15/45	3,185	3,331
21st Century Fox America Inc.	7.750%	12/1/45	3,150	4,454
Activision Blizzard Inc.	2.300%	9/15/21	5,650	5,459
Activision Blizzard Inc.	2.600%	6/15/22	3,275	3,157
Activision Blizzard Inc.	3.400%	9/15/26	15,510	14,722
Activision Blizzard Inc.	3.400%	6/15/27	3,350	3,169
Activision Blizzard Inc.	4.500%	6/15/47	3,465	3,339
America Movil SAB de CV	5.000%	10/16/19	10,575	10,812
America Movil SAB de CV	5.000%	3/30/20	17,318	17,754
America Movil SAB de CV	3.125%	7/16/22	14,750	14,482
America Movil SAB de CV	6.375%	3/1/35	10,400	12,174
America Movil SAB de CV	6.125%	11/15/37	2,850	3,319
America Movil SAB de CV	6.125%	3/30/40	16,515	19,402
America Movil SAB de CV	4.375%	7/16/42	9,325	9,090
American Tower Corp.	2.800%	6/1/20	4,850	4,796
American Tower Corp.	5.050%	9/1/20	1,450	1,499
American Tower Corp.	3.300%	2/15/21	6,075	6,067
American Tower Corp.	3.450%	9/15/21	7,675	7,646
American Tower Corp.	5.900%	11/1/21	8,040	8,603
American Tower Corp.	2.250%	1/15/22	3,150	3,009

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
American Tower Corp.	4.700%	3/15/22	5,000	5,157
American Tower Corp.	3.500%	1/31/23	27,178	26,742
American Tower Corp.	5.000%	2/15/24	10,200	10,597
American Tower Corp.	4.000%	6/1/25	5,750	5,626
American Tower Corp.	4.400%	2/15/26	1,500	1,496
American Tower Corp.	3.375%	10/15/26	6,195	5,735
American Tower Corp.	3.125%	1/15/27	3,075	2,744
American Tower Corp.	3.550%	7/15/27	6,375	5,927
American Tower Corp.	3.600%	1/15/28	5,805	5,380
AT&T Corp.	8.250%	11/15/31	5,035	6,556
AT&T Inc.	5.875%	10/1/19	7,150	7,391
AT&T Inc.	5.200%	3/15/20	13,360	13,802
AT&T Inc.	2.450%	6/30/20	21,900	21,550
AT&T Inc.	4.600%	2/15/21	10,975	11,264
AT&T Inc.	2.800%	2/17/21	75	74
AT&T Inc.	5.000%	3/1/21	29,325	30,459
AT&T Inc.	4.450%	5/15/21	4,750	4,863
AT&T Inc.	3.200%	3/1/22	10,325	10,128
AT&T Inc.	3.800%	3/15/22	10,550	10,549
AT&T Inc.	3.000%	6/30/22	28,545	27,693
AT&T Inc.	3.600%	2/17/23	40,125	39,498
AT&T Inc.	3.800%	3/1/24	4,700	4,615
AT&T Inc.	4.450%	4/1/24	9,279	9,376
AT&T Inc.	3.950%	1/15/25	10,000	9,771
AT&T Inc.	3.400%	5/15/25	43,013	40,324
AT&T Inc.	4.125%	2/17/26	22,271	21,741
AT&T Inc.	4.250%	3/1/27	22,250	21,781
9 AT&T Inc.	4.100%	2/15/28	24,394	23,296
9 AT&T Inc.	4.300%	2/15/30	27,805	26,230
AT&T Inc.	4.500%	5/15/35	22,500	20,790
AT&T Inc.	5.250%	3/1/37	27,813	27,386
9 AT&T Inc.	4.900%	8/15/37	22,175	21,039
AT&T Inc.	6.350%	3/15/40	8,650	9,446
AT&T Inc.	6.000%	8/15/40	925	965
AT&T Inc.	5.350%	9/1/40	21,853	21,241
AT&T Inc.	6.375%	3/1/41	7,875	8,598
AT&T Inc.	5.550%	8/15/41	50	50
AT&T Inc.	5.150%	3/15/42	17,734	16,779
AT&T Inc.	4.300%	12/15/42	15,211	12,953
AT&T Inc.	4.800%	6/15/44	24,855	22,273
AT&T Inc.	4.350%	6/15/45	27,998	23,635
AT&T Inc.	4.750%	5/15/46	30,683	27,177
9 AT&T Inc.	5.150%	11/15/46	35,227	32,933
AT&T Inc.	5.450%	3/1/47	23,400	23,028
AT&T Inc.	4.500%	3/9/48	32,008	27,554
AT&T Inc.	4.550%	3/9/49	9,313	8,044
9 AT&T Inc.	5.150%	2/15/50	17,775	16,531
AT&T Inc.	5.700%	3/1/57	7,725	7,652
9 AT&T Inc.	5.300%	8/15/58	6,125	5,698
Bell Canada Inc.	4.464%	4/1/48	6,500	6,400
British Telecommunications plc	9.625%	12/15/30	23,017	32,857
CBS Corp.	2.300%	8/15/19	7,075	7,014
CBS Corp.	4.300%	2/15/21	4,150	4,233
CBS Corp.	3.375%	3/1/22	1,000	987

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
CBS Corp.	2.500%	2/15/23	6,600	6,196
9 CBS Corp.	2.900%	6/1/23	3,550	3,386
CBS Corp.	3.700%	8/15/24	3,925	3,813
CBS Corp.	3.500%	1/15/25	4,825	4,605
CBS Corp.	4.000%	1/15/26	3,000	2,917
CBS Corp.	2.900%	1/15/27	17,075	15,183
CBS Corp.	3.375%	2/15/28	5,875	5,229
9 CBS Corp.	3.700%	6/1/28	4,175	3,886
CBS Corp.	7.875%	7/30/30	25	31
CBS Corp.	5.500%	5/15/33	25	26
CBS Corp.	5.900%	10/15/40	2,525	2,739
CBS Corp.	4.850%	7/1/42	10,293	9,806
CBS Corp.	4.900%	8/15/44	4,645	4,448
CBS Corp.	4.600%	1/15/45	5,365	4,956
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	13,900	13,736
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	20,200	20,142
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	28,555	28,766
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	7,150	7,159
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	39,125	39,499
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	10,450	9,448
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	9,735	9,135
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	19,340	20,178
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	7,775	7,364
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	30,430	31,967
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	21,250	19,320
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	14,475	13,939
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	2,950	3,167
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,550
Comcast Corp.	5.700%	7/1/19	12,436	12,757
Comcast Corp.	5.150%	3/1/20	4,630	4,781
Comcast Corp.	3.125%	7/15/22	12,865	12,627
Comcast Corp.	2.850%	1/15/23	4,520	4,368
Comcast Corp.	2.750%	3/1/23	14,675	14,105
Comcast Corp.	3.000%	2/1/24	20,575	19,672
Comcast Corp.	3.600%	3/1/24	4,275	4,205
Comcast Corp.	3.375%	2/15/25	7,200	6,918
Comcast Corp.	3.375%	8/15/25	14,532	13,864
Comcast Corp.	3.150%	3/1/26	18,800	17,639
Comcast Corp.	2.350%	1/15/27	13,315	11,593
Comcast Corp.	3.300%	2/1/27	12,135	11,400
Comcast Corp.	3.150%	2/15/28	13,825	12,785

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Comcast Corp.	3.550%	5/1/28	8,400	8,018
Comcast Corp.	4.250%	1/15/33	12,025	11,736
Comcast Corp.	7.050%	3/15/33	2,200	2,729
Comcast Corp.	4.200%	8/15/34	9,875	9,398
Comcast Corp.	5.650%	6/15/35	3,950	4,366
Comcast Corp.	4.400%	8/15/35	17,505	17,016
Comcast Corp.	6.500%	11/15/35	13,450	15,968
Comcast Corp.	3.200%	7/15/36	8,175	6,793
Comcast Corp.	6.450%	3/15/37	7,625	9,073
Comcast Corp.	6.950%	8/15/37	11,150	13,968
Comcast Corp.	3.900%	3/1/38	7,525	6,858
Comcast Corp.	6.400%	5/15/38	4,604	5,456
Comcast Corp.	6.550%	7/1/39	3,475	4,197
Comcast Corp.	6.400%	3/1/40	6,325	7,509
Comcast Corp.	4.650%	7/15/42	18,210	17,627
Comcast Corp.	4.500%	1/15/43	4,250	4,004
Comcast Corp.	4.600%	8/15/45	13,225	12,693
Comcast Corp.	3.400%	7/15/46	11,275	9,143
Comcast Corp.	3.969%	11/1/47	19,278	16,940
Comcast Corp.	4.000%	3/1/48	11,885	10,443
Comcast Corp.	3.999%	11/1/49	16,906	14,776
Comcast Corp.	4.049%	11/1/52	8,780	7,585
Crown Castle International Corp.	3.400%	2/15/21	12,625	12,611
Crown Castle International Corp.	2.250%	9/1/21	8,533	8,193
Crown Castle International Corp.	4.875%	4/15/22	2,500	2,578
Crown Castle International Corp.	5.250%	1/15/23	7,490	7,839
Crown Castle International Corp.	3.150%	7/15/23	5,525	5,285
Crown Castle International Corp.	3.200%	9/1/24	6,325	5,970
Crown Castle International Corp.	4.450%	2/15/26	12,170	12,095
Crown Castle International Corp.	3.700%	6/15/26	13,630	12,832
Crown Castle International Corp.	4.000%	3/1/27	2,275	2,180
Crown Castle International Corp.	3.650%	9/1/27	10,600	9,856
Crown Castle International Corp.	3.800%	2/15/28	9,050	8,467
Crown Castle International Corp.	4.750%	5/15/47	3,050	2,876
Deutsche Telekom International Finance BV	6.000%	7/8/19	5,650	5,819
Deutsche Telekom International Finance BV	8.750%	6/15/30	35,253	46,667
Discovery Communications LLC	5.625%	8/15/19	2,167	2,226
Discovery Communications LLC	2.200%	9/20/19	3,850	3,807
9 Discovery Communications LLC	2.750%	11/15/19	4,650	4,621
9 Discovery Communications LLC	2.800%	6/15/20	3,950	3,907
Discovery Communications LLC	4.375%	6/15/21	1,420	1,452
Discovery Communications LLC	3.300%	5/15/22	3,725	3,659
9 Discovery Communications LLC	3.500%	6/15/22	2,900	2,872
Discovery Communications LLC	2.950%	3/20/23	10,100	9,622
Discovery Communications LLC	3.250%	4/1/23	1,325	1,281
Discovery Communications LLC	3.800%	3/13/24	3,500	3,438
9 Discovery Communications LLC	3.900%	11/15/24	4,175	4,107
Discovery Communications LLC	3.450%	3/15/25	3,450	3,268
9 Discovery Communications LLC	3.950%	6/15/25	6,140	5,988
Discovery Communications LLC	4.900%	3/11/26	12,125	12,416
Discovery Communications LLC	3.950%	3/20/28	14,775	13,988
Discovery Communications LLC	5.000%	9/20/37	10,662	10,281
Discovery Communications LLC	6.350%	6/1/40	7,685	8,429
Discovery Communications LLC	4.950%	5/15/42	4,710	4,381

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Discovery Communications LLC	4.875%	4/1/43	8,900	8,222
Discovery Communications LLC	5.200%	9/20/47	10,496	10,146
Electronic Arts Inc.	3.700%	3/1/21	10,060	10,147
Electronic Arts Inc.	4.800%	3/1/26	4,135	4,335
Grupo Televisa SAB	6.625%	3/18/25	1,475	1,650
Grupo Televisa SAB	4.625%	1/30/26	7,320	7,324
Grupo Televisa SAB	8.500%	3/11/32	275	348
Grupo Televisa SAB	6.625%	1/15/40	4,845	5,203
Grupo Televisa SAB	5.000%	5/13/45	20,635	18,201
Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,696	9,626
Interpublic Group of Cos. Inc.	4.200%	4/15/24	5,370	5,413
Koninklijke KPN NV	8.375%	10/1/30	5,200	6,805
Moody’s Corp.	5.500%	9/1/20	3,638	3,816
Moody’s Corp.	3.250%	6/7/21	1,900	1,896
Moody’s Corp.	2.750%	12/15/21	2,684	2,622
Moody’s Corp.	4.500%	9/1/22	19,908	20,561
Moody’s Corp.	4.875%	2/15/24	3,750	3,938
Moody’s Corp.	5.250%	7/15/44	5,515	6,172
NBCUniversal Media LLC	5.150%	4/30/20	17,663	18,248
NBCUniversal Media LLC	4.375%	4/1/21	15,520	15,894
NBCUniversal Media LLC	2.875%	1/15/23	24,149	23,040
NBCUniversal Media LLC	6.400%	4/30/40	6,250	7,433
NBCUniversal Media LLC	5.950%	4/1/41	3,395	3,816
NBCUniversal Media LLC	4.450%	1/15/43	13,525	12,776
Omnicom Group Inc.	4.450%	8/15/20	7,975	8,165
Omnicom Group Inc.	3.625%	5/1/22	11,826	11,756
Omnicom Group Inc.	3.650%	11/1/24	7,375	7,166
Omnicom Group Inc.	3.600%	4/15/26	11,175	10,686
Orange SA	5.375%	7/8/19	6,975	7,123
Orange SA	1.625%	11/3/19	14,625	14,363
Orange SA	4.125%	9/14/21	10,710	10,952
Orange SA	9.000%	3/1/31	15,090	20,706
Orange SA	5.375%	1/13/42	12,870	13,986
Orange SA	5.500%	2/6/44	4,770	5,208
RELX Capital Inc.	3.125%	10/15/22	7,634	7,472
RELX Capital Inc.	3.500%	3/16/23	6,300	6,261
Rogers Communications Inc.	3.000%	3/15/23	3,025	2,956
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,538
Rogers Communications Inc.	3.625%	12/15/25	5,285	5,166
Rogers Communications Inc.	2.900%	11/15/26	4,250	3,927
Rogers Communications Inc.	7.500%	8/15/38	300	399
Rogers Communications Inc.	4.500%	3/15/43	4,215	4,148
Rogers Communications Inc.	5.000%	3/15/44	8,027	8,337
Rogers Communications Inc.	4.300%	2/15/48	12,000	11,424
S&P Global Inc.	3.300%	8/14/20	5,950	5,959
S&P Global Inc.	4.000%	6/15/25	6,225	6,249
S&P Global Inc.	4.400%	2/15/26	9,400	9,640
S&P Global Inc.	2.950%	1/22/27	4,175	3,861
S&P Global Inc.	6.550%	11/15/37	3,525	4,462
S&P Global Inc.	4.500%	5/15/48	5,000	5,081
TCI Communications Inc.	7.875%	2/15/26	1,675	2,051
TCI Communications Inc.	7.125%	2/15/28	725	881
Telefonica Emisiones SAU	5.877%	7/15/19	13,400	13,783
Telefonica Emisiones SAU	5.462%	2/16/21	13,754	14,422

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Telefonica Emisiones SAU	4.570%	4/27/23	5,975	6,154
Telefonica Emisiones SAU	4.103%	3/8/27	14,275	13,785
Telefonica Emisiones SAU	7.045%	6/20/36	18,417	22,235
Telefonica Emisiones SAU	4.665%	3/6/38	6,550	6,184
Telefonica Emisiones SAU	5.213%	3/8/47	21,405	20,497
Telefonica Emisiones SAU	4.895%	3/6/48	7,500	6,955
Telefonica Europe BV	8.250%	9/15/30	7,150	9,223
TELUS Corp.	2.800%	2/16/27	8,525	7,811
Thomson Reuters Corp.	4.700%	10/15/19	1,525	1,553
Thomson Reuters Corp.	3.950%	9/30/21	3,125	3,153
Thomson Reuters Corp.	4.300%	11/23/23	4,575	4,669
Thomson Reuters Corp.	3.850%	9/29/24	13,700	13,451
Thomson Reuters Corp.	3.350%	5/15/26	3,125	2,882
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,235
Thomson Reuters Corp.	5.850%	4/15/40	10,445	11,408
Thomson Reuters Corp.	4.500%	5/23/43	525	485
Thomson Reuters Corp.	5.650%	11/23/43	7,775	8,298
Time Warner Cable LLC	5.000%	2/1/20	5,495	5,611
Time Warner Cable LLC	4.125%	2/15/21	5,506	5,541
Time Warner Cable LLC	4.000%	9/1/21	9,950	9,962
Time Warner Cable LLC	6.550%	5/1/37	12,970	13,649
Time Warner Cable LLC	7.300%	7/1/38	14,308	16,208
Time Warner Cable LLC	6.750%	6/15/39	13,212	14,061
Time Warner Cable LLC	5.875%	11/15/40	9,960	9,716
Time Warner Cable LLC	5.500%	9/1/41	15,600	14,516
Time Warner Cable LLC	4.500%	9/15/42	10,495	8,633
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,650	4,486
Time Warner Inc.	4.875%	3/15/20	13,410	13,755
Time Warner Inc.	4.700%	1/15/21	7,100	7,318
Time Warner Inc.	4.750%	3/29/21	7,975	8,230
Time Warner Inc.	4.000%	1/15/22	3,726	3,771
Time Warner Inc.	3.400%	6/15/22	6,101	6,001
Time Warner Inc.	4.050%	12/15/23	4,340	4,331
Time Warner Inc.	3.550%	6/1/24	5,200	5,023
Time Warner Inc.	3.600%	7/15/25	17,650	16,776
Time Warner Inc.	3.875%	1/15/26	13,986	13,427
Time Warner Inc.	3.800%	2/15/27	23,219	21,978
Time Warner Inc.	6.100%	7/15/40	2,000	2,150
Time Warner Inc.	5.375%	10/15/41	6,930	6,827
Time Warner Inc.	4.900%	6/15/42	7,075	6,524
Time Warner Inc.	5.350%	12/15/43	17,725	17,272
Time Warner Inc.	4.650%	6/1/44	9,930	8,811
Verizon Communications Inc.	2.625%	2/21/20	10,714	10,649
Verizon Communications Inc.	3.450%	3/15/21	6,775	6,800
Verizon Communications Inc.	4.600%	4/1/21	7,860	8,135
Verizon Communications Inc.	1.750%	8/15/21	7,225	6,899
Verizon Communications Inc.	3.000%	11/1/21	16,358	16,110
Verizon Communications Inc.	3.500%	11/1/21	12,110	12,157
Verizon Communications Inc.	3.125%	3/16/22	15,540	15,316
Verizon Communications Inc.	2.450%	11/1/22	11,875	11,331
Verizon Communications Inc.	5.150%	9/15/23	51,805	55,142
Verizon Communications Inc.	4.150%	3/15/24	20,600	20,868
Verizon Communications Inc.	3.500%	11/1/24	21,300	20,706
Verizon Communications Inc.	3.376%	2/15/25	34,366	33,034

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	2.625%	8/15/26	20,185	17,932
Verizon Communications Inc.	4.125%	3/16/27	28,425	28,012
Verizon Communications Inc.	4.500%	8/10/33	32,125	31,109
Verizon Communications Inc.	4.400%	11/1/34	30,183	28,302
Verizon Communications Inc.	4.272%	1/15/36	26,474	24,413
Verizon Communications Inc.	5.250%	3/16/37	32,230	33,117
Verizon Communications Inc.	4.812%	3/15/39	18,370	17,786
Verizon Communications Inc.	4.750%	11/1/41	11,950	11,319
Verizon Communications Inc.	3.850%	11/1/42	11,774	9,849
Verizon Communications Inc.	4.125%	8/15/46	13,000	11,133
Verizon Communications Inc.	4.862%	8/21/46	48,425	45,467
Verizon Communications Inc.	5.500%	3/16/47	13,200	13,744
Verizon Communications Inc.	4.522%	9/15/48	40,801	37,238
Verizon Communications Inc.	5.012%	4/15/49	32,912	32,108
Verizon Communications Inc.	5.012%	8/21/54	46,377	43,522
Verizon Communications Inc.	4.672%	3/15/55	34,070	30,071
Viacom Inc.	5.625%	9/15/19	4,670	4,791
Viacom Inc.	3.875%	12/15/21	4,090	4,081
Viacom Inc.	4.250%	9/1/23	21,450	21,269
Viacom Inc.	3.875%	4/1/24	4,989	4,826
Viacom Inc.	3.450%	10/4/26	5,535	5,056
Viacom Inc.	6.875%	4/30/36	4,385	4,747
Viacom Inc.	4.375%	3/15/43	13,810	11,548
Viacom Inc.	5.850%	9/1/43	14,335	14,375
Vodafone Group plc	4.375%	3/16/21	3,568	3,666
Vodafone Group plc	2.500%	9/26/22	6,325	6,046
Vodafone Group plc	2.950%	2/19/23	10,075	9,726
Vodafone Group plc	3.750%	1/16/24	18,000	17,836
Vodafone Group plc	4.125%	5/30/25	13,250	13,178
Vodafone Group plc	4.375%	5/30/28	30,200	29,790
Vodafone Group plc	7.875%	2/15/30	6,163	7,668
Vodafone Group plc	6.250%	11/30/32	4,075	4,582
Vodafone Group plc	6.150%	2/27/37	9,895	10,869
Vodafone Group plc	5.000%	5/30/38	13,825	13,583
Vodafone Group plc	4.375%	2/19/43	12,155	10,894
Vodafone Group plc	5.250%	5/30/48	27,495	27,326
Walt Disney Co.	0.875%	7/12/19	4,600	4,515
Walt Disney Co.	1.950%	3/4/20	4,275	4,205
Walt Disney Co.	1.800%	6/5/20	5,875	5,744
Walt Disney Co.	2.150%	9/17/20	4,400	4,313
Walt Disney Co.	2.300%	2/12/21	5,600	5,489
Walt Disney Co.	2.750%	8/16/21	1,000	986
Walt Disney Co.	2.550%	2/15/22	3,000	2,928
Walt Disney Co.	2.450%	3/4/22	3,000	2,910
Walt Disney Co.	2.350%	12/1/22	4,450	4,267
Walt Disney Co.	3.150%	9/17/25	3,800	3,679
Walt Disney Co.	3.000%	2/13/26	8,285	7,889
Walt Disney Co.	1.850%	7/30/26	25,420	22,169
Walt Disney Co.	7.000%	3/1/32	2,075	2,678
Walt Disney Co.	4.375%	8/16/41	650	653
Walt Disney Co.	4.125%	12/1/41	13,701	13,254
Walt Disney Co.	3.700%	12/1/42	5,250	4,756
Walt Disney Co.	4.125%	6/1/44	4,565	4,407
WPP Finance 2010	4.750%	11/21/21	18,062	18,582

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
WPP Finance 2010	3.625%	9/7/22	2,650	2,597
WPP Finance 2010	3.750%	9/19/24	3,350	3,228
WPP Finance 2010	5.125%	9/7/42	755	741
WPP Finance 2010	5.625%	11/15/43	4,775	5,005

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,575	1,638
Advance Auto Parts Inc.	4.500%	1/15/22	325	332
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,890
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,500	12,407
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,785	9,684
Alibaba Group Holding Ltd.	2.800%	6/6/23	16,375	15,830
Alibaba Group Holding Ltd.	3.600%	11/28/24	20,690	20,354
Alibaba Group Holding Ltd.	3.400%	12/6/27	28,325	26,373
Alibaba Group Holding Ltd.	4.500%	11/28/34	3,870	3,862
Alibaba Group Holding Ltd.	4.000%	12/6/37	9,000	8,326
Alibaba Group Holding Ltd.	4.200%	12/6/47	13,375	12,199
Alibaba Group Holding Ltd.	4.400%	12/6/57	10,700	9,794
Amazon.com Inc.	2.600%	12/5/19	6,960	6,954
Amazon.com Inc.	1.900%	8/21/20	12,055	11,804
Amazon.com Inc.	3.300%	12/5/21	20,410	20,565
Amazon.com Inc.	2.500%	11/29/22	4,380	4,256
Amazon.com Inc.	2.400%	2/22/23	12,160	11,712
Amazon.com Inc.	2.800%	8/22/24	13,000	12,406
Amazon.com Inc.	3.800%	12/5/24	4,324	4,410
Amazon.com Inc.	5.200%	12/3/25	7,460	8,234
Amazon.com Inc.	3.150%	8/22/27	27,180	25,975
Amazon.com Inc.	4.800%	12/5/34	11,620	12,686
Amazon.com Inc.	3.875%	8/22/37	23,465	22,888
Amazon.com Inc.	4.950%	12/5/44	13,910	15,421
Amazon.com Inc.	4.050%	8/22/47	27,405	26,803
Amazon.com Inc.	4.250%	8/22/57	23,435	23,078
American Honda Finance Corp.	1.200%	7/12/19	5,050	4,968
American Honda Finance Corp.	2.250%	8/15/19	9,750	9,696
American Honda Finance Corp.	2.000%	11/13/19	7,825	7,735
American Honda Finance Corp.	2.000%	2/14/20	5,400	5,321
American Honda Finance Corp.	2.150%	3/13/20	3,000	2,961
American Honda Finance Corp.	1.950%	7/20/20	4,760	4,654
American Honda Finance Corp.	2.450%	9/24/20	14,450	14,254
American Honda Finance Corp.	2.650%	2/12/21	15,000	14,875
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,251
American Honda Finance Corp.	1.700%	9/9/21	8,600	8,231
American Honda Finance Corp.	2.600%	11/16/22	4,875	4,752
American Honda Finance Corp.	2.900%	2/16/24	6,100	5,907
American Honda Finance Corp.	2.300%	9/9/26	3,575	3,246
American Honda Finance Corp.	3.500%	2/15/28	2,000	1,956
Aptiv plc	3.150%	11/19/20	4,060	4,030
Aptiv plc	4.250%	1/15/26	2,550	2,533
Aptiv plc	4.400%	10/1/46	4,050	3,796
Automatic Data Processing Inc.	2.250%	9/15/20	10,345	10,208
Automatic Data Processing Inc.	3.375%	9/15/25	1,500	1,483
AutoNation Inc.	5.500%	2/1/20	1,655	1,704
AutoNation Inc.	3.350%	1/15/21	5,185	5,174
AutoNation Inc.	3.500%	11/15/24	2,300	2,170

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
AutoNation Inc.	4.500%	10/1/25	8,980	8,943
AutoNation Inc.	3.800%	11/15/27	2,400	2,230
AutoZone Inc.	2.500%	4/15/21	1,125	1,098
AutoZone Inc.	3.700%	4/15/22	8,000	8,050
AutoZone Inc.	2.875%	1/15/23	280	271
AutoZone Inc.	3.250%	4/15/25	6,940	6,599
AutoZone Inc.	3.125%	4/21/26	5,200	4,826
AutoZone Inc.	3.750%	6/1/27	7,000	6,759
Bed Bath & Beyond Inc.	3.749%	8/1/24	950	858
Bed Bath & Beyond Inc.	4.915%	8/1/34	1,400	1,127
Bed Bath & Beyond Inc.	5.165%	8/1/44	5,154	3,938
Best Buy Co. Inc.	5.500%	3/15/21	650	680
Block Financial LLC	4.125%	10/1/20	2,875	2,899
Block Financial LLC	5.500%	11/1/22	5,000	5,168
Block Financial LLC	5.250%	10/1/25	12,925	13,004
Booking Holdings Inc.	2.750%	3/15/23	2,000	1,923
Booking Holdings Inc.	3.650%	3/15/25	5,550	5,431
Booking Holdings Inc.	3.600%	6/1/26	10,175	9,897
Booking Holdings Inc.	3.550%	3/15/28	6,155	5,855
BorgWarner Inc.	4.625%	9/15/20	400	410
BorgWarner Inc.	3.375%	3/15/25	1,150	1,115
BorgWarner Inc.	4.375%	3/15/45	3,765	3,548
Carnival Corp.	3.950%	10/15/20	2,600	2,639
Costco Wholesale Corp.	1.700%	12/15/19	5,500	5,421
Costco Wholesale Corp.	1.750%	2/15/20	2,050	2,017
Costco Wholesale Corp.	2.150%	5/18/21	8,000	7,824
Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,658
Costco Wholesale Corp.	2.300%	5/18/22	7,400	7,179
Costco Wholesale Corp.	2.750%	5/18/24	10,000	9,655
Costco Wholesale Corp.	3.000%	5/18/27	18,930	18,064
Cummins Inc.	3.650%	10/1/23	2,790	2,817
Cummins Inc.	7.125%	3/1/28	100	124
Cummins Inc.	4.875%	10/1/43	4,290	4,754
Daimler Finance North America LLC	8.500%	1/18/31	7,920	11,131
Darden Restaurants Inc.	3.850%	5/1/27	4,300	4,145
Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,572
Delphi Corp.	4.150%	3/15/24	5,880	5,909
Dollar General Corp.	3.250%	4/15/23	9,493	9,314
Dollar General Corp.	4.150%	11/1/25	3,100	3,102
Dollar General Corp.	3.875%	4/15/27	4,525	4,326
Dollar General Corp.	4.125%	5/1/28	7,400	7,264
Dollar Tree Inc.	3.700%	5/15/23	4,500	4,464
Dollar Tree Inc.	4.000%	5/15/25	13,175	12,874
Dollar Tree Inc.	4.200%	5/15/28	13,125	12,654
DR Horton Inc.	2.550%	12/1/20	875	859
DR Horton Inc.	4.375%	9/15/22	3,550	3,627
DR Horton Inc.	4.750%	2/15/23	3,675	3,796
DR Horton Inc.	5.750%	8/15/23	4,500	4,834
eBay Inc.	2.200%	8/1/19	6,925	6,872
eBay Inc.	2.150%	6/5/20	4,250	4,176
eBay Inc.	3.250%	10/15/20	5,325	5,327
eBay Inc.	2.875%	8/1/21	5,675	5,583
eBay Inc.	3.800%	3/9/22	7,615	7,687
eBay Inc.	2.600%	7/15/22	5,030	4,839

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
eBay Inc.	2.750%	1/30/23	6,500	6,241
eBay Inc.	3.450%	8/1/24	3,950	3,829
eBay Inc.	3.600%	6/5/27	7,425	7,013
eBay Inc.	4.000%	7/15/42	4,260	3,667
Expedia Group Inc.	5.950%	8/15/20	13,325	14,012
Expedia Group Inc.	4.500%	8/15/24	2,775	2,773
Expedia Group Inc.	5.000%	2/15/26	5,315	5,420
Expedia Group Inc.	3.800%	2/15/28	5,395	4,934
Ford Holdings LLC	9.300%	3/1/30	1,175	1,534
Ford Motor Co.	4.346%	12/8/26	15,100	14,776
Ford Motor Co.	6.625%	10/1/28	3,800	4,259
Ford Motor Co.	6.375%	2/1/29	3,425	3,762
Ford Motor Co.	7.450%	7/16/31	11,660	13,688
Ford Motor Co.	4.750%	1/15/43	13,275	11,433
Ford Motor Co.	7.400%	11/1/46	3,250	3,846
Ford Motor Co.	5.291%	12/8/46	14,500	13,461
Ford Motor Credit Co. LLC	1.897%	8/12/19	5,600	5,522
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,750	9,663
Ford Motor Credit Co. LLC	2.681%	1/9/20	11,600	11,491
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,365	13,232
Ford Motor Credit Co. LLC	2.459%	3/27/20	1,000	984
Ford Motor Credit Co. LLC	3.157%	8/4/20	9,163	9,105
Ford Motor Credit Co. LLC	2.343%	11/2/20	23,600	22,976
Ford Motor Credit Co. LLC	3.200%	1/15/21	8,425	8,323
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	2,815
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	14,862
Ford Motor Credit Co. LLC	5.875%	8/2/21	14,044	14,873
Ford Motor Credit Co. LLC	3.219%	1/9/22	5,300	5,178
Ford Motor Credit Co. LLC	3.339%	3/28/22	2,300	2,250
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,000	9,598
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,742
Ford Motor Credit Co. LLC	4.375%	8/6/23	7,625	7,676
Ford Motor Credit Co. LLC	3.810%	1/9/24	10,400	10,089
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,125	4,913
Ford Motor Credit Co. LLC	4.134%	8/4/25	20,000	19,504
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,200	9,984
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,600	12,576
General Motors Co.	4.875%	10/2/23	14,740	15,115
General Motors Co.	4.000%	4/1/25	11,314	10,990
General Motors Co.	4.200%	10/1/27	1,500	1,437
General Motors Co.	5.000%	4/1/35	9,305	8,840
General Motors Co.	6.600%	4/1/36	4,276	4,632
General Motors Co.	5.150%	4/1/38	13,290	12,551
General Motors Co.	6.250%	10/2/43	13,325	13,809
General Motors Co.	5.200%	4/1/45	11,963	10,934
General Motors Co.	6.750%	4/1/46	10,390	11,407
General Motors Co.	5.400%	4/1/48	6,600	6,264
General Motors Financial Co. Inc.	3.500%	7/10/19	14,310	14,374
General Motors Financial Co. Inc.	2.350%	10/4/19	9,000	8,919
General Motors Financial Co. Inc.	3.150%	1/15/20	10,200	10,178
General Motors Financial Co. Inc.	2.650%	4/13/20	13,075	12,908
General Motors Financial Co. Inc.	3.200%	7/13/20	24,325	24,205
General Motors Financial Co. Inc.	2.450%	11/6/20	10,750	10,495
General Motors Financial Co. Inc.	3.700%	11/24/20	9,125	9,170

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	4.200%	3/1/21	8,000	8,111
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,527
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,093
General Motors Financial Co. Inc.	4.375%	9/25/21	3,365	3,426
General Motors Financial Co. Inc.	3.450%	1/14/22	6,415	6,321
General Motors Financial Co. Inc.	3.450%	4/10/22	14,189	13,944
General Motors Financial Co. Inc.	3.150%	6/30/22	2,625	2,550
General Motors Financial Co. Inc.	3.250%	1/5/23	3,075	2,970
General Motors Financial Co. Inc.	3.700%	5/9/23	12,030	11,817
General Motors Financial Co. Inc.	4.250%	5/15/23	9,288	9,306
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	7,987
General Motors Financial Co. Inc.	3.950%	4/13/24	12,150	11,857
General Motors Financial Co. Inc.	3.500%	11/7/24	10,065	9,565
General Motors Financial Co. Inc.	4.000%	1/15/25	7,945	7,724
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,448
General Motors Financial Co. Inc.	4.300%	7/13/25	25	24
General Motors Financial Co. Inc.	5.250%	3/1/26	4,700	4,850
General Motors Financial Co. Inc.	4.000%	10/6/26	8,675	8,253
General Motors Financial Co. Inc.	4.350%	1/17/27	10,250	9,911
General Motors Financial Co. Inc.	3.850%	1/5/28	4,275	3,963
Harley-Davidson Inc.	3.500%	7/28/25	4,850	4,720
Harley-Davidson Inc.	4.625%	7/28/45	3,235	3,155
Harman International Industries Inc.	4.150%	5/15/25	3,150	3,145
Home Depot Inc.	1.800%	6/5/20	16,445	16,144
Home Depot Inc.	2.000%	4/1/21	5,325	5,193
Home Depot Inc.	4.400%	4/1/21	10,425	10,777
Home Depot Inc.	2.625%	6/1/22	20,544	20,162
Home Depot Inc.	2.700%	4/1/23	3,300	3,217
Home Depot Inc.	3.750%	2/15/24	9,509	9,710
Home Depot Inc.	3.350%	9/15/25	6,075	5,973
Home Depot Inc.	3.000%	4/1/26	12,100	11,552
Home Depot Inc.	2.125%	9/15/26	9,875	8,799
Home Depot Inc.	2.800%	9/14/27	4,275	3,947
Home Depot Inc.	5.875%	12/16/36	26,006	31,567
Home Depot Inc.	5.400%	9/15/40	4,325	5,006
Home Depot Inc.	5.950%	4/1/41	4,555	5,618
Home Depot Inc.	4.200%	4/1/43	11,825	11,775
Home Depot Inc.	4.875%	2/15/44	11,175	12,225
Home Depot Inc.	4.400%	3/15/45	4,250	4,359
Home Depot Inc.	4.250%	4/1/46	13,745	13,839
Home Depot Inc.	3.900%	6/15/47	10,180	9,757
Home Depot Inc.	3.500%	9/15/56	9,560	8,150
Hyatt Hotels Corp.	3.375%	7/15/23	3,050	2,985
Hyatt Hotels Corp.	4.850%	3/15/26	2,100	2,167
JD.com Inc.	3.125%	4/29/21	871	848
JD.com Inc.	3.875%	4/29/26	4,077	3,842
Kohl’s Corp.	4.000%	11/1/21	4,623	4,670
Kohl’s Corp.	3.250%	2/1/23	1,750	1,695
Kohl’s Corp.	4.750%	12/15/23	226	231
Kohl’s Corp.	4.250%	7/17/25	6,502	6,449
Kohl’s Corp.	5.550%	7/17/45	1,575	1,530
Lear Corp.	5.250%	1/15/25	5,625	5,801
Lear Corp.	3.800%	9/15/27	3,075	2,891
Lowe’s Cos. Inc.	4.625%	4/15/20	1,355	1,386

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Lowe’s Cos. Inc.	3.750%	4/15/21	3,745	3,811
Lowe’s Cos. Inc.	3.800%	11/15/21	2,675	2,725
Lowe’s Cos. Inc.	3.120%	4/15/22	1,700	1,696
Lowe’s Cos. Inc.	3.875%	9/15/23	10,899	11,205
Lowe’s Cos. Inc.	3.125%	9/15/24	12,900	12,560
Lowe’s Cos. Inc.	3.375%	9/15/25	13,835	13,556
Lowe’s Cos. Inc.	2.500%	4/15/26	12,325	11,241
Lowe’s Cos. Inc.	3.100%	5/3/27	14,700	13,916
Lowe’s Cos. Inc.	6.500%	3/15/29	267	324
Lowe’s Cos. Inc.	4.650%	4/15/42	6,575	6,797
Lowe’s Cos. Inc.	4.250%	9/15/44	1,950	1,896
Lowe’s Cos. Inc.	4.375%	9/15/45	9,675	9,609
Lowe’s Cos. Inc.	3.700%	4/15/46	16,295	14,577
Lowe’s Cos. Inc.	4.050%	5/3/47	15,685	14,872
Macy’s Retail Holdings Inc.	3.450%	1/15/21	2,715	2,700
Macy’s Retail Holdings Inc.	3.875%	1/15/22	2,050	2,035
Macy’s Retail Holdings Inc.	2.875%	2/15/23	14,343	13,482
Macy’s Retail Holdings Inc.	4.375%	9/1/23	7,375	7,392
Macy’s Retail Holdings Inc.	3.625%	6/1/24	2,970	2,870
Macy’s Retail Holdings Inc.	7.000%	2/15/28	2,550	2,758
Macy’s Retail Holdings Inc.	6.900%	4/1/29	2,690	2,887
Macy’s Retail Holdings Inc.	4.500%	12/15/34	3,025	2,572
Magna International Inc.	3.625%	6/15/24	7,570	7,529
Magna International Inc.	4.150%	10/1/25	2,775	2,815
Marriott International Inc.	3.375%	10/15/20	2,075	2,072
Marriott International Inc.	2.875%	3/1/21	2,500	2,466
Marriott International Inc.	3.125%	10/15/21	4,825	4,771
Marriott International Inc.	2.300%	1/15/22	2,000	1,917
Marriott International Inc.	3.250%	9/15/22	3,525	3,477
Marriott International Inc.	3.750%	3/15/25	4,800	4,695
Marriott International Inc.	3.750%	10/1/25	2,190	2,129
Marriott International Inc.	3.125%	6/15/26	4,090	3,802
Marriott International Inc.	4.000%	4/15/28	7,000	6,808
Mastercard Inc.	2.000%	11/21/21	5,230	5,065
Mastercard Inc.	3.375%	4/1/24	5,050	5,013
Mastercard Inc.	2.950%	11/21/26	6,750	6,455
Mastercard Inc.	3.500%	2/26/28	2,920	2,898
Mastercard Inc.	3.800%	11/21/46	3,850	3,719
Mastercard Inc.	3.950%	2/26/48	5,030	5,066
McDonald’s Corp.	2.750%	12/9/20	7,889	7,833
McDonald’s Corp.	3.625%	5/20/21	1,750	1,772
McDonald’s Corp.	2.625%	1/15/22	16,365	16,041
McDonald’s Corp.	3.350%	4/1/23	4,275	4,269
McDonald’s Corp.	3.375%	5/26/25	7,955	7,781
McDonald’s Corp.	3.700%	1/30/26	22,140	21,971
McDonald’s Corp.	3.500%	3/1/27	10,875	10,623
McDonald’s Corp.	3.800%	4/1/28	2,000	1,991
McDonald’s Corp.	4.700%	12/9/35	5,875	6,146
McDonald’s Corp.	6.300%	10/15/37	425	517
McDonald’s Corp.	6.300%	3/1/38	1,675	2,004
McDonald’s Corp.	5.700%	2/1/39	4,150	4,734
McDonald’s Corp.	3.700%	2/15/42	14,175	12,515
McDonald’s Corp.	3.625%	5/1/43	2,325	2,016
McDonald’s Corp.	4.600%	5/26/45	6,660	6,690

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
McDonald’s Corp.	4.875%	12/9/45	14,300	15,022
McDonald’s Corp.	4.450%	3/1/47	7,890	7,838
NIKE Inc.	2.250%	5/1/23	625	597
NIKE Inc.	2.375%	11/1/26	6,000	5,432
NIKE Inc.	3.625%	5/1/43	6,025	5,584
NIKE Inc.	3.875%	11/1/45	3,175	3,049
NIKE Inc.	3.375%	11/1/46	2,050	1,809
Nordstrom Inc.	4.750%	5/1/20	3,650	3,732
Nordstrom Inc.	4.000%	10/15/21	5,315	5,361
Nordstrom Inc.	4.000%	3/15/27	6,000	5,770
Nordstrom Inc.	6.950%	3/15/28	1,540	1,710
Nordstrom Inc.	5.000%	1/15/44	6,820	6,226
NVR Inc.	3.950%	9/15/22	16,138	16,266
O’Reilly Automotive Inc.	4.875%	1/14/21	600	619
O’Reilly Automotive Inc.	4.625%	9/15/21	125	129
O’Reilly Automotive Inc.	3.800%	9/1/22	5,029	5,067
O’Reilly Automotive Inc.	3.850%	6/15/23	7,075	7,103
O’Reilly Automotive Inc.	3.550%	3/15/26	1,350	1,289
O’Reilly Automotive Inc.	3.600%	9/1/27	6,275	5,919
PACCAR Financial Corp.	2.200%	9/15/19	1,600	1,590
PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,982
PACCAR Financial Corp.	2.050%	11/13/20	3,575	3,503
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,468
PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,274
PACCAR Financial Corp.	2.300%	8/10/22	2,200	2,127
QVC Inc.	5.125%	7/2/22	3,510	3,602
QVC Inc.	4.375%	3/15/23	5,000	4,944
QVC Inc.	4.850%	4/1/24	4,300	4,267
QVC Inc.	4.450%	2/15/25	1,100	1,064
QVC Inc.	5.450%	8/15/34	400	376
QVC Inc.	5.950%	3/15/43	4,050	3,845
Ralph Lauren Corp.	2.625%	8/18/20	1,670	1,651
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,355	3,305
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	3,942
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	5,296
Starbucks Corp.	2.200%	11/22/20	3,725	3,640
Starbucks Corp.	2.100%	2/4/21	4,375	4,252
Starbucks Corp.	2.700%	6/15/22	4,970	4,828
Starbucks Corp.	3.100%	3/1/23	8,435	8,268
Starbucks Corp.	3.850%	10/1/23	5,200	5,253
Starbucks Corp.	2.450%	6/15/26	2,925	2,618
Starbucks Corp.	3.500%	3/1/28	5,425	5,206
Starbucks Corp.	4.300%	6/15/45	1,250	1,196
Starbucks Corp.	3.750%	12/1/47	5,500	4,750
Tapestry Inc.	3.000%	7/15/22	2,800	2,714
Tapestry Inc.	4.250%	4/1/25	3,746	3,699
Tapestry Inc.	4.125%	7/15/27	5,545	5,286
Target Corp.	3.875%	7/15/20	5,630	5,735
Target Corp.	2.900%	1/15/22	9,180	9,145
Target Corp.	3.500%	7/1/24	7,525	7,552
Target Corp.	2.500%	4/15/26	8,465	7,785
Target Corp.	6.350%	11/1/32	2,180	2,655
Target Corp.	6.500%	10/15/37	4,158	5,217
Target Corp.	7.000%	1/15/38	3,725	4,916

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Target Corp.	4.000%	7/1/42	12,000	11,382
Target Corp.	3.625%	4/15/46	5,765	5,113
Target Corp.	3.900%	11/15/47	12,200	11,336
TJX Cos. Inc.	2.750%	6/15/21	17,825	17,668
TJX Cos. Inc.	2.500%	5/15/23	5,798	5,611
TJX Cos. Inc.	2.250%	9/15/26	10,275	9,151
Toyota Motor Credit Corp.	2.125%	7/18/19	5,200	5,169
Toyota Motor Credit Corp.	1.550%	10/18/19	4,250	4,187
Toyota Motor Credit Corp.	2.200%	1/10/20	8,300	8,212
Toyota Motor Credit Corp.	2.150%	3/12/20	19,925	19,685
Toyota Motor Credit Corp.	1.950%	4/17/20	5,165	5,072
Toyota Motor Credit Corp.	4.500%	6/17/20	5,593	5,752
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,263
Toyota Motor Credit Corp.	1.900%	4/8/21	11,115	10,748
Toyota Motor Credit Corp.	2.950%	4/13/21	11,365	11,294
Toyota Motor Credit Corp.	2.750%	5/17/21	4,200	4,154
Toyota Motor Credit Corp.	3.400%	9/15/21	4,070	4,104
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,128
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,674
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,045
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	11,417
Toyota Motor Credit Corp.	2.625%	1/10/23	6,725	6,518
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	3,839
Toyota Motor Credit Corp.	2.250%	10/18/23	7,050	6,632
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,455
Toyota Motor Credit Corp.	3.400%	4/14/25	8,000	7,896
Toyota Motor Credit Corp.	3.200%	1/11/27	8,450	8,128
Toyota Motor Credit Corp.	3.050%	1/11/28	6,500	6,160
VF Corp.	3.500%	9/1/21	8,035	8,125
VF Corp.	6.450%	11/1/37	4,475	5,717
Visa Inc.	2.200%	12/14/20	27,360	26,902
Visa Inc.	2.150%	9/15/22	8,000	7,659
Visa Inc.	2.800%	12/14/22	16,735	16,417
Visa Inc.	3.150%	12/14/25	38,700	37,388
Visa Inc.	2.750%	9/15/27	9,650	8,957
Visa Inc.	4.150%	12/14/35	14,470	14,941
Visa Inc.	4.300%	12/14/45	25,415	26,244
Visa Inc.	3.650%	9/15/47	4,500	4,187
Walgreen Co.	3.100%	9/15/22	7,185	7,034
Walgreen Co.	4.400%	9/15/42	5,100	4,515
Walgreens Boots Alliance Inc.	2.700%	11/18/19	8,800	8,777
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,300	6,255
Walgreens Boots Alliance Inc.	3.800%	11/18/24	20,200	19,837
Walgreens Boots Alliance Inc.	3.450%	6/1/26	17,250	16,070
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,225	3,986
Walgreens Boots Alliance Inc.	4.800%	11/18/44	11,880	11,184
Walgreens Boots Alliance Inc.	4.650%	6/1/46	8,810	8,160
Walmart Inc.	1.750%	10/9/19	12,738	12,602
Walmart Inc.	2.850%	6/23/20	14,750	14,785
Walmart Inc.	3.625%	7/8/20	100	102
Walmart Inc.	3.250%	10/25/20	10,670	10,780
Walmart Inc.	1.900%	12/15/20	41,515	40,709
Walmart Inc.	3.125%	6/23/21	14,175	14,239
Walmart Inc.	2.350%	12/15/22	17,590	16,979

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Walmart Inc.	2.550%	4/11/23	12,735	12,298
Walmart Inc.	3.400%	6/26/23	12,475	12,559
Walmart Inc.	3.300%	4/22/24	16,150	16,071
Walmart Inc.	2.650%	12/15/24	14,800	14,159
Walmart Inc.	3.550%	6/26/25	18,650	18,757
Walmart Inc.	5.875%	4/5/27	8,160	9,532
Walmart Inc.	3.700%	6/26/28	15,000	15,117
Walmart Inc.	7.550%	2/15/30	3,896	5,246
Walmart Inc.	5.250%	9/1/35	11,940	13,827
Walmart Inc.	6.200%	4/15/38	14,680	18,861
Walmart Inc.	3.950%	6/28/38	9,000	9,011
Walmart Inc.	5.625%	4/1/40	7,960	9,681
Walmart Inc.	4.875%	7/8/40	7,145	7,975
Walmart Inc.	5.000%	10/25/40	2,105	2,383
Walmart Inc.	5.625%	4/15/41	7,560	9,332
Walmart Inc.	4.000%	4/11/43	8,085	8,033
Walmart Inc.	4.300%	4/22/44	5,250	5,467
Walmart Inc.	3.625%	12/15/47	7,540	7,052
Walmart Inc.	4.050%	6/29/48	17,800	17,890
Western Union Co.	5.253%	4/1/20	125	129
Western Union Co.	3.600%	3/15/22	4,550	4,500
Western Union Co.	6.200%	11/17/36	5,350	5,390
Western Union Co.	6.200%	6/21/40	1,580	1,582
Wyndham Destinations Inc.	4.250%	3/1/22	2,502	2,439

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.350%	11/22/19	4,771	4,738
Abbott Laboratories	2.000%	3/15/20	16,275	15,993
Abbott Laboratories	4.125%	5/27/20	2,700	2,748
Abbott Laboratories	2.800%	9/15/20	4,700	4,664
Abbott Laboratories	2.900%	11/30/21	27,000	26,582
Abbott Laboratories	2.550%	3/15/22	5,725	5,543
Abbott Laboratories	3.250%	4/15/23	6,925	6,833
Abbott Laboratories	3.400%	11/30/23	20,100	19,833
Abbott Laboratories	2.950%	3/15/25	1,600	1,513
Abbott Laboratories	3.875%	9/15/25	2,625	2,615
Abbott Laboratories	3.750%	11/30/26	34,125	33,865
Abbott Laboratories	4.750%	11/30/36	16,685	17,565
Abbott Laboratories	6.150%	11/30/37	4,005	4,773
Abbott Laboratories	6.000%	4/1/39	350	413
Abbott Laboratories	5.300%	5/27/40	1,851	2,026
Abbott Laboratories	4.750%	4/15/43	6,825	7,098
Abbott Laboratories	4.900%	11/30/46	32,270	34,702
AbbVie Inc.	2.500%	5/14/20	32,820	32,416
AbbVie Inc.	2.300%	5/14/21	16,550	16,072
AbbVie Inc.	2.900%	11/6/22	26,507	25,732
AbbVie Inc.	3.200%	11/6/22	13,666	13,430
AbbVie Inc.	2.850%	5/14/23	11,125	10,711
AbbVie Inc.	3.600%	5/14/25	31,135	30,127
AbbVie Inc.	3.200%	5/14/26	17,265	16,111
AbbVie Inc.	4.500%	5/14/35	19,345	18,961
AbbVie Inc.	4.300%	5/14/36	9,925	9,493
AbbVie Inc.	4.400%	11/6/42	23,138	21,909
AbbVie Inc.	4.700%	5/14/45	23,978	23,721

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
AbbVie Inc.	4.450%	5/14/46	19,325	18,489
Actavis Inc.	3.250%	10/1/22	12,864	12,499
Actavis Inc.	4.625%	10/1/42	5,500	5,102
Agilent Technologies Inc.	5.000%	7/15/20	4,600	4,749
Agilent Technologies Inc.	3.200%	10/1/22	6,015	5,895
Agilent Technologies Inc.	3.875%	7/15/23	3,800	3,781
Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,188
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,289
AHS Hospital Corp.	5.024%	7/1/45	3,300	3,702
Allergan Funding SCS	3.000%	3/12/20	40,850	40,656
Allergan Funding SCS	3.450%	3/15/22	16,700	16,430
Allergan Funding SCS	3.850%	6/15/24	11,325	11,095
Allergan Funding SCS	3.800%	3/15/25	40,073	38,955
Allergan Funding SCS	4.550%	3/15/35	22,095	20,956
Allergan Funding SCS	4.850%	6/15/44	17,101	16,499
Allergan Funding SCS	4.750%	3/15/45	7,584	7,286
Allergan Inc.	3.375%	9/15/20	5,975	5,969
Allergan Inc.	2.800%	3/15/23	500	472
Altria Group Inc.	9.250%	8/6/19	401	428
Altria Group Inc.	2.625%	1/14/20	16,498	16,398
Altria Group Inc.	4.750%	5/5/21	15,395	15,988
Altria Group Inc.	2.850%	8/9/22	9,550	9,324
Altria Group Inc.	2.950%	5/2/23	3,200	3,101
Altria Group Inc.	4.000%	1/31/24	11,900	12,045
Altria Group Inc.	2.625%	9/16/26	2,200	2,001
Altria Group Inc.	4.250%	8/9/42	9,166	8,548
Altria Group Inc.	4.500%	5/2/43	6,709	6,427
Altria Group Inc.	5.375%	1/31/44	12,738	13,786
Altria Group Inc.	3.875%	9/16/46	14,475	12,720
AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,543
AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,156
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,400
AmerisourceBergen Corp.	3.450%	12/15/27	6,425	5,903
AmerisourceBergen Corp.	4.250%	3/1/45	2,720	2,403
AmerisourceBergen Corp.	4.300%	12/15/47	6,675	5,883
Amgen Inc.	2.125%	5/1/20	9,345	9,195
Amgen Inc.	2.200%	5/11/20	12,235	12,041
Amgen Inc.	3.450%	10/1/20	2,825	2,843
Amgen Inc.	4.100%	6/15/21	7,515	7,673
Amgen Inc.	1.850%	8/19/21	6,725	6,431
Amgen Inc.	3.875%	11/15/21	6,320	6,416
Amgen Inc.	2.700%	5/1/22	3,675	3,570
Amgen Inc.	2.650%	5/11/22	4,050	3,929
Amgen Inc.	3.625%	5/15/22	11,075	11,135
Amgen Inc.	2.250%	8/19/23	7,100	6,657
Amgen Inc.	3.625%	5/22/24	15,429	15,358
Amgen Inc.	3.125%	5/1/25	3,100	2,960
Amgen Inc.	2.600%	8/19/26	10,950	9,876
Amgen Inc.	3.200%	11/2/27	9,930	9,274
Amgen Inc.	6.400%	2/1/39	2,100	2,539
Amgen Inc.	4.950%	10/1/41	4,575	4,696
Amgen Inc.	5.150%	11/15/41	6,675	7,034
Amgen Inc.	4.400%	5/1/45	21,100	20,146
Amgen Inc.	4.563%	6/15/48	17,377	16,966

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Amgen Inc.	4.663%	6/15/51	30,618	30,222
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	63,835	62,934
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	32,511	31,323
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,825	56,340
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,900	8,903
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	105,167	102,936
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	54,211	54,787
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	11,925	10,796
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	9,986	9,801
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	104,365	107,392
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	10,525	11,088
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,225	4,351
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	7,425	7,530
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	27,251	26,241
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	12,775	12,710
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	17,180	17,129
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,400	11,991
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	8,636
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	14,883
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,732	14,630
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	21,325	20,980
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	14,435	13,872
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,375	5,242
Archer-Daniels-Midland Co.	4.479%	3/1/21	587	607
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,550	7,850
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	618
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,740
Archer-Daniels-Midland Co.	4.535%	3/26/42	3,600	3,757
Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	6,244
Archer-Daniels-Midland Co.	3.750%	9/15/47	6,500	6,020
Ascension Health	3.945%	11/15/46	8,010	7,881
4 Ascension Health	4.847%	11/15/53	1,875	2,116
AstraZeneca plc	1.950%	9/18/19	5,900	5,829
AstraZeneca plc	2.375%	11/16/20	12,725	12,486
AstraZeneca plc	2.375%	6/12/22	7,875	7,567
AstraZeneca plc	3.375%	11/16/25	16,743	16,125
AstraZeneca plc	3.125%	6/12/27	5,100	4,783
AstraZeneca plc	6.450%	9/15/37	14,770	18,254
AstraZeneca plc	4.000%	9/18/42	11,675	10,936
AstraZeneca plc	4.375%	11/16/45	12,250	12,032
9 BAT Capital Corp.	2.297%	8/14/20	23,700	23,188
9 BAT Capital Corp.	2.764%	8/15/22	19,725	18,907
9 BAT Capital Corp.	3.222%	8/15/24	19,700	18,650
9 BAT Capital Corp.	3.557%	8/15/27	28,100	26,127
9 BAT Capital Corp.	4.390%	8/15/37	22,775	21,380
9 BAT Capital Corp.	4.540%	8/15/47	21,950	20,458
Baxalta Inc.	2.875%	6/23/20	5,475	5,415
Baxalta Inc.	3.600%	6/23/22	3,950	3,906
Baxalta Inc.	4.000%	6/23/25	16,000	15,660
Baxalta Inc.	5.250%	6/23/45	9,680	9,977
Baxter International Inc.	1.700%	8/15/21	4,425	4,209
Baxter International Inc.	2.600%	8/15/26	1,925	1,754
Baxter International Inc.	3.500%	8/15/46	4,025	3,449
Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	4,230	4,274

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Beam Suntory Inc.	3.250%	5/15/22	600	592
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,357
Becton Dickinson & Co.	2.675%	12/15/19	8,686	8,629
Becton Dickinson & Co.	2.404%	6/5/20	7,425	7,288
Becton Dickinson & Co.	3.250%	11/12/20	5,400	5,365
Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,038
Becton Dickinson & Co.	2.894%	6/6/22	14,425	13,961
Becton Dickinson & Co.	3.300%	3/1/23	3,000	2,915
Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,211
Becton Dickinson & Co.	3.363%	6/6/24	8,100	7,788
Becton Dickinson & Co.	3.734%	12/15/24	11,003	10,720
Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,585
Becton Dickinson & Co.	3.700%	6/6/27	20,600	19,462
Becton Dickinson & Co.	5.000%	11/12/40	5,847	5,901
Becton Dickinson & Co.	4.875%	5/15/44	1,150	1,106
Becton Dickinson & Co.	4.685%	12/15/44	10,775	10,432
Becton Dickinson & Co.	4.669%	6/6/47	8,550	8,271
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,500	2,582
Biogen Inc.	2.900%	9/15/20	17,941	17,833
Biogen Inc.	3.625%	9/15/22	12,891	12,897
Biogen Inc.	4.050%	9/15/25	14,995	15,044
Biogen Inc.	5.200%	9/15/45	17,855	18,790
Boston Children’s Hospital Corp. Revenue	4.115%	1/1/47	1,575	1,587
Boston Scientific Corp.	6.000%	1/15/20	3,720	3,874
Boston Scientific Corp.	2.850%	5/15/20	500	496
Boston Scientific Corp.	3.375%	5/15/22	2,975	2,942
Boston Scientific Corp.	4.125%	10/1/23	3,775	3,832
Boston Scientific Corp.	3.850%	5/15/25	5,550	5,492
Boston Scientific Corp.	4.000%	3/1/28	8,400	8,191
Boston Scientific Corp.	7.000%	11/15/35	4,625	5,897
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,554
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,675	12,078
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	117
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,750	1,740
Bristol-Myers Squibb Co.	3.250%	2/27/27	2,000	1,934
Bristol-Myers Squibb Co.	3.250%	8/1/42	4,615	4,063
Bristol-Myers Squibb Co.	4.500%	3/1/44	4,258	4,533
Brown-Forman Corp.	3.500%	4/15/25	3,250	3,220
Brown-Forman Corp.	4.500%	7/15/45	4,070	4,341
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,600	2,596
Bunge Ltd. Finance Corp.	3.000%	9/25/22	4,768	4,582
Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,340	3,917
Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,750	5,331
Campbell Soup Co.	3.300%	3/15/21	6,000	5,953
Campbell Soup Co.	2.500%	8/2/22	1,850	1,749
Campbell Soup Co.	3.650%	3/15/23	23,000	22,568
Campbell Soup Co.	3.950%	3/15/25	14,385	13,853
Campbell Soup Co.	3.300%	3/19/25	1,900	1,764
Campbell Soup Co.	4.150%	3/15/28	12,000	11,421
Campbell Soup Co.	3.800%	8/2/42	2,700	2,097
Campbell Soup Co.	4.800%	3/15/48	12,200	11,004
Cardinal Health Inc.	4.625%	12/15/20	5,135	5,275
Cardinal Health Inc.	2.616%	6/15/22	9,000	8,624
Cardinal Health Inc.	3.200%	6/15/22	2,070	2,027

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cardinal Health Inc.	3.200%	3/15/23	4,450	4,319
Cardinal Health Inc.	3.079%	6/15/24	4,700	4,424
Cardinal Health Inc.	3.750%	9/15/25	1,750	1,678
Cardinal Health Inc.	3.410%	6/15/27	10,215	9,362
Cardinal Health Inc.	4.600%	3/15/43	3,375	3,134
Cardinal Health Inc.	4.500%	11/15/44	2,850	2,576
Cardinal Health Inc.	4.900%	9/15/45	3,230	3,080
Cardinal Health Inc.	4.368%	6/15/47	5,150	4,533
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,225	3,117
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	6,925	6,536
Celgene Corp.	2.875%	8/15/20	12,475	12,376
Celgene Corp.	3.950%	10/15/20	10,310	10,446
Celgene Corp.	2.875%	2/19/21	6,175	6,132
Celgene Corp.	2.250%	8/15/21	3,450	3,316
Celgene Corp.	3.250%	8/15/22	8,450	8,283
Celgene Corp.	3.550%	8/15/22	3,985	3,956
Celgene Corp.	2.750%	2/15/23	5,400	5,150
Celgene Corp.	3.250%	2/20/23	5,650	5,502
Celgene Corp.	4.000%	8/15/23	3,550	3,582
Celgene Corp.	3.625%	5/15/24	15,900	15,491
Celgene Corp.	3.875%	8/15/25	22,350	21,737
Celgene Corp.	3.450%	11/15/27	3,885	3,571
Celgene Corp.	3.900%	2/20/28	16,625	15,756
Celgene Corp.	5.700%	10/15/40	2,792	2,922
Celgene Corp.	5.250%	8/15/43	5,130	5,223
Celgene Corp.	4.625%	5/15/44	5,750	5,336
Celgene Corp.	5.000%	8/15/45	17,115	16,593
Celgene Corp.	4.350%	11/15/47	10,800	9,542
Celgene Corp.	4.550%	2/20/48	13,075	11,905
Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	1,050	1,091
Church & Dwight Co. Inc.	2.450%	12/15/19	2,590	2,576
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,438
Church & Dwight Co. Inc.	3.150%	8/1/27	3,200	2,963
Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	2,882
City of Hope	5.623%	11/15/43	2,000	2,445
City of Hope	4.378%	8/15/48	7,375	7,572
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	3,215	3,414
Clorox Co.	3.800%	11/15/21	1,288	1,307
Clorox Co.	3.050%	9/15/22	4,675	4,618
Clorox Co.	3.500%	12/15/24	3,850	3,812
Clorox Co.	3.100%	10/1/27	3,025	2,835
Clorox Co.	3.900%	5/15/28	6,500	6,439
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	8,117	7,970
Coca-Cola Co.	1.875%	10/27/20	10,715	10,467
Coca-Cola Co.	2.450%	11/1/20	15,250	15,115
Coca-Cola Co.	3.150%	11/15/20	1,100	1,106
Coca-Cola Co.	1.550%	9/1/21	8,750	8,379
Coca-Cola Co.	3.300%	9/1/21	4,780	4,822
Coca-Cola Co.	2.200%	5/25/22	3,750	3,639
Coca-Cola Co.	2.500%	4/1/23	10,229	9,915
Coca-Cola Co.	3.200%	11/1/23	9,575	9,550
Coca-Cola Co.	2.875%	10/27/25	10,650	10,192
Coca-Cola Co.	2.550%	6/1/26	7,825	7,265

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Coca-Cola Co.	2.250%	9/1/26	7,975	7,216
Coca-Cola Co.	2.900%	5/25/27	5,975	5,652
Coca-Cola Co. European Partners plc	3.500%	9/15/20	4,250	4,255
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,925	1,965
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,480	6,490
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	8,720
Colgate-Palmolive Co.	2.450%	11/15/21	2,680	2,639
Colgate-Palmolive Co.	2.300%	5/3/22	8,311	8,107
Colgate-Palmolive Co.	2.250%	11/15/22	6,525	6,315
Colgate-Palmolive Co.	1.950%	2/1/23	6,800	6,462
Colgate-Palmolive Co.	2.100%	5/1/23	1,450	1,378
Colgate-Palmolive Co.	3.250%	3/15/24	4,200	4,201
Colgate-Palmolive Co.	4.000%	8/15/45	4,720	4,597
Colgate-Palmolive Co.	3.700%	8/1/47	5,550	5,183
Conagra Brands Inc.	3.250%	9/15/22	4,300	4,145
Conagra Brands Inc.	3.200%	1/25/23	6,011	5,787
Conagra Brands Inc.	7.000%	10/1/28	700	809
Conagra Brands Inc.	8.250%	9/15/30	3,825	4,955
Constellation Brands Inc.	2.000%	11/7/19	4,000	3,950
Constellation Brands Inc.	3.875%	11/15/19	11,500	11,630
Constellation Brands Inc.	2.250%	11/6/20	6,225	6,080
Constellation Brands Inc.	3.750%	5/1/21	4,261	4,298
Constellation Brands Inc.	2.700%	5/9/22	6,607	6,385
Constellation Brands Inc.	2.650%	11/7/22	6,825	6,539
Constellation Brands Inc.	3.200%	2/15/23	5,900	5,734
Constellation Brands Inc.	4.250%	5/1/23	11,800	12,041
Constellation Brands Inc.	4.750%	11/15/24	8,571	8,908
Constellation Brands Inc.	4.750%	12/1/25	2,700	2,794
Constellation Brands Inc.	3.700%	12/6/26	5,550	5,352
Constellation Brands Inc.	3.500%	5/9/27	1,875	1,775
Constellation Brands Inc.	3.600%	2/15/28	10,125	9,574
Constellation Brands Inc.	4.500%	5/9/47	3,875	3,682
Constellation Brands Inc.	4.100%	2/15/48	6,800	6,041
Covidien International Finance SA	4.200%	6/15/20	3,675	3,748
Covidien International Finance SA	3.200%	6/15/22	5,869	5,831
Covidien International Finance SA	2.950%	6/15/23	4,530	4,439
CVS Health Corp.	2.250%	8/12/19	3,940	3,898
CVS Health Corp.	3.125%	3/9/20	24,000	23,972
CVS Health Corp.	2.800%	7/20/20	22,175	21,959
CVS Health Corp.	3.350%	3/9/21	26,875	26,796
CVS Health Corp.	2.125%	6/1/21	10,470	10,064
CVS Health Corp.	3.500%	7/20/22	12,645	12,521
CVS Health Corp.	2.750%	12/1/22	10,490	10,058
CVS Health Corp.	4.750%	12/1/22	9,000	9,328
CVS Health Corp.	3.700%	3/9/23	33,665	33,459
CVS Health Corp.	4.000%	12/5/23	6,780	6,815
CVS Health Corp.	3.375%	8/12/24	9,365	9,039
CVS Health Corp.	4.100%	3/25/25	39,165	38,784
CVS Health Corp.	3.875%	7/20/25	31,173	30,473
CVS Health Corp.	2.875%	6/1/26	22,425	20,348
CVS Health Corp.	4.300%	3/25/28	82,150	80,947
CVS Health Corp.	4.875%	7/20/35	5,175	5,143
CVS Health Corp.	4.780%	3/25/38	25,450	25,197
CVS Health Corp.	6.125%	9/15/39	2,950	3,437
CVS Health Corp.	5.300%	12/5/43	10,850	11,314

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
CVS Health Corp.	5.125%	7/20/45	31,110	31,642
CVS Health Corp.	5.050%	3/25/48	75,200	76,142
Danaher Corp.	2.400%	9/15/20	3,350	3,309
Danaher Corp.	3.350%	9/15/25	3,725	3,662
Danaher Corp.	4.375%	9/15/45	4,150	4,321
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,146
Delhaize America LLC	9.000%	4/15/31	1,930	2,609
Diageo Capital plc	4.828%	7/15/20	4,050	4,186
Diageo Capital plc	2.625%	4/29/23	11,470	11,081
Diageo Capital plc	3.875%	5/18/28	1,000	1,008
Diageo Capital plc	5.875%	9/30/36	500	612
Diageo Capital plc	3.875%	4/29/43	5,569	5,385
Diageo Investment Corp.	2.875%	5/11/22	9,785	9,627
Diageo Investment Corp.	7.450%	4/15/35	1,150	1,604
Diageo Investment Corp.	4.250%	5/11/42	5,237	5,317
Dignity Health California GO	2.637%	11/1/19	2,250	2,233
Dignity Health California GO	3.125%	11/1/22	950	932
Dignity Health California GO	3.812%	11/1/24	5,150	5,076
Dignity Health California GO	4.500%	11/1/42	6,000	5,726
Dignity Health California GO	5.267%	11/1/64	1,075	1,093
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	3,475	3,406
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	2,725	2,586
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	4,350	4,166
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	3,650	3,434
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	3,500	3,057
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	4,300	3,977
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	305	391
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	4,750	4,404
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	3,000	2,737
Duke University Health System Inc.	3.920%	6/1/47	4,300	4,241
Edwards Lifesciences Corp.	4.300%	6/15/28	2,750	2,744
Eli Lilly & Co.	2.350%	5/15/22	1,500	1,459
Eli Lilly & Co.	2.750%	6/1/25	6,700	6,379
Eli Lilly & Co.	3.100%	5/15/27	5,500	5,258
Eli Lilly & Co.	5.550%	3/15/37	3,210	3,813
Eli Lilly & Co.	3.700%	3/1/45	7,400	6,990
Eli Lilly & Co.	3.950%	5/15/47	2,730	2,679
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,625	7,503
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,925	2,812
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,142
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,032
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,125	4,350
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,025	7,130
Express Scripts Holding Co.	2.600%	11/30/20	5,000	4,900
Express Scripts Holding Co.	3.300%	2/25/21	5,425	5,392
Express Scripts Holding Co.	4.750%	11/15/21	11,242	11,592
Express Scripts Holding Co.	3.900%	2/15/22	12,956	12,993
Express Scripts Holding Co.	3.050%	11/30/22	5,500	5,290
Express Scripts Holding Co.	3.000%	7/15/23	14,125	13,404
Express Scripts Holding Co.	3.500%	6/15/24	12,130	11,617
Express Scripts Holding Co.	4.500%	2/25/26	16,250	16,139
Express Scripts Holding Co.	3.400%	3/1/27	16,440	15,014
Express Scripts Holding Co.	6.125%	11/15/41	3,634	4,032
Express Scripts Holding Co.	4.800%	7/15/46	19,350	18,376

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Flowers Foods Inc.	4.375%	4/1/22	4,725	4,845
Flowers Foods Inc.	3.500%	10/1/26	1,950	1,846
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	568
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,200	3,151
Genentech Inc.	5.250%	7/15/35	600	687
General Mills Inc.	2.200%	10/21/19	11,700	11,563
General Mills Inc.	3.150%	12/15/21	7,875	7,767
General Mills Inc.	2.600%	10/12/22	4,550	4,346
General Mills Inc.	3.700%	10/17/23	7,250	7,166
General Mills Inc.	3.650%	2/15/24	825	815
General Mills Inc.	4.000%	4/17/25	1,000	986
General Mills Inc.	3.200%	2/10/27	4,675	4,275
General Mills Inc.	4.200%	4/17/28	11,500	11,250
General Mills Inc.	4.550%	4/17/38	4,300	4,094
General Mills Inc.	5.400%	6/15/40	3,500	3,656
General Mills Inc.	4.150%	2/15/43	1,500	1,326
General Mills Inc.	4.700%	4/17/48	8,920	8,519
Gilead Sciences Inc.	1.850%	9/20/19	1,500	1,483
Gilead Sciences Inc.	2.350%	2/1/20	4,025	3,986
Gilead Sciences Inc.	2.550%	9/1/20	19,503	19,266
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,715
Gilead Sciences Inc.	4.400%	12/1/21	17,764	18,340
Gilead Sciences Inc.	1.950%	3/1/22	4,375	4,174
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,584
Gilead Sciences Inc.	2.500%	9/1/23	10,875	10,364
Gilead Sciences Inc.	3.700%	4/1/24	23,500	23,544
Gilead Sciences Inc.	3.500%	2/1/25	10,660	10,496
Gilead Sciences Inc.	3.650%	3/1/26	21,246	20,970
Gilead Sciences Inc.	2.950%	3/1/27	10,650	9,937
Gilead Sciences Inc.	4.600%	9/1/35	7,875	8,072
Gilead Sciences Inc.	4.000%	9/1/36	6,500	6,239
Gilead Sciences Inc.	5.650%	12/1/41	5,460	6,258
Gilead Sciences Inc.	4.800%	4/1/44	15,475	16,127
Gilead Sciences Inc.	4.500%	2/1/45	15,150	15,124
Gilead Sciences Inc.	4.750%	3/1/46	19,820	20,405
Gilead Sciences Inc.	4.150%	3/1/47	18,925	18,066
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	4,825
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,725	11,731
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	12,650	12,639
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,000	12,096
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	975	1,108
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,360	31,225
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,225	4,257
GlaxoSmithKline Capital plc	3.125%	5/14/21	16,500	16,500
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,450	10,265
Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,240
Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,049
Hasbro Inc.	3.150%	5/15/21	3,200	3,171
Hasbro Inc.	6.350%	3/15/40	2,700	2,952
Hasbro Inc.	5.100%	5/15/44	4,513	4,277
Hershey Co.	2.900%	5/15/20	2,975	2,970
Hershey Co.	4.125%	12/1/20	2,195	2,253
Hershey Co.	3.100%	5/15/21	4,250	4,253
Hershey Co.	2.625%	5/1/23	2,750	2,654

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hershey Co.	3.375%	5/15/23	9,750	9,759
Hershey Co.	3.200%	8/21/25	1,695	1,652
Hershey Co.	2.300%	8/15/26	4,325	3,908
Hillshire Brands Co.	4.100%	9/15/20	2,100	2,132
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,250	5,277
Ingredion Inc.	4.625%	11/1/20	890	915
Ingredion Inc.	3.200%	10/1/26	4,000	3,730
JM Smucker Co.	2.200%	12/6/19	4,000	3,953
JM Smucker Co.	2.500%	3/15/20	7,414	7,323
JM Smucker Co.	3.500%	10/15/21	7,245	7,264
JM Smucker Co.	3.000%	3/15/22	2,605	2,552
JM Smucker Co.	3.500%	3/15/25	3,950	3,775
JM Smucker Co.	3.375%	12/15/27	6,825	6,361
JM Smucker Co.	4.250%	3/15/35	2,650	2,507
JM Smucker Co.	4.375%	3/15/45	6,400	5,928
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,125	3,039
Johnson & Johnson	1.875%	12/5/19	3,775	3,733
Johnson & Johnson	2.950%	9/1/20	9,250	9,299
Johnson & Johnson	1.950%	11/10/20	4,575	4,496
Johnson & Johnson	1.650%	3/1/21	10,550	10,248
Johnson & Johnson	3.550%	5/15/21	2,325	2,369
Johnson & Johnson	2.450%	12/5/21	5,000	4,944
Johnson & Johnson	2.250%	3/3/22	12,725	12,442
Johnson & Johnson	2.050%	3/1/23	9,369	8,964
Johnson & Johnson	6.730%	11/15/23	1,203	1,409
Johnson & Johnson	3.375%	12/5/23	6,875	6,947
Johnson & Johnson	2.625%	1/15/25	6,375	6,100
Johnson & Johnson	2.450%	3/1/26	17,200	16,132
Johnson & Johnson	2.950%	3/3/27	8,550	8,228
Johnson & Johnson	2.900%	1/15/28	11,580	11,033
Johnson & Johnson	6.950%	9/1/29	1,700	2,224
Johnson & Johnson	4.950%	5/15/33	4,600	5,182
Johnson & Johnson	4.375%	12/5/33	12,104	12,930
Johnson & Johnson	3.550%	3/1/36	6,225	6,010
Johnson & Johnson	3.625%	3/3/37	12,425	12,118
Johnson & Johnson	5.950%	8/15/37	3,489	4,451
Johnson & Johnson	3.400%	1/15/38	8,175	7,683
Johnson & Johnson	5.850%	7/15/38	3,797	4,819
Johnson & Johnson	4.500%	9/1/40	3,125	3,367
Johnson & Johnson	4.850%	5/15/41	200	225
Johnson & Johnson	4.500%	12/5/43	7,400	8,011
Johnson & Johnson	3.700%	3/1/46	19,925	19,283
Johnson & Johnson	3.750%	3/3/47	13,631	13,324
Johnson & Johnson	3.500%	1/15/48	7,500	6,988
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,851
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	4,703
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	5,927
Kaiser Foundation Hospitals	4.150%	5/1/47	11,075	11,185
Kellogg Co.	4.150%	11/15/19	300	304
Kellogg Co.	4.000%	12/15/20	8,805	8,985
Kellogg Co.	3.250%	5/14/21	3,375	3,375
Kellogg Co.	2.650%	12/1/23	7,350	6,984
Kellogg Co.	3.250%	4/1/26	5,025	4,704
Kellogg Co.	3.400%	11/15/27	8,475	7,857

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kellogg Co.	4.300%	5/15/28	4,375	4,321
Kellogg Co.	7.450%	4/1/31	867	1,093
Kellogg Co.	4.500%	4/1/46	10,500	9,925
Kimberly-Clark Corp.	1.850%	3/1/20	2,400	2,352
Kimberly-Clark Corp.	3.625%	8/1/20	4,429	4,479
Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,095
Kimberly-Clark Corp.	2.400%	3/1/22	5,325	5,180
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,536
Kimberly-Clark Corp.	3.050%	8/15/25	3,100	2,979
Kimberly-Clark Corp.	2.750%	2/15/26	2,950	2,764
Kimberly-Clark Corp.	6.625%	8/1/37	300	399
Kimberly-Clark Corp.	5.300%	3/1/41	8,275	9,649
Kimberly-Clark Corp.	3.700%	6/1/43	2,025	1,863
Kimberly-Clark Corp.	3.200%	7/30/46	5,625	4,810
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,671	2,917
Koninklijke Philips NV	6.875%	3/11/38	3,100	4,114
Koninklijke Philips NV	5.000%	3/15/42	6,700	7,426
Kraft Foods Group Inc.	5.375%	2/10/20	2,539	2,626
Kraft Foods Group Inc.	3.500%	6/6/22	7,175	7,104
Kraft Foods Group Inc.	6.875%	1/26/39	7,950	9,372
Kraft Foods Group Inc.	6.500%	2/9/40	7,900	8,901
Kraft Foods Group Inc.	5.000%	6/4/42	17,758	16,876
Kraft Heinz Foods Co.	2.800%	7/2/20	12,450	12,351
Kraft Heinz Foods Co.	3.375%	6/15/21	7,150	7,160
Kraft Heinz Foods Co.	3.500%	7/15/22	8,050	7,963
Kraft Heinz Foods Co.	4.000%	6/15/23	12,575	12,551
Kraft Heinz Foods Co.	3.950%	7/15/25	17,795	17,298
Kraft Heinz Foods Co.	3.000%	6/1/26	18,363	16,562
Kraft Heinz Foods Co.	4.625%	1/30/29	10,600	10,501
Kraft Heinz Foods Co.	5.000%	7/15/35	8,605	8,478
Kraft Heinz Foods Co.	5.200%	7/15/45	16,700	16,226
Kraft Heinz Foods Co.	4.375%	6/1/46	25,450	21,937
Kroger Co.	2.950%	11/1/21	9,461	9,283
Kroger Co.	4.450%	2/1/47	11,325	10,345
Kroger Co.	4.650%	1/15/48	8,925	8,374
Laboratory Corp. of America Holdings	2.625%	2/1/20	1,500	1,489
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,525	6,453
Laboratory Corp. of America Holdings	3.750%	8/23/22	550	553
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	557
Laboratory Corp. of America Holdings	3.250%	9/1/24	5,500	5,311
Laboratory Corp. of America Holdings	3.600%	2/1/25	8,558	8,354
Laboratory Corp. of America Holdings	3.600%	9/1/27	8,800	8,320
Laboratory Corp. of America Holdings	4.700%	2/1/45	8,000	7,739
Life Technologies Corp.	6.000%	3/1/20	3,690	3,846
Life Technologies Corp.	5.000%	1/15/21	2,175	2,248
9 Maple Escrow Subsidiary Inc.	3.551%	5/25/21	7,925	7,920
9 Maple Escrow Subsidiary Inc.	4.057%	5/25/23	16,625	16,686
9 Maple Escrow Subsidiary Inc.	4.417%	5/25/25	8,145	8,188
9 Maple Escrow Subsidiary Inc.	4.597%	5/25/28	21,300	21,333
9 Maple Escrow Subsidiary Inc.	4.985%	5/25/38	3,675	3,692
9 Maple Escrow Subsidiary Inc.	5.085%	5/25/48	6,625	6,672
4 Mayo Clinic	3.774%	11/15/43	5,125	4,979
4 Mayo Clinic	4.000%	11/15/47	1,875	1,856
4 Mayo Clinic	4.128%	11/15/52	1,150	1,174

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
McCormick & Co. Inc.	3.900%	7/15/21	875	884
McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,267
McCormick & Co. Inc.	3.150%	8/15/24	6,600	6,308
McCormick & Co. Inc.	3.400%	8/15/27	12,000	11,352
McCormick & Co. Inc.	4.200%	8/15/47	2,645	2,500
McKesson Corp.	2.700%	12/15/22	9,300	8,906
McKesson Corp.	2.850%	3/15/23	1,500	1,436
McKesson Corp.	3.796%	3/15/24	9,300	9,174
McKesson Corp.	3.950%	2/16/28	3,300	3,198
McKesson Corp.	6.000%	3/1/41	425	495
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,509	2,571
Mead Johnson Nutrition Co.	3.000%	11/15/20	5,950	5,922
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,935	7,071
Mead Johnson Nutrition Co.	5.900%	11/1/39	5,535	6,623
Mead Johnson Nutrition Co.	4.600%	6/1/44	3,535	3,660
Medco Health Solutions Inc.	4.125%	9/15/20	590	598
Medtronic Global Holdings SCA	3.350%	4/1/27	9,900	9,645
Medtronic Inc.	2.500%	3/15/20	36,242	35,964
Medtronic Inc.	4.125%	3/15/21	590	603
Medtronic Inc.	3.125%	3/15/22	17,233	17,133
Medtronic Inc.	3.150%	3/15/22	26,458	26,263
Medtronic Inc.	3.625%	3/15/24	5,800	5,830
Medtronic Inc.	3.500%	3/15/25	32,000	31,647
Medtronic Inc.	4.375%	3/15/35	28,142	29,101
Medtronic Inc.	6.500%	3/15/39	500	635
Medtronic Inc.	5.550%	3/15/40	1,725	2,008
Medtronic Inc.	4.500%	3/15/42	8,144	8,395
Medtronic Inc.	4.625%	3/15/44	4,881	5,133
Medtronic Inc.	4.625%	3/15/45	38,247	40,453
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	700	810
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	4,605	4,668
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	1,700	1,755
Merck & Co. Inc.	1.850%	2/10/20	11,900	11,719
Merck & Co. Inc.	3.875%	1/15/21	3,375	3,442
Merck & Co. Inc.	2.350%	2/10/22	9,934	9,674
Merck & Co. Inc.	2.400%	9/15/22	10,820	10,485
Merck & Co. Inc.	2.800%	5/18/23	15,650	15,305
Merck & Co. Inc.	2.750%	2/10/25	22,453	21,459
Merck & Co. Inc.	3.600%	9/15/42	8,020	7,536
Merck & Co. Inc.	4.150%	5/18/43	12,664	12,939
Merck & Co. Inc.	3.700%	2/10/45	19,109	18,172
Molson Coors Brewing Co.	1.450%	7/15/19	1,750	1,721
Molson Coors Brewing Co.	2.250%	3/15/20	4,950	4,868
Molson Coors Brewing Co.	2.100%	7/15/21	5,988	5,741
Molson Coors Brewing Co.	3.500%	5/1/22	1,050	1,048
Molson Coors Brewing Co.	3.000%	7/15/26	16,851	15,326
Molson Coors Brewing Co.	5.000%	5/1/42	6,875	6,912
Molson Coors Brewing Co.	4.200%	7/15/46	17,800	15,959
Mondelez International Inc.	4.625%	5/7/48	2,100	2,022
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,043
9 Mylan Inc.	3.125%	1/15/23	325	311

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Mylan Inc.	4.200%	11/29/23	7,135	7,147
9 Mylan Inc.	4.550%	4/15/28	7,000	6,839
Mylan Inc.	5.400%	11/29/43	4,770	4,717
9 Mylan Inc.	5.200%	4/15/48	7,075	6,814
Mylan NV	3.750%	12/15/20	350	352
Mylan NV	3.150%	6/15/21	11,852	11,703
Mylan NV	3.950%	6/15/26	18,920	18,064
Mylan NV	5.250%	6/15/46	7,775	7,512
New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,399
New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,542
Newell Brands Inc.	2.875%	12/1/19	4,375	4,348
Newell Brands Inc.	3.150%	4/1/21	9,392	9,298
Newell Brands Inc.	3.850%	4/1/23	18,200	17,926
Newell Brands Inc.	4.000%	12/1/24	7,930	7,796
Newell Brands Inc.	3.900%	11/1/25	3,825	3,617
Newell Brands Inc.	4.200%	4/1/26	16,681	16,116
Newell Brands Inc.	5.375%	4/1/36	7,100	6,983
Newell Brands Inc.	5.500%	4/1/46	14,575	14,188
Northwell Healthcare Inc.	3.979%	11/1/46	6,975	6,395
Northwell Healthcare Inc.	4.260%	11/1/47	8,050	7,739
Novartis Capital Corp.	1.800%	2/14/20	21,125	20,789
Novartis Capital Corp.	4.400%	4/24/20	8,550	8,773
Novartis Capital Corp.	2.400%	5/17/22	23,825	23,167
Novartis Capital Corp.	2.400%	9/21/22	25,209	24,416
Novartis Capital Corp.	3.400%	5/6/24	2,653	2,646
Novartis Capital Corp.	3.000%	11/20/25	7,250	6,976
Novartis Capital Corp.	3.100%	5/17/27	10,750	10,319
Novartis Capital Corp.	3.700%	9/21/42	3,650	3,470
Novartis Capital Corp.	4.400%	5/6/44	17,836	19,065
Novartis Capital Corp.	4.000%	11/20/45	9,600	9,582
NYU Hospitals Center	4.784%	7/1/44	3,425	3,751
4 NYU Hospitals Center	4.368%	7/1/47	4,375	4,441
Ochsner Clinic Foundation	5.897%	5/15/45	275	338
Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,182
Partners Healthcare System Inc.	3.765%	7/1/48	1,000	936
Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,479
PepsiCo Inc.	1.350%	10/4/19	9,825	9,666
PepsiCo Inc.	4.500%	1/15/20	2,800	2,874
PepsiCo Inc.	1.850%	4/30/20	10,625	10,431
PepsiCo Inc.	2.150%	10/14/20	12,050	11,858
PepsiCo Inc.	3.125%	11/1/20	5,425	5,453
PepsiCo Inc.	2.000%	4/15/21	6,950	6,774
PepsiCo Inc.	3.000%	8/25/21	12,620	12,622
PepsiCo Inc.	1.700%	10/6/21	6,125	5,857
PepsiCo Inc.	2.750%	3/5/22	18,070	17,869
PepsiCo Inc.	2.250%	5/2/22	6,000	5,802
PepsiCo Inc.	3.100%	7/17/22	3,425	3,417
PepsiCo Inc.	2.750%	3/1/23	7,775	7,594
PepsiCo Inc.	3.600%	3/1/24	1,200	1,214
PepsiCo Inc.	2.750%	4/30/25	6,850	6,530
PepsiCo Inc.	3.500%	7/17/25	3,925	3,909
PepsiCo Inc.	2.850%	2/24/26	2,400	2,280
PepsiCo Inc.	2.375%	10/6/26	15,500	14,136
PepsiCo Inc.	3.000%	10/15/27	15,900	15,072

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
PepsiCo Inc.	5.500%	1/15/40	8,125	9,611
PepsiCo Inc.	4.875%	11/1/40	6,625	7,319
PepsiCo Inc.	4.000%	3/5/42	7,600	7,450
PepsiCo Inc.	3.600%	8/13/42	4,100	3,805
PepsiCo Inc.	4.250%	10/22/44	3,675	3,733
PepsiCo Inc.	4.600%	7/17/45	4,760	5,081
PepsiCo Inc.	4.450%	4/14/46	10,000	10,490
PepsiCo Inc.	3.450%	10/6/46	12,775	11,391
PepsiCo Inc.	4.000%	5/2/47	7,945	7,797
PerkinElmer Inc.	5.000%	11/15/21	4,185	4,358
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,255
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,798	1,778
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,377
Perrigo Finance Unlimited Co.	4.375%	3/15/26	11,800	11,542
Perrigo Finance Unlimited Co.	4.900%	12/15/44	9,651	8,996
Pfizer Inc.	1.700%	12/15/19	14,775	14,572
Pfizer Inc.	1.950%	6/3/21	11,850	11,529
Pfizer Inc.	2.200%	12/15/21	4,250	4,133
Pfizer Inc.	3.000%	6/15/23	5,000	4,943
Pfizer Inc.	3.400%	5/15/24	650	650
Pfizer Inc.	2.750%	6/3/26	8,850	8,361
Pfizer Inc.	3.000%	12/15/26	23,850	22,871
Pfizer Inc.	4.000%	12/15/36	10,550	10,576
Pfizer Inc.	7.200%	3/15/39	19,540	27,084
Pfizer Inc.	4.300%	6/15/43	8,781	8,969
Pfizer Inc.	4.400%	5/15/44	8,275	8,586
Pfizer Inc.	4.125%	12/15/46	13,450	13,527
Pharmacia LLC	6.600%	12/1/28	5,048	6,226
Philip Morris International Inc.	2.000%	2/21/20	8,100	7,970
Philip Morris International Inc.	4.500%	3/26/20	375	384
Philip Morris International Inc.	1.875%	2/25/21	10,000	9,663
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,558
Philip Morris International Inc.	2.900%	11/15/21	3,500	3,443
Philip Morris International Inc.	2.625%	2/18/22	5,000	4,868
Philip Morris International Inc.	2.375%	8/17/22	5,450	5,216
Philip Morris International Inc.	2.500%	8/22/22	3,000	2,886
Philip Morris International Inc.	2.500%	11/2/22	5,900	5,664
Philip Morris International Inc.	2.625%	3/6/23	2,970	2,840
Philip Morris International Inc.	2.125%	5/10/23	4,230	3,949
Philip Morris International Inc.	3.600%	11/15/23	7,300	7,264
Philip Morris International Inc.	3.250%	11/10/24	12,600	12,189
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,496
Philip Morris International Inc.	2.750%	2/25/26	12,250	11,391
Philip Morris International Inc.	3.125%	8/17/27	4,500	4,251
Philip Morris International Inc.	3.125%	3/2/28	4,230	3,989
Philip Morris International Inc.	6.375%	5/16/38	6,600	7,971
Philip Morris International Inc.	4.375%	11/15/41	6,893	6,635
Philip Morris International Inc.	4.500%	3/20/42	6,515	6,368
Philip Morris International Inc.	3.875%	8/21/42	5,414	4,825
Philip Morris International Inc.	4.125%	3/4/43	7,090	6,598
Philip Morris International Inc.	4.875%	11/15/43	10,700	10,962
Philip Morris International Inc.	4.250%	11/10/44	11,260	10,648
4 Procter & Gamble - Esop	9.360%	1/1/21	696	753
Procter & Gamble Co.	1.750%	10/25/19	5,725	5,659

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Procter & Gamble Co.	1.900%	11/1/19	6,350	6,289
Procter & Gamble Co.	1.900%	10/23/20	9,650	9,454
Procter & Gamble Co.	1.850%	2/2/21	3,400	3,311
Procter & Gamble Co.	1.700%	11/3/21	7,105	6,830
Procter & Gamble Co.	2.300%	2/6/22	7,164	6,977
Procter & Gamble Co.	3.100%	8/15/23	7,975	7,955
Procter & Gamble Co.	2.700%	2/2/26	5,500	5,210
Procter & Gamble Co.	2.450%	11/3/26	9,300	8,589
Procter & Gamble Co.	2.850%	8/11/27	5,800	5,479
Procter & Gamble Co.	3.500%	10/25/47	5,450	4,972
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,165
4 Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,915
4 Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,500	3,347
Quest Diagnostics Inc.	4.750%	1/30/20	2,500	2,560
Quest Diagnostics Inc.	2.500%	3/30/20	2,250	2,222
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,377
Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,352
Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,203
Quest Diagnostics Inc.	3.450%	6/1/26	7,400	7,065
Quest Diagnostics Inc.	5.750%	1/30/40	876	961
Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,246
Reynolds American Inc.	6.875%	5/1/20	200	212
Reynolds American Inc.	3.250%	6/12/20	14,060	14,032
Reynolds American Inc.	4.000%	6/12/22	5,100	5,133
Reynolds American Inc.	4.850%	9/15/23	2,345	2,438
Reynolds American Inc.	4.450%	6/12/25	28,925	29,102
Reynolds American Inc.	5.700%	8/15/35	5,520	5,929
Reynolds American Inc.	7.250%	6/15/37	1,450	1,853
Reynolds American Inc.	8.125%	5/1/40	2,239	3,103
Reynolds American Inc.	7.000%	8/4/41	2,040	2,557
Reynolds American Inc.	5.850%	8/15/45	18,490	20,288
RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,356
Sanofi	4.000%	3/29/21	10,415	10,658
Sanofi	3.375%	6/19/23	11,000	11,026
Sanofi	3.625%	6/19/28	12,000	11,909
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	52,275	51,457
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	28,000	26,838
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	31,200	29,370
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,245	23,056
SSM Health Care Corp.	3.688%	6/1/23	6,000	6,023
SSM Health Care Corp.	3.823%	6/1/27	3,600	3,583
Stanford Health Care	3.795%	11/15/48	5,075	4,901
Stryker Corp.	4.375%	1/15/20	700	713
Stryker Corp.	2.625%	3/15/21	16,300	15,995
Stryker Corp.	3.375%	5/15/24	9,500	9,312
Stryker Corp.	3.375%	11/1/25	6,265	6,016
Stryker Corp.	3.500%	3/15/26	8,697	8,424
Stryker Corp.	3.650%	3/7/28	3,000	2,927
Stryker Corp.	4.100%	4/1/43	350	328
Stryker Corp.	4.375%	5/15/44	2,575	2,514
Stryker Corp.	4.625%	3/15/46	8,035	8,153
Sutter Health	3.695%	8/15/28	5,000	4,970
Sutter Health	4.091%	8/15/48	4,400	4,274
Sysco Corp.	2.600%	10/1/20	6,800	6,709

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sysco Corp.	2.500%	7/15/21	1,825	1,779
Sysco Corp.	3.550%	3/15/25	2,000	1,955
Sysco Corp.	3.750%	10/1/25	4,575	4,516
Sysco Corp.	3.300%	7/15/26	8,250	7,799
Sysco Corp.	3.250%	7/15/27	14,414	13,636
Sysco Corp.	4.850%	10/1/45	2,755	2,809
Sysco Corp.	4.500%	4/1/46	5,325	5,184
Sysco Corp.	4.450%	3/15/48	4,400	4,224
4 Texas Health Resources	4.330%	11/15/55	900	951
The Kroger Co.	1.500%	9/30/19	2,275	2,230
The Kroger Co.	6.150%	1/15/20	4,225	4,408
The Kroger Co.	3.300%	1/15/21	3,050	3,042
The Kroger Co.	2.600%	2/1/21	5,200	5,096
The Kroger Co.	3.400%	4/15/22	4,102	4,071
The Kroger Co.	2.800%	8/1/22	2,650	2,561
The Kroger Co.	3.850%	8/1/23	4,750	4,756
The Kroger Co.	4.000%	2/1/24	2,143	2,148
The Kroger Co.	3.500%	2/1/26	1,800	1,709
The Kroger Co.	2.650%	10/15/26	6,580	5,819
The Kroger Co.	3.700%	8/1/27	2,750	2,626
The Kroger Co.	7.700%	6/1/29	5,225	6,352
The Kroger Co.	8.000%	9/15/29	6,375	7,933
The Kroger Co.	7.500%	4/1/31	1,125	1,394
The Kroger Co.	6.900%	4/15/38	3,552	4,254
The Kroger Co.	5.400%	7/15/40	50	51
The Kroger Co.	5.000%	4/15/42	850	823
The Kroger Co.	5.150%	8/1/43	1,000	988
The Kroger Co.	3.875%	10/15/46	3,575	2,970
The Pepsi Bottling Group Inc.	7.000%	3/1/29	5,950	7,584
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	540
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,950	8,208
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,225	7,262
Thermo Fisher Scientific Inc.	3.300%	2/15/22	6,845	6,812
Thermo Fisher Scientific Inc.	3.150%	1/15/23	3,950	3,861
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,500	8,269
Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,275	1,294
Thermo Fisher Scientific Inc.	3.650%	12/15/25	7,975	7,803
Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,270	8,572
Thermo Fisher Scientific Inc.	3.200%	8/15/27	10,600	9,906
Thermo Fisher Scientific Inc.	5.300%	2/1/44	5,300	5,845
Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,200	3,961
Trinity Health Corp.	4.125%	12/1/45	5,020	4,910
Tupperware Brands Corp.	4.750%	6/1/21	3,870	3,967
Tyson Foods Inc.	2.650%	8/15/19	7,175	7,153
Tyson Foods Inc.	2.250%	8/23/21	1,350	1,299
Tyson Foods Inc.	4.500%	6/15/22	13,350	13,708
Tyson Foods Inc.	3.950%	8/15/24	11,173	11,165
Tyson Foods Inc.	3.550%	6/2/27	10,900	10,295
Tyson Foods Inc.	4.875%	8/15/34	7,280	7,397
Tyson Foods Inc.	5.150%	8/15/44	3,652	3,780
Tyson Foods Inc.	4.550%	6/2/47	6,375	6,097
Unilever Capital Corp.	1.800%	5/5/20	400	392
Unilever Capital Corp.	2.100%	7/30/20	1,545	1,514
Unilever Capital Corp.	4.250%	2/10/21	10,310	10,589

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Unilever Capital Corp.	1.375%	7/28/21	5,700	5,393
Unilever Capital Corp.	2.600%	5/5/24	9,925	9,472
Unilever Capital Corp.	3.100%	7/30/25	2,875	2,795
Unilever Capital Corp.	2.000%	7/28/26	6,200	5,516
Unilever Capital Corp.	3.500%	3/22/28	3,000	2,986
Unilever Capital Corp.	5.900%	11/15/32	3,125	3,835
Whirlpool Corp.	4.850%	6/15/21	1,625	1,684
Whirlpool Corp.	4.700%	6/1/22	6,700	6,951
Whirlpool Corp.	4.000%	3/1/24	2,675	2,695
Whirlpool Corp.	3.700%	5/1/25	2,400	2,342
Whirlpool Corp.	4.500%	6/1/46	5,425	5,031
Wyeth LLC	7.250%	3/1/23	2,000	2,328
Wyeth LLC	6.450%	2/1/24	9,825	11,350
Wyeth LLC	6.500%	2/1/34	4,025	5,086
Wyeth LLC	6.000%	2/15/36	1,680	2,061
Wyeth LLC	5.950%	4/1/37	17,460	21,265
Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,963
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	2,745	2,797
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	18,984	18,797
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,538
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,400	5,280
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,173
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,500	15,692
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	1,988
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,900	6,465
Zoetis Inc.	3.450%	11/13/20	3,100	3,109
Zoetis Inc.	3.250%	2/1/23	16,023	15,726
Zoetis Inc.	4.500%	11/13/25	3,040	3,144
Zoetis Inc.	3.000%	9/12/27	6,565	6,051
Zoetis Inc.	4.700%	2/1/43	9,390	9,638
Zoetis Inc.	3.950%	9/12/47	4,375	4,052

Energy (2.5%)
Anadarko Finance Co.	7.500%	5/1/31	6,075	7,476
Anadarko Petroleum Corp.	4.850%	3/15/21	7,425	7,647
Anadarko Petroleum Corp.	3.450%	7/15/24	5,345	5,149
Anadarko Petroleum Corp.	5.550%	3/15/26	23,670	25,308
Anadarko Petroleum Corp.	6.450%	9/15/36	14,405	16,640
Anadarko Petroleum Corp.	7.950%	6/15/39	300	394
Anadarko Petroleum Corp.	6.200%	3/15/40	5,125	5,759
Anadarko Petroleum Corp.	4.500%	7/15/44	700	646
Anadarko Petroleum Corp.	6.600%	3/15/46	9,450	11,367
Andeavor	5.375%	10/1/22	2,000	2,043
Andeavor	4.750%	12/15/23	20,450	21,217
Andeavor	5.125%	4/1/24	497	513
Andeavor	5.125%	12/15/26	15,800	16,511
Andeavor	3.800%	4/1/28	4,625	4,362
Andeavor	4.500%	4/1/48	4,900	4,453
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,575	1,538
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	6,545	6,291
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	11,750	11,353

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Apache Corp.	3.625%	2/1/21	6,710	6,731
Apache Corp.	3.250%	4/15/22	8,193	7,989
Apache Corp.	6.000%	1/15/37	8,975	9,746
Apache Corp.	5.100%	9/1/40	14,275	14,148
Apache Corp.	5.250%	2/1/42	340	341
Apache Corp.	4.750%	4/15/43	13,724	12,999
Apache Corp.	4.250%	1/15/44	8,900	7,850
Apache Finance Canada Corp.	7.750%	12/15/29	650	789
Baker Hughes a GE Co. LLC	3.200%	8/15/21	9,545	9,546
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,540	6,988
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	12,000	11,658
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	7,500	6,979
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	19,500	17,376
Boardwalk Pipelines LP	5.750%	9/15/19	3,245	3,329
Boardwalk Pipelines LP	3.375%	2/1/23	2,200	2,126
Boardwalk Pipelines LP	4.950%	12/15/24	575	586
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,980
Boardwalk Pipelines LP	4.450%	7/15/27	5,640	5,474
BP Capital Markets plc	1.768%	9/19/19	6,200	6,118
BP Capital Markets plc	2.521%	1/15/20	14,005	13,917
BP Capital Markets plc	2.315%	2/13/20	51,320	50,799
BP Capital Markets plc	4.500%	10/1/20	12,628	13,020
BP Capital Markets plc	4.742%	3/11/21	8,915	9,305
BP Capital Markets plc	2.112%	9/16/21	9,050	8,733
BP Capital Markets plc	3.561%	11/1/21	17,624	17,799
BP Capital Markets plc	3.062%	3/17/22	3,900	3,875
BP Capital Markets plc	3.245%	5/6/22	10,075	10,036
BP Capital Markets plc	2.520%	9/19/22	5,200	4,992
BP Capital Markets plc	2.500%	11/6/22	7,375	7,097
BP Capital Markets plc	2.750%	5/10/23	24,415	23,601
BP Capital Markets plc	3.994%	9/26/23	2,700	2,760
BP Capital Markets plc	3.216%	11/28/23	5,800	5,691
BP Capital Markets plc	3.814%	2/10/24	2,350	2,371
BP Capital Markets plc	3.535%	11/4/24	8,225	8,155
BP Capital Markets plc	3.506%	3/17/25	2,900	2,871
BP Capital Markets plc	3.119%	5/4/26	17,501	16,717
BP Capital Markets plc	3.017%	1/16/27	8,500	8,033
BP Capital Markets plc	3.588%	4/14/27	2,100	2,066
BP Capital Markets plc	3.279%	9/19/27	23,400	22,465
BP Capital Markets plc	3.723%	11/28/28	3,000	2,979
Buckeye Partners LP	4.875%	2/1/21	1,000	1,022
Buckeye Partners LP	4.150%	7/1/23	2,800	2,769
Buckeye Partners LP	3.950%	12/1/26	13,600	12,326
Buckeye Partners LP	4.125%	12/1/27	1,200	1,090
Buckeye Partners LP	5.850%	11/15/43	3,125	2,994
Buckeye Partners LP	5.600%	10/15/44	900	808
Burlington Resources Finance Co.	7.200%	8/15/31	9,262	11,807
Burlington Resources Finance Co.	7.400%	12/1/31	2,650	3,453
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	911
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	7,712
Canadian Natural Resources Ltd.	3.800%	4/15/24	10,595	10,463

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Canadian Natural Resources Ltd.	3.850%	6/1/27	16,900	16,480
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,305
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,325	2,716
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,457
Canadian Natural Resources Ltd.	6.500%	2/15/37	7,000	8,302
Canadian Natural Resources Ltd.	6.250%	3/15/38	7,743	9,056
Canadian Natural Resources Ltd.	6.750%	2/1/39	2,800	3,393
Canadian Natural Resources Ltd.	4.950%	6/1/47	5,900	6,095
Cenovus Energy Inc.	5.700%	10/15/19	10,700	10,967
Cenovus Energy Inc.	3.000%	8/15/22	4,509	4,312
Cenovus Energy Inc.	3.800%	9/15/23	5,425	5,276
Cenovus Energy Inc.	4.250%	4/15/27	9,500	9,120
Cenovus Energy Inc.	5.250%	6/15/37	7,100	7,011
Cenovus Energy Inc.	6.750%	11/15/39	13,900	15,290
Cenovus Energy Inc.	4.450%	9/15/42	4,960	4,259
Cenovus Energy Inc.	5.200%	9/15/43	3,500	3,277
Cenovus Energy Inc.	5.400%	6/15/47	13,550	13,245
Chevron Corp.	2.193%	11/15/19	11,675	11,564
Chevron Corp.	1.961%	3/3/20	13,450	13,256
Chevron Corp.	1.991%	3/3/20	4,500	4,434
Chevron Corp.	2.419%	11/17/20	7,950	7,853
Chevron Corp.	2.100%	5/16/21	9,450	9,204
Chevron Corp.	2.411%	3/3/22	7,150	6,980
Chevron Corp.	2.498%	3/3/22	4,350	4,248
Chevron Corp.	2.355%	12/5/22	17,744	16,965
Chevron Corp.	3.191%	6/24/23	28,283	28,024
Chevron Corp.	2.895%	3/3/24	16,000	15,488
Chevron Corp.	3.326%	11/17/25	400	395
Chevron Corp.	2.954%	5/16/26	13,800	13,224
Cimarex Energy Co.	4.375%	6/1/24	5,900	5,968
Cimarex Energy Co.	3.900%	5/15/27	19,300	18,498
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,550	1,540
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,248	10,262
Columbia Pipeline Group Inc.	5.800%	6/1/45	9,435	10,383
Concho Resources Inc.	3.750%	10/1/27	18,000	17,280
Concho Resources Inc.	4.875%	10/1/47	2,500	2,541
Conoco Funding Co.	7.250%	10/15/31	1,475	1,891
ConocoPhillips	5.900%	10/15/32	1,725	2,012
ConocoPhillips	5.900%	5/15/38	5,661	6,754
ConocoPhillips	6.500%	2/1/39	19,363	24,559
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,971	7,108
ConocoPhillips Co.	4.950%	3/15/26	22,085	23,786
ConocoPhillips Co.	4.150%	11/15/34	2,829	2,810
ConocoPhillips Co.	4.300%	11/15/44	1,375	1,388
ConocoPhillips Co.	5.950%	3/15/46	4,100	5,066
ConocoPhillips Holding Co.	6.950%	4/15/29	3,250	3,997
Continental Resources Inc.	4.500%	4/15/23	4,000	4,065
Continental Resources Inc.	4.375%	1/15/28	14,675	14,583
Continental Resources Inc.	4.900%	6/1/44	6,700	6,566
Devon Energy Corp.	4.000%	7/15/21	3,600	3,650
Devon Energy Corp.	3.250%	5/15/22	13,030	12,745
Devon Energy Corp.	5.850%	12/15/25	3,050	3,349
Devon Energy Corp.	7.950%	4/15/32	2,050	2,626
Devon Energy Corp.	5.600%	7/15/41	5,545	5,967

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Devon Energy Corp.	4.750%	5/15/42	15,800	15,385
Devon Energy Corp.	5.000%	6/15/45	13,630	13,775
Devon Financing Co. LLC	7.875%	9/30/31	7,700	9,724
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	3,900	3,866
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	2,000	1,975
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,421
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,672
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,275	6,549
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,810	2,793
Enable Midstream Partners LP	3.900%	5/15/24	6,100	5,885
Enable Midstream Partners LP	4.400%	3/15/27	9,000	8,497
Enable Midstream Partners LP	4.950%	5/15/28	6,200	6,031
Enable Midstream Partners LP	5.000%	5/15/44	1,125	988
Enbridge Energy Partners LP	5.200%	3/15/20	575	591
Enbridge Energy Partners LP	4.200%	9/15/21	9,950	10,031
Enbridge Energy Partners LP	5.875%	10/15/25	8,775	9,456
Enbridge Energy Partners LP	7.500%	4/15/38	6,525	8,069
Enbridge Energy Partners LP	5.500%	9/15/40	5,123	5,277
Enbridge Energy Partners LP	7.375%	10/15/45	3,390	4,287
Enbridge Inc.	2.900%	7/15/22	8,200	7,979
Enbridge Inc.	3.500%	6/10/24	1,100	1,061
Enbridge Inc.	4.250%	12/1/26	10,410	10,354
Enbridge Inc.	3.700%	7/15/27	6,500	6,156
Enbridge Inc.	4.500%	6/10/44	2,725	2,474
Enbridge Inc.	5.500%	12/1/46	4,825	5,190
Encana Corp.	3.900%	11/15/21	3,350	3,375
Encana Corp.	8.125%	9/15/30	1,400	1,790
Encana Corp.	7.375%	11/1/31	5,414	6,638
Encana Corp.	6.500%	8/15/34	8,800	10,197
Encana Corp.	6.625%	8/15/37	4,555	5,386
Encana Corp.	6.500%	2/1/38	4,300	5,053
Energy Transfer LP	4.150%	10/1/20	4,550	4,602
Energy Transfer LP	4.650%	6/1/21	3,727	3,820
Energy Transfer LP	5.200%	2/1/22	8,497	8,815
Energy Transfer LP	3.600%	2/1/23	4,808	4,688
Energy Transfer LP	4.900%	2/1/24	1,620	1,649
Energy Transfer LP	4.050%	3/15/25	18,685	17,996
Energy Transfer LP	4.750%	1/15/26	16,005	15,878
Energy Transfer LP	4.200%	4/15/27	3,300	3,122
Energy Transfer LP	8.250%	11/15/29	600	739
Energy Transfer LP	4.900%	3/15/35	2,950	2,651
Energy Transfer LP	6.625%	10/15/36	1,750	1,859
Energy Transfer LP	7.500%	7/1/38	3,357	3,884
Energy Transfer LP	6.050%	6/1/41	11,845	11,761
Energy Transfer LP	6.500%	2/1/42	10,201	10,567
Energy Transfer LP	5.150%	2/1/43	5,500	4,891
Energy Transfer LP	5.150%	3/15/45	6,680	5,889
Energy Transfer LP	6.125%	12/15/45	2,900	2,887
Energy Transfer LP	5.300%	4/15/47	13,775	12,446
Energy Transfer Partners LP	4.200%	9/15/23	3,200	3,198
Energy Transfer Partners LP	4.950%	6/15/28	2,000	1,997
Energy Transfer Partners LP	5.800%	6/15/38	5,500	5,438
Energy Transfer Partners LP	6.000%	6/15/48	8,010	7,968
Eni USA Inc.	7.300%	11/15/27	1,095	1,310

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
EnLink Midstream Partners LP	4.400%	4/1/24	18,577	17,837
EnLink Midstream Partners LP	4.150%	6/1/25	4,925	4,549
EnLink Midstream Partners LP	4.850%	7/15/26	7,800	7,376
EnLink Midstream Partners LP	5.600%	4/1/44	3,550	3,086
EnLink Midstream Partners LP	5.050%	4/1/45	440	359
EnLink Midstream Partners LP	5.450%	6/1/47	2,500	2,117
Enterprise Products Operating LLC	2.550%	10/15/19	6,900	6,849
Enterprise Products Operating LLC	5.200%	9/1/20	8,400	8,736
Enterprise Products Operating LLC	2.800%	2/15/21	6,300	6,221
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	988
Enterprise Products Operating LLC	4.050%	2/15/22	500	509
Enterprise Products Operating LLC	3.350%	3/15/23	14,959	14,701
Enterprise Products Operating LLC	3.900%	2/15/24	7,725	7,746
Enterprise Products Operating LLC	3.750%	2/15/25	14,925	14,772
Enterprise Products Operating LLC	3.700%	2/15/26	1,450	1,418
Enterprise Products Operating LLC	3.950%	2/15/27	1,800	1,786
Enterprise Products Operating LLC	6.875%	3/1/33	8,343	10,243
Enterprise Products Operating LLC	6.650%	10/15/34	235	283
Enterprise Products Operating LLC	7.550%	4/15/38	2,930	3,831
Enterprise Products Operating LLC	6.125%	10/15/39	4,695	5,376
Enterprise Products Operating LLC	6.450%	9/1/40	2,425	2,908
Enterprise Products Operating LLC	5.950%	2/1/41	10,065	11,368
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,670
Enterprise Products Operating LLC	4.850%	8/15/42	20,043	19,934
Enterprise Products Operating LLC	4.450%	2/15/43	13,817	12,917
Enterprise Products Operating LLC	4.850%	3/15/44	12,020	11,867
Enterprise Products Operating LLC	5.100%	2/15/45	1,690	1,738
Enterprise Products Operating LLC	4.900%	5/15/46	11,920	11,977
Enterprise Products Operating LLC	4.250%	2/15/48	14,500	13,487
Enterprise Products Operating LLC	4.950%	10/15/54	2,125	2,073
4 Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,954
4 Enterprise Products Operating LLC	5.375%	2/15/78	4,265	3,905
EOG Resources Inc.	4.400%	6/1/20	1,780	1,821
EOG Resources Inc.	4.100%	2/1/21	9,300	9,490
EOG Resources Inc.	2.625%	3/15/23	15,130	14,546
EOG Resources Inc.	3.150%	4/1/25	400	384
EOG Resources Inc.	4.150%	1/15/26	2,500	2,554
EOG Resources Inc.	3.900%	4/1/35	2,900	2,820
EQT Corp.	2.500%	10/1/20	1,450	1,414
EQT Corp.	4.875%	11/15/21	2,100	2,166
EQT Corp.	3.000%	10/1/22	3,800	3,650
EQT Corp.	3.900%	10/1/27	18,400	17,179
EQT Midstream Partners LP	4.750%	7/15/23	4,000	3,996
EQT Midstream Partners LP	4.125%	12/1/26	3,700	3,378
EQT Midstream Partners LP	5.500%	7/15/28	4,050	4,048
EQT Midstream Partners LP	6.500%	7/15/48	2,500	2,504
Exxon Mobil Corp.	1.912%	3/6/20	15,282	15,055
Exxon Mobil Corp.	2.222%	3/1/21	22,975	22,504
Exxon Mobil Corp.	2.397%	3/6/22	27,250	26,642
Exxon Mobil Corp.	2.726%	3/1/23	48,762	47,735
Exxon Mobil Corp.	3.176%	3/15/24	250	248
Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,414
Exxon Mobil Corp.	3.567%	3/6/45	4,850	4,497
Exxon Mobil Corp.	4.114%	3/1/46	19,750	20,085

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Halliburton Co.	3.250%	11/15/21	4,525	4,521
Halliburton Co.	3.500%	8/1/23	5,450	5,429
Halliburton Co.	3.800%	11/15/25	21,650	21,489
Halliburton Co.	4.850%	11/15/35	10,950	11,304
Halliburton Co.	6.700%	9/15/38	10,420	12,703
Halliburton Co.	7.450%	9/15/39	1,859	2,448
Halliburton Co.	4.500%	11/15/41	2,757	2,722
Halliburton Co.	4.750%	8/1/43	8,475	8,564
Halliburton Co.	5.000%	11/15/45	12,575	13,398
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	3,975	4,083
Hess Corp.	3.500%	7/15/24	1,600	1,514
Hess Corp.	4.300%	4/1/27	11,500	11,119
Hess Corp.	7.875%	10/1/29	1,900	2,286
Hess Corp.	7.300%	8/15/31	950	1,087
Hess Corp.	7.125%	3/15/33	2,050	2,345
Hess Corp.	6.000%	1/15/40	12,540	12,802
Hess Corp.	5.600%	2/15/41	9,330	9,403
Hess Corp.	5.800%	4/1/47	6,400	6,630
HollyFrontier Corp.	5.875%	4/1/26	2,450	2,621
Husky Energy Inc.	7.250%	12/15/19	2,020	2,134
Husky Energy Inc.	3.950%	4/15/22	24,875	25,094
Husky Energy Inc.	4.000%	4/15/24	5,300	5,299
Husky Energy Inc.	6.800%	9/15/37	4,210	5,121
Kerr-McGee Corp.	6.950%	7/1/24	5,505	6,255
Kerr-McGee Corp.	7.875%	9/15/31	1,575	1,990
Kinder Morgan Energy Partners LP	6.850%	2/15/20	9,975	10,504
Kinder Morgan Energy Partners LP	6.500%	4/1/20	4,961	5,197
Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,400	1,454
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,282
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,426	4,458
Kinder Morgan Energy Partners LP	3.950%	9/1/22	16,075	16,097
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,700	8,378
Kinder Morgan Energy Partners LP	3.500%	9/1/23	8,783	8,531
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	5,923
Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,612	8,592
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,236
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,000	2,333
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,113
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	6,781
Kinder Morgan Energy Partners LP	6.950%	1/15/38	5,815	6,621
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,425	9,118
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	4,860
Kinder Morgan Energy Partners LP	7.500%	11/15/40	150	178
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	4,385
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,700	8,628
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,391
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,400	5,703
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	924
Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,400	1,379
Kinder Morgan Inc.	3.050%	12/1/19	50	50
Kinder Morgan Inc.	6.500%	9/15/20	1,500	1,595
Kinder Morgan Inc.	3.150%	1/15/23	6,720	6,468
Kinder Morgan Inc.	4.300%	6/1/25	11,800	11,725
Kinder Morgan Inc.	4.300%	3/1/28	5,500	5,336

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,285
Kinder Morgan Inc.	7.750%	1/15/32	4,550	5,534
Kinder Morgan Inc.	5.300%	12/1/34	5,250	5,171
Kinder Morgan Inc.	5.550%	6/1/45	19,855	19,913
Kinder Morgan Inc.	5.050%	2/15/46	10,027	9,446
Kinder Morgan Inc.	5.200%	3/1/48	5,000	4,832
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	6,978
Magellan Midstream Partners LP	4.250%	2/1/21	4,050	4,133
Magellan Midstream Partners LP	5.000%	3/1/26	10,500	11,076
Magellan Midstream Partners LP	5.150%	10/15/43	2,925	3,053
Magellan Midstream Partners LP	4.250%	9/15/46	3,000	2,787
Magellan Midstream Partners LP	4.200%	10/3/47	6,660	6,090
Marathon Oil Corp.	2.700%	6/1/20	6,060	5,969
Marathon Oil Corp.	2.800%	11/1/22	7,600	7,287
Marathon Oil Corp.	3.850%	6/1/25	8,870	8,724
Marathon Oil Corp.	4.400%	7/15/27	12,000	12,056
Marathon Oil Corp.	6.800%	3/15/32	2,770	3,240
Marathon Oil Corp.	6.600%	10/1/37	7,741	9,251
Marathon Oil Corp.	5.200%	6/1/45	10,210	10,731
Marathon Petroleum Corp.	3.400%	12/15/20	2,800	2,806
Marathon Petroleum Corp.	5.125%	3/1/21	5,850	6,107
Marathon Petroleum Corp.	3.625%	9/15/24	5,150	5,022
Marathon Petroleum Corp.	6.500%	3/1/41	11,539	13,406
Marathon Petroleum Corp.	4.750%	9/15/44	1,776	1,688
Marathon Petroleum Corp.	5.000%	9/15/54	2,350	2,157
MPLX LP	3.375%	3/15/23	4,000	3,910
MPLX LP	4.500%	7/15/23	15,240	15,568
MPLX LP	4.875%	12/1/24	21,992	22,704
MPLX LP	4.000%	2/15/25	3,000	2,939
MPLX LP	4.875%	6/1/25	6,300	6,469
MPLX LP	4.125%	3/1/27	9,700	9,275
MPLX LP	4.000%	3/15/28	9,200	8,739
MPLX LP	4.500%	4/15/38	12,400	11,436
MPLX LP	5.200%	3/1/47	12,463	12,321
MPLX LP	4.700%	4/15/48	11,300	10,434
MPLX LP	4.900%	4/15/58	4,450	3,943
Nabors Industries Inc.	9.250%	1/15/19	5,255	5,444
National Fuel Gas Co.	3.950%	9/15/27	1,900	1,789
National Oilwell Varco Inc.	2.600%	12/1/22	23,165	22,007
National Oilwell Varco Inc.	3.950%	12/1/42	2,500	2,111
Noble Energy Inc.	4.150%	12/15/21	9,100	9,249
Noble Energy Inc.	3.850%	1/15/28	5,450	5,204
Noble Energy Inc.	6.000%	3/1/41	2,050	2,254
Noble Energy Inc.	5.250%	11/15/43	11,735	11,884
Noble Energy Inc.	5.050%	11/15/44	6,704	6,676
Noble Energy Inc.	4.950%	8/15/47	11,275	11,243
Occidental Petroleum Corp.	4.100%	2/1/21	17,210	17,616
Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,612
Occidental Petroleum Corp.	2.700%	2/15/23	12,972	12,585
Occidental Petroleum Corp.	3.500%	6/15/25	9,200	9,090
Occidental Petroleum Corp.	3.400%	4/15/26	12,000	11,674
Occidental Petroleum Corp.	4.625%	6/15/45	3,500	3,647
Occidental Petroleum Corp.	4.400%	4/15/46	5,325	5,403
Occidental Petroleum Corp.	4.100%	2/15/47	5,500	5,366

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
ONEOK Inc.	4.250%	2/1/22	8,000	8,110
ONEOK Inc.	7.500%	9/1/23	7,103	8,140
ONEOK Inc.	4.000%	7/13/27	3,800	3,675
ONEOK Inc.	4.550%	7/15/28	6,500	6,522
ONEOK Inc.	6.000%	6/15/35	600	652
ONEOK Inc.	4.950%	7/13/47	17,664	17,294
ONEOK Inc.	5.200%	7/15/48	1,250	1,271
ONEOK Partners LP	3.375%	10/1/22	16,209	15,970
ONEOK Partners LP	6.650%	10/1/36	8,403	9,927
ONEOK Partners LP	6.850%	10/15/37	6,525	7,791
ONEOK Partners LP	6.200%	9/15/43	3,200	3,584
9 Patterson-UTI Energy Inc.	3.950%	2/1/28	4,530	4,238
Petro-Canada	5.350%	7/15/33	1,325	1,440
Petro-Canada	5.950%	5/15/35	5,995	6,915
Petro-Canada	6.800%	5/15/38	5,525	7,031
Phillips 66	4.300%	4/1/22	13,560	13,969
Phillips 66	3.900%	3/15/28	10,000	9,773
Phillips 66	4.650%	11/15/34	500	501
Phillips 66	5.875%	5/1/42	10,960	12,710
Phillips 66	4.875%	11/15/44	16,105	16,631
Phillips 66 Partners LP	2.646%	2/15/20	1,255	1,241
Phillips 66 Partners LP	3.605%	2/15/25	3,500	3,340
Phillips 66 Partners LP	3.550%	10/1/26	7,950	7,400
Phillips 66 Partners LP	3.750%	3/1/28	2,000	1,866
Phillips 66 Partners LP	4.680%	2/15/45	3,375	3,134
Phillips 66 Partners LP	4.900%	10/1/46	8,090	7,769
Pioneer Natural Resources Co.	3.450%	1/15/21	4,000	4,008
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	8,904
Pioneer Natural Resources Co.	4.450%	1/15/26	9,650	9,913
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	12,660	13,067
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,460	1,498
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,840	3,773
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	7,507	7,066
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,596	2,532
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	14,960	14,175
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,715	6,687
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,575	7,431
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	2,975	2,702
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	8,575	7,067
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	9,325	8,151
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,200	1,086

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.750%	9/1/20	1,725	1,792
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.875%	3/1/22	5,950	6,292
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.000%	10/1/22	14,300	14,729
Sabine Pass Liquefaction LLC	5.625%	2/1/21	16,065	16,808
Sabine Pass Liquefaction LLC	6.250%	3/15/22	11,900	12,792
Sabine Pass Liquefaction LLC	5.625%	4/15/23	24,884	26,315
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,500	19,749
Sabine Pass Liquefaction LLC	5.625%	3/1/25	22,425	23,799
Sabine Pass Liquefaction LLC	5.875%	6/30/26	22,150	23,673
Sabine Pass Liquefaction LLC	5.000%	3/15/27	4,130	4,213
Sabine Pass Liquefaction LLC	4.200%	3/15/28	31,300	30,048
Schlumberger Investment SA	3.650%	12/1/23	17,113	17,236
Shell International Finance BV	1.375%	9/12/19	9,800	9,641
Shell International Finance BV	4.300%	9/22/19	35,850	36,500
Shell International Finance BV	4.375%	3/25/20	7,650	7,842
Shell International Finance BV	2.125%	5/11/20	10,075	9,938
Shell International Finance BV	2.250%	11/10/20	700	689
Shell International Finance BV	1.875%	5/10/21	19,950	19,338
Shell International Finance BV	1.750%	9/12/21	10,000	9,585
Shell International Finance BV	2.375%	8/21/22	11,865	11,492
Shell International Finance BV	2.250%	1/6/23	9,405	9,005
Shell International Finance BV	3.400%	8/12/23	7,080	7,076
Shell International Finance BV	3.250%	5/11/25	22,800	22,296
Shell International Finance BV	2.875%	5/10/26	16,600	15,767
Shell International Finance BV	2.500%	9/12/26	12,500	11,526
Shell International Finance BV	4.125%	5/11/35	25,641	25,973
Shell International Finance BV	6.375%	12/15/38	16,542	21,291
Shell International Finance BV	5.500%	3/25/40	4,025	4,697
Shell International Finance BV	3.625%	8/21/42	8,225	7,467
Shell International Finance BV	4.550%	8/12/43	4,575	4,808
Shell International Finance BV	4.375%	5/11/45	22,171	22,618
Shell International Finance BV	4.000%	5/10/46	25,150	24,255
Shell International Finance BV	3.750%	9/12/46	16,050	14,867
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	7,315	7,469
Spectra Energy Partners LP	4.750%	3/15/24	14,330	14,614
Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,641
Spectra Energy Partners LP	3.375%	10/15/26	9,425	8,682
Spectra Energy Partners LP	5.950%	9/25/43	2,240	2,460
Spectra Energy Partners LP	4.500%	3/15/45	3,300	3,054
Suncor Energy Inc.	3.600%	12/1/24	350	346
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,454
Suncor Energy Inc.	5.950%	12/1/34	575	666
Suncor Energy Inc.	6.500%	6/15/38	10,220	12,602
Suncor Energy Inc.	6.850%	6/1/39	2,255	2,872
Suncor Energy Inc.	4.000%	11/15/47	10,147	9,442
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	6,450	6,554
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	4,095	3,983
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	575	566
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	1,000	1,067
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	18,000	16,775

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	10,600	9,864
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	250	245
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	5,525	4,780
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	9,522
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	6,475	5,862
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	4,400	4,033
TC PipeLines LP	3.900%	5/25/27	2,600	2,436
TechnipFMC plc	3.450%	10/1/22	8,495	8,252
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	942
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,854
Total Capital Canada Ltd.	2.750%	7/15/23	6,800	6,577
Total Capital International SA	2.750%	6/19/21	22,825	22,650
Total Capital International SA	2.875%	2/17/22	10,975	10,850
Total Capital International SA	2.700%	1/25/23	11,290	10,974
Total Capital International SA	3.700%	1/15/24	7,925	7,990
Total Capital International SA	3.750%	4/10/24	2,991	3,012
Total Capital SA	4.450%	6/24/20	5,125	5,266
Total Capital SA	4.125%	1/28/21	2,955	3,033
TransCanada PipeLines Ltd.	2.125%	11/15/19	37,200	36,784
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,332	7,426
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,175	5,930
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,576
TransCanada PipeLines Ltd.	4.875%	1/15/26	5,221	5,448
TransCanada PipeLines Ltd.	4.250%	5/15/28	7,500	7,548
TransCanada PipeLines Ltd.	4.625%	3/1/34	7,850	7,890
TransCanada PipeLines Ltd.	5.600%	3/31/34	2,000	2,166
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,359
TransCanada PipeLines Ltd.	6.200%	10/15/37	14,075	16,095
TransCanada PipeLines Ltd.	4.750%	5/15/38	6,100	6,117
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,650	3,343
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,775	3,623
TransCanada PipeLines Ltd.	6.100%	6/1/40	4,275	4,842
TransCanada PipeLines Ltd.	5.000%	10/16/43	9,835	9,936
TransCanada PipeLines Ltd.	4.875%	5/15/48	9,300	9,468
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,162
9 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,099
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	535
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,195
9 Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,143
Valero Energy Corp.	6.125%	2/1/20	3,875	4,038
Valero Energy Corp.	3.650%	3/15/25	1,250	1,221
Valero Energy Corp.	3.400%	9/15/26	15,300	14,512
Valero Energy Corp.	4.350%	6/1/28	9,400	9,372
Valero Energy Corp.	7.500%	4/15/32	4,025	5,136
Valero Energy Corp.	6.625%	6/15/37	10,506	12,583
Valero Energy Corp.	4.900%	3/15/45	6,850	6,913
Valero Energy Partners LP	4.375%	12/15/26	5,800	5,703
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,038
Western Gas Partners LP	5.375%	6/1/21	7,175	7,434
Western Gas Partners LP	3.950%	6/1/25	4,300	4,078
Western Gas Partners LP	4.650%	7/1/26	2,000	1,966
Western Gas Partners LP	4.500%	3/1/28	850	816
Western Gas Partners LP	5.450%	4/1/44	11,925	11,220
Western Gas Partners LP	5.300%	3/1/48	3,500	3,250

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Williams Partners LP	5.250%	3/15/20	6,801	7,005
Williams Partners LP	4.000%	11/15/21	3,250	3,282
Williams Partners LP	3.600%	3/15/22	16,405	16,324
Williams Partners LP	3.350%	8/15/22	6,350	6,206
Williams Partners LP	4.500%	11/15/23	3,650	3,705
Williams Partners LP	4.300%	3/4/24	4,000	3,995
Williams Partners LP	3.900%	1/15/25	24,518	23,738
Williams Partners LP	4.000%	9/15/25	7,275	7,072
Williams Partners LP	3.750%	6/15/27	17,750	16,757
Williams Partners LP	6.300%	4/15/40	4,045	4,503
Williams Partners LP	5.800%	11/15/43	9,725	10,274
Williams Partners LP	5.400%	3/4/44	1,550	1,596
Williams Partners LP	4.900%	1/15/45	1,250	1,186
Williams Partners LP	5.100%	9/15/45	9,345	9,251
Williams Partners LP	4.850%	3/1/48	4,745	4,510

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	1,025	1,089
California Institute of Technology GO	4.700%	11/1/11	5,600	5,908
CBRE Services Inc.	5.250%	3/15/25	3,700	3,897
CBRE Services Inc.	4.875%	3/1/26	11,033	11,402
Cintas Corp. No 2	2.900%	4/1/22	3,500	3,422
Cintas Corp. No 2	3.250%	6/1/22	1,025	1,021
Cintas Corp. No 2	3.700%	4/1/27	8,075	7,940
Cintas Corp. No 2	6.150%	8/15/36	259	312
Fluor Corp.	3.375%	9/15/21	3,630	3,625
Fluor Corp.	3.500%	12/15/24	6,650	6,502
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	4,075	4,132
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	5,350	5,470
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	145	150
Massachusetts Institute of Technology GO	5.600%	7/1/11	6,425	8,273
Massachusetts Institute of Technology GO	4.678%	7/1/14	13,775	15,135
Massachusetts Institute of Technology GO	3.885%	7/1/16	4,800	4,466
4 Northwestern University Illinois GO	3.662%	12/1/57	2,100	2,020
4 Northwestern University Illinois GO	4.643%	12/1/44	4,850	5,612
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	2,700	2,684
President & Fellows of Harvard College
Massachusetts Revenue	3.300%	7/15/56	300	270
4 Rice University Texas GO	3.574%	5/15/45	20,800	20,174
Stanford University California GO	3.647%	5/1/48	6,035	5,955
4 University of Notre Dame du Lac	3.438%	2/15/45	7,925	7,525
University of Notre Dame du Lac	3.394%	2/15/48	2,700	2,533
University of Pennsylvania GO	4.674%	9/1/12	5,200	5,592
4 University of Southern California GO	3.028%	10/1/39	7,751	7,037
4 University of Southern California GO	3.841%	10/1/47	9,550	9,517

Technology (2.3%)
Adobe Systems Inc.	4.750%	2/1/20	7,575	7,784
Adobe Systems Inc.	3.250%	2/1/25	9,808	9,644
Alphabet Inc.	3.625%	5/19/21	3,125	3,192
Alphabet Inc.	1.998%	8/15/26	12,525	11,208
Altera Corp.	4.100%	11/15/23	6,000	6,233
Amphenol Corp.	2.200%	4/1/20	2,150	2,116

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Amphenol Corp.	3.125%	9/15/21	5,205	5,166
Analog Devices Inc.	2.850%	3/12/20	2,500	2,489
Analog Devices Inc.	2.500%	12/5/21	6,025	5,837
Analog Devices Inc.	2.875%	6/1/23	6,700	6,459
Analog Devices Inc.	3.125%	12/5/23	5,375	5,195
Analog Devices Inc.	3.500%	12/5/26	13,221	12,618
Apple Inc.	1.100%	8/2/19	16,299	16,048
Apple Inc.	1.500%	9/12/19	7,850	7,753
Apple Inc.	1.800%	11/13/19	8,050	7,969
Apple Inc.	1.550%	2/7/20	11,500	11,296
Apple Inc.	1.900%	2/7/20	6,000	5,926
Apple Inc.	2.000%	5/6/20	8,325	8,208
Apple Inc.	1.800%	5/11/20	8,025	7,886
Apple Inc.	2.000%	11/13/20	9,125	8,950
Apple Inc.	2.250%	2/23/21	37,695	37,034
Apple Inc.	2.850%	5/6/21	37,460	37,363
Apple Inc.	1.550%	8/4/21	10,525	10,086
Apple Inc.	2.150%	2/9/22	9,175	8,891
Apple Inc.	2.500%	2/9/22	17,000	16,665
Apple Inc.	2.300%	5/11/22	13,550	13,148
Apple Inc.	2.700%	5/13/22	20,909	20,605
Apple Inc.	2.400%	1/13/23	5,950	5,738
Apple Inc.	2.850%	2/23/23	12,600	12,399
Apple Inc.	2.400%	5/3/23	47,048	45,246
Apple Inc.	3.000%	2/9/24	12,600	12,337
Apple Inc.	3.450%	5/6/24	10,005	10,009
Apple Inc.	2.850%	5/11/24	25,750	24,893
Apple Inc.	2.750%	1/13/25	9,400	8,962
Apple Inc.	2.500%	2/9/25	12,675	11,908
Apple Inc.	3.200%	5/13/25	11,894	11,638
Apple Inc.	3.250%	2/23/26	43,175	42,069
Apple Inc.	2.450%	8/4/26	13,350	12,231
Apple Inc.	3.350%	2/9/27	26,320	25,691
Apple Inc.	3.200%	5/11/27	20,800	20,056
Apple Inc.	3.000%	6/20/27	25	24
Apple Inc.	2.900%	9/12/27	15,150	14,216
Apple Inc.	3.000%	11/13/27	11,925	11,327
Apple Inc.	4.500%	2/23/36	12,275	13,174
Apple Inc.	3.850%	5/4/43	22,050	20,929
Apple Inc.	4.450%	5/6/44	8,400	8,741
Apple Inc.	3.450%	2/9/45	13,358	11,878
Apple Inc.	4.375%	5/13/45	18,010	18,600
Apple Inc.	4.650%	2/23/46	46,000	49,515
Apple Inc.	3.850%	8/4/46	23,545	22,301
Apple Inc.	4.250%	2/9/47	3,370	3,409
Apple Inc.	3.750%	9/12/47	7,650	7,121
Apple Inc.	3.750%	11/13/47	11,050	10,320
Applied Materials Inc.	2.625%	10/1/20	3,325	3,293
Applied Materials Inc.	4.300%	6/15/21	6,890	7,116
Applied Materials Inc.	3.900%	10/1/25	13,905	14,127
Applied Materials Inc.	3.300%	4/1/27	7,900	7,650
Applied Materials Inc.	5.100%	10/1/35	4,200	4,607
Applied Materials Inc.	5.850%	6/15/41	5,685	6,815
Applied Materials Inc.	4.350%	4/1/47	7,425	7,390

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,466
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,392
Arrow Electronics Inc.	3.250%	9/8/24	4,410	4,110
Arrow Electronics Inc.	4.000%	4/1/25	3,070	2,993
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,307
Autodesk Inc.	3.125%	6/15/20	1,500	1,495
Autodesk Inc.	3.600%	12/15/22	825	821
Autodesk Inc.	4.375%	6/15/25	3,600	3,612
Autodesk Inc.	3.500%	6/15/27	4,450	4,148
Avnet Inc.	5.875%	6/15/20	4,300	4,481
Avnet Inc.	3.750%	12/1/21	2,025	2,012
Avnet Inc.	4.875%	12/1/22	3,050	3,127
Avnet Inc.	4.625%	4/15/26	4,775	4,707
Baidu Inc.	2.875%	7/6/22	14,875	14,317
Baidu Inc.	3.500%	11/28/22	7,325	7,215
Baidu Inc.	3.875%	9/29/23	8,400	8,349
Baidu Inc.	4.125%	6/30/25	100	99
Baidu Inc.	3.625%	7/6/27	5,375	5,058
Baidu Inc.	4.375%	3/29/28	4,025	3,996
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	23,625	23,317
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	6,150	5,956
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	29,250	28,452
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	14,175	13,348
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	20,990	20,316
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	9,075	8,396
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	52,576	49,638
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	10,150	9,210
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,150	2,179
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,579
CA Inc.	5.375%	12/1/19	3,620	3,721
CA Inc.	3.600%	8/1/20	5,900	5,924
CA Inc.	4.700%	3/15/27	2,775	2,787
Cadence Design Systems Inc.	4.375%	10/15/24	3,250	3,291
Cisco Systems Inc.	1.400%	9/20/19	9,800	9,663
Cisco Systems Inc.	4.450%	1/15/20	11,800	12,098
Cisco Systems Inc.	2.450%	6/15/20	12,325	12,252
Cisco Systems Inc.	2.200%	2/28/21	25,350	24,874
Cisco Systems Inc.	2.900%	3/4/21	1,250	1,249
Cisco Systems Inc.	1.850%	9/20/21	6,275	6,025
Cisco Systems Inc.	2.600%	2/28/23	5,250	5,088
Cisco Systems Inc.	2.200%	9/20/23	5,000	4,719
Cisco Systems Inc.	3.625%	3/4/24	5,750	5,824
Cisco Systems Inc.	2.950%	2/28/26	14,750	14,157
Cisco Systems Inc.	2.500%	9/20/26	7,175	6,634
Cisco Systems Inc.	5.900%	2/15/39	14,375	17,698
Cisco Systems Inc.	5.500%	1/15/40	16,217	19,337

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Citrix Systems Inc.	4.500%	12/1/27	7,700	7,459
Corning Inc.	4.250%	8/15/20	75	76
Corning Inc.	2.900%	5/15/22	4,675	4,587
Corning Inc.	5.750%	8/15/40	7,460	8,599
Corning Inc.	4.375%	11/15/57	6,525	5,700
9 Dell International LLC / EMC Corp.	5.450%	6/15/23	47,155	49,351
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	40,225	40,797
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	39,675	41,700
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	13,140	15,349
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	17,048	20,531
DXC Technology Co.	2.875%	3/27/20	3,615	3,584
DXC Technology Co.	4.250%	4/15/24	11,525	11,529
DXC Technology Co.	4.750%	4/15/27	6,025	6,074
Equifax Inc.	2.300%	6/1/21	9,550	9,193
Equifax Inc.	3.600%	8/15/21	1,350	1,347
Equifax Inc.	3.950%	6/15/23	2,000	1,990
Fidelity National Information Services Inc.	3.625%	10/15/20	15,258	15,358
Fidelity National Information Services Inc.	2.250%	8/15/21	6,450	6,207
Fidelity National Information Services Inc.	4.500%	10/15/22	2,490	2,572
Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,479
Fidelity National Information Services Inc.	3.875%	6/5/24	1,257	1,254
Fidelity National Information Services Inc.	5.000%	10/15/25	4,038	4,245
Fidelity National Information Services Inc.	3.000%	8/15/26	14,250	13,069
Fidelity National Information Services Inc.	4.250%	5/15/28	1,000	1,003
Fidelity National Information Services Inc.	4.500%	8/15/46	10,485	9,726
Fiserv Inc.	2.700%	6/1/20	7,575	7,500
Fiserv Inc.	3.500%	10/1/22	6,475	6,411
Fiserv Inc.	3.850%	6/1/25	9,375	9,326
Flex Ltd.	4.625%	2/15/20	1,725	1,751
Flex Ltd.	5.000%	2/15/23	2,730	2,795
Flex Ltd.	4.750%	6/15/25	25	25
Hewlett Packard Enterprise Co.	3.600%	10/15/20	33,530	33,694
Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,650	18,090
Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,070	22,520
Hewlett Packard Enterprise Co.	6.200%	10/15/35	6,275	6,320
Hewlett Packard Enterprise Co.	6.350%	10/15/45	16,125	15,916
HP Inc.	3.750%	12/1/20	1,984	1,999
HP Inc.	6.000%	9/15/41	7,620	7,733
IBM Credit LLC	1.625%	9/6/19	6,850	6,764
IBM Credit LLC	1.800%	1/20/21	7,200	6,984
IBM Credit LLC	2.650%	2/5/21	8,950	8,860
IBM Credit LLC	2.200%	9/8/22	6,500	6,217
IBM Credit LLC	3.000%	2/6/23	6,875	6,715
Intel Corp.	1.850%	5/11/20	7,300	7,183
Intel Corp.	2.450%	7/29/20	11,715	11,627
Intel Corp.	1.700%	5/19/21	5,225	5,034
Intel Corp.	3.300%	10/1/21	12,675	12,770
Intel Corp.	2.350%	5/11/22	5,550	5,391
Intel Corp.	3.100%	7/29/22	6,100	6,099
Intel Corp.	2.700%	12/15/22	13,650	13,362

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Intel Corp.	2.875%	5/11/24	13,200	12,771
Intel Corp.	3.700%	7/29/25	22,425	22,610
Intel Corp.	2.600%	5/19/26	8,650	8,063
Intel Corp.	4.000%	12/15/32	5,970	6,104
Intel Corp.	4.800%	10/1/41	7,072	7,834
Intel Corp.	4.100%	5/19/46	11,225	11,228
Intel Corp.	4.100%	5/11/47	270	269
Intel Corp.	3.734%	12/8/47	30,745	28,940
International Business Machines Corp.	8.375%	11/1/19	75	80
International Business Machines Corp.	1.900%	1/27/20	7,500	7,398
International Business Machines Corp.	1.625%	5/15/20	9,851	9,618
International Business Machines Corp.	2.250%	2/19/21	175	171
International Business Machines Corp.	2.900%	11/1/21	5,000	4,957
International Business Machines Corp.	2.500%	1/27/22	6,575	6,425
International Business Machines Corp.	1.875%	8/1/22	11,310	10,690
International Business Machines Corp.	2.875%	11/9/22	33,085	32,476
International Business Machines Corp.	3.375%	8/1/23	13,825	13,807
International Business Machines Corp.	3.625%	2/12/24	15,750	15,855
International Business Machines Corp.	7.000%	10/30/25	2,850	3,427
International Business Machines Corp.	3.450%	2/19/26	14,389	14,164
International Business Machines Corp.	3.300%	1/27/27	2,975	2,889
International Business Machines Corp.	6.220%	8/1/27	1,975	2,345
International Business Machines Corp.	6.500%	1/15/28	50	61
International Business Machines Corp.	5.875%	11/29/32	875	1,059
International Business Machines Corp.	5.600%	11/30/39	6,323	7,524
International Business Machines Corp.	4.000%	6/20/42	21,263	20,716
Jabil Inc.	5.625%	12/15/20	1,375	1,434
Jabil Inc.	4.700%	9/15/22	1,500	1,539
Jabil Inc.	3.950%	1/12/28	4,225	4,001
Juniper Networks Inc.	3.300%	6/15/20	1,000	995
Juniper Networks Inc.	4.600%	3/15/21	900	924
Juniper Networks Inc.	4.350%	6/15/25	3,225	3,212
Juniper Networks Inc.	5.950%	3/15/41	5,850	5,917
Keysight Technologies Inc.	3.300%	10/30/19	3,135	3,123
Keysight Technologies Inc.	4.550%	10/30/24	5,075	5,146
Keysight Technologies Inc.	4.600%	4/6/27	5,875	5,901
KLA-Tencor Corp.	4.125%	11/1/21	8,975	9,131
KLA-Tencor Corp.	4.650%	11/1/24	11,825	12,208
Lam Research Corp.	2.750%	3/15/20	3,300	3,280
Lam Research Corp.	2.800%	6/15/21	7,400	7,273
Lam Research Corp.	3.800%	3/15/25	3,401	3,388
Marvell Technology Group Ltd.	4.200%	6/22/23	4,700	4,694
Marvell Technology Group Ltd.	4.875%	6/22/28	5,425	5,398
Maxim Integrated Products Inc.	3.375%	3/15/23	3,875	3,819
Maxim Integrated Products Inc.	3.450%	6/15/27	5,225	4,936
Microsoft Corp.	1.100%	8/8/19	19,550	19,242
Microsoft Corp.	1.850%	2/6/20	9,170	9,053
Microsoft Corp.	1.850%	2/12/20	5,150	5,085
Microsoft Corp.	3.000%	10/1/20	2,000	2,013
Microsoft Corp.	2.000%	11/3/20	38,800	38,160
Microsoft Corp.	4.000%	2/8/21	3,800	3,914
Microsoft Corp.	1.550%	8/8/21	18,175	17,435
Microsoft Corp.	2.400%	2/6/22	13,050	12,779
Microsoft Corp.	2.375%	2/12/22	16,700	16,316

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Microsoft Corp.	2.650%	11/3/22	36,380	35,803
Microsoft Corp.	2.125%	11/15/22	4,400	4,231
Microsoft Corp.	2.375%	5/1/23	1,225	1,183
Microsoft Corp.	2.000%	8/8/23	15,700	14,818
Microsoft Corp.	3.625%	12/15/23	175	179
Microsoft Corp.	2.875%	2/6/24	26,525	26,003
Microsoft Corp.	2.700%	2/12/25	8,925	8,575
Microsoft Corp.	3.125%	11/3/25	25,250	24,791
Microsoft Corp.	2.400%	8/8/26	38,190	35,259
Microsoft Corp.	3.300%	2/6/27	33,017	32,587
Microsoft Corp.	3.500%	2/12/35	14,225	13,786
Microsoft Corp.	4.200%	11/3/35	5,235	5,505
Microsoft Corp.	3.450%	8/8/36	31,510	30,152
Microsoft Corp.	4.100%	2/6/37	25,670	26,547
Microsoft Corp.	5.200%	6/1/39	6,153	7,192
Microsoft Corp.	4.500%	10/1/40	6,435	7,005
Microsoft Corp.	5.300%	2/8/41	2,550	3,035
Microsoft Corp.	3.500%	11/15/42	7,630	7,152
Microsoft Corp.	3.750%	5/1/43	4,440	4,327
Microsoft Corp.	4.875%	12/15/43	8,750	9,934
Microsoft Corp.	3.750%	2/12/45	17,775	17,333
Microsoft Corp.	4.450%	11/3/45	25,200	27,245
Microsoft Corp.	3.700%	8/8/46	38,034	36,736
Microsoft Corp.	4.250%	2/6/47	26,100	27,661
Microsoft Corp.	4.000%	2/12/55	22,558	22,382
Microsoft Corp.	4.750%	11/3/55	1,150	1,299
Microsoft Corp.	3.950%	8/8/56	15,975	15,663
Microsoft Corp.	4.500%	2/6/57	16,800	18,162
Motorola Solutions Inc.	3.500%	9/1/21	325	322
Motorola Solutions Inc.	3.750%	5/15/22	6,425	6,376
Motorola Solutions Inc.	3.500%	3/1/23	6,090	5,880
Motorola Solutions Inc.	4.000%	9/1/24	7,100	6,924
Motorola Solutions Inc.	4.600%	2/23/28	6,150	6,076
Motorola Solutions Inc.	5.500%	9/1/44	3,125	2,913
NetApp Inc.	2.000%	9/27/19	3,975	3,924
NetApp Inc.	3.375%	6/15/21	4,350	4,317
NetApp Inc.	3.300%	9/29/24	3,775	3,608
NVIDIA Corp.	2.200%	9/16/21	10,000	9,676
NVIDIA Corp.	3.200%	9/16/26	9,755	9,395
Oracle Corp.	5.000%	7/8/19	13,000	13,303
Oracle Corp.	2.250%	10/8/19	25,175	25,058
Oracle Corp.	3.875%	7/15/20	7,933	8,084
Oracle Corp.	2.800%	7/8/21	12,635	12,539
Oracle Corp.	1.900%	9/15/21	36,025	34,637
Oracle Corp.	2.500%	5/15/22	9,000	8,762
Oracle Corp.	2.500%	10/15/22	21,110	20,446
Oracle Corp.	2.625%	2/15/23	7,950	7,697
Oracle Corp.	3.625%	7/15/23	50	51
Oracle Corp.	2.400%	9/15/23	16,075	15,253
Oracle Corp.	3.400%	7/8/24	21,950	21,735
Oracle Corp.	2.950%	11/15/24	32,680	31,457
Oracle Corp.	2.950%	5/15/25	20,750	19,781
Oracle Corp.	2.650%	7/15/26	26,090	24,052
Oracle Corp.	3.250%	11/15/27	23,495	22,437

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oracle Corp.	3.250%	5/15/30	3,172	2,993
Oracle Corp.	4.300%	7/8/34	14,600	14,836
Oracle Corp.	3.900%	5/15/35	10,700	10,326
Oracle Corp.	3.850%	7/15/36	19,225	18,378
Oracle Corp.	3.800%	11/15/37	16,975	16,036
Oracle Corp.	6.500%	4/15/38	3,875	4,936
Oracle Corp.	6.125%	7/8/39	5,380	6,610
Oracle Corp.	5.375%	7/15/40	19,222	21,700
Oracle Corp.	4.500%	7/8/44	8,900	9,022
Oracle Corp.	4.125%	5/15/45	18,425	17,684
Oracle Corp.	4.000%	7/15/46	24,825	23,345
Oracle Corp.	4.000%	11/15/47	25,070	23,654
Oracle Corp.	4.375%	5/15/55	9,550	9,317
QUALCOMM Inc.	1.850%	5/20/19	20,298	20,298
QUALCOMM Inc.	2.100%	5/20/20	13,240	13,240
QUALCOMM Inc.	2.250%	5/20/20	5,775	5,690
QUALCOMM Inc.	3.000%	5/20/22	17,150	16,888
QUALCOMM Inc.	2.600%	1/30/23	19,025	18,172
QUALCOMM Inc.	2.900%	5/20/24	27,670	26,140
QUALCOMM Inc.	3.450%	5/20/25	8,400	8,092
QUALCOMM Inc.	3.250%	5/20/27	17,650	16,434
QUALCOMM Inc.	4.650%	5/20/35	8,850	8,900
QUALCOMM Inc.	4.800%	5/20/45	11,435	11,450
QUALCOMM Inc.	4.300%	5/20/47	12,750	11,851
Salesforce.com Inc.	3.250%	4/11/23	8,450	8,404
Salesforce.com Inc.	3.700%	4/11/28	14,650	14,535
Seagate HDD Cayman	4.250%	3/1/22	9,000	8,910
Seagate HDD Cayman	4.750%	6/1/23	7,275	7,184
Seagate HDD Cayman	4.875%	3/1/24	4,500	4,388
Seagate HDD Cayman	4.750%	1/1/25	8,125	7,739
Seagate HDD Cayman	4.875%	6/1/27	5,335	4,962
Seagate HDD Cayman	5.750%	12/1/34	3,675	3,317
Tech Data Corp.	3.700%	2/15/22	4,350	4,257
Tech Data Corp.	4.950%	2/15/27	4,400	4,316
Texas Instruments Inc.	1.650%	8/3/19	5,450	5,383
Texas Instruments Inc.	2.750%	3/12/21	4,000	3,985
Texas Instruments Inc.	1.850%	5/15/22	4,250	4,059
Texas Instruments Inc.	2.250%	5/1/23	1,750	1,671
Texas Instruments Inc.	2.625%	5/15/24	3,975	3,802
Texas Instruments Inc.	2.900%	11/3/27	5,725	5,402
Texas Instruments Inc.	4.150%	5/15/48	13,600	13,791
Total System Services Inc.	3.800%	4/1/21	6,355	6,394
Total System Services Inc.	3.750%	6/1/23	5,450	5,394
Total System Services Inc.	4.000%	6/1/23	4,595	4,617
Total System Services Inc.	4.800%	4/1/26	9,879	10,086
Total System Services Inc.	4.450%	6/1/28	4,000	4,010
Trimble Inc.	4.150%	6/15/23	1,025	1,022
Trimble Inc.	4.750%	12/1/24	2,500	2,554
Trimble Inc.	4.900%	6/15/28	7,500	7,484
Tyco Electronics Group SA	4.875%	1/15/21	3,750	3,891
Tyco Electronics Group SA	3.500%	2/3/22	3,900	3,910
Tyco Electronics Group SA	3.450%	8/1/24	1,025	996
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,040
Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,757

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tyco Electronics Group SA	7.125%	10/1/37	9,700	13,156
Verisk Analytics Inc.	5.800%	5/1/21	3,760	3,986
Verisk Analytics Inc.	4.125%	9/12/22	8,125	8,279
Verisk Analytics Inc.	4.000%	6/15/25	6,600	6,491
Verisk Analytics Inc.	5.500%	6/15/45	4,370	4,488
VMware Inc.	2.300%	8/21/20	14,075	13,772
VMware Inc.	2.950%	8/21/22	12,600	12,066
VMware Inc.	3.900%	8/21/27	11,875	10,987
Xerox Corp.	5.625%	12/15/19	1,215	1,247
Xerox Corp.	2.800%	5/15/20	2,250	2,217
Xerox Corp.	2.750%	9/1/20	1,825	1,787
Xerox Corp.	4.500%	5/15/21	3,210	3,246
Xerox Corp.	3.625%	3/15/23	16,920	16,164
Xerox Corp.	6.750%	12/15/39	750	759
Xilinx Inc.	3.000%	3/15/21	9,450	9,366
Xilinx Inc.	2.950%	6/1/24	5,525	5,258

Transportation (0.6%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	3,755	3,887
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	899	893
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	4,152	4,268
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	1,668	1,628
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	5,824	5,590
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,228	1,193
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	951	925
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,949	1,936
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	2,924	2,841
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,895	3,732
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	9,552	9,008
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	2,109	1,986
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	6,639	6,212
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,691	2,615
4 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,401	1,400
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	5,500	5,256
Burlington Northern Santa Fe LLC	4.700%	10/1/19	25	26
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,750	3,788
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,340	2,357
Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,016

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,100	6,031
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,290	6,173
Burlington Northern Santa Fe LLC	3.850%	9/1/23	6,200	6,324
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,475	3,514
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,375
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	11,799
Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,400	11,023
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,026
Burlington Northern Santa Fe LLC	5.750%	5/1/40	12,450	14,795
Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,875	4,258
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	4,616
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	3,996
Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,304	4,356
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	9,657
Burlington Northern Santa Fe LLC	4.450%	3/15/43	10,340	10,514
Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	7,971
Burlington Northern Santa Fe LLC	4.550%	9/1/44	7,805	8,075
Burlington Northern Santa Fe LLC	4.150%	4/1/45	5,790	5,645
Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,076
Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,300	6,885
Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,150	12,841
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	5,717
Canadian National Railway Co.	2.400%	2/3/20	4,150	4,119
Canadian National Railway Co.	2.850%	12/15/21	11,235	11,124
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,694
Canadian National Railway Co.	6.900%	7/15/28	300	374
Canadian National Railway Co.	6.250%	8/1/34	370	467
Canadian National Railway Co.	6.200%	6/1/36	5,425	6,735
Canadian National Railway Co.	6.375%	11/15/37	195	250
Canadian National Railway Co.	3.200%	8/2/46	4,850	4,178
Canadian National Railway Co.	3.650%	2/3/48	6,450	5,999
Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,398
Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,810
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,359
Canadian Pacific Railway Co.	7.125%	10/15/31	1,456	1,844
Canadian Pacific Railway Co.	5.750%	3/15/33	100	115
Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	13,352
Canadian Pacific Railway Co.	5.750%	1/15/42	9,360	11,081
Canadian Pacific Railway Co.	4.800%	8/1/45	100	107
Canadian Pacific Railway Co.	6.125%	9/15/15	2,010	2,402
CH Robinson Worldwide Inc.	4.200%	4/15/28	4,200	4,131
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,066	1,114
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	3,060	3,118
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,118	5,136
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	946	947
CSX Corp.	4.250%	6/1/21	7,340	7,533
CSX Corp.	3.700%	11/1/23	1,200	1,203
CSX Corp.	3.350%	11/1/25	3,450	3,324
CSX Corp.	2.600%	11/1/26	1,400	1,263
CSX Corp.	3.250%	6/1/27	12,250	11,508

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
CSX Corp.	3.800%	3/1/28	13,250	12,915
CSX Corp.	6.000%	10/1/36	150	179
CSX Corp.	6.150%	5/1/37	4,500	5,424
CSX Corp.	6.220%	4/30/40	6,779	8,199
CSX Corp.	5.500%	4/15/41	4,900	5,431
CSX Corp.	4.750%	5/30/42	2,290	2,330
CSX Corp.	4.100%	3/15/44	4,525	4,220
CSX Corp.	3.800%	11/1/46	2,550	2,255
CSX Corp.	4.300%	3/1/48	9,475	9,023
CSX Corp.	3.950%	5/1/50	10,130	8,899
CSX Corp.	4.500%	8/1/54	235	223
CSX Corp.	4.250%	11/1/66	5,475	4,739
CSX Corp.	4.650%	3/1/68	5,720	5,307
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	5,930	6,486
4 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	2,347	2,457
4 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	360	364
4 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	788	803
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	937	917
Delta Air Lines Inc.	2.875%	3/13/20	7,050	6,985
Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,286
Delta Air Lines Inc.	3.400%	4/19/21	5,045	5,020
Delta Air Lines Inc.	3.625%	3/15/22	6,900	6,797
Delta Air Lines Inc.	3.800%	4/19/23	7,300	7,214
Delta Air Lines Inc.	4.375%	4/19/28	6,000	5,759
9 ERAC USA Finance LLC	2.350%	10/15/19	50	50
FedEx Corp.	2.300%	2/1/20	4,050	4,010
FedEx Corp.	2.625%	8/1/22	3,703	3,597
FedEx Corp.	4.000%	1/15/24	3,250	3,308
FedEx Corp.	3.200%	2/1/25	3,300	3,192
FedEx Corp.	3.250%	4/1/26	3,500	3,345
FedEx Corp.	3.300%	3/15/27	3,350	3,177
FedEx Corp.	3.400%	2/15/28	13,000	12,326
FedEx Corp.	4.900%	1/15/34	875	912
FedEx Corp.	3.900%	2/1/35	6,600	6,149
FedEx Corp.	3.875%	8/1/42	275	245
FedEx Corp.	4.100%	4/15/43	2,275	2,080
FedEx Corp.	5.100%	1/15/44	7,502	7,844
FedEx Corp.	4.750%	11/15/45	11,725	11,674
FedEx Corp.	4.550%	4/1/46	7,910	7,622
FedEx Corp.	4.400%	1/15/47	8,400	7,933
FedEx Corp.	4.050%	2/15/48	17,800	15,938
JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	5,947
Kansas City Southern	3.000%	5/15/23	13,974	13,395
Kansas City Southern	4.300%	5/15/43	4,440	4,096
Kansas City Southern	4.950%	8/15/45	10,525	10,574
Kansas City Southern	4.700%	5/1/48	4,500	4,354
Kirby Corp.	4.200%	3/1/28	7,825	7,765
4 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,849	2,699
Norfolk Southern Corp.	3.250%	12/1/21	1,000	998

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Norfolk Southern Corp.	3.000%	4/1/22	5,130	5,072
Norfolk Southern Corp.	2.903%	2/15/23	7,053	6,903
Norfolk Southern Corp.	3.850%	1/15/24	2,170	2,195
Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,712
Norfolk Southern Corp.	3.150%	6/1/27	6,000	5,618
Norfolk Southern Corp.	7.050%	5/1/37	800	1,053
Norfolk Southern Corp.	4.837%	10/1/41	9,748	10,177
Norfolk Southern Corp.	3.950%	10/1/42	2,125	1,972
Norfolk Southern Corp.	4.450%	6/15/45	5,320	5,313
Norfolk Southern Corp.	4.650%	1/15/46	3,900	3,981
Norfolk Southern Corp.	4.050%	8/15/52	12,324	11,324
Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,753
Norfolk Southern Railway Co.	9.750%	6/15/20	250	281
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	170	177
Ryder System Inc.	2.450%	9/3/19	700	695
Ryder System Inc.	2.650%	3/2/20	50	50
Ryder System Inc.	2.500%	5/11/20	2,000	1,971
Ryder System Inc.	2.875%	9/1/20	1,825	1,810
Ryder System Inc.	2.250%	9/1/21	350	337
Ryder System Inc.	3.400%	3/1/23	5,300	5,225
Ryder System Inc.	3.750%	6/9/23	12,000	11,988
Southwest Airlines Co.	2.750%	11/6/19	3,375	3,362
Southwest Airlines Co.	2.650%	11/5/20	3,505	3,457
Southwest Airlines Co.	2.750%	11/16/22	1,000	972
Southwest Airlines Co.	3.000%	11/15/26	3,425	3,150
Southwest Airlines Co.	3.450%	11/16/27	2,650	2,518
4 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	246	259
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	2,246	2,231
Trinity Industries Inc.	4.550%	10/1/24	1,250	1,195
Union Pacific Corp.	1.800%	2/1/20	1,000	981
Union Pacific Corp.	2.250%	6/19/20	6,300	6,198
Union Pacific Corp.	4.000%	2/1/21	4,325	4,406
Union Pacific Corp.	3.200%	6/8/21	4,025	4,031
Union Pacific Corp.	4.163%	7/15/22	9,746	10,053
Union Pacific Corp.	2.750%	4/15/23	7,240	7,017
Union Pacific Corp.	3.500%	6/8/23	9,825	9,824
Union Pacific Corp.	3.646%	2/15/24	3,543	3,547
Union Pacific Corp.	3.250%	1/15/25	4,200	4,066
Union Pacific Corp.	3.750%	7/15/25	5,950	5,965
Union Pacific Corp.	3.250%	8/15/25	4,200	4,073
Union Pacific Corp.	2.750%	3/1/26	5,475	5,083
Union Pacific Corp.	3.000%	4/15/27	4,785	4,513
Union Pacific Corp.	3.950%	9/10/28	11,935	11,947
Union Pacific Corp.	3.375%	2/1/35	4,400	3,941
Union Pacific Corp.	3.600%	9/15/37	4,685	4,289
Union Pacific Corp.	4.375%	9/10/38	3,900	3,939
Union Pacific Corp.	4.250%	4/15/43	100	98
Union Pacific Corp.	4.821%	2/1/44	500	523
Union Pacific Corp.	4.150%	1/15/45	350	336
Union Pacific Corp.	4.050%	11/15/45	7,225	6,871
Union Pacific Corp.	3.350%	8/15/46	3,050	2,563

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Union Pacific Corp.	4.000%	4/15/47	3,850	3,637
Union Pacific Corp.	4.500%	9/10/48	8,665	8,780
Union Pacific Corp.	3.799%	10/1/51	16,224	14,328
Union Pacific Corp.	3.875%	2/1/55	5,435	4,743
Union Pacific Corp.	4.375%	11/15/65	10,960	10,096
Union Pacific Corp.	4.100%	9/15/67	6,045	5,283
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	444	487
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	2,172	2,198
4 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	4,560	4,547
4 United Airlines 2014-2 Class A Pass
Through Trust	3.750%	3/3/28	2,229	2,191
4 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	1,750	1,707
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	3,681	3,536
4 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	3,408	3,278
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	23,002	21,697
4 United Airlines 2016-2 Class A Pass
Through Trust	3.100%	10/7/28	1,241	1,157
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	4,328	4,017
4 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	325	312
United Parcel Service Inc.	3.125%	1/15/21	7,200	7,237
United Parcel Service Inc.	2.050%	4/1/21	11,900	11,618
United Parcel Service Inc.	2.350%	5/16/22	6,000	5,819
United Parcel Service Inc.	2.450%	10/1/22	14,776	14,298
United Parcel Service Inc.	2.500%	4/1/23	13,700	13,223
United Parcel Service Inc.	2.800%	11/15/24	14,050	13,451
United Parcel Service Inc.	2.400%	11/15/26	10,550	9,595
United Parcel Service Inc.	3.050%	11/15/27	14,900	14,182
United Parcel Service Inc.	6.200%	1/15/38	9,650	12,089
United Parcel Service Inc.	4.875%	11/15/40	3,625	3,957
United Parcel Service Inc.	3.625%	10/1/42	2,400	2,199
United Parcel Service Inc.	3.400%	11/15/46	2,125	1,823
United Parcel Service Inc.	3.750%	11/15/47	13,580	12,503
United Parcel Service of America Inc.	8.375%	4/1/30	500	670
				25,877,895
Utilities (1.9%)
Electric (1.7%)
AEP Texas Inc.	2.400%	10/1/22	2,700	2,587
9 AEP Texas Inc.	3.950%	6/1/28	4,275	4,273
AEP Texas Inc.	3.800%	10/1/47	3,000	2,790
AEP Transmission Co. LLC	4.000%	12/1/46	3,721	3,611
AEP Transmission Co. LLC	3.750%	12/1/47	7,030	6,500
Alabama Power Co.	2.450%	3/30/22	6,500	6,264
Alabama Power Co.	3.550%	12/1/23	8,800	8,837
Alabama Power Co.	6.125%	5/15/38	900	1,114
Alabama Power Co.	6.000%	3/1/39	2,400	3,005

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Alabama Power Co.	3.850%	12/1/42	1,850	1,755
Alabama Power Co.	4.150%	8/15/44	2,550	2,518
Alabama Power Co.	3.750%	3/1/45	3,615	3,362
Alabama Power Co.	4.300%	1/2/46	9,950	10,000
Alabama Power Co.	3.700%	12/1/47	4,475	4,143
Alabama Power Co.	4.300%	7/15/48	4,400	4,468
Ameren Corp.	2.700%	11/15/20	2,550	2,515
Ameren Corp.	3.650%	2/15/26	2,775	2,688
Ameren Illinois Co.	2.700%	9/1/22	3,170	3,087
Ameren Illinois Co.	3.250%	3/1/25	1,890	1,846
Ameren Illinois Co.	3.800%	5/15/28	4,000	4,024
Ameren Illinois Co.	4.150%	3/15/46	525	526
Ameren Illinois Co.	3.700%	12/1/47	7,675	7,168
American Electric Power Co. Inc.	2.150%	11/13/20	2,825	2,757
American Electric Power Co. Inc.	3.200%	11/13/27	4,300	4,012
Appalachian Power Co.	4.600%	3/30/21	13,850	14,246
Appalachian Power Co.	7.000%	4/1/38	1,880	2,500
Appalachian Power Co.	4.400%	5/15/44	4,000	4,094
Appalachian Power Co.	4.450%	6/1/45	1,650	1,682
Arizona Public Service Co.	3.150%	5/15/25	650	629
Arizona Public Service Co.	2.950%	9/15/27	5,300	4,978
Arizona Public Service Co.	4.500%	4/1/42	4,875	5,079
Arizona Public Service Co.	4.350%	11/15/45	1,600	1,628
Arizona Public Service Co.	3.750%	5/15/46	7,050	6,600
Avangrid Inc.	3.150%	12/1/24	5,495	5,280
Avista Corp.	4.350%	6/1/48	3,200	3,233
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,861
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,225	3,188
Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	7,807
Baltimore Gas & Electric Co.	3.500%	8/15/46	10,745	9,545
Baltimore Gas & Electric Co.	3.750%	8/15/47	2,325	2,162
Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,975	5,850
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,875	6,705
Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,925	5,984
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,879
Berkshire Hathaway Energy Co.	3.250%	4/15/28	750	714
Berkshire Hathaway Energy Co.	6.125%	4/1/36	13,225	16,277
Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,542	6,757
Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,055	9,049
Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,350	8,168
Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,675	5,801
Berkshire Hathaway Energy Co.	3.800%	7/15/48	4,600	4,223
Black Hills Corp.	3.950%	1/15/26	1,300	1,286
Black Hills Corp.	3.150%	1/15/27	3,375	3,138
Black Hills Corp.	4.200%	9/15/46	4,025	3,846
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,574
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	669
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,800	8,899
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,000	1,884
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,572
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	400	424
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	4,000	3,919
CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,174
Cleco Corporate Holdings LLC	3.743%	5/1/26	4,600	4,344

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cleco Corporate Holdings LLC	4.973%	5/1/46	3,975	3,878
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,750	1,913
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	3,856
CMS Energy Corp.	6.250%	2/1/20	2,900	3,027
CMS Energy Corp.	5.050%	3/15/22	50	52
CMS Energy Corp.	3.000%	5/15/26	2,650	2,483
CMS Energy Corp.	3.450%	8/15/27	2,975	2,836
CMS Energy Corp.	4.875%	3/1/44	4,995	5,295
Commonwealth Edison Co.	4.000%	8/1/20	5,200	5,292
Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,108
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,426
Commonwealth Edison Co.	2.950%	8/15/27	3,000	2,815
Commonwealth Edison Co.	5.900%	3/15/36	3,330	4,056
Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,924
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,280
Commonwealth Edison Co.	4.600%	8/15/43	2,000	2,163
Commonwealth Edison Co.	3.700%	3/1/45	4,650	4,358
Commonwealth Edison Co.	4.350%	11/15/45	12,925	13,177
Commonwealth Edison Co.	3.650%	6/15/46	8,425	7,734
Commonwealth Edison Co.	3.750%	8/15/47	4,800	4,509
Connecticut Light & Power Co.	2.500%	1/15/23	10,083	9,724
Connecticut Light & Power Co.	3.200%	3/15/27	2,500	2,398
Connecticut Light & Power Co.	4.300%	4/15/44	4,800	4,968
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,711
Connecticut Light & Power Co.	4.000%	4/1/48	4,250	4,215
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	6,775	6,945
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,023
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,100	1,251
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	8,615	10,117
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,022
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	693
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,025	4,642
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,445
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	115
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	5,240
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	15,120	15,449
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,875	1,939
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	4,500	4,187
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	10,025	9,341
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	7,267
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,563
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,000	6,024
Consolidated Edison Inc.	2.000%	3/15/20	3,475	3,410
Consolidated Edison Inc.	2.000%	5/15/21	2,675	2,577
Constellation Energy Group Inc.	5.150%	12/1/20	4,405	4,554
Consumers Energy Co.	6.700%	9/15/19	8,110	8,446
Consumers Energy Co.	5.650%	4/15/20	1,375	1,440
Consumers Energy Co.	2.850%	5/15/22	3,516	3,455
Consumers Energy Co.	3.375%	8/15/23	925	920
Consumers Energy Co.	3.950%	5/15/43	3,975	3,926
Consumers Energy Co.	3.250%	8/15/46	3,375	2,951
Consumers Energy Co.	3.950%	7/15/47	2,750	2,686
Consumers Energy Co.	4.050%	5/15/48	10,270	10,273
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,174

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Delmarva Power & Light Co.	4.150%	5/15/45	5,025	4,994
Dominion Energy Inc.	2.500%	12/1/19	2,900	2,874
Dominion Energy Inc.	2.579%	7/1/20	5,000	4,927
Dominion Energy Inc.	4.450%	3/15/21	6,083	6,228
Dominion Energy Inc.	2.000%	8/15/21	5,100	4,871
Dominion Energy Inc.	2.750%	1/15/22	3,825	3,707
Dominion Energy Inc.	2.750%	9/15/22	450	433
Dominion Energy Inc.	3.625%	12/1/24	5,300	5,196
Dominion Energy Inc.	3.900%	10/1/25	3,550	3,493
Dominion Energy Inc.	2.850%	8/15/26	4,875	4,424
Dominion Energy Inc.	4.250%	6/1/28	2,625	2,626
Dominion Energy Inc.	6.300%	3/15/33	2,675	3,142
Dominion Energy Inc.	5.950%	6/15/35	6,075	6,972
Dominion Energy Inc.	7.000%	6/15/38	3,350	4,270
Dominion Energy Inc.	4.900%	8/1/41	5,660	5,828
Dominion Energy Inc.	4.050%	9/15/42	6,747	6,191
Dominion Energy Inc.	4.700%	12/1/44	3,875	3,911
4 Dominion Energy Inc.	5.750%	10/1/54	625	651
DTE Electric Co.	3.450%	10/1/20	6,730	6,770
DTE Electric Co.	3.650%	3/15/24	2,510	2,525
DTE Electric Co.	3.375%	3/1/25	150	148
DTE Electric Co.	4.000%	4/1/43	1,971	1,932
DTE Electric Co.	3.700%	3/15/45	4,300	4,023
DTE Electric Co.	3.700%	6/1/46	4,500	4,268
DTE Electric Co.	3.750%	8/15/47	5,725	5,406
DTE Energy Co.	1.500%	10/1/19	3,250	3,186
DTE Energy Co.	2.400%	12/1/19	2,250	2,225
DTE Energy Co.	3.300%	6/15/22	2,225	2,200
DTE Energy Co.	3.500%	6/1/24	10,200	9,985
DTE Energy Co.	2.850%	10/1/26	22,200	20,294
DTE Energy Co.	3.800%	3/15/27	3,550	3,471
DTE Energy Co.	6.375%	4/15/33	100	120
Duke Energy Carolinas LLC	4.300%	6/15/20	2,375	2,414
Duke Energy Carolinas LLC	3.900%	6/15/21	8,868	9,030
Duke Energy Carolinas LLC	2.500%	3/15/23	275	265
Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	8,874
Duke Energy Carolinas LLC	2.950%	12/1/26	10,200	9,640
Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,330
Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,260
Duke Energy Carolinas LLC	6.100%	6/1/37	3,775	4,700
Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,941
Duke Energy Carolinas LLC	6.050%	4/15/38	3,375	4,183
Duke Energy Carolinas LLC	5.300%	2/15/40	5,065	5,868
Duke Energy Carolinas LLC	4.250%	12/15/41	6,875	6,968
Duke Energy Carolinas LLC	4.000%	9/30/42	4,075	3,964
Duke Energy Carolinas LLC	3.750%	6/1/45	2,100	1,965
Duke Energy Carolinas LLC	3.875%	3/15/46	12,654	12,066
Duke Energy Carolinas LLC	3.700%	12/1/47	4,550	4,227
Duke Energy Carolinas LLC	3.950%	3/15/48	4,600	4,453
Duke Energy Corp.	5.050%	9/15/19	2,275	2,327
Duke Energy Corp.	3.550%	9/15/21	100	100
Duke Energy Corp.	2.400%	8/15/22	11,385	10,929
Duke Energy Corp.	3.050%	8/15/22	5,090	4,995
Duke Energy Corp.	3.950%	10/15/23	1,850	1,861

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Duke Energy Corp.	3.750%	4/15/24	7,025	6,998
Duke Energy Corp.	2.650%	9/1/26	6,105	5,486
Duke Energy Corp.	3.150%	8/15/27	9,875	9,162
Duke Energy Corp.	4.800%	12/15/45	5,066	5,272
Duke Energy Corp.	3.750%	9/1/46	14,157	12,535
Duke Energy Corp.	3.950%	8/15/47	4,200	3,828
4 Duke Energy Florida LLC	2.100%	12/15/19	2,400	2,385
Duke Energy Florida LLC	3.200%	1/15/27	10,425	10,012
Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,850
Duke Energy Florida LLC	6.350%	9/15/37	775	993
Duke Energy Florida LLC	6.400%	6/15/38	4,975	6,421
Duke Energy Florida LLC	5.650%	4/1/40	4,100	4,969
Duke Energy Florida LLC	3.400%	10/1/46	5,465	4,829
Duke Energy Florida LLC	4.200%	7/15/48	3,550	3,581
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	905	890
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,800	1,705
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,025	2,766
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	1,500	1,351
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	2,575	2,386
Duke Energy Indiana LLC	3.750%	7/15/20	2,275	2,303
Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,355
Duke Energy Indiana LLC	6.350%	8/15/38	3,575	4,636
Duke Energy Indiana LLC	4.900%	7/15/43	2,450	2,723
Duke Energy Indiana LLC	3.750%	5/15/46	14,700	13,691
Duke Energy Ohio Inc.	3.800%	9/1/23	100	101
Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,054
Duke Energy Progress LLC	3.000%	9/15/21	5,756	5,719
Duke Energy Progress LLC	2.800%	5/15/22	10,745	10,569
Duke Energy Progress LLC	3.250%	8/15/25	3,050	2,980
Duke Energy Progress LLC	6.300%	4/1/38	3,475	4,373
Duke Energy Progress LLC	4.100%	5/15/42	3,925	3,873
Duke Energy Progress LLC	4.100%	3/15/43	2,100	2,071
Duke Energy Progress LLC	4.375%	3/30/44	10,150	10,478
Duke Energy Progress LLC	4.150%	12/1/44	4,475	4,447
Duke Energy Progress LLC	4.200%	8/15/45	50	50
Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,234
Duke Energy Progress LLC	3.600%	9/15/47	375	343
Edison International	2.125%	4/15/20	5,975	5,855
Edison International	2.400%	9/15/22	1,500	1,421
Edison International	2.950%	3/15/23	7,675	7,364
Edison International	4.125%	3/15/28	4,700	4,625
El Paso Electric Co.	6.000%	5/15/35	800	904
El Paso Electric Co.	5.000%	12/1/44	3,100	3,151
Emera US Finance LP	2.700%	6/15/21	6,500	6,321
Emera US Finance LP	3.550%	6/15/26	6,250	5,882
Emera US Finance LP	4.750%	6/15/46	16,275	16,007
Enel Americas SA	4.000%	10/25/26	1,100	1,045
Enel Chile SA	4.875%	6/12/28	7,000	7,048
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,387
Entergy Arkansas Inc.	3.500%	4/1/26	4,000	3,942
Entergy Corp.	4.000%	7/15/22	5,900	5,974
Entergy Corp.	2.950%	9/1/26	5,850	5,343
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	8,450	8,559
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,100

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Entergy Louisiana LLC	4.050%	9/1/23	5,650	5,765
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,365
Entergy Louisiana LLC	2.400%	10/1/26	5,625	5,088
Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,368
Entergy Louisiana LLC	3.250%	4/1/28	3,700	3,525
Entergy Louisiana LLC	3.050%	6/1/31	13,505	12,392
Entergy Louisiana LLC	4.000%	3/15/33	7,095	7,098
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,309
Entergy Mississippi Inc.	2.850%	6/1/28	8,225	7,555
Eversource Energy	4.500%	11/15/19	10,232	10,421
Eversource Energy	2.500%	3/15/21	2,000	1,955
Eversource Energy	2.750%	3/15/22	3,425	3,330
Eversource Energy	2.900%	10/1/24	2,800	2,652
Eversource Energy	3.300%	1/15/28	3,750	3,539
Exelon Corp.	2.850%	6/15/20	1,925	1,910
Exelon Corp.	2.450%	4/15/21	1,000	973
Exelon Corp.	3.497%	6/1/22	3,000	2,971
Exelon Corp.	3.950%	6/15/25	11,550	11,435
Exelon Corp.	3.400%	4/15/26	7,075	6,713
Exelon Corp.	4.950%	6/15/35	5,400	5,654
Exelon Corp.	5.625%	6/15/35	3,775	4,353
Exelon Corp.	5.100%	6/15/45	4,925	5,249
Exelon Corp.	4.450%	4/15/46	7,025	6,808
Exelon Generation Co. LLC	2.950%	1/15/20	5,000	4,964
Exelon Generation Co. LLC	4.000%	10/1/20	4,250	4,310
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,357
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,323
Exelon Generation Co. LLC	6.250%	10/1/39	3,275	3,479
Exelon Generation Co. LLC	5.750%	10/1/41	5,250	5,270
Exelon Generation Co. LLC	5.600%	6/15/42	9,148	9,197
FirstEnergy Corp.	2.850%	7/15/22	5,050	4,861
FirstEnergy Corp.	4.250%	3/15/23	4,200	4,267
FirstEnergy Corp.	3.900%	7/15/27	11,275	10,861
FirstEnergy Corp.	7.375%	11/15/31	13,122	16,947
FirstEnergy Corp.	4.850%	7/15/47	8,775	8,956
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,342
Florida Power & Light Co.	3.250%	6/1/24	2,800	2,771
Florida Power & Light Co.	5.625%	4/1/34	1,450	1,714
Florida Power & Light Co.	5.650%	2/1/37	3,379	4,022
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,024
Florida Power & Light Co.	5.960%	4/1/39	9,900	12,346
Florida Power & Light Co.	5.250%	2/1/41	975	1,120
Florida Power & Light Co.	4.125%	2/1/42	11,925	12,026
Florida Power & Light Co.	4.050%	6/1/42	4,600	4,587
Florida Power & Light Co.	3.800%	12/15/42	5,335	5,122
Florida Power & Light Co.	4.050%	10/1/44	2,973	2,964
Florida Power & Light Co.	3.700%	12/1/47	5,625	5,327
Florida Power & Light Co.	3.950%	3/1/48	11,345	11,134
Florida Power & Light Co.	4.125%	6/1/48	10,000	10,097
Fortis Inc.	2.100%	10/4/21	4,900	4,680
Fortis Inc.	3.055%	10/4/26	26,475	24,089
Georgia Power Co.	2.000%	3/30/20	3,150	3,097
Georgia Power Co.	2.000%	9/8/20	12,850	12,550
Georgia Power Co.	2.400%	4/1/21	2,150	2,097

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Georgia Power Co.	2.850%	5/15/22	1,900	1,856
Georgia Power Co.	3.250%	4/1/26	8,250	7,885
Georgia Power Co.	3.250%	3/30/27	3,500	3,316
Georgia Power Co.	4.750%	9/1/40	6,475	6,985
Georgia Power Co.	4.300%	3/15/42	12,815	12,779
Georgia Power Co.	4.300%	3/15/43	5,080	5,058
Gulf Power Co.	3.300%	5/30/27	2,325	2,237
Iberdrola International BV	6.750%	7/15/36	3,735	4,599
Indiana Michigan Power Co.	3.850%	5/15/28	11,000	10,985
Indiana Michigan Power Co.	6.050%	3/15/37	2,975	3,631
Indiana Michigan Power Co.	4.550%	3/15/46	1,250	1,296
Indiana Michigan Power Co.	3.750%	7/1/47	5,100	4,686
Interstate Power & Light Co.	3.250%	12/1/24	5,050	4,926
Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,163
Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,703
ITC Holdings Corp.	2.700%	11/15/22	3,445	3,320
ITC Holdings Corp.	3.650%	6/15/24	3,589	3,530
ITC Holdings Corp.	3.250%	6/30/26	1,965	1,844
ITC Holdings Corp.	3.350%	11/15/27	5,525	5,178
ITC Holdings Corp.	5.300%	7/1/43	5,431	6,169
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,851	2,978
Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,535
Kansas City Power & Light Co.	6.050%	11/15/35	125	151
Kansas City Power & Light Co.	5.300%	10/1/41	4,845	5,461
Kansas City Power & Light Co.	4.200%	6/15/47	5,500	5,474
Kansas City Power & Light Co.	4.200%	3/15/48	5,025	4,942
Kentucky Utilities Co.	3.250%	11/1/20	4,895	4,913
Kentucky Utilities Co.	5.125%	11/1/40	4,380	4,985
LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,612
LG&E & KU Energy LLC	4.375%	10/1/21	5,190	5,319
Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,335
MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,043
MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,934
MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,175
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,882
MidAmerican Energy Co.	5.800%	10/15/36	1,450	1,746
MidAmerican Energy Co.	4.800%	9/15/43	2,385	2,618
MidAmerican Energy Co.	4.400%	10/15/44	3,850	3,979
MidAmerican Energy Co.	4.250%	5/1/46	3,605	3,653
MidAmerican Energy Co.	3.950%	8/1/47	4,500	4,372
MidAmerican Energy Co.	3.650%	8/1/48	6,575	6,100
Mississippi Power Co.	4.250%	3/15/42	4,400	4,155
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	632	622
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	4,300	4,265
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	3,075	3,032
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	8,975	8,861
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	4,004	3,929
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	2,475	2,456

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,510	6,456
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	3,500	3,382
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,050	2,960
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	3,400	3,376
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	6,200	5,973
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,500	4,280
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	2,150	2,030
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	6,175	6,012
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,513	2,107
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	7,378	7,280
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	50	51
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	2,900	2,966
Nevada Power Co.	2.750%	4/15/20	5,000	4,984
Nevada Power Co.	6.650%	4/1/36	965	1,242
Nevada Power Co.	6.750%	7/1/37	1,475	1,934
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	6,550	6,499
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	950	946
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,910	1,960
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	14,280	13,787
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,000	9,555
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	4,607
Northern States Power Co.	2.200%	8/15/20	1,700	1,675
Northern States Power Co.	2.150%	8/15/22	75	72
Northern States Power Co.	2.600%	5/15/23	1,280	1,235
Northern States Power Co.	6.250%	6/1/36	840	1,046
Northern States Power Co.	6.200%	7/1/37	1,845	2,320
Northern States Power Co.	5.350%	11/1/39	3,295	3,821
Northern States Power Co.	3.400%	8/15/42	2,645	2,367
Northern States Power Co.	4.000%	8/15/45	1,200	1,177
Northern States Power Co.	3.600%	5/15/46	3,075	2,793
NorthWestern Corp.	4.176%	11/15/44	2,425	2,491
NSTAR Electric Co.	2.375%	10/15/22	5,475	5,257
NSTAR Electric Co.	3.200%	5/15/27	6,000	5,754
NSTAR Electric Co.	5.500%	3/15/40	3,655	4,276
NV Energy Inc.	6.250%	11/15/20	9,310	9,942
Oglethorpe Power Corp.	5.950%	11/1/39	500	604
Oglethorpe Power Corp.	5.375%	11/1/40	6,720	7,606
Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,575
Ohio Edison Co.	6.875%	7/15/36	4,000	5,242
Ohio Power Co.	5.375%	10/1/21	5,975	6,369
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,186
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,475	3,357

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,705
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	2,859
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	5,797
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	203
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,800	3,953
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,012
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,540	7,979
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	4,400
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	4,625
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,542
Pacific Gas & Electric Co.	3.500%	10/1/20	5,815	5,756
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,400
Pacific Gas & Electric Co.	2.450%	8/15/22	6,967	6,470
Pacific Gas & Electric Co.	3.250%	6/15/23	4,425	4,215
Pacific Gas & Electric Co.	3.850%	11/15/23	1,200	1,160
Pacific Gas & Electric Co.	3.750%	2/15/24	3,175	3,059
Pacific Gas & Electric Co.	3.400%	8/15/24	3,225	3,040
Pacific Gas & Electric Co.	3.500%	6/15/25	5,575	5,183
Pacific Gas & Electric Co.	2.950%	3/1/26	4,700	4,174
Pacific Gas & Electric Co.	3.300%	3/15/27	3,300	2,974
Pacific Gas & Electric Co.	3.300%	12/1/27	11,150	10,016
Pacific Gas & Electric Co.	6.050%	3/1/34	23,449	25,327
Pacific Gas & Electric Co.	5.800%	3/1/37	10,309	10,754
Pacific Gas & Electric Co.	6.350%	2/15/38	3,875	4,171
Pacific Gas & Electric Co.	6.250%	3/1/39	5,383	5,878
Pacific Gas & Electric Co.	4.450%	4/15/42	13,077	11,798
Pacific Gas & Electric Co.	4.600%	6/15/43	3,826	3,518
Pacific Gas & Electric Co.	5.125%	11/15/43	2,850	2,797
Pacific Gas & Electric Co.	4.750%	2/15/44	3,080	2,923
Pacific Gas & Electric Co.	4.300%	3/15/45	4,950	4,430
Pacific Gas & Electric Co.	4.250%	3/15/46	5,375	4,773
Pacific Gas & Electric Co.	4.000%	12/1/46	6,075	5,225
Pacific Gas & Electric Co.	3.950%	12/1/47	7,100	6,066
PacifiCorp	2.950%	2/1/22	5,875	5,807
PacifiCorp	2.950%	6/1/23	4,807	4,703
PacifiCorp	3.600%	4/1/24	4,350	4,374
PacifiCorp	7.700%	11/15/31	985	1,345
PacifiCorp	5.250%	6/15/35	2,875	3,300
PacifiCorp	6.100%	8/1/36	2,750	3,432
PacifiCorp	5.750%	4/1/37	10,900	13,110
PacifiCorp	6.250%	10/15/37	1,300	1,654
PacifiCorp	6.350%	7/15/38	2,650	3,421
PacifiCorp	6.000%	1/15/39	100	125
PacifiCorp	4.100%	2/1/42	4,450	4,437
PECO Energy Co.	2.375%	9/15/22	6,354	6,108
PECO Energy Co.	5.950%	10/1/36	3,900	4,879
PECO Energy Co.	4.150%	10/1/44	2,040	2,040
Pinnacle West Capital Corp.	2.250%	11/30/20	3,175	3,099
PNM Resources Inc.	3.250%	3/9/21	2,290	2,272
Potomac Electric Power Co.	3.600%	3/15/24	200	199
Potomac Electric Power Co.	6.500%	11/15/37	4,068	5,307
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,181
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,748
PPL Capital Funding Inc.	3.500%	12/1/22	490	484

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
PPL Capital Funding Inc.	3.400%	6/1/23	10,900	10,667
PPL Capital Funding Inc.	3.950%	3/15/24	275	274
PPL Capital Funding Inc.	3.100%	5/15/26	5,000	4,648
PPL Capital Funding Inc.	4.700%	6/1/43	4,050	4,110
PPL Capital Funding Inc.	5.000%	3/15/44	4,324	4,476
PPL Capital Funding Inc.	4.000%	9/15/47	3,425	3,128
PPL Electric Utilities Corp.	3.000%	9/15/21	3,065	3,040
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,378
PPL Electric Utilities Corp.	4.750%	7/15/43	3,910	4,321
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,815
PPL Electric Utilities Corp.	4.150%	10/1/45	2,800	2,791
PPL Electric Utilities Corp.	3.950%	6/1/47	3,450	3,346
PPL Electric Utilities Corp.	4.150%	6/15/48	3,475	3,512
Progress Energy Inc.	4.875%	12/1/19	150	153
Progress Energy Inc.	4.400%	1/15/21	7,617	7,779
Progress Energy Inc.	3.150%	4/1/22	12,800	12,576
Progress Energy Inc.	7.750%	3/1/31	225	300
Progress Energy Inc.	7.000%	10/30/31	2,300	2,915
Progress Energy Inc.	6.000%	12/1/39	6,652	8,077
PSEG Power LLC	5.125%	4/15/20	390	402
PSEG Power LLC	3.000%	6/15/21	1,675	1,653
PSEG Power LLC	3.850%	6/1/23	6,050	6,022
PSEG Power LLC	8.625%	4/15/31	2,725	3,574
Public Service Co. of Colorado	3.200%	11/15/20	6,175	6,176
Public Service Co. of Colorado	3.700%	6/15/28	4,270	4,289
Public Service Co. of Colorado	6.500%	8/1/38	75	99
Public Service Co. of Colorado	3.600%	9/15/42	850	805
Public Service Co. of Colorado	4.300%	3/15/44	4,575	4,691
Public Service Co. of Colorado	3.800%	6/15/47	3,500	3,318
Public Service Co. of Colorado	4.100%	6/15/48	3,695	3,709
Public Service Co. of New Hampshire	3.500%	11/1/23	875	875
Public Service Co. of Oklahoma	5.150%	12/1/19	650	668
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,361
Public Service Electric & Gas Co.	2.375%	5/15/23	3,100	2,965
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,124
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,759
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,854
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,065
Public Service Electric & Gas Co.	3.950%	5/1/42	3,800	3,749
Public Service Electric & Gas Co.	3.650%	9/1/42	650	602
Public Service Electric & Gas Co.	3.800%	3/1/46	14,100	13,610
Public Service Electric & Gas Co.	3.600%	12/1/47	6,175	5,702
Public Service Enterprise Group Inc.	1.600%	11/15/19	231	226
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,596
Puget Energy Inc.	6.500%	12/15/20	4,050	4,334
Puget Energy Inc.	6.000%	9/1/21	3,825	4,087
Puget Energy Inc.	5.625%	7/15/22	2,425	2,576
Puget Energy Inc.	3.650%	5/15/25	4,300	4,178
Puget Sound Energy Inc.	6.274%	3/15/37	3,850	4,884
Puget Sound Energy Inc.	5.757%	10/1/39	2,900	3,554
Puget Sound Energy Inc.	5.795%	3/15/40	1,610	1,971
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,105
Puget Sound Energy Inc.	4.300%	5/20/45	7,375	7,530
Puget Sound Energy Inc.	4.223%	6/15/48	4,875	4,945

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
San Diego Gas & Electric Co.	3.000%	8/15/21	1,350	1,339
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,082
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,141
San Diego Gas & Electric Co.	3.750%	6/1/47	5,000	4,747
San Diego Gas & Electric Co.	4.150%	5/15/48	5,000	4,942
Sierra Pacific Power Co.	2.600%	5/1/26	11,605	10,702
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	2,971
South Carolina Electric & Gas Co.	6.050%	1/15/38	7,692	8,734
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,525	1,630
South Carolina Electric & Gas Co.	4.350%	2/1/42	2,500	2,373
South Carolina Electric & Gas Co.	4.600%	6/15/43	5,458	5,317
South Carolina Electric & Gas Co.	4.100%	6/15/46	3,450	3,130
South Carolina Electric & Gas Co.	4.500%	6/1/64	9,865	8,966
South Carolina Electric & Gas Co.	5.100%	6/1/65	3,800	3,828
Southern California Edison Co.	2.900%	3/1/21	10,000	9,938
Southern California Edison Co.	3.875%	6/1/21	3,789	3,847
4 Southern California Edison Co.	1.845%	2/1/22	2,000	1,950
Southern California Edison Co.	2.400%	2/1/22	2,700	2,605
Southern California Edison Co.	3.400%	6/1/23	6,250	6,216
Southern California Edison Co.	3.500%	10/1/23	10,600	10,613
Southern California Edison Co.	3.650%	3/1/28	7,000	6,873
Southern California Edison Co.	6.650%	4/1/29	850	1,034
Southern California Edison Co.	6.000%	1/15/34	3,600	4,199
Southern California Edison Co.	5.750%	4/1/35	800	916
Southern California Edison Co.	5.350%	7/15/35	4,485	5,126
Southern California Edison Co.	5.550%	1/15/36	500	569
Southern California Edison Co.	5.625%	2/1/36	1,875	2,157
Southern California Edison Co.	5.950%	2/1/38	2,775	3,271
Southern California Edison Co.	6.050%	3/15/39	1,460	1,745
Southern California Edison Co.	4.500%	9/1/40	6,882	6,912
Southern California Edison Co.	4.050%	3/15/42	6,600	6,180
Southern California Edison Co.	3.900%	3/15/43	2,975	2,723
Southern California Edison Co.	4.650%	10/1/43	6,075	6,203
Southern California Edison Co.	3.600%	2/1/45	2,200	1,932
Southern California Edison Co.	4.000%	4/1/47	5,200	4,823
Southern California Edison Co.	4.125%	3/1/48	8,570	8,102
Southern Co.	1.850%	7/1/19	3,590	3,553
Southern Co.	2.150%	9/1/19	1,675	1,661
Southern Co.	2.750%	6/15/20	2,450	2,423
Southern Co.	2.350%	7/1/21	13,600	13,120
Southern Co.	2.950%	7/1/23	7,700	7,421
Southern Co.	3.250%	7/1/26	16,355	15,345
Southern Co.	4.250%	7/1/36	4,245	4,126
Southern Co.	4.400%	7/1/46	15,255	14,875
4 Southern Co.	5.500%	3/15/57	1,400	1,440
Southern Power Co.	1.950%	12/15/19	1,400	1,376
Southern Power Co.	2.375%	6/1/20	500	492
Southern Power Co.	2.500%	12/15/21	5,050	4,885
Southern Power Co.	4.150%	12/1/25	2,025	2,031
Southern Power Co.	5.150%	9/15/41	5,815	5,919
Southern Power Co.	5.250%	7/15/43	5,675	5,886
Southern Power Co.	4.950%	12/15/46	3,475	3,418
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,389
Southwestern Electric Power Co.	6.200%	3/15/40	3,025	3,714

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southwestern Electric Power Co.	3.900%	4/1/45	9,291	8,677
Southwestern Electric Power Co.	3.850%	2/1/48	3,850	3,557
Southwestern Public Service Co.	3.300%	6/15/24	200	196
Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,329
Southwestern Public Service Co.	3.400%	8/15/46	14,300	12,554
Southwestern Public Service Co.	3.700%	8/15/47	9,075	8,551
Tampa Electric Co.	5.400%	5/15/21	2,590	2,724
Tampa Electric Co.	4.350%	5/15/44	4,500	4,487
Tampa Electric Co.	4.300%	6/15/48	3,350	3,317
TECO Finance Inc.	5.150%	3/15/20	4,862	5,008
Toledo Edison Co.	6.150%	5/15/37	2,769	3,330
TransAlta Corp.	4.500%	11/15/22	2,050	2,030
TransAlta Corp.	6.500%	3/15/40	2,768	2,730
Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,884
UIL Holdings Corp.	4.625%	10/1/20	4,400	4,510
Union Electric Co.	3.500%	4/15/24	4,365	4,364
Union Electric Co.	2.950%	6/15/27	9,175	8,650
Union Electric Co.	5.300%	8/1/37	3,244	3,583
Union Electric Co.	8.450%	3/15/39	2,300	3,483
Union Electric Co.	3.900%	9/15/42	175	171
Union Electric Co.	3.650%	4/15/45	1,825	1,712
Union Electric Co.	4.000%	4/1/48	3,500	3,441
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,005
Virginia Electric & Power Co.	3.450%	9/1/22	10,595	10,582
Virginia Electric & Power Co.	2.750%	3/15/23	6,125	5,927
Virginia Electric & Power Co.	3.450%	2/15/24	5,390	5,348
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,322
Virginia Electric & Power Co.	3.150%	1/15/26	8,145	7,813
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,317
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	6,431
Virginia Electric & Power Co.	3.800%	4/1/28	6,000	5,977
Virginia Electric & Power Co.	6.000%	1/15/36	2,890	3,479
Virginia Electric & Power Co.	6.000%	5/15/37	4,575	5,601
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,999
Virginia Electric & Power Co.	4.000%	1/15/43	18,375	17,414
Virginia Electric & Power Co.	4.650%	8/15/43	325	340
Virginia Electric & Power Co.	4.450%	2/15/44	5,295	5,376
Virginia Electric & Power Co.	4.200%	5/15/45	3,050	3,002
Virginia Electric & Power Co.	4.000%	11/15/46	7,500	7,182
Virginia Electric & Power Co.	3.800%	9/15/47	4,175	3,837
WEC Energy Group Inc.	2.450%	6/15/20	2,075	2,047
WEC Energy Group Inc.	3.375%	6/15/21	4,250	4,262
WEC Energy Group Inc.	3.550%	6/15/25	2,900	2,851
Westar Energy Inc.	2.550%	7/1/26	6,250	5,713
Westar Energy Inc.	3.100%	4/1/27	4,500	4,265
Westar Energy Inc.	4.125%	3/1/42	4,960	4,920
Westar Energy Inc.	4.100%	4/1/43	3,455	3,440
Westar Energy Inc.	4.250%	12/1/45	750	756
Wisconsin Electric Power Co.	5.625%	5/15/33	150	174
Wisconsin Electric Power Co.	5.700%	12/1/36	100	121
Wisconsin Electric Power Co.	4.250%	6/1/44	1,405	1,414
Wisconsin Electric Power Co.	4.300%	12/15/45	2,500	2,545
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,163
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,748

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Wisconsin Public Service Corp.	3.671%	12/1/42	2,150	1,987
Wisconsin Public Service Corp.	4.752%	11/1/44	3,675	4,016
Xcel Energy Inc.	4.700%	5/15/20	4,370	4,463
Xcel Energy Inc.	2.400%	3/15/21	7,725	7,520
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,128
Xcel Energy Inc.	3.300%	6/1/25	9,900	9,574
Xcel Energy Inc.	3.350%	12/1/26	3,325	3,186
Xcel Energy Inc.	4.000%	6/15/28	3,000	3,003
Xcel Energy Inc.	6.500%	7/1/36	986	1,260

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	4,900	4,649
Atmos Energy Corp.	5.500%	6/15/41	4,075	4,772
Atmos Energy Corp.	4.150%	1/15/43	3,400	3,380
Atmos Energy Corp.	4.125%	10/15/44	5,425	5,396
CenterPoint Energy Resources Corp.	4.500%	1/15/21	7,026	7,167
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,476
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,550	2,512
CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,575	3,058
CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,525	2,406
NiSource Finance Corp.	2.650%	11/17/22	2,850	2,741
NiSource Finance Corp.	3.490%	5/15/27	7,350	7,037
NiSource Finance Corp.	5.950%	6/15/41	10,447	12,287
Nisource Finance Corp.	5.250%	2/15/43	2,720	3,005
NiSource Finance Corp.	4.800%	2/15/44	3,300	3,414
NiSource Finance Corp.	5.650%	2/1/45	767	869
NiSource Finance Corp.	4.375%	5/15/47	7,375	7,216
9 NiSource Inc.	3.650%	6/15/23	3,000	2,997
ONE Gas Inc.	4.658%	2/1/44	1,525	1,573
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,296
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,350	3,976
Sempra Energy	1.625%	10/7/19	4,250	4,169
Sempra Energy	2.400%	2/1/20	4,550	4,494
Sempra Energy	2.400%	3/15/20	3,350	3,300
Sempra Energy	2.850%	11/15/20	4,250	4,197
Sempra Energy	2.875%	10/1/22	2,450	2,377
Sempra Energy	2.900%	2/1/23	4,625	4,477
Sempra Energy	4.050%	12/1/23	11,835	12,011
Sempra Energy	3.750%	11/15/25	12,905	12,687
Sempra Energy	3.250%	6/15/27	7,570	7,051
Sempra Energy	3.400%	2/1/28	8,700	8,145
Sempra Energy	3.800%	2/1/38	9,875	8,959
Sempra Energy	6.000%	10/15/39	7,250	8,532
Sempra Energy	4.000%	2/1/48	6,775	6,083
Southern California Gas Co.	3.150%	9/15/24	4,200	4,116
Southern California Gas Co.	3.200%	6/15/25	560	546
Southern California Gas Co.	2.600%	6/15/26	11,376	10,516
Southern California Gas Co.	3.750%	9/15/42	2,975	2,861
Southern California Gas Co.	4.125%	6/1/48	5,000	4,980
Southern Co. Gas Capital Corp.	5.250%	8/15/19	1,600	1,635
Southern Co. Gas Capital Corp.	3.500%	9/15/21	680	678
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,800	2,659
Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,475	6,351
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	991

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,450	4,081
Southern Co. Gas Capital Corp.	4.400%	5/30/47	14,650	14,487
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,474
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,409
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,464

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,133
American Water Capital Corp.	3.400%	3/1/25	4,500	4,432
American Water Capital Corp.	2.950%	9/1/27	5,000	4,686
American Water Capital Corp.	6.593%	10/15/37	6,150	8,159
American Water Capital Corp.	4.300%	9/1/45	1,025	1,025
American Water Capital Corp.	4.000%	12/1/46	600	582
American Water Capital Corp.	3.750%	9/1/47	9,825	9,063
United Utilities plc	6.875%	8/15/28	75	87
Veolia Environnement SA	6.750%	6/1/38	4,225	5,170
				3,011,894
Total Corporate Bonds (Cost $43,300,263)				42,427,484
Sovereign Bonds (4.7%)
African Development Bank	1.375%	2/12/20	5,700	5,586
African Development Bank	1.875%	3/16/20	23,100	22,809
African Development Bank	2.625%	3/22/21	7,375	7,321
African Development Bank	1.250%	7/26/21	10,800	10,295
African Development Bank	2.375%	9/23/21	13,500	13,295
African Development Bank	2.125%	11/16/22	32,000	30,947
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,000	1,974
Asian Development Bank	1.000%	8/16/19	7,250	7,128
Asian Development Bank	1.750%	1/10/20	17,500	17,281
Asian Development Bank	1.500%	1/22/20	10,400	10,222
Asian Development Bank	1.375%	3/23/20	2,750	2,691
Asian Development Bank	1.625%	5/5/20	91,175	89,435
Asian Development Bank	2.250%	1/20/21	22,400	22,113
Asian Development Bank	1.625%	3/16/21	8,300	8,049
Asian Development Bank	1.750%	6/8/21	14,250	13,834
Asian Development Bank	2.125%	11/24/21	700	683
Asian Development Bank	2.000%	2/16/22	53,650	52,087
Asian Development Bank	1.875%	2/18/22	17,500	16,903
Asian Development Bank	1.875%	8/10/22	6,000	5,774
Asian Development Bank	1.750%	9/13/22	26,115	24,934
Asian Development Bank	2.750%	3/17/23	50,000	49,556
Asian Development Bank	2.000%	1/22/25	10,750	10,127
Asian Development Bank	2.000%	4/24/26	4,700	4,357
Asian Development Bank	2.625%	1/12/27	7,250	7,038
Asian Development Bank	2.375%	8/10/27	5,265	4,998
Asian Development Bank	6.220%	8/15/27	2,175	2,661
Asian Development Bank	2.500%	11/2/27	48,215	46,126
Canada	2.000%	11/15/22	25,890	25,020
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	14,822
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	8,000	7,891
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	21,269
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	30,000	30,042
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	15,000	15,187
Corp. Andina de Fomento	2.200%	7/18/20	14,000	13,735

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Corp. Andina de Fomento	4.375%	6/15/22	41,269	42,755
Corp. Andina de Fomento	2.750%	1/6/23	11,350	10,978
Council Of Europe Development Bank	1.750%	11/14/19	5,000	4,937
Council Of Europe Development Bank	1.625%	3/10/20	15,500	15,228
Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,461
Council Of Europe Development Bank	2.625%	2/13/23	18,500	18,240
Ecopetrol SA	5.875%	9/18/23	13,250	14,062
Ecopetrol SA	4.125%	1/16/25	16,775	16,167
Ecopetrol SA	5.375%	6/26/26	15,000	15,394
Ecopetrol SA	7.375%	9/18/43	6,000	6,562
Ecopetrol SA	5.875%	5/28/45	12,825	12,184
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	5,000	4,905
Equinor ASA	3.150%	1/23/22	4,475	4,469
Equinor ASA	2.450%	1/17/23	23,977	23,043
Equinor ASA	4.250%	11/23/41	3,100	3,051
Equinor ASA	3.950%	5/15/43	2,550	2,423
Equinor ASA	2.250%	11/8/19	8,000	7,930
Equinor ASA	2.900%	11/8/20	5,060	5,048
Equinor ASA	2.750%	11/10/21	10,400	10,254
Equinor ASA	2.650%	1/15/24	16,518	15,839
Equinor ASA	3.700%	3/1/24	9,856	9,940
Equinor ASA	3.250%	11/10/24	5,900	5,819
Equinor ASA	7.250%	9/23/27	4,350	5,413
9 Equinor ASA	6.500%	12/1/28	225	269
Equinor ASA	5.100%	8/17/40	11,100	12,396
Equinor ASA	4.800%	11/8/43	12,295	13,202
European Bank for Reconstruction &
Development	0.875%	7/22/19	7,900	7,761
European Bank for Reconstruction &
Development	1.750%	11/26/19	12,925	12,780
European Bank for Reconstruction &
Development	1.500%	3/16/20	10,750	10,548
European Bank for Reconstruction &
Development	2.000%	2/1/21	35,000	34,330
European Bank for Reconstruction &
Development	1.875%	7/15/21	5,200	5,055
European Bank for Reconstruction &
Development	1.500%	11/2/21	11,000	10,526
European Bank for Reconstruction &
Development	1.875%	2/23/22	14,300	13,796
European Bank for Reconstruction &
Development	2.750%	3/7/23	21,275	21,106
European Investment Bank	1.125%	8/15/19	11,825	11,648
European Investment Bank	1.625%	3/16/20	62,100	61,011
European Investment Bank	1.750%	5/15/20	42,650	41,890
European Investment Bank	1.375%	6/15/20	31,675	30,874
European Investment Bank	1.625%	8/14/20	64,000	62,538
European Investment Bank	2.875%	9/15/20	17,650	17,710
European Investment Bank	1.625%	12/15/20	21,800	21,220
European Investment Bank	4.000%	2/16/21	12,150	12,511
European Investment Bank	2.000%	3/15/21	42,850	41,926
European Investment Bank	2.500%	4/15/21	23,700	23,482
European Investment Bank	2.375%	5/13/21	70,200	69,375

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	European Investment Bank	1.625%	6/15/21	8,000	7,728
	European Investment Bank	1.375%	9/15/21	2,000	1,910
	European Investment Bank	2.125%	10/15/21	7,600	7,428
	European Investment Bank	2.250%	3/15/22	75,150	73,440
	European Investment Bank	2.375%	6/15/22	46,995	46,110
	European Investment Bank	2.250%	8/15/22	14,470	14,106
	European Investment Bank	2.000%	12/15/22	20,867	20,077
	European Investment Bank	2.500%	3/15/23	67,300	66,029
	European Investment Bank	3.250%	1/29/24	42,200	42,760
	European Investment Bank	1.875%	2/10/25	10,150	9,459
	European Investment Bank	2.125%	4/13/26	26,000	24,317
	European Investment Bank	2.375%	5/24/27	8,000	7,584
	European Investment Bank	4.875%	2/15/36	8,950	11,138
10	Export Development Canada	1.750%	8/19/19	7,000	6,935
10	Export Development Canada	1.625%	12/3/19	3,600	3,549
	Export Development Canada	1.625%	1/17/20	5,650	5,566
	Export Development Canada	1.625%	6/1/20	6,625	6,494
	Export Development Canada	2.000%	11/30/20	27,335	26,864
	Export Development Canada	1.500%	5/26/21	17,900	17,250
	Export Development Canada	1.375%	10/21/21	18,040	17,205
	Export Development Canada	2.500%	1/24/23	5,250	5,160
	Export Development Canada	2.750%	3/15/23	16,850	16,746
	Export-Import Bank of Korea	2.375%	8/12/19	5,000	4,965
	Export-Import Bank of Korea	1.500%	10/21/19	10,000	9,788
	Export-Import Bank of Korea	5.125%	6/29/20	5,300	5,483
	Export-Import Bank of Korea	2.500%	11/1/20	16,000	15,689
	Export-Import Bank of Korea	4.000%	1/29/21	3,400	3,441
	Export-Import Bank of Korea	2.500%	5/10/21	6,000	5,833
	Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,093
	Export-Import Bank of Korea	1.875%	10/21/21	13,450	12,740
	Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,100
	Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,452
	Export-Import Bank of Korea	3.000%	11/1/22	8,000	7,777
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	17,980
	Export-Import Bank of Korea	2.875%	1/21/25	3,000	2,821
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	5,930
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	5,478
	Export-Import Bank of Korea	3.250%	8/12/26	425	405
	FMS Wertmanagement AoeR	1.000%	8/16/19	11,700	11,495
11	FMS Wertmanagement AoeR	1.750%	1/24/20	21,000	20,712
	FMS Wertmanagement AoeR	1.750%	3/17/20	6,000	5,902
	FMS Wertmanagement AoeR	2.000%	8/1/22	61,000	58,850
	Hydro-Quebec	8.400%	1/15/22	3,215	3,742
	Hydro-Quebec	8.050%	7/7/24	1,875	2,318
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	5,850	5,836
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	246
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,055
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,052
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	10,212	9,651
	Inter-American Development Bank	1.125%	9/12/19	24,800	24,398
	Inter-American Development Bank	3.875%	9/17/19	17,650	17,914
	Inter-American Development Bank	1.750%	10/15/19	20,200	19,996
	Inter-American Development Bank	3.875%	2/14/20	1,800	1,836
	Inter-American Development Bank	1.625%	5/12/20	38,000	37,281

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Inter-American Development Bank	1.875%	6/16/20	8,900	8,764
Inter-American Development Bank	2.125%	11/9/20	22,580	22,263
Inter-American Development Bank	1.875%	3/15/21	1,775	1,735
Inter-American Development Bank	2.625%	4/19/21	24,089	23,947
Inter-American Development Bank	2.125%	1/18/22	76,750	74,805
Inter-American Development Bank	1.750%	4/14/22	25,600	24,568
Inter-American Development Bank	1.750%	9/14/22	30,850	29,454
Inter-American Development Bank	2.500%	1/18/23	47,275	46,490
Inter-American Development Bank	3.000%	10/4/23	9,050	9,081
Inter-American Development Bank	3.000%	2/21/24	13,000	13,027
Inter-American Development Bank	2.125%	1/15/25	14,000	13,311
Inter-American Development Bank	7.000%	6/15/25	4,575	5,603
Inter-American Development Bank	2.000%	6/2/26	27,625	25,605
Inter-American Development Bank	2.375%	7/7/27	28,500	27,088
Inter-American Development Bank	3.200%	8/7/42	3,375	3,365
Inter-American Development Bank	4.375%	1/24/44	4,300	5,120
International Bank for Reconstruction &
Development	1.250%	7/26/19	20,000	19,749
International Bank for Reconstruction &
Development	0.875%	8/15/19	41,300	40,577
International Bank for Reconstruction &
Development	1.875%	10/7/19	5,100	5,055
International Bank for Reconstruction &
Development	1.125%	11/27/19	22,025	21,583
International Bank for Reconstruction &
Development	1.375%	3/30/20	9,000	8,808
International Bank for Reconstruction &
Development	1.875%	4/21/20	91,000	89,746
International Bank for Reconstruction &
Development	1.625%	9/4/20	38,100	37,231
International Bank for Reconstruction &
Development	2.125%	11/1/20	20,400	20,139
International Bank for Reconstruction &
Development	1.625%	3/9/21	27,150	26,362
International Bank for Reconstruction &
Development	1.375%	5/24/21	34,000	32,714
International Bank for Reconstruction &
Development	2.250%	6/24/21	10,250	10,092
International Bank for Reconstruction &
Development	1.375%	9/20/21	34,810	33,312
International Bank for Reconstruction &
Development	2.125%	12/13/21	15,270	14,923
International Bank for Reconstruction &
Development	2.000%	1/26/22	103,500	100,494
International Bank for Reconstruction &
Development	1.625%	2/10/22	28,425	27,248
International Bank for Reconstruction &
Development	7.625%	1/19/23	29,955	35,894
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,020	5,717
International Bank for Reconstruction &
Development	2.500%	11/25/24	34,250	33,339
International Bank for Reconstruction &
Development	2.500%	7/29/25	50,000	48,481

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction &
	Development	8.875%	3/1/26	450	613
	International Bank for Reconstruction &
	Development	2.500%	11/22/27	15,000	14,347
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,500	3,044
	International Finance Corp.	1.750%	9/16/19	10,990	10,872
	International Finance Corp.	1.750%	3/30/20	19,825	19,525
	International Finance Corp.	1.625%	7/16/20	30	29
	International Finance Corp.	2.250%	1/25/21	22,425	22,136
	International Finance Corp.	2.000%	10/24/22	9,674	9,334
	International Finance Corp.	2.125%	4/7/26	28,645	26,929
12	Japan Bank for International Cooperation	2.250%	2/24/20	15,800	15,643
12	Japan Bank for International Cooperation	1.750%	5/28/20	51,300	50,201
12	Japan Bank for International Cooperation	2.125%	6/1/20	11,000	10,836
12	Japan Bank for International Cooperation	2.125%	7/21/20	11,730	11,540
12	Japan Bank for International Cooperation	2.125%	11/16/20	28,890	28,306
12	Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,393
12	Japan Bank for International Cooperation	1.500%	7/21/21	14,000	13,351
12	Japan Bank for International Cooperation	2.000%	11/4/21	14,250	13,751
12	Japan Bank for International Cooperation	2.500%	6/1/22	2,200	2,148
12	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,059
12	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	21,463
12	Japan Bank for International Cooperation	3.375%	7/31/23	225	228
12	Japan Bank for International Cooperation	3.000%	5/29/24	13,250	13,066
12	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	13,532
12	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,504
12	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	16,661
12	Japan Bank for International Cooperation	2.875%	6/1/27	7,000	6,784
12	Japan Bank for International Cooperation	2.875%	7/21/27	7,300	7,066
12	Japan Bank for International Cooperation	2.750%	11/16/27	39,800	38,089
12	Japan Finance Organization for Municipalities	4.000%	1/13/21	5,625	5,737
12	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,008
12	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,522
11	KFW	1.000%	7/15/19	36,550	36,000
11	KFW	1.500%	9/9/19	14,500	14,319
11	KFW	1.750%	10/15/19	23,650	23,414
11	KFW	2.250%	11/5/19	72,025	71,603
11	KFW	4.000%	1/27/20	5,400	5,508
11	KFW	1.750%	3/31/20	31,700	31,183
11	KFW	1.500%	4/20/20	27,870	27,313
11	KFW	1.625%	5/29/20	60,175	58,976
11	KFW	1.875%	6/30/20	12,000	11,806
11	KFW	2.750%	9/8/20	20,575	20,598
11	KFW	2.750%	10/1/20	13,950	13,948
11	KFW	1.875%	12/15/20	66,035	64,621
11	KFW	1.625%	3/15/21	1,000	970
11	KFW	2.625%	4/12/21	35,000	34,730
11	KFW	1.500%	6/15/21	60,600	58,393
11	KFW	2.375%	8/25/21	19,590	19,322
11	KFW	1.750%	9/15/21	33,000	31,884
11	KFW	2.000%	11/30/21	13,000	12,642
11	KFW	2.625%	1/25/22	14,200	14,077
11	KFW	2.125%	3/7/22	70,000	68,137

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
11	KFW	2.125%	6/15/22	81,100	78,850
11	KFW	2.000%	10/4/22	24,875	24,002
11	KFW	2.375%	12/29/22	49,000	48,020
11	KFW	2.125%	1/17/23	23,700	22,902
11	KFW	2.500%	11/20/24	39,500	38,362
11	KFW	2.000%	5/2/25	16,640	15,619
11	KFW	2.875%	4/3/28	18,635	18,289
11	KFW	0.000%	4/18/36	8,050	4,586
	Korea Development Bank	2.500%	1/13/21	5,000	4,874
	Korea Development Bank	4.625%	11/16/21	9,250	9,550
	Korea Development Bank	2.625%	2/27/22	14,000	13,559
	Korea Development Bank	3.000%	9/14/22	30,250	29,556
	Korea Development Bank	3.375%	3/12/23	24,200	23,860
	Korea Development Bank	2.750%	3/19/23	3,100	2,971
	Korea Development Bank	3.750%	1/22/24	10,350	10,333
	Korea Development Bank	3.000%	1/13/26	1,500	1,415
	Kreditanstalt fuer Wiederaufbau	2.750%	7/15/20	41,000	40,995
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	3,000	2,954
11	Landwirtschaftliche Rentenbank	2.250%	10/1/21	19,370	18,997
11	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,251
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,353
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	14,020
11	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	8,257
11	Landwirtschaftliche Rentenbank	2.500%	11/15/27	22,655	21,652
	Nexen Energy ULC	7.875%	3/15/32	525	706
	Nexen Energy ULC	5.875%	3/10/35	690	796
	Nexen Energy ULC	6.400%	5/15/37	13,400	16,403
	Nexen Energy ULC	7.500%	7/30/39	3,400	4,682
	Nordic Investment Bank	1.500%	8/9/19	2,555	2,526
	Nordic Investment Bank	2.500%	4/28/20	7,000	6,966
	Nordic Investment Bank	1.625%	11/20/20	15,600	15,186
	Nordic Investment Bank	2.250%	2/1/21	16,500	16,290
	Nordic Investment Bank	1.250%	8/2/21	5,000	4,766
	Nordic Investment Bank	2.125%	2/1/22	9,000	8,773
	North American Development Bank	4.375%	2/11/20	975	988
	North American Development Bank	2.400%	10/26/22	3,450	3,336
13	Oesterreichische Kontrollbank AG	1.375%	2/10/20	5,675	5,560
13	Oesterreichische Kontrollbank AG	1.500%	10/21/20	30,000	29,128
13	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	10,650
13	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,343
13	Oesterreichische Kontrollbank AG	2.875%	3/13/23	3,000	2,988
4	Oriental Republic of Uruguay	8.000%	11/18/22	9,605	10,854
4	Oriental Republic of Uruguay	4.500%	8/14/24	6,225	6,415
4	Oriental Republic of Uruguay	4.375%	10/27/27	20,050	20,301
4	Oriental Republic of Uruguay	7.875%	1/15/33	200	262
4	Oriental Republic of Uruguay	7.625%	3/21/36	11,950	15,475
4	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	5,912
4	Oriental Republic of Uruguay	5.100%	6/18/50	27,025	26,620
4	Oriental Republic of Uruguay	4.975%	4/20/55	23,950	23,052
	Petroleos Mexicanos	6.000%	3/5/20	2,227	2,305
	Petroleos Mexicanos	5.500%	1/21/21	18,520	18,996
	Petroleos Mexicanos	6.375%	2/4/21	56,213	58,808
	Petroleos Mexicanos	4.875%	1/24/22	38,957	39,059
	Petroleos Mexicanos	5.375%	3/13/22	18,466	18,944

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	3.500%	1/30/23	5,250	4,968
	Petroleos Mexicanos	4.625%	9/21/23	14,312	14,111
	Petroleos Mexicanos	4.875%	1/18/24	8,322	8,206
4	Petroleos Mexicanos	2.290%	2/15/24	900	884
	Petroleos Mexicanos	4.250%	1/15/25	3,000	2,799
	Petroleos Mexicanos	2.378%	4/15/25	1,330	1,302
	Petroleos Mexicanos	4.500%	1/23/26	7,330	6,853
	Petroleos Mexicanos	6.875%	8/4/26	20,815	21,850
	Petroleos Mexicanos	6.500%	3/13/27	80,955	83,125
9	Petroleos Mexicanos	5.350%	2/12/28	13,600	12,907
	Petroleos Mexicanos	6.625%	6/15/35	11,600	11,342
	Petroleos Mexicanos	6.625%	6/15/38	3,025	2,867
	Petroleos Mexicanos	6.500%	6/2/41	19,025	17,887
	Petroleos Mexicanos	5.500%	6/27/44	9,225	7,763
	Petroleos Mexicanos	6.375%	1/23/45	18,170	16,730
	Petroleos Mexicanos	5.625%	1/23/46	13,116	11,167
	Petroleos Mexicanos	6.750%	9/21/47	73,289	69,634
9	Petroleos Mexicanos	6.350%	2/12/48	18,535	16,912
	Philippine Government International Bond	3.000%	2/1/28	25,000	22,958
14	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	1,255	1,746
	Province of Alberta	1.900%	12/6/19	19,775	19,508
	Province of Alberta	2.200%	7/26/22	13,000	12,565
	Province of Alberta	3.300%	3/15/28	14,000	13,942
	Province of British Columbia	2.650%	9/22/21	13,150	13,035
	Province of British Columbia	2.000%	10/23/22	17,150	16,467
	Province of British Columbia	2.250%	6/2/26	1,150	1,074
	Province of British Columbia	7.250%	9/1/36	2,171	3,289
	Province of Manitoba	2.100%	9/6/22	7,100	6,826
	Province of Manitoba	3.050%	5/14/24	4,800	4,747
	Province of Manitoba	2.125%	6/22/26	4,035	3,695
	Province of New Brunswick	2.500%	12/12/22	4,005	3,896
	Province of New Brunswick	3.625%	2/24/28	5,300	5,403
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,473
	Province of Ontario	1.650%	9/27/19	18,000	17,756
	Province of Ontario	4.000%	10/7/19	3,950	4,009
	Province of Ontario	4.400%	4/14/20	13,200	13,565
	Province of Ontario	2.550%	2/12/21	40,000	39,602
	Province of Ontario	2.500%	9/10/21	16,000	15,742
	Province of Ontario	2.400%	2/8/22	16,000	15,625
	Province of Ontario	2.250%	5/18/22	34,200	33,142
	Province of Ontario	2.450%	6/29/22	1,525	1,487
	Province of Ontario	2.200%	10/3/22	16,725	16,121
	Province of Ontario	3.200%	5/16/24	10,000	9,974
	Province of Ontario	2.500%	4/27/26	8,000	7,580
	Province of Quebec	3.500%	7/29/20	8,670	8,791
	Province of Quebec	2.750%	8/25/21	13,725	13,621
	Province of Quebec	2.375%	1/31/22	8,000	7,822
	Province of Quebec	2.625%	2/13/23	34,919	34,221
	Province of Quebec	7.125%	2/9/24	3,575	4,245
	Province of Quebec	2.875%	10/16/24	9,400	9,245
	Province of Quebec	2.500%	4/20/26	500	475
	Province of Quebec	2.750%	4/12/27	42,400	40,740
	Province of Quebec	7.500%	9/15/29	10,342	14,232
	Republic of Chile	3.875%	8/5/20	2,700	2,737

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Republic of Chile	2.250%	10/30/22	14,000	13,356
Republic of Chile	3.125%	1/21/26	13,094	12,554
4 Republic of Chile	3.240%	2/6/28	28,410	27,148
Republic of Chile	3.860%	6/21/47	10,800	10,295
Republic of Colombia	11.750%	2/25/20	900	1,021
Republic of Colombia	4.375%	7/12/21	10,885	11,146
4 Republic of Colombia	2.625%	3/15/23	25,050	23,780
Republic of Colombia	4.000%	2/26/24	31,233	31,233
Republic of Colombia	8.125%	5/21/24	1,800	2,168
4 Republic of Colombia	4.500%	1/28/26	18,217	18,490
4 Republic of Colombia	3.875%	4/25/27	12,475	12,128
Republic of Colombia	10.375%	1/28/33	3,850	5,943
Republic of Colombia	7.375%	9/18/37	9,600	12,041
Republic of Colombia	6.125%	1/18/41	4,500	5,011
4 Republic of Colombia	5.625%	2/26/44	21,750	23,153
4 Republic of Colombia	5.000%	6/15/45	68,613	67,378
Republic of Finland	6.950%	2/15/26	1,000	1,225
Republic of Hungary	6.250%	1/29/20	12,225	12,789
Republic of Hungary	6.375%	3/29/21	76,925	82,214
Republic of Hungary	5.375%	2/21/23	36,900	39,068
Republic of Hungary	7.625%	3/29/41	4,025	5,465
Republic of Indonesia	2.950%	1/11/23	12,475	11,847
Republic of Indonesia	3.500%	1/11/28	7,900	7,278
Republic of Indonesia	4.100%	4/24/28	7,500	7,237
9 Republic of Indonesia	4.750%	7/18/47	4,400	4,163
Republic of Indonesia	4.350%	1/11/48	16,200	14,499
Republic of Italy	6.875%	9/27/23	18,095	19,983
Republic of Italy	5.375%	6/15/33	14,750	15,846
Republic of Korea	3.875%	9/11/23	7,800	7,974
Republic of Korea	5.625%	11/3/25	575	652
Republic of Korea	2.750%	1/19/27	18,400	17,224
Republic of Korea	4.125%	6/10/44	900	945
Republic of Panama	5.200%	1/30/20	30,755	31,770
4 Republic of Panama	4.000%	9/22/24	550	555
4 Republic of Panama	3.750%	3/16/25	12,200	12,069
Republic of Panama	7.125%	1/29/26	14,050	16,769
Republic of Panama	8.875%	9/30/27	6,475	8,693
4 Republic of Panama	3.875%	3/17/28	5,340	5,225
Republic of Panama	9.375%	4/1/29	11,130	15,582
4 Republic of Panama	6.700%	1/26/36	26,548	32,547
4 Republic of Panama	4.500%	5/15/47	15,150	14,752
4 Republic of Panama	4.500%	4/16/50	3,300	3,193
4 Republic of Panama	4.300%	4/29/53	5,000	4,681
Republic of Peru	4.125%	8/25/27	800	818
Republic of Peru	8.750%	11/21/33	34,183	49,957
4 Republic of Peru	6.550%	3/14/37	14,900	18,531
Republic of Peru	5.625%	11/18/50	26,633	30,815
Republic of Poland	6.375%	7/15/19	17,460	18,092
Republic of Poland	5.125%	4/21/21	15,650	16,432
Republic of Poland	5.000%	3/23/22	29,385	31,001
Republic of Poland	3.000%	3/17/23	24,675	24,120
Republic of Poland	4.000%	1/22/24	10,575	10,747
Republic of Poland	3.250%	4/6/26	19,200	18,500

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Republic of the Philippines	6.500%	1/20/20	625	656
Republic of the Philippines	4.000%	1/15/21	15,025	15,171
Republic of the Philippines	4.200%	1/21/24	8,200	8,343
Republic of the Philippines	9.500%	10/21/24	2,170	2,862
Republic of the Philippines	10.625%	3/16/25	8,525	11,860
Republic of the Philippines	5.500%	3/30/26	9,350	10,285
Republic of the Philippines	9.500%	2/2/30	16,250	23,684
Republic of the Philippines	7.750%	1/14/31	13,300	17,506
Republic of the Philippines	6.375%	1/15/32	10,004	11,980
Republic of the Philippines	6.375%	10/23/34	14,240	17,391
Republic of the Philippines	5.000%	1/13/37	1,950	2,084
Republic of the Philippines	3.950%	1/20/40	29,999	28,799
Republic of the Philippines	3.700%	3/1/41	9,733	8,967
Republic of the Philippines	3.700%	2/2/42	16,288	14,920
9 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	450	471
State of Israel	4.000%	6/30/22	8,200	8,400
State of Israel	3.150%	6/30/23	2,400	2,367
State of Israel	2.875%	3/16/26	30,000	28,399
State of Israel	3.250%	1/17/28	11,800	11,352
State of Israel	4.500%	1/30/43	7,700	7,748
State of Israel	4.125%	1/17/48	10,525	9,886
Svensk Exportkredit AB	1.125%	8/28/19	7,100	6,984
Svensk Exportkredit AB	1.750%	5/18/20	16,400	16,089
Svensk Exportkredit AB	1.750%	8/28/20	22,370	21,869
Svensk Exportkredit AB	1.750%	3/10/21	7,500	7,281
Svensk Exportkredit AB	2.875%	5/22/21	2,200	2,202
Svensk Exportkredit AB	2.000%	8/30/22	18,520	17,827
Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,341
Syngenta Finance NV	3.125%	3/28/22	10,115	9,647
United Mexican States	3.625%	3/15/22	71,362	71,194
United Mexican States	8.000%	9/24/22	360	432
United Mexican States	4.000%	10/2/23	14,873	14,891
United Mexican States	3.600%	1/30/25	28,936	27,985
United Mexican States	4.125%	1/21/26	13,290	13,161
United Mexican States	4.150%	3/28/27	49,255	48,485
United Mexican States	3.750%	1/11/28	10,400	9,819
United Mexican States	7.500%	4/8/33	2,100	2,646
United Mexican States	6.750%	9/27/34	6,000	7,065
United Mexican States	6.050%	1/11/40	26,252	28,995
United Mexican States	4.750%	3/8/44	72,333	67,740
United Mexican States	4.600%	1/23/46	25,191	23,099
United Mexican States	4.350%	1/15/47	21,800	19,402
United Mexican States	5.750%	10/12/10	32,847	32,460
Total Sovereign Bonds (Cost $7,510,734)				7,369,039
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	2,800	2,774
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,105	3,024
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	3,625	5,455
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	400	505

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	6,245	7,887
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	1,115	1,422
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,105
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,850	4,615
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,635	2,253
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,058	18,139
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,525	3,693
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	10,147
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	9,000	8,644
California GO	6.200%	10/1/19	4,835	5,053
California GO	2.800%	4/1/21	8,000	7,981
California GO	5.700%	11/1/21	14,805	16,092
California GO	2.367%	4/1/22	9,245	9,004
California GO	3.375%	4/1/25	4,225	4,211
California GO	3.500%	4/1/28	5,500	5,484
California GO	4.500%	4/1/33	8,800	9,178
California GO	7.500%	4/1/34	14,855	20,864
California GO	4.600%	4/1/38	11,425	11,967
California GO	7.550%	4/1/39	17,345	25,578
California GO	7.300%	10/1/39	11,735	16,626
California GO	7.350%	11/1/39	17,450	24,840
California GO	7.625%	3/1/40	14,230	20,987
California GO	7.600%	11/1/40	20,015	30,102
California State University Systemwide
Revenue	3.899%	11/1/47	2,325	2,333
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	811
Chicago IL GO	7.045%	1/1/29	4,950	5,372
Chicago IL GO	7.375%	1/1/33	2,050	2,279
Chicago IL GO	5.432%	1/1/42	2,500	2,325
Chicago IL GO	6.314%	1/1/44	2,400	2,448
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	5,160	6,387
Chicago IL O’Hare International Airport
Revenue	6.395%	1/1/40	1,345	1,781
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,835	2,269
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,835	6,291
Clark County NV Airport System Revenue	6.881%	7/1/42	650	676
Clark County NV Airport System Revenue	6.820%	7/1/45	3,425	4,990
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	5,050	4,944
Connecticut GO	5.632%	12/1/29	1,610	1,797
Connecticut GO	5.090%	10/1/30	800	858

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Connecticut GO	5.850%	3/15/32	9,890	11,411
	Cook County IL GO	6.229%	11/15/34	1,795	2,240
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,050
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,400
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	3,474
	Dallas TX Convention Center Hotel
	Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	9,200
	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,624
	District of Columbia Income Tax Revenue	5.591%	12/1/34	10,440	12,463
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	4.814%	10/1/14	8,750	9,648
	East Bay CA Municipal Utility District Water
	System Revenue	5.874%	6/1/40	1,415	1,794
	Emory University Georgia GO	5.625%	9/1/19	1,430	1,473
	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.197%	7/1/19	1,500	1,495
	Florida Board of Administration Finance Corp
	Revenue	2.638%	7/1/21	5,000	4,953
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	16,150	16,196
	George Washington University District of
	Columbia GO	4.300%	9/15/44	1,575	1,617
	George Washington University District of
	Columbia GO	4.868%	9/15/45	39	43
	George Washington University District of
	Columbia Revenue	4.126%	9/15/48	6,500	6,584
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	7,138	9,025
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	6,688	8,370
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	5,098	6,147
	Houston TX GO	6.290%	3/1/32	13,535	15,576
	Illinois GO	4.950%	6/1/23	2,125	2,162
	Illinois GO	5.100%	6/1/33	50,325	47,626
	Illinois GO	6.630%	2/1/35	5,475	5,801
	Illinois GO	6.725%	4/1/35	3,550	3,784
	Illinois GO	7.350%	7/1/35	5,800	6,476
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,269
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	3.985%	1/1/29	3,640	3,743
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	4.532%	1/1/35	2,285	2,470
	Kansas Department of Transportation Highway
	Revenue	4.596%	9/1/35	2,750	3,025
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	135	148
15	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,025	2,319
	Los Angeles CA Community College
	District GO	6.750%	8/1/49	4,330	6,305
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	1,650	2,044

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value •
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	600	637
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	6,555	9,259
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	735	1,064
	Los Angeles CA Unified School District GO	5.755%	7/1/29	5,195	6,081
	Los Angeles CA Unified School District GO	5.750%	7/1/34	15,295	18,544
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,265
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	6,375	7,789
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	895	1,319
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	840	1,079
	Massachusetts GO	4.200%	12/1/21	8,980	9,263
	Massachusetts GO	4.500%	8/1/31	50	53
	Massachusetts GO	5.456%	12/1/39	5,250	6,289
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,402
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	475	599
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,077
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	6,795
	Mississippi GO	5.245%	11/1/34	1,350	1,576
	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)	3.652%	8/15/57	3,500	3,308
16	New Jersey Economic Development
	Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,148
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,529
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	130	137
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	3,200	3,977
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	16,012
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	17,126	24,104
	New York City NY GO	6.646%	12/1/31	100	108
	New York City NY GO	6.246%	6/1/35	950	1,003
	New York City NY GO	5.517%	10/1/37	3,225	3,858
	New York City NY GO	6.271%	12/1/37	5,500	7,165
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	580	732
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,195
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,010
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,301
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	455

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,439
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	9,580	11,756
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	13,590	17,686
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,476
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,499
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,290
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,600	14,037
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,186
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,360	8,478
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.628%	3/15/39	1,150	1,370
New York State Dormitory Authority
Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	3,775
New York State Urban Development
Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,778
New York University Hospitals Center
Revenue	5.750%	7/1/43	3,100	3,833
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	4,900	6,956
Ohio State University General Receipts
Revenue	4.910%	6/1/40	1,575	1,805
Ohio State University General Receipts
Revenue	3.798%	12/1/46	4,500	4,453
Ohio State University General Receipts
Revenue	4.800%	6/1/11	5,531	6,027
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,209
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	2,100	2,588
Oregon GO	5.762%	6/1/23	600	647
Oregon GO	5.892%	6/1/27	8,130	9,485
15 Oregon School Boards Association GO	5.528%	6/30/28	375	421
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,947	2,114
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,050	3,751
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,060	2,489
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	4,900	6,070
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	3,080	3,815
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	5,025	5,939
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	3,370	3,654

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	5,560	6,520
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	18,760	19,924
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	7,560	8,508
Port of Morrow OR Transmission Facilities
Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	93
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	3,680	4,313
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	3,075	2,791
Princeton University New Jersey GO	5.700%	3/1/39	6,650	8,660
Regents of the University of California
Revenue	3.063%	7/1/25	9,060	8,817
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,300	1,704
Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,452
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	7,983
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,879
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,295	3,785
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,650	2,161
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	7,000	8,742
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,410	1,552
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.911%	4/1/48	1,510	2,014
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	6,180	8,157
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	5,795	8,381
San Jose CA Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,445
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,390	3,980
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	2,000	1,863
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	7,000	9,416
Texas GO	5.517%	4/1/39	7,690	9,714
Texas Transportation Commission Revenue	5.178%	4/1/30	3,885	4,434
Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,563
University of California Regents Medical
Center Revenue	6.548%	5/15/48	4,925	6,623
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,180	1,582
University of California Revenue	4.601%	5/15/31	12,830	13,841
University of California Revenue	5.770%	5/15/43	5,790	7,144
University of California Revenue	5.946%	5/15/45	5,510	6,939
University of California Revenue	4.858%	5/15/12	8,165	8,657
University of California Revenue	4.767%	5/15/15	175	182

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
University of North Carolina University
System Revenue	3.327%	12/1/36	90	86
University of Southern California GO	5.250%	10/1/11	1,840	2,184
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	4,400	4,074
University of Texas Revenue	3.354%	8/15/47	2,375	2,184
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	650	673
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,700	1,925
University of Virginia Revenue	4.179%	9/1/17	2,450	2,445
Utah GO	4.554%	7/1/24	7,705	8,103
Utah GO	3.539%	7/1/25	4,400	4,462
Washington GO	5.140%	8/1/40	1,970	2,345
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	9,526
Wisconsin General Fund Annual
Appropriation Revenue	3.154%	5/1/27	3,050	2,982
15 Wisconsin GO	5.700%	5/1/26	3,020	3,358
Total Taxable Municipal Bonds (Cost $1,014,607)				1,082,471

			Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
17 Vanguard Market Liquidity Fund
(Cost $4,608,446)	2.122%		46,086,634	4,609,124
Total Investments (102.3%) (Cost $164,047,875)				161,037,928

				Amount
				($000)
Other Assets and Liabilities (-2.3%)
Other Assets
Investment in Vanguard				8,317
Receivables for Investment Securities Sold				927,446
Receivables for Accrued Income				1,014,285
Receivables for Capital Shares Issued				283,062
Total Other Assets				2,233,110
Liabilities
Payables for Investment Securities Purchased				(5,438,750)
Payables for Capital Shares Redeemed				(302,051)
Payables to Vanguard				(36,517)
Other Liabilities				(1,079)
Total Liabilities				(5,778,397)
Net Assets (100%)				157,492,641

Total Bond Market II Index Fund

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	160,947,526
Overdistributed Net Investment Income	(4,253)
Accumulated Net Realized Losses	(440,685)
Unrealized Appreciation (Depreciation)	(3,009,947)
Net Assets	157,492,641

Investor Shares—Net Assets
Applicable to 9,060,347,439 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	94,189,737
Net Asset Value Per Share—Investor Shares	$10.40

Institutional Shares—Net Assets
Applicable to 6,089,268,227 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	63,302,904
Net Asset Value Per Share—Institutional Shares	$10.40

• See Note A in Notes to Financial Statements.
* Certain of the fund’s securities are valued using significant unobservable inputs.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
6 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $793,987,000, representing 0.5% of net assets.
10 Guaranteed by the Government of Canada.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the Republic of the Philippines.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Six Months Ended
June30,2018
($000)
Investment Income
Income
Interest[1]	2,073,839
Total Income	2,073,839
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,237
Management and Administrative—Investor Shares	29,280
Management and Administrative—Institutional Shares	4,194
Marketing and Distribution—Investor Shares	9,810
Marketing and Distribution—Institutional Shares	867
Custodian Fees	349
Shareholders’ Reports—Investor Shares	294
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	50
Total Expenses	47,081
Net Investment Income	2,026,758
Realized Net Gain (Loss) on Investment Securities Sold[1]	(438,779)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(4,194,337)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,606,358)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $44,555,000, ($699,000), and $423,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,026,758	3,211,943
Realized Net Gain (Loss)	(438,779)	105,760
Change in Unrealized Appreciation (Depreciation)	(4,194,337)	1,171,807
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,606,358)	4,489,510
Distributions
Net Investment Income
Investor Shares	(1,201,677)	(1,900,130)
Institutional Shares	(824,593)	(1,309,567)
Realized Capital Gain[1]
Investor Shares	(702)	(18,704)
Institutional Shares	(468)	(12,504)
Total Distributions	(2,027,440)	(3,240,905)
Capital Share Transactions
Investor Shares	7,785,465	20,048,922
Institutional Shares	5,858,861	13,171,528
Net Increase (Decrease) from Capital Share Transactions	13,644,326	33,220,450
Total Increase (Decrease)	9,010,528	34,469,055
Net Assets
Beginning of Period	148,482,113	114,013,058
End of Period[2]	157,492,641	148,482,113

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,253,000) and ($4,741,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.72	$10.61	$10.60	$10.84	$10.49	$10.97
Investment Operations
Net Investment Income	.137[1]	.259[1]	.251	.248	.242	.221
Net Realized and Unrealized Gain (Loss)
on Investments	(. 320)	.112	. 022	(. 216)	. 375	(. 467)
Total from Investment Operations	(.183)	.371	.273	.032	.617	(. 246)
Distributions
Dividends from Net Investment Income	(.137)	(. 259)	(. 252)	(. 248)	(. 242)	(. 221)
Distributions from Realized Capital Gains	(.000)[2]	(. 002)	(. 011)	(. 024)	(. 025)	(. 013)
Total Distributions	(.137)	(. 261)	(. 263)	(. 272)	(. 267)	(. 234)
Net Asset Value, End of Period	$10.40	$10.72	$10.61	$10.60	$10.84	$10.49

Total Return[3]	-1.71%	3.53%	2.55%	0.28%	5.93%	-2.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94,190	$89,183	$68,381	$55,392	$54,268	$47,497
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.64%	2.42%	2.31%	2.30%	2.26%	2.07%
Portfolio Turnover Rate [4]	95%	80%	88%	116%	108%[5]	111%[5]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.001 per share.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Includes 28%, 26%, 24%, 46%, 56%, and 52% attributable to mortgage-dollar-roll activity.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.72	$10.61	$10.60	$10.84	$10.49	$10.97
Investment Operations
Net Investment Income	.140[1]	.267[1]	.259	.256	.248	.228
Net Realized and Unrealized Gain (Loss)
on Investments	(. 320)	.112	. 022	(. 216)	. 375	(. 467)
Total from Investment Operations	(.180)	.379	.281	.040	.623	(. 239)
Distributions
Dividends from Net Investment Income	(.140)	(. 267)	(. 260)	(. 256)	(. 248)	(. 228)
Distributions from Realized Capital Gains	(.000)[2]	(. 002)	(. 011)	(. 024)	(. 025)	(. 013)
Total Distributions	(.140)	(. 269)	(. 271)	(. 280)	(. 273)	(. 241)
Net Asset Value, End of Period	$10.40	$10.72	$10.61	$10.60	$10.84	$10.49

Total Return	-1.67%	3.60%	2.62%	0.35%	5.99%	-2.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,303 $59,299		$45,632	$36,760	$36,485	$25,093
Ratio of Total Expenses to
Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.05%	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.71%	2.49%	2.38%	2.37%	2.31%	2.14%
Portfolio Turnover Rate [3]	95%	80%	88%	116%	108%[4]	111%[4]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Distribution was less than $.001 per share.
3 Includes 28%, 26%, 24%, 46%, 56%, and 52% attributable to mortgage-dollar-roll activity.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

Total Bond Market II Index Fund

At June 30, 2018, counterparties had deposited in segregated accounts securities with a value of $4,103,000 and cash with a value of $7,138,000 in connection with TBA transactions.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Total Bond Market II Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $8,317,000, representing 0.01% of the fund’s net assets and 3.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	101,656,453	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,845,979	47,378
Corporate Bonds	—	42,427,484	—
Sovereign Bonds	—	7,369,039	—
Taxable Municipal Bonds	—	1,082,471	—
Temporary Cash Investments	4,609,124	—	—
Total	4,609,124	156,381,426	47,378

Total Bond Market II Index Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At June 30, 2018, the cost of investment securities for tax purposes was $164,047,875,000. Net unrealized depreciation of investment securities for tax purposes was $3,009,947,000, consisting of unrealized gains of $697,988,000 on securities that had risen in value since their purchase and $3,707,935,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $10,508,872,000 of investment securities and sold $4,964,080,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $75,844,745,000 and $67,582,534,000, respectively.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,931,594	1,421,085	25,241,025	2,358,534
Issued in Lieu of Cash Distributions	1,201,914	115,037	1,914,901	178,687
Redeemed	(8,348,043)	(795,873)	(7,107,004)	(663,041)
Net Increase (Decrease)—Investor Shares	7,785,465	740,249	20,048,922	1,874,180
Institutional Shares
Issued	11,221,569	1,070,611	21,317,171	1,993,650
Issued in Lieu of Cash Distributions	825,030	78,966	1,320,446	123,217
Redeemed	(6,187,738)	(592,444)	(9,466,089)	(886,223)
Net Increase (Decrease)—Institutional Shares	5,858,861	557,133	13,171,528	1,230,644

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$982.92	$0.44
Institutional Shares	1,000.00	983.26	0.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.70	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2009 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market II Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market II Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market II Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market II Index Fund or the owners of the Total Bond Market II Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market II Index Fund. Investors acquire the Total Bond Market II Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market II Index Fund. The Total Bond Market II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market II Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market II Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market II Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market II Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market II Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total Bond Market II Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total Bond Market II Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL BOND MARKET II INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
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copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6352 082018

Semiannual Report | June 30, 2018
Vanguard Inflation-Protected Securities Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended June 30, 2018, Vanguard Inflation-Protected Securities Fund returned –0.10% for Investor Shares. It slightly lagged its benchmark and the peer-group average return. Investor Shares’ 30-day SEC yield climbed 27 basis points to 0.53%.

• The Federal Reserve raised interest rates twice, to 1.75%–2%, and signaled that two more rate increases were likely in 2018. The U.S. taxable bond market edged lower for the six months. The nominal yield curve flattened as short-term yields rose more than long-term yields.

• Treasury Inflation-Protected Securities (TIPS) outperformed U.S. Treasury securities.

The TIPS inflation adjustment component softened the negative effects of rising rates. The real yield of 10-year TIPS rose from 0.42% to 0.73%.

• The gap between 5-year nominal Treasury and TIPS yields—a measure of expected inflation over the next five years—increased from 1.93% to 2.09%.

Total Returns: Six Months Ended June 30, 2018
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	0.53%	0.90%	-1.00%	-0.10%
Admiral™ Shares	0.63	0.95	-1.05	-0.10
Institutional Shares	0.66	0.96	-1.05	-0.09
Bloomberg Barclays U.S. Treasury Inflation
Protected Securities Index				-0.02
Inflation-Protected Bond Funds Average				-0.02

Inflation-Protected Bond Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.20%	0.10%	0.07%	0.71%

The fund expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the fund’s annualized expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Inflation-Protected Bond Funds.

1

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority

2

front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
July 13, 2018

Market Barometer
			Total Returns
		Periods Ended June 30, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	2.85%	14.54%	13.37%
Russell 2000 Index (Small-caps)	7.66	17.57	12.46
Russell 3000 Index (Broad U.S. market)	3.22	14.78	13.29
FTSE All-World ex US Index (International)	-3.83	7.28	6.35

Bonds
Bloomberg Barclays U. S. Aggregate Bond Index
(Broad taxable market)	-1.62%	-0.40%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.25	1.56	3.53
FTSE Three-Month U. S. Treasury Bill Index	0.78	1.33	0.38

CPI
Consumer Price Index	2.22%	2.87%	1.54%

3

Advisor’s Report

For the six months ended June 30, 2018, Investor Shares of Vanguard Inflation-Protected Securities Fund returned –0.10%. That result slightly trailed the –0.02% return of the fund’s benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index.

The investment environment

Both growth and inflation were quite robust during the first half of 2018. Inflation steadily moved toward the Federal Reserve’s 2% target rate and was boosted by better-than-expected growth both in the United States and globally. Healthy employment gains, rising after-tax incomes, and optimism among households following the passage of federal tax cuts lifted consumer spending. U.S. gross domestic product increased at an annualized rate of 4.1% in the second quarter and appeared on track to rise about 3% for 2018—the fastest pace in several years. With the economy strengthening, the Fed remained committed to a gradual normalization of interest rates and its balance sheet under Chairman Jerome Powell.

For the period, Treasury Inflation-Protected Securities (TIPS) outperformed nominal Treasury securities. The inflation-adjustment component of TIPS acted as a slight cushion against the negative effects of rising interest rates. The real yield of 10-year TIPS rose from 0.42% to 0.73%, while the 5-year breakeven inflation rate increased 16 basis points, ending at 2.09%. (A basis point is one one-hundredth of a percentage point.)

Yields of U.S. Treasury Inflation-Protected Securities
(Real Yields)
	December 31,	March 31,	June 30,
Maturity	2017	2018	2018
2 Years	0.19%	0.40%	0.51%
3 Years	0.21	0.41	0.51
5 Years	0.38	0.54	0.57
7 Years	0.51	0.65	0.65
10 Years	0.60	0.72	0.73
20 Years	0.73	0.84	0.81
30 Years	0.83	0.93	0.87
Source: Vanguard.

4

Our team began the year with the view that inflation would rebound from some of the temporary weakness it exhibited in 2017 and would most likely reach or top the Fed’s target rate. Rising commodity prices were one factor pushing headline inflation above that mark in the first half of 2018. Oil and gasoline prices went up about 20%, largely as a result of global oil producers cutting back to reduce oversupply. Demand for commodities was strong in both developed and emerging markets.

The U.S. nominal yield curve continued to flatten as short-term yields rose faster than longer-term yields, while real yields stayed in a relatively narrow range. Although some market watchers saw the flattening as a possible harbinger of recession within the next few years, others argued it was not, saying that low or negative interest rates and large quantitative easing programs in Europe and Japan were depressing global interest rates.

Management of the portfolio

The TIPS market was relatively benign and stable for most of the half year. The biggest move came early in the period, after the tax law enacted in December led to a significant repricing in the bond market that generated higher real and nominal interest rates. For the rest of the period, volatility in general was relatively tame.

The fund invests almost exclusively in TIPS. Its performance can diverge from those of competing funds, which may hold other types of securities of varying durations, including short-term TIPS and other real-return assets. The portfolio at the start of the year had a long-duration bias, which proved to be a detractor to performance. We shifted out of the position in January. We added value with our overweight breakeven rate positioning, based on our view that inflation would continue to trend higher this year. Real-yield curve positioning and tactical capturing of relative value opportunities also added to the fund’s return.

Outlook

Absent a material slowdown or unforeseen geopolitical shock abroad that spills over to the U.S., we view the domestic economy as very strong and believe it should continue to produce above-trend growth over the next six to 12 months. The forecast for end-of-year inflation is 2%, which is already in view. During the rest of 2018, we expect global core and headline inflation readings to keep rising but at a pace that won’t alarm policymakers. We believe the Fed will be able to keep to its schedule for raising interest rates incrementally into 2019, until target short-term rates reach about 3%.

Recent trade tariffs and the potential escalation of a trade war could push up inflation outcomes in the medium term, but as of this writing, they aren’t expected to pose significant upside risks. Wage inflation is likely to remain in the spotlight for the market and the Fed as the U.S. unemployment rate is expected to stay low or decline further this year.

5

Overall, our investment team feels there is some complacency in the market about the potential upward direction of inflation. We believe that realized inflation will come in stronger than the consensus forecast, which will lead the market to reprice inflation expectations a littler higher.

In that scenario, we believe the portfolio is well-positioned to take advantage of evolving opportunities.

Gemma Wright-Casparius, Principal

Vanguard Fixed Income

Group July 27, 2018

6

Inflation-Protected Securities Fund

Fund Profile
As of June 30, 2018

Share-Class Characteristics

	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.20%	0.10%	0.07%
30-Day SEC Yield[2]	0.53%	0.63%	0.66%

Financial Attributes

		Bloomberg
		Barclays	Bloomberg
		Inflation	Barclays
		Protected	US
		Securities	Aggregate
	Fund	Index	Bond Index
Number of Bonds	39	39	9,959
Yield to Maturity
(before expenses)	3.1%	3.0%	3.3%
Average Coupon	0.7%	0.8%	3.1%
Average Duration	7.7 years	7.7 years	6.0 years
Average Effective
Maturity	8.4 years	8.4 years	8.3 years
Short-Term
Reserves	0.3%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Volatility Measures
Bloomberg
	Barclays	Bloomberg
	Inflation	Barclays US
	Protected	Aggregate
	Securities	Bond
	Index	Index
R-Squared	0.98	0.67
Beta	1.03	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	2.0%
1 - 3 Years	15.5
3 - 5 Years	21.2
5 - 10 Years	42.6
10 - 20 Years	5.4
20 - 30 Years	13.3

Distribution by Credit Quality (% of portfolio)
U.S. Government	100.0%

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 26, 2018, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2018, the annualized expense ratios were 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares.

2 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

7

Inflation-Protected Securities Fund

Investment Focus

8

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2007, Through June 30, 2018

				Bloomberg
				Barclays
				Inflation
				Protected
				Securities
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.62%	-7.47%	-2.85%	-2.35%
2009	1.86	8.94	10.80	11.41
2010	2.58	3.59	6.17	6.31
2011	4.56	8.68	13.24	13.56
2012	2.62	4.16	6.78	6.98
2013	1.47	-10.39	-8.92	-8.61
2014	2.17	1.66	3.83	3.64
2015	0.74	-2.57	-1.83	-1.44
2016	3.23	1.29	4.52	4.68
2017	2.35	0.46	2.81	3.01
2018	0.90	-1.00	-0.10	-0.02
Note: For 2018, performance data reflect the six months ended June 30, 2018.

Average Annual Total Returns: Periods Ended June 30, 2018
						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	6/29/2000	1.81%	1.54%	2.25%	0.48%	2.73%
Admiral Shares	6/10/2005	1.89	1.64	2.36	0.48	2.84
Institutional Shares	12/12/2003	1.92	1.67	2.39	0.48	2.87

See Financial Highlights for dividend and capital gains information.

9

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	558,580	593,624
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	125,584	147,141
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	1,080,200	1,143,411
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	641,210	748,501
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	770,499	893,788
1 United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	1,441,500	1,500,265
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	857,801	956,989
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	937,671	1,019,976
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	1,130,000	1,140,318
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	987,019	1,057,387
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	977,330	1,036,804
United States Treasury Inflation Indexed
Bonds	0.625%	4/15/23	1,020,000	1,027,238
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	977,936	1,043,317
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/24	991,256	1,062,890
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/24	988,771	1,013,984
United States Treasury Inflation Indexed
Bonds	0.250%	1/15/25	1,005,300	1,034,172
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	521,651	768,771
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/25	999,844	1,037,541

10

Inflation-Protected Securities Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/26	902,522	946,307
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	399,727	552,841
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/26	851,304	852,418
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	859,439	866,058
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	314,047	443,755
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/27	450,000	448,372
United States Treasury Inflation Indexed
Bonds	0.500%	1/15/28	1,108,400	1,101,382
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	340,866	445,428
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	222,575	437,876
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	339,170	465,063
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	271,242	545,029
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	112,029	211,057
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	188,656	274,726
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	242,258	350,874
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	436,145	472,112
United States Treasury Inflation Indexed
Bonds	0.625%	2/15/43	327,755	338,030
United States Treasury Inflation Indexed
Bonds	1.375%	2/15/44	502,735	603,283
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	560,400	578,266
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	416,802	453,878
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	453,100	470,282
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/48	300,000	314,901
Total U. S. Government and Agency Obligations (Cost $28,078,356)				28,398,055

			Shares
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund
(Cost $83,481)	2.122%		834,733	83,482
Total Investments (99.8%) (Cost $28,161,837)				28,481,537

11

Inflation-Protected Securities Fund

				Notional
	Expiration		Exercise	Amout	Value •
	Date	Contracts	Price	($000)	($000)
Liability for Written Options on Futures[3] (0.0%)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	7/13/18	247	USD 119.75	29,578	(147)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	7/13/18	248	USD 120.50	29,884	(50)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	246	USD 119.00	29,274	(315)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	246	USD 119.50	29,397	(215)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	247	USD 120.00	29,640	(135)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	248	USD 120.50	29,884	(81)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	8/24/18	1,880	USD 120.00	225,600	(1,469)
Call Options on 10-year U.S.
Treasury Note Futures Contracts	8/24/18	983	USD 121.00	118,943	(369)
Put Options on 10-year U.S.
Treasury Note Futures Contracts	7/13/18	248	USD 120.50	29,884	(128)
Put Options on 10-year U.S.
Treasury Note Futures Contracts	7/13/18	247	USD 119.75	29,578	(38)
Put Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	248	USD 120.50	29,884	(159)
Put Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	247	USD 120.00	29,640	(89)
Put Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	246	USD 119.50	29,397	(46)
Put Options on 10-year U.S.
Treasury Note Futures Contracts	7/27/18	246	USD 119.00	29,274	(23)
Put Options on 10-year U.S.
Treasury Note Futures Contracts	8/24/18	1,880	USD 118.50	222,780	(294)
Total Liability for Written Options on Futures (Premiums Received $3,861)					(3,558)

					Amount
					($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard					1,508
Receivables for Accrued Income					80,149
Receivables for Capital Shares Issued					53,101
Variation Margin Receivable—Futures Contracts					352
Other Assets					332
Total Other Assets					135,442
Other Liabilities
Payables for Investment Securities Purchased					(40,582)
Payables for Capital Shares Redeemed					(16,715)
Payables to Vanguard					(21,189)
Variation Margin Payable—Futures Contracts					(531)
Total Other Liabilities					(79,017)
Net Assets (100%)					28,534,404

12

Inflation-Protected Securities Fund

At June 30, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	28,052,369
Undistributed Net Investment Income	226,094
Accumulated Net Realized Losses	(63,456)
Unrealized Appreciation (Depreciation)
Investment Securities	319,700
Futures Contracts	(606)
Options on Futures Contracts	303
Net Assets	28,534,404

Investor Shares—Net Assets
Applicable to 300,364,851 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,876,525
Net Asset Value Per Share—Investor Shares	$12.91

Admiral Shares—Net Assets
Applicable to 570,417,887 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,449,769
Net Asset Value Per Share—Admiral Shares	$25.33

Institutional Shares—Net Assets
Applicable to 989,285,031 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,208,110
Net Asset Value Per Share—Institutional Shares	$10.32

• See Note A in Notes to Financial Statements.
1 Securities with a value of $17,766,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Unrealized appreciation (depreciation) on options on futures contracts is required to be treated as realized gain (loss) for tax purposes.

13

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	12,966	2,746,564	3,649
5-Year U.S. Treasury Note	September 2018	4,265	484,577	(46)
Ultra Long U.S. Treasury Bond	September 2018	151	24,094	(4)
				3,599

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2018	(7,632)	(978,685)	(4,370)
10-Year U.S. Treasury Note	September 2018	(3,941)	(473,659)	165
				(4,205)
				(606)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2018
($000)
Investment Income
Income
Interest[1]	524,379
Total Income	524,379
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,616
Management and Administrative—Investor Shares	3,299
Management and Administrative—Admiral Shares	5,526
Management and Administrative—Institutional Shares	2,641
Marketing and Distribution—Investor Shares	331
Marketing and Distribution—Admiral Shares	548
Marketing and Distribution—Institutional Shares	128
Custodian Fees	42
Shareholders’ Reports—Investor Shares	82
Shareholders’ Reports—Admiral Shares	67
Shareholders’ Reports—Institutional Shares	61
Trustees’ Fees and Expenses	11
Total Expenses	14,352
Net Investment Income	510,027
Realized Net Gain (Loss)
Investment Securities Sold[1]	(12,162)
Futures Contracts	(18,590)
Written Options on Futures Contracts	(1,433)
Realized Net Gain (Loss)	(32,185)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(496,589)
Futures Contracts	3,834
Written Options on Futures Contracts	67
Change in Unrealized Appreciation (Depreciation)	(492,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,846)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,123,000, $12,000, and ($13,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	510,027	666,225
Realized Net Gain (Loss)	(32,185)	(27,383)
Change in Unrealized Appreciation (Depreciation)	(492,688)	121,478
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,846)	760,320
Distributions
Net Investment Income
Investor Shares	(35,353)	(96,588)
Admiral Shares	(135,752)	(329,839)
Institutional Shares	(96,884)	(227,183)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(267,989)	(653,610)
Capital Share Transactions
Investor Shares	(218,382)	(380,258)
Admiral Shares	675,767	1,662,662
Institutional Shares	796,371	836,653
Net Increase (Decrease) from Capital Share Transactions	1,253,756	2,119,057
Total Increase (Decrease)	970,921	2,225,767
Net Assets
Beginning of Period	27,563,483	25,337,716
End of Period[1]	28,534,404	27,563,483

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $226,094,000 and ($15,945,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.04	$12.98	$12.84	$13.18	$12.98	$14.53
Investment Operations
Net Investment Income	. 226[1]	.310[1]	.263	.098	.224	.210
Net Realized and Unrealized Gain (Loss)
on Investments	(.240)	.053	.315	(.339)	.273	(1.499)
Total from Investment Operations	(.014)	.363	.578	(.241)	.497	(1.289)
Distributions
Dividends from Net Investment Income	(.116)	(.303)	(.266)	(.098)	(.281)	(.216)
Distributions from Realized Capital Gains	—	—	(.017)	(.001)	(.016)	(.045)
Return of Capital	—	—	(.155)	—	—	—
Total Distributions	(.116)	(.303)	(.438)	(.099)	(.297)	(.261)
Net Asset Value, End of Period	$12.91	$13.04	$12.98	$12.84	$13.18	$12.98

Total Return[2]	-0.10%	2.81%	4.52%	-1.83%	3.83%	-8.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,877	$4,139	$4,496	$4,746	$5,604	$6,577
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.59%	2.38%	1.99%	0.72%	2.01%	1.33%
Portfolio Turnover Rate	29%	22%	27%[3]	43%[3]	39% [3]	44%[3]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$25.60	$25.48	$25.21	$25.87	$25.47	$28.54
Investment Operations
Net Investment Income	. 461[1]	.640[1]	.544	.221	.468	.449
Net Realized and Unrealized Gain (Loss)
on Investments	(. 490)	. 097.615		(. 658)	.544	(2.965)
Total from Investment Operations	(. 029)	.737	1.159	(. 437)	1.012	(2.516)
Distributions
Dividends from Net Investment Income	(.241)	(.617)	(.541)	(. 220)	(.581)	(. 465)
Distributions from Realized Capital Gains	—	—	(. 034)	(. 003)	(.031)	(. 089)
Return of Capital	—	—	(.314)	—	—	—
Total Distributions	(.241)	(.617)	(. 889)	(. 223)	(.612)	(. 554)
Net Asset Value, End of Period	$25.33	$25.60	$25.48	$25.21	$25.87	$25.47

Total Return[2]	-0.10%	2.91%	4.62%	-1.69%	3.97%	-8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,450	$13,917	$12,205	$10,533	$10,778	$11,005
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.69%	2.48%	2.09%	0.82%	2.11%	1.43%
Portfolio Turnover Rate	29%	22%	27%[3]	43%[3]	39% [3]	44%[3]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.43	$10.38	$10.27	$10.54	$10.37	$11.62
Investment Operations
Net Investment Income	.191[1]	. 263[1]	. 224.093		.193	.187
Net Realized and Unrealized Gain (Loss)
on Investments	(.201)	.043	. 250	(. 269)	. 229	(1.208)
Total from Investment Operations	(.010)	.306	.474	(.176)	. 422	(1.021)
Distributions
Dividends from Net Investment Income	(.100)	(. 256)	(.221)	(. 093)	(. 239)	(.193)
Distributions from Realized Capital Gains	—	—	(.014)	(.001)	(.013)	(. 036)
Return of Capital	—	—	(.129)	—	—	—
Total Distributions	(.100)	(. 256)	(. 364)	(. 094)	(. 252)	(. 229)
Net Asset Value, End of Period	$10.32	$10.43	$10.38	$10.27	$10.54	$10.37

Total Return	-0.09%	2.97%	4.63%	-1.67%	4.07%	-8.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,208	$9,508	$8,637	$7,471	$8,449	$8,919
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.72%	2.51%	2.12%	0.85%	2.14%	1.46%
Portfolio Turnover Rate	29%	22%	27%[2]	43%[2]	39%[2]	44%[2]

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2018, the fund’s average investments in long and short futures contracts represented 7% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

20

Inflation-Protected Securities Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended June 30, 2018, the fund’s average value of investments in options purchased and options written represented 0% and less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2014–2017), and for the period ended June 30, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2018, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

21

Inflation-Protected Securities Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2018, the fund had contributed to Vanguard capital in the amount of $1,508,000 representing 0.01% of the fund’s net assets and 0.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of June 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	28,398,055	—
Temporary Cash Investments	83,482	—	—
Liability for Options Written	(3,558)	—	—
Futures Contracts—Assets[1]	352	—	—
Futures Contracts—Liabilities[1]	(531)	—	—
Total	79,745	28,398,055	—
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

22

Inflation-Protected Securities Fund

Certain of the fund’s U.S. Treasury inflation-indexed securities experienced deflation and amortization adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the six months ended June 30, 2018, the fund realized gains of $1,000 related to previously tax-deferred deflation adjustments, which have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2017, the fund had available capital losses totaling $35,474,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2018; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2018, the cost of investment securities for tax purposes was $28,161,837,000. Net unrealized appreciation of investment securities for tax purposes was $319,700,000, consisting of unrealized gains of $656,878,000 on securities that had risen in value since their purchase and $337,178,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2018, the fund purchased $5,297,387,000 of investment securities and sold $4,062,802,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		June 30, 2018	December 31, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	336,231	26,117	777,761	59,276
Issued in Lieu of Cash Distributions	32,888	2,565	90,059	6,924
Redeemed	(587,501)	(45,656)	(1,248,078)	(95,089)
Net Increase (Decrease)—Investor Shares	(218,382)	(16,974)	(380,258)	(28,889)
Admiral Shares
Issued	2,072,182	82,042	4,169,314	161,824
Issued in Lieu of Cash Distributions	119,416	4,748	287,868	11,277
Redeemed	(1,515,831)	(60,004)	(2,794,520)	(108,430)
Net Increase (Decrease)—Admiral Shares	675,767	26,786	1,662,662	64,671
Institutional Shares
Issued	1,578,968	153,535	2,345,338	223,313
Issued in Lieu of Cash Distributions	91,609	8,937	215,166	20,686
Redeemed	(874,206)	(85,010)	(1,723,851)	(164,223)
Net Increase (Decrease)—Institutional Shares	796,371	77,462	836,653	79,776

G. Management has determined that no events or transactions occurred subsequent to June 30, 2018, that would require recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2017	6/30/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$999.04	$0.99
Admiral Shares	1,000.00	998.95	0.50
Institutional Shares	1,000.00	999.09	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

26

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the fund’s bonds will fluctuate in response to a change in “real” interest rates—meaning rates without inflation expectations built in. Real interest rates are reflected in market yields for inflation-adjusted securities. To see how the fund’s bond values could change, multiply the average duration by the change in real rates. For example, if the average duration were five years, then the value of the fund’s bonds would decline by about 5% if real interest rates rose by 1 percentage point. Conversely, if real rates fell by a percentage point, the value of the bonds would rise about 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

28

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. This term generally refers to the rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates. For the Inflation-Protected Securities Fund, the calculation is modified by adding in the inflation adjustment made over the past 12 months. This change results in a figure more directly comparable to the yield-to-maturity figures for other types of bond funds. (An unmodified yield to maturity is used in calculating the fund’s 30-Day SEC Yield.)

29

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Inflation-Protected Securities Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Inflation-Protected Securities Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Inflation-Protected Securities Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Inflation-Protected Securities Fund or the owners of the Inflation-Protected Securities Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Inflation-Protected Securities Fund. Investors acquire the Inflation-Protected Securities Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Inflation-Protected Securities Fund. The Inflation-Protected Securities Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Inflation-Protected Securities Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Inflation-Protected Securities Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Inflation-Protected Securities Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Inflation-Protected Securities Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Inflation-Protected Securities Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties.

30

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE INFLATION-PROTECTED SECURITIES FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

31

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.3%)
U.S. Government Securities (60.8%)
United States Treasury Note/Bond	1.250%	6/30/19	84,466	83,542
United States Treasury Note/Bond	1.625%	6/30/19	383,139	380,384
United States Treasury Note/Bond	0.750%	7/15/19	24,123	23,723
United States Treasury Note/Bond	0.875%	7/31/19	63,239	62,221
United States Treasury Note/Bond	1.375%	7/31/19	188,809	186,743
United States Treasury Note/Bond	1.625%	7/31/19	331,696	329,003
United States Treasury Note/Bond	0.750%	8/15/19	215,332	211,430
United States Treasury Note/Bond	3.625%	8/15/19	1,190	1,206
United States Treasury Note/Bond	8.125%	8/15/19	180	191
United States Treasury Note/Bond	1.000%	8/31/19	13,245	13,030
United States Treasury Note/Bond	1.250%	8/31/19	46,000	45,389
United States Treasury Note/Bond	1.625%	8/31/19	511,191	506,559
United States Treasury Note/Bond	0.875%	9/15/19	378,600	371,679
United States Treasury Note/Bond	1.000%	9/30/19	10,750	10,562
United States Treasury Note/Bond	1.375%	9/30/19	25,477	25,147
United States Treasury Note/Bond	1.750%	9/30/19	464,096	460,179
United States Treasury Note/Bond	1.000%	10/15/19	258,275	253,554
United States Treasury Note/Bond	1.250%	10/31/19	675	664
United States Treasury Note/Bond	1.500%	10/31/19	487,273	481,260
United States Treasury Note/Bond	1.000%	11/15/19	26,550	26,031
United States Treasury Note/Bond	3.375%	11/15/19	46,927	47,491
United States Treasury Note/Bond	1.500%	11/30/19	877,879	866,080
United States Treasury Note/Bond	1.750%	11/30/19	3,070	3,039
United States Treasury Note/Bond	1.375%	12/15/19	208,970	205,706
United States Treasury Note/Bond	1.125%	12/31/19	33,950	33,276
United States Treasury Note/Bond	1.625%	12/31/19	220,449	217,693
United States Treasury Note/Bond	1.875%	12/31/19	32,186	31,899
United States Treasury Note/Bond	1.375%	1/15/20	95,405	93,810
United States Treasury Note/Bond	1.250%	1/31/20	374,467	367,270
United States Treasury Note/Bond	1.375%	1/31/20	28,790	28,295
United States Treasury Note/Bond	2.000%	1/31/20	76,531	75,957
United States Treasury Note/Bond	1.375%	2/15/20	178,313	175,138
United States Treasury Note/Bond	3.625%	2/15/20	76,900	78,246
United States Treasury Note/Bond	1.250%	2/29/20	935	916
United States Treasury Note/Bond	1.375%	2/29/20	732,417	718,911
United States Treasury Note/Bond	2.250%	2/29/20	162,825	162,138
United States Treasury Note/Bond	1.625%	3/15/20	208,980	205,879
United States Treasury Note/Bond	1.125%	3/31/20	15,750	15,376
United States Treasury Note/Bond	1.375%	3/31/20	625,013	612,900
United States Treasury Note/Bond	2.250%	3/31/20	139,054	138,424
United States Treasury Note/Bond	1.500%	4/15/20	293,296	288,072
United States Treasury Note/Bond	1.125%	4/30/20	835	814
United States Treasury Note/Bond	1.375%	4/30/20	314,470	308,033
United States Treasury Note/Bond	2.375%	4/30/20	4,869	4,856
United States Treasury Note/Bond	1.500%	5/15/20	340,461	334,132
United States Treasury Note/Bond	3.500%	5/15/20	1,495	1,521
United States Treasury Note/Bond	8.750%	5/15/20	89,535	99,734
United States Treasury Note/Bond	1.375%	5/31/20	975	954
United States Treasury Note/Bond	1.500%	5/31/20	395,312	387,651
United States Treasury Note/Bond	2.500%	5/31/20	199,248	199,124
United States Treasury Note/Bond	1.500%	6/15/20	78,982	77,427
United States Treasury Note/Bond	1.625%	6/30/20	277,165	272,270
United States Treasury Note/Bond	1.875%	6/30/20	600	592
United States Treasury Note/Bond	2.500%	6/30/20	59,415	59,387
United States Treasury Note/Bond	1.500%	7/15/20	288,805	282,850
United States Treasury Note/Bond	1.625%	7/31/20	575,534	564,743
United States Treasury Note/Bond	2.000%	7/31/20	5,225	5,166
United States Treasury Note/Bond	1.500%	8/15/20	126,412	123,666
United States Treasury Note/Bond	2.625%	8/15/20	1,560	1,562
United States Treasury Note/Bond	8.750%	8/15/20	250	282
United States Treasury Note/Bond	1.375%	8/31/20	936,065	912,813

1

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.125%	8/31/20	28,973	28,710
United States Treasury Note/Bond	1.375%	9/15/20	82,790	80,695
United States Treasury Note/Bond	1.375%	9/30/20	442,932	431,443
United States Treasury Note/Bond	2.000%	9/30/20	10,508	10,377
United States Treasury Note/Bond	1.625%	10/15/20	141,901	138,908
United States Treasury Note/Bond	1.375%	10/31/20	541,106	526,393
United States Treasury Note/Bond	1.750%	10/31/20	103,820	101,873
United States Treasury Note/Bond	1.750%	11/15/20	191,259	187,614
United States Treasury Note/Bond	2.625%	11/15/20	2,555	2,557
United States Treasury Note/Bond	1.625%	11/30/20	627,760	613,635
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,640
United States Treasury Note/Bond	1.875%	12/15/20	372,925	366,630
United States Treasury Note/Bond	1.750%	12/31/20	157,569	154,369
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,044
United States Treasury Note/Bond	2.000%	1/15/21	239,301	235,786
United States Treasury Note/Bond	1.375%	1/31/21	256,574	248,718
United States Treasury Note/Bond	2.125%	1/31/21	7,250	7,163
United States Treasury Note/Bond	2.250%	2/15/21	176,197	174,627
United States Treasury Note/Bond	3.625%	2/15/21	1,493	1,531
United States Treasury Note/Bond	7.875%	2/15/21	250	283
United States Treasury Note/Bond	1.125%	2/28/21	379,402	364,996
United States Treasury Note/Bond	2.000%	2/28/21	75,350	74,173
United States Treasury Note/Bond	2.375%	3/15/21	198,759	197,549
United States Treasury Note/Bond	1.250%	3/31/21	986,981	951,509
United States Treasury Note/Bond	2.250%	3/31/21	775	767
United States Treasury Note/Bond	2.375%	4/15/21	53,764	53,420
United States Treasury Note/Bond	1.375%	4/30/21	218,407	211,071
United States Treasury Note/Bond	2.250%	4/30/21	950	940
United States Treasury Note/Bond	2.625%	5/15/21	179,020	179,020
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,399
United States Treasury Note/Bond	8.125%	5/15/21	190	219
United States Treasury Note/Bond	1.375%	5/31/21	613,845	592,360
United States Treasury Note/Bond	2.000%	5/31/21	1,100	1,081
United States Treasury Note/Bond	2.625%	6/15/21	228,507	228,507
United States Treasury Note/Bond	1.125%	6/30/21	549,223	525,453
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,133
United States Treasury Note/Bond	1.125%	7/31/21	253,355	242,073
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,335
United States Treasury Note/Bond	2.125%	8/15/21	120,173	118,296
United States Treasury Note/Bond	1.125%	8/31/21	653,088	623,085
United States Treasury Note/Bond	2.000%	8/31/21	16,209	15,890
United States Treasury Note/Bond	1.125%	9/30/21	635,263	605,285
United States Treasury Note/Bond	2.125%	9/30/21	31,400	30,885
United States Treasury Note/Bond	1.250%	10/31/21	945,336	903,089
United States Treasury Note/Bond	2.000%	10/31/21	18,630	18,240
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,116
United States Treasury Note/Bond	1.750%	11/30/21	312,639	303,357
United States Treasury Note/Bond	1.875%	11/30/21	1,069	1,042
United States Treasury Note/Bond	2.000%	12/31/21	264,378	258,472
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,424
United States Treasury Note/Bond	1.500%	1/31/22	69,500	66,709
United States Treasury Note/Bond	1.875%	1/31/22	636,005	618,617
United States Treasury Note/Bond	2.000%	2/15/22	169,513	165,540
United States Treasury Note/Bond	1.750%	2/28/22	201,961	195,397
United States Treasury Note/Bond	1.875%	2/28/22	79,660	77,420
United States Treasury Note/Bond	1.750%	3/31/22	229,242	221,649
United States Treasury Note/Bond	1.875%	3/31/22	444,170	431,329
United States Treasury Note/Bond	1.750%	4/30/22	409,134	395,068
United States Treasury Note/Bond	1.875%	4/30/22	116,307	112,854
United States Treasury Note/Bond	1.750%	5/15/22	217,660	210,109
United States Treasury Note/Bond	1.750%	5/31/22	468,287	451,822
United States Treasury Note/Bond	1.750%	6/30/22	119,680	115,379
United States Treasury Note/Bond	2.125%	6/30/22	54,730	53,541
United States Treasury Note/Bond	1.875%	7/31/22	258,294	250,021

2

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.000%	7/31/22	145,520	141,563
	United States Treasury Note/Bond	1.625%	8/15/22	82,447	78,956
	United States Treasury Note/Bond	1.625%	8/31/22	625,501	598,917
	United States Treasury Note/Bond	1.875%	8/31/22	269,117	260,287
	United States Treasury Note/Bond	1.750%	9/30/22	86,085	82,776
	United States Treasury Note/Bond	1.875%	9/30/22	193,712	187,234
	United States Treasury Note/Bond	1.875%	10/31/22	915	884
	United States Treasury Note/Bond	2.000%	10/31/22	222,285	215,790
	United States Treasury Note/Bond	1.625%	11/15/22	161,143	153,917
	United States Treasury Note/Bond	2.000%	11/30/22	493,160	478,597
	United States Treasury Note/Bond	2.125%	12/31/22	473,977	461,981
	United States Treasury Note/Bond	1.750%	1/31/23	29,330	28,102
	United States Treasury Note/Bond	2.375%	1/31/23	469,278	462,239
	United States Treasury Note/Bond	2.000%	2/15/23	25,000	24,215
	United States Treasury Note/Bond	1.500%	2/28/23	311,720	295,015
	United States Treasury Note/Bond	2.625%	2/28/23	608,013	605,447
	United States Treasury Note/Bond	1.500%	3/31/23	166,205	157,142
	United States Treasury Note/Bond	2.500%	3/31/23	421,875	417,589
	United States Treasury Note/Bond	1.625%	4/30/23	69,135	65,667
	United States Treasury Note/Bond	2.750%	4/30/23	25,990	26,006
	United States Treasury Note/Bond	1.750%	5/15/23	393,320	375,683
	United States Treasury Note/Bond	1.625%	5/31/23	210,100	199,431
	United States Treasury Note/Bond	2.750%	5/31/23	258,123	258,404
	United States Treasury Note/Bond	1.375%	6/30/23	80,000	74,913
	United States Treasury Note/Bond	2.625%	6/30/23	522,587	519,974
	United States Treasury Note/Bond	1.250%	7/31/23	183,985	170,963
					31,035,919
Agency Bonds and Notes (3.5%)
1	AID-Iraq	2.149%	1/18/22	9,755	9,535
1	AID-Jordan	2.503%	10/30/20	7,250	7,185
1	AID-Jordan	2.578%	6/30/22	3,200	3,156
1	AID-Tunisia	2.452%	7/24/21	2,175	2,151
1	AID-Tunisia	1.416%	8/5/21	4,885	4,695
1	AID-Ukraine	1.847%	5/29/20	6,000	5,888
1	AID-Ukraine	1.471%	9/29/21	10,305	9,833
2	Federal Farm Credit Banks	5.150%	11/15/19	7,621	7,892
2	Federal Farm Credit Banks	2.375%	3/27/20	5,000	4,986
2	Federal Farm Credit Banks	2.550%	5/15/20	7,925	7,921
2	Federal Farm Credit Banks	1.680%	10/13/20	7,650	7,489
2	Federal Home Loan Banks	0.875%	8/5/19	20,250	19,914
2	Federal Home Loan Banks	5.125%	8/15/19	7,350	7,568
2	Federal Home Loan Banks	1.000%	9/26/19	20,800	20,430
2	Federal Home Loan Banks	1.500%	10/21/19	80,340	79,321
2	Federal Home Loan Banks	1.375%	11/15/19	39,475	38,883
2	Federal Home Loan Banks	1.250%	12/13/19	8,875	8,716
2	Federal Home Loan Banks	4.125%	12/13/19	250	256
2	Federal Home Loan Banks	2.125%	2/11/20	40,375	40,116
2	Federal Home Loan Banks	1.875%	3/13/20	16,775	16,589
2	Federal Home Loan Banks	4.125%	3/13/20	40,670	41,730
2	Federal Home Loan Banks	2.375%	3/30/20	27,170	27,091
2	Federal Home Loan Banks	2.625%	5/28/20	31,000	31,029
2	Federal Home Loan Banks	1.750%	6/12/20	1,300	1,280
2	Federal Home Loan Banks	3.375%	6/12/20	7,025	7,130
2	Federal Home Loan Banks	1.375%	9/28/20	18,250	17,757
2	Federal Home Loan Banks	5.250%	12/11/20	3,400	3,606
2	Federal Home Loan Banks	1.375%	2/18/21	18,000	17,410
2	Federal Home Loan Banks	5.625%	6/11/21	13,465	14,577
2	Federal Home Loan Banks	1.125%	7/14/21	19,600	18,710
2	Federal Home Loan Banks	1.875%	11/29/21	52,600	51,171
2	Federal Home Loan Banks	2.125%	3/10/23	8,950	8,681
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	25,400	24,998
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	120,860	119,019
3	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	55,740	54,890
3	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	19,102	18,705

3

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	16,613	16,594
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	33,103	32,397
3	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	9,000	8,805
3	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	35,320	34,706
3	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	34,735
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,110
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	124,280	122,743
3	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	19,933
3	Federal National Mortgage Assn.	0.875%	8/2/19	69,470	68,326
3	Federal National Mortgage Assn.	1.000%	8/28/19	53,000	52,145
3	Federal National Mortgage Assn.	1.750%	9/12/19	35,250	34,951
3	Federal National Mortgage Assn.	0.000%	10/9/19	47,300	45,783
3	Federal National Mortgage Assn.	1.000%	10/24/19	20,500	20,107
3	Federal National Mortgage Assn.	1.750%	11/26/19	23,150	22,914
3	Federal National Mortgage Assn.	1.625%	1/21/20	22,750	22,444
3,4	Federal National Mortgage Assn.	1.700%	1/27/20	300	296
3	Federal National Mortgage Assn.	1.500%	2/28/20	13,282	13,060
3	Federal National Mortgage Assn.	1.500%	6/22/20	131,815	129,084
3	Federal National Mortgage Assn.	1.500%	7/30/20	13,000	12,711
3	Federal National Mortgage Assn.	1.500%	11/30/20	27,880	27,146
3	Federal National Mortgage Assn.	1.875%	12/28/20	28,850	28,298
3	Federal National Mortgage Assn.	1.375%	2/26/21	21,400	20,693
3	Federal National Mortgage Assn.	2.500%	4/13/21	20,000	19,901
3	Federal National Mortgage Assn.	1.250%	5/6/21	250	240
3	Federal National Mortgage Assn.	2.750%	6/22/21	8,906	8,922
3	Federal National Mortgage Assn.	1.250%	8/17/21	30,500	29,179
3	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	38,432
3	Federal National Mortgage Assn.	2.000%	1/5/22	40,700	39,693
3	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,037
3	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	25,430
3	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	18,809
2	Financing Corp.	8.600%	9/26/19	1,810	1,943
	Private Export Funding Corp.	1.450%	8/15/19	1,000	988
	Private Export Funding Corp.	2.300%	9/15/20	6,650	6,584
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,419
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,719
	Private Export Funding Corp.	2.050%	11/15/22	10,276	9,923
	Resolution Funding Corp.	8.625%	1/15/21	850	972
2	Tennessee Valley Authority	2.250%	3/15/20	7,875	7,829
2	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,278
2	Tennessee Valley Authority	1.875%	8/15/22	8,175	7,882

					1,784,469

Total U.S. Government and Agency Obligations (Cost $33,513,609)					32,820,388

Corporate Bonds (27.5%)
Finance (11.5%)
	Banking (9.3%)
	American Express Co.	2.200%	3/3/20	10,796	10,645
	American Express Co.	2.200%	10/30/20	8,832	8,623
	American Express Co.	3.375%	5/17/21	8,667	8,672
	American Express Co.	2.500%	8/1/22	13,761	13,190
	American Express Co.	2.650%	12/2/22	5,048	4,835
	American Express Co.	3.400%	2/27/23	11,012	10,896
	American Express Credit Corp.	2.250%	8/15/19	1,525	1,515
	American Express Credit Corp.	1.700%	10/30/19	2,455	2,419
	American Express Credit Corp.	2.375%	5/26/20	16,685	16,435
	American Express Credit Corp.	2.600%	9/14/20	9,327	9,208
	American Express Credit Corp.	2.250%	5/5/21	27,712	26,948
	American Express Credit Corp.	2.700%	3/3/22	13,267	12,966
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	10,400	10,276
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	6,750	6,676
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	7,172	7,008

4

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	14,000	13,659
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	7,075	6,993
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	7,925	7,701
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,818
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	9,290	8,987
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	8,385	8,057
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	11,125	11,058
	Banco Santander SA	3.500%	4/11/22	2,793	2,727
	Banco Santander SA	3.125%	2/23/23	5,875	5,558
	Banco Santander SA	3.848%	4/12/23	13,280	12,976
	Bancolombia SA	5.950%	6/3/21	6,300	6,652
	Bank of America Corp.	2.250%	4/21/20	15,740	15,517
	Bank of America Corp.	2.625%	10/19/20	19,930	19,677
	Bank of America Corp.	2.625%	4/19/21	13,886	13,632
4	Bank of America Corp.	2.369%	7/21/21	19,918	19,524
4	Bank of America Corp.	2.328%	10/1/21	15,000	14,676
4	Bank of America Corp.	2.738%	1/23/22	3,790	3,720
4	Bank of America Corp.	3.499%	5/17/22	16,500	16,488
	Bank of America Corp.	2.503%	10/21/22	15,230	14,578
	Bank of America Corp.	3.300%	1/11/23	35,127	34,567
4	Bank of America Corp.	3.124%	1/20/23	10,825	10,642
4	Bank of America Corp.	2.881%	4/24/23	14,425	14,006
4	Bank of America Corp.	2.816%	7/21/23	15,000	14,491
	Bank of America Corp.	3.004%	12/20/23	85,532	82,846
4	Bank of America Corp.	3.550%	3/5/24	23,000	22,715
	Bank of Montreal	1.500%	7/18/19	7,625	7,524
	Bank of Montreal	1.750%	9/11/19	7,400	7,310
	Bank of Montreal	2.100%	12/12/19	6,250	6,176
	Bank of Montreal	2.100%	6/15/20	7,532	7,383
	Bank of Montreal	3.100%	4/13/21	16,500	16,439
	Bank of Montreal	1.900%	8/27/21	15,571	14,890
	Bank of New York Mellon Corp.	2.300%	9/11/19	9,450	9,397
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,608	3,695
	Bank of New York Mellon Corp.	2.150%	2/24/20	6,552	6,466
	Bank of New York Mellon Corp.	2.600%	8/17/20	9,600	9,505
	Bank of New York Mellon Corp.	2.450%	11/27/20	9,858	9,685
	Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,383
	Bank of New York Mellon Corp.	2.500%	4/15/21	1,777	1,743
	Bank of New York Mellon Corp.	2.050%	5/3/21	19,100	18,472
	Bank of New York Mellon Corp.	3.550%	9/23/21	200	202
	Bank of New York Mellon Corp.	2.600%	2/7/22	17,021	16,617
	Bank of New York Mellon Corp.	2.950%	1/29/23	6,852	6,695
4	Bank of New York Mellon Corp.	2.661%	5/16/23	5,850	5,666
	Bank of Nova Scotia	2.150%	7/14/20	5,400	5,299
	Bank of Nova Scotia	2.350%	10/21/20	11,886	11,660
	Bank of Nova Scotia	2.500%	1/8/21	1,130	1,109
	Bank of Nova Scotia	4.375%	1/13/21	3,176	3,259
	Bank of Nova Scotia	2.800%	7/21/21	6,780	6,683
	Bank of Nova Scotia	2.700%	3/7/22	21,025	20,348
	Bank of Nova Scotia	2.450%	9/19/22	2,146	2,061
	Barclays Bank plc	5.140%	10/14/20	2,000	2,057
	Barclays Bank plc	2.650%	1/11/21	15,000	14,672
	Barclays plc	2.750%	11/8/19	15,015	14,916
	Barclays plc	2.875%	6/8/20	20,550	20,310
	Barclays plc	3.250%	1/12/21	7,462	7,356
	Barclays plc	3.200%	8/10/21	9,360	9,169
	Barclays plc	3.684%	1/10/23	6,000	5,832
4	Barclays plc	4.338%	5/16/24	15,000	14,808
	BB&T Corp.	5.250%	11/1/19	500	514
	BB&T Corp.	2.450%	1/15/20	15,064	14,906
	BB&T Corp.	2.625%	6/29/20	2,967	2,940
	BB&T Corp.	2.150%	2/1/21	5,317	5,183
	BB&T Corp.	2.050%	5/10/21	10,880	10,491
	BB&T Corp.	3.200%	9/3/21	4,000	3,987

5

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BB&T Corp.	3.950%	3/22/22	2,100	2,134
	BB&T Corp.	2.750%	4/1/22	7,665	7,491
	BNP Paribas SA	2.375%	5/21/20	13,656	13,485
	BNP Paribas SA	5.000%	1/15/21	13,175	13,681
	BNP Paribas SA	3.250%	3/3/23	3,699	3,646
	BPCE SA	2.500%	7/15/19	8,215	8,176
	BPCE SA	2.250%	1/27/20	7,015	6,910
	BPCE SA	2.650%	2/3/21	5,150	5,046
	BPCE SA	2.750%	12/2/21	12,000	11,666
5	BPCE SA	3.000%	5/22/22	7,000	6,762
	Branch Banking & Trust Co.	2.100%	1/15/20	2,240	2,206
	Branch Banking & Trust Co.	2.250%	6/1/20	5,987	5,885
	Branch Banking & Trust Co.	2.850%	4/1/21	2,175	2,152
	Branch Banking & Trust Co.	2.625%	1/15/22	5,935	5,791
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	9,199	9,058
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	8,060	7,851
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	1,620	1,594
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	12,225	11,816
	Capital One Bank USA NA	8.800%	7/15/19	2,425	2,558
	Capital One Bank USA NA	3.375%	2/15/23	350	340
	Capital One Financial Corp.	2.500%	5/12/20	7,358	7,243
	Capital One Financial Corp.	2.400%	10/30/20	1,200	1,170
	Capital One Financial Corp.	3.450%	4/30/21	14,500	14,463
	Capital One Financial Corp.	4.750%	7/15/21	7,632	7,881
	Capital One Financial Corp.	3.050%	3/9/22	8,165	7,983
	Capital One Financial Corp.	3.200%	1/30/23	900	874
	Capital One Financial Corp.	3.500%	6/15/23	1,880	1,836
	Capital One NA	2.400%	9/5/19	5,425	5,377
	Capital One NA	1.850%	9/13/19	11,615	11,443
	Capital One NA	2.350%	1/31/20	9,530	9,391
	Capital One NA	2.950%	7/23/21	9,680	9,506
	Capital One NA	2.250%	9/13/21	14,436	13,825
	Capital One NA	2.650%	8/8/22	4,818	4,623
	Citibank NA	1.850%	9/18/19	20,500	20,236
	Citibank NA	3.050%	5/1/20	14,700	14,670
	Citibank NA	2.100%	6/12/20	14,500	14,196
	Citibank NA	2.125%	10/20/20	25,325	24,670
	Citibank NA	2.850%	2/12/21	7,350	7,263
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	335	357
	Citigroup Inc.	2.500%	7/29/19	15,142	15,076
	Citigroup Inc.	2.450%	1/10/20	8,058	7,966
	Citigroup Inc.	2.400%	2/18/20	19,350	19,103
	Citigroup Inc.	5.375%	8/9/20	2,583	2,692
	Citigroup Inc.	2.650%	10/26/20	12,465	12,268
	Citigroup Inc.	2.700%	3/30/21	19,425	19,024
	Citigroup Inc.	2.350%	8/2/21	12,767	12,286
	Citigroup Inc.	2.900%	12/8/21	31,773	31,122
	Citigroup Inc.	4.500%	1/14/22	19,543	20,069
	Citigroup Inc.	2.750%	4/25/22	23,375	22,660
	Citigroup Inc.	4.050%	7/30/22	5,480	5,507
	Citigroup Inc.	2.700%	10/27/22	7,000	6,721
	Citigroup Inc.	3.500%	5/15/23	11,826	11,563
4	Citigroup Inc.	2.876%	7/24/23	6,034	5,818
4	Citigroup Inc.	4.044%	6/1/24	11,585	11,650
	Citizens Bank NA	2.450%	12/4/19	4,745	4,700
	Citizens Bank NA	2.250%	3/2/20	5,830	5,733
	Citizens Bank NA	2.200%	5/26/20	6,580	6,441
	Citizens Bank NA	2.250%	10/30/20	6,150	5,994
	Citizens Bank NA	2.550%	5/13/21	12,665	12,335
	Citizens Bank NA	2.650%	5/26/22	5,500	5,317
	Citizens Bank NA	3.700%	3/29/23	3,700	3,691
	Citizens Financial Group Inc.	2.375%	7/28/21	1,400	1,353
	Commonwealth Bank of Australia	2.300%	9/6/19	14,800	14,694
	Commonwealth Bank of Australia	2.300%	3/12/20	3,182	3,144

6

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Commonwealth Bank of Australia	2.400%	11/2/20	7,375	7,236
	Commonwealth Bank of Australia	2.550%	3/15/21	8,755	8,554
	Compass Bank	2.750%	9/29/19	2,250	2,235
	Compass Bank	3.500%	6/11/21	6,750	6,742
	Compass Bank	2.875%	6/29/22	8,800	8,493
	Cooperatieve Rabobank UA	1.375%	8/9/19	8,110	7,972
	Cooperatieve Rabobank UA	2.250%	1/14/20	9,705	9,585
	Cooperatieve Rabobank UA	4.500%	1/11/21	1,241	1,275
	Cooperatieve Rabobank UA	2.500%	1/19/21	27,843	27,320
	Cooperatieve Rabobank UA	2.750%	1/10/22	29,645	28,893
	Cooperatieve Rabobank UA	3.875%	2/8/22	16,750	16,953
	Cooperatieve Rabobank UA	3.950%	11/9/22	7,557	7,478
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,500	1,443
	Credit Suisse AG	5.300%	8/13/19	3,450	3,540
	Credit Suisse AG	5.400%	1/14/20	11,107	11,423
	Credit Suisse AG	4.375%	8/5/20	5,074	5,195
	Credit Suisse AG	3.000%	10/29/21	18,225	17,961
5	Credit Suisse Group AG	3.574%	1/9/23	5,000	4,898
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	16,239	16,067
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	9,255	9,180
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	11,485	11,438
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	10,364	10,311
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	15,280	15,068
	Deutsche Bank AG	2.700%	7/13/20	21,850	21,313
	Deutsche Bank AG	2.950%	8/20/20	3,340	3,254
	Deutsche Bank AG	3.125%	1/13/21	9,825	9,482
	Deutsche Bank AG	3.150%	1/22/21	16,125	15,607
	Deutsche Bank AG	3.375%	5/12/21	5,400	5,222
	Deutsche Bank AG	4.250%	10/14/21	26,000	25,598
	Deutsche Bank AG	3.300%	11/16/22	13,426	12,568
	Deutsche Bank AG	3.950%	2/27/23	9,500	9,104
	Discover Bank	7.000%	4/15/20	2,485	2,621
	Discover Bank	3.100%	6/4/20	6,491	6,456
	Discover Bank	3.200%	8/9/21	2,676	2,639
	Discover Bank	3.350%	2/6/23	650	633
	Discover Financial Services	3.850%	11/21/22	5,254	5,227
	Fifth Third Bancorp	2.875%	7/27/20	7,163	7,121
	Fifth Third Bancorp	3.500%	3/15/22	4,072	4,074
	Fifth Third Bank	1.625%	9/27/19	5,455	5,368
	Fifth Third Bank	2.200%	10/30/20	2,900	2,831
	Fifth Third Bank	2.250%	6/14/21	15,733	15,327
	Fifth Third Bank	2.875%	10/1/21	3,191	3,148
	First Horizon National Corp.	3.500%	12/15/20	2,528	2,536
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,345
	First Republic Bank	2.500%	6/6/22	7,475	7,188
	Goldman Sachs Bank USA	3.200%	6/5/20	7,225	7,246
	Goldman Sachs Group Inc.	1.950%	7/23/19	5,450	5,399
	Goldman Sachs Group Inc.	2.550%	10/23/19	17,441	17,323
	Goldman Sachs Group Inc.	2.300%	12/13/19	23,516	23,263
	Goldman Sachs Group Inc.	5.375%	3/15/20	18,542	19,190
	Goldman Sachs Group Inc.	2.600%	4/23/20	13,060	12,935
	Goldman Sachs Group Inc.	6.000%	6/15/20	8,495	8,929
	Goldman Sachs Group Inc.	2.750%	9/15/20	14,722	14,535
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,470	1,444
	Goldman Sachs Group Inc.	2.875%	2/25/21	14,977	14,769
	Goldman Sachs Group Inc.	2.625%	4/25/21	12,202	11,937
	Goldman Sachs Group Inc.	5.250%	7/27/21	31,382	32,942
	Goldman Sachs Group Inc.	2.350%	11/15/21	5,074	4,878
	Goldman Sachs Group Inc.	5.750%	1/24/22	28,689	30,686
	Goldman Sachs Group Inc.	3.000%	4/26/22	53,090	51,901
4	Goldman Sachs Group Inc.	2.876%	10/31/22	15,328	14,963
	Goldman Sachs Group Inc.	3.625%	1/22/23	12,190	12,109
	Goldman Sachs Group Inc.	3.200%	2/23/23	16,023	15,587
4	Goldman Sachs Group Inc.	2.908%	6/5/23	6,806	6,559

7

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Goldman Sachs Group Inc.	2.905%	7/24/23	17,300	16,675
	HSBC Bank USA NA	4.875%	8/24/20	4,080	4,201
	HSBC Holdings plc	3.400%	3/8/21	44,602	44,584
	HSBC Holdings plc	5.100%	4/5/21	4,070	4,241
	HSBC Holdings plc	2.950%	5/25/21	24,298	23,962
	HSBC Holdings plc	2.650%	1/5/22	16,270	15,717
	HSBC Holdings plc	4.875%	1/14/22	2,944	3,071
	HSBC Holdings plc	4.000%	3/30/22	15,361	15,567
4	HSBC Holdings plc	3.262%	3/13/23	26,395	25,840
	HSBC Holdings plc	3.600%	5/25/23	22,230	22,020
4	HSBC Holdings plc	3.033%	11/22/23	4,000	3,859
4	HSBC Holdings plc	3.950%	5/18/24	14,000	13,948
	HSBC USA Inc.	2.375%	11/13/19	17,895	17,739
	HSBC USA Inc.	2.350%	3/5/20	5,836	5,762
	HSBC USA Inc.	2.750%	8/7/20	16,320	16,191
	HSBC USA Inc.	5.000%	9/27/20	6,007	6,188
	Huntington Bancshares Inc.	7.000%	12/15/20	900	968
	Huntington Bancshares Inc.	3.150%	3/14/21	5,269	5,238
	Huntington Bancshares Inc.	2.300%	1/14/22	1,170	1,124
	Huntington National Bank	2.375%	3/10/20	10,510	10,368
	Huntington National Bank	2.400%	4/1/20	4,275	4,214
	Huntington National Bank	2.875%	8/20/20	4,450	4,424
	Huntington National Bank	3.250%	5/14/21	5,450	5,430
	Huntington National Bank	2.500%	8/7/22	7,250	7,023
	ING Groep NV	3.150%	3/29/22	10,052	9,856
5	Itau Corpbanca	3.875%	9/22/19	400	400
	JPMorgan Chase & Co.	2.200%	10/22/19	5,552	5,500
	JPMorgan Chase & Co.	2.250%	1/23/20	45,782	45,179
	JPMorgan Chase & Co.	2.750%	6/23/20	38,452	38,099
	JPMorgan Chase & Co.	4.400%	7/22/20	17,590	18,005
	JPMorgan Chase & Co.	4.250%	10/15/20	21,877	22,338
	JPMorgan Chase & Co.	2.550%	10/29/20	19,494	19,204
	JPMorgan Chase & Co.	2.550%	3/1/21	21,165	20,707
	JPMorgan Chase & Co.	4.625%	5/10/21	10,500	10,860
	JPMorgan Chase & Co.	2.400%	6/7/21	11,536	11,237
	JPMorgan Chase & Co.	2.295%	8/15/21	29,358	28,343
	JPMorgan Chase & Co.	4.350%	8/15/21	17,664	18,164
	JPMorgan Chase & Co.	4.500%	1/24/22	14,629	15,131
4	JPMorgan Chase & Co.	3.514%	6/18/22	10,000	9,997
	JPMorgan Chase & Co.	3.250%	9/23/22	22,255	22,007
	JPMorgan Chase & Co.	2.972%	1/15/23	1,400	1,364
	JPMorgan Chase & Co.	3.200%	1/25/23	25,747	25,279
4	JPMorgan Chase & Co.	2.776%	4/25/23	7,190	6,977
	JPMorgan Chase & Co.	3.375%	5/1/23	15,464	15,105
	JPMorgan Chase & Co.	2.700%	5/18/23	19,113	18,304
4	JPMorgan Chase & Co.	3.559%	4/23/24	13,000	12,865
	JPMorgan Chase Bank NA	1.650%	9/23/19	7,000	6,897
4	JPMorgan Chase Bank NA	2.604%	2/1/21	5,000	4,953
4	JPMorgan Chase Bank NA	3.086%	4/26/21	14,500	14,460
	KeyBank NA	1.600%	8/22/19	4,500	4,435
	KeyBank NA	2.500%	12/15/19	3,360	3,332
	KeyBank NA	2.250%	3/16/20	2,660	2,624
	KeyBank NA	3.350%	6/15/21	2,250	2,252
	KeyBank NA	2.500%	11/22/21	5,910	5,757
	KeyBank NA	2.400%	6/9/22	8,660	8,302
	KeyBank NA	2.300%	9/14/22	6,655	6,339
	KeyBank NA	3.375%	3/7/23	2,850	2,823
4	KeyBank NA	3.180%	10/15/27	1,250	1,231
	KeyCorp	2.900%	9/15/20	10,466	10,377
	KeyCorp	5.100%	3/24/21	10,200	10,659
	Lloyds Bank plc	2.400%	3/17/20	1,000	987
	Lloyds Bank plc	2.700%	8/17/20	17,086	16,900
	Lloyds Bank plc	6.375%	1/21/21	2,942	3,151
	Lloyds Bank plc	3.300%	5/7/21	8,000	7,958

8

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lloyds Banking Group plc	3.000%	1/11/22	25,340	24,635
4	Lloyds Banking Group plc	2.907%	11/7/23	5,000	4,762
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,318	11,239
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	1,750	1,722
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,800	4,686
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	4,170	4,105
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	8,870
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	19,525	18,738
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,850	9,652
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	24,943	24,066
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	8,603	8,523
	Mizuho Financial Group Inc.	2.273%	9/13/21	1,500	1,439
	Mizuho Financial Group Inc.	2.953%	2/28/22	3,400	3,319
	Mizuho Financial Group Inc.	3.549%	3/5/23	8,000	7,937
	Morgan Stanley	2.375%	7/23/19	20,238	20,111
	Morgan Stanley	5.625%	9/23/19	15,114	15,574
	Morgan Stanley	5.500%	1/26/20	13,457	13,916
	Morgan Stanley	2.650%	1/27/20	18,972	18,833
	Morgan Stanley	2.800%	6/16/20	17,392	17,250
	Morgan Stanley	5.500%	7/24/20	12,345	12,880
	Morgan Stanley	5.750%	1/25/21	15,379	16,260
	Morgan Stanley	2.500%	4/21/21	21,840	21,316
	Morgan Stanley	5.500%	7/28/21	13,534	14,301
	Morgan Stanley	2.625%	11/17/21	31,687	30,807
	Morgan Stanley	2.750%	5/19/22	32,495	31,473
	Morgan Stanley	4.875%	11/1/22	15,924	16,507
	Morgan Stanley	3.125%	1/23/23	15,205	14,832
	Morgan Stanley	3.750%	2/25/23	23,133	23,146
	Morgan Stanley	4.100%	5/22/23	15,058	15,127
4	Morgan Stanley	3.737%	4/24/24	20,000	19,870
	MUFG Americas Holdings Corp.	2.250%	2/10/20	6,448	6,371
	National Australia Bank Ltd.	1.375%	7/12/19	11,000	10,839
	National Australia Bank Ltd.	2.250%	1/10/20	500	494
	National Australia Bank Ltd.	2.125%	5/22/20	17,300	17,023
	National Australia Bank Ltd.	2.625%	7/23/20	8,750	8,650
	National Australia Bank Ltd.	2.625%	1/14/21	8,635	8,481
	National Australia Bank Ltd.	1.875%	7/12/21	6,430	6,139
	National Australia Bank Ltd.	3.375%	9/20/21	5,000	4,981
	National Australia Bank Ltd.	2.800%	1/10/22	6,000	5,856
	National Australia Bank Ltd.	2.500%	5/22/22	5,265	5,016
	National Australia Bank Ltd.	3.000%	1/20/23	4,536	4,409
	National Australia Bank Ltd.	3.625%	6/20/23	5,000	4,981
	National Bank of Canada	2.150%	6/12/20	10,150	9,935
	National Bank of Canada	2.200%	11/2/20	9,785	9,536
	Northern Trust Corp.	3.450%	11/4/20	175	177
	Northern Trust Corp.	3.375%	8/23/21	2,771	2,791
	Northern Trust Corp.	2.375%	8/2/22	1,845	1,780
	People's United Financial Inc.	3.650%	12/6/22	3,700	3,709
	PNC Bank NA	2.250%	7/2/19	10,400	10,348
	PNC Bank NA	1.450%	7/29/19	3,420	3,371
	PNC Bank NA	2.400%	10/18/19	9,713	9,645
	PNC Bank NA	2.000%	5/19/20	5,935	5,809
	PNC Bank NA	2.300%	6/1/20	10,957	10,779
	PNC Bank NA	2.600%	7/21/20	5,320	5,254
	PNC Bank NA	2.450%	11/5/20	9,786	9,616
	PNC Bank NA	2.500%	1/22/21	3,000	2,951
	PNC Bank NA	2.150%	4/29/21	15,076	14,602
	PNC Bank NA	2.550%	12/9/21	4,800	4,679
	PNC Bank NA	2.625%	2/17/22	17,085	16,632
	PNC Bank NA	2.700%	11/1/22	5,541	5,326
	PNC Bank NA	2.950%	1/30/23	6,500	6,291
	PNC Bank NA	3.500%	6/8/23	4,000	4,001
	PNC Financial Services Group Inc.	2.854%	11/9/22	4,240	4,114
	PNC Funding Corp.	5.125%	2/8/20	10,469	10,798

9

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	PNC Funding Corp.	4.375%	8/11/20	426	436
	RBC USA Holdco Corp.	5.250%	9/15/20	100	104
	Regions Bank	2.750%	4/1/21	5,390	5,300
	Regions Financial Corp.	3.200%	2/8/21	2,869	2,856
	Regions Financial Corp.	2.750%	8/14/22	7,597	7,325
	Royal Bank of Canada	1.500%	7/29/19	20,390	20,124
	Royal Bank of Canada	2.125%	3/2/20	16,500	16,255
	Royal Bank of Canada	2.150%	3/6/20	1,770	1,745
	Royal Bank of Canada	2.150%	10/26/20	9,820	9,589
	Royal Bank of Canada	2.350%	10/30/20	12,642	12,399
	Royal Bank of Canada	2.500%	1/19/21	6,933	6,816
	Royal Bank of Canada	3.200%	4/30/21	10,000	9,977
	Royal Bank of Canada	2.750%	2/1/22	12,425	12,182
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	13,675	13,246
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	16,000	16,011
	Santander Holdings USA Inc.	2.650%	4/17/20	11,055	10,976
	Santander Holdings USA Inc.	3.700%	3/28/22	14,539	14,283
	Santander Holdings USA Inc.	3.400%	1/18/23	7,400	7,121
	Santander UK Group Holdings plc	2.875%	10/16/20	8,020	7,920
	Santander UK Group Holdings plc	3.125%	1/8/21	17,795	17,575
	Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,250
4	Santander UK Group Holdings plc	3.373%	1/5/24	11,500	11,052
	Santander UK plc	2.350%	9/10/19	19,405	19,269
	Santander UK plc	2.375%	3/16/20	350	345
	Santander UK plc	2.125%	11/3/20	9,040	8,779
	Santander UK plc	3.400%	6/1/21	8,355	8,342
	Skandinaviska Enskilda Banken AB	1.500%	9/13/19	1,500	1,475
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,424	5,351
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	12,545	12,336
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	15,250	14,540
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,800	5,668
	State Street Corp.	2.550%	8/18/20	9,166	9,083
	State Street Corp.	4.375%	3/7/21	6,402	6,614
	State Street Corp.	1.950%	5/19/21	4,425	4,279
4	State Street Corp.	2.653%	5/15/23	5,425	5,272
	State Street Corp.	3.100%	5/15/23	1,665	1,640
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	10,150	10,080
	Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	11,700	11,554
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	17,660	17,472
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	10,000	9,897
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	9,575	9,457
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	5,250	5,155
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,110	2,086
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	11,340	11,195
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,222	9,809
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	14,246	13,732
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	6,935	6,761
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	6,187	5,985
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,286	6,050
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	10,000	9,735
	SunTrust Bank	2.250%	1/31/20	7,631	7,533
4	SunTrust Bank	2.590%	1/29/21	9,000	8,920
	SunTrust Bank	2.450%	8/1/22	7,126	6,837
	SunTrust Bank	3.000%	2/2/23	5,135	5,030
	SunTrust Bank	2.750%	5/1/23	1,125	1,086
	SunTrust Banks Inc.	2.900%	3/3/21	4,859	4,797
	SunTrust Banks Inc.	2.700%	1/27/22	1,743	1,696
	Svenska Handelsbanken AB	1.500%	9/6/19	8,800	8,662
	Svenska Handelsbanken AB	1.950%	9/8/20	12,315	11,992
	Svenska Handelsbanken AB	2.400%	10/1/20	7,875	7,735
	Svenska Handelsbanken AB	2.450%	3/30/21	15,058	14,715
	Svenska Handelsbanken AB	3.350%	5/24/21	5,000	4,998
	Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,715
	Synchrony Bank	3.650%	5/24/21	13,250	13,234

10

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Synchrony Bank	3.000%	6/15/22	4,415	4,251
	Synchrony Financial	3.000%	8/15/19	15,193	15,159
	Synchrony Financial	2.700%	2/3/20	6,782	6,707
	Synchrony Financial	3.750%	8/15/21	2,761	2,756
	Synovus Financial Corp.	3.125%	11/1/22	2,200	2,108
	Toronto-Dominion Bank	2.125%	7/2/19	18,380	18,281
	Toronto-Dominion Bank	1.450%	8/13/19	7,279	7,177
	Toronto-Dominion Bank	2.250%	11/5/19	17,385	17,257
	Toronto-Dominion Bank	2.500%	12/14/20	12,790	12,585
	Toronto-Dominion Bank	2.550%	1/25/21	8,050	7,929
	Toronto-Dominion Bank	2.125%	4/7/21	16,950	16,478
	Toronto-Dominion Bank	3.250%	6/11/21	4,231	4,234
	Toronto-Dominion Bank	1.800%	7/13/21	17,113	16,386
	UBS AG	2.375%	8/14/19	28,004	27,825
	UBS AG	2.350%	3/26/20	9,030	8,927
	UBS AG	4.875%	8/4/20	6,375	6,569
	US Bancorp	2.350%	1/29/21	5,910	5,800
	US Bancorp	4.125%	5/24/21	2,764	2,835
	US Bancorp	2.625%	1/24/22	10,255	10,034
	US Bancorp	3.000%	3/15/22	5,130	5,086
	US Bancorp	2.950%	7/15/22	311	303
	US Bank NA	2.125%	10/28/19	11,617	11,505
	US Bank NA	2.350%	1/23/20	5,000	4,951
	US Bank NA	2.000%	1/24/20	8,225	8,101
	US Bank NA	2.050%	10/23/20	15,000	14,638
	US Bank NA	3.150%	4/26/21	2,000	2,003
4	US Bank NA	3.104%	5/21/21	12,400	12,380
	US Bank NA	2.850%	1/23/23	5,935	5,804
	Wells Fargo & Co.	2.150%	1/30/20	14,848	14,625
	Wells Fargo & Co.	2.600%	7/22/20	30,091	29,698
	Wells Fargo & Co.	2.550%	12/7/20	21,216	20,860
	Wells Fargo & Co.	3.000%	1/22/21	9,917	9,846
	Wells Fargo & Co.	2.500%	3/4/21	11,135	10,888
	Wells Fargo & Co.	4.600%	4/1/21	24,696	25,482
	Wells Fargo & Co.	2.100%	7/26/21	22,075	21,225
	Wells Fargo & Co.	3.500%	3/8/22	5,291	5,273
	Wells Fargo & Co.	2.625%	7/22/22	27,078	25,996
	Wells Fargo & Co.	3.069%	1/24/23	15,166	14,723
	Wells Fargo & Co.	3.450%	2/13/23	10,655	10,416
	Wells Fargo Bank NA	2.150%	12/6/19	18,610	18,387
	Wells Fargo Bank NA	2.400%	1/15/20	13,400	13,270
	Wells Fargo Bank NA	2.600%	1/15/21	15,409	15,162
	Westpac Banking Corp.	1.600%	8/19/19	8,250	8,134
	Westpac Banking Corp.	4.875%	11/19/19	14,501	14,868
	Westpac Banking Corp.	2.150%	3/6/20	11,000	10,817
	Westpac Banking Corp.	3.050%	5/15/20	5,280	5,279
	Westpac Banking Corp.	2.300%	5/26/20	19,577	19,296
	Westpac Banking Corp.	2.600%	11/23/20	10,375	10,215
	Westpac Banking Corp.	2.650%	1/25/21	7,000	6,885
	Westpac Banking Corp.	2.100%	5/13/21	9,352	9,032
	Westpac Banking Corp.	2.000%	8/19/21	11,450	10,960
	Westpac Banking Corp.	2.800%	1/11/22	5,000	4,888
	Westpac Banking Corp.	2.500%	6/28/22	17,850	17,151
	Westpac Banking Corp.	2.750%	1/11/23	4,000	3,814
	Westpac Banking Corp.	3.650%	5/15/23	7,203	7,183
	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.300%	3/15/20	5,415	5,598
	BGC Partners Inc.	5.375%	12/9/19	1,700	1,732
	BGC Partners Inc.	5.125%	5/27/21	1,675	1,721
	BlackRock Inc.	5.000%	12/10/19	11,009	11,336
	BlackRock Inc.	4.250%	5/24/21	5,775	5,961
	BlackRock Inc.	3.375%	6/1/22	2,275	2,283
	Charles Schwab Corp.	4.450%	7/22/20	2,580	2,650

11

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Charles Schwab Corp.	3.250%	5/21/21	5,075	5,087
Charles Schwab Corp.	3.225%	9/1/22	2,550	2,531
Charles Schwab Corp.	2.650%	1/25/23	6,557	6,382
E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,320
Eaton Vance Corp.	3.625%	6/15/23	2,350	2,356
Intercontinental Exchange Inc.	2.750%	12/1/20	5,421	5,368
Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,126
Invesco Finance plc	3.125%	11/30/22	7,325	7,233
Jefferies Group LLC	8.500%	7/15/19	6,325	6,668
Jefferies Group LLC	6.875%	4/15/21	5,972	6,432
Lazard Group LLC	4.250%	11/14/20	3,575	3,644
Nasdaq Inc.	5.550%	1/15/20	4,875	5,036
Nomura Holdings Inc.	6.700%	3/4/20	5,310	5,561
Stifel Financial Corp.	3.500%	12/1/20	7,645	7,637
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,945	2,011
TD Ameritrade Holding Corp.	2.950%	4/1/22	5,308	5,211
Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.250%	7/1/20	6,076	6,144
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.625%	10/30/20	8,735	8,910
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.500%	5/15/21	9,867	10,064
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	5.000%	10/1/21	6,858	7,072
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.950%	2/1/22	3,899	3,880
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.500%	5/26/22	3,100	3,030
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.625%	7/1/22	3,250	3,311
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.300%	1/23/23	4,750	4,560
Air Lease Corp.	2.125%	1/15/20	5,531	5,429
Air Lease Corp.	4.750%	3/1/20	1,449	1,479
Air Lease Corp.	2.500%	3/1/21	3,250	3,164
Air Lease Corp.	3.875%	4/1/21	2,815	2,840
Air Lease Corp.	3.375%	6/1/21	5,526	5,478
Air Lease Corp.	3.750%	2/1/22	4,101	4,096
Air Lease Corp.	2.625%	7/1/22	1,784	1,706
Air Lease Corp.	2.750%	1/15/23	2,130	2,018
Air Lease Corp.	3.875%	7/3/23	3,500	3,464
Aircastle Ltd.	5.125%	3/15/21	1,540	1,573
Aircastle Ltd.	5.000%	4/1/23	5,182	5,214
Ares Capital Corp.	3.875%	1/15/20	3,765	3,777
Ares Capital Corp.	3.625%	1/19/22	1,000	975
Ares Capital Corp.	3.500%	2/10/23	2,190	2,087
FS Investment Corp.	4.000%	7/15/19	3,850	3,852
FS Investment Corp.	4.250%	1/15/20	776	777
GATX Corp.	2.500%	7/30/19	1,870	1,854
GATX Corp.	2.600%	3/30/20	3,375	3,334
GATX Corp.	3.900%	3/30/23	2,825	2,832
GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	54,790	53,562
International Lease Finance Corp.	8.250%	12/15/20	11,361	12,525
International Lease Finance Corp.	4.625%	4/15/21	3,517	3,592
International Lease Finance Corp.	8.625%	1/15/22	4,884	5,586
International Lease Finance Corp.	5.875%	8/15/22	6,573	6,976
Insurance (1.0%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,732
Aetna Inc.	4.125%	6/1/21	3,225	3,277
Aetna Inc.	2.750%	11/15/22	7,588	7,302
Aetna Inc.	2.800%	6/15/23	8,738	8,289
Aflac Inc.	2.400%	3/16/20	4,475	4,430

12

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aflac Inc.	4.000%	2/15/22	1,350	1,379
	Alleghany Corp.	5.625%	9/15/20	900	941
	Alleghany Corp.	4.950%	6/27/22	3,016	3,162
	Alterra Finance LLC	6.250%	9/30/20	5,095	5,375
	American International Group Inc.	2.300%	7/16/19	5,440	5,396
	American International Group Inc.	3.375%	8/15/20	3,817	3,823
	American International Group Inc.	6.400%	12/15/20	7,750	8,303
	American International Group Inc.	3.300%	3/1/21	9,930	9,917
	American International Group Inc.	4.875%	6/1/22	11,890	12,424
	Anthem Inc.	2.250%	8/15/19	6,478	6,413
	Anthem Inc.	4.350%	8/15/20	10,655	10,900
	Anthem Inc.	2.500%	11/21/20	6,975	6,850
	Anthem Inc.	3.700%	8/15/21	3,750	3,778
	Anthem Inc.	3.125%	5/15/22	1,546	1,521
	Anthem Inc.	2.950%	12/1/22	5,405	5,251
	Anthem Inc.	3.300%	1/15/23	11,024	10,750
	Aon Corp.	5.000%	9/30/20	4,025	4,155
	Aon plc	2.800%	3/15/21	2,823	2,773
	Assurant Inc.	4.000%	3/15/23	3,500	3,460
5	AXA Equitable Holdings Inc.	3.900%	4/20/23	10,857	10,766
	AXIS Specialty Finance LLC	5.875%	6/1/20	7,463	7,788
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	7,121	7,015
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	8,290	8,309
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,359	6,557
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	1,240	1,235
	Berkshire Hathaway Inc.	2.100%	8/14/19	11,315	11,237
	Berkshire Hathaway Inc.	2.200%	3/15/21	8,289	8,142
	Berkshire Hathaway Inc.	3.750%	8/15/21	4,550	4,651
	Berkshire Hathaway Inc.	3.400%	1/31/22	5,502	5,556
	Berkshire Hathaway Inc.	3.000%	2/11/23	4,875	4,831
	Berkshire Hathaway Inc.	2.750%	3/15/23	3,900	3,807
	Chubb INA Holdings Inc.	2.300%	11/3/20	16,333	16,003
	Chubb INA Holdings Inc.	2.875%	11/3/22	2,550	2,498
	Chubb INA Holdings Inc.	2.700%	3/13/23	2,940	2,844
	Cigna Corp.	5.125%	6/15/20	4,675	4,843
	Cigna Corp.	4.375%	12/15/20	1,675	1,708
	Cigna Corp.	4.500%	3/15/21	2,375	2,426
	Cigna Corp.	4.000%	2/15/22	3,300	3,342
	CNA Financial Corp.	5.875%	8/15/20	2,440	2,565
	CNA Financial Corp.	5.750%	8/15/21	5,840	6,174
	Coventry Health Care Inc.	5.450%	6/15/21	3,132	3,295
	Enstar Group Ltd.	4.500%	3/10/22	2,225	2,217
	Fidelity National Financial Inc.	5.500%	9/1/22	35	37
	Hartford Financial Services Group Inc.	5.500%	3/30/20	2,729	2,831
	Hartford Financial Services Group Inc.	5.125%	4/15/22	7,025	7,410
	Humana Inc.	2.625%	10/1/19	4,526	4,502
	Humana Inc.	3.150%	12/1/22	775	761
	Humana Inc.	2.900%	12/15/22	5,231	5,078
	Lincoln National Corp.	6.250%	2/15/20	2,165	2,265
	Lincoln National Corp.	4.200%	3/15/22	100	102
	Loews Corp.	2.625%	5/15/23	6,860	6,560
	Manulife Financial Corp.	4.900%	9/17/20	3,537	3,648
	Markel Corp.	4.900%	7/1/22	1,150	1,194
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	7,900	7,859
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	3,304	3,254
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,637	4,817
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,388	7,212
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,900	3,846
	MetLife Inc.	4.750%	2/8/21	11,819	12,217
	PartnerRe Finance B LLC	5.500%	6/1/20	3,665	3,798
	Primerica Inc.	4.750%	7/15/22	2,700	2,767
	Principal Financial Group Inc.	3.300%	9/15/22	1,000	988
	Principal Financial Group Inc.	3.125%	5/15/23	2,525	2,462
4	Principal Financial Group Inc.	4.700%	5/15/55	4,000	4,005

13

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Progressive Corp.	3.750%	8/23/21	5,754	5,811
	Protective Life Corp.	7.375%	10/15/19	1,652	1,738
	Prudential Financial Inc.	2.350%	8/15/19	7,439	7,392
	Prudential Financial Inc.	5.375%	6/21/20	5,135	5,349
	Prudential Financial Inc.	4.500%	11/15/20	2,300	2,369
	Prudential Financial Inc.	4.500%	11/16/21	6,860	7,133
4	Prudential Financial Inc.	5.875%	9/15/42	7,200	7,627
4	Prudential Financial Inc.	5.625%	6/15/43	5,260	5,457
	Reinsurance Group of America Inc.	6.450%	11/15/19	2,976	3,104
	Reinsurance Group of America Inc.	5.000%	6/1/21	2,947	3,065
	Torchmark Corp.	3.800%	9/15/22	63	63
	Travelers Cos. Inc.	3.900%	11/1/20	150	152
	Trinity Acquisition plc	3.500%	9/15/21	1,150	1,141
	UnitedHealth Group Inc.	2.300%	12/15/19	5,281	5,249
	UnitedHealth Group Inc.	2.700%	7/15/20	5,800	5,770
	UnitedHealth Group Inc.	1.950%	10/15/20	6,519	6,361
	UnitedHealth Group Inc.	3.875%	10/15/20	3,795	3,856
	UnitedHealth Group Inc.	4.700%	2/15/21	2,700	2,797
	UnitedHealth Group Inc.	2.125%	3/15/21	8,920	8,688
	UnitedHealth Group Inc.	3.150%	6/15/21	3,500	3,502
	UnitedHealth Group Inc.	2.875%	12/15/21	5,995	5,924
	UnitedHealth Group Inc.	2.875%	3/15/22	8,823	8,704
	UnitedHealth Group Inc.	3.350%	7/15/22	10,831	10,862
	UnitedHealth Group Inc.	2.375%	10/15/22	7,790	7,476
	UnitedHealth Group Inc.	2.750%	2/15/23	3,950	3,824
	UnitedHealth Group Inc.	2.875%	3/15/23	3,875	3,775
	UnitedHealth Group Inc.	3.500%	6/15/23	4,850	4,838
	Unum Group	5.625%	9/15/20	1,200	1,252
	Unum Group	3.000%	5/15/21	3,540	3,477
	Willis Towers Watson plc	5.750%	3/15/21	3,046	3,202
	WR Berkley Corp.	7.375%	9/15/19	100	105
	WR Berkley Corp.	5.375%	9/15/20	100	104
	XLIT Ltd.	5.750%	10/1/21	5,282	5,624
	Other Finance (0.0%)
	ORIX Corp.	2.900%	7/18/22	3,445	3,346

	Real Estate Investment Trusts (0.6%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,598	2,579
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,344	1,388
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	6,300	6,310
	American Campus Communities Operating Partnership
	LP	3.350%	10/1/20	3,546	3,535
	American Campus Communities Operating Partnership
	LP	3.750%	4/15/23	2,134	2,105
	AvalonBay Communities Inc.	3.625%	10/1/20	4,520	4,561
	AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,141
	AvalonBay Communities Inc.	2.950%	9/15/22	1,564	1,531
	AvalonBay Communities Inc.	2.850%	3/15/23	1,650	1,598
	Boston Properties LP	5.875%	10/15/19	1,485	1,537
	Boston Properties LP	5.625%	11/15/20	9,135	9,573
	Boston Properties LP	4.125%	5/15/21	6,024	6,136
	Boston Properties LP	3.850%	2/1/23	6,208	6,241
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,475	2,466
	Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	5,962
	Camden Property Trust	2.950%	12/15/22	3,800	3,687
	Corporate Office Properties LP	3.700%	6/15/21	1,970	1,955
	Corporate Office Properties LP	3.600%	5/15/23	2,650	2,568
	DDR Corp.	4.625%	7/15/22	6,839	7,029
	Digital Realty Trust LP	5.875%	2/1/20	2,216	2,294
	Digital Realty Trust LP	3.400%	10/1/20	1,760	1,761
	Digital Realty Trust LP	5.250%	3/15/21	13,605	14,165
	Digital Realty Trust LP	3.950%	7/1/22	4,625	4,672
	Digital Realty Trust LP	3.625%	10/1/22	4,625	4,598

14

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Digital Realty Trust LP	2.750%	2/1/23	1,275	1,215
Duke Realty LP	3.875%	2/15/21	1,000	1,012
Duke Realty LP	3.875%	10/15/22	1,250	1,261
Duke Realty LP	3.625%	4/15/23	1,907	1,886
EPR Properties	5.750%	8/15/22	2,595	2,725
ERP Operating LP	2.375%	7/1/19	6,574	6,523
ERP Operating LP	4.750%	7/15/20	330	339
ERP Operating LP	4.625%	12/15/21	6,401	6,640
ERP Operating LP	3.000%	4/15/23	2,598	2,541
Essex Portfolio LP	5.200%	3/15/21	1,850	1,924
Essex Portfolio LP	3.250%	5/1/23	4,100	3,983
Government Properties Income Trust	4.000%	7/15/22	5,000	4,939
HCP Inc.	2.625%	2/1/20	8,623	8,517
HCP Inc.	5.375%	2/1/21	2,286	2,389
HCP Inc.	3.150%	8/1/22	3,203	3,123
HCP Inc.	4.000%	12/1/22	7,988	8,022
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,000	996
Healthcare Trust of America Holdings LP	2.950%	7/1/22	4,150	4,004
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,925	1,901
Highwoods Realty LP	3.200%	6/15/21	2,000	1,965
Hospitality Properties Trust	4.250%	2/15/21	3,205	3,233
Hospitality Properties Trust	5.000%	8/15/22	1,557	1,602
Hospitality Properties Trust	4.500%	6/15/23	2,616	2,640
Host Hotels & Resorts LP	6.000%	10/1/21	2,644	2,813
Host Hotels & Resorts LP	5.250%	3/15/22	2,025	2,111
Host Hotels & Resorts LP	4.750%	3/1/23	1,247	1,275
Kimco Realty Corp.	6.875%	10/1/19	1,210	1,265
Kimco Realty Corp.	3.200%	5/1/21	3,769	3,745
Kimco Realty Corp.	3.400%	11/1/22	2,100	2,071
Kimco Realty Corp.	3.125%	6/1/23	1,450	1,396
Liberty Property LP	4.750%	10/1/20	3,950	4,050
Liberty Property LP	4.125%	6/15/22	2,168	2,204
National Retail Properties Inc.	3.300%	4/15/23	1,610	1,566
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,069
Public Storage	2.370%	9/15/22	4,000	3,841
Realty Income Corp.	3.250%	10/15/22	13,672	13,460
Regency Centers Corp.	3.750%	11/15/22	425	424
Regency Centers LP	4.800%	4/15/21	725	746
Select Income REIT	3.600%	2/1/20	234	233
Simon Property Group LP	2.500%	9/1/20	4,660	4,594
Simon Property Group LP	4.375%	3/1/21	7,260	7,479
Simon Property Group LP	2.500%	7/15/21	2,650	2,590
Simon Property Group LP	4.125%	12/1/21	3,185	3,260
Simon Property Group LP	2.350%	1/30/22	6,474	6,240
Simon Property Group LP	3.375%	3/15/22	1,112	1,111
Simon Property Group LP	2.625%	6/15/22	6,525	6,322
Simon Property Group LP	2.750%	6/1/23	7,855	7,566
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,285
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,669
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,245
UDR Inc.	3.700%	10/1/20	6,400	6,420
UDR Inc.	4.625%	1/10/22	225	231
Ventas Realty LP	3.100%	1/15/23	1,460	1,418
Ventas Realty LP	3.125%	6/15/23	6,488	6,288
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	398	394
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	6,414	6,615
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,900	2,959
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,773	4,661
VEREIT Operating Partnership LP	4.125%	6/1/21	12,400	12,570
Washington REIT	4.950%	10/1/20	1,700	1,741
Weingarten Realty Investors	3.500%	4/15/23	1,000	983
Welltower Inc.	6.125%	4/15/20	2,802	2,936
Welltower Inc.	4.950%	1/15/21	4,500	4,641
Welltower Inc.	5.250%	1/15/22	525	551

15

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Welltower Inc.	3.750%	3/15/23	6,275	6,229
				5,862,215
Industrial (14.9%)
Basic Industry (0.6%)
Air Products & Chemicals Inc.	4.375%	8/21/19	2,500	2,543
Air Products & Chemicals Inc.	3.000%	11/3/21	1,750	1,739
Airgas Inc.	2.375%	2/15/20	1,300	1,286
ArcelorMittal	5.125%	6/1/20	5,000	5,131
ArcelorMittal	6.250%	2/25/22	3,210	3,415
Barrick Gold Corp.	3.850%	4/1/22	575	584
Barrick North America Finance LLC	4.400%	5/30/21	5,532	5,701
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	4,932
Cabot Corp.	3.700%	7/15/22	2,815	2,791
Celanese US Holdings LLC	5.875%	6/15/21	3,850	4,071
Celanese US Holdings LLC	4.625%	11/15/22	10	10
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,850	2,962
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,300	8,426
Domtar Corp.	4.400%	4/1/22	660	672
Dow Chemical Co.	4.250%	11/15/20	4,550	4,646
Dow Chemical Co.	4.125%	11/15/21	13,692	13,950
Dow Chemical Co.	3.000%	11/15/22	7,435	7,241
Eastman Chemical Co.	2.700%	1/15/20	9,617	9,559
Eastman Chemical Co.	4.500%	1/15/21	155	158
Eastman Chemical Co.	3.600%	8/15/22	3,244	3,233
Ecolab Inc.	2.250%	1/12/20	3,220	3,180
Ecolab Inc.	4.350%	12/8/21	5,328	5,502
Ecolab Inc.	2.375%	8/10/22	5,800	5,584
Ecolab Inc.	3.250%	1/14/23	1,500	1,484
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,800	1,848
EI du Pont de Nemours & Co.	2.200%	5/1/20	16,050	15,833
EI du Pont de Nemours & Co.	3.625%	1/15/21	11,322	11,467
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,575	2,649
EI du Pont de Nemours & Co.	2.800%	2/15/23	9,640	9,341
FMC Corp.	5.200%	12/15/19	2,001	2,051
FMC Corp.	3.950%	2/1/22	3,235	3,244
Goldcorp Inc.	3.625%	6/9/21	8,200	8,189
Goldcorp Inc.	3.700%	3/15/23	2,902	2,855
International Paper Co.	7.500%	8/15/21	3,165	3,525
International Paper Co.	4.750%	2/15/22	7,929	8,216
Kinross Gold Corp.	5.125%	9/1/21	3,090	3,163
LyondellBasell Industries NV	6.000%	11/15/21	11,866	12,697
Methanex Corp.	3.250%	12/15/19	2,568	2,557
Monsanto Co.	2.125%	7/15/19	3,793	3,755
Monsanto Co.	2.750%	7/15/21	2,758	2,689
Monsanto Co.	2.200%	7/15/22	2,150	2,021
Mosaic Co.	3.750%	11/15/21	3,870	3,866
Mosaic Co.	3.250%	11/15/22	5,485	5,327
NewMarket Corp.	4.100%	12/15/22	1,360	1,371
Newmont Mining Corp.	5.125%	10/1/19	2,888	2,952
Newmont Mining Corp.	3.500%	3/15/22	955	949
Nutrien Ltd.	4.875%	3/30/20	1,800	1,836
Nutrien Ltd.	3.150%	10/1/22	5,991	5,834
Nutrien Ltd.	3.500%	6/1/23	7,198	7,044
Packaging Corp. of America	2.450%	12/15/20	5,911	5,800
Packaging Corp. of America	3.900%	6/15/22	1,900	1,919
PPG Industries Inc.	2.300%	11/15/19	9,402	9,328
PPG Industries Inc.	3.600%	11/15/20	6,350	6,415
Praxair Inc.	2.250%	9/24/20	9,600	9,447
Praxair Inc.	4.050%	3/15/21	2,075	2,127
Praxair Inc.	3.000%	9/1/21	3,295	3,279
Praxair Inc.	2.450%	2/15/22	5,109	4,977
Praxair Inc.	2.200%	8/15/22	5,495	5,263
Praxair Inc.	2.700%	2/21/23	2,300	2,237

16

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rayonier Inc.	3.750%	4/1/22	1,050	1,045
RPM International Inc.	6.125%	10/15/19	652	676
RPM International Inc.	3.450%	11/15/22	425	419
Sherwin-Williams Co.	2.250%	5/15/20	16,361	16,077
Sherwin-Williams Co.	2.750%	6/1/22	5,618	5,439
Southern Copper Corp.	5.375%	4/16/20	2,602	2,696
Southern Copper Corp.	3.500%	11/8/22	2,025	1,987
Vale Overseas Ltd.	5.875%	6/10/21	6,945	7,336
Vale Overseas Ltd.	4.375%	1/11/22	9,998	10,135
WestRock RKT Co.	3.500%	3/1/20	2,729	2,734
Weyerhaeuser Co.	7.375%	10/1/19	75	79
Weyerhaeuser Co.	4.700%	3/15/21	5,010	5,168
Capital Goods (1.5%)
3M Co.	2.000%	8/7/20	3,475	3,410
3M Co.	1.625%	9/19/21	5,685	5,443
3M Co.	2.000%	6/26/22	3,240	3,119
3M Co.	2.250%	3/15/23	5,175	4,963
ABB Finance USA Inc.	2.800%	4/3/20	100	100
ABB Finance USA Inc.	2.875%	5/8/22	7,018	6,878
ABB Finance USA Inc.	3.375%	4/3/23	200	200
Acuity Brands Lighting Inc.	6.000%	12/15/19	675	702
Bemis Co. Inc.	6.800%	8/1/19	500	519
Bemis Co. Inc.	4.500%	10/15/21	2,800	2,873
Boeing Capital Corp.	4.700%	10/27/19	6,775	6,946
Boeing Co.	4.875%	2/15/20	6,095	6,279
Boeing Co.	1.650%	10/30/20	4,830	4,686
Boeing Co.	8.750%	8/15/21	1,000	1,164
Boeing Co.	2.350%	10/30/21	8,950	8,794
Boeing Co.	2.125%	3/1/22	4,150	4,025
Boeing Co.	2.800%	3/1/23	4,950	4,864
Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,646
Caterpillar Financial Services Corp.	2.000%	11/29/19	5,500	5,440
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,341	5,292
Caterpillar Financial Services Corp.	2.100%	1/10/20	1,300	1,286
Caterpillar Financial Services Corp.	2.000%	3/5/20	6,220	6,129
Caterpillar Financial Services Corp.	2.950%	5/15/20	30	30
Caterpillar Financial Services Corp.	1.850%	9/4/20	17,018	16,605
Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,446
Caterpillar Financial Services Corp.	1.700%	8/9/21	11,200	10,716
Caterpillar Financial Services Corp.	2.750%	8/20/21	350	346
Caterpillar Financial Services Corp.	1.931%	10/1/21	7,650	7,352
Caterpillar Financial Services Corp.	2.850%	6/1/22	3,600	3,558
Caterpillar Financial Services Corp.	2.400%	6/6/22	2,100	2,035
Caterpillar Financial Services Corp.	2.550%	11/29/22	5,275	5,109
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,015
Caterpillar Inc.	3.900%	5/27/21	8,945	9,146
Caterpillar Inc.	2.600%	6/26/22	7,190	7,013
CNH Industrial Capital LLC	4.375%	11/6/20	5,961	5,976
CNH Industrial Capital LLC	4.875%	4/1/21	4,446	4,563
CNH Industrial Capital LLC	3.875%	10/15/21	2,395	2,365
CNH Industrial Capital LLC	4.375%	4/5/22	4,540	4,585
CRH America Inc.	5.750%	1/15/21	450	472
Deere & Co.	4.375%	10/16/19	225	229
Deere & Co.	2.600%	6/8/22	10,058	9,821
Dover Corp.	4.300%	3/1/21	4,200	4,310
Eaton Corp.	2.750%	11/2/22	13,260	12,877
Embraer SA	5.150%	6/15/22	400	413
Emerson Electric Co.	4.875%	10/15/19	3,220	3,300
Emerson Electric Co.	4.250%	11/15/20	775	794
Emerson Electric Co.	2.625%	12/1/21	4,480	4,385
Emerson Electric Co.	2.625%	2/15/23	2,275	2,199
FLIR Systems Inc.	3.125%	6/15/21	2,325	2,302
Flowserve Corp.	3.500%	9/15/22	4,625	4,534

17

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fortive Corp.	2.350%	6/15/21	6,400	6,209
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,000	2,974
General Dynamics Corp.	2.875%	5/11/20	19,000	18,983
General Dynamics Corp.	3.000%	5/11/21	11,000	10,962
General Dynamics Corp.	3.875%	7/15/21	3,805	3,886
General Dynamics Corp.	2.250%	11/15/22	6,632	6,353
General Dynamics Corp.	3.375%	5/15/23	12,059	12,081
General Electric Co.	6.000%	8/7/19	8,458	8,719
General Electric Co.	2.100%	12/11/19	2,925	2,896
General Electric Co.	5.500%	1/8/20	9,876	10,225
General Electric Co.	2.200%	1/9/20	12,636	12,481
General Electric Co.	5.550%	5/4/20	7,556	7,869
General Electric Co.	4.375%	9/16/20	10,548	10,833
General Electric Co.	4.625%	1/7/21	9,036	9,319
General Electric Co.	5.300%	2/11/21	7,712	8,056
General Electric Co.	4.650%	10/17/21	18,503	19,225
General Electric Co.	2.700%	10/9/22	17,216	16,586
General Electric Co.	3.100%	1/9/23	8,325	8,149
Harris Corp.	2.700%	4/27/20	6,563	6,490
Honeywell International Inc.	1.400%	10/30/19	4,000	3,923
Honeywell International Inc.	1.800%	10/30/19	8,300	8,187
Honeywell International Inc.	4.250%	3/1/21	5,100	5,253
Honeywell International Inc.	1.850%	11/1/21	11,875	11,324
Illinois Tool Works Inc.	3.375%	9/15/21	4,075	4,100
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,201	7,410
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,115	2,094
John Deere Capital Corp.	2.300%	9/16/19	3,770	3,742
John Deere Capital Corp.	1.250%	10/9/19	8,524	8,361
John Deere Capital Corp.	1.700%	1/15/20	350	344
John Deere Capital Corp.	2.050%	3/10/20	4,200	4,137
John Deere Capital Corp.	2.200%	3/13/20	2,031	2,005
John Deere Capital Corp.	1.950%	6/22/20	4,555	4,452
John Deere Capital Corp.	2.375%	7/14/20	2,500	2,465
John Deere Capital Corp.	2.450%	9/11/20	2,850	2,810
John Deere Capital Corp.	2.350%	1/8/21	50	49
John Deere Capital Corp.	2.550%	1/8/21	2,250	2,222
John Deere Capital Corp.	2.800%	3/4/21	3,000	2,973
John Deere Capital Corp.	2.875%	3/12/21	3,700	3,679
John Deere Capital Corp.	3.900%	7/12/21	3,585	3,661
John Deere Capital Corp.	3.150%	10/15/21	175	175
John Deere Capital Corp.	2.650%	1/6/22	6,602	6,469
John Deere Capital Corp.	2.750%	3/15/22	255	251
John Deere Capital Corp.	2.150%	9/8/22	5,650	5,368
John Deere Capital Corp.	2.700%	1/6/23	7,950	7,748
John Deere Capital Corp.	2.800%	1/27/23	6,800	6,619
John Deere Capital Corp.	2.800%	3/6/23	14,503	14,140
John Deere Capital Corp.	3.450%	6/7/23	2,480	2,483
Johnson Controls International plc	5.000%	3/30/20	1,575	1,622
Johnson Controls International plc	4.250%	3/1/21	4,364	4,462
Johnson Controls International plc	3.750%	12/1/21	1,377	1,387
Kennametal Inc.	2.650%	11/1/19	3,460	3,460
Kennametal Inc.	3.875%	2/15/22	575	572
L3 Technologies Inc.	4.950%	2/15/21	4,116	4,229
L3 Technologies Inc.	3.850%	6/15/23	7,400	7,382
Lockheed Martin Corp.	4.250%	11/15/19	6,141	6,255
Lockheed Martin Corp.	2.500%	11/23/20	14,140	13,954
Lockheed Martin Corp.	3.350%	9/15/21	4,283	4,309
Lockheed Martin Corp.	3.100%	1/15/23	2,288	2,258
Masco Corp.	7.125%	3/15/20	534	566
Masco Corp.	3.500%	4/1/21	2,710	2,703
Masco Corp.	5.950%	3/15/22	823	878
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,357
Northrop Grumman Corp.	5.050%	8/1/19	200	205
Northrop Grumman Corp.	2.080%	10/15/20	10,203	9,972

18

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Northrop Grumman Corp.	3.500%	3/15/21	5,951	6,004
	Northrop Grumman Corp.	2.550%	10/15/22	2,358	2,273
5	Nvent Finance Sarl	3.950%	4/15/23	1,000	990
	Owens Corning	4.200%	12/15/22	3,227	3,236
	Precision Castparts Corp.	2.250%	6/15/20	7,250	7,151
	Precision Castparts Corp.	2.500%	1/15/23	4,910	4,745
	Raytheon Co.	4.400%	2/15/20	3,400	3,479
	Raytheon Co.	3.125%	10/15/20	6,382	6,392
	Raytheon Co.	2.500%	12/15/22	6,613	6,416
	Republic Services Inc.	5.500%	9/15/19	5,665	5,829
	Republic Services Inc.	5.000%	3/1/20	8,208	8,456
	Republic Services Inc.	5.250%	11/15/21	2,729	2,893
	Republic Services Inc.	3.550%	6/1/22	4,127	4,143
	Republic Services Inc.	4.750%	5/15/23	1,663	1,743
	Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,749
	Rockwell Collins Inc.	1.950%	7/15/19	3,325	3,288
	Rockwell Collins Inc.	2.800%	3/15/22	5,362	5,209
	Roper Technologies Inc.	6.250%	9/1/19	2,095	2,170
	Roper Technologies Inc.	3.000%	12/15/20	5,387	5,355
	Roper Technologies Inc.	2.800%	12/15/21	7,751	7,538
	Roper Technologies Inc.	3.125%	11/15/22	5,912	5,796
	Spirit AeroSystems Inc.	3.950%	6/15/23	5,150	5,176
	Stanley Black & Decker Inc.	3.400%	12/1/21	3,000	3,003
	Stanley Black & Decker Inc.	2.900%	11/1/22	3,580	3,514
	United Technologies Corp.	1.500%	11/1/19	6,400	6,288
	United Technologies Corp.	1.900%	5/4/20	6,285	6,161
	United Technologies Corp.	1.950%	11/1/21	6,540	6,263
	United Technologies Corp.	3.100%	6/1/22	14,371	14,140
	Waste Management Inc.	4.750%	6/30/20	4,972	5,129
	Waste Management Inc.	4.600%	3/1/21	2,678	2,765
	Waste Management Inc.	2.900%	9/15/22	5,661	5,550
	Waste Management Inc.	2.400%	5/15/23	852	810
	Xylem Inc.	4.875%	10/1/21	5,183	5,410
	Communication (1.7%)
	21st Century Fox America Inc.	5.650%	8/15/20	6,333	6,638
	21st Century Fox America Inc.	4.500%	2/15/21	6,225	6,396
	21st Century Fox America Inc.	3.000%	9/15/22	7,225	7,070
	Activision Blizzard Inc.	2.300%	9/15/21	8,793	8,495
	America Movil SAB de CV	5.000%	10/16/19	5,200	5,317
	America Movil SAB de CV	5.000%	3/30/20	16,428	16,842
	America Movil SAB de CV	3.125%	7/16/22	11,828	11,613
	American Tower Corp.	2.800%	6/1/20	6,709	6,634
	American Tower Corp.	5.050%	9/1/20	4,573	4,726
	American Tower Corp.	3.300%	2/15/21	5,570	5,562
	American Tower Corp.	3.450%	9/15/21	6,574	6,549
	American Tower Corp.	5.900%	11/1/21	3,929	4,204
	American Tower Corp.	2.250%	1/15/22	2,880	2,751
	American Tower Corp.	4.700%	3/15/22	3,440	3,548
	American Tower Corp.	3.500%	1/31/23	9,052	8,907
	American Tower Corp.	3.000%	6/15/23	3,500	3,356
	AT&T Inc.	5.875%	10/1/19	8,025	8,296
	AT&T Inc.	5.200%	3/15/20	11,356	11,731
	AT&T Inc.	2.450%	6/30/20	23,387	23,014
	AT&T Inc.	4.600%	2/15/21	5,207	5,344
	AT&T Inc.	2.800%	2/17/21	15,713	15,457
	AT&T Inc.	5.000%	3/1/21	10,094	10,484
	AT&T Inc.	4.450%	5/15/21	7,532	7,712
	AT&T Inc.	3.875%	8/15/21	8,854	8,932
	AT&T Inc.	3.000%	2/15/22	11,021	10,750
	AT&T Inc.	3.200%	3/1/22	8,855	8,686
	AT&T Inc.	3.800%	3/15/22	6,485	6,484
	AT&T Inc.	3.000%	6/30/22	19,875	19,282
	AT&T Inc.	3.600%	2/17/23	7,750	7,629

19

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CBS Corp.	2.300%	8/15/19	5,850	5,799
	CBS Corp.	4.300%	2/15/21	1,800	1,836
	CBS Corp.	3.375%	3/1/22	5,075	5,012
	CBS Corp.	2.500%	2/15/23	3,500	3,286
5	CBS Corp.	2.900%	6/1/23	2,225	2,122
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	13,860	13,696
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.579%	7/23/20	17,401	17,351
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	25,416	25,604
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	5,639	6,930
	Comcast Corp.	5.700%	7/1/19	2,195	2,252
	Comcast Corp.	5.150%	3/1/20	11,609	11,988
	Comcast Corp.	1.625%	1/15/22	4,788	4,489
	Comcast Corp.	3.125%	7/15/22	4,124	4,048
	Comcast Corp.	2.750%	3/1/23	7,200	6,921
	Crown Castle International Corp.	3.400%	2/15/21	6,385	6,378
	Crown Castle International Corp.	2.250%	9/1/21	7,601	7,298
	Crown Castle International Corp.	4.875%	4/15/22	7,091	7,313
	Crown Castle International Corp.	5.250%	1/15/23	12,586	13,172
	Deutsche Telekom International Finance BV	6.000%	7/8/19	4,525	4,661
	Discovery Communications LLC	5.625%	8/15/19	2,460	2,527
	Discovery Communications LLC	2.200%	9/20/19	3,755	3,714
5	Discovery Communications LLC	2.750%	11/15/19	5,230	5,197
5	Discovery Communications LLC	2.800%	6/15/20	3,752	3,711
	Discovery Communications LLC	4.375%	6/15/21	1,458	1,491
	Discovery Communications LLC	3.300%	5/15/22	4,529	4,449
5	Discovery Communications LLC	3.500%	6/15/22	3,325	3,293
	Discovery Communications LLC	2.950%	3/20/23	15,145	14,428
	Electronic Arts Inc.	3.700%	3/1/21	4,525	4,564
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,750	2,730
	Moody's Corp.	2.750%	7/15/19	7,201	7,187
	Moody's Corp.	5.500%	9/1/20	3,454	3,623
	Moody's Corp.	3.250%	6/7/21	4,000	3,992
	Moody's Corp.	2.750%	12/15/21	3,811	3,723
	Moody's Corp.	4.500%	9/1/22	625	646
	Moody's Corp.	2.625%	1/15/23	2,373	2,272
	NBCUniversal Media LLC	5.150%	4/30/20	19,724	20,377
	NBCUniversal Media LLC	4.375%	4/1/21	15,890	16,273
	NBCUniversal Media LLC	2.875%	1/15/23	12,304	11,739
	Omnicom Group Inc.	6.250%	7/15/19	3,535	3,651
	Omnicom Group Inc.	4.450%	8/15/20	9,335	9,557
	Omnicom Group Inc.	3.625%	5/1/22	8,675	8,623
	Orange SA	5.375%	7/8/19	4,240	4,330
	Orange SA	1.625%	11/3/19	9,777	9,602
	Orange SA	4.125%	9/14/21	7,194	7,356
	RELX Capital Inc.	3.125%	10/15/22	3,907	3,824
	RELX Capital Inc.	3.500%	3/16/23	8,000	7,950
	Rogers Communications Inc.	3.000%	3/15/23	3,600	3,518
	S&P Global Inc.	3.300%	8/14/20	5,025	5,033
	Telefonica Emisiones SAU	5.877%	7/15/19	1,475	1,517
	Telefonica Emisiones SAU	5.134%	4/27/20	10,158	10,486
	Telefonica Emisiones SAU	5.462%	2/16/21	20,822	21,833
	Thomson Reuters Corp.	4.700%	10/15/19	375	382
	Thomson Reuters Corp.	3.950%	9/30/21	6,129	6,184
	Time Warner Cable LLC	5.000%	2/1/20	8,260	8,434
	Time Warner Cable LLC	4.125%	2/15/21	5,495	5,530
	Time Warner Cable LLC	4.000%	9/1/21	10,029	10,041
	Time Warner Entertainment Co. LP	8.375%	3/15/23	5,901	6,897
	Time Warner Inc.	4.875%	3/15/20	13,945	14,303
	Time Warner Inc.	4.700%	1/15/21	5,963	6,146
	Time Warner Inc.	4.750%	3/29/21	6,147	6,344
	Time Warner Inc.	4.000%	1/15/22	3,000	3,036
	Time Warner Inc.	3.400%	6/15/22	3,500	3,442

20

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Verizon Communications Inc.	2.625%	2/21/20	7,218	7,175
	Verizon Communications Inc.	3.450%	3/15/21	7,163	7,189
	Verizon Communications Inc.	4.600%	4/1/21	10,507	10,875
	Verizon Communications Inc.	1.750%	8/15/21	6,675	6,374
	Verizon Communications Inc.	3.000%	11/1/21	9,912	9,762
	Verizon Communications Inc.	3.500%	11/1/21	11,933	11,979
	Verizon Communications Inc.	3.125%	3/16/22	19,708	19,424
	Verizon Communications Inc.	2.450%	11/1/22	8,075	7,705
	Verizon Communications Inc.	5.150%	9/15/23	6,000	6,387
	Viacom Inc.	5.625%	9/15/19	4,000	4,104
	Viacom Inc.	3.875%	12/15/21	6,156	6,142
	Vodafone Group plc	4.375%	3/16/21	3,330	3,421
	Vodafone Group plc	2.500%	9/26/22	7,231	6,912
	Vodafone Group plc	2.950%	2/19/23	11,623	11,220
	Vodafone Group plc	3.750%	1/16/24	2,000	1,982
	Walt Disney Co.	0.875%	7/12/19	3,450	3,386
	Walt Disney Co.	1.950%	3/4/20	5,215	5,129
	Walt Disney Co.	1.800%	6/5/20	8,983	8,782
	Walt Disney Co.	2.150%	9/17/20	5,750	5,636
	Walt Disney Co.	2.300%	2/12/21	5,489	5,380
	Walt Disney Co.	3.750%	6/1/21	3,991	4,055
	Walt Disney Co.	2.750%	8/16/21	5,475	5,400
	Walt Disney Co.	2.550%	2/15/22	1,650	1,610
	Walt Disney Co.	2.450%	3/4/22	3,050	2,959
	Walt Disney Co.	2.350%	12/1/22	250	240
	WPP Finance 2010	4.750%	11/21/21	9,860	10,144
	WPP Finance 2010	3.625%	9/7/22	1,295	1,269
	Consumer Cyclical (2.1%)
	Advance Auto Parts Inc.	5.750%	5/1/20	1,190	1,238
	Alibaba Group Holding Ltd.	2.500%	11/28/19	16,250	16,129
	Alibaba Group Holding Ltd.	3.125%	11/28/21	10,350	10,243
	Amazon.com Inc.	2.600%	12/5/19	10,731	10,722
5	Amazon.com Inc.	1.900%	8/21/20	1,250	1,224
	Amazon.com Inc.	1.900%	8/21/20	7,200	7,050
	Amazon.com Inc.	3.300%	12/5/21	6,825	6,877
	Amazon.com Inc.	2.500%	11/29/22	7,696	7,478
	Amazon.com Inc.	2.400%	2/22/23	7,100	6,838
	American Honda Finance Corp.	1.200%	7/12/19	8,088	7,957
	American Honda Finance Corp.	2.250%	8/15/19	7,252	7,212
	American Honda Finance Corp.	2.000%	11/13/19	6,300	6,228
	American Honda Finance Corp.	2.000%	2/14/20	5,908	5,822
	American Honda Finance Corp.	2.150%	3/13/20	2,750	2,714
	American Honda Finance Corp.	1.950%	7/20/20	4,770	4,664
	American Honda Finance Corp.	2.450%	9/24/20	9,271	9,145
	American Honda Finance Corp.	2.650%	2/12/21	4,400	4,363
	American Honda Finance Corp.	1.650%	7/12/21	6,979	6,667
	American Honda Finance Corp.	1.700%	9/9/21	7,228	6,918
	American Honda Finance Corp.	2.600%	11/16/22	4,300	4,191
	Aptiv plc	3.150%	11/19/20	3,550	3,524
	Automatic Data Processing Inc.	2.250%	9/15/20	8,563	8,450
	AutoNation Inc.	5.500%	2/1/20	1,623	1,671
	AutoNation Inc.	3.350%	1/15/21	5,650	5,638
	AutoZone Inc.	4.000%	11/15/20	725	736
	AutoZone Inc.	2.500%	4/15/21	900	879
	AutoZone Inc.	3.700%	4/15/22	1,516	1,525
	Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,726
	Block Financial LLC	4.125%	10/1/20	6,000	6,050
	Block Financial LLC	5.500%	11/1/22	2,500	2,584
	Booking Holdings Inc.	2.750%	3/15/23	5,045	4,852
	BorgWarner Inc.	4.625%	9/15/20	450	461
	Carnival Corp.	3.950%	10/15/20	2,685	2,726
	Costco Wholesale Corp.	1.700%	12/15/19	8,728	8,603
	Costco Wholesale Corp.	1.750%	2/15/20	3,533	3,476

21

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Costco Wholesale Corp.	2.150%	5/18/21	8,145	7,966
Costco Wholesale Corp.	2.250%	2/15/22	2,483	2,409
Costco Wholesale Corp.	2.300%	5/18/22	8,637	8,379
Dollar General Corp.	3.250%	4/15/23	8,360	8,202
Dollar Tree Inc.	3.700%	5/15/23	2,825	2,803
DR Horton Inc.	2.550%	12/1/20	7,283	7,147
DR Horton Inc.	4.375%	9/15/22	733	749
DR Horton Inc.	4.750%	2/15/23	2,850	2,944
eBay Inc.	2.200%	8/1/19	7,612	7,554
eBay Inc.	2.150%	6/5/20	5,300	5,207
eBay Inc.	3.250%	10/15/20	700	700
eBay Inc.	2.875%	8/1/21	5,125	5,042
eBay Inc.	3.800%	3/9/22	5,402	5,453
eBay Inc.	2.600%	7/15/22	7,603	7,314
eBay Inc.	2.750%	1/30/23	7,284	6,994
Expedia Group Inc.	5.950%	8/15/20	5,722	6,017
Ford Motor Credit Co. LLC	1.897%	8/12/19	2,950	2,909
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,371	9,287
Ford Motor Credit Co. LLC	2.681%	1/9/20	9,800	9,708
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,450	5,832
Ford Motor Credit Co. LLC	2.459%	3/27/20	7,290	7,170
Ford Motor Credit Co. LLC	3.157%	8/4/20	7,160	7,115
Ford Motor Credit Co. LLC	2.343%	11/2/20	7,400	7,205
Ford Motor Credit Co. LLC	3.200%	1/15/21	6,165	6,090
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,225	9,685
Ford Motor Credit Co. LLC	3.336%	3/18/21	16,790	16,636
Ford Motor Credit Co. LLC	5.875%	8/2/21	11,145	11,803
Ford Motor Credit Co. LLC	3.219%	1/9/22	3,646	3,562
Ford Motor Credit Co. LLC	3.339%	3/28/22	15,450	15,116
Ford Motor Credit Co. LLC	2.979%	8/3/22	7,900	7,583
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,585	9,645
General Motors Financial Co. Inc.	3.500%	7/10/19	11,875	11,928
General Motors Financial Co. Inc.	2.350%	10/4/19	1,880	1,863
General Motors Financial Co. Inc.	3.150%	1/15/20	6,270	6,257
General Motors Financial Co. Inc.	2.650%	4/13/20	2,975	2,937
General Motors Financial Co. Inc.	3.200%	7/13/20	22,899	22,786
General Motors Financial Co. Inc.	2.450%	11/6/20	7,291	7,118
General Motors Financial Co. Inc.	3.700%	11/24/20	7,526	7,563
General Motors Financial Co. Inc.	4.200%	3/1/21	11,389	11,548
General Motors Financial Co. Inc.	3.550%	4/9/21	7,540	7,513
General Motors Financial Co. Inc.	3.200%	7/6/21	12,813	12,613
General Motors Financial Co. Inc.	4.375%	9/25/21	16,154	16,445
General Motors Financial Co. Inc.	3.450%	1/14/22	12,388	12,207
General Motors Financial Co. Inc.	3.450%	4/10/22	13,917	13,677
General Motors Financial Co. Inc.	3.150%	6/30/22	5,563	5,405
General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,135
General Motors Financial Co. Inc.	3.700%	5/9/23	8,565	8,413
General Motors Financial Co. Inc.	4.250%	5/15/23	6,521	6,533
General Motors Financial Co. Inc.	4.150%	6/19/23	5,400	5,391
Home Depot Inc.	1.800%	6/5/20	4,000	3,927
Home Depot Inc.	3.950%	9/15/20	1,300	1,326
Home Depot Inc.	2.000%	4/1/21	11,862	11,568
Home Depot Inc.	4.400%	4/1/21	7,533	7,787
Home Depot Inc.	2.625%	6/1/22	8,969	8,802
Home Depot Inc.	2.700%	4/1/23	5,950	5,801
JD.com Inc.	3.125%	4/29/21	3,700	3,602
Kohl's Corp.	4.000%	11/1/21	2,413	2,437
Kohl's Corp.	3.250%	2/1/23	1,360	1,318
Lowe's Cos. Inc.	4.625%	4/15/20	7,850	8,028
Lowe's Cos. Inc.	3.750%	4/15/21	4,825	4,910
Lowe's Cos. Inc.	3.800%	11/15/21	1,670	1,701
Lowe's Cos. Inc.	3.120%	4/15/22	3,814	3,804
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,050	3,033
Macy's Retail Holdings Inc.	3.875%	1/15/22	800	794

22

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Macy's Retail Holdings Inc.	2.875%	2/15/23	9,425	8,859
Marriott International Inc.	3.375%	10/15/20	3,876	3,871
Marriott International Inc.	2.875%	3/1/21	1,625	1,603
Marriott International Inc.	3.125%	10/15/21	3,725	3,684
Marriott International Inc.	2.300%	1/15/22	2,815	2,699
Marriott International Inc.	3.250%	9/15/22	3,725	3,674
Mastercard Inc.	2.000%	11/21/21	4,900	4,746
McDonald's Corp.	2.200%	5/26/20	5,502	5,428
McDonald's Corp.	3.500%	7/15/20	2,749	2,777
McDonald's Corp.	2.750%	12/9/20	9,011	8,947
McDonald's Corp.	3.625%	5/20/21	6,118	6,195
McDonald's Corp.	2.625%	1/15/22	9,909	9,713
McDonald's Corp.	3.350%	4/1/23	1,300	1,298
Nordstrom Inc.	4.750%	5/1/20	2,825	2,889
Nordstrom Inc.	4.000%	10/15/21	2,004	2,021
NVR Inc.	3.950%	9/15/22	2,762	2,784
O'Reilly Automotive Inc.	4.875%	1/14/21	2,435	2,514
O'Reilly Automotive Inc.	4.625%	9/15/21	2,185	2,253
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,659
PACCAR Financial Corp.	1.950%	2/27/20	275	271
PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,982
PACCAR Financial Corp.	2.050%	11/13/20	3,000	2,940
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,666
PACCAR Financial Corp.	2.800%	3/1/21	2,000	1,985
PACCAR Financial Corp.	1.650%	8/11/21	75	72
PACCAR Financial Corp.	2.300%	8/10/22	3,200	3,093
QVC Inc.	5.125%	7/2/22	150	154
QVC Inc.	4.375%	3/15/23	8,679	8,581
Ralph Lauren Corp.	2.625%	8/18/20	1,902	1,881
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	1,803	1,776
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,775	5,020
Starbucks Corp.	2.200%	11/22/20	4,261	4,163
Starbucks Corp.	2.100%	2/4/21	9,076	8,820
Starbucks Corp.	2.700%	6/15/22	2,575	2,501
Starbucks Corp.	3.100%	3/1/23	7,340	7,195
Tapestry Inc.	3.000%	7/15/22	2,800	2,714
Target Corp.	3.875%	7/15/20	1,000	1,019
Target Corp.	2.900%	1/15/22	7,353	7,325
TJX Cos. Inc.	2.750%	6/15/21	6,005	5,952
TJX Cos. Inc.	2.500%	5/15/23	1,575	1,524
Toyota Motor Credit Corp.	2.125%	7/18/19	10,298	10,236
Toyota Motor Credit Corp.	1.550%	10/18/19	9,650	9,506
Toyota Motor Credit Corp.	2.200%	1/10/20	5,500	5,442
Toyota Motor Credit Corp.	2.150%	3/12/20	12,035	11,890
Toyota Motor Credit Corp.	1.950%	4/17/20	8,731	8,573
Toyota Motor Credit Corp.	4.500%	6/17/20	2,000	2,057
Toyota Motor Credit Corp.	4.250%	1/11/21	3,025	3,111
Toyota Motor Credit Corp.	1.900%	4/8/21	10,975	10,613
Toyota Motor Credit Corp.	2.950%	4/13/21	12,000	11,925
Toyota Motor Credit Corp.	2.750%	5/17/21	4,330	4,282
Toyota Motor Credit Corp.	3.400%	9/15/21	7,515	7,577
Toyota Motor Credit Corp.	2.600%	1/11/22	8,540	8,363
Toyota Motor Credit Corp.	3.300%	1/12/22	1,137	1,140
Toyota Motor Credit Corp.	2.150%	9/8/22	9,800	9,247
Toyota Motor Credit Corp.	2.700%	1/11/23	5,000	4,859
VF Corp.	3.500%	9/1/21	2,000	2,022
Visa Inc.	2.200%	12/14/20	26,490	26,047
Visa Inc.	2.150%	9/15/22	5,889	5,638
Visa Inc.	2.800%	12/14/22	19,657	19,283
Walgreens Boots Alliance Inc.	2.700%	11/18/19	6,890	6,872
Walgreens Boots Alliance Inc.	3.300%	11/18/21	19,114	18,978
Walmart Inc.	1.750%	10/9/19	9,519	9,417
Walmart Inc.	2.850%	6/23/20	9,500	9,523
Walmart Inc.	3.250%	10/25/20	13,097	13,232

23

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Walmart Inc.	1.900%	12/15/20	20,335	19,940
	Walmart Inc.	3.125%	6/23/21	11,400	11,452
	Walmart Inc.	2.350%	12/15/22	7,987	7,710
	Walmart Inc.	2.550%	4/11/23	16,206	15,650
	Walmart Inc.	3.400%	6/26/23	16,755	16,868
	Western Union Co.	5.253%	4/1/20	200	206
	Western Union Co.	3.600%	3/15/22	6,850	6,774
	Western Union Co.	4.250%	6/9/23	1,000	996
	Wyndham Destinations Inc.	3.900%	3/1/23	1,200	1,125
	Consumer Noncyclical (4.2%)
	Abbott Laboratories	2.000%	3/15/20	5,780	5,680
	Abbott Laboratories	4.125%	5/27/20	6,075	6,183
	Abbott Laboratories	2.800%	9/15/20	4,000	3,969
	Abbott Laboratories	2.900%	11/30/21	20,622	20,302
	Abbott Laboratories	2.550%	3/15/22	5,205	5,039
	Abbott Laboratories	3.250%	4/15/23	5,910	5,832
	AbbVie Inc.	2.500%	5/14/20	29,424	29,062
	AbbVie Inc.	2.300%	5/14/21	13,210	12,829
	AbbVie Inc.	2.900%	11/6/22	28,387	27,558
	AbbVie Inc.	3.200%	11/6/22	10,304	10,126
	AbbVie Inc.	2.850%	5/14/23	7,491	7,212
	Actavis Inc.	3.250%	10/1/22	8,915	8,662
	Agilent Technologies Inc.	5.000%	7/15/20	3,707	3,827
	Agilent Technologies Inc.	3.200%	10/1/22	2,975	2,916
	Allergan Funding SCS	3.000%	3/12/20	24,501	24,385
	Allergan Funding SCS	3.450%	3/15/22	21,190	20,847
	Allergan Inc.	3.375%	9/15/20	3,000	2,997
	Altria Group Inc.	9.250%	8/6/19	7,488	7,994
	Altria Group Inc.	2.625%	1/14/20	9,865	9,805
	Altria Group Inc.	4.750%	5/5/21	13,295	13,807
	Altria Group Inc.	2.850%	8/9/22	14,240	13,904
	Altria Group Inc.	2.950%	5/2/23	10	10
	AmerisourceBergen Corp.	3.500%	11/15/21	4,195	4,190
	Amgen Inc.	2.125%	5/1/20	8,523	8,386
	Amgen Inc.	2.200%	5/11/20	8,520	8,385
	Amgen Inc.	3.450%	10/1/20	6,166	6,206
	Amgen Inc.	4.100%	6/15/21	10,180	10,394
	Amgen Inc.	1.850%	8/19/21	5,655	5,407
	Amgen Inc.	3.875%	11/15/21	9,355	9,497
	Amgen Inc.	2.700%	5/1/22	2,100	2,040
	Amgen Inc.	2.650%	5/11/22	7,603	7,376
	Amgen Inc.	3.625%	5/15/22	5,720	5,751
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	50,082	49,375
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	12,050	11,610
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	54,477	54,012
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,125	8,559
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,425	4,557
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	9,285	9,416
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	24,236	23,338
	Archer-Daniels-Midland Co.	4.479%	3/1/21	3,354	3,467
	AstraZeneca plc	2.375%	11/16/20	9,832	9,647
	AstraZeneca plc	2.375%	6/12/22	9,050	8,697
5	BAT Capital Corp.	2.297%	8/14/20	17,700	17,317
5	BAT Capital Corp.	2.764%	8/15/22	19,892	19,067
	Baxalta Inc.	2.875%	6/23/20	2,976	2,943
	Baxalta Inc.	3.600%	6/23/22	3,849	3,806
	Baxter International Inc.	1.700%	8/15/21	3,300	3,139
	Becton Dickinson & Co.	2.675%	12/15/19	10,510	10,441
	Becton Dickinson & Co.	2.404%	6/5/20	7,950	7,803
	Becton Dickinson & Co.	3.250%	11/12/20	5,073	5,040
	Becton Dickinson & Co.	3.125%	11/8/21	7,290	7,162
	Becton Dickinson & Co.	2.894%	6/6/22	14,817	14,341
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,176

24

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Biogen Inc.	2.900%	9/15/20	17,152	17,049
Biogen Inc.	3.625%	9/15/22	3,213	3,214
Boston Scientific Corp.	6.000%	1/15/20	4,616	4,808
Boston Scientific Corp.	2.850%	5/15/20	4,975	4,933
Boston Scientific Corp.	3.375%	5/15/22	3,325	3,288
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,035	9,562
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,940	2,936
Bunge Ltd. Finance Corp.	3.000%	9/25/22	9,425	9,057
Campbell Soup Co.	3.300%	3/15/21	10,235	10,155
Campbell Soup Co.	3.650%	3/15/23	14,892	14,612
Cardinal Health Inc.	2.400%	11/15/19	75	74
Cardinal Health Inc.	4.625%	12/15/20	3,815	3,919
Cardinal Health Inc.	2.616%	6/15/22	8,856	8,486
Cardinal Health Inc.	3.200%	3/15/23	7,619	7,394
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	2,000	1,933
Celgene Corp.	2.875%	8/15/20	10,767	10,682
Celgene Corp.	3.950%	10/15/20	8,669	8,783
Celgene Corp.	2.875%	2/19/21	2,425	2,408
Celgene Corp.	2.250%	8/15/21	2,000	1,922
Celgene Corp.	3.250%	8/15/22	4,347	4,261
Celgene Corp.	3.550%	8/15/22	7,485	7,430
Celgene Corp.	2.750%	2/15/23	4,090	3,901
Celgene Corp.	3.250%	2/20/23	6,750	6,573
Church & Dwight Co. Inc.	2.450%	12/15/19	5,051	5,024
Church & Dwight Co. Inc.	2.450%	8/1/22	1,700	1,630
Church & Dwight Co. Inc.	2.875%	10/1/22	108	105
Clorox Co.	3.800%	11/15/21	4	4
Clorox Co.	3.050%	9/15/22	4,425	4,371
Coca-Cola Co.	1.875%	10/27/20	8,325	8,132
Coca-Cola Co.	2.450%	11/1/20	8,095	8,023
Coca-Cola Co.	3.150%	11/15/20	6,955	6,994
Coca-Cola Co.	1.550%	9/1/21	7,160	6,856
Coca-Cola Co.	3.300%	9/1/21	12,747	12,859
Coca-Cola Co.	2.200%	5/25/22	3,650	3,542
Coca-Cola Co.	2.500%	4/1/23	4,450	4,313
Coca-Cola European Partners plc	3.500%	9/15/20	4,750	4,755
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	275	281
Colgate-Palmolive Co.	2.450%	11/15/21	2,665	2,625
Colgate-Palmolive Co.	2.300%	5/3/22	2,263	2,207
Colgate-Palmolive Co.	2.250%	11/15/22	5,150	4,984
Colgate-Palmolive Co.	1.950%	2/1/23	3,675	3,492
Colgate-Palmolive Co.	2.100%	5/1/23	2,851	2,709
Conagra Brands Inc.	3.250%	9/15/22	5,200	5,013
Conagra Brands Inc.	3.200%	1/25/23	250	241
Constellation Brands Inc.	2.000%	11/7/19	6,325	6,246
Constellation Brands Inc.	3.875%	11/15/19	3,051	3,085
Constellation Brands Inc.	2.250%	11/6/20	6,750	6,592
Constellation Brands Inc.	3.750%	5/1/21	4,228	4,265
Constellation Brands Inc.	2.700%	5/9/22	6,644	6,421
Constellation Brands Inc.	2.650%	11/7/22	1,000	958
Constellation Brands Inc.	3.200%	2/15/23	4,150	4,033
Constellation Brands Inc.	4.250%	5/1/23	15,766	16,088
Covidien International Finance SA	4.200%	6/15/20	4,475	4,564
Covidien International Finance SA	3.200%	6/15/22	8,204	8,151
CVS Health Corp.	2.250%	8/12/19	3,978	3,935
CVS Health Corp.	3.125%	3/9/20	21,950	21,925
CVS Health Corp.	2.800%	7/20/20	22,638	22,418
CVS Health Corp.	3.350%	3/9/21	22,000	21,935
CVS Health Corp.	2.125%	6/1/21	12,936	12,435
CVS Health Corp.	3.500%	7/20/22	9,550	9,457
CVS Health Corp.	2.750%	12/1/22	5,296	5,078
CVS Health Corp.	4.750%	12/1/22	1,875	1,943
CVS Health Corp.	3.700%	3/9/23	39,395	39,154
Danaher Corp.	2.400%	9/15/20	3,752	3,706

25

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diageo Capital plc	3.000%	5/18/20	2,915	2,915
Diageo Capital plc	4.828%	7/15/20	85	88
Diageo Capital plc	2.625%	4/29/23	8,620	8,328
Diageo Investment Corp.	2.875%	5/11/22	11,869	11,678
Dignity Health California GO	2.637%	11/1/19	1,952	1,937
Eli Lilly & Co.	2.350%	5/15/22	2,325	2,262
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,738	7,614
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,475	5,264
Express Scripts Holding Co.	2.600%	11/30/20	8,910	8,731
Express Scripts Holding Co.	3.300%	2/25/21	9,500	9,441
Express Scripts Holding Co.	4.750%	11/15/21	11,316	11,669
Express Scripts Holding Co.	3.900%	2/15/22	9,220	9,247
Express Scripts Holding Co.	3.050%	11/30/22	10,850	10,436
Flowers Foods Inc.	4.375%	4/1/22	2,975	3,050
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,864
General Mills Inc.	2.200%	10/21/19	3,525	3,484
General Mills Inc.	3.200%	4/16/21	4,000	3,976
General Mills Inc.	3.150%	12/15/21	7,251	7,152
General Mills Inc.	2.600%	10/12/22	4,765	4,552
Gilead Sciences Inc.	2.350%	2/1/20	3,515	3,481
Gilead Sciences Inc.	2.550%	9/1/20	18,558	18,333
Gilead Sciences Inc.	4.500%	4/1/21	8,612	8,882
Gilead Sciences Inc.	4.400%	12/1/21	12,413	12,815
Gilead Sciences Inc.	1.950%	3/1/22	2,250	2,147
Gilead Sciences Inc.	3.250%	9/1/22	7,166	7,124
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,325	6,158
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	8,750	8,755
GlaxoSmithKline Capital plc	3.125%	5/14/21	19,589	19,589
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,377	7,247
Hasbro Inc.	3.150%	5/15/21	2,040	2,021
Hershey Co.	2.900%	5/15/20	3,625	3,619
Hershey Co.	4.125%	12/1/20	1,450	1,489
Hershey Co.	3.100%	5/15/21	4,900	4,903
Hershey Co.	2.625%	5/1/23	1,250	1,206
Hershey Co.	3.375%	5/15/23	3,875	3,879
Hillshire Brands Co.	4.100%	9/15/20	673	683
Ingredion Inc.	4.625%	11/1/20	2,100	2,158
JM Smucker Co.	2.200%	12/6/19	1,500	1,482
JM Smucker Co.	2.500%	3/15/20	10,301	10,175
JM Smucker Co.	3.500%	10/15/21	100	100
JM Smucker Co.	3.000%	3/15/22	3,000	2,939
Johnson & Johnson	1.875%	12/5/19	5,302	5,243
Johnson & Johnson	2.950%	9/1/20	3,095	3,111
Johnson & Johnson	1.950%	11/10/20	3,540	3,479
Johnson & Johnson	1.650%	3/1/21	9,890	9,606
Johnson & Johnson	3.550%	5/15/21	3,500	3,565
Johnson & Johnson	2.450%	12/5/21	995	984
Johnson & Johnson	2.250%	3/3/22	5,010	4,899
Johnson & Johnson	2.050%	3/1/23	4,975	4,760
Kaiser Foundation Hospitals	3.500%	4/1/22	1,830	1,846
Kellogg Co.	4.000%	12/15/20	5,663	5,779
Kellogg Co.	3.250%	5/14/21	8,000	8,001
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,239
Kimberly-Clark Corp.	2.400%	3/1/22	825	803
Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,608
Kraft Foods Group Inc.	5.375%	2/10/20	5,770	5,968
Kraft Foods Group Inc.	3.500%	6/6/22	8,166	8,085
Kraft Heinz Foods Co.	2.800%	7/2/20	15,150	15,030
Kraft Heinz Foods Co.	3.375%	6/15/21	5,425	5,433
Kraft Heinz Foods Co.	3.500%	7/15/22	7,935	7,849
Kraft Heinz Foods Co.	4.000%	6/15/23	9,000	8,983
Kroger Co.	1.500%	9/30/19	4,246	4,162
Kroger Co.	6.150%	1/15/20	6,299	6,571

26

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	3.300%	1/15/21	8,063	8,043
Kroger Co.	2.600%	2/1/21	2,370	2,323
Kroger Co.	2.950%	11/1/21	300	294
Kroger Co.	3.400%	4/15/22	750	744
Kroger Co.	2.800%	8/1/22	3,975	3,842
Laboratory Corp. of America Holdings	2.625%	2/1/20	900	893
Laboratory Corp. of America Holdings	4.625%	11/15/20	125	129
Laboratory Corp. of America Holdings	3.200%	2/1/22	1,124	1,112
Laboratory Corp. of America Holdings	3.750%	8/23/22	4,317	4,339
Life Technologies Corp.	6.000%	3/1/20	5,305	5,529
Life Technologies Corp.	5.000%	1/15/21	225	233
5 Maple Escrow Subsidiary Inc.	3.551%	5/25/21	9,000	8,994
5 Maple Escrow Subsidiary Inc.	4.057%	5/25/23	14,544	14,598
McCormick & Co. Inc.	3.900%	7/15/21	265	268
McCormick & Co. Inc.	2.700%	8/15/22	3,056	2,954
McKesson Corp.	2.850%	3/15/23	3,480	3,333
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,828	1,873
Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,652
Medco Health Solutions Inc.	4.125%	9/15/20	4,908	4,977
Medtronic Inc.	2.500%	3/15/20	32,716	32,465
Medtronic Inc.	4.125%	3/15/21	2,321	2,373
Medtronic Inc.	3.125%	3/15/22	765	761
Medtronic Inc.	3.150%	3/15/22	19,953	19,806
Medtronic Inc.	2.750%	4/1/23	3,150	3,056
Merck & Co. Inc.	1.850%	2/10/20	8,545	8,415
Merck & Co. Inc.	3.875%	1/15/21	9,550	9,739
Merck & Co. Inc.	2.350%	2/10/22	7,176	6,988
Merck & Co. Inc.	2.400%	9/15/22	7,967	7,720
Merck & Co. Inc.	2.800%	5/18/23	15,010	14,679
Molson Coors Brewing Co.	2.250%	3/15/20	5,823	5,726
Molson Coors Brewing Co.	2.100%	7/15/21	7,625	7,311
Molson Coors Brewing Co.	3.500%	5/1/22	5,928	5,915
Mylan NV	3.750%	12/15/20	1,247	1,253
Mylan NV	3.150%	6/15/21	14,009	13,833
Newell Brands Inc.	2.875%	12/1/19	5,851	5,815
Newell Brands Inc.	3.150%	4/1/21	12,570	12,444
Newell Brands Inc.	3.850%	4/1/23	12,405	12,218
Novartis Capital Corp.	1.800%	2/14/20	10,648	10,479
Novartis Capital Corp.	4.400%	4/24/20	7,135	7,321
Novartis Capital Corp.	2.400%	5/17/22	3,652	3,551
Novartis Capital Corp.	2.400%	9/21/22	10,637	10,302
PepsiCo Inc.	4.500%	1/15/20	1,600	1,642
PepsiCo Inc.	1.850%	4/30/20	9,287	9,117
PepsiCo Inc.	2.150%	10/14/20	19,235	18,929
PepsiCo Inc.	3.125%	11/1/20	4,549	4,572
PepsiCo Inc.	2.000%	4/15/21	9,070	8,840
PepsiCo Inc.	3.000%	8/25/21	5,000	5,001
PepsiCo Inc.	1.700%	10/6/21	10,912	10,434
PepsiCo Inc.	2.750%	3/5/22	5,828	5,763
PepsiCo Inc.	2.250%	5/2/22	5,909	5,714
PepsiCo Inc.	3.100%	7/17/22	2,965	2,958
PepsiCo Inc.	2.750%	3/1/23	9,900	9,669
PerkinElmer Inc.	5.000%	11/15/21	3,000	3,124
Perrigo Finance Unlimited Co.	3.500%	3/15/21	2,603	2,584
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,169	1,156
Pfizer Inc.	1.700%	12/15/19	13,465	13,280
Pfizer Inc.	5.200%	8/12/20	1,570	1,643
Pfizer Inc.	1.950%	6/3/21	1,205	1,172
Pfizer Inc.	2.200%	12/15/21	11,149	10,843
Pfizer Inc.	3.000%	6/15/23	6,972	6,892
Philip Morris International Inc.	2.000%	2/21/20	7,330	7,212
Philip Morris International Inc.	4.500%	3/26/20	4,551	4,658
Philip Morris International Inc.	1.875%	2/25/21	8,921	8,620

27

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Philip Morris International Inc.	4.125%	5/17/21	1,920	1,963
Philip Morris International Inc.	2.900%	11/15/21	5,644	5,552
Philip Morris International Inc.	2.625%	2/18/22	4,280	4,167
Philip Morris International Inc.	2.375%	8/17/22	7,239	6,928
Philip Morris International Inc.	2.500%	8/22/22	5,857	5,635
Philip Morris International Inc.	2.500%	11/2/22	8,995	8,635
Philip Morris International Inc.	2.125%	5/10/23	600	560
4 Procter & Gamble - Esop	9.360%	1/1/21	3,204	3,469
Procter & Gamble Co.	1.750%	10/25/19	10,976	10,850
Procter & Gamble Co.	1.900%	11/1/19	4,843	4,796
Procter & Gamble Co.	1.900%	10/23/20	6,775	6,638
Procter & Gamble Co.	1.850%	2/2/21	2,175	2,118
Procter & Gamble Co.	1.700%	11/3/21	7,610	7,316
Procter & Gamble Co.	2.300%	2/6/22	6,172	6,011
Quest Diagnostics Inc.	2.500%	3/30/20	2,990	2,953
Quest Diagnostics Inc.	4.700%	4/1/21	349	360
Reynolds American Inc.	6.875%	5/1/20	2,125	2,255
Reynolds American Inc.	3.250%	6/12/20	9,233	9,215
Reynolds American Inc.	4.000%	6/12/22	4,621	4,651
Sanofi	4.000%	3/29/21	14,945	15,293
Sanofi	3.375%	6/19/23	11,750	11,778
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	28,716	28,267
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	27,384	26,248
SSM Health Care Corp.	3.688%	6/1/23	2,500	2,509
Stryker Corp.	4.375%	1/15/20	3,585	3,653
Stryker Corp.	2.625%	3/15/21	5,455	5,353
Sysco Corp.	2.600%	10/1/20	1,125	1,110
Sysco Corp.	2.500%	7/15/21	3,025	2,949
Sysco Corp.	2.600%	6/12/22	4,950	4,778
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,375	1,413
Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,830	7,052
Thermo Fisher Scientific Inc.	3.600%	8/15/21	8,000	8,041
Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,001	1,991
Thermo Fisher Scientific Inc.	3.150%	1/15/23	5,300	5,181
Thermo Fisher Scientific Inc.	3.000%	4/15/23	11,982	11,657
Tupperware Brands Corp.	4.750%	6/1/21	4,378	4,487
Tyson Foods Inc.	2.650%	8/15/19	5,118	5,102
Tyson Foods Inc.	2.250%	8/23/21	7,235	6,963
Tyson Foods Inc.	4.500%	6/15/22	5,985	6,145
Unilever Capital Corp.	1.800%	5/5/20	935	916
Unilever Capital Corp.	2.100%	7/30/20	1,200	1,176
Unilever Capital Corp.	4.250%	2/10/21	6,847	7,032
Unilever Capital Corp.	1.375%	7/28/21	6,525	6,173
Unilever Capital Corp.	2.200%	5/5/22	6,108	5,878
Unilever Capital Corp.	3.125%	3/22/23	3,215	3,193
Whirlpool Corp.	4.850%	6/15/21	2,190	2,269
Whirlpool Corp.	4.700%	6/1/22	2,148	2,228
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,275	1,299
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	13,507	13,374
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	4,477	4,377
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,385
Zoetis Inc.	3.450%	11/13/20	3,225	3,234
Zoetis Inc.	3.250%	2/1/23	10,263	10,073
Energy (2.0%)
Anadarko Petroleum Corp.	4.850%	3/15/21	7,440	7,662
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.500%	10/15/19	1,308	1,339
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	3,675	3,588
Apache Corp.	3.625%	2/1/21	4,010	4,023
Apache Corp.	3.250%	4/15/22	11,428	11,144
Baker Hughes a GE Co. LLC	3.200%	8/15/21	5,070	5,071
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	2.773%	12/15/22	11,350	11,026

28

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boardwalk Pipelines LP	5.750%	9/15/19	4,260	4,370
Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,071
BP Capital Markets plc	1.768%	9/19/19	4,947	4,882
BP Capital Markets plc	2.521%	1/15/20	2,917	2,899
BP Capital Markets plc	2.315%	2/13/20	14,649	14,500
BP Capital Markets plc	4.500%	10/1/20	10,813	11,149
BP Capital Markets plc	4.742%	3/11/21	7,250	7,567
BP Capital Markets plc	2.112%	9/16/21	10,175	9,818
BP Capital Markets plc	3.062%	3/17/22	13,785	13,698
BP Capital Markets plc	3.245%	5/6/22	13,346	13,294
BP Capital Markets plc	2.520%	9/19/22	3,000	2,880
BP Capital Markets plc	2.500%	11/6/22	15,384	14,803
BP Capital Markets plc	2.750%	5/10/23	15,524	15,006
Buckeye Partners LP	4.875%	2/1/21	2,610	2,668
Canadian Natural Resources Ltd.	3.450%	11/15/21	110	110
Canadian Natural Resources Ltd.	2.950%	1/15/23	11,100	10,700
Cenovus Energy Inc.	5.700%	10/15/19	14,325	14,683
Cenovus Energy Inc.	3.000%	8/15/22	2,504	2,394
Chevron Corp.	2.193%	11/15/19	16,971	16,810
Chevron Corp.	1.961%	3/3/20	10,489	10,337
Chevron Corp.	1.991%	3/3/20	8,625	8,498
Chevron Corp.	2.427%	6/24/20	12,974	12,871
Chevron Corp.	2.419%	11/17/20	11,317	11,179
Chevron Corp.	2.100%	5/16/21	7,381	7,189
Chevron Corp.	2.411%	3/3/22	1,000	976
Chevron Corp.	2.498%	3/3/22	6,665	6,508
Chevron Corp.	2.355%	12/5/22	12,765	12,205
Chevron Corp.	2.566%	5/16/23	9,492	9,134
Chevron Corp.	3.191%	6/24/23	20,914	20,722
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,098	1,091
Continental Resources Inc.	4.500%	4/15/23	9,000	9,146
Devon Energy Corp.	4.000%	7/15/21	575	583
Devon Energy Corp.	3.250%	5/15/22	11,668	11,413
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	8,628	8,552
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	7,495	7,399
Enbridge Energy Partners LP	4.375%	10/15/20	5,498	5,596
Enbridge Energy Partners LP	4.200%	9/15/21	1,455	1,467
Enbridge Inc.	2.900%	7/15/22	4,620	4,496
Encana Corp.	3.900%	11/15/21	2,550	2,569
Energy Transfer LP	4.150%	10/1/20	7,648	7,735
Energy Transfer LP	4.650%	6/1/21	2,825	2,896
Energy Transfer LP	5.200%	2/1/22	7,275	7,548
Energy Transfer LP	3.600%	2/1/23	7,828	7,633
Energy Transfer Partners LP	4.200%	9/15/23	950	949
Enterprise Products Operating LLC	2.550%	10/15/19	6,426	6,378
Enterprise Products Operating LLC	5.250%	1/31/20	3,536	3,650
Enterprise Products Operating LLC	5.200%	9/1/20	3,199	3,327
Enterprise Products Operating LLC	2.800%	2/15/21	6,150	6,073
Enterprise Products Operating LLC	2.850%	4/15/21	10,000	9,876
Enterprise Products Operating LLC	4.050%	2/15/22	2,672	2,722
Enterprise Products Operating LLC	3.350%	3/15/23	8,967	8,812
4 Enterprise Products Operating LLC	4.875%	8/16/77	1,500	1,422
EOG Resources Inc.	2.450%	4/1/20	3,620	3,573
EOG Resources Inc.	4.100%	2/1/21	9,990	10,195
EOG Resources Inc.	2.625%	3/15/23	4,778	4,594
EQT Corp.	2.500%	10/1/20	2,402	2,343
EQT Corp.	4.875%	11/15/21	1,375	1,418
EQT Corp.	3.000%	10/1/22	1,515	1,455
Exxon Mobil Corp.	1.912%	3/6/20	26,526	26,132
Exxon Mobil Corp.	2.222%	3/1/21	20,492	20,072
Exxon Mobil Corp.	2.397%	3/6/22	4,204	4,110
Halliburton Co.	3.250%	11/15/21	2,806	2,804
Husky Energy Inc.	7.250%	12/15/19	1,500	1,584

29

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Husky Energy Inc.	3.950%	4/15/22	625	631
Kinder Morgan Energy Partners LP	6.850%	2/15/20	3,850	4,054
Kinder Morgan Energy Partners LP	6.500%	4/1/20	15,115	15,834
Kinder Morgan Energy Partners LP	5.300%	9/15/20	200	208
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,960	7,941
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,710
Kinder Morgan Energy Partners LP	5.000%	10/1/21	6,126	6,355
Kinder Morgan Energy Partners LP	3.950%	9/1/22	597	598
Kinder Morgan Energy Partners LP	3.450%	2/15/23	11,749	11,314
Kinder Morgan Inc.	3.050%	12/1/19	5,719	5,712
Kinder Morgan Inc.	6.500%	9/15/20	2,225	2,365
Kinder Morgan Inc.	3.150%	1/15/23	2,639	2,540
Magellan Midstream Partners LP	6.550%	7/15/19	1,065	1,101
Magellan Midstream Partners LP	4.250%	2/1/21	3	3
Marathon Oil Corp.	2.700%	6/1/20	8,283	8,159
Marathon Oil Corp.	2.800%	11/1/22	22	21
Marathon Petroleum Corp.	3.400%	12/15/20	5,155	5,165
Marathon Petroleum Corp.	5.125%	3/1/21	10,904	11,382
MPLX LP	3.375%	3/15/23	4,603	4,499
Nabors Industries Inc.	9.250%	1/15/19	925	958
National Fuel Gas Co.	4.900%	12/1/21	2,125	2,191
National Fuel Gas Co.	3.750%	3/1/23	2,816	2,778
National Oilwell Varco Inc.	2.600%	12/1/22	15,368	14,600
Noble Energy Inc.	4.150%	12/15/21	15,315	15,566
Occidental Petroleum Corp.	4.100%	2/1/21	12,778	13,079
Occidental Petroleum Corp.	3.125%	2/15/22	7,801	7,772
Occidental Petroleum Corp.	2.600%	4/15/22	3,958	3,860
Occidental Petroleum Corp.	2.700%	2/15/23	3,450	3,347
ONEOK Inc.	4.250%	2/1/22	10,400	10,544
ONEOK Partners LP	3.800%	3/15/20	250	252
ONEOK Partners LP	3.375%	10/1/22	3,762	3,707
Phillips 66	4.300%	4/1/22	15,135	15,592
Phillips 66 Partners LP	2.646%	2/15/20	1,600	1,582
Pioneer Natural Resources Co.	7.500%	1/15/20	4,000	4,253
Pioneer Natural Resources Co.	3.450%	1/15/21	3,885	3,893
Pioneer Natural Resources Co.	3.950%	7/15/22	3,565	3,606
Plains All American Pipeline LP / PAA Finance Corp.	2.600%	12/15/19	4,557	4,506
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	7,110	7,339
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	5,375	5,517
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	1,709	1,679
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.750%	9/1/20	4,693	4,875
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	9,719	10,278
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	4,272	4,400
Sabine Pass Liquefaction LLC	5.625%	2/1/21	25,385	26,559
Sabine Pass Liquefaction LLC	6.250%	3/15/22	8,990	9,664
Sabine Pass Liquefaction LLC	5.625%	4/15/23	6,565	6,942
Shell International Finance BV	1.375%	9/12/19	14,711	14,473
Shell International Finance BV	4.300%	9/22/19	15,250	15,527
Shell International Finance BV	4.375%	3/25/20	13	13
Shell International Finance BV	2.125%	5/11/20	26,297	25,938
Shell International Finance BV	2.250%	11/10/20	9,724	9,567
Shell International Finance BV	1.875%	5/10/21	8,950	8,675
Shell International Finance BV	1.750%	9/12/21	10,450	10,017
Shell International Finance BV	2.375%	8/21/22	12,609	12,212
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	8,800	8,942
Total Capital International SA	2.750%	6/19/21	2,175	2,158
Total Capital International SA	2.875%	2/17/22	8,735	8,636
Total Capital International SA	2.700%	1/25/23	3,175	3,086
Total Capital SA	4.450%	6/24/20	14,429	14,826
Total Capital SA	4.125%	1/28/21	2,975	3,053

30

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Total Capital SA	4.250%	12/15/21	6,730	6,965
TransCanada PipeLines Ltd.	2.125%	11/15/19	5,490	5,429
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,085	3,124
TransCanada PipeLines Ltd.	2.500%	8/1/22	2,000	1,921
Valero Energy Corp.	6.125%	2/1/20	2,558	2,666
Western Gas Partners LP	5.375%	6/1/21	5,382	5,577
Western Gas Partners LP	4.000%	7/1/22	7,222	7,169
Williams Partners LP	5.250%	3/15/20	20,210	20,817
Williams Partners LP	4.125%	11/15/20	2,596	2,629
Williams Partners LP	4.000%	11/15/21	7,421	7,494
Williams Partners LP	3.600%	3/15/22	3,425	3,408
Williams Partners LP	3.350%	8/15/22	6,059	5,921
Other Industrial (0.0%)
Cintas Corp. No 2	2.900%	4/1/22	2,550	2,493
Technology (2.4%)
Adobe Systems Inc.	4.750%	2/1/20	5,734	5,892
Alphabet Inc.	3.625%	5/19/21	3,772	3,853
Amphenol Corp.	2.200%	4/1/20	5,542	5,455
Analog Devices Inc.	2.850%	3/12/20	5,975	5,948
Analog Devices Inc.	2.500%	12/5/21	3,060	2,964
Analog Devices Inc.	2.875%	6/1/23	3,691	3,558
Apple Inc.	1.100%	8/2/19	8,439	8,309
Apple Inc.	1.500%	9/12/19	7,876	7,779
Apple Inc.	1.800%	11/13/19	9,632	9,535
Apple Inc.	1.550%	2/7/20	14,279	14,026
Apple Inc.	1.900%	2/7/20	8,144	8,044
Apple Inc.	2.000%	5/6/20	10,889	10,737
Apple Inc.	1.800%	5/11/20	8,220	8,077
Apple Inc.	2.000%	11/13/20	11,175	10,961
Apple Inc.	2.250%	2/23/21	23,318	22,909
Apple Inc.	2.850%	5/6/21	16,097	16,055
Apple Inc.	1.550%	8/4/21	14,056	13,470
Apple Inc.	2.150%	2/9/22	8,745	8,475
Apple Inc.	2.500%	2/9/22	15,810	15,498
Apple Inc.	2.300%	5/11/22	14,098	13,679
Apple Inc.	2.700%	5/13/22	8,825	8,696
Apple Inc.	2.850%	2/23/23	14,141	13,915
Apple Inc.	2.400%	5/3/23	40,882	39,316
Applied Materials Inc.	2.625%	10/1/20	6,507	6,444
Applied Materials Inc.	4.300%	6/15/21	3,700	3,822
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,466
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,265
Autodesk Inc.	3.125%	6/15/20	1,975	1,968
Avnet Inc.	5.875%	6/15/20	755	787
Avnet Inc.	3.750%	12/1/21	4,300	4,273
Avnet Inc.	4.875%	12/1/22	2,475	2,537
Baidu Inc.	3.000%	6/30/20	3,550	3,519
Baidu Inc.	2.875%	7/6/22	6,525	6,280
Baidu Inc.	3.500%	11/28/22	5,780	5,693
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	20,474	20,207
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	6,910	6,692
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	30,178	29,355
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	9,733	9,165
CA Inc.	5.375%	12/1/19	4,026	4,139
CA Inc.	3.600%	8/1/20	4,301	4,319
CA Inc.	3.600%	8/15/22	2,575	2,553
Cisco Systems Inc.	1.400%	9/20/19	6,497	6,406
Cisco Systems Inc.	4.450%	1/15/20	18,669	19,141
Cisco Systems Inc.	2.450%	6/15/20	20,594	20,472
Cisco Systems Inc.	2.200%	2/28/21	10,568	10,370
Cisco Systems Inc.	2.900%	3/4/21	3,265	3,261

31

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	1.850%	9/20/21	16,152	15,508
Cisco Systems Inc.	3.000%	6/15/22	2,575	2,562
Cisco Systems Inc.	2.600%	2/28/23	4,000	3,877
Corning Inc.	4.250%	8/15/20	907	924
5 Dell International LLC / EMC Corp.	5.450%	6/15/23	30,000	31,397
5 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	38,463	39,010
DXC Technology Co.	2.875%	3/27/20	4,120	4,085
Equifax Inc.	3.600%	8/15/21	2,500	2,494
Equifax Inc.	3.300%	12/15/22	3,955	3,868
Fidelity National Information Services Inc.	3.625%	10/15/20	8,370	8,425
Fidelity National Information Services Inc.	2.250%	8/15/21	6,077	5,848
Fidelity National Information Services Inc.	3.500%	4/15/23	7,082	7,004
Fiserv Inc.	2.700%	6/1/20	7,180	7,109
Fiserv Inc.	4.625%	10/1/20	3,023	3,105
Fiserv Inc.	3.500%	10/1/22	7,163	7,092
Flex Ltd.	4.625%	2/15/20	3,508	3,560
Flex Ltd.	5.000%	2/15/23	3,563	3,648
Hewlett Packard Enterprise Co.	3.600%	10/15/20	24,673	24,794
Hewlett Packard Enterprise Co.	4.400%	10/15/22	14,091	14,442
HP Inc.	3.750%	12/1/20	650	655
HP Inc.	4.375%	9/15/21	10,600	10,880
HP Inc.	4.050%	9/15/22	3,761	3,814
IBM Credit LLC	1.625%	9/6/19	4,702	4,643
IBM Credit LLC	1.800%	1/20/21	6,425	6,232
IBM Credit LLC	2.650%	2/5/21	6,000	5,940
IBM Credit LLC	2.200%	9/8/22	4,500	4,304
IBM Credit LLC	3.000%	2/6/23	6,000	5,861
Intel Corp.	1.850%	5/11/20	4,108	4,042
Intel Corp.	2.450%	7/29/20	4,780	4,744
Intel Corp.	1.700%	5/19/21	3,650	3,517
Intel Corp.	3.300%	10/1/21	11,331	11,416
Intel Corp.	2.350%	5/11/22	5,350	5,197
Intel Corp.	3.100%	7/29/22	9,895	9,894
Intel Corp.	2.700%	12/15/22	12,579	12,313
International Business Machines Corp.	8.375%	11/1/19	350	375
International Business Machines Corp.	1.900%	1/27/20	6,722	6,630
International Business Machines Corp.	1.625%	5/15/20	4,350	4,247
International Business Machines Corp.	2.250%	2/19/21	7,829	7,663
International Business Machines Corp.	2.500%	1/27/22	7,085	6,923
International Business Machines Corp.	1.875%	8/1/22	4,532	4,284
International Business Machines Corp.	2.875%	11/9/22	5,655	5,551
Jabil Inc.	5.625%	12/15/20	2,706	2,821
Jabil Inc.	4.700%	9/15/22	2	2
Juniper Networks Inc.	3.300%	6/15/20	1,750	1,742
Juniper Networks Inc.	4.600%	3/15/21	1,625	1,668
Keysight Technologies Inc.	3.300%	10/30/19	3,201	3,189
KLA-Tencor Corp.	4.125%	11/1/21	3,175	3,230
Lam Research Corp.	2.750%	3/15/20	3,655	3,633
Lam Research Corp.	2.800%	6/15/21	5,735	5,637
Marvell Technology Group Ltd.	4.200%	6/22/23	4,000	3,995
Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,547
Microsoft Corp.	1.100%	8/8/19	18,062	17,778
Microsoft Corp.	1.850%	2/6/20	7,401	7,306
Microsoft Corp.	1.850%	2/12/20	12,217	12,063
Microsoft Corp.	3.000%	10/1/20	6,754	6,799
Microsoft Corp.	2.000%	11/3/20	16,944	16,664
Microsoft Corp.	4.000%	2/8/21	260	268
Microsoft Corp.	1.550%	8/8/21	19,395	18,605
Microsoft Corp.	2.400%	2/6/22	14,792	14,485
Microsoft Corp.	2.375%	2/12/22	10,869	10,619
Microsoft Corp.	2.650%	11/3/22	8,982	8,840
Microsoft Corp.	2.125%	11/15/22	5,356	5,150
Microsoft Corp.	2.375%	5/1/23	7,500	7,244

32

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Motorola Solutions Inc.	3.500%	9/1/21	950	941
	Motorola Solutions Inc.	3.750%	5/15/22	6,770	6,719
	Motorola Solutions Inc.	3.500%	3/1/23	5,056	4,882
	NetApp Inc.	2.000%	9/27/19	5,201	5,134
	NetApp Inc.	3.375%	6/15/21	1,975	1,960
	NVIDIA Corp.	2.200%	9/16/21	8,320	8,050
	Oracle Corp.	5.000%	7/8/19	12,481	12,772
	Oracle Corp.	2.250%	10/8/19	12,922	12,862
	Oracle Corp.	3.875%	7/15/20	7,540	7,683
	Oracle Corp.	2.800%	7/8/21	3,023	3,000
	Oracle Corp.	1.900%	9/15/21	38,504	37,021
	Oracle Corp.	2.500%	5/15/22	17,315	16,857
	Oracle Corp.	2.500%	10/15/22	16,297	15,784
	Oracle Corp.	2.625%	2/15/23	3,500	3,389
	Oracle Corp.	2.400%	9/15/23	8,175	7,757
	QUALCOMM Inc.	1.850%	5/20/19	9,215	9,215
	QUALCOMM Inc.	2.100%	5/20/20	10,600	10,600
	QUALCOMM Inc.	2.250%	5/20/20	12,847	12,657
	QUALCOMM Inc.	3.000%	5/20/22	14,126	13,910
	QUALCOMM Inc.	2.600%	1/30/23	10,900	10,412
	salesforce.com Inc.	3.250%	4/11/23	7,275	7,236
	Seagate HDD Cayman	4.250%	3/1/22	6,400	6,336
	Seagate HDD Cayman	4.750%	6/1/23	6,275	6,197
	Tech Data Corp.	3.700%	2/15/22	3,960	3,875
	Texas Instruments Inc.	1.650%	8/3/19	3,713	3,667
	Texas Instruments Inc.	1.750%	5/1/20	800	784
	Texas Instruments Inc.	2.750%	3/12/21	3,765	3,751
	Texas Instruments Inc.	1.850%	5/15/22	3,950	3,772
	Total System Services Inc.	3.800%	4/1/21	6,495	6,535
	Total System Services Inc.	3.750%	6/1/23	4,600	4,553
	Total System Services Inc.	4.000%	6/1/23	4,000	4,019
	Trimble Inc.	4.150%	6/15/23	1,400	1,395
	Tyco Electronics Group SA	2.350%	8/1/19	1,038	1,033
	Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,942
	Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,567
	Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,082
	VMware Inc.	2.300%	8/21/20	11,454	11,207
	VMware Inc.	2.950%	8/21/22	11,670	11,176
	Xerox Corp.	5.625%	12/15/19	4,075	4,181
	Xerox Corp.	2.800%	5/15/20	2,725	2,685
	Xerox Corp.	2.750%	9/1/20	1,500	1,468
	Xerox Corp.	4.500%	5/15/21	7,600	7,686
	Xerox Corp.	3.625%	3/15/23	7,265	6,940
	Xilinx Inc.	3.000%	3/15/21	1,570	1,556
	Transportation (0.4%)
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	8,357	8,589
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	3,872	3,960
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,175	1,187
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,150	5,188
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,900	2,875
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,729	4,675
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,587	12,352
	Canadian National Railway Co.	2.400%	2/3/20	2,315	2,298
	Canadian National Railway Co.	2.850%	12/15/21	2,710	2,683
	Canadian Pacific Railway Co.	9.450%	8/1/21	2,700	3,163
4	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	1,771	1,875
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,117	2,213
4	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	1,341	1,367
	CSX Corp.	3.700%	10/30/20	407	411

33

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	CSX Corp.	4.250%	6/1/21	3,325	3,412
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,313	2,530
4	Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	1,194	1,250
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	854	862
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	667	679
	Delta Air Lines Inc.	2.875%	3/13/20	6,830	6,767
	Delta Air Lines Inc.	2.600%	12/4/20	2,000	1,958
	Delta Air Lines Inc.	3.400%	4/19/21	4,350	4,329
	Delta Air Lines Inc.	3.625%	3/15/22	9,000	8,866
	Delta Air Lines Inc.	3.800%	4/19/23	5,900	5,830
	FedEx Corp.	2.300%	2/1/20	3,754	3,717
	FedEx Corp.	2.625%	8/1/22	2,655	2,579
	JB Hunt Transport Services Inc.	3.300%	8/15/22	251	249
	Norfolk Southern Corp.	3.250%	12/1/21	5,298	5,285
	Norfolk Southern Corp.	3.000%	4/1/22	6,467	6,394
	Norfolk Southern Corp.	2.903%	2/15/23	3,186	3,118
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	865	902
	Ryder System Inc.	2.450%	9/3/19	4,100	4,070
	Ryder System Inc.	2.500%	5/11/20	3,800	3,744
	Ryder System Inc.	2.875%	9/1/20	1,850	1,834
	Ryder System Inc.	2.250%	9/1/21	1,910	1,841
	Ryder System Inc.	3.400%	3/1/23	9,482	9,348
	Ryder System Inc.	3.750%	6/9/23	5,500	5,494
	Southwest Airlines Co.	2.750%	11/6/19	4,600	4,583
	Southwest Airlines Co.	2.650%	11/5/20	1,670	1,647
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,332
	Union Pacific Corp.	1.800%	2/1/20	4,700	4,610
	Union Pacific Corp.	2.250%	6/19/20	7,400	7,281
	Union Pacific Corp.	4.000%	2/1/21	3,900	3,973
	Union Pacific Corp.	3.200%	6/8/21	5,000	5,008
	Union Pacific Corp.	4.163%	7/15/22	1,250	1,289
	Union Pacific Corp.	2.950%	1/15/23	1,375	1,341
	Union Pacific Corp.	3.500%	6/8/23	6,000	5,999
	United Parcel Service Inc.	3.125%	1/15/21	7,354	7,391
	United Parcel Service Inc.	2.050%	4/1/21	8,900	8,689
	United Parcel Service Inc.	2.350%	5/16/22	6,643	6,443
	United Parcel Service Inc.	2.450%	10/1/22	7,390	7,151
	United Parcel Service Inc.	2.500%	4/1/23	1,406	1,357
	United Parcel Service of America Inc.	8.375%	4/1/20	210	229
					7,586,266
Utilities (1.1%)
	Electric (1.0%)
	AEP Texas Inc.	2.400%	10/1/22	2,300	2,203
	Alabama Power Co.	2.450%	3/30/22	5,318	5,125
	Ameren Corp.	2.700%	11/15/20	6,875	6,781
	American Electric Power Co. Inc.	2.150%	11/13/20	3,500	3,416
	American Electric Power Co. Inc.	2.950%	12/15/22	1,735	1,696
	Appalachian Power Co.	4.600%	3/30/21	2,842	2,923
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,150	2,166
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	4,180	4,144
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	2,925	2,864
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	2,700	2,633
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,315	2,225
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,081
	CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,596
	CMS Energy Corp.	6.250%	2/1/20	1,715	1,790
	CMS Energy Corp.	5.050%	3/15/22	3,575	3,731
	Commonwealth Edison Co.	4.000%	8/1/20	4,126	4,199
	Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,015
	Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	947	971
	Consolidated Edison Inc.	2.000%	3/15/20	4,335	4,254
	Consolidated Edison Inc.	2.000%	5/15/21	4,880	4,702

34

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Constellation Energy Group Inc.	5.150%	12/1/20	3,928	4,060
Consumers Energy Co.	6.700%	9/15/19	463	482
Consumers Energy Co.	2.850%	5/15/22	1,250	1,228
Dominion Energy Inc.	2.962%	7/1/19	7,200	7,182
Dominion Energy Inc.	1.600%	8/15/19	1,000	984
Dominion Energy Inc.	5.200%	8/15/19	1,650	1,687
Dominion Energy Inc.	2.500%	12/1/19	5,025	4,981
Dominion Energy Inc.	2.579%	7/1/20	4,500	4,434
Dominion Energy Inc.	4.450%	3/15/21	6,489	6,644
Dominion Energy Inc.	2.000%	8/15/21	300	287
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,616
Dominion Energy Inc.	2.750%	9/15/22	5,048	4,855
DTE Electric Co.	3.450%	10/1/20	2,155	2,168
DTE Energy Co.	1.500%	10/1/19	5,611	5,500
DTE Energy Co.	2.400%	12/1/19	3,075	3,041
DTE Energy Co.	3.300%	6/15/22	2,060	2,036
Duke Energy Carolinas LLC	4.300%	6/15/20	3,300	3,354
Duke Energy Carolinas LLC	3.900%	6/15/21	2,612	2,660
Duke Energy Carolinas LLC	2.500%	3/15/23	3,700	3,559
Duke Energy Carolinas LLC	3.050%	3/15/23	5,000	4,930
Duke Energy Corp.	5.050%	9/15/19	3,343	3,419
Duke Energy Corp.	1.800%	9/1/21	5,155	4,930
Duke Energy Corp.	3.550%	9/15/21	4,850	4,867
Duke Energy Corp.	2.400%	8/15/22	2,700	2,592
Duke Energy Corp.	3.050%	8/15/22	5,671	5,565
4 Duke Energy Florida LLC	2.100%	12/15/19	1,706	1,696
Duke Energy Florida LLC	3.100%	8/15/21	2,000	1,992
Duke Energy Indiana LLC	3.750%	7/15/20	3,964	4,012
Duke Energy Progress LLC	3.000%	9/15/21	2,265	2,250
Duke Energy Progress LLC	2.800%	5/15/22	4,791	4,713
Edison International	2.125%	4/15/20	2,901	2,843
Edison International	2.400%	9/15/22	3,725	3,528
Edison International	2.950%	3/15/23	2,711	2,601
Emera US Finance LP	2.700%	6/15/21	8,426	8,194
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,528
Entergy Corp.	5.125%	9/15/20	3,525	3,631
Entergy Corp.	4.000%	7/15/22	4,857	4,918
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	500	506
Eversource Energy	4.500%	11/15/19	2,537	2,584
Eversource Energy	2.500%	3/15/21	4,000	3,909
Eversource Energy	2.750%	3/15/22	3,595	3,496
Exelon Corp.	2.850%	6/15/20	9,208	9,135
Exelon Corp.	2.450%	4/15/21	3,862	3,756
Exelon Corp.	3.497%	6/1/22	3,910	3,872
Exelon Generation Co. LLC	5.200%	10/1/19	5,181	5,311
Exelon Generation Co. LLC	2.950%	1/15/20	6,985	6,935
Exelon Generation Co. LLC	4.000%	10/1/20	4,707	4,773
Exelon Generation Co. LLC	3.400%	3/15/22	4,350	4,321
Exelon Generation Co. LLC	4.250%	6/15/22	4,611	4,718
FirstEnergy Corp.	2.850%	7/15/22	4,195	4,038
FirstEnergy Corp.	4.250%	3/15/23	10,404	10,571
Florida Power & Light Co.	2.750%	6/1/23	3,560	3,475
Fortis Inc.	2.100%	10/4/21	8,678	8,288
Georgia Power Co.	2.000%	3/30/20	2,538	2,495
Georgia Power Co.	2.000%	9/8/20	3,550	3,467
Georgia Power Co.	2.400%	4/1/21	6,200	6,047
Georgia Power Co.	2.850%	5/15/22	1,000	977
Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,258
ITC Holdings Corp.	2.700%	11/15/22	4,117	3,968
Kansas City Power & Light Co.	3.150%	3/15/23	1,740	1,697
LG&E & KU Energy LLC	3.750%	11/15/20	6,771	6,822
LG&E & KU Energy LLC	4.375%	10/1/21	25	26
National Rural Utilities Cooperative Finance Corp.	1.500%	11/1/19	4,254	4,186

35

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	1,325	1,314
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	5,015	4,945
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	1,328	1,311
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	2,685	2,635
National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	2,200	2,183
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	5,094	5,052
National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	4,400	4,251
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	2,608	2,531
Nevada Power Co.	2.750%	4/15/20	4,550	4,535
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	3,230	3,205
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	6,260	6,233
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	2,750	2,822
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,680	3,553
Northern States Power Co.	2.200%	8/15/20	2,745	2,704
Northern States Power Co.	2.600%	5/15/23	1,725	1,665
Ohio Power Co.	5.375%	10/1/21	582	620
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,025	1,051
Pacific Gas & Electric Co.	3.500%	10/1/20	6,795	6,726
Pacific Gas & Electric Co.	4.250%	5/15/21	3,090	3,090
Pacific Gas & Electric Co.	2.450%	8/15/22	1,825	1,695
Pacific Gas & Electric Co.	3.250%	6/15/23	2,700	2,572
PacifiCorp	3.850%	6/15/21	2,710	2,760
PacifiCorp	2.950%	2/1/22	4,619	4,566
PECO Energy Co.	1.700%	9/15/21	2,145	2,040
Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,733
PNM Resources Inc.	3.250%	3/9/21	2,200	2,182
PPL Capital Funding Inc.	4.200%	6/15/22	1,275	1,295
PPL Capital Funding Inc.	3.500%	12/1/22	910	900
PPL Capital Funding Inc.	3.400%	6/1/23	4,549	4,452
Progress Energy Inc.	4.875%	12/1/19	2,711	2,773
Progress Energy Inc.	4.400%	1/15/21	4,422	4,516
Progress Energy Inc.	3.150%	4/1/22	3,000	2,948
PSEG Power LLC	5.125%	4/15/20	3,037	3,131
PSEG Power LLC	3.000%	6/15/21	2,000	1,974
PSEG Power LLC	3.850%	6/1/23	5,120	5,097
Public Service Co. of Colorado	3.200%	11/15/20	2,300	2,300
Public Service Co. of Oklahoma	5.150%	12/1/19	1,725	1,773
Public Service Electric & Gas Co.	1.900%	3/15/21	2,931	2,836
Public Service Electric & Gas Co.	2.375%	5/15/23	3,550	3,395
Public Service Enterprise Group Inc.	1.600%	11/15/19	4,301	4,211
Public Service Enterprise Group Inc.	2.650%	11/15/22	5,500	5,294
Puget Energy Inc.	6.500%	12/15/20	4,075	4,361
Puget Energy Inc.	6.000%	9/1/21	3,509	3,749
Puget Energy Inc.	5.625%	7/15/22	3,200	3,400
San Diego Gas & Electric Co.	3.000%	8/15/21	2,572	2,552
Southern California Edison Co.	2.900%	3/1/21	4,000	3,975
Southern California Edison Co.	3.875%	6/1/21	3,790	3,848
4 Southern California Edison Co.	1.845%	2/1/22	2,317	2,259
Southern California Edison Co.	2.400%	2/1/22	1,200	1,158
Southern California Edison Co.	3.400%	6/1/23	2,500	2,486
Southern Co.	1.850%	7/1/19	7,394	7,318
Southern Co.	2.150%	9/1/19	3,575	3,544
Southern Co.	2.750%	6/15/20	6,895	6,818
Southern Co.	2.350%	7/1/21	10,609	10,234
4 Southern Co.	5.500%	3/15/57	2,250	2,315
Southern Power Co.	1.950%	12/15/19	4,552	4,474
Southern Power Co.	2.375%	6/1/20	2,000	1,970
Southern Power Co.	2.500%	12/15/21	3,500	3,385
Tampa Electric Co.	5.400%	5/15/21	1,900	1,998
TECO Finance Inc.	5.150%	3/15/20	4,415	4,548
TransAlta Corp.	4.500%	11/15/22	2,875	2,846
Virginia Electric & Power Co.	2.950%	1/15/22	5,945	5,885
Virginia Electric & Power Co.	2.750%	3/15/23	5,092	4,927

36

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
WEC Energy Group Inc.	2.450%	6/15/20	2,618	2,582
WEC Energy Group Inc.	3.375%	6/15/21	6,225	6,242
Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,068
Xcel Energy Inc.	4.700%	5/15/20	5,335	5,449
Xcel Energy Inc.	2.400%	3/15/21	8,000	7,788
Xcel Energy Inc.	2.600%	3/15/22	2,175	2,112
Natural Gas (0.1%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,226	3,291
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,200	2,179
NiSource Finance Corp.	2.650%	11/17/22	2,625	2,525
5 NiSource Inc.	3.650%	6/15/23	2,500	2,497
Sempra Energy	1.625%	10/7/19	3,775	3,703
Sempra Energy	2.400%	2/1/20	3,725	3,679
Sempra Energy	2.400%	3/15/20	3,778	3,721
Sempra Energy	2.850%	11/15/20	4,778	4,718
Sempra Energy	2.875%	10/1/22	5,141	4,987
Sempra Energy	2.900%	2/1/23	3,850	3,727
Southern Co. Gas Capital Corp.	5.250%	8/15/19	225	230
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,277	2,270

				584,800

Total Corporate Bonds (Cost $14,288,949)				14,033,281

Sovereign Bonds (7.5%)
African Development Bank	1.125%	9/20/19	400	393
African Development Bank	1.375%	2/12/20	5,650	5,537
African Development Bank	1.875%	3/16/20	20,543	20,285
African Development Bank	2.625%	3/22/21	14,955	14,846
African Development Bank	1.250%	7/26/21	9,810	9,351
African Development Bank	2.375%	9/23/21	9,050	8,912
African Development Bank	2.125%	11/16/22	20,000	19,342
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,100	2,073
Asian Development Bank	1.000%	8/16/19	4,140	4,070
Asian Development Bank	1.750%	1/10/20	16,600	16,393
Asian Development Bank	1.500%	1/22/20	12,805	12,585
Asian Development Bank	1.375%	3/23/20	14,640	14,326
Asian Development Bank	1.625%	5/5/20	39,245	38,496
Asian Development Bank	1.625%	8/26/20	16,220	15,850
Asian Development Bank	2.250%	1/20/21	8,110	8,006
Asian Development Bank	1.625%	3/16/21	22,600	21,916
Asian Development Bank	1.750%	6/8/21	22,875	22,207
Asian Development Bank	2.125%	11/24/21	7,300	7,125
Asian Development Bank	2.000%	2/16/22	22,950	22,281
Asian Development Bank	1.875%	2/18/22	20,250	19,559
Asian Development Bank	1.875%	8/10/22	11,535	11,101
Asian Development Bank	1.750%	9/13/22	30,750	29,359
Asian Development Bank	2.750%	3/17/23	22,205	22,008
Canada	2.000%	11/15/22	23,000	22,227
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	18,985	18,297
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	7,975	7,866
Corp. Andina de Fomento	2.200%	7/18/20	8,047	7,895
Corp. Andina de Fomento	2.125%	9/27/21	3,560	3,426
Corp. Andina de Fomento	4.375%	6/15/22	22,251	23,052
Corp. Andina de Fomento	2.750%	1/6/23	8,150	7,883
Council Of Europe Development Bank	1.750%	11/14/19	3,185	3,145
Council Of Europe Development Bank	1.875%	1/27/20	5,140	5,082
Council Of Europe Development Bank	1.625%	3/10/20	11,640	11,436
Council Of Europe Development Bank	1.625%	3/16/21	3,900	3,782
Council Of Europe Development Bank	2.625%	2/13/23	8,890	8,765
Ecopetrol SA	7.625%	7/23/19	10,080	10,499
Equinor ASA	2.250%	11/8/19	11,072	10,975
Equinor ASA	2.900%	11/8/20	8,205	8,186
Equinor ASA	2.750%	11/10/21	3,000	2,958

37

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Equinor ASA	3.150%	1/23/22	14,509	14,488
Equinor ASA	2.450%	1/17/23	3,725	3,580
European Bank for Reconstruction & Development	0.875%	7/22/19	18,140	17,822
European Bank for Reconstruction & Development	1.750%	11/26/19	8,500	8,404
European Bank for Reconstruction & Development	1.500%	3/16/20	7,790	7,644
European Bank for Reconstruction & Development	1.125%	8/24/20	780	755
European Bank for Reconstruction & Development	2.000%	2/1/21	23,492	23,042
European Bank for Reconstruction & Development	2.750%	4/26/21	250	250
European Bank for Reconstruction & Development	1.875%	7/15/21	14,800	14,386
European Bank for Reconstruction & Development	1.500%	11/2/21	15,214	14,559
European Bank for Reconstruction & Development	1.875%	2/23/22	9,315	8,987
European Bank for Reconstruction & Development	2.750%	3/7/23	9,520	9,444
European Investment Bank	1.125%	8/15/19	47,270	46,561
European Investment Bank	1.250%	12/16/19	33,735	33,102
European Investment Bank	1.625%	3/16/20	15,300	15,032
European Investment Bank	1.750%	5/15/20	11,950	11,737
European Investment Bank	1.375%	6/15/20	28,385	27,667
European Investment Bank	1.625%	8/14/20	31,357	30,641
European Investment Bank	2.875%	9/15/20	8,450	8,479
European Investment Bank	1.625%	12/15/20	25,165	24,496
European Investment Bank	4.000%	2/16/21	14,410	14,838
European Investment Bank	2.000%	3/15/21	36,670	35,879
European Investment Bank	2.500%	4/15/21	27,175	26,926
European Investment Bank	2.375%	5/13/21	23,240	22,967
European Investment Bank	1.625%	6/15/21	34,430	33,259
European Investment Bank	1.375%	9/15/21	18,235	17,411
European Investment Bank	2.125%	10/15/21	23,870	23,329
European Investment Bank	2.250%	3/15/22	31,300	30,588
European Investment Bank	2.375%	6/15/22	37,980	37,264
European Investment Bank	2.250%	8/15/22	22,240	21,680
European Investment Bank	2.000%	12/15/22	14,325	13,783
European Investment Bank	2.500%	3/15/23	32,722	32,104
6 Export Development Canada	1.750%	8/19/19	6,800	6,737
Export Development Canada	1.000%	9/13/19	750	735
6 Export Development Canada	1.625%	12/3/19	12,450	12,275
Export Development Canada	1.625%	1/17/20	3,185	3,138
Export Development Canada	1.625%	6/1/20	3,000	2,941
Export Development Canada	2.000%	11/30/20	14,665	14,412
Export Development Canada	1.500%	5/26/21	18,800	18,117
Export Development Canada	1.375%	10/21/21	14,700	14,019
Export Development Canada	2.500%	1/24/23	6,000	5,897
Export Development Canada	2.750%	3/15/23	11,000	10,932
Export-Import Bank of Korea	2.375%	8/12/19	4,900	4,866
Export-Import Bank of Korea	1.500%	10/21/19	10,400	10,180
Export-Import Bank of Korea	2.250%	1/21/20	970	956
Export-Import Bank of Korea	2.125%	1/25/20	3,500	3,442
Export-Import Bank of Korea	5.125%	6/29/20	7,400	7,656
Export-Import Bank of Korea	2.500%	11/1/20	700	686
Export-Import Bank of Korea	2.625%	12/30/20	6,250	6,136
Export-Import Bank of Korea	4.000%	1/29/21	12,484	12,635
Export-Import Bank of Korea	2.125%	2/11/21	5,300	5,113
Export-Import Bank of Korea	2.500%	5/10/21	4,000	3,889
Export-Import Bank of Korea	4.375%	9/15/21	10,060	10,295
Export-Import Bank of Korea	1.875%	10/21/21	8,000	7,578
Export-Import Bank of Korea	5.000%	4/11/22	7,050	7,374
Export-Import Bank of Korea	3.000%	11/1/22	6,500	6,319
FMS Wertmanagement	2.750%	3/6/23	10,500	10,379
FMS Wertmanagement AoeR	1.000%	8/16/19	22,000	21,615
7 FMS Wertmanagement AoeR	1.750%	1/24/20	15,000	14,794
FMS Wertmanagement AoeR	1.750%	3/17/20	8,500	8,361
FMS Wertmanagement AoeR	1.375%	6/8/21	1,800	1,725
FMS Wertmanagement AoeR	2.000%	8/1/22	14,935	14,409
Hydro-Quebec	9.400%	2/1/21	2,025	2,334

38

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hydro-Quebec	8.400%	1/15/22	5,825	6,780
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	6,500	6,484
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,100	4,958
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,000	2,882
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,500	5,326
Inter-American Development Bank	1.125%	9/12/19	7,250	7,132
Inter-American Development Bank	3.875%	9/17/19	17,602	17,865
Inter-American Development Bank	1.250%	10/15/19	210	207
Inter-American Development Bank	1.750%	10/15/19	18,250	18,066
Inter-American Development Bank	3.875%	2/14/20	9,835	10,031
Inter-American Development Bank	1.625%	5/12/20	39,855	39,101
Inter-American Development Bank	1.875%	6/16/20	26,395	25,991
Inter-American Development Bank	1.375%	7/15/20	350	341
Inter-American Development Bank	2.125%	11/9/20	19,435	19,162
Inter-American Development Bank	1.875%	3/15/21	4,686	4,579
Inter-American Development Bank	2.625%	4/19/21	42,000	41,753
Inter-American Development Bank	2.125%	1/18/22	38,350	37,378
Inter-American Development Bank	1.750%	4/14/22	29,380	28,196
Inter-American Development Bank	1.750%	9/14/22	14,900	14,226
Inter-American Development Bank	2.500%	1/18/23	23,933	23,535
International Bank for Reconstruction & Development	1.250%	7/26/19	32,565	32,156
International Bank for Reconstruction & Development	0.875%	8/15/19	47,550	46,718
International Bank for Reconstruction & Development	1.200%	9/30/19	1,000	983
International Bank for Reconstruction & Development	1.875%	10/7/19	24,425	24,211
International Bank for Reconstruction & Development	1.125%	11/27/19	24,150	23,666
International Bank for Reconstruction & Development	1.375%	3/30/20	18,000	17,616
International Bank for Reconstruction & Development	1.875%	4/21/20	72,730	71,728
International Bank for Reconstruction & Development	1.125%	8/10/20	1,500	1,453
International Bank for Reconstruction & Development	1.625%	9/4/20	19,605	19,158
International Bank for Reconstruction & Development	2.125%	11/1/20	17,275	17,054
International Bank for Reconstruction & Development	1.625%	3/9/21	18,135	17,609
International Bank for Reconstruction & Development	1.375%	5/24/21	23,880	22,977
International Bank for Reconstruction & Development	2.250%	6/24/21	22,960	22,605
International Bank for Reconstruction & Development	1.375%	9/20/21	31,300	29,953
International Bank for Reconstruction & Development	2.125%	12/13/21	8,065	7,882
International Bank for Reconstruction & Development	2.000%	1/26/22	33,260	32,294
International Bank for Reconstruction & Development	1.625%	2/10/22	37,900	36,331
International Bank for Reconstruction & Development	1.875%	10/7/22	3,350	3,216
International Bank for Reconstruction & Development	7.625%	1/19/23	2,857	3,423
International Bank for Reconstruction & Development	2.125%	2/13/23	175	169
International Bank for Reconstruction & Development	1.750%	4/19/23	9,075	8,618
International Finance Corp.	1.750%	9/16/19	19,550	19,340
International Finance Corp.	1.750%	3/30/20	22,185	21,849
International Finance Corp.	1.625%	7/16/20	10,825	10,606
International Finance Corp.	2.250%	1/25/21	17,050	16,830
International Finance Corp.	1.125%	7/20/21	5,640	5,372
International Finance Corp.	2.000%	10/24/22	500	482
8 Japan Bank for International Cooperation	2.250%	2/24/20	9,005	8,915
8 Japan Bank for International Cooperation	1.750%	5/28/20	19,470	19,053
8 Japan Bank for International Cooperation	2.125%	6/1/20	12,200	12,018
8 Japan Bank for International Cooperation	2.125%	7/21/20	2,100	2,066
8 Japan Bank for International Cooperation	2.125%	11/16/20	15,386	15,075
8 Japan Bank for International Cooperation	1.500%	7/21/21	15,700	14,972
8 Japan Bank for International Cooperation	2.000%	11/4/21	14,675	14,161
8 Japan Bank for International Cooperation	2.500%	6/1/22	11,045	10,781
8 Japan Bank for International Cooperation	2.375%	7/21/22	8,300	8,050
8 Japan Bank for International Cooperation	2.375%	11/16/22	9,260	8,961
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	200	204
7 KFW	1.000%	7/15/19	34,550	34,030
7 KFW	1.500%	9/9/19	27,590	27,246
7 KFW	1.250%	9/30/19	29,870	29,386
7 KFW	1.750%	10/15/19	12,250	12,128
7 KFW	2.250%	11/5/19	29,500	29,327

39

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
7	KFW	4.000%	1/27/20	40,525	41,337
7	KFW	1.750%	3/31/20	8,850	8,706
7	KFW	1.500%	4/20/20	49,470	48,482
7	KFW	1.625%	5/29/20	22,180	21,738
7	KFW	1.875%	6/30/20	23,675	23,292
7	KFW	2.750%	7/15/20	26,500	26,497
7	KFW	2.750%	9/8/20	25,475	25,504
7	KFW	2.750%	10/1/20	12,650	12,648
7	KFW	1.875%	11/30/20	1,625	1,592
7	KFW	1.875%	12/15/20	7,375	7,217
7	KFW	1.625%	3/15/21	23,650	22,935
7	KFW	2.625%	4/12/21	32,000	31,754
7	KFW	1.500%	6/15/21	40,100	38,640
7	KFW	2.375%	8/25/21	18,000	17,753
7	KFW	1.750%	9/15/21	20,000	19,324
7	KFW	2.000%	11/30/21	33,855	32,923
7	KFW	2.625%	1/25/22	34,780	34,478
7	KFW	2.125%	3/7/22	38,525	37,499
7	KFW	2.000%	10/4/22	26,950	26,004
7	KFW	2.375%	12/29/22	36,070	35,349
7	KFW	2.125%	1/17/23	32,925	31,816
	Korea Development Bank	1.375%	9/12/19	2,500	2,450
	Korea Development Bank	2.500%	1/13/21	8,200	7,993
	Korea Development Bank	4.625%	11/16/21	6,250	6,453
	Korea Development Bank	2.625%	2/27/22	11,600	11,234
	Korea Development Bank	3.000%	9/14/22	60	59
	Korea Development Bank	3.375%	3/12/23	9,000	8,874
	Korea Development Bank	2.750%	3/19/23	3,700	3,546
7	Landwirtschaftliche Rentenbank	1.375%	10/23/19	5,600	5,514
7	Landwirtschaftliche Rentenbank	2.250%	10/1/21	5,905	5,791
7	Landwirtschaftliche Rentenbank	2.000%	12/6/21	14,340	13,938
	Nexen Energy ULC	6.200%	7/30/19	3,510	3,620
	Nordic Investment Bank	1.500%	8/9/19	7,400	7,317
	Nordic Investment Bank	1.500%	9/29/20	8,700	8,470
	Nordic Investment Bank	1.625%	11/20/20	5,400	5,257
	Nordic Investment Bank	2.250%	2/1/21	10,200	10,070
	Nordic Investment Bank	1.250%	8/2/21	7,850	7,483
	Nordic Investment Bank	2.125%	2/1/22	8,980	8,753
	North American Development Bank	4.375%	2/11/20	675	684
	North American Development Bank	2.400%	10/26/22	2,500	2,418
9	Oesterreichische Kontrollbank AG	1.750%	1/24/20	14,845	14,650
9	Oesterreichische Kontrollbank AG	1.375%	2/10/20	9,460	9,268
9	Oesterreichische Kontrollbank AG	1.500%	10/21/20	5,430	5,272
9	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,800	10,552
9	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,300	1,278
9	Oesterreichische Kontrollbank AG	2.875%	3/13/23	7,000	6,973
4	Oriental Republic of Uruguay	8.000%	11/18/22	7,800	8,814
	Petroleos Mexicanos	6.000%	3/5/20	1,422	1,472
	Petroleos Mexicanos	5.500%	1/21/21	17,860	18,319
	Petroleos Mexicanos	6.375%	2/4/21	30,110	31,500
	Petroleos Mexicanos	4.875%	1/24/22	15,575	15,616
	Petroleos Mexicanos	5.375%	3/13/22	8,530	8,751
	Petroleos Mexicanos	3.500%	1/30/23	17,765	16,810
	Province of Alberta	1.900%	12/6/19	22,175	21,875
	Province of Alberta	2.200%	7/26/22	13,465	13,014
	Province of British Columbia	2.650%	9/22/21	4,900	4,857
	Province of British Columbia	2.000%	10/23/22	6,020	5,780
	Province of Manitoba	9.250%	4/1/20	1,500	1,652
	Province of Manitoba	2.050%	11/30/20	9,700	9,495
	Province of Manitoba	2.100%	9/6/22	475	457
	Province of New Brunswick	2.500%	12/12/22	4,000	3,891
	Province of Ontario	1.650%	9/27/19	19,100	18,841
	Province of Ontario	4.000%	10/7/19	13,400	13,600

40

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Province of Ontario	4.400%	4/14/20	3,425	3,520
	Province of Ontario	2.550%	2/12/21	33,530	33,196
	Province of Ontario	2.500%	9/10/21	13,685	13,464
	Province of Ontario	2.400%	2/8/22	10,560	10,313
	Province of Ontario	2.250%	5/18/22	33,260	32,231
	Province of Ontario	2.450%	6/29/22	12,950	12,630
	Province of Ontario	2.200%	10/3/22	1,240	1,195
	Province of Quebec	3.500%	7/29/20	5,453	5,529
	Province of Quebec	2.750%	8/25/21	23,125	22,949
	Province of Quebec	2.375%	1/31/22	23,500	22,978
	Province of Quebec	2.625%	2/13/23	375	368
	Republic of Chile	3.875%	8/5/20	5,503	5,579
	Republic of Chile	3.250%	9/14/21	7,649	7,641
	Republic of Chile	2.250%	10/30/22	1,560	1,488
	Republic of Colombia	11.750%	2/25/20	5,522	6,267
	Republic of Colombia	4.375%	7/12/21	22,842	23,390
	Republic of Hungary	6.250%	1/29/20	21,922	22,933
	Republic of Hungary	6.375%	3/29/21	30,071	32,138
	Republic of Hungary	5.375%	2/21/23	775	821
	Republic of Indonesia	2.950%	1/11/23	7,420	7,047
	Republic of Panama	5.200%	1/30/20	18,345	18,950
	Republic of Poland	6.375%	7/15/19	12,463	12,914
	Republic of Poland	5.125%	4/21/21	11,965	12,563
	Republic of Poland	5.000%	3/23/22	28,651	30,227
	Republic of Poland	3.000%	3/17/23	12,805	12,517
	Republic of the Philippines	6.500%	1/20/20	50	52
	Republic of the Philippines	4.000%	1/15/21	3,502	3,536
	State of Israel	4.000%	6/30/22	12,075	12,369
	Svensk Exportkredit AB	1.125%	8/28/19	7,700	7,575
	Svensk Exportkredit AB	1.750%	5/18/20	12,420	12,184
	Svensk Exportkredit AB	1.875%	6/23/20	10,250	10,068
	Svensk Exportkredit AB	1.750%	8/28/20	60	59
	Svensk Exportkredit AB	1.750%	3/10/21	9,050	8,786
	Svensk Exportkredit AB	2.875%	5/22/21	10,000	10,008
	Svensk Exportkredit AB	2.375%	3/9/22	750	735
	Svensk Exportkredit AB	2.000%	8/30/22	7,900	7,604
	Svensk Exportkredit AB	2.875%	3/14/23	6,500	6,458
	Syngenta Finance NV	3.125%	3/28/22	3,615	3,448
	United Mexican States	3.500%	1/21/21	9,699	9,688
	United Mexican States	3.625%	3/15/22	28,933	28,865

Total Sovereign Bonds (Cost $3,915,062)					3,839,641

Taxable Municipal Bonds (0.1%)
	California GO	6.200%	10/1/19	3,725	3,893
	California GO	2.800%	4/1/21	3,100	3,093
	California GO	5.700%	11/1/21	5,330	5,793
	California GO	2.367%	4/1/22	1,000	974
	Emory University Georgia GO	5.625%	9/1/19	1,605	1,653
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	1,235	1,230
	Florida Board of Administration Finance Corp. Revenue	2.163%	7/1/19	7,000	6,957
	Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	4,500	4,458
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.995%	7/1/20	8,995	9,020
	Illinois GO	4.950%	6/1/23	9,039	9,197
	Massachusetts GO	4.200%	12/1/21	2,500	2,579
10	New Jersey Economic Development Authority Lease
	Revenue	0.000%	2/15/22	5,000	4,405
10	New Jersey Economic Development Authority
	Revenue	0.000%	2/15/20	1,380	1,310
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	1,270	1,248

41

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oregon GO	5.762%	6/1/23	1,559	1,683
University of California Revenue	1.796%	7/1/19	5,220	5,181
Total Taxable Municipal Bonds (Cost $63,154)				62,674
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
11 Vanguard Market Liquidity Fund
(Cost $533,459)	2.122%		5,334,215	533,475
Total Investments (100.5%) (Cost $52,314,233)				51,289,459
Other Assets and Liabilities—Net (-0.5%)				(232,551)
Net Assets (100%)				51,056,908

1	U.S. government-guaranteed.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $172,600,000, representing 0.3% of net assets.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Republic of Austria.
10	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond. REIT—Real Estate Investment Trust.

42

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (53.3%)
U.S. Government Securities (52.5%)
	United States Treasury Note/Bond	1.375%	6/30/23	45,000	42,138
	United States Treasury Note/Bond	2.500%	8/15/23	499,715	493,778
	United States Treasury Note/Bond	6.250%	8/15/23	26,363	30,754
	United States Treasury Note/Bond	1.375%	8/31/23	310,125	289,629
	United States Treasury Note/Bond	1.375%	9/30/23	202,400	188,770
	United States Treasury Note/Bond	1.625%	10/31/23	28,105	26,524
	United States Treasury Note/Bond	2.750%	11/15/23	680,777	680,355
	United States Treasury Note/Bond	2.125%	11/30/23	355,340	343,902
	United States Treasury Note/Bond	2.250%	12/31/23	114,279	111,244
	United States Treasury Note/Bond	2.250%	1/31/24	124,195	120,818
	United States Treasury Note/Bond	2.750%	2/15/24	322,737	322,233
	United States Treasury Note/Bond	2.125%	2/29/24	875,345	845,391
	United States Treasury Note/Bond	2.125%	3/31/24	310,775	299,898
	United States Treasury Note/Bond	2.000%	4/30/24	127,010	121,651
	United States Treasury Note/Bond	2.500%	5/15/24	678,624	667,807
	United States Treasury Note/Bond	2.000%	5/31/24	350,350	335,243
	United States Treasury Note/Bond	2.000%	6/30/24	332,240	317,705
	United States Treasury Note/Bond	2.125%	7/31/24	187,650	180,613
	United States Treasury Note/Bond	2.375%	8/15/24	448,049	437,269
	United States Treasury Note/Bond	1.875%	8/31/24	243,078	230,506
	United States Treasury Note/Bond	2.125%	9/30/24	371,965	357,551
	United States Treasury Note/Bond	2.250%	10/31/24	87,120	84,316
	United States Treasury Note/Bond	2.250%	11/15/24	414,024	400,502
	United States Treasury Note/Bond	2.125%	11/30/24	430,400	413,184
	United States Treasury Note/Bond	2.250%	12/31/24	233,500	225,767
	United States Treasury Note/Bond	2.500%	1/31/25	331,925	325,804
	United States Treasury Note/Bond	2.000%	2/15/25	458,951	436,361
	United States Treasury Note/Bond	2.750%	2/28/25	430,616	429,001
	United States Treasury Note/Bond	2.625%	3/31/25	202,390	200,050
	United States Treasury Note/Bond	2.875%	4/30/25	131,625	132,119
	United States Treasury Note/Bond	2.125%	5/15/25	591,160	565,575
	United States Treasury Note/Bond	2.875%	5/31/25	440,215	441,795
	United States Treasury Note/Bond	2.750%	6/30/25	94,150	93,738
	United States Treasury Note/Bond	2.000%	8/15/25	594,527	563,035
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	59,875
	United States Treasury Note/Bond	2.250%	11/15/25	433,742	417,138
	United States Treasury Note/Bond	1.625%	2/15/26	653,299	599,199
	United States Treasury Note/Bond	1.625%	5/15/26	679,848	621,741
	United States Treasury Note/Bond	1.500%	8/15/26	595,211	537,362
	United States Treasury Note/Bond	2.000%	11/15/26	615,297	576,459
	United States Treasury Note/Bond	2.250%	2/15/27	669,565	638,705
	United States Treasury Note/Bond	2.375%	5/15/27	633,742	610,078
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	547,526
	United States Treasury Note/Bond	2.250%	11/15/27	604,445	574,223
	United States Treasury Note/Bond	2.750%	2/15/28	629,730	623,924
	United States Treasury Note/Bond	2.875%	5/15/28	605,553	606,498
					17,167,754
Agency Bonds and Notes (0.8%)
1	AID-Israel	5.500%	9/18/23	4,300	4,832
1	AID-Israel	5.500%	12/4/23	8,000	9,030
1	AID-Israel	5.500%	4/26/24	12,058	13,662
1	AID-Jordan	3.000%	6/30/25	4,675	4,647
2	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,385
2	Federal Home Loan Banks	2.875%	6/14/24	20,000	19,941
2	Federal Home Loan Banks	5.375%	8/15/24	100	113
2	Federal Home Loan Banks	2.875%	9/13/24	20,000	19,905
3	Federal National Mortgage Assn.	2.625%	9/6/24	102,020	100,445
3	Federal National Mortgage Assn.	2.125%	4/24/26	23,500	21,989
3	Federal National Mortgage Assn.	1.875%	9/24/26	24,300	22,208
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,598
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,245

43

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Private Export Funding Corp.	3.250%	6/15/25	1,675	1,690
2	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,815
2	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,438
2	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,739

					257,682
Total U.S. Government and Agency Obligations (Cost $18,098,537)					17,425,436
Corporate Bonds (40.5%)
Finance (14.7%)
	Banking (10.0%)
	American Express Co.	3.000%	10/30/24	14,790	14,138
	American Express Co.	3.625%	12/5/24	6,505	6,384
	American Express Credit Corp.	3.300%	5/3/27	20,687	19,880
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,175	5,140
	Banco Santander SA	5.179%	11/19/25	10,492	10,570
	Banco Santander SA	4.250%	4/11/27	11,228	10,645
	Banco Santander SA	3.800%	2/23/28	9,600	8,771
	Banco Santander SA	4.379%	4/12/28	11,000	10,495
	Bank of America Corp.	4.100%	7/24/23	18,989	19,243
	Bank of America Corp.	4.125%	1/22/24	21,376	21,703
	Bank of America Corp.	4.000%	4/1/24	7,815	7,868
	Bank of America Corp.	4.200%	8/26/24	28,307	28,449
	Bank of America Corp.	4.000%	1/22/25	32,480	32,044
	Bank of America Corp.	3.950%	4/21/25	18,778	18,386
4	Bank of America Corp.	3.093%	10/1/25	16,825	16,063
4	Bank of America Corp.	3.366%	1/23/26	19,850	19,023
	Bank of America Corp.	4.450%	3/3/26	32,245	32,313
	Bank of America Corp.	3.500%	4/19/26	23,791	23,006
	Bank of America Corp.	4.250%	10/22/26	18,867	18,585
	Bank of America Corp.	3.248%	10/21/27	23,080	21,458
	Bank of America Corp.	4.183%	11/25/27	14,858	14,464
4	Bank of America Corp.	3.824%	1/20/28	21,875	21,325
4	Bank of America Corp.	3.705%	4/24/28	12,841	12,334
4	Bank of America Corp.	3.593%	7/21/28	16,969	16,106
	Bank of America Corp.	3.419%	12/20/28	59,166	55,691
4	Bank of America Corp.	3.970%	3/5/29	20,000	19,673
4	Bank of Montreal	3.803%	12/15/32	12,800	11,861
	Bank of New York Mellon Corp.	2.200%	8/16/23	12,820	12,001
	Bank of New York Mellon Corp.	3.650%	2/4/24	633	635
	Bank of New York Mellon Corp.	3.400%	5/15/24	6,375	6,281
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,031	8,822
	Bank of New York Mellon Corp.	3.000%	2/24/25	8,978	8,628
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,410	3,212
	Bank of New York Mellon Corp.	2.450%	8/17/26	12,030	11,002
	Bank of New York Mellon Corp.	3.250%	5/16/27	8,660	8,333
	Bank of New York Mellon Corp.	3.400%	1/29/28	10,400	10,161
4	Bank of New York Mellon Corp.	3.442%	2/7/28	8,000	7,805
	Bank of Nova Scotia	4.500%	12/16/25	11,696	11,676
	Bank One Corp.	8.000%	4/29/27	6,985	8,774
	Barclays plc	3.650%	3/16/25	15,275	14,272
	Barclays plc	4.375%	1/12/26	23,739	23,113
	Barclays plc	4.337%	1/10/28	7,000	6,633
4	Barclays plc	4.972%	5/16/29	15,600	15,474
	BB&T Corp.	2.850%	10/26/24	7,700	7,294
	BB&T Corp.	3.700%	6/5/25	8,000	7,962
	BNP Paribas SA	4.250%	10/15/24	7,266	7,147
	BPCE SA	4.000%	4/15/24	16,476	16,473
	BPCE SA	3.375%	12/2/26	3,250	3,076
	Branch Banking & Trust Co.	3.625%	9/16/25	18,020	17,729
	Branch Banking & Trust Co.	3.800%	10/30/26	750	744
	Capital One Financial Corp.	3.750%	4/24/24	8,550	8,366
	Capital One Financial Corp.	3.300%	10/30/24	13,525	12,836
	Capital One Financial Corp.	3.200%	2/5/25	11,211	10,512

44

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	4.250%	4/30/25	4,500	4,464
	Capital One Financial Corp.	4.200%	10/29/25	10,057	9,747
	Capital One Financial Corp.	3.750%	7/28/26	15,947	14,770
	Capital One Financial Corp.	3.750%	3/9/27	8,240	7,799
	Capital One Financial Corp.	3.800%	1/31/28	8,255	7,767
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,563	1,667
	Citigroup Inc.	3.875%	10/25/23	7,901	7,908
	Citigroup Inc.	3.750%	6/16/24	5,079	5,045
	Citigroup Inc.	4.000%	8/5/24	780	763
	Citigroup Inc.	3.875%	3/26/25	13,820	13,403
	Citigroup Inc.	3.300%	4/27/25	5,693	5,458
	Citigroup Inc.	4.400%	6/10/25	29,651	29,464
	Citigroup Inc.	5.500%	9/13/25	5,165	5,490
	Citigroup Inc.	3.700%	1/12/26	23,822	23,080
	Citigroup Inc.	4.600%	3/9/26	14,625	14,543
	Citigroup Inc.	3.400%	5/1/26	10,352	9,820
	Citigroup Inc.	3.200%	10/21/26	31,447	29,206
	Citigroup Inc.	4.300%	11/20/26	8,975	8,736
	Citigroup Inc.	4.450%	9/29/27	24,651	24,126
4	Citigroup Inc.	3.887%	1/10/28	28,735	27,823
	Citigroup Inc.	6.625%	1/15/28	2,875	3,365
4	Citigroup Inc.	3.668%	7/24/28	27,450	26,067
4	Citigroup Inc.	3.520%	10/27/28	24,855	23,336
4	Citigroup Inc.	4.075%	4/23/29	14,145	13,829
	Citizens Financial Group Inc.	4.350%	8/1/25	20	20
	Citizens Financial Group Inc.	4.300%	12/3/25	5,700	5,662
	Comerica Bank	4.000%	7/27/25	1,925	1,906
	Compass Bank	3.875%	4/10/25	2,150	2,086
	Cooperatieve Rabobank UA	4.625%	12/1/23	16,367	16,462
	Cooperatieve Rabobank UA	3.375%	5/21/25	11,970	11,660
	Cooperatieve Rabobank UA	4.375%	8/4/25	10,997	10,766
	Cooperatieve Rabobank UA	3.750%	7/21/26	10,370	9,672
	Credit Suisse AG	3.625%	9/9/24	28,312	27,847
5	Credit Suisse Group AG	3.574%	1/9/23	7,000	6,857
5	Credit Suisse Group AG	4.282%	1/9/28	4,500	4,361
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,997	15,327
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	11,525	11,504
	Deutsche Bank AG	3.700%	5/30/24	14,080	13,069
	Deutsche Bank AG	4.100%	1/13/26	6,540	6,082
	Discover Bank	4.200%	8/8/23	9,272	9,354
	Discover Bank	4.250%	3/13/26	2,100	2,067
	Discover Bank	3.450%	7/27/26	7,264	6,736
	Discover Financial Services	3.950%	11/6/24	4,675	4,560
	Discover Financial Services	3.750%	3/4/25	5,395	5,144
	Discover Financial Services	4.100%	2/9/27	6,550	6,278
	Fifth Third Bancorp	4.300%	1/16/24	6,000	6,098
	Fifth Third Bancorp	3.950%	3/14/28	3,500	3,440
	Fifth Third Bank	3.850%	3/15/26	8,240	8,103
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,218
	Goldman Sachs Group Inc.	4.000%	3/3/24	25,448	25,401
	Goldman Sachs Group Inc.	3.850%	7/8/24	28,670	28,414
	Goldman Sachs Group Inc.	3.500%	1/23/25	40,328	38,939
	Goldman Sachs Group Inc.	3.750%	5/22/25	4,250	4,136
4	Goldman Sachs Group Inc.	3.272%	9/29/25	25,025	23,753
	Goldman Sachs Group Inc.	4.250%	10/21/25	22,305	21,938
	Goldman Sachs Group Inc.	3.750%	2/25/26	19,615	18,942
	Goldman Sachs Group Inc.	3.500%	11/16/26	23,710	22,218
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,200	7,797
	Goldman Sachs Group Inc.	3.850%	1/26/27	30,522	29,287
4	Goldman Sachs Group Inc.	3.691%	6/5/28	20,800	19,711
4	Goldman Sachs Group Inc.	3.814%	4/23/29	24,000	22,745
4	Goldman Sachs Group Inc.	4.223%	5/1/29	27,092	26,676
	HSBC Holdings plc	4.250%	3/14/24	15,624	15,543
	HSBC Holdings plc	4.250%	8/18/25	15,212	14,949

45

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	HSBC Holdings plc	4.300%	3/8/26	32,135	32,224
	HSBC Holdings plc	3.900%	5/25/26	25,510	24,821
	HSBC Holdings plc	4.375%	11/23/26	14,075	13,783
4	HSBC Holdings plc	4.041%	3/13/28	14,700	14,232
4	HSBC Holdings plc	4.583%	6/19/29	27,250	27,524
	HSBC USA Inc.	3.500%	6/23/24	5,745	5,652
	Huntington Bancshares Inc.	4.000%	5/15/25	4,150	4,155
	ING Groep NV	3.950%	3/29/27	14,035	13,723
	Intesa Sanpaolo SPA	5.250%	1/12/24	8,879	8,654
	JPMorgan Chase & Co.	3.875%	2/1/24	20,460	20,592
	JPMorgan Chase & Co.	3.625%	5/13/24	20,730	20,588
	JPMorgan Chase & Co.	3.875%	9/10/24	41,490	41,037
	JPMorgan Chase & Co.	3.125%	1/23/25	27,786	26,571
4	JPMorgan Chase & Co.	3.220%	3/1/25	17,562	16,936
	JPMorgan Chase & Co.	3.900%	7/15/25	21,924	21,862
	JPMorgan Chase & Co.	3.300%	4/1/26	42,310	40,389
	JPMorgan Chase & Co.	3.200%	6/15/26	18,895	17,866
	JPMorgan Chase & Co.	2.950%	10/1/26	36,807	34,169
	JPMorgan Chase & Co.	4.125%	12/15/26	21,766	21,458
	JPMorgan Chase & Co.	4.250%	10/1/27	14,028	13,852
4	JPMorgan Chase & Co.	3.782%	2/1/28	17,453	17,010
4	JPMorgan Chase & Co.	3.540%	5/1/28	11,012	10,538
4	JPMorgan Chase & Co.	3.509%	1/23/29	8,975	8,470
4	JPMorgan Chase & Co.	4.005%	4/23/29	16,150	15,941
	KeyBank NA	3.300%	6/1/25	3,000	2,915
	KeyBank NA	3.400%	5/20/26	7,450	7,089
	KeyCorp	4.100%	4/30/28	5,000	4,977
	Lloyds Banking Group plc	4.500%	11/4/24	12,055	11,857
	Lloyds Banking Group plc	4.450%	5/8/25	13,500	13,584
	Lloyds Banking Group plc	4.582%	12/10/25	21,189	20,726
	Lloyds Banking Group plc	4.650%	3/24/26	1,980	1,946
	Lloyds Banking Group plc	3.750%	1/11/27	5,335	5,037
	Lloyds Banking Group plc	4.375%	3/22/28	18,000	17,689
4	Lloyds Banking Group plc	3.574%	11/7/28	21,120	19,433
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,755	6,477
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	6,200	5,993
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,496
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,000	6,982
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	20,680	20,575
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,000	10,113
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,060	8,882
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	18,500	17,605
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	6,500	6,476
	Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	6,443
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,676
	Mizuho Financial Group Inc.	3.170%	9/11/27	9,800	9,132
	Mizuho Financial Group Inc.	4.018%	3/5/28	9,500	9,456
	Morgan Stanley	3.875%	4/29/24	24,324	24,309
	Morgan Stanley	3.700%	10/23/24	32,507	32,099
	Morgan Stanley	4.000%	7/23/25	37,155	36,914
	Morgan Stanley	5.000%	11/24/25	18,677	19,321
	Morgan Stanley	3.875%	1/27/26	17,493	17,220
	Morgan Stanley	3.125%	7/27/26	32,775	30,328
	Morgan Stanley	6.250%	8/9/26	1,543	1,743
	Morgan Stanley	4.350%	9/8/26	26,983	26,550
	Morgan Stanley	3.625%	1/20/27	32,400	31,194
	Morgan Stanley	3.950%	4/23/27	11,635	11,046
4	Morgan Stanley	3.591%	7/22/28	28,474	26,918
4	Morgan Stanley	3.772%	1/24/29	22,800	21,905
	MUFG Americas Holdings Corp.	3.000%	2/10/25	5,207	4,987
	National Australia Bank Ltd.	3.375%	1/14/26	3,000	2,893
	National Australia Bank Ltd.	2.500%	7/12/26	13,805	12,478
	Northern Trust Corp.	3.950%	10/30/25	2,300	2,343
4	Northern Trust Corp.	3.375%	5/8/32	3,050	2,873

46

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	People's United Bank NA	4.000%	7/15/24	1,675	1,670
	PNC Bank NA	3.800%	7/25/23	11,591	11,635
	PNC Bank NA	3.300%	10/30/24	4,587	4,497
	PNC Bank NA	2.950%	2/23/25	4,541	4,353
	PNC Bank NA	3.250%	6/1/25	8,385	8,141
	PNC Bank NA	4.200%	11/1/25	3,300	3,354
	PNC Bank NA	3.100%	10/25/27	8,550	8,093
	PNC Bank NA	3.250%	1/22/28	7,000	6,669
	PNC Financial Services Group Inc.	3.900%	4/29/24	8,550	8,565
	PNC Financial Services Group Inc.	3.150%	5/19/27	9,860	9,362
	Royal Bank of Canada	4.650%	1/27/26	15,474	15,734
	Royal Bank of Scotland Group plc	3.875%	9/12/23	22,713	22,079
	Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	9,000
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	21,000	20,824
	Santander Holdings USA Inc.	4.500%	7/17/25	14,505	14,183
	Santander Holdings USA Inc.	4.400%	7/13/27	10,600	10,064
4	Santander UK Group Holdings plc	3.823%	11/3/28	10,150	9,305
	Santander UK plc	4.000%	3/13/24	10,924	10,961
	State Street Corp.	3.700%	11/20/23	7,073	7,171
	State Street Corp.	3.300%	12/16/24	9,940	9,766
	State Street Corp.	3.550%	8/18/25	8,063	8,044
	State Street Corp.	2.650%	5/19/26	8,540	8,006
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,975	5,047
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,375	2,381
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,575	3,485
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,371
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	15,780	15,611
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	21,271	19,335
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,350	11,555
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,800	10,412
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	18,296	17,480
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	975	930
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,000	14,582
	SunTrust Bank	2.750%	5/1/23	3,525	3,403
	SunTrust Bank	3.300%	5/15/26	5,250	4,954
	SunTrust Banks Inc.	4.000%	5/1/25	4,000	4,010
	SVB Financial Group	3.500%	1/29/25	3,825	3,703
	Synchrony Financial	4.250%	8/15/24	15,915	15,563
	Synchrony Financial	4.500%	7/23/25	18,280	17,927
	Synchrony Financial	3.700%	8/4/26	7,444	6,822
4	Toronto-Dominion Bank	3.625%	9/15/31	14,300	13,450
	US Bancorp	3.700%	1/30/24	4,985	5,029
	US Bancorp	3.600%	9/11/24	8,004	7,888
	US Bancorp	3.100%	4/27/26	7,370	6,939
	US Bancorp	2.375%	7/22/26	7,775	7,055
	US Bancorp	3.150%	4/27/27	12,000	11,519
	US Bancorp	3.900%	4/26/28	10,000	10,133
	US Bank NA	2.800%	1/27/25	11,205	10,599
	Wells Fargo & Co.	4.125%	8/15/23	13,562	13,629
	Wells Fargo & Co.	4.480%	1/16/24	6,419	6,553
	Wells Fargo & Co.	3.300%	9/9/24	22,277	21,422
	Wells Fargo & Co.	3.000%	2/19/25	23,328	21,985
	Wells Fargo & Co.	3.550%	9/29/25	21,299	20,640
	Wells Fargo & Co.	3.000%	4/22/26	35,049	32,194
	Wells Fargo & Co.	4.100%	6/3/26	24,761	24,258
	Wells Fargo & Co.	3.000%	10/23/26	30,942	28,490
	Wells Fargo & Co.	4.300%	7/22/27	23,575	23,199
4	Wells Fargo & Co.	3.584%	5/22/28	25,875	24,783
	Westpac Banking Corp.	2.850%	5/13/26	11,500	10,655
	Westpac Banking Corp.	2.700%	8/19/26	11,590	10,458
	Westpac Banking Corp.	3.350%	3/8/27	10,500	10,028
4	Westpac Banking Corp.	4.322%	11/23/31	17,500	16,745

47

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brokerage (0.6%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,975	3,026
Affiliated Managers Group Inc.	3.500%	8/1/25	3,125	3,038
Ameriprise Financial Inc.	4.000%	10/15/23	9,003	9,169
Ameriprise Financial Inc.	3.700%	10/15/24	7,750	7,712
Ameriprise Financial Inc.	2.875%	9/15/26	2,280	2,122
BlackRock Inc.	3.500%	3/18/24	16,479	16,586
BlackRock Inc.	3.200%	3/15/27	1,562	1,504
Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	5,824
Brookfield Finance Inc.	4.250%	6/2/26	2,600	2,559
Brookfield Finance Inc.	3.900%	1/25/28	6,800	6,406
Brookfield Finance LLC	4.000%	4/1/24	6,350	6,280
Cboe Global Markets Inc.	3.650%	1/12/27	6,023	5,828
Charles Schwab Corp.	3.850%	5/21/25	5,625	5,670
Charles Schwab Corp.	3.450%	2/13/26	3,585	3,547
Charles Schwab Corp.	3.200%	3/2/27	6,840	6,510
Charles Schwab Corp.	3.200%	1/25/28	5,150	4,913
CME Group Inc.	3.000%	3/15/25	2,650	2,557
CME Group Inc.	3.750%	6/15/28	2,200	2,212
E*TRADE Financial Corp.	3.800%	8/24/27	4,000	3,822
E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,051
Eaton Vance Corp.	3.500%	4/6/27	3,370	3,279
Franklin Resources Inc.	2.850%	3/30/25	4,165	3,937
Intercontinental Exchange Inc.	4.000%	10/15/23	4,455	4,549
Intercontinental Exchange Inc.	3.750%	12/1/25	12,255	12,159
Intercontinental Exchange Inc.	3.100%	9/15/27	3,200	2,990
Invesco Finance plc	4.000%	1/30/24	6,975	7,010
Invesco Finance plc	3.750%	1/15/26	6,250	6,147
Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,733
Jefferies Financial Group Inc.	5.500%	10/18/23	6,829	7,033
Jefferies Group LLC	4.850%	1/15/27	8,548	8,311
Lazard Group LLC	3.750%	2/13/25	2,575	2,508
Lazard Group LLC	3.625%	3/1/27	5,950	5,589
Legg Mason Inc.	3.950%	7/15/24	1,750	1,736
Legg Mason Inc.	4.750%	3/15/26	3,395	3,508
Nasdaq Inc.	4.250%	6/1/24	1,155	1,163
Nasdaq Inc.	3.850%	6/30/26	8,460	8,187
Raymond James Financial Inc.	3.625%	9/15/26	4,586	4,427
Stifel Financial Corp.	4.250%	7/18/24	4,835	4,813
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,017
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,664	8,259
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.500%	1/15/25	7,100	6,656
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.650%	7/21/27	9,192	8,365
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.875%	1/23/28	5,400	4,982
Air Lease Corp.	3.875%	7/3/23	6,900	6,829
Air Lease Corp.	3.000%	9/15/23	6,664	6,311
Air Lease Corp.	4.250%	9/15/24	4,673	4,644
Air Lease Corp.	3.250%	3/1/25	11,200	10,336
Air Lease Corp.	3.625%	4/1/27	5,650	5,181
Air Lease Corp.	3.625%	12/1/27	2,000	1,823
Aircastle Ltd.	4.125%	5/1/24	1,250	1,198
Ares Capital Corp.	4.250%	3/1/25	6,200	5,984
GATX Corp.	3.250%	3/30/25	2,675	2,531
GATX Corp.	3.250%	9/15/26	1,800	1,662
GATX Corp.	3.850%	3/30/27	2,650	2,525
GATX Corp.	3.500%	3/15/28	2,825	2,606
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	17,661	16,887

Insurance (1.8%)

4 Aegon NV	5.500%	4/11/48	7,290	6,962

48

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Aetna Inc.	3.500%	11/15/24	8,188	7,934
	Aflac Inc.	3.625%	11/15/24	11,970	11,854
	Aflac Inc.	3.250%	3/17/25	3,525	3,416
	Aflac Inc.	2.875%	10/15/26	2,975	2,774
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,778	5,608
	Allstate Corp.	3.280%	12/15/26	7,405	7,115
4	Allstate Corp.	5.750%	8/15/53	6,710	6,911
	American Financial Group Inc.	3.500%	8/15/26	4,200	3,937
	American International Group Inc.	4.125%	2/15/24	12,411	12,447
	American International Group Inc.	3.750%	7/10/25	5,962	5,739
	American International Group Inc.	3.900%	4/1/26	11,609	11,201
	American International Group Inc.	4.200%	4/1/28	7,000	6,846
4	American International Group Inc.	5.750%	4/1/48	6,900	6,845
	Anthem Inc.	3.500%	8/15/24	10,162	9,885
	Anthem Inc.	3.350%	12/1/24	8,355	8,086
	Anthem Inc.	3.650%	12/1/27	9,750	9,230
	Anthem Inc.	4.101%	3/1/28	14,500	14,238
	Aon plc	4.000%	11/27/23	1,950	1,966
	Aon plc	3.500%	6/14/24	5,720	5,568
	Aon plc	3.875%	12/15/25	14,645	14,429
	Arch Capital Finance LLC	4.011%	12/15/26	4,740	4,661
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	6,225	6,357
	Assurant Inc.	4.200%	9/27/23	2,000	1,998
	Assurant Inc.	4.900%	3/27/28	3,500	3,514
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,700	4,853
	Athene Holding Ltd.	4.125%	1/12/28	9,575	8,828
5	AXA Equitable Holdings Inc.	4.350%	4/20/28	20,325	19,407
	AXA Financial Inc.	7.000%	4/1/28	1,250	1,440
	AXIS Specialty Finance plc	4.000%	12/6/27	3,075	2,904
	Berkshire Hathaway Inc.	3.125%	3/15/26	28,515	27,412
	Brighthouse Financial Inc.	3.700%	6/22/27	13,870	12,351
	Brown & Brown Inc.	4.200%	9/15/24	5,255	5,242
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,735	5,643
	Chubb INA Holdings Inc.	3.150%	3/15/25	9,148	8,827
	Chubb INA Holdings Inc.	3.350%	5/3/26	11,871	11,499
	Cigna Corp.	3.250%	4/15/25	9,500	8,893
	Cigna Corp.	3.050%	10/15/27	3,885	3,495
	Cincinnati Financial Corp.	6.920%	5/15/28	3,200	3,895
	CNA Financial Corp.	3.950%	5/15/24	5,230	5,207
	CNA Financial Corp.	4.500%	3/1/26	5,839	5,928
	CNA Financial Corp.	3.450%	8/15/27	3,553	3,291
5	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,439
	First American Financial Corp.	4.600%	11/15/24	2,700	2,700
	Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	4,658
	Humana Inc.	3.850%	10/1/24	6,496	6,466
	Humana Inc.	3.950%	3/15/27	5,475	5,393
	Kemper Corp.	4.350%	2/15/25	2,500	2,469
	Lincoln National Corp.	4.000%	9/1/23	5,400	5,459
	Lincoln National Corp.	3.350%	3/9/25	700	669
	Lincoln National Corp.	3.625%	12/12/26	5,083	4,829
	Loews Corp.	3.750%	4/1/26	780	764
	Manulife Financial Corp.	4.150%	3/4/26	10,437	10,419
4	Manulife Financial Corp.	4.061%	2/24/32	6,935	6,575
	Markel Corp.	3.500%	11/1/27	2,500	2,345
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,030
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	12,140	11,965
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,250	3,173
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,957	5,891
	Mercury General Corp.	4.400%	3/15/27	3,465	3,358
	MetLife Inc.	4.368%	9/15/23	4,682	4,851
	MetLife Inc.	3.600%	4/10/24	9,169	9,081
	MetLife Inc.	3.000%	3/1/25	3,150	2,993
	MetLife Inc.	3.600%	11/13/25	7,365	7,235
	Old Republic International Corp.	4.875%	10/1/24	4,625	4,788

49

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Old Republic International Corp.	3.875%	8/26/26	6,325	6,060
	Principal Financial Group Inc.	3.400%	5/15/25	6,266	6,080
	Principal Financial Group Inc.	3.100%	11/15/26	1,700	1,583
	Progressive Corp.	2.450%	1/15/27	4,340	3,906
	Prudential Financial Inc.	3.500%	5/15/24	11,050	10,961
	Prudential Financial Inc.	3.878%	3/27/28	3,000	2,964
4	Prudential Financial Inc.	5.200%	3/15/44	5,525	5,518
4	Prudential Financial Inc.	5.375%	5/15/45	9,150	9,133
4	Prudential Financial Inc.	4.500%	9/15/47	7,675	7,085
	Reinsurance Group of America Inc.	4.700%	9/15/23	4,258	4,422
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,700	1,637
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,800	2,734
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,695
	Trinity Acquisition plc	4.400%	3/15/26	4,680	4,642
	UnitedHealth Group Inc.	3.750%	7/15/25	14,945	14,941
	UnitedHealth Group Inc.	3.100%	3/15/26	9,562	9,114
	UnitedHealth Group Inc.	3.450%	1/15/27	3,154	3,060
	UnitedHealth Group Inc.	3.375%	4/15/27	6,365	6,161
	UnitedHealth Group Inc.	2.950%	10/15/27	9,400	8,775
	UnitedHealth Group Inc.	3.850%	6/15/28	11,100	11,112
	Unum Group	4.000%	3/15/24	4,120	4,071
	Voya Financial Inc.	3.125%	7/15/24	5,290	4,988
	Voya Financial Inc.	3.650%	6/15/26	3,504	3,285
	Willis North America Inc.	3.600%	5/15/24	6,055	5,844
	XLIT Ltd.	6.375%	11/15/24	4,387	4,832
	XLIT Ltd.	4.450%	3/31/25	5,646	5,490
	Other Finance (0.0%)
	ORIX Corp.	3.250%	12/4/24	5,950	5,682
	ORIX Corp.	3.700%	7/18/27	4,000	3,852
	Real Estate Investment Trusts (2.0%)
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	4,650	4,674
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,700	5,440
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,350	2,349
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,000	2,872
	American Campus Communities Operating Partnership
	LP	4.125%	7/1/24	2,700	2,690
	American Campus Communities Operating Partnership
	LP	3.625%	11/15/27	500	467
	American Homes 4 Rent LP	4.250%	2/15/28	1,950	1,867
	AvalonBay Communities Inc.	4.200%	12/15/23	2,290	2,346
	AvalonBay Communities Inc.	3.450%	6/1/25	9,067	8,850
	AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,599
	AvalonBay Communities Inc.	2.950%	5/11/26	5,638	5,269
	AvalonBay Communities Inc.	2.900%	10/15/26	600	558
	AvalonBay Communities Inc.	3.350%	5/15/27	4,575	4,379
	AvalonBay Communities Inc.	3.200%	1/15/28	25	24
	Boston Properties LP	3.125%	9/1/23	5,151	5,017
	Boston Properties LP	3.800%	2/1/24	1,765	1,757
	Boston Properties LP	3.200%	1/15/25	7,758	7,384
	Boston Properties LP	3.650%	2/1/26	7,720	7,468
	Boston Properties LP	2.750%	10/1/26	7,291	6,567
	Brandywine Operating Partnership LP	3.950%	11/15/27	9,000	8,581
	Brixmor Operating Partnership LP	3.250%	9/15/23	3,050	2,929
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,200	2,124
	Brixmor Operating Partnership LP	3.850%	2/1/25	9,633	9,287
	Brixmor Operating Partnership LP	4.125%	6/15/26	5,625	5,446
	Brixmor Operating Partnership LP	3.900%	3/15/27	6,875	6,501
	Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,700	3,611
	Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	6,575	6,136
	Corporate Office Properties LP	5.250%	2/15/24	2,975	3,087
	CubeSmart LP	4.375%	12/15/23	2,575	2,608
	CubeSmart LP	4.000%	11/15/25	825	809
	CubeSmart LP	3.125%	9/1/26	4,350	3,994

50

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
DCT Industrial Operating Partnership LP	4.500%	10/15/23	2,975	3,080
DDR Corp.	3.900%	8/15/24	4,300	4,233
DDR Corp.	3.625%	2/1/25	6,400	6,078
DDR Corp.	4.250%	2/1/26	2,831	2,763
DDR Corp.	4.700%	6/1/27	3,775	3,800
Digital Realty Trust LP	4.750%	10/1/25	4,525	4,660
Digital Realty Trust LP	3.700%	8/15/27	7,625	7,240
Digital Realty Trust LP	4.450%	7/15/28	11,535	11,565
Duke Realty LP	3.750%	12/1/24	1,900	1,872
Duke Realty LP	3.250%	6/30/26	1,450	1,366
Duke Realty LP	3.375%	12/15/27	2,800	2,610
EPR Properties	5.250%	7/15/23	350	361
EPR Properties	4.500%	4/1/25	3,486	3,437
EPR Properties	4.750%	12/15/26	4,800	4,684
EPR Properties	4.500%	6/1/27	3,900	3,732
EPR Properties	4.950%	4/15/28	3,635	3,545
ERP Operating LP	3.375%	6/1/25	2,300	2,242
ERP Operating LP	2.850%	11/1/26	8,325	7,716
ERP Operating LP	3.250%	8/1/27	2,150	2,041
ERP Operating LP	3.500%	3/1/28	1,000	964
Essex Portfolio LP	3.875%	5/1/24	2,900	2,879
Essex Portfolio LP	3.500%	4/1/25	6,400	6,180
Essex Portfolio LP	3.375%	4/15/26	4,250	4,031
Essex Portfolio LP	3.625%	5/1/27	400	382
Federal Realty Investment Trust	3.250%	7/15/27	7,900	7,371
HCP Inc.	4.250%	11/15/23	5,970	6,009
HCP Inc.	4.200%	3/1/24	6,392	6,378
HCP Inc.	3.875%	8/15/24	15,925	15,570
HCP Inc.	3.400%	2/1/25	9,444	8,948
HCP Inc.	4.000%	6/1/25	4,062	3,979
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,306	1,222
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,200	3,001
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,375	4,138
Highwoods Realty LP	3.875%	3/1/27	2,500	2,412
Highwoods Realty LP	4.125%	3/15/28	3,700	3,635
Hospitality Properties Trust	4.650%	3/15/24	4,160	4,167
Hospitality Properties Trust	4.500%	3/15/25	3,025	2,964
Hospitality Properties Trust	5.250%	2/15/26	3,230	3,281
Hospitality Properties Trust	4.950%	2/15/27	1,610	1,597
Hospitality Properties Trust	3.950%	1/15/28	2,000	1,817
Hospitality Properties Trust	4.375%	2/15/30	1,500	1,385
Host Hotels & Resorts LP	3.750%	10/15/23	3,059	2,998
Host Hotels & Resorts LP	3.875%	4/1/24	3,800	3,705
Host Hotels & Resorts LP	4.000%	6/15/25	4,830	4,671
Hudson Pacific Properties LP	3.950%	11/1/27	1,150	1,073
Kilroy Realty LP	3.450%	12/15/24	4,608	4,424
Kilroy Realty LP	4.375%	10/1/25	6,164	6,171
Kimco Realty Corp.	2.700%	3/1/24	1,000	929
Kimco Realty Corp.	3.300%	2/1/25	5,745	5,442
Kimco Realty Corp.	2.800%	10/1/26	6,650	5,909
Kimco Realty Corp.	3.800%	4/1/27	300	285
Kite Realty Group LP	4.000%	10/1/26	2,750	2,506
Liberty Property LP	3.375%	6/15/23	600	587
Liberty Property LP	4.400%	2/15/24	3,225	3,290
Liberty Property LP	3.750%	4/1/25	7,850	7,700
Liberty Property LP	3.250%	10/1/26	1,900	1,768
LifeStorage LP	3.500%	7/1/26	4,075	3,813
LifeStorage LP	3.875%	12/15/27	2,945	2,786
Mid-America Apartments LP	4.300%	10/15/23	3,050	3,120
Mid-America Apartments LP	3.750%	6/15/24	1,700	1,677
Mid-America Apartments LP	4.000%	11/15/25	4,150	4,112
Mid-America Apartments LP	3.600%	6/1/27	9,845	9,433
National Retail Properties Inc.	3.900%	6/15/24	4,825	4,774
National Retail Properties Inc.	4.000%	11/15/25	1,150	1,126

51

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
National Retail Properties Inc.	3.600%	12/15/26	3,150	2,996
Omega Healthcare Investors Inc.	4.375%	8/1/23	8,565	8,501
Omega Healthcare Investors Inc.	4.950%	4/1/24	2,950	2,991
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,400	6,272
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,145	6,191
Omega Healthcare Investors Inc.	4.500%	4/1/27	6,529	6,219
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,500	1,446
Physicians Realty LP	4.300%	3/15/27	2,950	2,849
Physicians Realty LP	3.950%	1/15/28	1,500	1,403
Piedmont Operating Partnership LP	4.450%	3/15/24	5,925	5,965
Prologis LP	4.250%	8/15/23	8,635	8,906
Prologis LP	3.750%	11/1/25	5,120	5,111
Prologis LP	3.875%	9/15/28	2,000	2,000
Public Storage	3.094%	9/15/27	3,450	3,238
Realty Income Corp.	4.650%	8/1/23	5,875	6,075
Realty Income Corp.	3.875%	7/15/24	2,650	2,625
Realty Income Corp.	3.875%	4/15/25	4,500	4,436
Realty Income Corp.	4.125%	10/15/26	8,875	8,837
Realty Income Corp.	3.000%	1/15/27	4,140	3,796
Realty Income Corp.	3.650%	1/15/28	8,066	7,722
Regency Centers LP	3.600%	2/1/27	4,675	4,469
Regency Centers LP	4.125%	3/15/28	2,800	2,771
Sabra Health Care LP	5.125%	8/15/26	3,150	3,010
Select Income REIT	4.250%	5/15/24	2,950	2,822
Select Income REIT	4.500%	2/1/25	4,183	4,045
Senior Housing Properties Trust	4.750%	2/15/28	500	485
Simon Property Group LP	3.750%	2/1/24	3,265	3,263
Simon Property Group LP	3.375%	10/1/24	5,505	5,375
Simon Property Group LP	3.500%	9/1/25	7,000	6,832
Simon Property Group LP	3.300%	1/15/26	5,950	5,705
Simon Property Group LP	3.250%	11/30/26	7,180	6,820
Simon Property Group LP	3.375%	6/15/27	7,850	7,526
Simon Property Group LP	3.375%	12/1/27	6,100	5,796
STORE Capital Corp.	4.500%	3/15/28	3,225	3,156
Tanger Properties LP	3.750%	12/1/24	1,550	1,489
Tanger Properties LP	3.125%	9/1/26	1,275	1,148
Tanger Properties LP	3.875%	7/15/27	2,700	2,542
UDR Inc.	3.750%	7/1/24	1,750	1,717
UDR Inc.	4.000%	10/1/25	4,850	4,848
UDR Inc.	2.950%	9/1/26	5,425	4,976
UDR Inc.	3.500%	1/15/28	1,500	1,424
Ventas Realty LP	3.750%	5/1/24	3,400	3,350
Ventas Realty LP	3.500%	2/1/25	5,890	5,650
Ventas Realty LP	4.125%	1/15/26	3,561	3,538
Ventas Realty LP	3.250%	10/15/26	6,125	5,658
Ventas Realty LP	4.000%	3/1/28	4,500	4,350
VEREIT Operating Partnership LP	4.600%	2/6/24	5,045	5,054
VEREIT Operating Partnership LP	4.875%	6/1/26	8,983	8,994
VEREIT Operating Partnership LP	3.950%	8/15/27	9,951	9,265
Vornado Realty LP	3.500%	1/15/25	3,400	3,249
Washington Prime Group LP	5.950%	8/15/24	6,900	6,649
Weingarten Realty Investors	4.450%	1/15/24	150	153
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,438
Welltower Inc.	4.500%	1/15/24	1,695	1,708
Welltower Inc.	4.000%	6/1/25	13,463	13,226
Welltower Inc.	4.250%	4/1/26	6,100	6,038
Welltower Inc.	4.250%	4/15/28	5,100	5,009
WP Carey Inc.	4.600%	4/1/24	4,175	4,229
WP Carey Inc.	4.000%	2/1/25	1,990	1,934
WP Carey Inc.	4.250%	10/1/26	1,175	1,139
				4,818,185

52

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Industrial (23.6%)
	Basic Industry (1.1%)
	Air Products & Chemicals Inc.	3.350%	7/31/24	8,800	8,735
	Airgas Inc.	3.650%	7/15/24	1,850	1,849
	Albemarle Corp.	4.150%	12/1/24	4,665	4,709
	ArcelorMittal	6.125%	6/1/25	2,950	3,179
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	9,350	9,594
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	583
	Braskem Finance Ltd.	6.450%	2/3/24	6,600	6,955
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,000	2,000
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	11,050	10,259
	Dow Chemical Co.	3.500%	10/1/24	8,075	7,865
	Eastman Chemical Co.	3.800%	3/15/25	8,442	8,345
	Ecolab Inc.	2.700%	11/1/26	9,740	9,003
	Ecolab Inc.	3.250%	12/1/27	1,600	1,530
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,450	6,482
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,800	7,192
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	3,775	3,737
	FMC Corp.	4.100%	2/1/24	2,924	2,925
	Georgia-Pacific LLC	8.000%	1/15/24	3,750	4,518
	Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,040
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,075	1,053
	International Paper Co.	3.650%	6/15/24	10,010	9,871
	International Paper Co.	3.800%	1/15/26	10,151	9,855
	International Paper Co.	3.000%	2/15/27	1,050	950
5	Kinross Gold Corp.	4.500%	7/15/27	6,617	6,071
	LYB International Finance BV	4.000%	7/15/23	6,395	6,402
	LYB International Finance II BV	3.500%	3/2/27	8,847	8,283
	LyondellBasell Industries NV	5.750%	4/15/24	8,488	9,178
	Methanex Corp.	4.250%	12/1/24	3,500	3,422
	Monsanto Co.	3.375%	7/15/24	5,598	5,356
	Monsanto Co.	2.850%	4/15/25	8,300	7,517
	Mosaic Co.	4.250%	11/15/23	10,123	10,189
	Mosaic Co.	4.050%	11/15/27	5,250	5,003
	NewMarket Corp.	4.100%	12/15/22	315	317
	Nucor Corp.	4.000%	8/1/23	8,675	8,829
	Nucor Corp.	3.950%	5/1/28	2,795	2,798
	Nutrien Ltd.	3.625%	3/15/24	1,750	1,702
	Nutrien Ltd.	3.375%	3/15/25	7,745	7,264
	Nutrien Ltd.	3.000%	4/1/25	4,111	3,763
	Nutrien Ltd.	4.000%	12/15/26	6,655	6,403
	Packaging Corp. of America	4.500%	11/1/23	11,430	11,822
	Packaging Corp. of America	3.650%	9/15/24	3,050	3,009
	Praxair Inc.	2.650%	2/5/25	2,156	2,037
	Praxair Inc.	3.200%	1/30/26	5,237	5,110
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	10,664	10,705
	RPM International Inc.	3.750%	3/15/27	2,950	2,813
	Sherwin-Williams Co.	3.125%	6/1/24	6,600	6,304
	Sherwin-Williams Co.	3.450%	8/1/25	4,200	4,037
	Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,438
	Sherwin-Williams Co.	3.450%	6/1/27	9,940	9,393
	Southern Copper Corp.	3.875%	4/23/25	7,225	7,105
	Vale Overseas Ltd.	6.250%	8/10/26	15,550	16,833
	Westlake Chemical Corp.	3.600%	8/15/26	13,638	12,903
5	WestRock Co.	3.000%	9/15/24	1,455	1,372
5	WestRock Co.	3.750%	3/15/25	7,700	7,536
5	WestRock Co.	3.375%	9/15/27	3,300	3,100
5	WestRock Co.	4.000%	3/15/28	5,975	5,889
	Weyerhaeuser Co.	4.625%	9/15/23	5,144	5,337
	Weyerhaeuser Co.	8.500%	1/15/25	600	738
	Yamana Gold Inc.	4.950%	7/15/24	3,105	3,101
	Yamana Gold Inc.	4.625%	12/15/27	1,275	1,222

53

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital Goods (1.8%)
	3M Co.	3.000%	8/7/25	2,100	2,041
	3M Co.	2.250%	9/19/26	6,050	5,479
	3M Co.	2.875%	10/15/27	6,100	5,763
	ABB Finance USA Inc.	3.800%	4/3/28	1,500	1,509
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,900	3,679
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,750	3,449
	Bemis Co. Inc.	3.100%	9/15/26	2,700	2,484
	Boeing Co.	1.875%	6/15/23	5,000	4,690
	Boeing Co.	2.850%	10/30/24	4,651	4,495
	Boeing Co.	2.500%	3/1/25	1,092	1,023
	Boeing Co.	2.600%	10/30/25	3,400	3,200
	Boeing Co.	2.250%	6/15/26	2,195	1,999
	Boeing Co.	2.800%	3/1/27	3,412	3,211
	Boeing Co.	3.250%	3/1/28	1,800	1,752
	Carlisle Cos. Inc.	3.500%	12/1/24	3,700	3,565
	Carlisle Cos. Inc.	3.750%	12/1/27	5,450	5,173
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,402	5,483
	Caterpillar Financial Services Corp.	3.300%	6/9/24	3,250	3,224
	Caterpillar Financial Services Corp.	3.250%	12/1/24	3,183	3,128
	Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,235
	Caterpillar Inc.	3.400%	5/15/24	11,396	11,352
	CNH Industrial NV	4.500%	8/15/23	5,920	5,942
	CNH Industrial NV	3.850%	11/15/27	7,700	7,161
	Crane Co.	4.450%	12/15/23	3,040	3,134
	Dover Corp.	3.150%	11/15/25	4,014	3,856
	Eagle Materials Inc.	4.500%	8/1/26	3,000	3,000
	Eaton Corp.	3.103%	9/15/27	6,200	5,787
	Embraer Netherlands Finance BV	5.050%	6/15/25	10,833	10,974
	Embraer Netherlands Finance BV	5.400%	2/1/27	5,388	5,572
5	Embraer Overseas Ltd.	5.696%	9/16/23	5,000	5,226
	Emerson Electric Co.	3.150%	6/1/25	3,300	3,216
	Flowserve Corp.	4.000%	11/15/23	2,000	1,983
	Fortive Corp.	3.150%	6/15/26	8,016	7,444
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,050	4,048
	General Dynamics Corp.	1.875%	8/15/23	3,640	3,382
	General Dynamics Corp.	2.375%	11/15/24	7,350	6,884
	General Dynamics Corp.	3.500%	5/15/25	9,000	8,985
	General Dynamics Corp.	2.125%	8/15/26	6,124	5,494
	General Dynamics Corp.	2.625%	11/15/27	5,400	4,974
	General Dynamics Corp.	3.750%	5/15/28	6,150	6,192
	General Electric Co.	3.375%	3/11/24	10,605	10,380
	General Electric Co.	3.450%	5/15/24	8,746	8,507
	Harris Corp.	3.832%	4/27/25	5,658	5,543
	Harris Corp.	4.400%	6/15/28	1,000	1,008
	Hexcel Corp.	4.700%	8/15/25	1,500	1,542
	Hexcel Corp.	3.950%	2/15/27	3,645	3,547
	Honeywell International Inc.	3.350%	12/1/23	2,180	2,178
	Honeywell International Inc.	2.500%	11/1/26	10,693	9,877
	Hubbell Inc.	3.350%	3/1/26	3,380	3,235
	Hubbell Inc.	3.150%	8/15/27	2,700	2,513
	Hubbell Inc.	3.500%	2/15/28	4,900	4,684
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,220	5,878
	Illinois Tool Works Inc.	3.500%	3/1/24	11,450	11,554
	Illinois Tool Works Inc.	2.650%	11/15/26	2,685	2,479
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	62	64
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,050	4,973
	John Deere Capital Corp.	3.350%	6/12/24	7,010	6,922
	John Deere Capital Corp.	2.650%	6/24/24	3,400	3,230
	John Deere Capital Corp.	3.450%	3/13/25	1,500	1,493
	John Deere Capital Corp.	3.400%	9/11/25	2,300	2,269
	John Deere Capital Corp.	2.650%	6/10/26	5,014	4,662
	John Deere Capital Corp.	2.800%	9/8/27	7,050	6,556

54

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	3.050%	1/6/28	7,050	6,698
	Johnson Controls International plc	3.625%	7/2/24	2,725	2,688
	Johnson Controls International plc	3.900%	2/14/26	6,775	6,697
	Kennametal Inc.	4.625%	6/15/28	3,750	3,711
	L3 Technologies Inc.	3.950%	5/28/24	1,678	1,657
	L3 Technologies Inc.	3.850%	12/15/26	6,503	6,263
	L3 Technologies Inc.	4.400%	6/15/28	1,150	1,143
	Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,136
	Leggett & Platt Inc.	3.500%	11/15/27	6,000	5,661
	Legrand France SA	8.500%	2/15/25	2,700	3,347
	Lennox International Inc.	3.000%	11/15/23	2,550	2,413
	Lockheed Martin Corp.	2.900%	3/1/25	5,566	5,297
	Lockheed Martin Corp.	3.550%	1/15/26	17,633	17,362
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,790	2,804
	Martin Marietta Materials Inc.	3.450%	6/1/27	4,575	4,236
	Martin Marietta Materials Inc.	3.500%	12/15/27	4,200	3,879
	Masco Corp.	4.450%	4/1/25	5,793	5,804
	Masco Corp.	4.375%	4/1/26	5,064	5,024
	Masco Corp.	3.500%	11/15/27	750	692
	Northrop Grumman Corp.	3.250%	8/1/23	14,101	13,943
	Northrop Grumman Corp.	2.930%	1/15/25	13,450	12,751
	Northrop Grumman Corp.	3.200%	2/1/27	3,400	3,203
	Northrop Grumman Corp.	3.250%	1/15/28	9,790	9,193
	Northrop Grumman Systems Corp.	7.875%	3/1/26	525	648
5	Nvent Finance Sarl	4.550%	4/15/28	2,000	1,975
	Oshkosh Corp.	4.600%	5/15/28	2,000	1,998
	Owens Corning	4.200%	12/1/24	3,250	3,206
	Owens Corning	3.400%	8/15/26	7,260	6,612
	Parker-Hannifin Corp.	3.300%	11/21/24	4,585	4,512
	Parker-Hannifin Corp.	3.250%	3/1/27	8,147	7,856
	Precision Castparts Corp.	3.250%	6/15/25	12,443	12,123
	Raytheon Co.	3.150%	12/15/24	2,905	2,858
	Republic Services Inc.	3.200%	3/15/25	10,076	9,706
	Republic Services Inc.	2.900%	7/1/26	1,133	1,049
	Republic Services Inc.	3.375%	11/15/27	3,900	3,694
	Rockwell Automation Inc.	2.875%	3/1/25	773	736
	Rockwell Collins Inc.	3.700%	12/15/23	2,510	2,501
	Rockwell Collins Inc.	3.200%	3/15/24	8,060	7,757
	Rockwell Collins Inc.	3.500%	3/15/27	11,946	11,328
	Roper Technologies Inc.	3.850%	12/15/25	2,275	2,238
	Roper Technologies Inc.	3.800%	12/15/26	15,150	14,705
	Snap-on Inc.	3.250%	3/1/27	2,575	2,483
	Spirit AeroSystems Inc.	3.850%	6/15/26	6,000	5,765
	Spirit AeroSystems Inc.	4.600%	6/15/28	4,850	4,881
	Textron Inc.	4.300%	3/1/24	2,500	2,528
	Textron Inc.	3.875%	3/1/25	2,220	2,192
	Textron Inc.	4.000%	3/15/26	3,770	3,721
	Textron Inc.	3.650%	3/15/27	11,518	11,006
	The Timken Co.	3.875%	9/1/24	3,150	3,088
	United Technologies Corp.	2.800%	5/4/24	11,275	10,671
	United Technologies Corp.	2.650%	11/1/26	9,725	8,773
	Vulcan Materials Co.	4.500%	4/1/25	3,800	3,831
	Wabtec Corp.	3.450%	11/15/26	6,973	6,386
	Waste Management Inc.	2.400%	5/15/23	2,725	2,589
	Waste Management Inc.	3.500%	5/15/24	4,010	3,976
	Waste Management Inc.	3.125%	3/1/25	7,436	7,166
	Waste Management Inc.	3.150%	11/15/27	7,044	6,634
	Xylem Inc.	3.250%	11/1/26	4,685	4,420
	Communication (2.9%)
	21st Century Fox America Inc.	4.000%	10/1/23	2,825	2,867
	21st Century Fox America Inc.	3.700%	9/15/24	5,525	5,491
	21st Century Fox America Inc.	3.700%	10/15/25	2,625	2,570
	21st Century Fox America Inc.	3.375%	11/15/26	4,100	3,929

55

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Activision Blizzard Inc.	3.400%	9/15/26	11,235	10,664
	Activision Blizzard Inc.	3.400%	6/15/27	2,200	2,081
	American Tower Corp.	5.000%	2/15/24	9,288	9,650
	American Tower Corp.	4.000%	6/1/25	7,399	7,239
	American Tower Corp.	4.400%	2/15/26	4,875	4,861
	American Tower Corp.	3.375%	10/15/26	10,015	9,271
	American Tower Corp.	3.550%	7/15/27	10,375	9,645
	American Tower Corp.	3.600%	1/15/28	6,535	6,057
	AT&T Inc.	3.800%	3/1/24	7,948	7,804
	AT&T Inc.	4.450%	4/1/24	8,036	8,120
	AT&T Inc.	3.950%	1/15/25	11,402	11,141
	AT&T Inc.	3.400%	5/15/25	48,057	45,053
	AT&T Inc.	4.125%	2/17/26	22,663	22,124
	AT&T Inc.	4.250%	3/1/27	18,158	17,775
5	AT&T Inc.	4.100%	2/15/28	24,500	23,397
	CBS Corp.	2.500%	2/15/23	1,850	1,737
	CBS Corp.	3.700%	8/15/24	6,545	6,359
	CBS Corp.	3.500%	1/15/25	5,500	5,250
	CBS Corp.	4.000%	1/15/26	7,603	7,392
	CBS Corp.	2.900%	1/15/27	6,200	5,513
	CBS Corp.	3.375%	2/15/28	4,800	4,272
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.500%	2/1/24	7,000	7,009
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	45,642	46,078
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.750%	2/15/28	9,500	8,589
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.200%	3/15/28	9,000	8,446
	Comcast Corp.	3.000%	2/1/24	9,297	8,889
	Comcast Corp.	3.600%	3/1/24	8,848	8,704
	Comcast Corp.	3.375%	2/15/25	12,215	11,736
	Comcast Corp.	3.375%	8/15/25	14,294	13,637
	Comcast Corp.	3.150%	3/1/26	17,024	15,973
	Comcast Corp.	2.350%	1/15/27	14,105	12,281
	Comcast Corp.	3.300%	2/1/27	11,925	11,202
	Comcast Corp.	3.150%	2/15/28	18,900	17,478
	Comcast Corp.	3.550%	5/1/28	12,000	11,455
	Crown Castle International Corp.	3.200%	9/1/24	10,400	9,817
	Crown Castle International Corp.	4.450%	2/15/26	10,653	10,587
	Crown Castle International Corp.	3.700%	6/15/26	12,993	12,233
	Crown Castle International Corp.	4.000%	3/1/27	4,750	4,552
	Crown Castle International Corp.	3.650%	9/1/27	3,189	2,965
	Crown Castle International Corp.	3.800%	2/15/28	9,500	8,888
	Discovery Communications LLC	3.800%	3/13/24	4,850	4,764
5	Discovery Communications LLC	3.900%	11/15/24	5,300	5,214
	Discovery Communications LLC	3.450%	3/15/25	2,900	2,747
5	Discovery Communications LLC	3.950%	6/15/25	5,225	5,096
	Discovery Communications LLC	4.900%	3/11/26	6,541	6,698
	Discovery Communications LLC	3.950%	3/20/28	14,900	14,106
	Electronic Arts Inc.	4.800%	3/1/26	4,500	4,718
	Grupo Televisa SAB	6.625%	3/18/25	3,860	4,317
	Grupo Televisa SAB	4.625%	1/30/26	6,135	6,138
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,652	4,689
	Moody's Corp.	4.875%	2/15/24	6,782	7,122
	Omnicom Group Inc.	3.650%	11/1/24	12,665	12,306
	Omnicom Group Inc.	3.600%	4/15/26	8,301	7,937
	Rogers Communications Inc.	4.100%	10/1/23	7,840	8,009
	Rogers Communications Inc.	3.625%	12/15/25	5,150	5,034
	Rogers Communications Inc.	2.900%	11/15/26	4,425	4,089
	S&P Global Inc.	4.000%	6/15/25	7,758	7,788
	S&P Global Inc.	4.400%	2/15/26	6,515	6,682
	S&P Global Inc.	2.950%	1/22/27	4,624	4,276
	Telefonica Emisiones SAU	4.103%	3/8/27	13,295	12,838

56

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
TELUS Corp.	2.800%	2/16/27	5,550	5,085
Thomson Reuters Corp.	4.300%	11/23/23	5,150	5,256
Thomson Reuters Corp.	3.850%	9/29/24	3,979	3,907
Thomson Reuters Corp.	3.350%	5/15/26	5,600	5,164
Time Warner Inc.	4.050%	12/15/23	3,275	3,268
Time Warner Inc.	3.550%	6/1/24	7,100	6,858
Time Warner Inc.	3.600%	7/15/25	10,755	10,223
Time Warner Inc.	3.875%	1/15/26	7,125	6,840
Time Warner Inc.	2.950%	7/15/26	530	476
Time Warner Inc.	3.800%	2/15/27	14,702	13,916
Verizon Communications Inc.	5.150%	9/15/23	39,725	42,284
Verizon Communications Inc.	4.150%	3/15/24	9,851	9,979
Verizon Communications Inc.	3.500%	11/1/24	23,177	22,530
Verizon Communications Inc.	3.376%	2/15/25	36,070	34,672
Verizon Communications Inc.	2.625%	8/15/26	20,332	18,062
Verizon Communications Inc.	4.125%	3/16/27	30,954	30,504
Viacom Inc.	4.250%	9/1/23	10,450	10,362
Viacom Inc.	3.875%	4/1/24	5,620	5,436
Viacom Inc.	3.450%	10/4/26	4,365	3,988
Vodafone Group plc	3.750%	1/16/24	18,500	18,332
Vodafone Group plc	4.125%	5/30/25	14,000	13,923
Vodafone Group plc	4.375%	5/30/28	27,975	27,595
Walt Disney Co.	3.150%	9/17/25	8,602	8,328
Walt Disney Co.	3.000%	2/13/26	9,592	9,134
Walt Disney Co.	1.850%	7/30/26	16,806	14,656
WPP Finance 2010	3.750%	9/19/24	6,873	6,623
Consumer Cyclical (2.9%)
Advance Auto Parts Inc.	4.500%	12/1/23	3,946	4,031
Alibaba Group Holding Ltd.	3.600%	11/28/24	20,000	19,675
Alibaba Group Holding Ltd.	3.400%	12/6/27	21,150	19,693
Amazon.com Inc.	2.800%	8/22/24	17,550	16,748
Amazon.com Inc.	3.800%	12/5/24	9,939	10,136
Amazon.com Inc.	5.200%	12/3/25	8,900	9,823
Amazon.com Inc.	3.150%	8/22/27	29,825	28,503
American Honda Finance Corp.	2.900%	2/16/24	5,975	5,786
American Honda Finance Corp.	2.300%	9/9/26	2,300	2,089
American Honda Finance Corp.	3.500%	2/15/28	5,700	5,574
Aptiv plc	4.250%	1/15/26	5,400	5,363
Automatic Data Processing Inc.	3.375%	9/15/25	9,119	9,014
AutoNation Inc.	3.500%	11/15/24	4,300	4,058
AutoNation Inc.	4.500%	10/1/25	3,740	3,725
AutoNation Inc.	3.800%	11/15/27	3,750	3,484
AutoZone Inc.	3.125%	7/15/23	3,280	3,189
AutoZone Inc.	3.250%	4/15/25	6,120	5,819
AutoZone Inc.	3.125%	4/21/26	4,100	3,805
AutoZone Inc.	3.750%	6/1/27	6,100	5,890
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,925	1,740
Block Financial LLC	5.250%	10/1/25	4,525	4,553
Booking Holdings Inc.	3.650%	3/15/25	6,850	6,703
Booking Holdings Inc.	3.600%	6/1/26	14,570	14,171
Booking Holdings Inc.	3.550%	3/15/28	1,500	1,427
BorgWarner Inc.	3.375%	3/15/25	2,950	2,860
Costco Wholesale Corp.	2.750%	5/18/24	11,326	10,935
Costco Wholesale Corp.	3.000%	5/18/27	6,900	6,584
Cummins Inc.	3.650%	10/1/23	2,989	3,018
Darden Restaurants Inc.	3.850%	5/1/27	4,050	3,904
Delphi Corp.	4.150%	3/15/24	6,516	6,548
Dollar General Corp.	4.150%	11/1/25	5,312	5,316
Dollar General Corp.	3.875%	4/15/27	5,750	5,497
Dollar General Corp.	4.125%	5/1/28	2,500	2,454
Dollar Tree Inc.	4.000%	5/15/25	10,000	9,771
Dollar Tree Inc.	4.200%	5/15/28	10,650	10,268
DR Horton Inc.	5.750%	8/15/23	3,600	3,868

57

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
eBay Inc.	3.450%	8/1/24	6,825	6,616
eBay Inc.	3.600%	6/5/27	7,450	7,037
Expedia Group Inc.	4.500%	8/15/24	3,610	3,607
Expedia Group Inc.	5.000%	2/15/26	6,495	6,624
Expedia Group Inc.	3.800%	2/15/28	9,350	8,550
Ford Motor Co.	4.346%	12/8/26	11,575	11,326
Ford Motor Credit Co. LLC	4.375%	8/6/23	7,696	7,748
Ford Motor Credit Co. LLC	3.810%	1/9/24	3,840	3,725
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,563	4,374
Ford Motor Credit Co. LLC	4.134%	8/4/25	14,713	14,348
Ford Motor Credit Co. LLC	4.389%	1/8/26	11,739	11,491
Ford Motor Credit Co. LLC	3.815%	11/2/27	5,880	5,437
General Motors Co.	4.875%	10/2/23	15,843	16,247
General Motors Co.	4.000%	4/1/25	2,283	2,218
General Motors Co.	4.200%	10/1/27	175	168
General Motors Financial Co. Inc.	3.950%	4/13/24	14,200	13,858
General Motors Financial Co. Inc.	3.500%	11/7/24	16,250	15,442
General Motors Financial Co. Inc.	4.000%	1/15/25	10,843	10,541
General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	6,826
General Motors Financial Co. Inc.	4.300%	7/13/25	6,941	6,790
General Motors Financial Co. Inc.	5.250%	3/1/26	9,000	9,288
General Motors Financial Co. Inc.	4.000%	10/6/26	8,110	7,716
General Motors Financial Co. Inc.	4.350%	1/17/27	10,242	9,904
General Motors Financial Co. Inc.	3.850%	1/5/28	6,200	5,747
Harley-Davidson Inc.	3.500%	7/28/25	7,900	7,689
Harman International Industries Inc.	4.150%	5/15/25	2,600	2,596
Home Depot Inc.	3.750%	2/15/24	9,225	9,420
Home Depot Inc.	3.350%	9/15/25	9,730	9,567
Home Depot Inc.	3.000%	4/1/26	12,777	12,199
Home Depot Inc.	2.125%	9/15/26	7,900	7,039
Home Depot Inc.	2.800%	9/14/27	3,850	3,555
Hyatt Hotels Corp.	3.375%	7/15/23	2,025	1,982
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	3,759
JD.com Inc.	3.875%	4/29/26	4,825	4,547
Kohl's Corp.	4.750%	12/15/23	614	626
Kohl's Corp.	4.250%	7/17/25	5,150	5,108
Lear Corp.	5.375%	3/15/24	1,964	2,028
Lear Corp.	5.250%	1/15/25	6,365	6,564
Lear Corp.	3.800%	9/15/27	5,200	4,888
Lowe's Cos. Inc.	3.875%	9/15/23	5,950	6,117
Lowe's Cos. Inc.	3.125%	9/15/24	2,461	2,396
Lowe's Cos. Inc.	3.375%	9/15/25	14,123	13,838
Lowe's Cos. Inc.	2.500%	4/15/26	10,675	9,736
Lowe's Cos. Inc.	3.100%	5/3/27	14,395	13,627
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,138	1,070
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,495	3,503
Macy's Retail Holdings Inc.	3.625%	6/1/24	4,635	4,479
Magna International Inc.	3.625%	6/15/24	8,000	7,957
Magna International Inc.	4.150%	10/1/25	5,500	5,580
Marriott International Inc.	3.750%	3/15/25	2,500	2,445
Marriott International Inc.	3.750%	10/1/25	2,735	2,659
Marriott International Inc.	3.125%	6/15/26	8,675	8,063
Marriott International Inc.	4.000%	4/15/28	4,500	4,377
Mastercard Inc.	3.375%	4/1/24	6,480	6,432
Mastercard Inc.	2.950%	11/21/26	10,450	9,994
Mastercard Inc.	3.500%	2/26/28	1,800	1,786
McDonald's Corp.	3.375%	5/26/25	8,759	8,568
McDonald's Corp.	3.700%	1/30/26	12,678	12,581
McDonald's Corp.	3.500%	3/1/27	12,300	12,015
McDonald's Corp.	3.800%	4/1/28	2,000	1,991
NIKE Inc.	2.375%	11/1/26	8,625	7,808
Nordstrom Inc.	4.000%	3/15/27	3,400	3,270
O'Reilly Automotive Inc.	3.550%	3/15/26	3,562	3,400
O'Reilly Automotive Inc.	3.600%	9/1/27	7,525	7,098

58

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	QVC Inc.	4.850%	4/1/24	5,750	5,706
	QVC Inc.	4.450%	2/15/25	1,265	1,224
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,000	5,550
	Starbucks Corp.	3.850%	10/1/23	7,935	8,016
	Starbucks Corp.	2.450%	6/15/26	3,600	3,222
	Starbucks Corp.	3.500%	3/1/28	3,000	2,879
	Tapestry Inc.	4.250%	4/1/25	5,450	5,382
	Tapestry Inc.	4.125%	7/15/27	5,850	5,577
	Target Corp.	3.500%	7/1/24	8,712	8,743
	Target Corp.	2.500%	4/15/26	9,842	9,051
	TJX Cos. Inc.	2.250%	9/15/26	9,014	8,028
	Toyota Motor Credit Corp.	2.250%	10/18/23	5,500	5,174
	Toyota Motor Credit Corp.	2.900%	4/17/24	6,250	6,053
	Toyota Motor Credit Corp.	3.400%	4/14/25	5,600	5,527
	Toyota Motor Credit Corp.	3.200%	1/11/27	6,670	6,416
	Toyota Motor Credit Corp.	3.050%	1/11/28	4,000	3,791
	Visa Inc.	3.150%	12/14/25	38,351	37,051
	Visa Inc.	2.750%	9/15/27	7,600	7,054
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	19,878	19,521
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	16,610	15,474
	Walmart Inc.	3.300%	4/22/24	15,693	15,616
	Walmart Inc.	2.650%	12/15/24	10,100	9,663
	Walmart Inc.	3.550%	6/26/25	22,000	22,126
	Walmart Inc.	3.700%	6/26/28	19,475	19,627
	Consumer Noncyclical (6.4%)
	Abbott Laboratories	3.400%	11/30/23	19,878	19,614
	Abbott Laboratories	2.950%	3/15/25	6,045	5,717
	Abbott Laboratories	3.875%	9/15/25	2,265	2,256
	Abbott Laboratories	3.750%	11/30/26	29,189	28,967
	AbbVie Inc.	3.600%	5/14/25	35,390	34,244
	AbbVie Inc.	3.200%	5/14/26	23,390	21,827
	Agilent Technologies Inc.	3.875%	7/15/23	5,470	5,443
	Agilent Technologies Inc.	3.050%	9/22/26	2,550	2,355
	Allergan Funding SCS	3.850%	6/15/24	11,329	11,099
	Allergan Funding SCS	3.800%	3/15/25	32,082	31,187
	Altria Group Inc.	4.000%	1/31/24	12,995	13,154
	Altria Group Inc.	2.625%	9/16/26	4,160	3,783
	AmerisourceBergen Corp.	3.400%	5/15/24	6,400	6,210
	AmerisourceBergen Corp.	3.250%	3/1/25	3,875	3,655
	AmerisourceBergen Corp.	3.450%	12/15/27	6,925	6,362
	Amgen Inc.	2.250%	8/19/23	7,150	6,704
	Amgen Inc.	3.625%	5/22/24	8,038	8,001
	Amgen Inc.	3.125%	5/1/25	6,435	6,143
	Amgen Inc.	2.600%	8/19/26	9,515	8,582
	Amgen Inc.	3.200%	11/2/27	9,630	8,994
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	11,026	11,030
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	117,610	115,115
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	15,000	14,923
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	5,000	4,985
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,903	8,174
	AstraZeneca plc	3.375%	11/16/25	14,966	14,414
	AstraZeneca plc	3.125%	6/12/27	5,125	4,807
5	BAT Capital Corp.	3.222%	8/15/24	21,904	20,736
5	BAT Capital Corp.	3.557%	8/15/27	32,600	30,311
	Baxalta Inc.	4.000%	6/23/25	23,200	22,707
	Baxter International Inc.	2.600%	8/15/26	5,867	5,346
	Beam Suntory Inc.	3.250%	6/15/23	500	485
	Becton Dickinson & Co.	3.363%	6/6/24	13,650	13,123
	Becton Dickinson & Co.	3.734%	12/15/24	14,522	14,149
	Becton Dickinson & Co.	3.700%	6/6/27	21,300	20,124
	Biogen Inc.	4.050%	9/15/25	16,663	16,717
	Boston Scientific Corp.	4.125%	10/1/23	3,906	3,965
	Boston Scientific Corp.	3.850%	5/15/25	4,950	4,898

59

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Boston Scientific Corp.	4.000%	3/1/28	6,620	6,456
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,200	3,181
Bristol-Myers Squibb Co.	3.250%	2/27/27	7,098	6,865
Brown-Forman Corp.	3.500%	4/15/25	3,000	2,972
Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,537	5,901
Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,200	6,675
Campbell Soup Co.	3.950%	3/15/25	10,000	9,630
Campbell Soup Co.	3.300%	3/19/25	900	836
Campbell Soup Co.	4.150%	3/15/28	16,000	15,228
Cardinal Health Inc.	3.079%	6/15/24	11,113	10,461
Cardinal Health Inc.	3.750%	9/15/25	3,325	3,187
Cardinal Health Inc.	3.410%	6/15/27	12,107	11,096
Celgene Corp.	4.000%	8/15/23	6,865	6,927
Celgene Corp.	3.625%	5/15/24	10,830	10,551
Celgene Corp.	3.875%	8/15/25	18,250	17,749
Celgene Corp.	3.450%	11/15/27	4,697	4,318
Celgene Corp.	3.900%	2/20/28	15,200	14,406
Church & Dwight Co. Inc.	3.150%	8/1/27	2,250	2,083
Clorox Co.	3.500%	12/15/24	5,000	4,951
Clorox Co.	3.100%	10/1/27	3,550	3,327
Clorox Co.	3.900%	5/15/28	4,475	4,433
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	3,620	3,554
Coca-Cola Co.	3.200%	11/1/23	10,710	10,682
Coca-Cola Co.	2.875%	10/27/25	14,500	13,877
Coca-Cola Co.	2.550%	6/1/26	2,000	1,857
Coca-Cola Co.	2.250%	9/1/26	12,350	11,174
Coca-Cola Co.	2.900%	5/25/27	4,500	4,257
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	7,900	7,912
Colgate-Palmolive Co.	3.250%	3/15/24	4,895	4,897
Constellation Brands Inc.	4.750%	11/15/24	4,100	4,261
Constellation Brands Inc.	4.750%	12/1/25	2,617	2,708
Constellation Brands Inc.	3.700%	12/6/26	6,010	5,796
Constellation Brands Inc.	3.500%	5/9/27	4,500	4,260
Constellation Brands Inc.	3.600%	2/15/28	7,200	6,808
CVS Health Corp.	4.000%	12/5/23	9,778	9,829
CVS Health Corp.	3.375%	8/12/24	8,321	8,031
CVS Health Corp.	4.100%	3/25/25	41,080	40,681
CVS Health Corp.	3.875%	7/20/25	32,107	31,387
CVS Health Corp.	2.875%	6/1/26	21,182	19,220
CVS Health Corp.	4.300%	3/25/28	82,785	81,572
Danaher Corp.	3.350%	9/15/25	4,475	4,400
Diageo Capital plc	3.875%	5/18/28	4,675	4,712
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	9,375	8,978
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	1,900	1,788
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	2,600	2,271
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	3,025	2,798
Edwards Lifesciences Corp.	4.300%	6/15/28	3,000	2,994
Eli Lilly & Co.	2.750%	6/1/25	9,365	8,917
Eli Lilly & Co.	3.100%	5/15/27	6,875	6,572
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,153
Express Scripts Holding Co.	3.000%	7/15/23	16,957	16,092
Express Scripts Holding Co.	3.500%	6/15/24	8,210	7,863
Express Scripts Holding Co.	4.500%	2/25/26	17,496	17,376
Express Scripts Holding Co.	3.400%	3/1/27	11,734	10,716
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,562
General Mills Inc.	3.700%	10/17/23	14,500	14,333
General Mills Inc.	3.650%	2/15/24	2,359	2,330
General Mills Inc.	4.000%	4/17/25	2,883	2,843
General Mills Inc.	3.200%	2/10/27	7,200	6,583
General Mills Inc.	4.200%	4/17/28	12,000	11,739
Gilead Sciences Inc.	2.500%	9/1/23	13,612	12,972
Gilead Sciences Inc.	3.700%	4/1/24	19,452	19,488
Gilead Sciences Inc.	3.500%	2/1/25	16,414	16,161
Gilead Sciences Inc.	3.650%	3/1/26	20,613	20,346

60

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Gilead Sciences Inc.	2.950%	3/1/27	12,017	11,213
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	10,000	9,991
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	15,800	15,927
	Hasbro Inc.	3.500%	9/15/27	4,375	4,049
	Hershey Co.	3.200%	8/21/25	1,900	1,852
	Hershey Co.	2.300%	8/15/26	4,563	4,123
	Ingredion Inc.	3.200%	10/1/26	4,330	4,037
	JM Smucker Co.	3.500%	3/15/25	9,796	9,362
	JM Smucker Co.	3.375%	12/15/27	5,300	4,939
	Johnson & Johnson	3.375%	12/5/23	6,865	6,937
	Johnson & Johnson	2.625%	1/15/25	7,318	7,002
	Johnson & Johnson	2.450%	3/1/26	10,450	9,801
	Johnson & Johnson	2.950%	3/3/27	11,900	11,452
	Johnson & Johnson	2.900%	1/15/28	14,050	13,386
	Kaiser Foundation Hospitals	3.150%	5/1/27	5,025	4,823
	Kellogg Co.	2.650%	12/1/23	6,900	6,556
	Kellogg Co.	3.250%	4/1/26	6,925	6,482
	Kellogg Co.	3.400%	11/15/27	5,550	5,145
	Kellogg Co.	4.300%	5/15/28	5,000	4,938
	Kimberly-Clark Corp.	3.050%	8/15/25	3,000	2,883
	Kimberly-Clark Corp.	2.750%	2/15/26	4,835	4,530
	Kraft Heinz Foods Co.	3.950%	7/15/25	16,904	16,432
	Kraft Heinz Foods Co.	3.000%	6/1/26	16,151	14,567
	Kroger Co.	3.850%	8/1/23	9,450	9,462
	Kroger Co.	4.000%	2/1/24	4,706	4,717
	Kroger Co.	3.500%	2/1/26	1,575	1,496
	Kroger Co.	2.650%	10/15/26	8,823	7,802
	Kroger Co.	3.700%	8/1/27	4,695	4,483
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,175	2,203
	Laboratory Corp. of America Holdings	3.250%	9/1/24	5,100	4,924
	Laboratory Corp. of America Holdings	3.600%	2/1/25	9,112	8,894
	Laboratory Corp. of America Holdings	3.600%	9/1/27	7,225	6,831
5	Maple Escrow Subsidiary Inc.	4.417%	5/25/25	9,200	9,249
5	Maple Escrow Subsidiary Inc.	4.597%	5/25/28	24,125	24,163
	McCormick & Co. Inc.	3.150%	8/15/24	6,685	6,389
	McCormick & Co. Inc.	3.400%	8/15/27	7,250	6,858
	McKesson Corp.	3.796%	3/15/24	10,380	10,240
	McKesson Corp.	3.950%	2/16/28	4,825	4,676
	Mead Johnson Nutrition Co.	4.125%	11/15/25	6,907	7,042
	Medtronic Global Holdings SCA	3.350%	4/1/27	8,966	8,735
	Medtronic Inc.	3.625%	3/15/24	7,400	7,438
	Medtronic Inc.	3.500%	3/15/25	36,914	36,507
	Merck & Co. Inc.	2.750%	2/10/25	23,277	22,247
	Molson Coors Brewing Co.	3.000%	7/15/26	12,916	11,747
	Mylan Inc.	4.200%	11/29/23	3,985	3,992
5	Mylan Inc.	4.550%	4/15/28	4,225	4,128
	Mylan NV	3.950%	6/15/26	15,680	14,971
	Newell Brands Inc.	4.000%	12/1/24	6,755	6,641
	Newell Brands Inc.	3.900%	11/1/25	6,051	5,722
	Newell Brands Inc.	4.200%	4/1/26	18,868	18,229
	Novartis Capital Corp.	3.400%	5/6/24	19,108	19,061
	Novartis Capital Corp.	3.000%	11/20/25	16,566	15,940
	Novartis Capital Corp.	3.100%	5/17/27	9,219	8,849
	PepsiCo Inc.	3.600%	3/1/24	8,209	8,304
	PepsiCo Inc.	2.750%	4/30/25	8,037	7,661
	PepsiCo Inc.	3.500%	7/17/25	6,970	6,941
	PepsiCo Inc.	2.850%	2/24/26	3,664	3,480
	PepsiCo Inc.	2.375%	10/6/26	12,318	11,234
	PepsiCo Inc.	3.000%	10/15/27	14,620	13,859
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,767	6,569
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	9,975	9,757
	Pfizer Inc.	5.800%	8/12/23	366	408

61

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pfizer Inc.	3.400%	5/15/24	2,912	2,913
Pfizer Inc.	2.750%	6/3/26	17,905	16,916
Pfizer Inc.	3.000%	12/15/26	14,900	14,289
Philip Morris International Inc.	3.600%	11/15/23	5,375	5,348
Philip Morris International Inc.	3.250%	11/10/24	7,537	7,291
Philip Morris International Inc.	3.375%	8/11/25	2,620	2,547
Philip Morris International Inc.	2.750%	2/25/26	8,850	8,229
Philip Morris International Inc.	3.125%	8/17/27	4,665	4,407
Philip Morris International Inc.	3.125%	3/2/28	1,725	1,627
Procter & Gamble Co.	3.100%	8/15/23	8,539	8,518
Procter & Gamble Co.	2.700%	2/2/26	5,733	5,431
Procter & Gamble Co.	2.450%	11/3/26	13,875	12,814
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,675	1,562
Quest Diagnostics Inc.	4.250%	4/1/24	2,600	2,641
Quest Diagnostics Inc.	3.500%	3/30/25	1,950	1,876
Quest Diagnostics Inc.	3.450%	6/1/26	8,325	7,948
Reynolds American Inc.	4.850%	9/15/23	4,750	4,939
Reynolds American Inc.	4.450%	6/12/25	22,723	22,862
Sanofi	3.625%	6/19/28	9,000	8,932
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	26,057	24,529
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,429	24,138
SSM Health Care Corp.	3.823%	6/1/27	2,900	2,887
Stryker Corp.	3.375%	5/15/24	4,725	4,632
Stryker Corp.	3.375%	11/1/25	5,816	5,585
Stryker Corp.	3.500%	3/15/26	6,780	6,567
Stryker Corp.	3.650%	3/7/28	2,500	2,439
Sysco Corp.	3.750%	10/1/25	5,650	5,577
Sysco Corp.	3.300%	7/15/26	7,965	7,529
Sysco Corp.	3.250%	7/15/27	11,350	10,738
Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,445	6,543
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	3,816
Thermo Fisher Scientific Inc.	2.950%	9/19/26	8,730	8,072
Thermo Fisher Scientific Inc.	3.200%	8/15/27	5,500	5,140
Tyson Foods Inc.	3.950%	8/15/24	14,593	14,582
Tyson Foods Inc.	3.550%	6/2/27	11,842	11,184
Unilever Capital Corp.	2.600%	5/5/24	15,500	14,793
Unilever Capital Corp.	3.375%	3/22/25	3,000	2,980
Unilever Capital Corp.	3.100%	7/30/25	2,675	2,601
Unilever Capital Corp.	2.000%	7/28/26	5,700	5,071
Whirlpool Corp.	4.000%	3/1/24	2,925	2,947
Whirlpool Corp.	3.700%	5/1/25	3,025	2,952
Wyeth LLC	7.250%	3/1/23	1,000	1,164
Wyeth LLC	6.450%	2/1/24	5,016	5,795
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	18,722	17,805
Zoetis Inc.	4.500%	11/13/25	3,290	3,403
Zoetis Inc.	3.000%	9/12/27	8,816	8,126
Energy (3.8%)
Anadarko Petroleum Corp.	3.450%	7/15/24	7,575	7,297
Anadarko Petroleum Corp.	5.550%	3/15/26	6,927	7,406
Andeavor	4.750%	12/15/23	11,800	12,243
Andeavor	5.125%	4/1/24	2,560	2,640
Andeavor	5.125%	12/15/26	8,975	9,379
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.250%	1/15/25	7,683	7,866
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	6,200	5,960
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	3.337%	12/15/27	11,550	10,748
Boardwalk Pipelines LP	3.375%	2/1/23	50	48
Boardwalk Pipelines LP	4.950%	12/15/24	4,730	4,823
Boardwalk Pipelines LP	5.950%	6/1/26	6,090	6,527
Boardwalk Pipelines LP	4.450%	7/15/27	6,112	5,932
BP Capital Markets plc	3.994%	9/26/23	6,800	6,950

62

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
BP Capital Markets plc	3.216%	11/28/23	5,342	5,241
BP Capital Markets plc	3.814%	2/10/24	7,727	7,796
BP Capital Markets plc	3.224%	4/14/24	9,843	9,641
BP Capital Markets plc	3.535%	11/4/24	6,830	6,772
BP Capital Markets plc	3.506%	3/17/25	11,977	11,856
BP Capital Markets plc	3.119%	5/4/26	14,134	13,501
BP Capital Markets plc	3.017%	1/16/27	8,768	8,286
BP Capital Markets plc	3.588%	4/14/27	15,029	14,788
BP Capital Markets plc	3.279%	9/19/27	10,414	9,998
Buckeye Partners LP	4.150%	7/1/23	4,850	4,796
Buckeye Partners LP	4.350%	10/15/24	715	706
Buckeye Partners LP	3.950%	12/1/26	10,025	9,086
Buckeye Partners LP	4.125%	12/1/27	850	772
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,695	5,624
Canadian Natural Resources Ltd.	3.900%	2/1/25	1,791	1,766
Canadian Natural Resources Ltd.	3.850%	6/1/27	12,285	11,980
Cenovus Energy Inc.	3.800%	9/15/23	3,800	3,696
Cenovus Energy Inc.	4.250%	4/15/27	14,299	13,727
Chevron Corp.	2.895%	3/3/24	6,758	6,542
Chevron Corp.	3.326%	11/17/25	7,114	7,031
Chevron Corp.	2.954%	5/16/26	17,420	16,693
Cimarex Energy Co.	4.375%	6/1/24	7,100	7,182
Cimarex Energy Co.	3.900%	5/15/27	8,460	8,109
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,826	10,841
Concho Resources Inc.	4.375%	1/15/25	1,300	1,303
Concho Resources Inc.	3.750%	10/1/27	13,367	12,832
ConocoPhillips Co.	3.350%	11/15/24	4,873	4,806
ConocoPhillips Co.	4.950%	3/15/26	11,869	12,783
Continental Resources Inc.	3.800%	6/1/24	11,223	10,928
Continental Resources Inc.	4.375%	1/15/28	8,900	8,844
Devon Energy Corp.	5.850%	12/15/25	7,680	8,432
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,791	6,722
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25	25
Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,293
Enable Midstream Partners LP	4.400%	3/15/27	6,812	6,431
Enable Midstream Partners LP	4.950%	5/15/28	7,900	7,685
Enbridge Energy Partners LP	5.875%	10/15/25	5,625	6,062
Enbridge Inc.	4.000%	10/1/23	2,300	2,308
Enbridge Inc.	3.500%	6/10/24	7,300	7,044
Enbridge Inc.	4.250%	12/1/26	9,400	9,349
Enbridge Inc.	3.700%	7/15/27	6,970	6,601
Energy Transfer LP	4.900%	2/1/24	4,000	4,071
Energy Transfer LP	4.050%	3/15/25	10,950	10,547
Energy Transfer LP	4.750%	1/15/26	3,381	3,354
Energy Transfer LP	4.200%	4/15/27	2,500	2,365
Energy Transfer Partners LP	4.950%	6/15/28	1,400	1,398
EnLink Midstream Partners LP	4.400%	4/1/24	7,686	7,380
EnLink Midstream Partners LP	4.150%	6/1/25	5,475	5,057
EnLink Midstream Partners LP	4.850%	7/15/26	3,895	3,683
Enterprise Products Operating LLC	3.900%	2/15/24	5,800	5,816
Enterprise Products Operating LLC	3.750%	2/15/25	15,537	15,378
Enterprise Products Operating LLC	3.700%	2/15/26	5,322	5,205
Enterprise Products Operating LLC	3.950%	2/15/27	1,550	1,538
4 Enterprise Products Operating LLC	5.250%	8/16/77	4,150	3,861
4 Enterprise Products Operating LLC	5.375%	2/15/78	8,000	7,325
EOG Resources Inc.	3.150%	4/1/25	3,745	3,593
EOG Resources Inc.	4.150%	1/15/26	7,540	7,703
EQT Corp.	3.900%	10/1/27	9,022	8,423
EQT Midstream Partners LP	4.750%	7/15/23	5,000	4,995
EQT Midstream Partners LP	4.000%	8/1/24	3,300	3,137
EQT Midstream Partners LP	4.125%	12/1/26	950	867

63

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Exxon Mobil Corp.	3.176%	3/15/24	2,770	2,750
	Exxon Mobil Corp.	2.709%	3/6/25	13,503	12,956
	Exxon Mobil Corp.	3.043%	3/1/26	21,625	21,017
	Halliburton Co.	3.500%	8/1/23	7,982	7,951
	Halliburton Co.	3.800%	11/15/25	17,245	17,117
	Helmerich & Payne International Drilling Co.	4.650%	3/15/25	5,010	5,146
	Hess Corp.	3.500%	7/15/24	3,550	3,360
	Hess Corp.	4.300%	4/1/27	10,414	10,069
	HollyFrontier Corp.	5.875%	4/1/26	8,895	9,515
	Husky Energy Inc.	4.000%	4/15/24	7,905	7,904
	Kerr-McGee Corp.	6.950%	7/1/24	5,245	5,960
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	11,000	10,684
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,970	5,946
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,853	10,895
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,950	4,938
	Kinder Morgan Inc.	4.300%	6/1/25	8,620	8,566
	Kinder Morgan Inc./DE	4.300%	3/1/28	10,000	9,702
	Magellan Midstream Partners LP	5.000%	3/1/26	7,021	7,406
	Marathon Oil Corp.	3.850%	6/1/25	13,419	13,198
	Marathon Oil Corp.	4.400%	7/15/27	7,600	7,636
	Marathon Petroleum Corp.	3.625%	9/15/24	6,372	6,213
	MPLX LP	4.500%	7/15/23	13,818	14,115
	MPLX LP	4.875%	12/1/24	13,757	14,202
	MPLX LP	4.000%	2/15/25	6,755	6,619
	MPLX LP	4.875%	6/1/25	14,028	14,404
	MPLX LP	4.125%	3/1/27	8,215	7,855
	MPLX LP	4.000%	3/15/28	3,000	2,850
	National Fuel Gas Co.	5.200%	7/15/25	2,337	2,403
	National Fuel Gas Co.	3.950%	9/15/27	2,250	2,119
	Noble Energy Inc.	3.900%	11/15/24	7,045	6,958
	Noble Energy Inc.	3.850%	1/15/28	4,050	3,867
	Occidental Petroleum Corp.	3.500%	6/15/25	4,756	4,699
	Occidental Petroleum Corp.	3.400%	4/15/26	18,300	17,802
	Occidental Petroleum Corp.	3.000%	2/15/27	1,915	1,809
	ONEOK Inc.	7.500%	9/1/23	4,240	4,859
	ONEOK Inc.	4.000%	7/13/27	5,750	5,561
	ONEOK Inc.	4.550%	7/15/28	1,150	1,154
	ONEOK Partners LP	5.000%	9/15/23	2,950	3,078
	ONEOK Partners LP	4.900%	3/15/25	4,550	4,690
5	Patterson-UTI Energy Inc.	3.950%	2/1/28	3,954	3,699
	Phillips 66	3.900%	3/15/28	2,800	2,736
	Phillips 66 Partners LP	3.605%	2/15/25	4,925	4,700
	Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,119
	Phillips 66 Partners LP	3.750%	3/1/28	5,000	4,665
	Pioneer Natural Resources Co.	4.450%	1/15/26	3,900	4,006
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	4,746	4,629
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	11,145	10,561
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	9,680	9,640
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	8,300	8,142
	Regency Energy Partners LP / Regency Energy Finance
	Corp.	4.500%	11/1/23	9,445	9,516
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	17,650	18,841
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	18,776	19,926
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	18,705	19,991
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,250	11,475
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	15,000	14,400
	Schlumberger Investment SA	3.650%	12/1/23	16,005	16,120
	Shell International Finance BV	3.400%	8/12/23	6,189	6,185
	Shell International Finance BV	3.250%	5/11/25	19,461	19,031
	Shell International Finance BV	2.875%	5/10/26	17,947	17,046
	Shell International Finance BV	2.500%	9/12/26	18,025	16,621

64

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Spectra Energy Partners LP	4.750%	3/15/24	10,832	11,047
Spectra Energy Partners LP	3.500%	3/15/25	3,125	2,967
Spectra Energy Partners LP	3.375%	10/15/26	4,899	4,513
Suncor Energy Inc.	3.600%	12/1/24	6,375	6,294
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,116	5,039
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,081
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	6,000	5,592
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,375	4,071
TC PipeLines LP	3.900%	5/25/27	5,000	4,685
5 Texas Eastern Transmission LP	2.800%	10/15/22	25	24
Total Capital Canada Ltd.	2.750%	7/15/23	9,342	9,035
Total Capital International SA	3.700%	1/15/24	9,991	10,072
Total Capital International SA	3.750%	4/10/24	10,174	10,244
TransCanada PipeLines Ltd.	3.750%	10/16/23	7,650	7,652
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,985	7,288
TransCanada PipeLines Ltd.	4.250%	5/15/28	8,500	8,554
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,480	1,800
5 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,550	2,488
Valero Energy Corp.	3.650%	3/15/25	4,200	4,103
Valero Energy Corp.	3.400%	9/15/26	12,528	11,883
Valero Energy Corp.	4.350%	6/1/28	5,000	4,985
Valero Energy Partners LP	4.375%	12/15/26	5,450	5,359
Valero Energy Partners LP	4.500%	3/15/28	2,800	2,753
Western Gas Partners LP	3.950%	6/1/25	6,800	6,449
Western Gas Partners LP	4.650%	7/1/26	5,814	5,716
Western Gas Partners LP	4.500%	3/1/28	500	480
Williams Partners LP	4.500%	11/15/23	3,000	3,045
Williams Partners LP	4.300%	3/4/24	9,041	9,030
Williams Partners LP	3.900%	1/15/25	13,458	13,030
Williams Partners LP	4.000%	9/15/25	12,636	12,283
Williams Partners LP	3.750%	6/15/27	15,449	14,585
Other Industrial (0.1%)
CBRE Services Inc.	5.250%	3/15/25	4,800	5,055
CBRE Services Inc.	4.875%	3/1/26	5,660	5,849
Cintas Corp. No 2	3.700%	4/1/27	9,175	9,022
Fluor Corp.	3.500%	12/15/24	6,070	5,935
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	11,026	11,181
Technology (3.8%)
Adobe Systems Inc.	3.250%	2/1/25	9,505	9,346
Alphabet Inc.	3.375%	2/25/24	9,200	9,271
Alphabet Inc.	1.998%	8/15/26	15,499	13,870
Altera Corp.	4.100%	11/15/23	8,360	8,685
Amphenol Corp.	3.200%	4/1/24	2,950	2,835
Analog Devices Inc.	2.875%	6/1/23	3,000	2,892
Analog Devices Inc.	3.125%	12/5/23	5,535	5,350
Analog Devices Inc.	3.900%	12/15/25	1,964	1,943
Analog Devices Inc.	3.500%	12/5/26	9,723	9,280
Apple Inc.	3.000%	2/9/24	16,824	16,472
Apple Inc.	3.450%	5/6/24	12,715	12,719
Apple Inc.	2.850%	5/11/24	16,250	15,709
Apple Inc.	2.750%	1/13/25	13,300	12,680
Apple Inc.	2.500%	2/9/25	13,926	13,083
Apple Inc.	3.200%	5/13/25	18,785	18,380
Apple Inc.	3.250%	2/23/26	31,632	30,822
Apple Inc.	2.450%	8/4/26	18,187	16,663
Apple Inc.	3.350%	2/9/27	19,363	18,900
Apple Inc.	3.200%	5/11/27	19,105	18,422
Apple Inc.	3.000%	6/20/27	10,100	9,575
Apple Inc.	2.900%	9/12/27	18,450	17,313

65

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	3.000%	11/13/27	13,700	13,013
Applied Materials Inc.	3.900%	10/1/25	6,485	6,589
Applied Materials Inc.	3.300%	4/1/27	11,301	10,944
Arrow Electronics Inc.	3.250%	9/8/24	6,100	5,685
Arrow Electronics Inc.	4.000%	4/1/25	5,225	5,095
Arrow Electronics Inc.	3.875%	1/12/28	2,400	2,252
Autodesk Inc.	4.375%	6/15/25	3,275	3,286
Autodesk Inc.	3.500%	6/15/27	4,400	4,101
Avnet Inc.	4.625%	4/15/26	5,680	5,599
Baidu Inc.	3.875%	9/29/23	7,500	7,455
Baidu Inc.	4.125%	6/30/25	4,000	3,973
Baidu Inc.	3.625%	7/6/27	5,725	5,387
Baidu Inc.	4.375%	3/29/28	4,500	4,467
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	24,577	23,788
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	13,250	12,259
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	55,095	52,016
Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,770	3,568
CA Inc.	4.700%	3/15/27	3,225	3,239
Cadence Design Systems Inc.	4.375%	10/15/24	3,475	3,519
Cisco Systems Inc.	2.200%	9/20/23	4,260	4,021
Cisco Systems Inc.	3.625%	3/4/24	9,557	9,680
Cisco Systems Inc.	2.950%	2/28/26	10,440	10,020
Cisco Systems Inc.	2.500%	9/20/26	14,003	12,947
Citrix Systems Inc.	4.500%	12/1/27	7,500	7,266
5 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	44,408	46,675
DXC Technology Co.	4.250%	4/15/24	9,450	9,453
DXC Technology Co.	4.750%	4/15/27	5,015	5,055
Fidelity National Information Services Inc.	3.875%	6/5/24	3,613	3,606
Fidelity National Information Services Inc.	5.000%	10/15/25	6,425	6,754
Fidelity National Information Services Inc.	3.000%	8/15/26	14,856	13,624
Fiserv Inc.	3.850%	6/1/25	8,334	8,290
Flex Ltd.	4.750%	6/15/25	4,500	4,565
Hewlett Packard Enterprise Co.	4.900%	10/15/25	26,611	27,154
Intel Corp.	2.875%	5/11/24	15,321	14,823
Intel Corp.	3.700%	7/29/25	17,258	17,401
Intel Corp.	2.600%	5/19/26	4,448	4,146
Intel Corp.	3.150%	5/11/27	9,547	9,240
International Business Machines Corp.	3.375%	8/1/23	12,314	12,298
International Business Machines Corp.	3.625%	2/12/24	18,140	18,261
International Business Machines Corp.	3.450%	2/19/26	20,221	19,905
International Business Machines Corp.	3.300%	1/27/27	4,620	4,486
International Business Machines Corp.	6.220%	8/1/27	2,800	3,324
Jabil Inc.	3.950%	1/12/28	4,625	4,379
Juniper Networks Inc.	4.500%	3/15/24	2,970	3,019
Juniper Networks Inc.	4.350%	6/15/25	4,525	4,507
Keysight Technologies Inc.	4.550%	10/30/24	5,850	5,932
Keysight Technologies Inc.	4.600%	4/6/27	6,650	6,680
KLA-Tencor Corp.	4.650%	11/1/24	13,430	13,866
Lam Research Corp.	3.800%	3/15/25	4,000	3,984
Marvell Technology Group Ltd.	4.875%	6/22/28	5,250	5,224
Maxim Integrated Products Inc.	3.450%	6/15/27	5,125	4,842
Microsoft Corp.	2.000%	8/8/23	15,127	14,277
Microsoft Corp.	3.625%	12/15/23	11,604	11,859
Microsoft Corp.	2.875%	2/6/24	21,219	20,801
Microsoft Corp.	2.700%	2/12/25	21,380	20,542
Microsoft Corp.	3.125%	11/3/25	27,745	27,241
Microsoft Corp.	2.400%	8/8/26	36,913	34,080
Microsoft Corp.	3.300%	2/6/27	31,770	31,356
Motorola Solutions Inc.	4.000%	9/1/24	7,950	7,753
Motorola Solutions Inc.	4.600%	2/23/28	5,800	5,730
NetApp Inc.	3.300%	9/29/24	3,777	3,609
NVIDIA Corp.	3.200%	9/16/26	9,350	9,005

66

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Oracle Corp.	3.625%	7/15/23	8,100	8,183
	Oracle Corp.	2.400%	9/15/23	21,700	20,591
	Oracle Corp.	3.400%	7/8/24	19,489	19,298
	Oracle Corp.	2.950%	11/15/24	27,290	26,269
	Oracle Corp.	2.950%	5/15/25	13,028	12,420
	Oracle Corp.	2.650%	7/15/26	28,801	26,552
	Oracle Corp.	3.250%	11/15/27	18,069	17,255
	QUALCOMM Inc.	2.900%	5/20/24	16,206	15,310
	QUALCOMM Inc.	3.450%	5/20/25	18,384	17,709
	QUALCOMM Inc.	3.250%	5/20/27	10,170	9,469
	salesforce.com Inc.	3.700%	4/11/28	13,400	13,295
	Seagate HDD Cayman	4.875%	3/1/24	4,475	4,363
	Seagate HDD Cayman	4.750%	1/1/25	8,605	8,196
	Seagate HDD Cayman	4.875%	6/1/27	7,625	7,091
	Tech Data Corp.	4.950%	2/15/27	4,550	4,463
	Texas Instruments Inc.	2.625%	5/15/24	3,000	2,869
	Texas Instruments Inc.	2.900%	11/3/27	4,650	4,388
	Total System Services Inc.	4.000%	6/1/23	2,000	2,009
	Total System Services Inc.	4.800%	4/1/26	5,155	5,263
	Total System Services Inc.	4.450%	6/1/28	4,000	4,010
	Trimble Inc.	4.750%	12/1/24	3,877	3,960
	Trimble Inc.	4.900%	6/15/28	2,500	2,495
	Tyco Electronics Group SA	3.450%	8/1/24	3,200	3,109
	Tyco Electronics Group SA	3.700%	2/15/26	3,147	3,086
	Tyco Electronics Group SA	3.125%	8/15/27	5,000	4,674
	Verisk Analytics Inc.	4.000%	6/15/25	9,534	9,377
	VMware Inc.	3.900%	8/21/27	11,721	10,844
	Xerox Corp.	3.625%	3/15/23	3,000	2,866
	Xilinx Inc.	2.950%	6/1/24	7,075	6,733
	Transportation (0.8%)
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	3,039	3,016
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,500	2,440
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	4,352	4,177
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	2,275	2,211
4	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,346	1,336
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	1,856	1,804
4	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	2,194	2,193
4	BNSF Funding Trust I	6.613%	12/15/55	100	110
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,460	7,609
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,733	9,842
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	3,467	3,432
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	6,737	6,463
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,075	5,079
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,870	7,046
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,600	5,415
	Canadian National Railway Co.	2.950%	11/21/24	3,340	3,240
	Canadian National Railway Co.	2.750%	3/1/26	4,010	3,774
	Canadian Pacific Railway Co.	2.900%	2/1/25	4,618	4,400
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,500	4,564
	CH Robinson Worldwide Inc.	4.200%	4/15/28	6,000	5,902
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	7,991	8,019
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	5,060	5,065
	CSX Corp.	3.700%	11/1/23	4,275	4,287
	CSX Corp.	3.400%	8/1/24	5,920	5,823
	CSX Corp.	3.350%	11/1/25	8,850	8,528
	CSX Corp.	2.600%	11/1/26	4,650	4,194
	CSX Corp.	3.250%	6/1/27	6,780	6,369
	CSX Corp.	3.800%	3/1/28	7,500	7,310
4	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	1,026	1,004

67

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delta Air Lines Inc.	4.375%	4/19/28	4,600	4,415
FedEx Corp.	4.000%	1/15/24	5,431	5,527
FedEx Corp.	3.200%	2/1/25	7,350	7,109
FedEx Corp.	3.250%	4/1/26	9,400	8,985
FedEx Corp.	3.300%	3/15/27	4,000	3,794
FedEx Corp.	3.400%	2/15/28	5,000	4,741
Kirby Corp.	4.200%	3/1/28	4,900	4,863
Norfolk Southern Corp.	3.850%	1/15/24	2,075	2,098
Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,071
Norfolk Southern Corp.	2.900%	6/15/26	3,690	3,443
Norfolk Southern Corp.	7.800%	5/15/27	450	573
Norfolk Southern Corp.	3.150%	6/1/27	2,410	2,257
Southwest Airlines Co.	3.000%	11/15/26	3,270	3,007
Southwest Airlines Co.	3.450%	11/16/27	2,900	2,755
4 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,281	1,351
4 Spirit Airlines Class A Pass Through Certificates Series
2015-1	4.100%	10/1/29	1,482	1,472
Trinity Industries Inc.	4.550%	10/1/24	3,185	3,046
Union Pacific Corp.	3.646%	2/15/24	4,510	4,515
Union Pacific Corp.	3.750%	3/15/24	1,645	1,657
Union Pacific Corp.	3.250%	1/15/25	6,428	6,223
Union Pacific Corp.	3.750%	7/15/25	5,500	5,514
Union Pacific Corp.	3.250%	8/15/25	6,120	5,935
Union Pacific Corp.	2.750%	3/1/26	5,817	5,401
Union Pacific Corp.	3.000%	4/15/27	2,753	2,596
4 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	4,418	4,472
4 United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	4,248	4,236
4 United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	6,224	6,119
4 United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	1,807	1,736
United Parcel Service Inc.	2.800%	11/15/24	9,150	8,760
United Parcel Service Inc.	2.400%	11/15/26	3,100	2,819
United Parcel Service Inc.	3.050%	11/15/27	10,100	9,614
4 US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	394	423
4 US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	857	874
4 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	3,123	3,103
				7,699,536
Utilities (2.2%)
Electric (1.9%)
5 AEP Texas Inc.	3.950%	6/1/28	3,000	2,998
AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,216
Alabama Power Co.	3.550%	12/1/23	3,600	3,615
Ameren Corp.	3.650%	2/15/26	2,662	2,578
Ameren Illinois Co.	3.250%	3/1/25	2,700	2,637
Ameren Illinois Co.	3.800%	5/15/28	4,200	4,225
American Electric Power Co. Inc.	3.200%	11/13/27	2,500	2,333
Appalachian Power Co.	3.400%	6/1/25	2,000	1,934
Arizona Public Service Co.	3.150%	5/15/25	3,950	3,825
Arizona Public Service Co.	2.950%	9/15/27	2,725	2,559
Avangrid Inc.	3.150%	12/1/24	5,775	5,549
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,949	3,904
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,300	2,996
Berkshire Hathaway Energy Co.	3.750%	11/15/23	6,925	6,994
Berkshire Hathaway Energy Co.	3.500%	2/1/25	3,811	3,765
Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	953
Black Hills Corp.	4.250%	11/30/23	1,218	1,236
Black Hills Corp.	3.950%	1/15/26	4,150	4,106
Black Hills Corp.	3.150%	1/15/27	3,700	3,440
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,800	1,634
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,250	2,120
Cleco Corporate Holdings LLC	3.743%	5/1/26	4,980	4,703
Cleveland Electric Illuminating Co.	5.500%	8/15/24	250	273

68

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CMS Energy Corp.	3.000%	5/15/26	3,000	2,811
CMS Energy Corp.	3.450%	8/15/27	3,250	3,099
Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,146
Commonwealth Edison Co.	2.950%	8/15/27	3,100	2,908
Connecticut Light & Power Co.	3.200%	3/15/27	3,775	3,620
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,225	3,070
Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	2,000	2,004
Consumers Energy Co.	3.375%	8/15/23	2,550	2,537
Delmarva Power & Light Co.	3.500%	11/15/23	5,275	5,272
Dominion Energy Inc.	3.625%	12/1/24	4,527	4,439
Dominion Energy Inc.	3.900%	10/1/25	5,930	5,835
Dominion Energy Inc.	2.850%	8/15/26	3,800	3,449
Dominion Energy Inc.	4.250%	6/1/28	1,750	1,750
4 Dominion Energy Inc.	5.750%	10/1/54	4,600	4,789
DTE Electric Co.	3.650%	3/15/24	6,050	6,086
DTE Electric Co.	3.375%	3/1/25	1,675	1,656
DTE Energy Co.	3.850%	12/1/23	2,113	2,116
DTE Energy Co.	3.500%	6/1/24	4,483	4,388
DTE Energy Co.	2.850%	10/1/26	5,703	5,213
DTE Energy Co.	3.800%	3/15/27	5,175	5,060
Duke Energy Carolinas LLC	2.950%	12/1/26	3,500	3,308
Duke Energy Corp.	3.950%	10/15/23	3,612	3,634
Duke Energy Corp.	3.750%	4/15/24	14,077	14,024
Duke Energy Corp.	2.650%	9/1/26	2,754	2,475
Duke Energy Corp.	3.150%	8/15/27	7,000	6,495
Duke Energy Florida LLC	3.200%	1/15/27	5,000	4,802
Duke Energy Florida LLC	3.800%	7/15/28	2,800	2,815
Duke Energy Ohio Inc.	3.800%	9/1/23	2,865	2,897
Duke Energy Progress LLC	3.250%	8/15/25	5,154	5,036
Edison International	4.125%	3/15/28	5,100	5,019
Emera US Finance LP	3.550%	6/15/26	10,985	10,338
Enel Americas SA	4.000%	10/25/26	1,000	950
Enel Chile SA	4.875%	6/12/28	8,500	8,559
Enel Generacion Chile SA	4.250%	4/15/24	765	754
Entergy Arkansas Inc.	3.700%	6/1/24	1,500	1,512
Entergy Arkansas Inc.	3.500%	4/1/26	6,172	6,083
Entergy Corp.	2.950%	9/1/26	8,255	7,539
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,670	5,138
Entergy Louisiana LLC	4.050%	9/1/23	5,000	5,102
Entergy Louisiana LLC	5.400%	11/1/24	1,575	1,723
Entergy Louisiana LLC	2.400%	10/1/26	3,655	3,306
Entergy Louisiana LLC	3.120%	9/1/27	5,475	5,199
Entergy Louisiana LLC	3.250%	4/1/28	4,000	3,811
Entergy Mississippi Inc.	2.850%	6/1/28	1,085	997
Eversource Energy	2.900%	10/1/24	3,600	3,410
Eversource Energy	3.150%	1/15/25	3,810	3,684
Eversource Energy	3.300%	1/15/28	5,000	4,718
Exelon Corp.	3.950%	6/15/25	10,918	10,809
Exelon Corp.	3.400%	4/15/26	6,607	6,269
FirstEnergy Corp.	3.900%	7/15/27	15,979	15,393
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,672
Florida Power & Light Co.	3.125%	12/1/25	4,850	4,727
Fortis Inc.	3.055%	10/4/26	20,529	18,679
Georgia Power Co.	3.250%	4/1/26	4,636	4,431
Georgia Power Co.	3.250%	3/30/27	2,839	2,690
Gulf Power Co.	3.300%	5/30/27	3,075	2,958
Indiana Michigan Power Co.	3.850%	5/15/28	3,400	3,395
Interstate Power & Light Co.	3.250%	12/1/24	5,000	4,877
IPALCO Enterprises Inc.	3.700%	9/1/24	1,189	1,138
ITC Holdings Corp.	3.650%	6/15/24	5,320	5,232
ITC Holdings Corp.	3.250%	6/30/26	3,825	3,589
ITC Holdings Corp.	3.350%	11/15/27	7,750	7,263

69

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,725
MidAmerican Energy Co.	3.500%	10/15/24	6,170	6,197
MidAmerican Energy Co.	3.100%	5/1/27	575	553
Mississippi Power Co.	3.950%	3/30/28	3,000	2,967
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,440	6,204
National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,850	4,612
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	3,970	3,847
National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	3,200	3,021
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	3,500	3,408
4 National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,656
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,046	9,599
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	4,849
Northern States Power Co.	2.600%	5/15/23	75	72
NSTAR Electric Co.	3.200%	5/15/27	6,780	6,502
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	2,965
Pacific Gas & Electric Co.	3.850%	11/15/23	350	338
Pacific Gas & Electric Co.	3.750%	2/15/24	8,263	7,961
Pacific Gas & Electric Co.	3.400%	8/15/24	5,580	5,260
Pacific Gas & Electric Co.	3.500%	6/15/25	6,480	6,025
Pacific Gas & Electric Co.	2.950%	3/1/26	6,337	5,628
Pacific Gas & Electric Co.	3.300%	12/1/27	10,750	9,656
PacifiCorp	3.600%	4/1/24	3,575	3,595
Potomac Electric Power Co.	3.600%	3/15/24	300	299
PPL Capital Funding Inc.	3.400%	6/1/23	3,750	3,670
PPL Capital Funding Inc.	3.950%	3/15/24	1,568	1,564
PPL Capital Funding Inc.	3.100%	5/15/26	7,636	7,099
Public Service Co. of Colorado	3.700%	6/15/28	3,125	3,139
Public Service Co. of New Hampshire	3.500%	11/1/23	1,550	1,550
Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,666
Public Service Electric & Gas Co.	2.250%	9/15/26	3,875	3,499
Public Service Electric & Gas Co.	3.000%	5/15/27	2,000	1,903
Public Service Electric & Gas Co.	3.700%	5/1/28	3,500	3,509
Puget Energy Inc.	3.650%	5/15/25	6,465	6,282
San Diego Gas & Electric Co.	3.600%	9/1/23	3,923	3,952
San Diego Gas & Electric Co.	2.500%	5/15/26	4,650	4,282
Scottish Power Ltd.	5.810%	3/15/25	900	989
Sierra Pacific Power Co.	2.600%	5/1/26	5,880	5,422
Southern California Edison Co.	3.500%	10/1/23	4,534	4,540
Southern California Edison Co.	3.650%	3/1/28	3,750	3,682
Southern Co.	2.950%	7/1/23	9,700	9,348
Southern Co.	3.250%	7/1/26	7,420	6,962
Southern Power Co.	4.150%	12/1/25	7,700	7,721
Southwestern Electric Power Co.	2.750%	10/1/26	8,750	8,002
Southwestern Public Service Co.	3.300%	6/15/24	2,650	2,596
Tucson Electric Power Co.	3.050%	3/15/25	750	706
Union Electric Co.	3.500%	4/15/24	3,375	3,374
Union Electric Co.	2.950%	6/15/27	3,500	3,300
Virginia Electric & Power Co.	3.450%	2/15/24	2,000	1,985
Virginia Electric & Power Co.	3.100%	5/15/25	3,200	3,081
Virginia Electric & Power Co.	3.150%	1/15/26	7,630	7,319
Virginia Electric & Power Co.	2.950%	11/15/26	6,192	5,815
Virginia Electric & Power Co.	3.500%	3/15/27	7,864	7,721
Virginia Electric & Power Co.	3.800%	4/1/28	6,975	6,948
WEC Energy Group Inc.	3.550%	6/15/25	3,632	3,571
Westar Energy Inc.	2.550%	7/1/26	3,835	3,506
Westar Energy Inc.	3.100%	4/1/27	2,877	2,727
Wisconsin Power & Light Co.	3.050%	10/15/27	2,700	2,539
Xcel Energy Inc.	3.300%	6/1/25	5,800	5,609
Xcel Energy Inc.	3.350%	12/1/26	4,775	4,576
Xcel Energy Inc.	4.000%	6/15/28	4,725	4,730

70

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,483
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,825	2,783
NiSource Finance Corp.	3.490%	5/15/27	9,000	8,617
ONE Gas Inc.	3.610%	2/1/24	1,845	1,831
Sempra Energy	4.050%	12/1/23	6,500	6,597
Sempra Energy	3.750%	11/15/25	7,011	6,893
Sempra Energy	3.250%	6/15/27	7,391	6,884
Sempra Energy	3.400%	2/1/28	9,100	8,519
Southern California Gas Co.	2.600%	6/15/26	11,000	10,168
Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,050	2,871
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,525	1,448
Southwest Gas Corp.	3.700%	4/1/28	2,600	2,573
Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,565
American Water Capital Corp.	3.400%	3/1/25	6,018	5,927
American Water Capital Corp.	2.950%	9/1/27	5,550	5,202

				704,475
Total Corporate Bonds (Cost $13,679,542)				13,222,196
Sovereign Bonds (5.2%)
Asian Development Bank	2.000%	1/22/25	13,980	13,170
Asian Development Bank	2.125%	3/19/25	2,325	2,202
Asian Development Bank	2.000%	4/24/26	8,375	7,764
Asian Development Bank	1.750%	8/14/26	15,700	14,278
Asian Development Bank	2.625%	1/12/27	10,000	9,708
Asian Development Bank	2.375%	8/10/27	2,800	2,658
Asian Development Bank	2.500%	11/2/27	17,245	16,498
Asian Development Bank	2.750%	1/19/28	5,800	5,630
Asian Development Bank	5.820%	6/16/28	3,980	4,789
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,575	16,914
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	6,600	6,609
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	19,900	20,149
Ecopetrol SA	5.875%	9/18/23	15,949	16,926
Ecopetrol SA	4.125%	1/16/25	7,168	6,908
Ecopetrol SA	5.375%	6/26/26	11,490	11,792
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	2,000	1,962
European Investment Bank	3.250%	1/29/24	34,385	34,841
European Investment Bank	2.500%	10/15/24	8,725	8,482
European Investment Bank	1.875%	2/10/25	35,440	33,028
European Investment Bank	2.125%	4/13/26	2,800	2,619
European Investment Bank	2.375%	5/24/27	18,415	17,458
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,137
Export-Import Bank of Korea	2.875%	1/21/25	13,800	12,977
Export-Import Bank of Korea	3.250%	11/10/25	10,200	9,756
Export-Import Bank of Korea	2.625%	5/26/26	13,000	11,869
Export-Import Bank of Korea	3.250%	8/12/26	4,400	4,192
Export-Import Bank of Korea	2.375%	4/21/27	200	177
Hydro-Quebec	8.050%	7/7/24	8,100	10,013
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	4,631
Inter-American Development Bank	3.000%	10/4/23	7,200	7,224
Inter-American Development Bank	3.000%	2/21/24	32,100	32,166
Inter-American Development Bank	2.125%	1/15/25	10,450	9,935
Inter-American Development Bank	7.000%	6/15/25	4,365	5,346
Inter-American Development Bank	2.000%	6/2/26	5,850	5,422
Inter-American Development Bank	2.375%	7/7/27	29,153	27,709
International Bank for Reconstruction & Development	2.500%	11/25/24	49,800	48,475
International Bank for Reconstruction & Development	2.125%	3/3/25	1,120	1,063
International Bank for Reconstruction & Development	2.500%	7/29/25	24,200	23,465
International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,362

71

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Bank for Reconstruction & Development	1.875%	10/27/26	12,500	11,458
International Bank for Reconstruction & Development	2.500%	11/22/27	23,015	22,013
International Finance Corp.	2.125%	4/7/26	8,550	8,038
6 Japan Bank for International Cooperation	3.375%	7/31/23	1,425	1,446
6 Japan Bank for International Cooperation	3.000%	5/29/24	18,450	18,194
6 Japan Bank for International Cooperation	2.125%	2/10/25	22,705	21,189
6 Japan Bank for International Cooperation	2.500%	5/28/25	1,600	1,541
6 Japan Bank for International Cooperation	2.750%	1/21/26	10,000	9,657
6 Japan Bank for International Cooperation	2.375%	4/20/26	6,000	5,638
6 Japan Bank for International Cooperation	2.250%	11/4/26	30,000	27,769
6 Japan Bank for International Cooperation	2.875%	6/1/27	25,800	25,005
6 Japan Bank for International Cooperation	2.875%	7/21/27	16,000	15,488
6 Japan Bank for International Cooperation	2.750%	11/16/27	7,740	7,407
6 Japan International Cooperation Agency	2.750%	4/27/27	8,600	8,198
6 Japan International Cooperation Agency	3.375%	6/12/28	4,700	4,723
7 KFW	2.500%	11/20/24	60,240	58,504
7 KFW	2.000%	5/2/25	20,000	18,773
7 KFW	2.875%	4/3/28	14,200	13,936
Korea Development Bank	3.750%	1/22/24	8,050	8,037
Korea Development Bank	3.000%	1/13/26	10,000	9,432
Korea Development Bank	2.000%	9/12/26	8,750	7,618
7 Landwirtschaftliche Rentenbank	2.000%	1/13/25	14,280	13,450
7 Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	12,313
7 Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	13,550
7 Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,640	15,904
4 Oriental Republic of Uruguay	4.500%	8/14/24	14,301	14,738
4 Oriental Republic of Uruguay	4.375%	10/27/27	19,650	19,896
Petroleos Mexicanos	4.625%	9/21/23	11,300	11,141
Petroleos Mexicanos	4.875%	1/18/24	25,120	24,770
4 Petroleos Mexicanos	2.290%	2/15/24	1,140	1,120
Petroleos Mexicanos	4.250%	1/15/25	9,175	8,559
Petroleos Mexicanos	4.500%	1/23/26	5,395	5,044
Petroleos Mexicanos	6.875%	8/4/26	27,830	29,213
Petroleos Mexicanos	6.500%	3/13/27	60,240	61,855
5 Petroleos Mexicanos	5.350%	2/12/28	8,650	8,209
Province of Alberta	3.300%	3/15/28	11,600	11,552
Province of British Columbia	6.500%	1/15/26	1,935	2,327
Province of British Columbia	2.250%	6/2/26	8,540	7,973
Province of Manitoba	3.050%	5/14/24	1,900	1,879
Province of Manitoba	2.125%	6/22/26	4,000	3,663
Province of New Brunswick	3.625%	2/24/28	4,705	4,797
Province of Ontario	3.200%	5/16/24	11,650	11,619
Province of Ontario	2.500%	4/27/26	7,500	7,106
Province of Quebec	7.125%	2/9/24	16,625	19,740
Province of Quebec	2.875%	10/16/24	14,020	13,788
Province of Quebec	2.500%	4/20/26	14,000	13,313
Province of Quebec	2.750%	4/12/27	16,900	16,238
Republic of Chile	3.125%	3/27/25	420	406
Republic of Chile	3.125%	1/21/26	16,338	15,664
4 Republic of Chile	3.240%	2/6/28	14,375	13,737
Republic of Colombia	4.000%	2/26/24	7,975	7,975
Republic of Colombia	8.125%	5/21/24	6,140	7,395
4 Republic of Colombia	4.500%	1/28/26	10,861	11,024
4 Republic of Colombia	3.875%	4/25/27	22,100	21,485
Republic of Finland	6.950%	2/15/26	695	851
Republic of Hungary	5.750%	11/22/23	26,683	28,718
Republic of Hungary	5.375%	3/25/24	13,266	14,095
5 Republic of Indonesia	3.850%	7/18/27	300	285
Republic of Indonesia	3.500%	1/11/28	13,250	12,207
Republic of Indonesia	4.100%	4/24/28	9,000	8,684
Republic of Italy	6.875%	9/27/23	25,415	28,067
Republic of Korea	3.875%	9/11/23	9,765	9,982

72

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of Korea	5.625%	11/3/25	1,775	2,013
	Republic of Korea	2.750%	1/19/27	13,500	12,637
4	Republic of Panama	4.000%	9/22/24	17,080	17,236
4	Republic of Panama	3.750%	3/16/25	15,895	15,725
	Republic of Panama	7.125%	1/29/26	11,869	14,166
	Republic of Panama	8.875%	9/30/27	11,920	16,003
	Republic of Peru	7.350%	7/21/25	19,615	23,945
	Republic of Peru	4.125%	8/25/27	7,060	7,221
	Republic of Philippines	3.000%	2/1/28	19,000	17,448
	Republic of Poland	4.000%	1/22/24	22,747	23,117
	Republic of Poland	3.250%	4/6/26	11,175	10,767
	Republic of the Philippines	4.200%	1/21/24	14,880	15,140
	Republic of the Philippines	9.500%	10/21/24	3,400	4,484
	Republic of the Philippines	10.625%	3/16/25	9,495	13,210
	Republic of the Philippines	5.500%	3/30/26	13,475	14,823
	State of Israel	3.150%	6/30/23	9,800	9,665
	State of Israel	2.875%	3/16/26	10,000	9,466
	State of Israel	3.250%	1/17/28	9,500	9,139
	Statoil ASA	2.650%	1/15/24	16,969	16,272
	Statoil ASA	3.700%	3/1/24	4,458	4,496
	Statoil ASA	3.250%	11/10/24	8,320	8,206
	Statoil ASA	7.250%	9/23/27	6,375	7,933
	Statoil ASA	6.800%	1/15/28	435	540
	United Mexican States	4.000%	10/2/23	21,915	21,941
	United Mexican States	3.600%	1/30/25	22,480	21,741
	United Mexican States	4.125%	1/21/26	30,885	30,585
	United Mexican States	11.500%	5/15/26	500	739
	United Mexican States	4.150%	3/28/27	36,825	36,249
	United Mexican States	3.750%	1/11/28	15,630	14,757

Total Sovereign Bonds (Cost $1,769,918)					1,713,364

Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP
	Settlement Revenue	3.163%	9/15/25	2,300	2,279
	California GO	6.650%	3/1/22	3,500	3,870
	California GO	3.375%	4/1/25	4,575	4,560
	California GO	3.500%	4/1/28	3,600	3,589
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.814%	7/1/24	190	186
	Oregon GO	5.892%	6/1/27	13,900	16,216
	Regents of the University of California Revenue	3.063%	7/1/25	9,500	9,245
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	3,100	2,888
	Utah GO	4.554%	7/1/24	9,895	10,406
	Utah GO	3.539%	7/1/25	65	66
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,226
8	Wisconsin GO	5.700%	5/1/26	3,245	3,608

Total Taxable Municipal Bonds (Cost $61,463)					60,139

				Shares

Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
9	Vanguard Market Liquidity Fund
	(Cost $209,136)	2.122%		2,091,242	209,145

Total Investments (99.9%) (Cost $33,818,596)					32,630,280
Other Assets and Liabilities—Net (0.1%)					41,786
Net Assets (100%)					32,672,066

1	U.S. government-guaranteed.

73

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2018

2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $255,572,000, representing
0.8% of net assets.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

74

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (42.0%)
U.S. Government Securities (40.3%)
	United States Treasury Note/Bond	2.750%	2/15/28	13,245	13,123
	United States Treasury Note/Bond	2.875%	5/15/28	22,795	22,831
	United States Treasury Note/Bond	5.500%	8/15/28	375	461
	United States Treasury Note/Bond	5.250%	11/15/28	4,180	5,069
	United States Treasury Note/Bond	5.250%	2/15/29	18,176	22,118
	United States Treasury Note/Bond	6.125%	8/15/29	17,235	22,545
	United States Treasury Note/Bond	6.250%	5/15/30	44,840	59,973
	United States Treasury Note/Bond	5.375%	2/15/31	27,805	35,112
	United States Treasury Note/Bond	4.500%	2/15/36	44,655	54,549
	United States Treasury Note/Bond	4.750%	2/15/37	15,760	19,951
	United States Treasury Note/Bond	5.000%	5/15/37	26,854	35,028
	United States Treasury Note/Bond	4.375%	2/15/38	30,498	37,126
	United States Treasury Note/Bond	4.500%	5/15/38	31,490	38,984
	United States Treasury Note/Bond	3.500%	2/15/39	46,192	50,241
	United States Treasury Note/Bond	4.250%	5/15/39	34,662	41,756
	United States Treasury Note/Bond	4.500%	8/15/39	43,381	54,017
	United States Treasury Note/Bond	4.375%	11/15/39	51,255	62,876
	United States Treasury Note/Bond	4.625%	2/15/40	51,261	64,982
	United States Treasury Note/Bond	4.375%	5/15/40	62,098	76,303
	United States Treasury Note/Bond	3.875%	8/15/40	51,315	58,964
	United States Treasury Note/Bond	4.250%	11/15/40	51,900	62,856
	United States Treasury Note/Bond	4.750%	2/15/41	62,480	80,873
	United States Treasury Note/Bond	4.375%	5/15/41	47,545	58,644
	United States Treasury Note/Bond	3.750%	8/15/41	54,075	61,122
	United States Treasury Note/Bond	3.125%	11/15/41	49,577	50,863
	United States Treasury Note/Bond	3.125%	2/15/42	58,902	60,411
	United States Treasury Note/Bond	3.000%	5/15/42	79,000	79,346
	United States Treasury Note/Bond	2.750%	8/15/42	75,033	72,090
	United States Treasury Note/Bond	2.750%	11/15/42	105,618	101,393
	United States Treasury Note/Bond	3.125%	2/15/43	98,660	101,096
	United States Treasury Note/Bond	2.875%	5/15/43	170,855	167,598
	United States Treasury Note/Bond	3.625%	8/15/43	111,000	123,505
	United States Treasury Note/Bond	3.750%	11/15/43	136,310	154,776
	United States Treasury Note/Bond	3.625%	2/15/44	142,444	158,691
	United States Treasury Note/Bond	3.375%	5/15/44	136,587	146,148
	United States Treasury Note/Bond	3.125%	8/15/44	118,838	121,809
	United States Treasury Note/Bond	3.000%	11/15/44	143,056	143,414
	United States Treasury Note/Bond	2.500%	2/15/45	114,792	104,496
	United States Treasury Note/Bond	3.000%	5/15/45	144,455	144,816
	United States Treasury Note/Bond	2.875%	8/15/45	132,712	129,892
	United States Treasury Note/Bond	3.000%	11/15/45	89,750	89,960
	United States Treasury Note/Bond	2.500%	2/15/46	128,432	116,592
	United States Treasury Note/Bond	2.500%	5/15/46	142,466	129,265
	United States Treasury Note/Bond	2.250%	8/15/46	136,279	117,178
	United States Treasury Note/Bond	2.875%	11/15/46	144,764	141,575
	United States Treasury Note/Bond	3.000%	2/15/47	132,644	132,954
	United States Treasury Note/Bond	3.000%	5/15/47	83,746	83,903
	United States Treasury Note/Bond	2.750%	8/15/47	139,746	133,195
	United States Treasury Note/Bond	2.750%	11/15/47	138,511	132,017
	United States Treasury Note/Bond	3.000%	2/15/48	138,042	138,344
	United States Treasury Note/Bond	3.125%	5/15/48	143,256	147,107
					4,261,938
Agency Bonds and Notes (1.7%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,299
1	Federal Home Loan Banks	5.500%	7/15/36	8,965	11,733
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,890	2,522
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,185	22,130
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,412	26,021
2	Federal National Mortgage Assn.	6.250%	5/15/29	16,280	20,866
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,175	12,608
2	Federal National Mortgage Assn.	7.250%	5/15/30	10,230	14,311

75

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	6.625%	11/15/30	9,050	12,199
2	Federal National Mortgage Assn.	5.625%	7/15/37	6,080	8,140
2	Federal National Mortgage Assn.	6.210%	8/6/38	700	993
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,454
1	Tennessee Valley Authority	4.650%	6/15/35	4,510	5,176
1	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,018
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,324
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,411
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,513
1	Tennessee Valley Authority	5.250%	9/15/39	10,390	13,262
1	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,262
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,652
1	Tennessee Valley Authority	4.625%	9/15/60	1,400	1,697
1	Tennessee Valley Authority	4.250%	9/15/65	3,500	3,955

					180,546

Total U.S. Government and Agency Obligations (Cost $4,408,628)					4,442,484

Corporate Bonds (49.1%)
Finance (8.2%)
	Banking (4.4%)
	American Express Co.	4.050%	12/3/42	1,766	1,724
	Bank of America Corp.	6.110%	1/29/37	6,050	6,961
3	Bank of America Corp.	4.244%	4/24/38	6,980	6,773
	Bank of America Corp.	7.750%	5/14/38	6,009	8,131
	Bank of America Corp.	5.875%	2/7/42	5,500	6,425
	Bank of America Corp.	5.000%	1/21/44	9,641	10,114
	Bank of America Corp.	4.875%	4/1/44	5,823	6,091
	Bank of America Corp.	4.750%	4/21/45	1,990	1,972
3	Bank of America Corp.	4.443%	1/20/48	2,500	2,423
3	Bank of America Corp.	3.946%	1/23/49	2,530	2,295
	Bank of America NA	6.000%	10/15/36	4,524	5,408
	Bank of New York Mellon Corp.	3.000%	10/30/28	1,030	947
	Bank of New York Mellon Corp.	3.300%	8/23/29	3,021	2,807
	Bank One Capital III	8.750%	9/1/30	575	788
	Barclays plc	5.250%	8/17/45	2,500	2,423
	Barclays plc	4.950%	1/10/47	5,310	4,980
	Citigroup Inc.	4.125%	7/25/28	7,551	7,214
	Citigroup Inc.	6.625%	6/15/32	3,600	4,216
	Citigroup Inc.	6.000%	10/31/33	3,251	3,642
	Citigroup Inc.	6.125%	8/25/36	2,033	2,296
3	Citigroup Inc.	3.878%	1/24/39	3,275	2,984
	Citigroup Inc.	8.125%	7/15/39	7,234	10,145
	Citigroup Inc.	5.875%	1/30/42	3,380	3,906
	Citigroup Inc.	6.675%	9/13/43	3,119	3,771
	Citigroup Inc.	4.950%	11/7/43	1,983	2,059
	Citigroup Inc.	5.300%	5/6/44	4,875	5,015
	Citigroup Inc.	4.650%	7/30/45	900	888
	Citigroup Inc.	4.750%	5/18/46	2,990	2,819
3	Citigroup Inc.	4.281%	4/24/48	3,275	3,095
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,525	2,829
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,955	2,168
	Cooperatieve Rabobank UA	5.250%	8/4/45	7,091	7,354
4	Credit Suisse Group AG	4.282%	1/9/28	1,425	1,381
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,545	6,483
	Credit Suisse USA Inc.	7.125%	7/15/32	1,345	1,692
	Fifth Third Bancorp	8.250%	3/1/38	3,345	4,567
	First Republic Bank	4.375%	8/1/46	1,300	1,252
	First Republic Bank	4.625%	2/13/47	1,575	1,554
	Goldman Sachs Capital I	6.345%	2/15/34	3,850	4,437
	Goldman Sachs Group Inc.	6.125%	2/15/33	9,035	10,326
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,427	3,947
	Goldman Sachs Group Inc.	6.750%	10/1/37	16,715	19,821
3	Goldman Sachs Group Inc.	4.017%	10/31/38	8,570	7,788

76

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Goldman Sachs Group Inc.	4.411%	4/23/39	5,300	5,079
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,380	9,777
	Goldman Sachs Group Inc.	4.800%	7/8/44	6,625	6,540
	Goldman Sachs Group Inc.	5.150%	5/22/45	7,280	7,136
	Goldman Sachs Group Inc.	4.750%	10/21/45	5,796	5,710
	HSBC Bank USA NA	5.875%	11/1/34	2,221	2,544
	HSBC Bank USA NA	5.625%	8/15/35	2,531	2,824
	HSBC Bank USA NA	7.000%	1/15/39	2,600	3,350
	HSBC Holdings plc	7.625%	5/17/32	1,450	1,841
	HSBC Holdings plc	7.350%	11/27/32	200	251
	HSBC Holdings plc	6.500%	5/2/36	8,003	9,255
	HSBC Holdings plc	6.500%	9/15/37	8,075	9,406
	HSBC Holdings plc	6.800%	6/1/38	3,490	4,193
	HSBC Holdings plc	6.100%	1/14/42	3,270	3,945
	HSBC Holdings plc	5.250%	3/14/44	6,615	6,681
	JPMorgan Chase & Co.	6.400%	5/15/38	8,287	10,205
3	JPMorgan Chase & Co.	3.882%	7/24/38	8,925	8,247
	JPMorgan Chase & Co.	5.500%	10/15/40	5,025	5,585
	JPMorgan Chase & Co.	5.600%	7/15/41	6,780	7,593
	JPMorgan Chase & Co.	5.400%	1/6/42	4,148	4,578
	JPMorgan Chase & Co.	5.625%	8/16/43	4,000	4,423
	JPMorgan Chase & Co.	4.850%	2/1/44	3,950	4,086
	JPMorgan Chase & Co.	4.950%	6/1/45	5,589	5,673
3	JPMorgan Chase & Co.	4.260%	2/22/48	6,855	6,404
3	JPMorgan Chase & Co.	4.032%	7/24/48	4,950	4,503
3	JPMorgan Chase & Co.	3.964%	11/15/48	6,000	5,358
3	JPMorgan Chase & Co.	3.897%	1/23/49	6,550	5,821
	Lloyds Banking Group plc	5.300%	12/1/45	3,080	3,054
	Lloyds Banking Group plc	4.344%	1/9/48	5,000	4,265
	Morgan Stanley	7.250%	4/1/32	2,886	3,609
3	Morgan Stanley	3.971%	7/22/38	6,450	5,971
3	Morgan Stanley	4.457%	4/22/39	5,625	5,479
	Morgan Stanley	6.375%	7/24/42	6,825	8,306
	Morgan Stanley	4.300%	1/27/45	8,405	7,924
	Morgan Stanley	4.375%	1/22/47	7,355	7,018
	Regions Bank	6.450%	6/26/37	1,650	1,948
	Regions Financial Corp.	7.375%	12/10/37	1,000	1,284
	Wachovia Corp.	7.500%	4/15/35	1,490	1,878
	Wachovia Corp.	5.500%	8/1/35	1,869	2,014
	Wachovia Corp.	6.550%	10/15/35	125	147
	Wells Fargo & Co.	5.375%	2/7/35	2,550	2,844
	Wells Fargo & Co.	5.375%	11/2/43	5,460	5,641
	Wells Fargo & Co.	5.606%	1/15/44	8,105	8,616
	Wells Fargo & Co.	4.650%	11/4/44	4,600	4,341
	Wells Fargo & Co.	3.900%	5/1/45	5,545	5,047
	Wells Fargo & Co.	4.900%	11/17/45	6,966	6,905
	Wells Fargo & Co.	4.400%	6/14/46	6,996	6,349
	Wells Fargo & Co.	4.750%	12/7/46	7,175	6,864
	Wells Fargo Bank NA	5.950%	8/26/36	1,555	1,803
	Wells Fargo Bank NA	5.850%	2/1/37	2,861	3,270
	Wells Fargo Bank NA	6.600%	1/15/38	5,089	6,324
3	Wells Fargo Capital X	5.950%	12/1/86	3,025	3,278
	Brokerage (0.2%)
	Brookfield Finance Inc.	4.700%	9/20/47	3,000	2,841
	CME Group Inc.	5.300%	9/15/43	2,515	2,951
	CME Group Inc.	4.150%	6/15/48	2,325	2,350
	Invesco Finance plc	5.375%	11/30/43	1,700	1,927
	Jefferies Group LLC	6.250%	1/15/36	1,750	1,778
	Jefferies Group LLC	6.500%	1/20/43	1,350	1,392
	Jefferies Group LLC / Jefferies Group Capital Finance
	Inc.	4.150%	1/23/30	3,500	3,087
	Legg Mason Inc.	5.625%	1/15/44	1,900	2,014
	Raymond James Financial Inc.	4.950%	7/15/46	2,725	2,771

77

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Finance Companies (0.4%)
	GATX Corp.	4.550%	11/7/28	1,250	1,242
	GATX Corp.	5.200%	3/15/44	875	902
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	38,116	36,932
	Insurance (2.8%)
	ACE Capital Trust II	9.700%	4/1/30	1,100	1,573
	Aetna Inc.	6.625%	6/15/36	2,539	3,092
	Aetna Inc.	6.750%	12/15/37	1,760	2,237
	Aetna Inc.	4.500%	5/15/42	1,650	1,628
	Aetna Inc.	4.125%	11/15/42	1,650	1,524
	Aetna Inc.	4.750%	3/15/44	1,300	1,302
	Aetna Inc.	3.875%	8/15/47	3,300	2,924
	Aflac Inc.	4.000%	10/15/46	1,275	1,188
	Alleghany Corp.	4.900%	9/15/44	975	985
	Allstate Corp.	5.550%	5/9/35	1,475	1,708
	Allstate Corp.	5.950%	4/1/36	1,050	1,275
	Allstate Corp.	4.500%	6/15/43	1,700	1,757
	Allstate Corp.	4.200%	12/15/46	3,800	3,715
3	Allstate Corp.	6.500%	5/15/67	1,675	1,885
	American Financial Group Inc.	4.500%	6/15/47	2,000	1,886
	American International Group Inc.	3.875%	1/15/35	1,661	1,475
	American International Group Inc.	4.700%	7/10/35	1,650	1,611
	American International Group Inc.	6.250%	5/1/36	3,711	4,203
	American International Group Inc.	4.500%	7/16/44	6,839	6,367
	American International Group Inc.	4.800%	7/10/45	1,988	1,935
	American International Group Inc.	4.750%	4/1/48	3,885	3,737
	American International Group Inc.	4.375%	1/15/55	3,675	3,188
3	American International Group Inc.	8.175%	5/15/68	1,500	1,884
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,300	1,485
	Anthem Inc.	6.375%	6/15/37	1,250	1,495
	Anthem Inc.	4.625%	5/15/42	3,452	3,357
	Anthem Inc.	4.650%	1/15/43	1,531	1,477
	Anthem Inc.	5.100%	1/15/44	4,170	4,290
	Anthem Inc.	4.650%	8/15/44	2,975	2,909
	Anthem Inc.	4.375%	12/1/47	6,020	5,585
	Anthem Inc.	4.550%	3/1/48	920	880
	Anthem Inc.	4.850%	8/15/54	500	491
	Aon Corp.	6.250%	9/30/40	975	1,174
	Aon plc	4.600%	6/14/44	1,825	1,796
	Aon plc	4.750%	5/15/45	2,390	2,350
	Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,511
	Arch Capital Group Ltd.	7.350%	5/1/34	925	1,198
	Arch Capital Group US Inc.	5.144%	11/1/43	2,180	2,373
	Assurant Inc.	6.750%	2/15/34	1,189	1,390
4	AXA Equitable Holdings Inc.	5.000%	4/20/48	5,600	5,162
	AXA SA	8.600%	12/15/30	4,120	5,240
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,368	3,975
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,324	2,433
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,155	1,167
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,675	3,775
	Brighthouse Financial Inc.	4.700%	6/22/47	5,100	4,201
	Chubb Corp.	6.000%	5/11/37	2,718	3,330
	Chubb Corp.	6.500%	5/15/38	1,695	2,179
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,200	2,805
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,652	1,624
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,876	1,915
	Cigna Corp.	5.375%	2/15/42	945	1,017
	Cigna Corp.	3.875%	10/15/47	3,455	2,937
	Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,596
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,515
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,500	1,754
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,630	1,950

78

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Hartford Financial Services Group Inc.	4.300%	4/15/43	625	589
	Humana Inc.	4.625%	12/1/42	1,501	1,485
	Humana Inc.	4.950%	10/1/44	2,587	2,683
	Humana Inc.	4.800%	3/15/47	1,100	1,131
	Lincoln National Corp.	6.150%	4/7/36	1,016	1,188
	Lincoln National Corp.	6.300%	10/9/37	780	931
	Lincoln National Corp.	7.000%	6/15/40	2,325	2,918
	Lincoln National Corp.	4.350%	3/1/48	1,400	1,297
	Loews Corp.	6.000%	2/1/35	1,125	1,309
	Loews Corp.	4.125%	5/15/43	1,715	1,604
	Manulife Financial Corp.	5.375%	3/4/46	2,615	2,935
	Markel Corp.	5.000%	4/5/46	1,840	1,881
	Markel Corp.	4.300%	11/1/47	100	94
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	754
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,350	1,341
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,610	3,510
	MetLife Inc.	6.500%	12/15/32	1,725	2,127
	MetLife Inc.	6.375%	6/15/34	2,747	3,325
	MetLife Inc.	5.700%	6/15/35	3,875	4,422
	MetLife Inc.	5.875%	2/6/41	2,543	2,967
	MetLife Inc.	4.125%	8/13/42	2,932	2,750
	MetLife Inc.	4.875%	11/13/43	3,931	4,103
	MetLife Inc.	4.721%	12/15/44	2,975	3,034
	MetLife Inc.	4.050%	3/1/45	2,316	2,145
	MetLife Inc.	4.600%	5/13/46	1,130	1,139
3	MetLife Inc.	6.400%	12/15/66	4,545	4,852
3	MetLife Inc.	10.750%	8/1/69	840	1,300
3	Nationwide Financial Services Inc.	6.750%	5/15/87	875	960
	Principal Financial Group Inc.	4.625%	9/15/42	1,525	1,537
	Principal Financial Group Inc.	4.350%	5/15/43	1,575	1,524
	Principal Financial Group Inc.	4.300%	11/15/46	1,005	939
	Progressive Corp.	6.625%	3/1/29	1,050	1,258
	Progressive Corp.	4.350%	4/25/44	3,115	3,105
	Progressive Corp.	4.125%	4/15/47	3,500	3,410
	Progressive Corp.	4.200%	3/15/48	2,050	2,020
	Prudential Financial Inc.	5.750%	7/15/33	350	402
	Prudential Financial Inc.	5.700%	12/14/36	2,690	3,140
	Prudential Financial Inc.	6.625%	12/1/37	1,318	1,656
	Prudential Financial Inc.	6.625%	6/21/40	1,150	1,477
	Prudential Financial Inc.	6.200%	11/15/40	1,725	2,067
	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,302
	Prudential Financial Inc.	4.600%	5/15/44	1,713	1,744
	Prudential Financial Inc.	3.905%	12/7/47	2,311	2,078
	Prudential Financial Inc.	3.935%	12/7/49	3,538	3,193
	Sompo International Holdings Ltd.	7.000%	7/15/34	1,125	1,370
	Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,428
	Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,301
	Travelers Cos. Inc.	6.250%	6/15/37	2,640	3,263
	Travelers Cos. Inc.	5.350%	11/1/40	3,078	3,553
	Travelers Cos. Inc.	4.600%	8/1/43	1,825	1,908
	Travelers Cos. Inc.	4.300%	8/25/45	775	780
	Travelers Cos. Inc.	3.750%	5/15/46	2,030	1,865
	Travelers Cos. Inc.	4.000%	5/30/47	2,000	1,921
	Travelers Cos. Inc.	4.050%	3/7/48	1,250	1,213
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,055	2,541
	UnitedHealth Group Inc.	4.625%	7/15/35	3,816	4,011
	UnitedHealth Group Inc.	5.800%	3/15/36	1,395	1,654
	UnitedHealth Group Inc.	6.500%	6/15/37	1,265	1,639
	UnitedHealth Group Inc.	6.625%	11/15/37	2,425	3,149
	UnitedHealth Group Inc.	6.875%	2/15/38	4,066	5,391
	UnitedHealth Group Inc.	5.700%	10/15/40	100	119
	UnitedHealth Group Inc.	5.950%	2/15/41	1,050	1,297
	UnitedHealth Group Inc.	4.625%	11/15/41	2,750	2,891
	UnitedHealth Group Inc.	4.375%	3/15/42	1,675	1,688

79

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	3.950%	10/15/42	1,980	1,871
UnitedHealth Group Inc.	4.250%	3/15/43	4,198	4,160
UnitedHealth Group Inc.	4.750%	7/15/45	5,230	5,586
UnitedHealth Group Inc.	4.200%	1/15/47	3,484	3,421
UnitedHealth Group Inc.	4.250%	4/15/47	1,252	1,246
UnitedHealth Group Inc.	3.750%	10/15/47	2,950	2,719
UnitedHealth Group Inc.	4.250%	6/15/48	5,750	5,752
Unum Group	5.750%	8/15/42	1,905	2,027
Voya Financial Inc.	5.700%	7/15/43	1,375	1,518
Voya Financial Inc.	4.800%	6/15/46	950	930
WR Berkley Corp.	4.750%	8/1/44	2,170	2,232
XLIT Ltd.	5.250%	12/15/43	1,150	1,256
XLIT Ltd.	5.500%	3/31/45	1,500	1,556
Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	702	698
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,800	1,815
AvalonBay Communities Inc.	3.900%	10/15/46	1,350	1,251
AvalonBay Communities Inc.	4.150%	7/1/47	525	508
AvalonBay Communities Inc.	4.350%	4/15/48	1,250	1,237
Digital Realty Trust LP	4.450%	7/15/28	2,775	2,782
ERP Operating LP	4.500%	7/1/44	2,325	2,360
ERP Operating LP	4.500%	6/1/45	1,025	1,041
ERP Operating LP	4.000%	8/1/47	1,000	933
Essex Portfolio LP	4.500%	3/15/48	1,000	977
Federal Realty Investment Trust	4.500%	12/1/44	2,110	2,136
HCP Inc.	6.750%	2/1/41	900	1,137
Hospitality Properties Trust	4.375%	2/15/30	1,600	1,477
Kilroy Realty LP	4.250%	8/15/29	650	637
Kimco Realty Corp.	4.250%	4/1/45	1,000	894
Kimco Realty Corp.	4.125%	12/1/46	1,200	1,045
Kimco Realty Corp.	4.450%	9/1/47	1,180	1,074
Prologis LP	3.875%	9/15/28	1,000	1,000
Prologis LP	4.375%	9/15/48	1,000	1,014
Realty Income Corp.	4.650%	3/15/47	3,090	3,124
Regency Centers LP	4.400%	2/1/47	1,450	1,382
Simon Property Group LP	6.750%	2/1/40	2,070	2,666
Simon Property Group LP	4.750%	3/15/42	1,500	1,567
Simon Property Group LP	4.250%	10/1/44	1,465	1,429
Simon Property Group LP	4.250%	11/30/46	2,000	1,936
Ventas Realty LP	5.700%	9/30/43	750	820
Ventas Realty LP	4.375%	2/1/45	1,450	1,331
Welltower Inc.	6.500%	3/15/41	1,340	1,623
				865,477
Industrial (34.8%)
Basic Industry (2.1%)
Albemarle Corp.	5.450%	12/1/44	1,250	1,322
ArcelorMittal	7.000%	10/15/39	3,675	4,222
ArcelorMittal	6.750%	3/1/41	1,500	1,695
Barrick Gold Corp.	5.250%	4/1/42	1,854	1,929
Barrick North America Finance LLC	5.700%	5/30/41	2,890	3,161
Barrick North America Finance LLC	5.750%	5/1/43	3,031	3,367
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	3,057	3,397
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,435	3,433
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,796	8,763
4 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,700	1,654
Dow Chemical Co.	7.375%	11/1/29	2,743	3,424
Dow Chemical Co.	4.250%	10/1/34	2,125	2,040
Dow Chemical Co.	9.400%	5/15/39	2,521	3,881
Dow Chemical Co.	5.250%	11/15/41	2,839	2,984
Dow Chemical Co.	4.375%	11/15/42	5,337	5,034
Eastman Chemical Co.	4.800%	9/1/42	2,090	2,057
Eastman Chemical Co.	4.650%	10/15/44	2,650	2,594
Ecolab Inc.	5.500%	12/8/41	469	551

80

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ecolab Inc.	3.950%	12/1/47	3,829	3,661
EI du Pont de Nemours & Co.	5.600%	12/15/36	627	723
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,290	2,353
EI du Pont de Nemours & Co.	4.150%	2/15/43	2,375	2,228
Georgia-Pacific LLC	7.250%	6/1/28	200	251
Georgia-Pacific LLC	7.750%	11/15/29	1,365	1,828
Georgia-Pacific LLC	8.875%	5/15/31	1,500	2,192
Goldcorp Inc.	5.450%	6/9/44	1,425	1,472
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,725	1,554
International Paper Co.	5.000%	9/15/35	2,095	2,117
International Paper Co.	7.300%	11/15/39	1,842	2,313
International Paper Co.	6.000%	11/15/41	1,870	2,082
International Paper Co.	4.800%	6/15/44	4,171	4,034
International Paper Co.	5.150%	5/15/46	2,150	2,176
International Paper Co.	4.400%	8/15/47	4,641	4,211
International Paper Co.	4.350%	8/15/48	2,850	2,568
Lubrizol Corp.	6.500%	10/1/34	825	1,087
LYB International Finance BV	5.250%	7/15/43	1,555	1,615
LYB International Finance BV	4.875%	3/15/44	3,988	3,951
LyondellBasell Industries NV	4.625%	2/26/55	3,385	3,094
Meadwestvaco Corp.	7.950%	2/15/31	2,125	2,775
Methanex Corp.	5.650%	12/1/44	1,100	1,066
Monsanto Co.	4.200%	7/15/34	2,800	2,546
Monsanto Co.	5.875%	4/15/38	1,100	1,192
Monsanto Co.	3.600%	7/15/42	425	348
Monsanto Co.	3.950%	4/15/45	2,800	2,428
Monsanto Co.	4.700%	7/15/64	2,570	2,238
Mosaic Co.	5.450%	11/15/33	1,825	1,845
Mosaic Co.	4.875%	11/15/41	1,130	1,025
Mosaic Co.	5.625%	11/15/43	1,450	1,449
Newmont Mining Corp.	5.875%	4/1/35	1,410	1,615
Newmont Mining Corp.	6.250%	10/1/39	2,920	3,374
Newmont Mining Corp.	4.875%	3/15/42	3,542	3,550
Nucor Corp.	6.400%	12/1/37	2,493	3,079
Nucor Corp.	5.200%	8/1/43	1,630	1,795
Nucor Corp.	4.400%	5/1/48	1,650	1,623
Nutrien Ltd.	4.125%	3/15/35	1,300	1,204
Nutrien Ltd.	7.125%	5/23/36	500	644
Nutrien Ltd.	5.875%	12/1/36	1,465	1,670
Nutrien Ltd.	5.625%	12/1/40	2,005	2,219
Nutrien Ltd.	6.125%	1/15/41	1,510	1,736
Nutrien Ltd.	4.900%	6/1/43	2,975	2,942
Nutrien Ltd.	5.250%	1/15/45	1,810	1,871
Placer Dome Inc.	6.450%	10/15/35	900	1,067
Praxair Inc.	3.550%	11/7/42	1,910	1,782
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,000	1,261
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,098
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	3,609	4,559
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,326	4,882
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,335
Rio Tinto Finance USA plc	4.125%	8/21/42	2,246	2,208
Rohm & Haas Co.	7.850%	7/15/29	1,656	2,125
RPM International Inc.	5.250%	6/1/45	500	521
RPM International Inc.	4.250%	1/15/48	2,050	1,861
Sherwin-Williams Co.	4.000%	12/15/42	400	354
Sherwin-Williams Co.	4.550%	8/1/45	1,360	1,309
Sherwin-Williams Co.	4.500%	6/1/47	3,216	3,080
Southern Copper Corp.	7.500%	7/27/35	1,350	1,638
Southern Copper Corp.	6.750%	4/16/40	4,968	5,745
Southern Copper Corp.	5.250%	11/8/42	3,745	3,690
Southern Copper Corp.	5.875%	4/23/45	5,035	5,351
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,151
Vale Overseas Ltd.	8.250%	1/17/34	2,133	2,658
Vale Overseas Ltd.	6.875%	11/21/36	9,075	10,153

81

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Vale Overseas Ltd.	6.875%	11/10/39	4,965	5,623
Vale SA	5.625%	9/11/42	1,185	1,201
Westlake Chemical Corp.	5.000%	8/15/46	3,138	3,161
Westlake Chemical Corp.	4.375%	11/15/47	1,690	1,550
Westrock MWV LLC	8.200%	1/15/30	590	779
Weyerhaeuser Co.	7.375%	3/15/32	3,205	4,072
Weyerhaeuser Co.	6.875%	12/15/33	1,250	1,522
Capital Goods (2.5%)
3M Co.	3.875%	6/15/44	350	344
3M Co.	3.125%	9/19/46	3,000	2,573
3M Co.	3.625%	10/15/47	2,500	2,358
ABB Finance USA Inc.	4.375%	5/8/42	1,841	1,875
Boeing Co.	6.125%	2/15/33	1,610	2,013
Boeing Co.	3.300%	3/1/35	1,000	937
Boeing Co.	6.625%	2/15/38	1,600	2,130
Boeing Co.	3.550%	3/1/38	950	918
Boeing Co.	6.875%	3/15/39	1,363	1,894
Boeing Co.	5.875%	2/15/40	1,575	1,978
Boeing Co.	3.375%	6/15/46	1,200	1,084
Boeing Co.	3.650%	3/1/47	1,000	944
Boeing Co.	3.625%	3/1/48	1,150	1,075
Caterpillar Inc.	5.300%	9/15/35	1,550	1,767
Caterpillar Inc.	6.050%	8/15/36	1,540	1,921
Caterpillar Inc.	5.200%	5/27/41	2,412	2,760
Caterpillar Inc.	3.803%	8/15/42	6,978	6,661
Caterpillar Inc.	4.300%	5/15/44	1,300	1,337
Caterpillar Inc.	4.750%	5/15/64	1,750	1,803
Crane Co.	4.200%	3/15/48	1,550	1,472
Deere & Co.	5.375%	10/16/29	2,369	2,696
Deere & Co.	8.100%	5/15/30	800	1,088
Deere & Co.	7.125%	3/3/31	200	259
Deere & Co.	3.900%	6/9/42	3,356	3,274
Dover Corp.	5.375%	10/15/35	825	930
Dover Corp.	6.600%	3/15/38	575	729
Dover Corp.	5.375%	3/1/41	1,450	1,653
Eaton Corp.	4.000%	11/2/32	2,740	2,720
Eaton Corp.	4.150%	11/2/42	2,656	2,562
Eaton Corp.	3.915%	9/15/47	1,300	1,210
Emerson Electric Co.	5.250%	11/15/39	125	143
Fortive Corp.	4.300%	6/15/46	1,275	1,195
General Dynamics Corp.	3.600%	11/15/42	1,705	1,617
General Electric Co.	6.750%	3/15/32	10,077	12,322
General Electric Co.	6.150%	8/7/37	3,414	3,981
General Electric Co.	5.875%	1/14/38	9,188	10,379
General Electric Co.	6.875%	1/10/39	7,770	9,800
General Electric Co.	4.125%	10/9/42	6,331	5,860
General Electric Co.	4.500%	3/11/44	7,616	7,458
Harris Corp.	4.854%	4/27/35	1,750	1,796
Harris Corp.	6.150%	12/15/40	845	1,002
Harris Corp.	5.054%	4/27/45	1,995	2,071
Honeywell International Inc.	5.700%	3/15/36	1,500	1,852
Honeywell International Inc.	5.700%	3/15/37	2,050	2,503
Honeywell International Inc.	5.375%	3/1/41	1,720	2,036
Illinois Tool Works Inc.	4.875%	9/15/41	2,533	2,845
Illinois Tool Works Inc.	3.900%	9/1/42	3,983	3,909
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	3,250	3,758
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	925	882
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	1,325	1,360
Johnson Controls International plc	6.000%	1/15/36	1,150	1,332
Johnson Controls International plc	5.700%	3/1/41	1,050	1,140
Johnson Controls International plc	4.625%	7/2/44	1,400	1,408
Johnson Controls International plc	5.125%	9/14/45	2,345	2,439
Johnson Controls International plc	4.500%	2/15/47	1,325	1,280

82

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson Controls International plc	4.950%	7/2/64	1,300	1,239
Lafarge SA	7.125%	7/15/36	1,350	1,689
Lockheed Martin Corp.	3.600%	3/1/35	200	186
Lockheed Martin Corp.	4.500%	5/15/36	1,675	1,733
Lockheed Martin Corp.	6.150%	9/1/36	2,535	3,118
Lockheed Martin Corp.	5.720%	6/1/40	2,239	2,637
Lockheed Martin Corp.	4.850%	9/15/41	322	344
Lockheed Martin Corp.	4.070%	12/15/42	3,515	3,378
Lockheed Martin Corp.	3.800%	3/1/45	2,427	2,228
Lockheed Martin Corp.	4.700%	5/15/46	5,060	5,318
Lockheed Martin Corp.	4.090%	9/15/52	3,600	3,373
Martin Marietta Materials Inc.	4.250%	12/15/47	2,400	2,077
Masco Corp.	7.750%	8/1/29	443	537
Masco Corp.	6.500%	8/15/32	160	176
Masco Corp.	4.500%	5/15/47	925	809
Northrop Grumman Corp.	5.050%	11/15/40	1,900	2,058
Northrop Grumman Corp.	4.750%	6/1/43	2,082	2,166
Northrop Grumman Corp.	3.850%	4/15/45	2,541	2,297
Northrop Grumman Corp.	4.030%	10/15/47	6,625	6,184
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,465	1,917
Owens Corning	7.000%	12/1/36	1,034	1,214
Owens Corning	4.300%	7/15/47	2,700	2,210
Owens Corning	4.400%	1/30/48	1,300	1,079
Parker-Hannifin Corp.	4.200%	11/21/34	1,400	1,430
Parker-Hannifin Corp.	6.250%	5/15/38	2,595	3,290
Parker-Hannifin Corp.	4.450%	11/21/44	2,010	2,096
Parker-Hannifin Corp.	4.100%	3/1/47	2,072	2,037
Precision Castparts Corp.	3.900%	1/15/43	1,505	1,443
Precision Castparts Corp.	4.375%	6/15/45	1,575	1,650
Raytheon Co.	4.875%	10/15/40	2,000	2,254
Raytheon Co.	4.700%	12/15/41	1,750	1,930
Republic Services Inc.	6.200%	3/1/40	1,110	1,364
Republic Services Inc.	5.700%	5/15/41	1,195	1,398
Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,043
Rockwell Collins Inc.	4.350%	4/15/47	3,955	3,781
Snap-on Inc.	4.100%	3/1/48	1,250	1,242
Sonoco Products Co.	5.750%	11/1/40	1,700	1,897
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,438
United Technologies Corp.	6.700%	8/1/28	1,175	1,417
United Technologies Corp.	7.500%	9/15/29	1,905	2,418
United Technologies Corp.	5.400%	5/1/35	2,275	2,458
United Technologies Corp.	6.050%	6/1/36	4,525	5,217
United Technologies Corp.	6.125%	7/15/38	2,275	2,670
United Technologies Corp.	5.700%	4/15/40	4,435	5,015
United Technologies Corp.	4.500%	6/1/42	10,125	9,920
United Technologies Corp.	4.150%	5/15/45	2,199	2,047
United Technologies Corp.	3.750%	11/1/46	1,050	917
United Technologies Corp.	4.050%	5/4/47	2,000	1,834
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,391
Valmont Industries Inc.	5.250%	10/1/54	1,000	927
Vulcan Materials Co.	4.500%	6/15/47	2,490	2,258
Waste Management Inc.	3.900%	3/1/35	2,540	2,479
Waste Management Inc.	4.100%	3/1/45	3,432	3,377
WW Grainger Inc.	4.600%	6/15/45	3,600	3,702
WW Grainger Inc.	3.750%	5/15/46	1,325	1,194
WW Grainger Inc.	4.200%	5/15/47	820	795
Xylem Inc.	4.375%	11/1/46	1,600	1,554
Communication (7.0%)
21st Century Fox America Inc.	6.550%	3/15/33	1,225	1,468
21st Century Fox America Inc.	6.200%	12/15/34	3,690	4,353
21st Century Fox America Inc.	6.400%	12/15/35	5,230	6,282
21st Century Fox America Inc.	8.150%	10/17/36	1,075	1,509
21st Century Fox America Inc.	6.150%	3/1/37	2,980	3,526

83

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	21st Century Fox America Inc.	6.650%	11/15/37	4,080	5,049
	21st Century Fox America Inc.	7.850%	3/1/39	775	1,075
	21st Century Fox America Inc.	6.900%	8/15/39	2,538	3,237
	21st Century Fox America Inc.	6.150%	2/15/41	2,125	2,532
	21st Century Fox America Inc.	5.400%	10/1/43	3,535	3,888
	21st Century Fox America Inc.	4.750%	9/15/44	4,265	4,323
	21st Century Fox America Inc.	4.950%	10/15/45	600	628
	21st Century Fox America Inc.	7.750%	12/1/45	1,995	2,821
	Activision Blizzard Inc.	4.500%	6/15/47	1,625	1,566
	America Movil SAB de CV	6.375%	3/1/35	3,685	4,313
	America Movil SAB de CV	6.125%	11/15/37	1,375	1,601
	America Movil SAB de CV	6.125%	3/30/40	6,265	7,360
	America Movil SAB de CV	4.375%	7/16/42	4,000	3,899
4	AT&T Inc.	4.300%	2/15/30	11,201	10,566
	AT&T Inc.	8.250%	11/15/31	1,842	2,399
	AT&T Inc.	4.500%	5/15/35	8,474	7,830
	AT&T Inc.	5.250%	3/1/37	12,057	11,872
4	AT&T Inc.	4.900%	8/15/37	7,750	7,353
	AT&T Inc.	6.350%	3/15/40	2,510	2,741
	AT&T Inc.	6.000%	8/15/40	4,186	4,369
	AT&T Inc.	5.350%	9/1/40	6,956	6,761
	AT&T Inc.	6.375%	3/1/41	4,196	4,581
	AT&T Inc.	5.550%	8/15/41	4,098	4,076
	AT&T Inc.	5.150%	3/15/42	4,425	4,187
	AT&T Inc.	4.300%	12/15/42	6,701	5,706
	AT&T Inc.	4.800%	6/15/44	8,525	7,639
	AT&T Inc.	4.350%	6/15/45	7,342	6,198
	AT&T Inc.	4.750%	5/15/46	11,911	10,550
4	AT&T Inc.	5.150%	11/15/46	8,022	7,500
	AT&T Inc.	5.450%	3/1/47	6,795	6,687
	AT&T Inc.	4.500%	3/9/48	16,117	13,874
	AT&T Inc.	4.550%	3/9/49	8,729	7,540
4	AT&T Inc.	5.150%	2/15/50	6,325	5,882
	AT&T Inc.	5.700%	3/1/57	3,295	3,264
4	AT&T Inc.	5.300%	8/15/58	2,175	2,023
	Bell Canada Inc.	4.464%	4/1/48	2,500	2,462
	British Telecommunications plc	9.625%	12/15/30	9,001	12,849
	CBS Corp.	7.875%	7/30/30	2,203	2,727
	CBS Corp.	5.500%	5/15/33	1,323	1,367
	CBS Corp.	5.900%	10/15/40	925	1,004
	CBS Corp.	4.850%	7/1/42	1,961	1,868
	CBS Corp.	4.900%	8/15/44	2,855	2,734
	CBS Corp.	4.600%	1/15/45	1,250	1,155
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	7,259	7,574
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	4/1/38	2,825	2,676
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	11,762	12,356
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	5/1/47	7,874	7,159
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.750%	4/1/48	5,800	5,585
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.834%	10/23/55	1,645	1,766
	Comcast Corp.	4.250%	1/15/33	3,201	3,124
	Comcast Corp.	7.050%	3/15/33	1,055	1,309
	Comcast Corp.	4.200%	8/15/34	4,959	4,719
	Comcast Corp.	5.650%	6/15/35	2,825	3,123
	Comcast Corp.	4.400%	8/15/35	4,345	4,224
	Comcast Corp.	6.500%	11/15/35	4,540	5,390
	Comcast Corp.	3.200%	7/15/36	3,515	2,921
	Comcast Corp.	6.450%	3/15/37	3,223	3,835
	Comcast Corp.	6.950%	8/15/37	2,748	3,442

84

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Comcast Corp.	3.900%	3/1/38	4,170	3,801
	Comcast Corp.	6.400%	5/15/38	2,006	2,377
	Comcast Corp.	6.400%	3/1/40	1,671	1,984
	Comcast Corp.	4.650%	7/15/42	2,905	2,812
	Comcast Corp.	4.500%	1/15/43	1,750	1,649
	Comcast Corp.	4.750%	3/1/44	3,666	3,597
	Comcast Corp.	4.600%	8/15/45	5,967	5,727
	Comcast Corp.	3.400%	7/15/46	5,160	4,184
	Comcast Corp.	4.000%	8/15/47	2,800	2,466
	Comcast Corp.	3.969%	11/1/47	8,040	7,065
	Comcast Corp.	4.000%	3/1/48	1,650	1,450
	Comcast Corp.	3.999%	11/1/49	6,815	5,956
	Comcast Corp.	4.049%	11/1/52	5,110	4,415
	Crown Castle International Corp.	4.750%	5/15/47	1,425	1,344
	Deutsche Telekom International Finance BV	8.750%	6/15/30	13,410	17,752
	Discovery Communications LLC	5.000%	9/20/37	4,206	4,056
	Discovery Communications LLC	6.350%	6/1/40	2,852	3,128
	Discovery Communications LLC	4.950%	5/15/42	1,950	1,814
	Discovery Communications LLC	4.875%	4/1/43	2,852	2,635
	Discovery Communications LLC	5.200%	9/20/47	4,148	4,010
	Grupo Televisa SAB	8.500%	3/11/32	1,135	1,437
	Grupo Televisa SAB	6.625%	1/15/40	1,710	1,836
	Grupo Televisa SAB	5.000%	5/13/45	3,860	3,405
	Grupo Televisa SAB	6.125%	1/31/46	3,000	3,087
	Koninklijke KPN NV	8.375%	10/1/30	3,275	4,286
	Moody's Corp.	5.250%	7/15/44	2,025	2,266
	NBCUniversal Media LLC	6.400%	4/30/40	1,870	2,224
	NBCUniversal Media LLC	5.950%	4/1/41	3,932	4,420
	NBCUniversal Media LLC	4.450%	1/15/43	3,352	3,166
	Orange SA	9.000%	3/1/31	8,199	11,251
	Orange SA	5.375%	1/13/42	3,025	3,287
	Orange SA	5.500%	2/6/44	2,816	3,075
	Rogers Communications Inc.	7.500%	8/15/38	2,750	3,654
	Rogers Communications Inc.	4.500%	3/15/43	2,325	2,288
	Rogers Communications Inc.	5.450%	10/1/43	900	987
	Rogers Communications Inc.	5.000%	3/15/44	2,924	3,037
	Rogers Communications Inc.	4.300%	2/15/48	2,000	1,904
	S&P Global Inc.	6.550%	11/15/37	1,325	1,677
	S&P Global Inc.	4.500%	5/15/48	1,750	1,778
	Telefonica Emisiones SAU	7.045%	6/20/36	7,005	8,457
	Telefonica Emisiones SAU	4.665%	3/6/38	2,500	2,360
	Telefonica Emisiones SAU	5.213%	3/8/47	7,107	6,806
	Telefonica Emisiones SAU	4.895%	3/6/48	4,675	4,335
	Telefonica Europe BV	8.250%	9/15/30	3,917	5,053
	TELUS Corp.	4.600%	11/16/48	1,750	1,713
	Thomson Reuters Corp.	5.500%	8/15/35	1,790	1,883
	Thomson Reuters Corp.	5.850%	4/15/40	1,090	1,190
	Thomson Reuters Corp.	4.500%	5/23/43	1,075	993
	Thomson Reuters Corp.	5.650%	11/23/43	1,675	1,788
	Time Warner Cable LLC	6.550%	5/1/37	5,031	5,294
	Time Warner Cable LLC	7.300%	7/1/38	4,943	5,599
	Time Warner Cable LLC	6.750%	6/15/39	4,994	5,315
	Time Warner Cable LLC	5.875%	11/15/40	4,113	4,012
	Time Warner Cable LLC	5.500%	9/1/41	4,317	4,017
	Time Warner Cable LLC	4.500%	9/15/42	4,279	3,520
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,989	3,673
	Time Warner Inc.	3.800%	2/15/27	1,500	1,420
	Time Warner Inc.	5.375%	10/15/41	2,300	2,266
	Time Warner Inc.	4.900%	6/15/42	5,690	5,247
	Time Warner Inc.	5.350%	12/15/43	1,945	1,895
	Time Warner Inc.	4.650%	6/1/44	6,400	5,679
4	Verizon Communications Inc.	4.329%	9/21/28	15,000	14,885
	Verizon Communications Inc.	4.500%	8/10/33	11,756	11,384
	Verizon Communications Inc.	4.400%	11/1/34	10,122	9,491

85

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	4.272%	1/15/36	10,944	10,092
Verizon Communications Inc.	5.250%	3/16/37	10,743	11,039
Verizon Communications Inc.	4.812%	3/15/39	7,219	6,990
Verizon Communications Inc.	4.750%	11/1/41	3,660	3,467
Verizon Communications Inc.	3.850%	11/1/42	5,440	4,551
Verizon Communications Inc.	4.125%	8/15/46	5,168	4,426
Verizon Communications Inc.	4.862%	8/21/46	15,269	14,336
Verizon Communications Inc.	5.500%	3/16/47	5,569	5,798
Verizon Communications Inc.	4.522%	9/15/48	15,882	14,495
Verizon Communications Inc.	5.012%	4/15/49	12,770	12,458
Verizon Communications Inc.	5.012%	8/21/54	18,093	16,979
Verizon Communications Inc.	4.672%	3/15/55	17,000	15,005
Viacom Inc.	6.875%	4/30/36	3,460	3,745
Viacom Inc.	4.375%	3/15/43	6,962	5,822
Viacom Inc.	5.850%	9/1/43	2,965	2,973
Vodafone Group plc	7.875%	2/15/30	2,425	3,017
Vodafone Group plc	6.250%	11/30/32	1,705	1,917
Vodafone Group plc	6.150%	2/27/37	5,355	5,882
Vodafone Group plc	5.000%	5/30/38	3,640	3,576
Vodafone Group plc	4.375%	2/19/43	4,875	4,369
Vodafone Group plc	5.250%	5/30/48	9,850	9,789
Walt Disney Co.	7.000%	3/1/32	1,615	2,084
Walt Disney Co.	4.375%	8/16/41	1,275	1,282
Walt Disney Co.	4.125%	12/1/41	2,305	2,230
Walt Disney Co.	3.700%	12/1/42	1,727	1,564
Walt Disney Co.	4.125%	6/1/44	3,358	3,242
Walt Disney Co.	3.000%	7/30/46	965	757
Warner Media LLC	7.625%	4/15/31	3,000	3,751
WPP Finance 2010	5.125%	9/7/42	1,000	981
WPP Finance 2010	5.625%	11/15/43	1,640	1,719
Consumer Cyclical (3.0%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	2,300	2,295
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	2,590
Alibaba Group Holding Ltd.	4.200%	12/6/47	5,175	4,720
Alibaba Group Holding Ltd.	4.400%	12/6/57	4,000	3,661
Amazon.com Inc.	4.800%	12/5/34	4,450	4,858
Amazon.com Inc.	3.875%	8/22/37	9,390	9,159
Amazon.com Inc.	4.950%	12/5/44	5,050	5,599
Amazon.com Inc.	4.050%	8/22/47	10,275	10,049
Amazon.com Inc.	4.250%	8/22/57	8,875	8,740
Aptiv plc	4.400%	10/1/46	1,025	961
Bed Bath & Beyond Inc.	4.915%	8/1/34	980	789
Bed Bath & Beyond Inc.	5.165%	8/1/44	3,000	2,292
BorgWarner Inc.	4.375%	3/15/45	1,600	1,508
Cummins Inc.	7.125%	3/1/28	950	1,178
Cummins Inc.	4.875%	10/1/43	1,125	1,247
Daimler Finance North America LLC	8.500%	1/18/31	4,963	6,975
Darden Restaurants Inc.	4.550%	2/15/48	1,000	928
eBay Inc.	4.000%	7/15/42	2,395	2,062
Ford Holdings LLC	9.300%	3/1/30	1,030	1,345
Ford Motor Co.	6.625%	10/1/28	1,875	2,101
Ford Motor Co.	6.375%	2/1/29	1,181	1,297
Ford Motor Co.	7.450%	7/16/31	4,962	5,825
Ford Motor Co.	4.750%	1/15/43	4,955	4,268
Ford Motor Co.	7.400%	11/1/46	1,075	1,272
Ford Motor Co.	5.291%	12/8/46	4,826	4,480
General Motors Co.	5.000%	4/1/35	4,080	3,876
General Motors Co.	6.600%	4/1/36	3,126	3,386
General Motors Co.	5.150%	4/1/38	1,912	1,806
General Motors Co.	6.250%	10/2/43	6,081	6,302
General Motors Co.	5.200%	4/1/45	4,445	4,063
General Motors Co.	6.750%	4/1/46	2,566	2,817
General Motors Co.	5.400%	4/1/48	2,975	2,824

86

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Harley-Davidson Inc.	4.625%	7/28/45	1,505	1,468
Home Depot Inc.	5.875%	12/16/36	10,200	12,381
Home Depot Inc.	5.400%	9/15/40	2,025	2,344
Home Depot Inc.	5.950%	4/1/41	2,838	3,500
Home Depot Inc.	4.200%	4/1/43	3,430	3,415
Home Depot Inc.	4.875%	2/15/44	3,358	3,673
Home Depot Inc.	4.400%	3/15/45	3,542	3,633
Home Depot Inc.	4.250%	4/1/46	4,788	4,821
Home Depot Inc.	3.900%	6/15/47	3,803	3,645
Home Depot Inc.	3.500%	9/15/56	2,368	2,019
Kohl's Corp.	5.550%	7/17/45	1,100	1,069
Lowe's Cos. Inc.	6.500%	3/15/29	446	542
Lowe's Cos. Inc.	4.650%	4/15/42	3,788	3,916
Lowe's Cos. Inc.	4.250%	9/15/44	152	148
Lowe's Cos. Inc.	4.375%	9/15/45	3,261	3,239
Lowe's Cos. Inc.	3.700%	4/15/46	5,054	4,521
Lowe's Cos. Inc.	4.050%	5/3/47	5,979	5,669
Macy's Retail Holdings Inc.	6.900%	4/1/29	1,125	1,207
Macy's Retail Holdings Inc.	4.500%	12/15/34	1,958	1,665
Mastercard Inc.	3.800%	11/21/46	1,800	1,739
Mastercard Inc.	3.950%	2/26/48	1,800	1,813
McDonald's Corp.	4.700%	12/9/35	3,069	3,210
McDonald's Corp.	6.300%	10/15/37	2,482	3,017
McDonald's Corp.	6.300%	3/1/38	2,121	2,538
McDonald's Corp.	5.700%	2/1/39	2,000	2,282
McDonald's Corp.	3.700%	2/15/42	2,275	2,009
McDonald's Corp.	3.625%	5/1/43	1,625	1,409
McDonald's Corp.	4.600%	5/26/45	2,290	2,300
McDonald's Corp.	4.875%	12/9/45	4,006	4,208
McDonald's Corp.	4.450%	3/1/47	4,740	4,709
NIKE Inc.	3.625%	5/1/43	1,450	1,344
NIKE Inc.	3.875%	11/1/45	666	640
NIKE Inc.	3.375%	11/1/46	4,350	3,839
Nordstrom Inc.	5.000%	1/15/44	3,274	2,989
QVC Inc.	5.450%	8/15/34	1,350	1,267
Starbucks Corp.	4.300%	6/15/45	1,075	1,029
Starbucks Corp.	3.750%	12/1/47	1,750	1,511
Target Corp.	6.350%	11/1/32	1,364	1,661
Target Corp.	6.500%	10/15/37	2,512	3,152
Target Corp.	7.000%	1/15/38	1,794	2,368
Target Corp.	4.000%	7/1/42	4,090	3,879
Target Corp.	3.625%	4/15/46	2,900	2,572
Target Corp.	3.900%	11/15/47	2,525	2,346
VF Corp.	6.450%	11/1/37	1,140	1,456
Visa Inc.	4.150%	12/14/35	4,963	5,125
Visa Inc.	4.300%	12/14/45	12,776	13,193
Visa Inc.	3.650%	9/15/47	1,363	1,268
Walgreen Co.	4.400%	9/15/42	1,475	1,306
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,550	1,462
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,975	4,683
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,990	1,843
Walmart Inc.	7.550%	2/15/30	2,549	3,432
Walmart Inc.	5.250%	9/1/35	6,856	7,939
Walmart Inc.	6.200%	4/15/38	6,723	8,638
Walmart Inc.	3.950%	6/28/38	4,850	4,856
Walmart Inc.	5.625%	4/1/40	2,493	3,032
Walmart Inc.	4.875%	7/8/40	1,440	1,607
Walmart Inc.	5.000%	10/25/40	1,740	1,970
Walmart Inc.	5.625%	4/15/41	3,135	3,870
Walmart Inc.	4.000%	4/11/43	1,451	1,442
Walmart Inc.	4.300%	4/22/44	1,669	1,738
Walmart Inc.	3.625%	12/15/47	2,930	2,740
Walmart Inc.	4.050%	6/29/48	10,400	10,452
Western Union Co.	6.200%	11/17/36	1,650	1,662

87

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consumer Noncyclical (8.9%)
	Abbott Laboratories	4.750%	11/30/36	8,505	8,954
	Abbott Laboratories	6.150%	11/30/37	1,903	2,268
	Abbott Laboratories	6.000%	4/1/39	1,245	1,471
	Abbott Laboratories	5.300%	5/27/40	318	348
	Abbott Laboratories	4.750%	4/15/43	2,150	2,236
	Abbott Laboratories	4.900%	11/30/46	10,849	11,666
	AbbVie Inc.	4.500%	5/14/35	8,220	8,057
	AbbVie Inc.	4.300%	5/14/36	2,781	2,660
	AbbVie Inc.	4.400%	11/6/42	9,348	8,851
	AbbVie Inc.	4.700%	5/14/45	9,565	9,462
	AbbVie Inc.	4.450%	5/14/46	7,300	6,984
	Actavis Inc.	4.625%	10/1/42	1,750	1,623
	Ahold Finance USA LLC	6.875%	5/1/29	1,575	1,846
	AHS Hospital Corp.	5.024%	7/1/45	1,450	1,627
	Allergan Funding SCS	4.550%	3/15/35	9,112	8,642
	Allergan Funding SCS	4.850%	6/15/44	5,450	5,258
	Allergan Funding SCS	4.750%	3/15/45	2,790	2,680
	Altria Group Inc.	4.250%	8/9/42	3,606	3,363
	Altria Group Inc.	4.500%	5/2/43	2,597	2,488
	Altria Group Inc.	5.375%	1/31/44	4,390	4,751
	Altria Group Inc.	3.875%	9/16/46	6,005	5,277
	AmerisourceBergen Corp.	4.250%	3/1/45	1,495	1,321
	AmerisourceBergen Corp.	4.300%	12/15/47	2,000	1,763
	Amgen Inc.	6.400%	2/1/39	1,650	1,995
	Amgen Inc.	4.950%	10/1/41	2,160	2,217
	Amgen Inc.	5.150%	11/15/41	5,225	5,506
	Amgen Inc.	4.400%	5/1/45	10,336	9,869
	Amgen Inc.	4.563%	6/15/48	4,751	4,639
	Amgen Inc.	4.663%	6/15/51	11,563	11,413
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	19,514	19,721
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,696	2,441
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,500	3,435
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	41,919	43,135
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	750	872
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,300	3,191
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	5,230	7,465
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,034	2,863
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,656	5,896
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,470	3,034
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,325	8,190
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,191	4,028
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	275	268
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,265	1,475
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	1,876
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,965	2,051
	Archer-Daniels-Midland Co.	4.016%	4/16/43	2,735	2,662
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,400	2,223
	Ascension Health	3.945%	11/15/46	3,925	3,862
3	Ascension Health	4.847%	11/15/53	1,379	1,556
	AstraZeneca plc	6.450%	9/15/37	8,062	9,963
	AstraZeneca plc	4.000%	9/18/42	3,750	3,513
	AstraZeneca plc	4.375%	11/16/45	3,127	3,071
4	BAT Capital Corp.	4.390%	8/15/37	8,325	7,815
4	BAT Capital Corp.	4.540%	8/15/47	8,310	7,745
	Baxalta Inc.	5.250%	6/23/45	3,693	3,806
	Baxter International Inc.	3.500%	8/15/46	1,375	1,178
	Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,244
	Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	1,545	1,561
	Becton Dickinson & Co.	5.000%	11/12/40	1,030	1,040
	Becton Dickinson & Co.	4.685%	12/15/44	4,063	3,934
	Becton Dickinson & Co.	4.669%	6/6/47	2,775	2,684
	Biogen Inc.	5.200%	9/15/45	6,071	6,389

88

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	1,000	1,007
	Boston Scientific Corp.	7.000%	11/15/35	1,680	2,142
	Boston Scientific Corp.	7.375%	1/15/40	505	682
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,690	1,488
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,925	2,049
	Brown-Forman Corp.	4.500%	7/15/45	1,650	1,760
	Campbell Soup Co.	3.800%	8/2/42	1,250	971
	Campbell Soup Co.	4.800%	3/15/48	3,150	2,841
	Cardinal Health Inc.	4.600%	3/15/43	2,375	2,206
	Cardinal Health Inc.	4.900%	9/15/45	1,550	1,478
	Cardinal Health Inc.	4.368%	6/15/47	2,000	1,760
3	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,525	2,383
	Celgene Corp.	5.250%	8/15/43	3,475	3,538
	Celgene Corp.	4.625%	5/15/44	4,431	4,112
	Celgene Corp.	5.000%	8/15/45	3,487	3,381
	Celgene Corp.	4.350%	11/15/47	4,084	3,608
	Celgene Corp.	4.550%	2/20/48	5,133	4,674
	Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	1,250	1,299
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,375	1,238
	City of Hope	5.623%	11/15/43	1,125	1,375
	City of Hope	4.378%	8/15/48	1,000	1,027
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	1,365	1,450
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,825	2,040
	Colgate-Palmolive Co.	4.000%	8/15/45	2,045	1,992
	Colgate-Palmolive Co.	3.700%	8/1/47	1,750	1,634
	Conagra Brands Inc.	7.000%	10/1/28	1,355	1,566
	Conagra Brands Inc.	8.250%	9/15/30	1,200	1,555
	Constellation Brands Inc.	4.500%	5/9/47	1,775	1,687
	Constellation Brands Inc.	4.100%	2/15/48	2,200	1,954
	CVS Health Corp.	4.875%	7/20/35	3,500	3,479
	CVS Health Corp.	4.780%	3/25/38	11,000	10,891
	CVS Health Corp.	6.125%	9/15/39	3,000	3,495
	CVS Health Corp.	5.300%	12/5/43	3,680	3,837
	CVS Health Corp.	5.125%	7/20/45	12,275	12,485
	CVS Health Corp.	5.050%	3/25/48	28,900	29,262
	Danaher Corp.	4.375%	9/15/45	1,625	1,692
	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,040
	Diageo Capital plc	5.875%	9/30/36	1,825	2,233
	Diageo Capital plc	3.875%	4/29/43	1,000	967
	Diageo Investment Corp.	7.450%	4/15/35	1,250	1,743
	Diageo Investment Corp.	4.250%	5/11/42	1,802	1,830
	Dignity Health California GO	4.500%	11/1/42	1,050	1,002
	Dignity Health California GO	5.267%	11/1/64	1,100	1,118
	Dr Pepper Snapple Group Inc.	4.500%	11/15/45	1,495	1,386
	Dr Pepper Snapple Group Inc.	4.420%	12/15/46	1,375	1,254
	Duke University Health System Inc.	3.920%	6/1/47	2,095	2,066
	Eli Lilly & Co.	5.550%	3/15/37	1,442	1,713
	Eli Lilly & Co.	3.700%	3/1/45	3,888	3,673
	Eli Lilly & Co.	3.950%	5/15/47	1,500	1,472
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,075	1,324
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,700	1,793
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,700	1,725
	Express Scripts Holding Co.	6.125%	11/15/41	1,020	1,132
	Express Scripts Holding Co.	4.800%	7/15/46	6,895	6,548
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,325	2,289
	Genentech Inc.	5.250%	7/15/35	300	344
	General Mills Inc.	4.550%	4/17/38	1,625	1,547
	General Mills Inc.	5.400%	6/15/40	2,075	2,168
	General Mills Inc.	4.150%	2/15/43	1,025	906
	General Mills Inc.	4.700%	4/17/48	3,050	2,913
	Gilead Sciences Inc.	4.600%	9/1/35	3,289	3,371
	Gilead Sciences Inc.	4.000%	9/1/36	2,958	2,839
	Gilead Sciences Inc.	5.650%	12/1/41	3,420	3,920
	Gilead Sciences Inc.	4.800%	4/1/44	6,934	7,226

89

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Gilead Sciences Inc.	4.500%	2/1/45	6,189	6,179
	Gilead Sciences Inc.	4.750%	3/1/46	6,202	6,385
	Gilead Sciences Inc.	4.150%	3/1/47	5,821	5,557
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,450	1,649
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,559	12,253
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,650	1,662
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,200	1,215
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,000	1,067
	Hasbro Inc.	6.350%	3/15/40	1,654	1,808
	Hasbro Inc.	5.100%	5/15/44	1,025	971
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,875	1,885
	JM Smucker Co.	4.250%	3/15/35	1,475	1,395
	JM Smucker Co.	4.375%	3/15/45	2,900	2,686
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,675	1,629
	Johnson & Johnson	6.950%	9/1/29	1,900	2,486
	Johnson & Johnson	4.950%	5/15/33	3,000	3,379
	Johnson & Johnson	4.375%	12/5/33	2,827	3,020
	Johnson & Johnson	3.550%	3/1/36	3,924	3,788
	Johnson & Johnson	3.625%	3/3/37	5,609	5,470
	Johnson & Johnson	5.950%	8/15/37	2,864	3,654
	Johnson & Johnson	3.400%	1/15/38	1,683	1,582
	Johnson & Johnson	5.850%	7/15/38	1,865	2,367
	Johnson & Johnson	4.500%	9/1/40	754	812
	Johnson & Johnson	4.850%	5/15/41	1,000	1,126
	Johnson & Johnson	4.500%	12/5/43	454	491
	Johnson & Johnson	3.700%	3/1/46	6,719	6,503
	Johnson & Johnson	3.750%	3/3/47	4,700	4,594
	Johnson & Johnson	3.500%	1/15/48	2,841	2,647
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,394
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,002	3,032
	Kellogg Co.	7.450%	4/1/31	127	160
	Kellogg Co.	4.500%	4/1/46	2,384	2,254
	Kimberly-Clark Corp.	6.625%	8/1/37	1,425	1,895
	Kimberly-Clark Corp.	5.300%	3/1/41	1,220	1,423
	Kimberly-Clark Corp.	3.700%	6/1/43	980	902
	Kimberly-Clark Corp.	3.200%	7/30/46	3,225	2,758
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,839	3,100
	Koninklijke Philips NV	6.875%	3/11/38	2,500	3,318
	Koninklijke Philips NV	5.000%	3/15/42	1,785	1,978
	Kraft Foods Group Inc.	6.875%	1/26/39	3,586	4,228
	Kraft Foods Group Inc.	6.500%	2/9/40	4,063	4,578
	Kraft Foods Group Inc.	5.000%	6/4/42	3,915	3,721
	Kraft Heinz Foods Co.	4.625%	1/30/29	3,800	3,765
	Kraft Heinz Foods Co.	5.000%	7/15/35	4,045	3,985
	Kraft Heinz Foods Co.	5.200%	7/15/45	6,565	6,379
	Kraft Heinz Foods Co.	4.375%	6/1/46	10,620	9,154
	Kroger Co.	7.700%	6/1/29	1,025	1,246
	Kroger Co.	8.000%	9/15/29	775	964
	Kroger Co.	7.500%	4/1/31	1,520	1,884
	Kroger Co.	6.900%	4/15/38	500	599
	Kroger Co.	5.400%	7/15/40	995	1,020
	Kroger Co.	5.000%	4/15/42	900	871
	Kroger Co.	5.150%	8/1/43	1,300	1,284
	Kroger Co.	3.875%	10/15/46	1,625	1,350
	Kroger Co.	4.450%	2/1/47	3,300	3,015
	Kroger Co.	4.650%	1/15/48	1,650	1,548
	Laboratory Corp. of America Holdings	4.700%	2/1/45	3,399	3,288
4	Maple Escrow Subsidiary Inc.	4.985%	5/25/38	2,125	2,135
4	Maple Escrow Subsidiary Inc.	5.085%	5/25/48	4,225	4,255
3	Mayo Clinic	3.774%	11/15/43	900	874
3	Mayo Clinic	4.000%	11/15/47	1,200	1,188
3	Mayo Clinic	4.128%	11/15/52	1,050	1,072
	McCormick & Co. Inc.	4.200%	8/15/47	1,200	1,134
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,335	1,598

90

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,553
	Medtronic Inc.	4.375%	3/15/35	8,681	8,977
	Medtronic Inc.	6.500%	3/15/39	1,000	1,270
	Medtronic Inc.	5.550%	3/15/40	1,535	1,787
	Medtronic Inc.	4.500%	3/15/42	1,800	1,856
	Medtronic Inc.	4.625%	3/15/44	3,406	3,582
	Medtronic Inc.	4.625%	3/15/45	15,125	15,997
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	850	983
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	1,555	1,576
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	1,975	2,039
	Merck & Co. Inc.	3.600%	9/15/42	1,754	1,648
	Merck & Co. Inc.	4.150%	5/18/43	5,384	5,501
	Merck & Co. Inc.	3.700%	2/10/45	6,410	6,096
	Molson Coors Brewing Co.	5.000%	5/1/42	3,743	3,763
	Molson Coors Brewing Co.	4.200%	7/15/46	6,325	5,671
	Mondelez International Inc.	4.625%	5/7/48	1,000	963
3	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	1,021
	Mylan Inc.	5.400%	11/29/43	1,690	1,671
4	Mylan Inc.	5.200%	4/15/48	2,500	2,408
	Mylan NV	5.250%	6/15/46	3,225	3,116
	New York & Presbyterian Hospital	4.024%	8/1/45	2,300	2,305
	New York & Presbyterian Hospital	4.063%	8/1/56	1,325	1,315
	Newell Brands Inc.	5.375%	4/1/36	2,677	2,633
	Newell Brands Inc.	5.500%	4/1/46	5,600	5,451
	Northwell Healthcare Inc.	3.979%	11/1/46	1,875	1,719
	Northwell Healthcare Inc.	4.260%	11/1/47	2,875	2,764
	Novartis Capital Corp.	3.700%	9/21/42	1,700	1,616
	Novartis Capital Corp.	4.400%	5/6/44	6,153	6,577
	Novartis Capital Corp.	4.000%	11/20/45	4,211	4,203
	NYU Hospitals Center	4.784%	7/1/44	1,150	1,259
3	NYU Hospitals Center	4.368%	7/1/47	2,000	2,030
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,042
	Partners Healthcare System Inc.	4.117%	7/1/55	1,000	992
	PepsiCo Inc.	5.500%	1/15/40	2,008	2,375
	PepsiCo Inc.	4.875%	11/1/40	1,797	1,985
	PepsiCo Inc.	4.000%	3/5/42	2,678	2,625
	PepsiCo Inc.	3.600%	8/13/42	1,625	1,508
	PepsiCo Inc.	4.250%	10/22/44	2,333	2,370
	PepsiCo Inc.	4.600%	7/17/45	2,799	2,988
	PepsiCo Inc.	4.450%	4/14/46	2,405	2,523
	PepsiCo Inc.	3.450%	10/6/46	5,100	4,547
	PepsiCo Inc.	4.000%	5/2/47	2,680	2,630
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,781	1,660
	Pfizer Inc.	4.000%	12/15/36	4,232	4,242
	Pfizer Inc.	7.200%	3/15/39	7,883	10,927
	Pfizer Inc.	4.300%	6/15/43	2,507	2,561
	Pfizer Inc.	4.400%	5/15/44	4,715	4,892
	Pfizer Inc.	4.125%	12/15/46	4,025	4,048
	Pharmacia LLC	6.600%	12/1/28	3,300	4,070
	Philip Morris International Inc.	6.375%	5/16/38	2,601	3,141
	Philip Morris International Inc.	4.375%	11/15/41	3,868	3,724
	Philip Morris International Inc.	4.500%	3/20/42	4,328	4,230
	Philip Morris International Inc.	3.875%	8/21/42	3,090	2,754
	Philip Morris International Inc.	4.125%	3/4/43	1,700	1,582
	Philip Morris International Inc.	4.875%	11/15/43	1,398	1,432
	Philip Morris International Inc.	4.250%	11/10/44	5,230	4,946
	Procter & Gamble Co.	3.500%	10/25/47	4,850	4,425
3	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,350	1,259
3	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,200	1,147
	Quest Diagnostics Inc.	4.700%	3/30/45	1,100	1,096
	Reynolds American Inc.	5.700%	8/15/35	3,077	3,305
	Reynolds American Inc.	7.250%	6/15/37	1,550	1,981
	Reynolds American Inc.	6.150%	9/15/43	1,500	1,697
	Reynolds American Inc.	5.850%	8/15/45	7,315	8,026

91

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,350	1,294
	Stanford Health Care	3.795%	11/15/48	1,800	1,738
	Stryker Corp.	4.100%	4/1/43	2,070	1,941
	Stryker Corp.	4.625%	3/15/46	3,975	4,033
	Sutter Health	3.695%	8/15/28	1,750	1,740
	Sutter Health	4.091%	8/15/48	1,125	1,093
	Sysco Corp.	4.850%	10/1/45	1,525	1,555
	Sysco Corp.	4.500%	4/1/46	2,200	2,142
	Sysco Corp.	4.450%	3/15/48	1,700	1,632
3	Texas Health Resources	4.330%	11/15/55	1,000	1,057
	The Pepsi Bottling Group Inc.	7.000%	3/1/29	4,158	5,300
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,500	1,654
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,500	2,358
	Trinity Health Corp.	4.125%	12/1/45	1,175	1,149
	Tyson Foods Inc.	4.875%	8/15/34	2,070	2,103
	Tyson Foods Inc.	5.150%	8/15/44	1,723	1,783
	Tyson Foods Inc.	4.550%	6/2/47	2,483	2,375
	Unilever Capital Corp.	5.900%	11/15/32	2,983	3,661
	Whirlpool Corp.	4.500%	6/1/46	1,650	1,530
	Wyeth LLC	6.500%	2/1/34	3,091	3,906
	Wyeth LLC	6.000%	2/15/36	510	626
	Wyeth LLC	5.950%	4/1/37	7,130	8,684
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	388
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	989
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,450	1,359
	Zoetis Inc.	4.700%	2/1/43	3,766	3,865
	Zoetis Inc.	3.950%	9/12/47	1,721	1,594
	Energy (5.7%)
	Anadarko Finance Co.	7.500%	5/1/31	1,831	2,253
	Anadarko Petroleum Corp.	6.450%	9/15/36	6,060	7,000
	Anadarko Petroleum Corp.	7.950%	6/15/39	1,150	1,510
	Anadarko Petroleum Corp.	6.200%	3/15/40	3,128	3,515
	Anadarko Petroleum Corp.	4.500%	7/15/44	2,080	1,919
	Anadarko Petroleum Corp.	6.600%	3/15/46	3,542	4,261
	Andeavor	4.500%	4/1/48	1,475	1,341
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	1,950	1,884
	Apache Corp.	6.000%	1/15/37	4,056	4,404
	Apache Corp.	5.100%	9/1/40	5,225	5,178
	Apache Corp.	5.250%	2/1/42	1,675	1,678
	Apache Corp.	4.750%	4/15/43	5,015	4,750
	Apache Corp.	4.250%	1/15/44	1,275	1,125
	Apache Finance Canada Corp.	7.750%	12/15/29	1,275	1,547
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,754	2,943
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
	Inc.	4.080%	12/15/47	5,150	4,589
	BP Capital Markets plc	3.723%	11/28/28	1,904	1,890
	Buckeye Partners LP	5.850%	11/15/43	1,525	1,461
	Buckeye Partners LP	5.600%	10/15/44	1,025	920
	Burlington Resources Finance Co.	7.200%	8/15/31	1,250	1,594
	Burlington Resources Finance Co.	7.400%	12/1/31	2,675	3,486
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,537
	Canadian Natural Resources Ltd.	6.450%	6/30/33	875	1,022
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	778
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,065	2,449
	Canadian Natural Resources Ltd.	6.250%	3/15/38	3,415	3,994
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,425	1,727
	Canadian Natural Resources Ltd.	4.950%	6/1/47	3,112	3,215
	Cenovus Energy Inc.	5.250%	6/15/37	2,501	2,470
	Cenovus Energy Inc.	6.750%	11/15/39	4,980	5,478
	Cenovus Energy Inc.	4.450%	9/15/42	2,800	2,404
	Cenovus Energy Inc.	5.200%	9/15/43	1,300	1,217
	Cenovus Energy Inc.	5.400%	6/15/47	3,376	3,300
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	1,871

92

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Concho Resources Inc.	4.300%	8/15/28	3,000	3,008
Concho Resources Inc.	4.875%	10/1/47	3,050	3,100
Concho Resources Inc.	4.850%	8/15/48	1,800	1,822
Conoco Funding Co.	7.250%	10/15/31	1,945	2,494
ConocoPhillips	5.900%	10/15/32	1,850	2,158
ConocoPhillips	5.900%	5/15/38	2,275	2,714
ConocoPhillips	6.500%	2/1/39	8,550	10,845
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,570	1,869
ConocoPhillips Co.	4.150%	11/15/34	706	701
ConocoPhillips Co.	4.300%	11/15/44	2,130	2,151
ConocoPhillips Co.	5.950%	3/15/46	1,800	2,224
ConocoPhillips Holding Co.	6.950%	4/15/29	5,175	6,365
Continental Resources Inc.	4.900%	6/1/44	2,000	1,960
Devon Energy Corp.	7.950%	4/15/32	2,264	2,900
Devon Energy Corp.	5.600%	7/15/41	3,354	3,609
Devon Energy Corp.	4.750%	5/15/42	3,530	3,437
Devon Energy Corp.	5.000%	6/15/45	2,442	2,468
Devon Financing Co. LLC	7.875%	9/30/31	2,791	3,525
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,300	1,357
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,868	1,857
Enable Midstream Partners LP	5.000%	5/15/44	1,725	1,514
Enbridge Energy Partners LP	7.500%	4/15/38	1,456	1,801
Enbridge Energy Partners LP	5.500%	9/15/40	2,375	2,446
Enbridge Energy Partners LP	7.375%	10/15/45	1,150	1,454
Enbridge Inc.	4.500%	6/10/44	1,500	1,362
Enbridge Inc.	5.500%	12/1/46	2,500	2,689
Encana Corp.	8.125%	9/15/30	800	1,023
Encana Corp.	7.375%	11/1/31	2,025	2,483
Encana Corp.	6.500%	8/15/34	2,908	3,370
Encana Corp.	6.625%	8/15/37	1,750	2,069
Encana Corp.	6.500%	2/1/38	2,000	2,350
Energy Transfer LP	8.250%	11/15/29	1,050	1,293
Energy Transfer LP	4.900%	3/15/35	1,752	1,575
Energy Transfer LP	6.625%	10/15/36	1,501	1,594
Energy Transfer LP	7.500%	7/1/38	1,505	1,741
Energy Transfer LP	6.050%	6/1/41	2,400	2,383
Energy Transfer LP	6.500%	2/1/42	1,430	1,481
Energy Transfer LP	5.150%	2/1/43	1,424	1,266
Energy Transfer LP	5.950%	10/1/43	1,400	1,366
Energy Transfer LP	5.150%	3/15/45	4,091	3,607
Energy Transfer LP	6.125%	12/15/45	4,240	4,221
Energy Transfer LP	5.300%	4/15/47	2,575	2,327
Energy Transfer Partners LP	5.800%	6/15/38	2,450	2,422
Energy Transfer Partners LP	6.000%	6/15/48	2,500	2,487
EnLink Midstream Partners LP	5.600%	4/1/44	1,975	1,717
EnLink Midstream Partners LP	5.050%	4/1/45	825	674
EnLink Midstream Partners LP	5.450%	6/1/47	1,465	1,240
Enterprise Products Operating LLC	6.875%	3/1/33	2,612	3,207
Enterprise Products Operating LLC	6.650%	10/15/34	1,220	1,470
Enterprise Products Operating LLC	7.550%	4/15/38	1,575	2,060
Enterprise Products Operating LLC	6.125%	10/15/39	2,085	2,387
Enterprise Products Operating LLC	6.450%	9/1/40	1,296	1,554
Enterprise Products Operating LLC	5.950%	2/1/41	2,353	2,658
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,670
Enterprise Products Operating LLC	4.850%	8/15/42	3,780	3,759
Enterprise Products Operating LLC	4.450%	2/15/43	5,230	4,889
Enterprise Products Operating LLC	4.850%	3/15/44	1,283	1,267
Enterprise Products Operating LLC	5.100%	2/15/45	2,120	2,180
Enterprise Products Operating LLC	4.900%	5/15/46	2,650	2,663
Enterprise Products Operating LLC	4.250%	2/15/48	5,775	5,372
Enterprise Products Operating LLC	4.950%	10/15/54	1,152	1,124
EOG Resources Inc.	3.900%	4/1/35	2,207	2,146
EQT Midstream Partners LP	5.500%	7/15/28	1,000	999
EQT Midstream Partners LP	6.500%	7/15/48	750	751

93

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Exxon Mobil Corp.	3.567%	3/6/45	2,823	2,618
Exxon Mobil Corp.	4.114%	3/1/46	8,475	8,619
Halliburton Co.	4.850%	11/15/35	5,236	5,405
Halliburton Co.	6.700%	9/15/38	3,564	4,345
Halliburton Co.	7.450%	9/15/39	767	1,010
Halliburton Co.	4.500%	11/15/41	2,182	2,154
Halliburton Co.	4.750%	8/1/43	2,795	2,824
Halliburton Co.	5.000%	11/15/45	7,510	8,002
Hess Corp.	7.875%	10/1/29	2,100	2,526
Hess Corp.	7.300%	8/15/31	645	738
Hess Corp.	7.125%	3/15/33	1,375	1,573
Hess Corp.	6.000%	1/15/40	2,852	2,912
Hess Corp.	5.600%	2/15/41	4,317	4,351
Hess Corp.	5.800%	4/1/47	2,050	2,124
Husky Energy Inc.	6.800%	9/15/37	1,300	1,581
Kerr-McGee Corp.	7.875%	9/15/31	1,300	1,642
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	550
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	600
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,425	2,829
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,975	2,020
Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	705
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,086	4,652
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,070	2,240
Kinder Morgan Energy Partners LP	6.550%	9/15/40	875	945
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,500	1,781
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,048
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,854	1,839
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,391
Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,100	1,871
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	924
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,063	2,032
Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,265	2,201
Kinder Morgan Inc.	7.800%	8/1/31	1,075	1,294
Kinder Morgan Inc.	7.750%	1/15/32	4,531	5,511
Kinder Morgan Inc.	5.300%	12/1/34	1,566	1,543
Kinder Morgan Inc.	5.550%	6/1/45	5,930	5,947
Kinder Morgan Inc.	5.050%	2/15/46	340	320
Kinder Morgan Inc.	5.200%	3/1/48	3,400	3,286
Magellan Midstream Partners LP	5.150%	10/15/43	2,175	2,270
Magellan Midstream Partners LP	4.250%	9/15/46	1,725	1,602
Magellan Midstream Partners LP	4.200%	10/3/47	1,600	1,463
Marathon Oil Corp.	6.800%	3/15/32	1,700	1,988
Marathon Oil Corp.	6.600%	10/1/37	2,585	3,089
Marathon Oil Corp.	5.200%	6/1/45	2,132	2,241
Marathon Petroleum Corp.	6.500%	3/1/41	3,348	3,890
Marathon Petroleum Corp.	4.750%	9/15/44	1,870	1,777
Marathon Petroleum Corp.	5.850%	12/15/45	925	980
Marathon Petroleum Corp.	5.000%	9/15/54	1,950	1,790
MPLX LP	4.500%	4/15/38	3,900	3,597
MPLX LP	5.200%	3/1/47	3,825	3,781
MPLX LP	4.700%	4/15/48	5,500	5,078
MPLX LP	4.900%	4/15/58	1,850	1,639
National Oilwell Varco Inc.	3.950%	12/1/42	3,695	3,120
Noble Energy Inc.	6.000%	3/1/41	2,930	3,221
Noble Energy Inc.	5.250%	11/15/43	3,660	3,706
Noble Energy Inc.	5.050%	11/15/44	2,209	2,200
Noble Energy Inc.	4.950%	8/15/47	1,900	1,895
Occidental Petroleum Corp.	4.625%	6/15/45	2,825	2,944
Occidental Petroleum Corp.	4.400%	4/15/46	2,900	2,942
Occidental Petroleum Corp.	4.100%	2/15/47	3,107	3,031
Occidental Petroleum Corp.	4.200%	3/15/48	2,000	1,994
ONEOK Inc.	4.550%	7/15/28	2,500	2,509
ONEOK Inc.	6.000%	6/15/35	1,285	1,395
ONEOK Inc.	4.950%	7/13/47	1,800	1,762

94

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	ONEOK Inc.	5.200%	7/15/48	2,300	2,339
	ONEOK Partners LP	6.650%	10/1/36	2,725	3,219
	ONEOK Partners LP	6.850%	10/15/37	650	776
	ONEOK Partners LP	6.125%	2/1/41	2,725	3,004
	ONEOK Partners LP	6.200%	9/15/43	1,450	1,624
	Petro-Canada	5.350%	7/15/33	1,450	1,576
	Petro-Canada	5.950%	5/15/35	2,480	2,861
	Petro-Canada	6.800%	5/15/38	4,260	5,421
	Phillips 66	4.650%	11/15/34	2,841	2,848
	Phillips 66	5.875%	5/1/42	5,193	6,022
	Phillips 66	4.875%	11/15/44	5,672	5,857
	Phillips 66 Partners LP	4.680%	2/15/45	1,300	1,207
	Phillips 66 Partners LP	4.900%	10/1/46	2,150	2,065
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,850	2,001
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,761	1,599
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	2,600	2,143
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	2,375	2,076
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,002	907
	Shell International Finance BV	4.125%	5/11/35	6,012	6,090
	Shell International Finance BV	6.375%	12/15/38	9,569	12,316
	Shell International Finance BV	5.500%	3/25/40	1,995	2,328
	Shell International Finance BV	3.625%	8/21/42	2,150	1,952
	Shell International Finance BV	4.550%	8/12/43	3,990	4,194
	Shell International Finance BV	4.375%	5/11/45	9,187	9,372
	Shell International Finance BV	4.000%	5/10/46	7,801	7,523
	Shell International Finance BV	3.750%	9/12/46	4,929	4,566
	Spectra Energy Partners LP	5.950%	9/25/43	1,760	1,933
	Spectra Energy Partners LP	4.500%	3/15/45	2,103	1,946
	Suncor Energy Inc.	7.150%	2/1/32	800	1,004
	Suncor Energy Inc.	5.950%	12/1/34	855	990
	Suncor Energy Inc.	6.500%	6/15/38	2,150	2,651
	Suncor Energy Inc.	6.850%	6/1/39	3,033	3,863
	Suncor Energy Inc.	4.000%	11/15/47	3,200	2,978
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,600	1,569
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,600	1,384
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,917	2,627
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,395	3,074
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	1,857	1,702
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,470	1,724
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,311
	Texas Eastern Transmission LP	7.000%	7/15/32	1,375	1,654
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,617	3,636
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	867
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,150	1,277
	TransCanada PipeLines Ltd.	6.200%	10/15/37	4,833	5,527
	TransCanada PipeLines Ltd.	4.750%	5/15/38	3,000	3,008
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,420	4,314
	TransCanada PipeLines Ltd.	7.625%	1/15/39	2,105	2,748
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,956	3,348
	TransCanada PipeLines Ltd.	5.000%	10/16/43	2,425	2,450
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,825	2,876
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,275	1,364
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,225	1,158
4	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,200	1,161
	Valero Energy Corp.	4.350%	6/1/28	325	324
	Valero Energy Corp.	7.500%	4/15/32	2,181	2,783
	Valero Energy Corp.	6.625%	6/15/37	4,849	5,808
	Valero Energy Corp.	4.900%	3/15/45	2,375	2,397
	Western Gas Partners LP	5.450%	4/1/44	2,075	1,952
	Western Gas Partners LP	5.300%	3/1/48	2,150	1,996
	Williams Partners LP	6.300%	4/15/40	4,353	4,846
	Williams Partners LP	5.800%	11/15/43	1,925	2,034
	Williams Partners LP	5.400%	3/4/44	1,454	1,497
	Williams Partners LP	4.900%	1/15/45	1,650	1,566

95

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Williams Partners LP	5.100%	9/15/45	3,993	3,953
	Williams Partners LP	4.850%	3/1/48	2,100	1,996
	Other Industrial (0.3%)
	California Institute of Technology GO	4.321%	8/1/45	1,000	1,063
	California Institute of Technology GO	4.700%	11/1/11	1,175	1,240
3	Johns Hopkins University Maryland GO	4.083%	7/1/53	1,175	1,201
3	Massachusetts Institute of Technology GO	3.959%	7/1/38	1,050	1,087
	Massachusetts Institute of Technology GO	5.600%	7/1/11	2,525	3,251
	Massachusetts Institute of Technology GO	4.678%	7/1/14	1,800	1,978
	Massachusetts Institute of Technology GO	3.885%	7/1/16	1,660	1,544
3	Northwestern University Illinois GO	4.643%	12/1/44	1,800	2,083
3	Northwestern University Illinois GO	3.662%	12/1/57	900	866
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	900	895
3	Rice University Texas GO	3.574%	5/15/45	2,050	1,988
3	Rice University Texas GO	3.774%	5/15/55	150	145
	Stanford University California GO	3.647%	5/1/48	2,475	2,442
3	University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,329
	University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,313
	University of Pennsylvania GO	4.674%	9/1/12	1,000	1,075
3	University of Southern California GO	3.028%	10/1/39	2,500	2,270
3	University of Southern California GO	3.841%	10/1/47	1,325	1,320
	Technology (3.5%)
	Analog Devices Inc.	5.300%	12/15/45	1,400	1,501
	Apple Inc.	4.500%	2/23/36	3,966	4,256
	Apple Inc.	3.850%	5/4/43	10,617	10,077
	Apple Inc.	4.450%	5/6/44	3,411	3,550
	Apple Inc.	3.450%	2/9/45	6,729	5,983
	Apple Inc.	4.375%	5/13/45	6,554	6,769
	Apple Inc.	4.650%	2/23/46	13,377	14,399
	Apple Inc.	3.850%	8/4/46	6,832	6,471
	Apple Inc.	4.250%	2/9/47	3,455	3,495
	Apple Inc.	3.750%	9/12/47	3,500	3,258
	Apple Inc.	3.750%	11/13/47	4,225	3,946
	Applied Materials Inc.	5.100%	10/1/35	1,857	2,037
	Applied Materials Inc.	5.850%	6/15/41	2,220	2,661
	Applied Materials Inc.	4.350%	4/1/47	2,884	2,871
	Cisco Systems Inc.	5.900%	2/15/39	6,531	8,041
	Cisco Systems Inc.	5.500%	1/15/40	6,635	7,912
	Corning Inc.	5.750%	8/15/40	1,375	1,585
	Corning Inc.	4.375%	11/15/57	3,800	3,320
4	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	5,814	6,792
4	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	6,665	8,027
	Fidelity National Information Services Inc.	4.500%	8/15/46	2,050	1,902
	Fidelity National Information Services Inc.	4.750%	5/15/48	1,875	1,811
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	458	461
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	6,958	6,868
	HP Inc.	6.000%	9/15/41	3,145	3,192
	Intel Corp.	4.000%	12/15/32	2,572	2,630
	Intel Corp.	4.800%	10/1/41	2,622	2,904
	Intel Corp.	4.250%	12/15/42	600	611
	Intel Corp.	4.100%	5/19/46	4,463	4,464
	Intel Corp.	4.100%	5/11/47	3,520	3,504
	Intel Corp.	3.734%	12/8/47	9,483	8,926
	International Business Machines Corp.	5.875%	11/29/32	2,200	2,663
	International Business Machines Corp.	5.600%	11/30/39	3,203	3,811
	International Business Machines Corp.	4.000%	6/20/42	4,100	3,994
	International Business Machines Corp.	4.700%	2/19/46	2,350	2,553
	Juniper Networks Inc.	5.950%	3/15/41	1,355	1,370
	Microsoft Corp.	3.500%	2/12/35	6,464	6,265
	Microsoft Corp.	4.200%	11/3/35	1,228	1,291
	Microsoft Corp.	3.450%	8/8/36	8,713	8,337
	Microsoft Corp.	4.100%	2/6/37	8,761	9,060

96

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Microsoft Corp.	5.200%	6/1/39	2,605	3,045
	Microsoft Corp.	4.500%	10/1/40	2,972	3,235
	Microsoft Corp.	5.300%	2/8/41	2,195	2,613
	Microsoft Corp.	3.500%	11/15/42	3,408	3,194
	Microsoft Corp.	3.750%	5/1/43	1,683	1,640
	Microsoft Corp.	4.875%	12/15/43	1,675	1,902
	Microsoft Corp.	3.750%	2/12/45	6,489	6,328
	Microsoft Corp.	4.450%	11/3/45	11,649	12,595
	Microsoft Corp.	3.700%	8/8/46	15,000	14,488
	Microsoft Corp.	4.250%	2/6/47	7,693	8,153
	Microsoft Corp.	4.000%	2/12/55	9,585	9,510
	Microsoft Corp.	4.750%	11/3/55	3,761	4,249
	Microsoft Corp.	3.950%	8/8/56	5,157	5,056
	Microsoft Corp.	4.500%	2/6/57	6,962	7,526
	Motorola Solutions Inc.	5.500%	9/1/44	1,310	1,221
	Oracle Corp.	3.250%	5/15/30	1,704	1,608
	Oracle Corp.	4.300%	7/8/34	5,779	5,872
	Oracle Corp.	3.900%	5/15/35	4,216	4,069
	Oracle Corp.	3.850%	7/15/36	3,835	3,666
	Oracle Corp.	3.800%	11/15/37	5,816	5,494
	Oracle Corp.	6.500%	4/15/38	4,520	5,757
	Oracle Corp.	6.125%	7/8/39	4,125	5,068
	Oracle Corp.	5.375%	7/15/40	8,339	9,414
	Oracle Corp.	4.500%	7/8/44	3,783	3,835
	Oracle Corp.	4.125%	5/15/45	7,952	7,632
	Oracle Corp.	4.000%	7/15/46	8,074	7,593
	Oracle Corp.	4.000%	11/15/47	9,320	8,794
	Oracle Corp.	4.375%	5/15/55	2,990	2,917
	QUALCOMM Inc.	4.650%	5/20/35	3,345	3,364
	QUALCOMM Inc.	4.800%	5/20/45	4,901	4,907
	QUALCOMM Inc.	4.300%	5/20/47	4,941	4,593
	Seagate HDD Cayman	5.750%	12/1/34	1,625	1,467
	Texas Instruments Inc.	4.150%	5/15/48	4,950	5,019
	Tyco Electronics Group SA	7.125%	10/1/37	1,800	2,441
	Verisk Analytics Inc.	5.500%	6/15/45	1,375	1,412
	Xerox Corp.	6.750%	12/15/39	1,075	1,087
	Transportation (1.8%)
	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	1,634	1,529
3	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	1,009	981
3	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,900	1,816
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,015	1,246
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,720	2,123
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,640	4,326
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,207	2,425
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,632	3,019
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,175	1,276
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,660	2,692
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,380	2,396
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,706	2,752
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,560	2,847
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,375	2,565
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,208	3,319
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,975	3,875
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,820	1,925
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,336	2,203
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,568	2,508
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	967
	Canadian National Railway Co.	6.900%	7/15/28	1,000	1,247
	Canadian National Railway Co.	6.250%	8/1/34	2,270	2,863
	Canadian National Railway Co.	6.200%	6/1/36	1,892	2,349
	Canadian National Railway Co.	6.375%	11/15/37	515	660
	Canadian National Railway Co.	3.200%	8/2/46	2,125	1,831
	Canadian National Railway Co.	3.650%	2/3/48	2,400	2,232

97

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,165	1,475
	Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,238
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,225	1,307
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	1,848
	Canadian Pacific Railway Co.	6.125%	9/15/15	3,125	3,735
	CSX Corp.	6.000%	10/1/36	1,095	1,306
	CSX Corp.	6.150%	5/1/37	2,480	2,989
	CSX Corp.	6.220%	4/30/40	2,190	2,649
	CSX Corp.	5.500%	4/15/41	1,760	1,951
	CSX Corp.	4.750%	5/30/42	2,217	2,256
	CSX Corp.	4.400%	3/1/43	1,150	1,118
	CSX Corp.	4.100%	3/15/44	1,750	1,632
	CSX Corp.	3.800%	11/1/46	2,250	1,990
	CSX Corp.	4.300%	3/1/48	2,825	2,690
	CSX Corp.	3.950%	5/1/50	2,525	2,218
	CSX Corp.	4.500%	8/1/54	1,665	1,583
	CSX Corp.	4.250%	11/1/66	2,000	1,731
	CSX Corp.	4.650%	3/1/68	1,155	1,072
	FedEx Corp.	4.900%	1/15/34	2,025	2,111
	FedEx Corp.	3.900%	2/1/35	1,770	1,649
	FedEx Corp.	3.875%	8/1/42	1,755	1,562
	FedEx Corp.	4.100%	4/15/43	1,700	1,554
	FedEx Corp.	5.100%	1/15/44	2,848	2,978
	FedEx Corp.	4.100%	2/1/45	1,270	1,159
	FedEx Corp.	4.750%	11/15/45	3,483	3,468
	FedEx Corp.	4.550%	4/1/46	4,028	3,881
	FedEx Corp.	4.400%	1/15/47	1,794	1,694
	FedEx Corp.	4.050%	2/15/48	3,700	3,313
	FedEx Corp.	4.500%	2/1/65	785	705
	Kansas City Southern	4.300%	5/15/43	1,500	1,384
	Kansas City Southern	4.950%	8/15/45	1,720	1,728
	Kansas City Southern	4.700%	5/1/48	2,000	1,935
	Norfolk Southern Corp.	7.050%	5/1/37	345	454
	Norfolk Southern Corp.	4.837%	10/1/41	1,908	1,992
	Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,517
	Norfolk Southern Corp.	4.450%	6/15/45	1,760	1,758
	Norfolk Southern Corp.	4.650%	1/15/46	1,950	1,990
	Norfolk Southern Corp.	4.050%	8/15/52	3,846	3,534
	Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,512
	Union Pacific Corp.	3.950%	9/10/28	6,000	6,006
	Union Pacific Corp.	3.375%	2/1/35	625	560
	Union Pacific Corp.	3.600%	9/15/37	7,283	6,667
	Union Pacific Corp.	4.375%	9/10/38	2,400	2,424
	Union Pacific Corp.	4.300%	6/15/42	130	130
	Union Pacific Corp.	4.250%	4/15/43	1,550	1,511
	Union Pacific Corp.	4.821%	2/1/44	150	157
	Union Pacific Corp.	4.150%	1/15/45	400	384
	Union Pacific Corp.	4.050%	11/15/45	1,200	1,141
	Union Pacific Corp.	3.350%	8/15/46	1,425	1,197
	Union Pacific Corp.	4.000%	4/15/47	2,000	1,889
	Union Pacific Corp.	4.500%	9/10/48	5,000	5,066
	Union Pacific Corp.	3.799%	10/1/51	3,806	3,361
	Union Pacific Corp.	3.875%	2/1/55	1,910	1,667
	Union Pacific Corp.	4.800%	9/10/58	1,100	1,138
	Union Pacific Corp.	4.375%	11/15/65	2,350	2,165
	Union Pacific Corp.	4.100%	9/15/67	2,000	1,748
3	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	618	677
3	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	1,217	1,171
3	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	3,262	3,077
3	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	828	771
3	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	1,047	971
3	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	2,700	2,594
	United Parcel Service Inc.	6.200%	1/15/38	2,172	2,721

98

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Parcel Service Inc.	4.875%	11/15/40	1,995	2,177
United Parcel Service Inc.	3.625%	10/1/42	2,960	2,712
United Parcel Service Inc.	3.400%	11/15/46	2,160	1,853
United Parcel Service Inc.	3.750%	11/15/47	3,455	3,181
United Parcel Service of America Inc.	8.375%	4/1/30	550	737
				3,678,736
Utilities (6.1%)
Electric (5.5%)
AEP Texas Inc.	3.800%	10/1/47	1,000	930
AEP Transmission Co. LLC	4.000%	12/1/46	1,450	1,407
AEP Transmission Co. LLC	3.750%	12/1/47	1,750	1,618
Alabama Power Co.	6.125%	5/15/38	1,460	1,807
Alabama Power Co.	6.000%	3/1/39	1,540	1,928
Alabama Power Co.	3.850%	12/1/42	1,100	1,043
Alabama Power Co.	4.150%	8/15/44	1,675	1,654
Alabama Power Co.	3.750%	3/1/45	1,470	1,367
Alabama Power Co.	4.300%	1/2/46	1,925	1,935
Alabama Power Co.	3.700%	12/1/47	1,895	1,754
Alabama Power Co.	4.300%	7/15/48	2,100	2,133
Ameren Illinois Co.	4.150%	3/15/46	1,752	1,755
Ameren Illinois Co.	3.700%	12/1/47	1,925	1,798
Appalachian Power Co.	7.000%	4/1/38	1,713	2,278
Appalachian Power Co.	4.400%	5/15/44	740	757
Appalachian Power Co.	4.450%	6/1/45	1,108	1,129
Arizona Public Service Co.	5.050%	9/1/41	1,380	1,542
Arizona Public Service Co.	4.500%	4/1/42	1,615	1,683
Arizona Public Service Co.	4.350%	11/15/45	825	840
Arizona Public Service Co.	3.750%	5/15/46	1,745	1,634
Avista Corp.	4.350%	6/1/48	1,300	1,313
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,401	1,774
Baltimore Gas & Electric Co.	3.500%	8/15/46	1,750	1,555
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,075	999
Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,610	6,905
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,725	4,542
Berkshire Hathaway Energy Co.	5.150%	11/15/43	890	989
Berkshire Hathaway Energy Co.	4.500%	2/1/45	3,051	3,119
Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,500	2,295
Black Hills Corp.	4.200%	9/15/46	1,045	999
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,105	1,443
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,725	1,593
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,175	1,246
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,175	2,131
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,146
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,280	1,509
CMS Energy Corp.	4.875%	3/1/44	1,000	1,060
Commonwealth Edison Co.	5.900%	3/15/36	2,210	2,692
Commonwealth Edison Co.	6.450%	1/15/38	1,230	1,606
Commonwealth Edison Co.	3.800%	10/1/42	1,350	1,298
Commonwealth Edison Co.	4.600%	8/15/43	1,665	1,801
Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,300
Commonwealth Edison Co.	3.700%	3/1/45	1,685	1,579
Commonwealth Edison Co.	4.350%	11/15/45	1,225	1,249
Commonwealth Edison Co.	3.650%	6/15/46	2,200	2,019
Commonwealth Edison Co.	3.750%	8/15/47	2,025	1,902
Commonwealth Edison Co.	4.000%	3/1/48	2,700	2,636
Connecticut Light & Power Co.	4.300%	4/15/44	2,375	2,458
Connecticut Light & Power Co.	4.150%	6/1/45	50	51
Connecticut Light & Power Co.	4.000%	4/1/48	1,650	1,636
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,245	2,554
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,270	2,666
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	370	453
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,837	2,299
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,005

99

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,010	1,165
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,020	2,384
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	675	658
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,500	1,417
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,974	3,039
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,977	3,078
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	1,861
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,700	1,584
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,417	1,459
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,175	1,149
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,175	1,075
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,300	2,309
	Consumers Energy Co.	3.950%	5/15/43	1,405	1,388
	Consumers Energy Co.	3.250%	8/15/46	1,500	1,311
	Consumers Energy Co.	3.950%	7/15/47	1,135	1,108
	Consumers Energy Co.	4.050%	5/15/48	2,550	2,551
	Delmarva Power & Light Co.	4.150%	5/15/45	1,800	1,789
	Dominion Energy Inc.	6.300%	3/15/33	1,435	1,686
	Dominion Energy Inc.	5.950%	6/15/35	2,440	2,800
	Dominion Energy Inc.	4.900%	8/1/41	2,025	2,085
	Dominion Energy Inc.	4.050%	9/15/42	1,245	1,142
	Dominion Energy Inc.	4.700%	12/1/44	1,670	1,685
	Dominion Resources Inc.	5.250%	8/1/33	1,310	1,401
	DTE Electric Co.	4.000%	4/1/43	1,225	1,201
	DTE Electric Co.	3.700%	3/15/45	1,700	1,591
	DTE Electric Co.	3.700%	6/1/46	2,050	1,944
	DTE Electric Co.	3.750%	8/15/47	1,450	1,369
	DTE Electric Co.	4.050%	5/15/48	1,750	1,738
	DTE Energy Co.	6.375%	4/15/33	1,330	1,591
	Duke Energy Carolinas LLC	6.000%	12/1/28	925	1,084
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,525	1,916
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,410	1,755
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,075	1,332
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,365	1,581
	Duke Energy Carolinas LLC	4.250%	12/15/41	3,070	3,112
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,725	2,651
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,915	2,728
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,150	2,050
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,850	1,719
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	1,936
	Duke Energy Corp.	4.800%	12/15/45	2,000	2,082
	Duke Energy Corp.	3.750%	9/1/46	6,810	6,030
	Duke Energy Florida LLC	3.800%	7/15/28	1,700	1,709
	Duke Energy Florida LLC	6.350%	9/15/37	1,390	1,782
	Duke Energy Florida LLC	6.400%	6/15/38	1,679	2,167
	Duke Energy Florida LLC	5.650%	4/1/40	1,115	1,351
	Duke Energy Florida LLC	3.850%	11/15/42	1,490	1,411
	Duke Energy Florida LLC	3.400%	10/1/46	1,250	1,105
	Duke Energy Florida LLC	4.200%	7/15/48	1,500	1,513
3	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,500	1,371
3	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	800	721
3	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	900	834
	Duke Energy Indiana LLC	6.120%	10/15/35	1,106	1,354
	Duke Energy Indiana LLC	6.350%	8/15/38	2,015	2,613
	Duke Energy Indiana LLC	6.450%	4/1/39	750	979
	Duke Energy Indiana LLC	4.900%	7/15/43	1,380	1,534
	Duke Energy Indiana LLC	3.750%	5/15/46	1,800	1,676
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,142
	Duke Energy Progress LLC	6.300%	4/1/38	1,825	2,297
	Duke Energy Progress LLC	4.100%	5/15/42	2,300	2,269
	Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,228
	Duke Energy Progress LLC	4.375%	3/30/44	1,925	1,987
	Duke Energy Progress LLC	4.150%	12/1/44	1,755	1,744
	Duke Energy Progress LLC	4.200%	8/15/45	1,489	1,489

100

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Duke Energy Progress LLC	3.700%	10/15/46	1,625	1,502
	Duke Energy Progress LLC	3.600%	9/15/47	2,250	2,056
	El Paso Electric Co.	6.000%	5/15/35	800	904
	El Paso Electric Co.	5.000%	12/1/44	1,509	1,534
	Emera US Finance LP	4.750%	6/15/46	4,306	4,235
	Entergy Louisiana LLC	3.050%	6/1/31	1,150	1,055
	Entergy Louisiana LLC	4.000%	3/15/33	3,050	3,051
	Entergy Louisiana LLC	4.950%	1/15/45	2,136	2,160
	Exelon Corp.	4.950%	6/15/35	1,585	1,660
	Exelon Corp.	5.625%	6/15/35	1,793	2,068
	Exelon Corp.	5.100%	6/15/45	1,967	2,096
	Exelon Corp.	4.450%	4/15/46	2,856	2,768
	Exelon Generation Co. LLC	6.250%	10/1/39	2,271	2,412
	Exelon Generation Co. LLC	5.750%	10/1/41	1,185	1,190
	Exelon Generation Co. LLC	5.600%	6/15/42	3,628	3,648
	FirstEnergy Corp.	7.375%	11/15/31	5,325	6,877
	FirstEnergy Corp.	4.850%	7/15/47	2,926	2,986
	Florida Power & Light Co.	5.625%	4/1/34	1,199	1,417
	Florida Power & Light Co.	4.950%	6/1/35	755	830
	Florida Power & Light Co.	5.650%	2/1/37	1,343	1,599
	Florida Power & Light Co.	5.950%	2/1/38	1,825	2,260
	Florida Power & Light Co.	5.960%	4/1/39	1,930	2,407
	Florida Power & Light Co.	5.690%	3/1/40	1,415	1,741
	Florida Power & Light Co.	5.250%	2/1/41	1,375	1,580
	Florida Power & Light Co.	4.125%	2/1/42	2,275	2,294
	Florida Power & Light Co.	4.050%	6/1/42	2,067	2,061
	Florida Power & Light Co.	3.800%	12/15/42	1,705	1,637
	Florida Power & Light Co.	4.050%	10/1/44	1,682	1,677
	Florida Power & Light Co.	3.700%	12/1/47	1,025	971
	Florida Power & Light Co.	3.950%	3/1/48	4,025	3,950
	Florida Power & Light Co.	4.125%	6/1/48	2,000	2,019
	Georgia Power Co.	4.750%	9/1/40	5,170	5,577
	Georgia Power Co.	4.300%	3/15/42	4,065	4,054
	Georgia Power Co.	4.300%	3/15/43	1,320	1,314
	Iberdrola International BV	6.750%	7/15/36	1,565	1,927
	Indiana Michigan Power Co.	6.050%	3/15/37	1,040	1,269
	Indiana Michigan Power Co.	4.550%	3/15/46	1,573	1,631
	Indiana Michigan Power Co.	3.750%	7/1/47	1,000	919
	Interstate Power & Light Co.	6.250%	7/15/39	1,335	1,706
	Interstate Power & Light Co.	3.700%	9/15/46	650	601
	ITC Holdings Corp.	5.300%	7/1/43	1,125	1,278
3	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,592	2,707
	Kansas City Power & Light Co.	6.050%	11/15/35	680	822
	Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,437
	Kansas City Power & Light Co.	4.200%	6/15/47	500	498
	Kansas City Power & Light Co.	4.200%	3/15/48	750	738
	Kentucky Utilities Co.	5.125%	11/1/40	1,565	1,781
	MidAmerican Energy Co.	6.750%	12/30/31	1,365	1,744
	MidAmerican Energy Co.	5.750%	11/1/35	1,050	1,255
	MidAmerican Energy Co.	5.800%	10/15/36	1,155	1,391
	MidAmerican Energy Co.	4.800%	9/15/43	1,215	1,334
	MidAmerican Energy Co.	4.400%	10/15/44	920	951
	MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,590
	MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,579
	MidAmerican Energy Co.	3.650%	8/1/48	2,400	2,227
	Mississippi Power Co.	4.250%	3/15/42	1,575	1,487
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,000	1,392
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,724	2,688
	Nevada Power Co.	6.650%	4/1/36	775	997
	Nevada Power Co.	6.750%	7/1/37	1,270	1,665
	Northern States Power Co.	6.250%	6/1/36	1,175	1,463
	Northern States Power Co.	6.200%	7/1/37	1,200	1,509
	Northern States Power Co.	5.350%	11/1/39	1,050	1,218
	Northern States Power Co.	3.400%	8/15/42	1,700	1,522

101

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northern States Power Co.	4.125%	5/15/44	1,000	999
Northern States Power Co.	4.000%	8/15/45	1,000	981
Northern States Power Co.	3.600%	5/15/46	1,325	1,204
NorthWestern Corp.	4.176%	11/15/44	1,380	1,417
NSTAR Electric Co.	5.500%	3/15/40	1,605	1,878
NSTAR Electric Co.	4.400%	3/1/44	610	630
Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,408
Oglethorpe Power Corp.	5.375%	11/1/40	2,330	2,637
Oglethorpe Power Corp.	5.250%	9/1/50	440	481
Ohio Edison Co.	6.875%	7/15/36	1,210	1,586
Ohio Power Co.	4.150%	4/1/48	1,350	1,357
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	987
Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,050	1,014
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,570	2,059
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,540
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,444
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,651
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,330	1,407
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	1,915
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	1,767
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,036
Pacific Gas & Electric Co.	6.050%	3/1/34	9,830	10,617
Pacific Gas & Electric Co.	5.800%	3/1/37	3,193	3,331
Pacific Gas & Electric Co.	6.350%	2/15/38	1,320	1,421
Pacific Gas & Electric Co.	6.250%	3/1/39	1,930	2,108
Pacific Gas & Electric Co.	5.400%	1/15/40	2,869	2,891
Pacific Gas & Electric Co.	4.450%	4/15/42	1,325	1,195
Pacific Gas & Electric Co.	4.600%	6/15/43	1,745	1,604
Pacific Gas & Electric Co.	5.125%	11/15/43	1,655	1,624
Pacific Gas & Electric Co.	4.750%	2/15/44	2,284	2,168
Pacific Gas & Electric Co.	4.300%	3/15/45	1,980	1,772
Pacific Gas & Electric Co.	4.250%	3/15/46	1,538	1,366
Pacific Gas & Electric Co.	4.000%	12/1/46	2,250	1,935
Pacific Gas & Electric Co.	3.950%	12/1/47	2,950	2,521
PacifiCorp	7.700%	11/15/31	1,370	1,871
PacifiCorp	5.250%	6/15/35	985	1,130
PacifiCorp	6.100%	8/1/36	1,170	1,460
PacifiCorp	5.750%	4/1/37	2,305	2,772
PacifiCorp	6.250%	10/15/37	1,974	2,512
PacifiCorp	6.350%	7/15/38	990	1,278
PacifiCorp	6.000%	1/15/39	2,150	2,697
PacifiCorp	4.100%	2/1/42	1,060	1,057
PECO Energy Co.	5.950%	10/1/36	1,140	1,426
PECO Energy Co.	3.900%	3/1/48	225	219
Potomac Electric Power Co.	6.500%	11/15/37	1,945	2,537
Potomac Electric Power Co.	4.150%	3/15/43	2,190	2,180
PPL Capital Funding Inc.	4.700%	6/1/43	1,271	1,290
PPL Capital Funding Inc.	5.000%	3/15/44	1,410	1,460
PPL Capital Funding Inc.	4.000%	9/15/47	1,200	1,096
PPL Electric Utilities Corp.	6.250%	5/15/39	1,265	1,621
PPL Electric Utilities Corp.	4.750%	7/15/43	75	83
PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,015
PPL Electric Utilities Corp.	4.150%	10/1/45	1,200	1,196
PPL Electric Utilities Corp.	3.950%	6/1/47	2,800	2,716
PPL Electric Utilities Corp.	4.150%	6/15/48	1,300	1,314
Progress Energy Inc.	7.750%	3/1/31	1,855	2,475
Progress Energy Inc.	7.000%	10/30/31	1,350	1,711
Progress Energy Inc.	6.000%	12/1/39	1,975	2,398
PSEG Power LLC	8.625%	4/15/31	1,460	1,915
Public Service Co. of Colorado	6.500%	8/1/38	400	527
Public Service Co. of Colorado	3.600%	9/15/42	1,805	1,710
Public Service Co. of Colorado	4.300%	3/15/44	1,875	1,923
Public Service Co. of Colorado	3.800%	6/15/47	1,900	1,801
Public Service Co. of Colorado	4.100%	6/15/48	1,000	1,004

102

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Public Service Electric & Gas Co.	5.800%	5/1/37	1,510	1,838
Public Service Electric & Gas Co.	3.950%	5/1/42	2,195	2,165
Public Service Electric & Gas Co.	3.650%	9/1/42	2,095	1,939
Public Service Electric & Gas Co.	3.800%	3/1/46	2,072	2,000
Public Service Electric & Gas Co.	3.600%	12/1/47	1,950	1,801
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,000
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,262
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,716
Puget Sound Energy Inc.	5.795%	3/15/40	720	881
Puget Sound Energy Inc.	5.638%	4/15/41	915	1,093
Puget Sound Energy Inc.	4.300%	5/20/45	1,660	1,695
Puget Sound Energy Inc.	4.223%	6/15/48	2,000	2,029
San Diego Gas & Electric Co.	6.000%	6/1/39	560	701
San Diego Gas & Electric Co.	4.500%	8/15/40	1,660	1,732
San Diego Gas & Electric Co.	3.750%	6/1/47	1,760	1,671
San Diego Gas & Electric Co.	4.150%	5/15/48	1,500	1,483
South Carolina Electric & Gas Co.	6.625%	2/1/32	1,000	1,176
South Carolina Electric & Gas Co.	5.300%	5/15/33	975	1,035
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,775	2,016
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,065	1,139
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,650	1,566
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,330	1,296
South Carolina Electric & Gas Co.	4.100%	6/15/46	1,405	1,275
South Carolina Electric & Gas Co.	4.500%	6/1/64	1,235	1,122
South Carolina Electric & Gas Co.	5.100%	6/1/65	1,565	1,577
Southern California Edison Co.	6.650%	4/1/29	1,125	1,368
Southern California Edison Co.	6.000%	1/15/34	1,185	1,382
Southern California Edison Co.	5.750%	4/1/35	1,250	1,431
Southern California Edison Co.	5.350%	7/15/35	1,595	1,823
Southern California Edison Co.	5.550%	1/15/36	300	342
Southern California Edison Co.	5.625%	2/1/36	1,585	1,823
Southern California Edison Co.	5.550%	1/15/37	690	800
Southern California Edison Co.	5.950%	2/1/38	1,290	1,521
Southern California Edison Co.	6.050%	3/15/39	1,475	1,763
Southern California Edison Co.	5.500%	3/15/40	330	374
Southern California Edison Co.	4.500%	9/1/40	1,555	1,562
Southern California Edison Co.	4.050%	3/15/42	2,295	2,149
Southern California Edison Co.	3.900%	3/15/43	1,825	1,671
Southern California Edison Co.	4.650%	10/1/43	1,840	1,879
Southern California Edison Co.	3.600%	2/1/45	1,815	1,594
Southern California Edison Co.	4.000%	4/1/47	3,475	3,223
Southern California Edison Co.	4.125%	3/1/48	3,000	2,836
Southern Co.	4.250%	7/1/36	3,250	3,159
Southern Co.	4.400%	7/1/46	4,901	4,779
Southern Power Co.	5.150%	9/15/41	2,045	2,081
Southern Power Co.	5.250%	7/15/43	1,055	1,094
Southern Power Co.	4.950%	12/15/46	1,400	1,377
Southwestern Electric Power Co.	6.200%	3/15/40	1,160	1,424
Southwestern Electric Power Co.	3.900%	4/1/45	1,690	1,578
Southwestern Electric Power Co.	3.850%	2/1/48	1,500	1,386
Southwestern Public Service Co.	4.500%	8/15/41	1,580	1,643
Southwestern Public Service Co.	3.400%	8/15/46	1,650	1,449
Southwestern Public Service Co.	3.700%	8/15/47	2,475	2,332
Tampa Electric Co.	4.100%	6/15/42	1,125	1,103
Tampa Electric Co.	4.350%	5/15/44	485	484
Tampa Electric Co.	4.300%	6/15/48	1,500	1,485
Toledo Edison Co.	6.150%	5/15/37	1,185	1,425
TransAlta Corp.	6.500%	3/15/40	1,065	1,051
Union Electric Co.	5.300%	8/1/37	990	1,094
Union Electric Co.	8.450%	3/15/39	1,140	1,726
Union Electric Co.	3.900%	9/15/42	1,600	1,559
Union Electric Co.	3.650%	4/15/45	1,035	971
Union Electric Co.	4.000%	4/1/48	1,000	983
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	1,968

103

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virginia Electric & Power Co.	6.000%	5/15/37	2,155	2,638
Virginia Electric & Power Co.	6.350%	11/30/37	1,925	2,444
Virginia Electric & Power Co.	8.875%	11/15/38	1,850	2,862
Virginia Electric & Power Co.	4.000%	1/15/43	1,725	1,635
Virginia Electric & Power Co.	4.650%	8/15/43	1,310	1,370
Virginia Electric & Power Co.	4.450%	2/15/44	2,035	2,066
Virginia Electric & Power Co.	4.200%	5/15/45	1,523	1,499
Virginia Electric & Power Co.	4.000%	11/15/46	1,525	1,460
Virginia Electric & Power Co.	3.800%	9/15/47	1,975	1,815
Westar Energy Inc.	4.125%	3/1/42	2,355	2,336
Westar Energy Inc.	4.100%	4/1/43	1,565	1,558
Westar Energy Inc.	4.250%	12/1/45	575	580
Wisconsin Electric Power Co.	5.625%	5/15/33	620	719
Wisconsin Electric Power Co.	5.700%	12/1/36	750	904
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,137
Wisconsin Public Service Corp.	3.671%	12/1/42	1,030	952
Wisconsin Public Service Corp.	4.752%	11/1/44	2,105	2,300
Xcel Energy Inc.	6.500%	7/1/36	1,000	1,278
Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,675	1,961
Atmos Energy Corp.	4.150%	1/15/43	1,655	1,645
Atmos Energy Corp.	4.125%	10/15/44	2,480	2,467
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,025	1,217
CenterPoint Energy Resources Corp.	4.100%	9/1/47	750	715
KeySpan Corp.	5.803%	4/1/35	1,000	1,165
NiSource Finance Corp.	5.950%	6/15/41	1,375	1,617
Nisource Finance Corp.	5.250%	2/15/43	2,650	2,928
NiSource Finance Corp.	4.800%	2/15/44	1,935	2,002
NiSource Finance Corp.	5.650%	2/1/45	750	850
NiSource Finance Corp.	4.375%	5/15/47	4,580	4,481
NiSource Finance Corp.	3.950%	3/30/48	1,352	1,235
ONE Gas Inc.	4.658%	2/1/44	2,000	2,064
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	899
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,175	1,074
Sempra Energy	3.800%	2/1/38	3,450	3,130
Sempra Energy	6.000%	10/15/39	3,286	3,867
Sempra Energy	4.000%	2/1/48	3,304	2,966
Southern California Gas Co.	3.750%	9/15/42	1,150	1,106
Southern California Gas Co.	4.125%	6/1/48	1,300	1,295
Southern Co. Gas Capital Corp.	6.000%	10/1/34	850	977
Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,720	3,155
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,350	1,338
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	894
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,575	1,557
Southwest Gas Corp.	3.800%	9/29/46	1,000	927
Washington Gas Light Co.	3.796%	9/15/46	1,500	1,464
Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	2,628	3,486
American Water Capital Corp.	4.300%	12/1/42	1,300	1,321
American Water Capital Corp.	4.300%	9/1/45	1,125	1,125
American Water Capital Corp.	4.000%	12/1/46	425	412
American Water Capital Corp.	3.750%	9/1/47	3,076	2,838
United Utilities plc	6.875%	8/15/28	1,345	1,572
Veolia Environnement SA	6.750%	6/1/38	1,358	1,662

				639,750

Total Corporate Bonds (Cost $5,220,409)				5,183,963

Sovereign Bonds (4.1%)
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	4,975	4,755
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	472
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	3,495	3,678
Ecopetrol SA	7.375%	9/18/43	2,650	2,898

104

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ecopetrol SA	5.875%	5/28/45	6,240	5,928
	Equinor ASA	4.250%	11/23/41	2,525	2,485
	Equinor ASA	3.950%	5/15/43	2,290	2,176
	European Investment Bank	4.875%	2/15/36	4,999	6,221
	Hydro-Quebec	8.500%	12/1/29	1,521	2,149
	Inter-American Development Bank	3.875%	10/28/41	1,330	1,470
	Inter-American Development Bank	3.200%	8/7/42	1,405	1,401
	Inter-American Development Bank	4.375%	1/24/44	2,328	2,772
	International Bank for Reconstruction & Development	4.750%	2/15/35	975	1,187
5	KFW	0.000%	4/18/36	7,055	4,019
5	KFW	0.000%	6/29/37	3,365	1,863
	Korea Electric Power Corp.	7.000%	2/1/27	750	933
	Nexen Energy ULC	7.875%	3/15/32	1,800	2,421
	Nexen Energy ULC	5.875%	3/10/35	1,930	2,227
	Nexen Energy ULC	6.400%	5/15/37	1,505	1,842
	Nexen Energy ULC	7.500%	7/30/39	2,250	3,099
3	Oriental Republic of Uruguay	7.625%	3/21/36	3,340	4,325
3	Oriental Republic of Uruguay	4.125%	11/20/45	2,250	2,022
3	Oriental Republic of Uruguay	5.100%	6/18/50	16,900	16,647
3	Oriental Republic of Uruguay	4.975%	4/20/55	3,000	2,888
	Petroleos Mexicanos	6.625%	6/15/35	9,107	8,904
	Petroleos Mexicanos	6.625%	6/15/38	2,575	2,441
	Petroleos Mexicanos	6.500%	6/2/41	10,425	9,802
	Petroleos Mexicanos	5.500%	6/27/44	6,115	5,146
	Petroleos Mexicanos	6.375%	1/23/45	12,100	11,141
	Petroleos Mexicanos	5.625%	1/23/46	7,531	6,412
	Petroleos Mexicanos	6.750%	9/21/47	24,092	22,891
4	Petroleos Mexicanos	6.350%	2/12/48	1,140	1,040
6	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	550	765
	Province of British Columbia	7.250%	9/1/36	1,500	2,273
	Province of Quebec	7.500%	9/15/29	7,765	10,686
	Republic of Chile	3.625%	10/30/42	500	465
	Republic of Chile	3.860%	6/21/47	6,500	6,196
	Republic of Colombia	10.375%	1/28/33	1,025	1,582
	Republic of Colombia	7.375%	9/18/37	5,897	7,396
	Republic of Colombia	6.125%	1/18/41	3,725	4,148
3	Republic of Colombia	5.625%	2/26/44	10,070	10,720
3	Republic of Colombia	5.000%	6/15/45	17,425	17,111
	Republic of Hungary	7.625%	3/29/41	4,178	5,673
4	Republic of Indonesia	4.750%	7/18/47	285	270
	Republic of Indonesia	4.350%	1/11/48	6,150	5,504
	Republic of Italy	5.375%	6/15/33	5,879	6,316
	Republic of Korea	4.125%	6/10/44	3,250	3,413
	Republic of Panama	9.375%	4/1/29	3,660	5,124
3	Republic of Panama	6.700%	1/26/36	8,036	9,852
3	Republic of Panama	4.500%	5/15/47	3,000	2,921
3	Republic of Panama	4.500%	4/16/50	2,300	2,225
3	Republic of Panama	4.300%	4/29/53	2,950	2,762
	Republic of Peru	8.750%	11/21/33	8,400	12,276
3	Republic of Peru	6.550%	3/14/37	4,000	4,975
	Republic of Peru	5.625%	11/18/50	7,190	8,319
	Republic of the Philippines	9.500%	2/2/30	6,867	10,009
	Republic of the Philippines	7.750%	1/14/31	6,825	8,983
	Republic of the Philippines	6.375%	1/15/32	1,575	1,886
	Republic of the Philippines	6.375%	10/23/34	9,650	11,785
	Republic of the Philippines	5.000%	1/13/37	4,000	4,275
	Republic of the Philippines	3.950%	1/20/40	9,677	9,290
	Republic of the Philippines	3.700%	3/1/41	1,587	1,462
	Republic of the Philippines	3.700%	2/2/42	3,965	3,632
	State of Israel	4.500%	1/30/43	6,075	6,112
	State of Israel	4.125%	1/17/48	3,425	3,217
	Statoil ASA	5.100%	8/17/40	3,209	3,584
	Statoil ASA	4.800%	11/8/43	4,640	4,982
	United Mexican States	7.500%	4/8/33	4,110	5,179

105

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Mexican States	6.750%	9/27/34	5,872	6,914
United Mexican States	6.050%	1/11/40	19,041	21,031
United Mexican States	4.750%	3/8/44	30,856	28,897
United Mexican States	5.550%	1/21/45	500	522
United Mexican States	4.600%	1/23/46	10,251	9,400
United Mexican States	4.350%	1/15/47	5,450	4,851
United Mexican States	5.750%	10/12/10	5,950	5,880
Total Sovereign Bonds (Cost $440,857)				430,518
Taxable Municipal Bonds (3.8%)
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	1,025	1,473
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	680	890
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	645	971
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	550	694
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	2,000	2,526
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	450	574
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	175	258
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	2,495	4,040
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	1,095	1,509
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	4,350	6,042
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	2,805	4,102
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	1,665	2,434
California GO	7.700%	11/1/30	1,260	1,392
California GO	4.500%	4/1/33	3,100	3,233
California GO	7.500%	4/1/34	6,830	9,593
California GO	7.950%	3/1/36	1,450	1,564
California GO	4.600%	4/1/38	2,000	2,095
California GO	7.550%	4/1/39	10,495	15,476
California GO	7.300%	10/1/39	5,405	7,658
California GO	7.350%	11/1/39	3,925	5,587
California GO	7.625%	3/1/40	4,165	6,143
California GO	7.600%	11/1/40	7,150	10,753
California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,004
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	800	983
Chicago IL GO	7.045%	1/1/29	800	868
Chicago IL GO	7.375%	1/1/33	2,000	2,224
Chicago IL GO	5.432%	1/1/42	900	837
Chicago IL GO	6.314%	1/1/44	1,050	1,071
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	2,005	2,482
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,275	1,688
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	1,450	1,793
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	5,150	6,701
Clark County NV Airport System Revenue	6.881%	7/1/42	1,150	1,196
Clark County NV Airport System Revenue	6.820%	7/1/45	1,500	2,186
Commonwealth Financing Authority Pennsylvania
Revenue	4.014%	6/1/33	1,300	1,318
Commonwealth Financing Authority Pennsylvania
Revenue	3.864%	6/1/38	1,000	979

106

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Connecticut GO	5.632%	12/1/29	1,500	1,675
Connecticut GO	5.090%	10/1/30	750	805
Connecticut GO	5.850%	3/15/32	2,550	2,942
Cook County IL GO	6.229%	11/15/34	1,050	1,310
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,050
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,545	2,004
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	1,954
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	1,665	2,204
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,619
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	806
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	1,275	1,406
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	1,325	1,680
George Washington University District of Columbia GO	4.300%	9/15/44	1,825	1,874
George Washington University Revenue	4.126%	9/15/48	3,000	3,039
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	4,755	6,012
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	3,169	3,966
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	1,025
Grand Parkway Transportation Corp. Texas System Toll
Revenue	5.184%	10/1/42	1,000	1,177
Houston TX GO	6.290%	3/1/32	1,235	1,421
HOUSTON TX GO	3.961%	3/1/47	950	944
Illinois GO	5.100%	6/1/33	25,940	24,549
Illinois GO	6.630%	2/1/35	1,770	1,875
Illinois GO	6.725%	4/1/35	1,600	1,706
Illinois GO	7.350%	7/1/35	1,055	1,178
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,085
JobsOhio Beverage System Statewide Liquor Profits
Revenue	3.985%	1/1/29	1,525	1,568
JobsOhio Beverage System Statewide Liquor Profits
Revenue	4.532%	1/1/35	1,050	1,135
Kansas Department of Transportation Highway
Revenue	4.596%	9/1/35	1,075	1,182
Los Angeles CA Community College District GO	6.750%	8/1/49	2,425	3,531
Los Angeles CA Department of Water & Power
Revenue	5.716%	7/1/39	1,025	1,270
Los Angeles CA Department of Water & Power
Revenue	6.166%	7/1/40	625	664
Los Angeles CA Department of Water & Power
Revenue	6.574%	7/1/45	1,575	2,225
Los Angeles CA Department of Water & Power
Revenue	6.603%	7/1/50	1,775	2,569
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,640	1,920
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,345	5,268
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,810	3,716
Los Angeles County CA Metropolitan Transportation
Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,199
Los Angeles County CA Public Works Financing
Authority Lease Revenue	7.618%	8/1/40	700	1,031
Louisville & Jefferson County KY Metropolitan Sewer
District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,193
Maryland Transportation Authority Facilities Projects
Revenue	5.888%	7/1/43	850	1,092
Massachusetts GO	4.500%	8/1/31	1,500	1,600
Massachusetts GO	5.456%	12/1/39	3,135	3,755
Massachusetts School Building Authority Dedicated
Sales Tax Revenue	5.715%	8/15/39	1,530	1,872
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,515	1,910
Metropolitan Government of Nashville & Davidson
County TN Convention Center Authority Tourism Tax
Revenue	6.731%	7/1/43	1,000	1,349

107

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	1,355	1,991
	Mississippi GO	5.245%	11/1/34	1,100	1,284
	Missouri Health & Educational Facilities Authority
	Revenue (Washington University)	3.652%	8/15/57	1,400	1,323
7	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	5,750	7,000
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	1,900	2,110
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	1,660	1,744
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	1,675	2,082
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,564	6,638
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	5,985	8,423
	New York City NY GO	5.206%	10/1/31	1,070	1,220
	New York City NY GO	6.646%	12/1/31	400	432
	New York City NY GO	6.246%	6/1/35	1,075	1,135
	New York City NY GO	5.517%	10/1/37	1,175	1,406
	New York City NY GO	6.271%	12/1/37	1,520	1,980
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.750%	6/15/41	975	1,230
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.790%	6/15/41	500	524
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,308
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.952%	6/15/42	800	1,041
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	6.011%	6/15/42	1,500	1,949
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.440%	6/15/43	1,970	2,418
	New York City NY Municipal Water Finance Authority
	Water & Sewer System Revenue	5.882%	6/15/44	1,595	2,076
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.267%	5/1/27	20	22
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.767%	8/1/36	1,575	1,872
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.508%	8/1/37	1,715	2,031
	New York City NY Transitional Finance Authority Future
	Tax Revenue	5.572%	11/1/38	1,150	1,373
	New York Metropolitan Transportation Authority
	Revenue	6.814%	11/15/40	540	725
	New York Metropolitan Transportation Authority
	Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,400	4,971
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	5.871%	11/15/39	700	851
	New York Metropolitan Transportation Authority
	Revenue (Transit Revenue)	6.668%	11/15/39	1,845	2,460
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.427%	3/15/39	500	586
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.628%	3/15/39	1,830	2,180
	New York State Dormitory Authority Revenue (Personal
	Income Tax)	5.600%	3/15/40	995	1,217
	New York State Urban Development Corp. Revenue
	(Personal Income Tax)	5.770%	3/15/39	1,625	1,901
	New York University Hospitals Center Revenue	5.750%	7/1/43	925	1,144
	North Carolina Turnpike Authority	6.700%	1/1/39	100	102
	North Carolina Turnpike Authority	6.700%	1/1/39	70	71
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,835	4,025
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,175	2,493
	Ohio State University General Receipts Revenue	3.798%	12/1/46	1,400	1,385

108

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,682	1,833
	Ohio Water Development Authority Water Pollution
	Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,236
	Oregon Department of Transportation Highway User
	Tax Revenue	5.834%	11/15/34	1,405	1,731
8	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,684
7	Oregon School Boards Association GO	5.550%	6/30/28	875	987
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,365
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,523
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,625	2,013
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,695	2,100
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	2,375	2,807
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	1,200	1,301
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	3,520	4,128
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	6,575	6,983
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,500	1,688
	Port of Seattle WA Revenue	7.000%	5/1/36	100	104
	President & Fellows of Harvard College Massachusetts
	GO	4.875%	10/15/40	2,150	2,520
	President & Fellows of Harvard College Massachusetts
	GO	3.150%	7/15/46	1,700	1,543
	Princeton University New Jersey GO	5.700%	3/1/39	2,150	2,800
	Regional Transportation District of Colorado Sales Tax
	Revenue	5.844%	11/1/50	1,110	1,455
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,410
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	2,200	2,091
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,050	1,008
	Salt River Project Arizona Agricultural Improvement &
	Power District Revenue	4.839%	1/1/41	1,900	2,182
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,113
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,450	1,811
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,100	1,211
	San Diego County CA Regional Transportation
	Commission Sales Tax Revenue	5.911%	4/1/48	1,365	1,820
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,000	2,640
	San Francisco CA City & County Public Utilities
	Commission Water Revenue	6.950%	11/1/50	1,440	2,082
	San Jose California Redevelopment Agency Successor
	Agency Tax Allocation	3.375%	8/1/34	1,350	1,292
	Santa Clara Valley CA Transportation Authority Sales
	Tax Revenue	5.876%	4/1/32	1,500	1,761
	South Carolina Public Service Authority Revenue	5.784%	12/1/41	250	296
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,300	1,749
	Texas GO	5.517%	4/1/39	3,290	4,156
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,900	4,451
	Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,080
	University of California Regents Medical Center
	Revenue	6.548%	5/15/48	1,350	1,815
	University of California Regents Medical Center
	Revenue	6.583%	5/15/49	1,075	1,441
	University of California Revenue	4.601%	5/15/31	1,000	1,079
	University of California Revenue	6.270%	5/15/31	500	517
	University of California Revenue	5.770%	5/15/43	2,900	3,578
	University of California Revenue	4.131%	5/15/45	1,500	1,525
	University of California Revenue	5.946%	5/15/45	1,275	1,606
	University of California Revenue	4.858%	5/15/12	3,050	3,234
	University of California Revenue	4.767%	5/15/15	1,450	1,506
	University of Southern California GO	5.250%	10/1/11	1,000	1,187
	University of Texas Permanent University Fund
	Revenue	3.376%	7/1/47	1,200	1,111
	University of Texas Revenue	3.354%	8/15/47	1,000	919
	University of Texas System Revenue Financing System
	Revenue	6.276%	8/15/41	900	932

109

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	1,075	1,217
University of Virginia Revenue	4.179%	9/1/17	600	599
Washington GO	5.140%	8/1/40	1,285	1,530
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,672
Total Taxable Municipal Bonds (Cost $354,476)				401,837
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
9 Vanguard Market Liquidity Fund (Cost $36,464)	2.122%		364,617	36,465
Total Investments (99.4%) (Cost $10,460,834)				10,495,267
Other Assets and Liabilities—Net (0.6%)				65,938
Net Assets (100%)				10,561,205

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $98,054,000, representing 0.9% of net assets.

5 Guaranteed by the Federal Republic of Germany.

6 Guaranteed by the Republic of the Philippines.

7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

110

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA3142_082018

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.3%)
U.S. Government Securities (40.7%)
United States Treasury Note/Bond	0.750%	7/15/19	101,795	100,109
United States Treasury Note/Bond	0.875%	7/31/19	128,706	126,635
United States Treasury Note/Bond	1.375%	7/31/19	173,140	171,246
United States Treasury Note/Bond	1.625%	7/31/19	275,496	273,259
United States Treasury Note/Bond	0.750%	8/15/19	249,493	244,972
United States Treasury Note/Bond	3.625%	8/15/19	766,942	777,127
United States Treasury Note/Bond	8.125%	8/15/19	6,636	7,050
United States Treasury Note/Bond	1.250%	8/31/19	76,119	75,108
United States Treasury Note/Bond	1.625%	8/31/19	364,194	360,894
United States Treasury Note/Bond	0.875%	9/15/19	472,565	463,927
United States Treasury Note/Bond	1.000%	9/30/19	58,600	57,575
United States Treasury Note/Bond	1.375%	9/30/19	216,875	214,062
United States Treasury Note/Bond	1.750%	9/30/19	404,421	401,008
United States Treasury Note/Bond	1.000%	10/15/19	438,140	430,131
United States Treasury Note/Bond	1.250%	10/31/19	40,600	39,966
United States Treasury Note/Bond	1.500%	10/31/19	741,575	732,424
United States Treasury Note/Bond	1.000%	11/15/19	536,465	525,988
United States Treasury Note/Bond	3.375%	11/15/19	569,133	575,980
United States Treasury Note/Bond	1.000%	11/30/19	147,175	144,186
United States Treasury Note/Bond	1.500%	11/30/19	503,150	496,388
United States Treasury Note/Bond	1.750%	11/30/19	318,945	315,756
United States Treasury Note/Bond	1.375%	12/15/19	292,585	288,015
United States Treasury Note/Bond	1.125%	12/31/19	95,000	93,115
United States Treasury Note/Bond	1.625%	12/31/19	39,053	38,564
United States Treasury Note/Bond	1.875%	12/31/19	455,622	451,562
United States Treasury Note/Bond	1.375%	1/15/20	112,100	110,226
United States Treasury Note/Bond	1.250%	1/31/20	553,500	542,862
United States Treasury Note/Bond	1.375%	1/31/20	145,023	142,530
United States Treasury Note/Bond	2.000%	1/31/20	88,320	87,658
United States Treasury Note/Bond	1.375%	2/15/20	858,024	842,742
United States Treasury Note/Bond	3.625%	2/15/20	477,635	485,994
United States Treasury Note/Bond	8.500%	2/15/20	15,275	16,724
United States Treasury Note/Bond	1.250%	2/29/20	77,506	75,919
United States Treasury Note/Bond	1.375%	2/29/20	196,685	193,058
United States Treasury Note/Bond	2.250%	2/29/20	209,139	208,256
United States Treasury Note/Bond	1.625%	3/15/20	796,130	784,315
United States Treasury Note/Bond	1.125%	3/31/20	20,300	19,818
United States Treasury Note/Bond	1.375%	3/31/20	275,643	270,301
United States Treasury Note/Bond	2.250%	3/31/20	158,381	157,664
United States Treasury Note/Bond	1.500%	4/15/20	393,640	386,629
United States Treasury Note/Bond	1.125%	4/30/20	88,993	86,782
United States Treasury Note/Bond	1.375%	4/30/20	249,230	244,128
United States Treasury Note/Bond	2.375%	4/30/20	260,331	259,639
United States Treasury Note/Bond	1.500%	5/15/20	468,788	460,073
United States Treasury Note/Bond	3.500%	5/15/20	501,005	509,692
United States Treasury Note/Bond	8.750%	5/15/20	70	78
United States Treasury Note/Bond	1.375%	5/31/20	312,855	306,060
United States Treasury Note/Bond	1.500%	5/31/20	138,577	135,891
United States Treasury Note/Bond	2.500%	5/31/20	386,728	386,488
United States Treasury Note/Bond	1.500%	6/15/20	382,922	375,382
United States Treasury Note/Bond	1.625%	6/30/20	88,735	87,168
United States Treasury Note/Bond	1.875%	6/30/20	320,460	316,304
United States Treasury Note/Bond	2.500%	6/30/20	259,053	258,931
United States Treasury Note/Bond	1.500%	7/15/20	377,857	370,066
United States Treasury Note/Bond	1.625%	7/31/20	330,340	324,146
United States Treasury Note/Bond	2.000%	7/31/20	105,803	104,613
United States Treasury Note/Bond	1.500%	8/15/20	614,284	600,942
United States Treasury Note/Bond	2.625%	8/15/20	282,500	282,853
United States Treasury Note/Bond	8.750%	8/15/20	192,190	216,514
United States Treasury Note/Bond	1.375%	8/31/20	357,825	348,937
United States Treasury Note/Bond	2.125%	8/31/20	175,666	174,074

1

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.375%	9/30/20	222,650	216,874
United States Treasury Note/Bond	2.000%	9/30/20	50,741	50,107
United States Treasury Note/Bond	1.625%	10/15/20	400,557	392,109
United States Treasury Note/Bond	1.375%	10/31/20	207,217	201,583
United States Treasury Note/Bond	1.750%	10/31/20	235,567	231,150
United States Treasury Note/Bond	1.750%	11/15/20	720,670	706,934
United States Treasury Note/Bond	2.625%	11/15/20	853,684	854,350
United States Treasury Note/Bond	1.625%	11/30/20	404,003	394,913
United States Treasury Note/Bond	2.000%	11/30/20	336,980	332,347
United States Treasury Note/Bond	1.875%	12/15/20	97,985	96,331
United States Treasury Note/Bond	1.750%	12/31/20	196,004	192,023
United States Treasury Note/Bond	2.375%	12/31/20	302,770	301,208
United States Treasury Note/Bond	2.000%	1/15/21	641,473	632,050
United States Treasury Note/Bond	1.375%	1/31/21	431,527	418,314
United States Treasury Note/Bond	2.125%	1/31/21	114,586	113,208
United States Treasury Note/Bond	2.250%	2/15/21	482,194	477,898
United States Treasury Note/Bond	3.625%	2/15/21	336,211	344,721
United States Treasury Note/Bond	7.875%	2/15/21	209,734	237,524
United States Treasury Note/Bond	1.125%	2/28/21	148,979	143,322
United States Treasury Note/Bond	2.000%	2/28/21	420,083	413,521
United States Treasury Note/Bond	2.375%	3/15/21	503,983	500,914
United States Treasury Note/Bond	1.250%	3/31/21	709,298	683,806
United States Treasury Note/Bond	2.250%	3/31/21	355,755	352,308
United States Treasury Note/Bond	2.375%	4/15/21	337,236	335,074
United States Treasury Note/Bond	1.375%	4/30/21	117,710	113,756
United States Treasury Note/Bond	2.250%	4/30/21	369,725	366,028
United States Treasury Note/Bond	2.625%	5/15/21	408,340	408,340
United States Treasury Note/Bond	3.125%	5/15/21	371,010	376,111
United States Treasury Note/Bond	8.125%	5/15/21	110	127
United States Treasury Note/Bond	1.375%	5/31/21	432,225	417,097
United States Treasury Note/Bond	2.000%	5/31/21	265,320	260,677
United States Treasury Note/Bond	2.625%	6/15/21	343,711	343,711
United States Treasury Note/Bond	1.125%	6/30/21	477,116	456,466
United States Treasury Note/Bond	2.125%	6/30/21	344,450	339,390
United States Treasury Note/Bond	1.125%	7/31/21	371,910	355,349
United States Treasury Note/Bond	2.250%	7/31/21	249,925	247,073
United States Treasury Note/Bond	2.125%	8/15/21	113,948	112,168
United States Treasury Note/Bond	8.125%	8/15/21	35,690	41,523
United States Treasury Note/Bond	1.125%	8/31/21	215,566	205,662
United States Treasury Note/Bond	2.000%	8/31/21	359,915	352,828
United States Treasury Note/Bond	1.125%	9/30/21	564,411	537,776
United States Treasury Note/Bond	2.125%	9/30/21	365,066	359,075
United States Treasury Note/Bond	1.250%	10/31/21	514,864	491,855
United States Treasury Note/Bond	2.000%	10/31/21	278,940	273,099
United States Treasury Note/Bond	2.000%	11/15/21	335,482	328,353
United States Treasury Note/Bond	1.750%	11/30/21	132,807	128,864
United States Treasury Note/Bond	1.875%	11/30/21	238,710	232,594
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,103
United States Treasury Note/Bond	2.125%	12/31/21	253,010	248,425
United States Treasury Note/Bond	1.500%	1/31/22	228,760	219,573
United States Treasury Note/Bond	1.875%	1/31/22	391,022	380,331
United States Treasury Note/Bond	2.000%	2/15/22	43,916	42,887
United States Treasury Note/Bond	1.750%	2/28/22	781,447	756,050
United States Treasury Note/Bond	1.875%	2/28/22	531,386	516,444
United States Treasury Note/Bond	1.750%	3/31/22	215,000	207,879
United States Treasury Note/Bond	1.875%	3/31/22	495,100	480,787
United States Treasury Note/Bond	1.750%	4/30/22	240,880	232,599
United States Treasury Note/Bond	1.875%	4/30/22	350,499	340,093
United States Treasury Note/Bond	1.750%	5/31/22	450,110	434,284
United States Treasury Note/Bond	1.875%	5/31/22	229,640	222,680
United States Treasury Note/Bond	1.750%	6/30/22	343,114	330,782
United States Treasury Note/Bond	2.125%	6/30/22	227,735	222,789
United States Treasury Note/Bond	1.875%	7/31/22	530,907	513,902
United States Treasury Note/Bond	2.000%	7/31/22	227,600	221,412

2

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.625%	8/15/22	31,980	30,626
United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,547
United States Treasury Note/Bond	1.625%	8/31/22	445,550	426,614
United States Treasury Note/Bond	1.875%	8/31/22	430,913	416,775
United States Treasury Note/Bond	1.750%	9/30/22	303,815	292,136
United States Treasury Note/Bond	1.875%	9/30/22	499,170	482,478
United States Treasury Note/Bond	1.875%	10/31/22	354,240	342,118
United States Treasury Note/Bond	2.000%	10/31/22	445,976	432,945
United States Treasury Note/Bond	1.625%	11/15/22	135,125	129,066
United States Treasury Note/Bond	2.000%	11/30/22	693,075	672,608
United States Treasury Note/Bond	2.125%	12/31/22	867,125	845,178
United States Treasury Note/Bond	1.750%	1/31/23	277,602	265,976
United States Treasury Note/Bond	2.375%	1/31/23	472,400	465,314
United States Treasury Note/Bond	2.000%	2/15/23	110,271	106,807
United States Treasury Note/Bond	7.125%	2/15/23	163,535	194,505
United States Treasury Note/Bond	1.500%	2/28/23	235,893	223,251
United States Treasury Note/Bond	2.625%	2/28/23	331,636	330,236
United States Treasury Note/Bond	1.500%	3/31/23	448,350	423,901
United States Treasury Note/Bond	2.500%	3/31/23	520,701	515,411
United States Treasury Note/Bond	1.625%	4/30/23	108,332	102,898
United States Treasury Note/Bond	2.750%	4/30/23	261,973	262,135
United States Treasury Note/Bond	1.750%	5/15/23	846,053	808,116
United States Treasury Note/Bond	1.625%	5/31/23	367,450	348,791
United States Treasury Note/Bond	2.750%	5/31/23	186,365	186,568
United States Treasury Note/Bond	1.375%	6/30/23	275,345	257,836
United States Treasury Note/Bond	2.625%	6/30/23	386,673	384,740
United States Treasury Note/Bond	1.250%	7/31/23	270,465	251,321
United States Treasury Note/Bond	2.500%	8/15/23	466,785	461,240
United States Treasury Note/Bond	6.250%	8/15/23	208,228	242,910
United States Treasury Note/Bond	1.375%	8/31/23	299,160	279,389
United States Treasury Note/Bond	1.375%	9/30/23	327,230	305,194
United States Treasury Note/Bond	1.625%	10/31/23	217,345	205,119
United States Treasury Note/Bond	2.750%	11/15/23	409,962	409,708
United States Treasury Note/Bond	2.125%	11/30/23	379,325	367,115
United States Treasury Note/Bond	2.250%	12/31/23	171,275	166,726
United States Treasury Note/Bond	2.250%	1/31/24	184,225	179,216
United States Treasury Note/Bond	2.750%	2/15/24	407,379	406,743
United States Treasury Note/Bond	2.125%	2/29/24	632,624	610,976
United States Treasury Note/Bond	2.125%	3/31/24	293,850	283,565
United States Treasury Note/Bond	2.000%	4/30/24	313,082	299,873
United States Treasury Note/Bond	2.500%	5/15/24	657,918	647,431
United States Treasury Note/Bond	2.000%	5/31/24	390,993	374,133
United States Treasury Note/Bond	2.000%	6/30/24	319,533	305,553
United States Treasury Note/Bond	2.125%	7/31/24	274,425	264,134
United States Treasury Note/Bond	2.375%	8/15/24	465,390	454,193
United States Treasury Note/Bond	1.875%	8/31/24	302,793	287,132
United States Treasury Note/Bond	2.125%	9/30/24	515,058	495,100
United States Treasury Note/Bond	2.250%	10/31/24	282,595	273,498
United States Treasury Note/Bond	2.250%	11/15/24	616,889	596,741
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,688
United States Treasury Note/Bond	2.125%	11/30/24	610,580	586,157
United States Treasury Note/Bond	2.250%	12/31/24	487,345	471,204
United States Treasury Note/Bond	2.500%	1/31/25	242,130	237,665
United States Treasury Note/Bond	2.000%	2/15/25	364,279	346,349
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,723
United States Treasury Note/Bond	2.750%	2/28/25	278,661	277,616
United States Treasury Note/Bond	2.625%	3/31/25	294,755	291,348
United States Treasury Note/Bond	2.875%	4/30/25	248,553	249,485
United States Treasury Note/Bond	2.125%	5/15/25	975,222	933,014
United States Treasury Note/Bond	2.875%	5/31/25	277,015	278,009
United States Treasury Note/Bond	2.750%	6/30/25	254,587	253,472
United States Treasury Note/Bond	2.000%	8/15/25	658,890	623,988
United States Treasury Note/Bond	6.875%	8/15/25	48,414	61,054
United States Treasury Note/Bond	2.250%	11/15/25	750,907	722,162

3

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.625%	2/15/26	694,677	637,151
United States Treasury Note/Bond	1.625%	5/15/26	716,160	654,949
United States Treasury Note/Bond	1.500%	8/15/26	607,414	548,379
United States Treasury Note/Bond	6.750%	8/15/26	32,360	41,552
United States Treasury Note/Bond	2.000%	11/15/26	487,821	457,030
United States Treasury Note/Bond	6.500%	11/15/26	50,779	64,616
United States Treasury Note/Bond	2.250%	2/15/27	748,740	714,230
United States Treasury Note/Bond	2.375%	5/15/27	452,574	435,675
United States Treasury Note/Bond	2.250%	8/15/27	516,629	491,443
United States Treasury Note/Bond	6.375%	8/15/27	33,585	43,073
United States Treasury Note/Bond	2.250%	11/15/27	813,084	772,430
United States Treasury Note/Bond	2.750%	2/15/28	472,111	467,758
United States Treasury Note/Bond	2.875%	5/15/28	691,236	692,315
United States Treasury Note/Bond	5.500%	8/15/28	39,225	48,259
United States Treasury Note/Bond	5.250%	11/15/28	3,485	4,226
United States Treasury Note/Bond	5.250%	2/15/29	53,395	64,975
United States Treasury Note/Bond	6.125%	8/15/29	75,455	98,704
United States Treasury Note/Bond	6.250%	5/15/30	101,178	135,326
United States Treasury Note/Bond	5.375%	2/15/31	253,665	320,331
United States Treasury Note/Bond	4.500%	2/15/36	143,881	175,759
United States Treasury Note/Bond	4.750%	2/15/37	49,775	63,012
United States Treasury Note/Bond	5.000%	5/15/37	69,400	90,524
United States Treasury Note/Bond	4.375%	2/15/38	88,118	107,270
United States Treasury Note/Bond	4.500%	5/15/38	59,113	73,180
United States Treasury Note/Bond	3.500%	2/15/39	247,906	269,637
United States Treasury Note/Bond	4.250%	5/15/39	109,385	131,774
United States Treasury Note/Bond	4.500%	8/15/39	85,222	106,115
United States Treasury Note/Bond	4.375%	11/15/39	184,026	225,748
United States Treasury Note/Bond	4.625%	2/15/40	230,082	291,666
United States Treasury Note/Bond	4.375%	5/15/40	216,060	265,484
United States Treasury Note/Bond	3.875%	8/15/40	162,672	186,920
United States Treasury Note/Bond	4.250%	11/15/40	329,132	398,608
United States Treasury Note/Bond	4.750%	2/15/41	208,930	270,435
United States Treasury Note/Bond	4.375%	5/15/41	183,108	225,853
United States Treasury Note/Bond	3.750%	8/15/41	143,510	162,211
United States Treasury Note/Bond	3.125%	11/15/41	122,460	125,637
United States Treasury Note/Bond	3.125%	2/15/42	165,627	169,870
United States Treasury Note/Bond	3.000%	5/15/42	173,799	174,560
United States Treasury Note/Bond	2.750%	8/15/42	601,824	578,221
United States Treasury Note/Bond	2.750%	11/15/42	658,594	632,250
United States Treasury Note/Bond	3.125%	2/15/43	314,938	322,714
United States Treasury Note/Bond	2.875%	5/15/43	430,940	422,726
United States Treasury Note/Bond	3.625%	8/15/43	306,900	341,475
United States Treasury Note/Bond	3.750%	11/15/43	268,181	304,511
United States Treasury Note/Bond	3.625%	2/15/44	412,962	460,064
United States Treasury Note/Bond	3.375%	5/15/44	269,981	288,880
United States Treasury Note/Bond	3.125%	8/15/44	320,450	328,461
United States Treasury Note/Bond	3.000%	11/15/44	350,027	350,902
United States Treasury Note/Bond	2.500%	2/15/45	415,989	378,679
United States Treasury Note/Bond	3.000%	5/15/45	559,279	560,677
United States Treasury Note/Bond	2.875%	8/15/45	391,828	383,502
United States Treasury Note/Bond	3.000%	11/15/45	176,185	176,597
United States Treasury Note/Bond	2.500%	2/15/46	429,975	390,336
United States Treasury Note/Bond	2.500%	5/15/46	776,992	704,996
United States Treasury Note/Bond	2.250%	8/15/46	399,311	343,343
United States Treasury Note/Bond	2.875%	11/15/46	656,620	642,155
United States Treasury Note/Bond	3.000%	2/15/47	107,835	108,087
United States Treasury Note/Bond	3.000%	5/15/47	192,429	192,790
United States Treasury Note/Bond	2.750%	8/15/47	388,136	369,940
United States Treasury Note/Bond	2.750%	11/15/47	460,604	439,011
United States Treasury Note/Bond	3.000%	2/15/48	546,147	547,343
United States Treasury Note/Bond	3.125%	5/15/48	410,799	421,842
				80,681,742

4

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Agency Bonds and Notes (1.8%)
1 AID-Iraq	2.149%	1/18/22	10,900	10,654
1 AID-Israel	5.500%	9/18/23	542	609
1 AID-Israel	5.500%	12/4/23	4,768	5,382
1 AID-Israel	5.500%	4/26/24	20,405	23,119
1 AID-Jordan	2.503%	10/30/20	10,100	10,009
1 AID-Jordan	2.578%	6/30/22	3,400	3,354
1 AID-Jordan	3.000%	6/30/25	5,200	5,169
1 AID-Tunisia	2.452%	7/24/21	3,275	3,239
1 AID-Tunisia	1.416%	8/5/21	3,860	3,710
1 AID-Ukraine	1.847%	5/29/20	11,500	11,284
1 AID-Ukraine	1.471%	9/29/21	10,100	9,637
2 Federal Farm Credit Banks	5.150%	11/15/19	15,675	16,232
2 Federal Farm Credit Banks	2.375%	3/27/20	7,300	7,279
2 Federal Farm Credit Banks	2.550%	5/15/20	10,000	9,995
2 Federal Farm Credit Banks	1.680%	10/13/20	11,125	10,891
2 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,158
2 Federal Home Loan Banks	0.875%	8/5/19	53,850	52,957
2 Federal Home Loan Banks	1.000%	9/26/19	61,000	59,914
2 Federal Home Loan Banks	1.500%	10/21/19	85,880	84,791
2 Federal Home Loan Banks	1.375%	11/15/19	47,300	46,591
2 Federal Home Loan Banks	2.125%	2/11/20	56,525	56,162
2 Federal Home Loan Banks	1.875%	3/13/20	795	786
2 Federal Home Loan Banks	4.125%	3/13/20	8,100	8,311
2 Federal Home Loan Banks	2.375%	3/30/20	47,650	47,512
2 Federal Home Loan Banks	2.625%	5/28/20	72,000	72,066
2 Federal Home Loan Banks	3.375%	6/12/20	25,725	26,108
2 Federal Home Loan Banks	1.375%	9/28/20	26,600	25,882
2 Federal Home Loan Banks	5.250%	12/11/20	6,850	7,264
2 Federal Home Loan Banks	1.375%	2/18/21	24,475	23,673
2 Federal Home Loan Banks	2.250%	6/11/21	30,750	30,374
2 Federal Home Loan Banks	5.625%	6/11/21	19,450	21,057
2 Federal Home Loan Banks	1.125%	7/14/21	57,020	54,430
2 Federal Home Loan Banks	1.875%	11/29/21	73,000	71,017
2 Federal Home Loan Banks	2.125%	3/10/23	26,920	26,112
2 Federal Home Loan Banks	2.875%	6/14/24	40,400	40,280
2 Federal Home Loan Banks	5.375%	8/15/24	24,600	27,918
2 Federal Home Loan Banks	2.875%	9/13/24	14,985	14,914
2 Federal Home Loan Banks	5.500%	7/15/36	19,780	25,887
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	52,884	52,047
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	21,826	21,554
3 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	31,000	30,643
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	103,270	101,697
3 Federal Home Loan Mortgage Corp.	0.000%	11/29/19	150	145
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	91,400	90,006
3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	22,187	21,725
3 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	66,454	66,378
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	43,383	42,458
3 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	14,000	13,697
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	48,739	47,892
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	62,000	61,531
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	25,000	23,829
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	200,784	198,300
3 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	49,832
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,606	4,812
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,204	123,334
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,604	11,533
3 Federal National Mortgage Assn.	0.875%	8/2/19	116,360	114,444
3 Federal National Mortgage Assn.	1.000%	8/28/19	95,000	93,467
3 Federal National Mortgage Assn.	1.750%	9/12/19	67,575	67,001
3 Federal National Mortgage Assn.	0.000%	10/9/19	35,640	34,497
3 Federal National Mortgage Assn.	1.000%	10/24/19	52,500	51,494
3 Federal National Mortgage Assn.	1.750%	11/26/19	61,950	61,319

5

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Federal National Mortgage Assn.	1.625%	1/21/20	30,800	30,385
3	Federal National Mortgage Assn.	1.500%	2/28/20	18,975	18,658
3	Federal National Mortgage Assn.	1.500%	6/22/20	52,600	51,510
3	Federal National Mortgage Assn.	1.500%	7/30/20	23,000	22,489
3	Federal National Mortgage Assn.	1.500%	11/30/20	28,711	27,955
3	Federal National Mortgage Assn.	1.875%	12/28/20	40,000	39,235
3	Federal National Mortgage Assn.	1.375%	2/26/21	32,145	31,083
3	Federal National Mortgage Assn.	2.500%	4/13/21	44,150	43,932
3	Federal National Mortgage Assn.	2.750%	6/22/21	29,388	29,442
3	Federal National Mortgage Assn.	1.250%	8/17/21	30,300	28,987
3	Federal National Mortgage Assn.	1.375%	10/7/21	60,000	57,505
3	Federal National Mortgage Assn.	2.000%	1/5/22	103,000	100,451
3	Federal National Mortgage Assn.	1.875%	4/5/22	22,275	21,587
3	Federal National Mortgage Assn.	2.000%	10/5/22	18,525	17,946
3	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	32,916
3	Federal National Mortgage Assn.	2.625%	9/6/24	119,860	118,009
3	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	31,837
3	Federal National Mortgage Assn.	1.875%	9/24/26	43,000	39,299
3	Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,081
3	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	36,263
3	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	66,697
3	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	33,295
3	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	10,396
	Private Export Funding Corp.	1.450%	8/15/19	13,800	13,635
	Private Export Funding Corp.	2.250%	3/15/20	8,000	7,944
	Private Export Funding Corp.	2.300%	9/15/20	2,475	2,451
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,504
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,621
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,049
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,317
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,041
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,497
	Resolution Funding Corp.	8.125%	10/15/19	450	482
	Resolution Funding Corp.	8.875%	7/15/20	180	202
	Resolution Funding Corp.	8.625%	1/15/30	110	165
2	Tennessee Valley Authority	2.250%	3/15/20	11,825	11,756
2	Tennessee Valley Authority	3.875%	2/15/21	10,915	11,233
2	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,038
2	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,564
2	Tennessee Valley Authority	6.750%	11/1/25	17,306	21,381
2	Tennessee Valley Authority	2.875%	2/1/27	29,750	29,103
2	Tennessee Valley Authority	7.125%	5/1/30	27,165	37,316
2	Tennessee Valley Authority	4.650%	6/15/35	15,169	17,410
2	Tennessee Valley Authority	5.880%	4/1/36	10,200	13,536
2	Tennessee Valley Authority	6.150%	1/15/38	920	1,281
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,283
2	Tennessee Valley Authority	5.250%	9/15/39	17,590	22,452
2	Tennessee Valley Authority	4.875%	1/15/48	6,951	8,557
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,500
2	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,051
2	Tennessee Valley Authority	4.250%	9/15/65	14,725	16,640
					3,529,329
Conventional Mortgage-Backed Securities (21.7%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	121,333	115,165
3,4	Fannie Mae Pool	2.500%	11/1/26–10/1/46	1,207,519	1,176,544
3,4,5	Fannie Mae Pool	3.000%	9/1/20–7/1/48	4,453,095	4,361,014
3,4,5	Fannie Mae Pool	3.500%	10/1/18–8/1/48	5,487,934	5,488,744
3,4,5	Fannie Mae Pool	4.000%	7/1/18–7/1/48	3,798,176	3,885,982
3,4,5	Fannie Mae Pool	4.500%	7/1/18–7/1/48	1,476,161	1,544,948
3,4,5	Fannie Mae Pool	5.000%	7/1/18–8/1/48	476,798	509,684

6

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	5.500%	10/1/18–2/1/42	394,247	427,483
3,4	Fannie Mae Pool	6.000%	10/1/18–5/1/41	259,647	284,092
3,4	Fannie Mae Pool	6.500%	10/1/18–10/1/39	72,723	79,888
3,4	Fannie Mae Pool	7.000%	11/1/18–11/1/38	20,523	23,081
3,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,822	2,005
3,4	Fannie Mae Pool	8.000%	11/1/21–9/1/31	652	712
3,4	Fannie Mae Pool	8.500%	12/1/19–5/1/32	272	307
3,4	Fannie Mae Pool	9.000%	1/1/19–8/1/30	61	65
3,4	Fannie Mae Pool	9.500%	1/1/20–11/1/25	94	106
3,4	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	62,189	58,994
3,4	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/46	917,068	893,604
3,4,5	Freddie Mac Gold Pool	3.000%	3/1/21–7/1/48	3,127,555	3,060,065
3,4,5	Freddie Mac Gold Pool	3.500%	9/1/20–7/1/48	3,652,614	3,651,483
3,4,5	Freddie Mac Gold Pool	4.000%	7/1/18–7/1/48	2,236,902	2,287,299
3,4,5	Freddie Mac Gold Pool	4.500%	7/1/18–7/1/48	865,590	904,765
3,4	Freddie Mac Gold Pool	5.000%	9/1/18–8/1/44	266,497	283,934
3,4	Freddie Mac Gold Pool	5.500%	9/1/18–6/1/41	215,917	234,393
3,4	Freddie Mac Gold Pool	6.000%	11/1/18–5/1/40	116,201	127,840
3,4	Freddie Mac Gold Pool	6.500%	2/1/19–9/1/39	35,882	39,900
3,4	Freddie Mac Gold Pool	7.000%	10/1/20–12/1/38	12,960	14,630
3,4	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	1,066	1,191
3,4	Freddie Mac Gold Pool	8.000%	7/1/20–1/1/32	1,159	1,276
3,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	219	245
3,4	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	183	196
3,4	Freddie Mac Gold Pool	9.500%	8/1/20–6/1/25	6	6
3,4	Freddie Mac Gold Pool	10.000%	3/1/21–4/1/25	1	1
3,4	Freddie Mac Non Gold Pool	9.500%	3/1/20	1	1
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	173,836	170,674
4	Ginnie Mae I Pool	3.500%	11/15/25–3/15/45	212,737	214,358
4	Ginnie Mae I Pool	4.000%	8/15/18–6/15/46	293,886	302,534
4,5	Ginnie Mae I Pool	4.500%	8/15/18–7/1/48	281,771	295,852
4	Ginnie Mae I Pool	4.750%	8/15/33	12	12
4	Ginnie Mae I Pool	5.000%	8/15/18–4/15/41	153,729	163,555
4	Ginnie Mae I Pool	5.500%	9/15/18–2/15/41	84,526	91,345
4	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	67,680	74,128
4	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	15,862	17,351
4	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	4,233	4,711
4	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,855	1,994
4	Ginnie Mae I Pool	7.750%	2/15/30	1	1
4	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	1,279	1,389
4	Ginnie Mae I Pool	8.250%	6/15/27	1	1
4	Ginnie Mae I Pool	8.500%	2/15/20–3/15/31	270	283
4	Ginnie Mae I Pool	9.000%	10/15/19–1/15/31	249	263
4	Ginnie Mae I Pool	9.500%	8/15/18–9/15/25	42	47
4	Ginnie Mae I Pool	10.000%	1/15/19–2/15/25	2	2
4	Ginnie Mae I Pool	10.500%	6/15/20–2/15/25	3	3
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	136,515	130,863
4,5	Ginnie Mae II Pool	3.000%	10/20/26–7/1/48	3,066,797	3,013,752
4,5	Ginnie Mae II Pool	3.500%	9/20/25–7/1/48	4,945,251	4,981,230
4,5	Ginnie Mae II Pool	4.000%	9/20/25–6/1/48	2,429,131	2,501,947
4,5	Ginnie Mae II Pool	4.500%	12/20/20–7/1/48	948,333	993,960
4	Ginnie Mae II Pool	5.000%	12/20/32–7/1/48	304,012	324,965
4	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	114,842	121,966
4	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	38,011	41,197
4	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	16,957	18,879
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	2,524	2,942
4	Ginnie Mae II Pool	7.500%	8/20/30	4	4
4	Ginnie Mae II Pool	8.500%	10/20/30	8	9
					42,929,860
Nonconventional Mortgage-Backed Securities (0.1%)
3,4	Fannie Mae Pool	2.124%	3/1/43	6,598	6,524
3,4	Fannie Mae Pool	2.182%	6/1/43	4,996	4,965
3,4	Fannie Mae Pool	2.201%	10/1/42	3,088	3,137

7

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae Pool	2.264%	7/1/43	7,364	7,139
3,4	Fannie Mae Pool	2.396%	10/1/42	2,962	2,948
3,4	Fannie Mae Pool	2.438%	9/1/43	819	810
3,4	Fannie Mae Pool	2.695%	12/1/43	3,070	3,195
3,4,6	Fannie Mae Pool	2.727%	3/1/42	3,461	3,603
3,4	Fannie Mae Pool	2.759%	1/1/42	2,277	2,339
3,4,7	Fannie Mae Pool	2.914%	9/1/43	4,524	4,578
3,4,6	Fannie Mae Pool	3.074%	10/1/37	803	822
3,4,6	Fannie Mae Pool	3.087%	9/1/37	1,662	1,702
3,4,8	Fannie Mae Pool	3.110%	6/1/37	207	217
3,4,6	Fannie Mae Pool	3.143%	1/1/35	103	106
3,4,7	Fannie Mae Pool	3.176%	4/1/37	1,126	1,165
3,4,6	Fannie Mae Pool	3.177%	12/1/41	1,696	1,737
3,4,8	Fannie Mae Pool	3.270%	12/1/35	4	4
3,4,6	Fannie Mae Pool	3.294%	12/1/33	448	473
3,4,6	Fannie Mae Pool	3.298%	7/1/36	406	417
3,4,6	Fannie Mae Pool	3.299%	1/1/35	1	1
3,4,6	Fannie Mae Pool	3.304%	10/1/34	8	9
3,4,6	Fannie Mae Pool	3.326%	2/1/37	3	3
3,4,6	Fannie Mae Pool	3.336%	11/1/33	262	278
3,4,6	Fannie Mae Pool	3.360%	8/1/35	919	974
3,4,8	Fannie Mae Pool	3.363%	7/1/38	234	246
3,4	Fannie Mae Pool	3.365%	8/1/42	3,502	3,481
3,4,6	Fannie Mae Pool	3.385%	11/1/36	393	415
3,4,6	Fannie Mae Pool	3.399%	7/1/35	627	657
3,4,6	Fannie Mae Pool	3.410%	9/1/40	930	981
3,4,6	Fannie Mae Pool	3.415%	6/1/36	42	44
3,4,6	Fannie Mae Pool	3.431%	10/1/37	1,057	1,085
3,4,7	Fannie Mae Pool	3.434%	7/1/34	180	190
3,4,6	Fannie Mae Pool	3.440%	10/1/39–9/1/42	3,456	3,595
3,4,6	Fannie Mae Pool	3.445%	7/1/39	267	277
3,4,6	Fannie Mae Pool	3.448%	8/1/40	1,070	1,119
3,4,6	Fannie Mae Pool	3.450%	12/1/40	1,040	1,090
3,4,6	Fannie Mae Pool	3.455%	11/1/39	415	438
3,4,6	Fannie Mae Pool	3.478%	9/1/34	307	314
3,4,6	Fannie Mae Pool	3.500%	10/1/40	1,121	1,177
3,4,8	Fannie Mae Pool	3.508%	12/1/36	12	12
3,4,8	Fannie Mae Pool	3.518%	9/1/33	4	4
[3,4,7,8] Fannie Mae Pool		3.525%	11/1/32–8/1/37	914	959
3,4,8	Fannie Mae Pool	3.530%	12/1/37	669	688
3,4,7	Fannie Mae Pool	3.535%	7/1/37	308	327
3,4,8	Fannie Mae Pool	3.547%	12/1/35	784	825
3,4,6	Fannie Mae Pool	3.549%	1/1/37	564	599
3,4,6	Fannie Mae Pool	3.555%	11/1/41	1,855	1,971
3,4,6	Fannie Mae Pool	3.557%	2/1/36	583	591
3,4,6	Fannie Mae Pool	3.558%	12/1/39	1,241	1,287
3,4,6	Fannie Mae Pool	3.560%	9/1/33–12/1/40	4,129	4,337
3,4,6	Fannie Mae Pool	3.563%	11/1/41	1,496	1,575
[3,4,6,8] Fannie Mae Pool		3.565%	11/1/36–12/1/40	1,736	1,822
3,4,6	Fannie Mae Pool	3.567%	12/1/41	1,511	1,593
3,4,6	Fannie Mae Pool	3.570%	12/1/40	696	728
3,4,6	Fannie Mae Pool	3.576%	7/1/38	303	308
3,4,7	Fannie Mae Pool	3.583%	8/1/39	1,629	1,662
3,4,6	Fannie Mae Pool	3.590%	8/1/39	613	646
3,4,6	Fannie Mae Pool	3.593%	4/1/36	140	146
3,4,6	Fannie Mae Pool	3.604%	1/1/42	1,567	1,638
3,4	Fannie Mae Pool	3.614%	4/1/41	1,346	1,343
3,4,6	Fannie Mae Pool	3.627%	3/1/38	114	116
3,4,6	Fannie Mae Pool	3.637%	10/1/37	60	64
3,4,6	Fannie Mae Pool	3.645%	1/1/40	1,045	1,079
3,4,6	Fannie Mae Pool	3.659%	3/1/42	658	703
3,4,6	Fannie Mae Pool	3.661%	11/1/39	757	788
3,4,6	Fannie Mae Pool	3.663%	2/1/36	362	383

8

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Fannie Mae Pool	3.676%	6/1/42	2,439	2,532
3,4,6	Fannie Mae Pool	3.681%	2/1/41	749	749
3,4,7	Fannie Mae Pool	3.682%	7/1/42	1,101	1,179
3,4,6	Fannie Mae Pool	3.684%	9/1/40	2,124	2,233
3,4,6	Fannie Mae Pool	3.715%	1/1/37	45	47
3,4,6	Fannie Mae Pool	3.727%	3/1/41	1,655	1,730
3,4,6	Fannie Mae Pool	3.728%	6/1/41	1,616	1,703
3,4,6	Fannie Mae Pool	3.739%	11/1/34	546	580
3,4,6	Fannie Mae Pool	3.759%	2/1/41	866	904
3,4,6	Fannie Mae Pool	3.764%	5/1/42	257	267
3,4,6	Fannie Mae Pool	3.765%	2/1/41	818	857
3,4,8	Fannie Mae Pool	3.784%	1/1/35	710	754
3,4,6	Fannie Mae Pool	3.799%	4/1/36	369	382
3,4,6	Fannie Mae Pool	3.803%	4/1/37	118	123
3,4,6	Fannie Mae Pool	3.817%	7/1/41	4,135	4,351
3,4,6	Fannie Mae Pool	3.843%	5/1/35	445	465
3,4,7	Fannie Mae Pool	3.886%	5/1/42	3,007	3,124
3,4,6	Fannie Mae Pool	3.924%	4/1/37	93	97
3,4,7	Fannie Mae Pool	3.934%	2/1/42	2,110	2,244
3,4,6	Fannie Mae Pool	3.948%	3/1/41	1,430	1,516
3,4,6	Fannie Mae Pool	4.017%	4/1/37	142	151
3,4,6	Fannie Mae Pool	4.068%	5/1/40	807	846
3,4,6	Fannie Mae Pool	4.072%	10/1/36	402	431
3,4,8	Fannie Mae Pool	4.109%	5/1/36	53	56
3,4,8	Fannie Mae Pool	4.143%	5/1/33	9	10
3,4,6	Fannie Mae Pool	4.158%	4/1/37	520	543
3,4,6	Fannie Mae Pool	4.234%	5/1/40	316	329
3,4,6	Fannie Mae Pool	4.331%	5/1/41	1,108	1,163
3,4,6	Fannie Mae Pool	4.389%	6/1/41	432	454
3,4,6	Fannie Mae Pool	4.537%	5/1/36	85	85
3,4	Freddie Mac Non Gold Pool	2.408%	5/1/42	609	605
3,4	Freddie Mac Non Gold Pool	2.505%	11/1/43	1,242	1,275
3,4,6	Freddie Mac Non Gold Pool	2.735%	10/1/37	56	57
3,4	Freddie Mac Non Gold Pool	2.737%	2/1/42	1,295	1,294
3,4,6	Freddie Mac Non Gold Pool	3.329%	7/1/35	381	400
[3,4,6,8] Freddie Mac Non Gold Pool		3.375%	8/1/34–1/1/38	290	306
3,4,7	Freddie Mac Non Gold Pool	3.387%	3/1/37	192	201
3,4,6	Freddie Mac Non Gold Pool	3.390%	12/1/36	468	494
3,4,8	Freddie Mac Non Gold Pool	3.392%	11/1/36	288	297
3,4,6	Freddie Mac Non Gold Pool	3.410%	10/1/37	814	859
3,4,7	Freddie Mac Non Gold Pool	3.418%	5/1/37	43	45
3,4	Freddie Mac Non Gold Pool	3.433%	3/1/42	1,564	1,642
3,4,6	Freddie Mac Non Gold Pool	3.492%	1/1/35–12/1/36	567	583
3,4,6	Freddie Mac Non Gold Pool	3.495%	12/1/40	1,569	1,617
3,4,6	Freddie Mac Non Gold Pool	3.496%	12/1/34	319	325
3,4,8	Freddie Mac Non Gold Pool	3.497%	11/1/34	965	1,006
3,4,6	Freddie Mac Non Gold Pool	3.515%	12/1/34–12/1/36	212	227
3,4,7	Freddie Mac Non Gold Pool	3.521%	6/1/37	329	336
3,4,6	Freddie Mac Non Gold Pool	3.524%	4/1/37	10	11
3,4,7	Freddie Mac Non Gold Pool	3.530%	1/1/37	712	748
3,4,6	Freddie Mac Non Gold Pool	3.541%	3/1/37	43	45
3,4,6	Freddie Mac Non Gold Pool	3.555%	2/1/37	262	276
3,4,8	Freddie Mac Non Gold Pool	3.565%	12/1/34	32	33
3,4,6	Freddie Mac Non Gold Pool	3.566%	12/1/35	743	780
3,4,6	Freddie Mac Non Gold Pool	3.608%	3/1/36	4	4
3,4,6	Freddie Mac Non Gold Pool	3.609%	3/1/37	129	131
3,4,6	Freddie Mac Non Gold Pool	3.612%	12/1/39	291	308
3,4,6	Freddie Mac Non Gold Pool	3.630%	6/1/40–12/1/40	1,610	1,656
3,4,6	Freddie Mac Non Gold Pool	3.635%	7/1/38	351	356
3,4,6	Freddie Mac Non Gold Pool	3.636%	2/1/42	516	537
3,4,6	Freddie Mac Non Gold Pool	3.650%	11/1/40	947	973
3,4,6	Freddie Mac Non Gold Pool	3.653%	8/1/37	300	311
3,4,8	Freddie Mac Non Gold Pool	3.659%	11/1/33	2	2
3,4,6	Freddie Mac Non Gold Pool	3.667%	9/1/40	1,039	1,088

9

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4,6	Freddie Mac Non Gold Pool	3.703%	1/1/41	357	374
3,4,6	Freddie Mac Non Gold Pool	3.713%	8/1/37	54	54
3,4,6	Freddie Mac Non Gold Pool	3.735%	1/1/41	1,293	1,343
3,4,6	Freddie Mac Non Gold Pool	3.739%	6/1/41	114	118
3,4,6	Freddie Mac Non Gold Pool	3.755%	1/1/37	416	439
3,4,8	Freddie Mac Non Gold Pool	3.814%	10/1/36	557	599
3,4,6	Freddie Mac Non Gold Pool	3.826%	3/1/36	20	21
3,4,6	Freddie Mac Non Gold Pool	3.831%	5/1/33	20	21
3,4,6	Freddie Mac Non Gold Pool	3.843%	6/1/37	886	939
3,4,6	Freddie Mac Non Gold Pool	3.875%	4/1/33	5	5
[3,4,6,8] Freddie Mac Non Gold Pool		3.889%	6/1/34–3/1/41	435	458
3,4,6	Freddie Mac Non Gold Pool	3.900%	2/1/41	429	453
3,4,6	Freddie Mac Non Gold Pool	3.910%	2/1/41	1,255	1,324
3,4,6	Freddie Mac Non Gold Pool	3.927%	6/1/37	298	315
3,4,6	Freddie Mac Non Gold Pool	3.938%	3/1/37	643	678
3,4,6	Freddie Mac Non Gold Pool	3.942%	9/1/37	804	821
3,4,8	Freddie Mac Non Gold Pool	3.971%	2/1/36	341	354
3,4,6	Freddie Mac Non Gold Pool	4.084%	6/1/41	597	623
3,4,6	Freddie Mac Non Gold Pool	4.100%	4/1/35	22	23
[3,4,6,8] Freddie Mac Non Gold Pool		4.125%	6/1/35–5/1/38	76	79
3,4,6	Freddie Mac Non Gold Pool	4.145%	3/1/38	154	161
3,4,8	Freddie Mac Non Gold Pool	4.148%	6/1/36	9	9
3,4,6	Freddie Mac Non Gold Pool	4.180%	6/1/40	1,149	1,198
3,4,8	Freddie Mac Non Gold Pool	4.232%	5/1/36	668	698
3,4,6	Freddie Mac Non Gold Pool	4.255%	5/1/40	365	374
3,4,6	Freddie Mac Non Gold Pool	4.347%	5/1/37	996	1,024
3,4,6	Freddie Mac Non Gold Pool	4.407%	5/1/40	366	384
3,4,8	Freddie Mac Non Gold Pool	4.423%	3/1/37	95	95
3,4,6	Freddie Mac Non Gold Pool	4.483%	6/1/40	893	933
4,8	Ginnie Mae II Pool	2.625%	6/20/29–6/20/43	7,771	7,971
4,8	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	2,708	2,782
4,8	Ginnie Mae II Pool	3.000%	5/20/41	385	396
4,8	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	12,170	12,545
4,8	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	12,251	12,591
4	Ginnie Mae II Pool	3.500%	12/20/43–1/20/44	2,344	2,347
4,8	Ginnie Mae II Pool	3.625%	11/20/40	176	184

					189,915

Total U.S. Government and Agency Obligations (Cost $130,009,968)					127,330,846

Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	1,295	1,294
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	62	62
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,750	1,744
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	498	497
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,225	2,217
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	9,056	8,930
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,046
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,025	5,972
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,794
4	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,750	1,751
4	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,378
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,271
4	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,292
4	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	14,900	14,672
4	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	8,500	8,334
4	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	21,800	21,349
4	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	13,300	12,891
4	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	15,725	15,676
4	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	14,150	14,057
4	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	18,000	17,987
4	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	3,449	3,428
4	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	4,570	4,504
4	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	5,250	5,249

10

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	3,150	3,155
4	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	2,100	2,106
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	14,500	14,274
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,307
4	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.429%	9/15/48	2,350	2,360
4	Banc of America Commercial Mortgage Trust 2015-
	UBS7	3.705%	9/15/48	4,100	4,112
4	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.574%	2/15/50	9,108	8,997
4	Banc of America Commercial Mortgage Trust 2017-
	BNK3	3.748%	2/15/50	3,542	3,470
4	BANK 2017 - BNK5	3.390%	6/15/60	9,750	9,490
4	BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,356
4	BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,327
4	BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,351
4	BANK 2017 - BNK7	3.175%	9/15/60	5,925	5,681
4	BANK 2017 - BNK7	3.435%	9/15/60	3,675	3,584
4	BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,060
4	BANK 2017 - BNK8	3.488%	11/15/50	8,000	7,825
4	BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,310
4	BANK 2017 - BNK9	3.279%	11/15/54	8,000	7,800
4	BANK 2017 - BNK9	3.538%	11/15/54	8,000	7,861
4	BANK 2018 - BN11	4.046%	3/15/61	5,550	5,673
4	BANK 2018 - BN12	4.255%	5/15/61	6,550	6,808
4	BANK 2018 - BN12	4.493%	5/15/61	2,100	2,192
4	BANK 2018 - BNK10	3.641%	2/15/61	1,802	1,808
4	BANK 2018 - BNK10	3.688%	2/15/61	13,650	13,561
4	BANK 2018 - BNK10	3.898%	2/15/61	2,100	2,102
4	Bank of America Credit Card Trust BACCT_18-A2	3.000%	9/15/23	23,450	23,470
4	Bank of Nova Scotia	2.125%	9/11/19	10,900	10,786
4	Bank of Nova Scotia	1.850%	4/14/20	24,700	24,234
4	Bank of Nova Scotia	1.875%	4/26/21	8,800	8,531
4	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	8,050	7,950
4	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	17,324
4	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	4,707
4	Bear Stearns Commercial Mortgage Securities Trust
	2007-TOP26	5.513%	1/12/45	1,810	1,813
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,000	5,975
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,596
4	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,140
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	17,801
4	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	8,339
4	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,116
4	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	13,477
*,4	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	19,182
*,4	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,348
4	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	3,575	3,537
4	BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	919	918
4	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	9,000	8,909
4	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,828
4	Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	192	192
4	Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	2,563	2,561
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	1,142	1,141
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	3,000	2,994
4	Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	1,776	1,773
4	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	2,950	2,941
4	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	3,225	3,188
4	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	12,000	11,822
4	Capital One Multi-Asset Execution Trust 2015-A5	1.600%	5/17/21	5,675	5,673
4	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	8,200	8,046
4	Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	8,575	8,465
4	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	11,400	11,219
4	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	10,300	10,163

11

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	9,475	9,335
4	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	9,850	9,596
4	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	15,200	14,889
4	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	12,800	12,384
4	Capital One Multi-Asset Execution Trust 2018-1	3.010%	2/15/24	6,775	6,781
4	CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	966	965
4	CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	657	656
4	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,575	1,564
4	CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	2,114	2,108
4	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,300	1,288
4	CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	2,205	2,194
4	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	2,050	2,024
4	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	4,470	4,425
4	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,685	1,637
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,525	4,456
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,128
4	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	4,775	4,731
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,185
4	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	4,200	4,197
4	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,625
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	8,481
4	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	7,227
4	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,273
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	9,720
4	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,547
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,064
4	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	2,973
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,427
4	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,265
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	6,443
4	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	3,747
4	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	759	771
4	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	9,483	9,386
4	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	5,800	5,855
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	8,250	8,013
4	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	5,900	5,830
4	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	14,200	13,670
4	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,650	3,582
4	Chase Issuance Trust 2012-A4	1.580%	8/16/21	8,596	8,484
4	Chase Issuance Trust 2012-A7	2.160%	9/16/24	20,440	19,709
4	Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,096
4	Chase Issuance Trust 2015-A4	1.840%	4/15/22	8,400	8,243
4	Chase Issuance Trust 2016-A2	1.370%	6/15/21	11,525	11,384
4	Chase Issuance Trust 2016-A4	1.490%	7/15/22	9,850	9,577
4	Chase Issuance Trust 2016-A5	1.270%	7/15/21	11,650	11,476
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	10,431
4	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	12,342	12,234
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	27,675	27,522
4	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	11,325	11,017
4	Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	19,400	19,323
4	Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	19,680	19,441
4	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	27,800	27,457
4	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	26,125	26,270
4	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	5,450	5,391
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	3,165	3,120
4	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	2,000	1,965
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.161%	9/10/46	1,811	1,812
4	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	1,200	1,221
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,975	2,057
4	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	2,875	3,009
4	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	875	883
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	2,900	2,993
4	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	1,150	1,203
4	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	1,150	1,221

12

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage Trust 2014-GC19	2.790%	3/10/47	386	386
4	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	1,150	1,161
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,700	1,747
4	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	1,425	1,462
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	625	630
4	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	3,025	3,075
4	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	2,450	2,483
4	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	3,875	3,889
4	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	8,525	8,543
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	11,450	11,150
4	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	4,550	4,520
4	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	2,228	2,218
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	9,075	8,847
4	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	4,365	4,289
4	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	4,625	4,660
4	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,725	5,786
4	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	3,400	3,312
4	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	6,500	6,314
4	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	3,500	3,297
4	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	11,425	11,377
4	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	3,825	3,620
4	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	13,430	13,123
4	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	2,675	2,639
4	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	8,000	7,832
4	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	2,125	2,107
4	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,950	3,008
4	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	15,825	16,136
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,564
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	2,949
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,953	4,859
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,511
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,024
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,468
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,164
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,430	1,433
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,430	1,451
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,910	1,956
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	6,866
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,493
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,685	1,685
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,700	1,720
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,300
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,751
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,181
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	585
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/46	7	7
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	875	876
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	575	584
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,076
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,825
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,882
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,300	2,288
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,300
4	COMM 2013-CCRE9 Mortgage Trust	4.380%	7/10/45	4,060	4,232
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	729	730
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,743
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	5,246	5,163
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,510
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,134	2,138
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,844
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,025
4	COMM 2014-CCRE14 Mortgage Trust	4.719%	2/10/47	1,175	1,224
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	3,684	3,688
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,422	1,437

13

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,724
4	COMM 2014-CCRE15 Mortgage Trust	4.851%	2/10/47	1,320	1,385
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,206	2,216
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,035
4	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	2,723	2,727
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,400	1,414
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,284
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,408
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	4,315	4,337
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,425
4	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	1,863
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	8,532
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,269
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,383
4	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	4,429	4,431
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	8,575	8,575
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,675	1,677
4	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,434
4	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	5,575	5,594
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,272
4	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1,129	1,129
4	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	981	988
4	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,593
4	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	718
4	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	461
4	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,675	1,675
4	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,546
4	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	5,619
4	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,153
4	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	6,745
4	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	5,463	5,463
4	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,600	5,604
4	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	10,753
4	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	2,829
4	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	2,850	2,845
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	7,826
4	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	2,830
4	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,475	3,465
4	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,197
4	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,312
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	5,772
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	11,580
4	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	5,914
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	5,883
4	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,150	1,137
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	5,764
4	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,629
4	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	8,631
4	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	6,979
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	5,550	5,512
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	2,825	2,820
4	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	2,250	2,229
4	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	1,305	1,296
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	7,400	7,316
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	2,900	2,879
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	4,443	4,441
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	5,700	5,708
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.252%	8/15/48	2,625	2,642
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	3,550	3,569
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	4,600	4,641
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	11,675	11,454
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	10,250	9,948
4	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	8,000	7,787
4	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	3,275	3,189

14

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	15,825	16,093
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,169
4	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	5,000	4,729
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	7,685
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,116
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	14,494	14,234
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	11,575	11,546
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	11,500	11,292
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	17,900	17,811
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	6,250	6,106
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	13,150	13,080
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	5,250	5,251
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	6,300	6,307
3,4	Fannie Mae-Aces	2.877%	2/25/27	6,100	5,891
3,4	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	1,378	1,398
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	8,048	8,118
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	17,892	18,152
3,4	Fannie Mae-Aces 2013-M12	2.466%	3/25/23	11,159	10,751
3,4	Fannie Mae-Aces 2013-M14	2.603%	4/25/23	13,198	12,813
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	17,850	17,816
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	915	888
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	5,600	5,387
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	8,544	8,531
3,4	Fannie Mae-Aces 2014-M1	3.297%	7/25/23	21,776	21,743
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	10,068	9,998
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	15,530	15,317
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	2,028	1,985
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	6,750	6,642
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	17,626	17,783
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	4,654	4,572
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	7,825	7,872
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,195
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	18,571	18,386
3,4	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	14,195	14,126
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,864	1,817
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,189
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	10,312
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	14,352
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	4,457
3,4	Fannie Mae-Aces 2015-M12	2.886%	5/25/25	11,600	11,173
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	13,922
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	10,333	9,938
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,650	5,465
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	6,200	6,071
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	10,125	9,679
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	4,522	4,387
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	5,522
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	14,000	12,945
3,4	Fannie Mae-Aces 2016-M12	2.529%	9/25/26	14,200	13,264
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	10,275	9,864
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,800	5,579
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	5,442
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	11,659
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	8,500	7,934
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,800	2,665
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	4,625	4,345
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	17,939	16,691
3,4	Fannie Mae-Aces 2017-M1	2.498%	10/25/26	9,164	8,607
3,4	Fannie Mae-Aces 2017-M10	2.647%	7/25/24	5,910	5,665
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	3,852
3,4	Fannie Mae-Aces 2017-M12	3.182%	6/25/27	17,150	16,906
3,4	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	15,725	15,386
3,4	Fannie Mae-Aces 2017-M3	2.568%	12/25/26	10,730	10,123
3,4	Fannie Mae-Aces 2017-M4	2.683%	12/25/26	12,000	11,406

15

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	9,125	8,797
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	12,200	11,970
3,4	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	24,025	22,979
3,4	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	9,518	9,204
3,4	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	5,275	5,134
3,4	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	5,663	5,626
*,3,4	Federal Housing Administration	7.430%	10/1/20	1	1
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	1,485	1,488
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	2,320	2,329
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	1,199	1,198
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	1,223	1,223
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	13,725	14,049
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.186%	12/25/20	1,025	1,053
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	6,785	6,919
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	18,650	18,530
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	7,835	7,622
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	20,750	20,225
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	11,840	11,538
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	870	846
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	16,600	16,193
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	16,625	16,285
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	26,300	26,353
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	16,425	16,540
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	10,247	10,194
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	17,675	17,748
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	16,452	16,551
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	10,136	10,100
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	17,660	17,848
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	11,243	11,176
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	19,075	18,980
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	15,354	15,605
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	19,775	20,098
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	17,403	17,688
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	1,475	1,497
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	3,882	3,830

16

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	19,450	19,658
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	2,812	2,784
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	10,850	10,923
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	4,855	4,792
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	14,400	14,444
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	14,025	14,046
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	2,405	2,324
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	6,450	6,262
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	2,461	2,418
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	8,400	8,341
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	5,093	4,967
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	9,050	8,960
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	9,175	9,181
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	2,409	2,356
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	6,850	6,902
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	11,600	11,657
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	6,350	6,271
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	10,325	10,390
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	7,025	6,992
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	4,050	3,990
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	10,375	9,996
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	11,200	10,720
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	8,625	8,163
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	15,025	14,246
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	8,475	8,067
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	4,000	3,938
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	4,321	4,306
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	9,800	9,792
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	10,350	10,383
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	25,950	26,064
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	10,700	10,585
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	8,060	7,899

17

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	6,675	6,604
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	12,000	11,816
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	3,875	3,850
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	5,325	5,284
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	5,800	5,823
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	8,950	9,113
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	21,000	21,797
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	5,800	5,583
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	10,000	9,904
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	8,700	8,354
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	5,202	5,289
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	11,212	11,333
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	2,826	2,811
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	17,225	17,179
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	5,775	5,744
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	1,350	1,348
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	6,372	6,360
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	7,650	7,634
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K709	2.086%	3/25/19	350	349
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	1,466	1,455
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	1,805	1,796
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	23,375	23,171
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	10,680	10,565
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	27,409	27,174
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	23,455	23,485
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	1,970	1,939
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	18,645	18,694
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	11,200	11,182
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	10,510	10,295
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	10,825	10,728
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	3,896	3,779
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	13,200	13,495

18

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	11,600	11,237
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	7,175	7,114
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	13,150	13,367
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	2,100	2,073
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	2,475	2,461
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	6,180	6,162
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	7,525	7,430
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	7,425	7,199
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	9,000	8,950
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	21,090	20,980
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	12,500	12,334
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	11,000	10,837
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	16,000	15,878
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/24/24	1,243	1,260
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	15,975	16,319
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K732	3.700%	5/25/25	13,200	13,560
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	1,368	1,364
4	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	7,350	7,343
4	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	775	774
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	7	7
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	850	848
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	278	277
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	1,450	1,443
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	648	646
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	1,300	1,291
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	6,650	6,572
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	3,975	3,892
4	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	7,726	7,598
4	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,036
4	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	21,225	20,930
4	Ford Credit Floorplan Master Owner Trust A Series
	2016-1	1.760%	2/15/21	11,400	11,342
4	Ford Credit Floorplan Master Owner Trust A Series
	2017-2	2.160%	9/15/22	9,470	9,285
4	Ford Credit Floorplan Master Owner Trust A Series
	2017-3	2.480%	9/15/24	9,800	9,542
4	Ford Credit Floorplan Master Owner Trust A Series
	2018-1	2.950%	5/15/23	13,125	13,076
4	Ford Credit Floorplan Master Owner Trust A Series
	2018-2	3.170%	3/15/25	11,925	11,879
4	GM Financial Automobile Leasing Trust 2015-3	1.810%	11/20/19	1,551	1,550
4	GM Financial Automobile Leasing Trust 2016-1	1.790%	3/20/20	5,825	5,810
4	GM Financial Automobile Leasing Trust 2016-2	1.620%	9/20/19	2,792	2,783
4	GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	3,708	3,694
4	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	7,375	7,335
4	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,575	1,563
4	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	2,650	2,651
4	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	1,050	1,051

19

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	6,300	6,281
4 GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,250	5,228
4 GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	4,077	3,995
4 GS Mortgage Securities Corporation II 2013-GC10	3.279%	2/10/46	1,529	1,505
4 GS Mortgage Securities Corporation II 2015-GC30	2.726%	5/10/50	4,025	4,000
4 GS Mortgage Securities Corporation II 2015-GC30	3.382%	5/10/50	5,700	5,623
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,259
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,453	12,560
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	7,091	7,112
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,518	5,391
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,621
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,756
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	134	134
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,470	1,492
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,616
4 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	1,724	1,725
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	1,100	1,118
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,584
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	11,046
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,030
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	2,225	2,243
4 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	346	347
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	1,981
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,259
4 GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	1,675	1,723
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,850	1,850
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,400	3,413
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	11,496
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,005
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,721
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,114
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	5,812
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,297
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	5,869
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	5,539
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,243
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	10,781
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	3,879
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	2,888
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	8,342
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,328
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	8,081
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	12,857
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,491
4 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	1,985	1,982
4 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	1,134	1,130
4 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	2,054	2,047
4 Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	1,600	1,587
4 Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	8,389	8,270
4 Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,864	1,818
4 Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	5,850	5,771
4 Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	12,825	12,757
4 Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	3,396	3,378
4 Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	3,650	3,655
4 Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,600	2,612
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	78	78
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	820	818
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	728	726
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	1,500	1,489
4 Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,470	1,463
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	4,850	4,786
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	3,625	3,515
4 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	3,425	3,414
4 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,182

20

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C6	3.507%	5/15/45	7,827	7,873
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-C8	2.829%	10/15/45	6,379	6,257
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-CIBX	3.483%	6/15/45	7,490	7,524
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2012-LC9	2.840%	12/15/47	3,750	3,674
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.143%	12/15/47	2,314	2,293
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C10	3.372%	12/15/47	1,735	1,713
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.674%	12/15/46	1,600	1,621
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	3.881%	12/15/46	2,300	2,355
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.166%	12/15/46	9,174	9,480
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	4.517%	12/15/46	1,600	1,660
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-C16	5.112%	12/15/46	1,600	1,677
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2013-LC11	2.960%	4/15/46	11,478	11,274
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	2.872%	7/15/47	2,250	2,250
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2014-C20	3.805%	7/15/47	850	861
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2015-JP1	3.914%	1/15/49	4,600	4,673
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP3	2.870%	8/15/49	14,325	13,496
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP4	3.648%	12/15/49	5,800	5,769
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2016-JP4	3.870%	12/15/49	4,650	4,637
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.050%	7/15/50	5,700	5,653
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.490%	7/15/50	3,000	2,946
4	JP Morgan Chase Commercial Mortgage Securities
	Trust 2017-JP6	3.744%	7/15/50	4,500	4,440
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	3.664%	7/15/45	1,776	1,799
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C12	4.170%	7/15/45	1,184	1,205
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	3.761%	8/15/46	1,680	1,705
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.133%	8/15/46	4,470	4,617
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C14	4.409%	8/15/46	1,260	1,300
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	2.977%	11/15/45	1,268	1,269
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	3.659%	11/15/45	420	425
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.131%	11/15/45	2,940	3,036
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C15	4.420%	11/15/45	1,680	1,735
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.003%	1/15/47	790	790
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	3.705%	1/15/47	1,650	1,674

21

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.199%	1/15/47	5,500	5,690
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	4.458%	1/15/47	1,100	1,138
4	JPMBB Commercial Mortgage Securities Trust 2013-
	C17	5.044%	1/15/47	1,650	1,724
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.079%	2/15/47	6,590	6,775
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.439%	2/15/47	1,173	1,211
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C18	4.974%	2/15/47	1,422	1,476
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.046%	4/15/47	2,177	2,180
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.669%	4/15/47	2,800	2,838
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	3.997%	4/15/47	2,800	2,866
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C19	4.243%	4/15/47	2,225	2,276
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.428%	8/15/47	1,411	1,419
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.775%	8/15/47	1,375	1,392
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C21	3.997%	8/15/47	850	858
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	3.801%	9/15/47	8,325	8,439
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C22	4.110%	9/15/47	2,225	2,255
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	3.934%	9/15/47	4,175	4,259
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C23	4.202%	9/15/47	2,462	2,513
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	2.940%	11/15/47	2,807	2,807
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.639%	11/15/47	2,275	2,283
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C24	3.914%	11/15/47	4,125	4,143
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	3.672%	11/15/47	9,975	10,028
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C25	4.065%	11/15/47	2,775	2,807
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.019%	1/15/48	5,725	5,727
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.494%	1/15/48	17,150	17,051
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.800%	1/15/48	2,875	2,865
4	JPMBB Commercial Mortgage Securities Trust 2014-
	C26	3.951%	1/15/48	2,875	2,854
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	2.734%	2/15/48	4,695	4,678
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.017%	2/15/48	5,715	5,650
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C27	3.179%	2/15/48	3,048	2,971
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	2.773%	10/15/48	5,725	5,703
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.227%	10/15/48	6,775	6,617
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C28	3.532%	10/15/48	1,725	1,691

22

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	2.921%	5/15/48	4,887	4,874
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.304%	5/15/48	2,963	2,960
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C29	3.611%	5/15/48	4,650	4,643
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.559%	7/15/48	5,775	5,823
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	3.822%	7/15/48	5,675	5,740
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C30	4.226%	7/15/48	2,900	2,961
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.540%	8/15/48	2,772	2,793
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C31	3.801%	8/15/48	2,960	2,990
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.358%	11/15/48	5,875	5,872
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C32	3.598%	11/15/48	5,875	5,854
4	JPMBB Commercial Mortgage Securities Trust 2015-
	C33	3.770%	12/15/48	4,230	4,258
4	JPMBB Commercial Mortgage Securities Trust 2016-
	C1	3.316%	3/15/49	4,675	4,656
4	JPMCC Commercial Mortgage Securities Trust 2017-
	JP5	3.723%	3/15/50	17,175	17,174
4	JPMCC Commercial Mortgage Securities Trust 2017-
	JP5	3.876%	3/15/50	3,200	3,189
4	JPMDB Commercial Mortgage Securities Trust 2016-
	C2	3.144%	6/15/49	4,400	4,246
4	JPMDB Commercial Mortgage Securities Trust 2016-
	C2	3.484%	6/15/49	2,050	1,992
4	JPMDB Commercial Mortgage Securities Trust 2017-
	C5	3.694%	3/15/50	14,250	14,250
4	JPMDB Commercial Mortgage Securities Trust 2017-
	C5	3.858%	3/15/50	5,600	5,574
4	JPMDB Commercial Mortgage Securities Trust 2017-
	C7	3.409%	10/15/50	3,850	3,762
4	JPMDB Commercial Mortgage Securities Trust 2017-
	C7	3.713%	10/15/50	2,400	2,361
4	JPMDB Commercial Mortgage Securities Trust 2018-
	C8	4.211%	6/15/51	13,125	13,605
4	JPMDB Commercial Mortgage Securities Trust 2018-
	C8	4.421%	6/15/51	1,575	1,636
4	LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41	7	7
4	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	5,525	5,492
4	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	3,700	3,665
4	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	4,775	4,745
4	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	800	793
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.340%	12/16/19	670	668
4	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	1,175	1,166
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C5	3.176%	8/15/45	3,025	3,003
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2012-C6	2.858%	11/15/45	3,000	2,948
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C10	4.219%	7/15/46	8,000	8,232
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.303%	8/15/46	1,680	1,742
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C11	4.503%	8/15/46	840	869
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	3.001%	10/15/46	1,507	1,507

23

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C12	4.259%	10/15/46	3,915	4,055
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	2.936%	11/15/46	1,694	1,694
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.039%	11/15/46	3,500	3,603
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C13	4.899%	11/15/46	1,750	1,812
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	2.918%	2/15/46	3,011	2,958
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C7	3.214%	2/15/46	599	588
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.134%	12/15/48	3,475	3,437
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C8	3.376%	12/15/48	1,800	1,774
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.102%	5/15/46	3,475	3,422
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2013-C9	3.456%	5/15/46	2,150	2,131
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	2.916%	2/15/47	1,918	1,920
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	3.669%	2/15/47	4,695	4,742
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.064%	2/15/47	4,475	4,591
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C14	4.793%	2/15/47	1,600	1,667
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	2.849%	6/15/47	850	850
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.477%	6/15/47	1,125	1,134
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	3.892%	6/15/47	4,200	4,275
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C16	4.480%	6/15/47	1,675	1,706
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.194%	10/15/47	4,793	4,806
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	3.923%	10/15/47	1,400	1,426
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C18	4.587%	10/15/47	1,675	1,712
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.101%	12/15/47	5,700	5,703
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.326%	12/15/47	3,925	3,922
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2014-C19	3.526%	12/15/47	5,050	5,030
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.069%	2/15/48	2,875	2,852
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C20	3.249%	2/15/48	10,125	9,914
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C21	3.338%	3/15/48	2,500	2,460
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.040%	4/15/48	5,725	5,663
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.306%	4/15/48	4,500	4,418
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C22	3.883%	4/15/48	2,875	2,861
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	2.982%	7/15/50	2,900	2,897
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.398%	7/15/50	1,750	1,745

24

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C23	3.719%	7/15/50	5,775	5,811
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.383%	10/15/48	6,550	6,537
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C25	3.635%	10/15/48	3,475	3,481
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.323%	10/15/48	3,825	3,821
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C26	3.531%	10/15/48	4,325	4,304
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.557%	12/15/47	2,950	2,952
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2015-C27	3.753%	12/15/47	3,500	3,532
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.288%	1/15/49	4,175	4,155
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C28	3.544%	1/15/49	11,975	11,863
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C29	3.140%	5/15/49	2,200	2,157
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C29	3.325%	5/15/49	1,250	1,220
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C30	2.860%	9/15/49	11,700	11,006
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C31	3.102%	11/15/49	14,200	13,588
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.720%	12/15/49	11,600	11,589
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2016-C32	3.994%	12/15/49	4,625	4,685
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C33	3.599%	5/15/50	8,150	8,051
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C33	3.852%	5/15/50	5,200	5,165
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C34	3.276%	11/15/52	5,725	5,549
4	Morgan Stanley Bank of America Merrill Lynch Trust
	2017-C34	3.536%	11/15/52	8,325	8,176
4	Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	39	39
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	6,982
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,900
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,142
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	5,575
4	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	4,517
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	10,942
4	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	4,970
4	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	11,625	11,519
4	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	7,380
4,9	National Australia Bank Ltd.	2.250%	3/16/21	16,000	15,636
4	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	5,250	5,218
4	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	3,800	3,764
4	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	1,000	987
4	Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	305	305
4	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	1,116	1,113
4	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	1,750	1,733
4	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	903	899
4	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	2,975	2,934
4	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,442
4	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	4,850	4,796
4	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	4,250	4,130
4	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	7,550	7,431
4	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	3,469	3,373
4	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	7,025	6,984
4	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	5,300	5,277

25

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	5,750	5,683
4	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	2,425	2,428
4	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	1,175	1,184
4	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,825	2,847
4	Royal Bank of Canada	2.200%	9/23/19	19,475	19,327
4	Royal Bank of Canada	2.100%	10/14/20	57,900	56,652
4	Royal Bank of Canada	1.875%	2/5/21	8,625	8,484
4	Royal Bank of Canada	2.300%	3/22/21	8,750	8,561
4	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	5,390	5,352
4	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	2,075	2,059
4	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	3,150	3,145
4	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	3,425	3,415
4	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	3,150	3,139
4	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	2,125	2,126
4	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	1,850	1,852
4	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	3,450	3,452
4	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	9,000	8,580
4	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	21,306	20,761
4	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	8,550	8,420
4	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	9,050	8,798
4	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	15,750	15,689
4	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	15,675	15,737
4	Synchrony Credit Card Master Note Trust Series 2012-
	7	1.760%	9/15/22	6,545	6,463
4	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.477%	8/15/39	297	296
4,9	Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,099
4,9	Toronto-Dominion Bank	2.500%	1/18/22	15,000	14,654
4	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	188	188
4	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	5,200	5,185
4	Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	418	418
4	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	5,000	4,980
4	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	1,666	1,658
4	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	3,575	3,518
4	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	3,471	3,444
4	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	2,525	2,466
4	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	12,750	12,547
4	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	7,350	7,278
4	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,350	2,321
4	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	6,500	6,501
4	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	1,175	1,179
4	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	9,871
4	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	4,704
4	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	7,892
4	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,118
4	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	9,448
4	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	3,999
4	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	6,260
4	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	7,911
4	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	3,503
4	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	5,203
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	8,147
4	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,407
*,4	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	7,375	7,596
4	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	7,863
4	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	16,069
4	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,304
4	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	4,636	4,597
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,716	7,655
4	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,150	1,145
4	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	10,475	10,878
4	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	15,800	16,151
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,900	2,897
4	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	1,050	1,048
4	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	9,472	9,328

26

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	1,589	1,589
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	1,125	1,132
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	9,925	10,086
4	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	550	548
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	3,400	3,400
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,961	1,955
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	4,000	3,970
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	5,650	5,585
4	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	2,850	2,847
4	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	5,725	5,648
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	3,150	3,068
4	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	2,275	2,247
4	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	14,150	13,850
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	8,500	8,457
4	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,619	1,612
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	5,800	5,809
4	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	8,500	8,506
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,536	1,515
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	14,401	14,035
4	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	2,850	2,808
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	2,350	2,367
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	3,425	3,470
4	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,925	3,010
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	2,425	2,416
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	4,200	4,143
4	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	2,275	2,216
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	4,700	4,754
4	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	2,950	2,979
4	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	10,375	10,472
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	7,850	7,287
4	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,800	1,674
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	3,084	3,071
4	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	6,700	6,653
4	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	2,350	2,311
4	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	4,700	4,512
4	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	4,675	4,699
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	5,275	5,125
4	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	9,053	8,576
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	11,445	11,166
4	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	3,243	3,152
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	9,675	9,420
4	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	5,375	5,273
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	5,350	5,184
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	8,025	7,904
4	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	2,150	2,128
4	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	13,300	12,982
4	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	8,600	8,525
4	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	8,500	8,412
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	15,825	16,118
4	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,742	2,806
4	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	10,550	10,884
*,4	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	10,125	10,428
4	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,900	10,684
4	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	7,462
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	4,995
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,408
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,066
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	6,091	5,980
4	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	4,148	4,099
4	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,733	1,720
4	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	820	816
4	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	3,436	3,378
4	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	673	660
4	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	6,000	5,986

27

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	3,000	2,960
4 WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	1,120	1,135
4 WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	4,470	4,622
4 WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	1,120	1,145
4 WFRBS Commercial Mortgage Trust 2013-C16	3.223%	9/15/46	581	581
4 WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,250	1,274
4 WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,250	1,309
4 WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,100	2,181
4 WFRBS Commercial Mortgage Trust 2013-C17	2.921%	12/15/46	1,150	1,150
4 WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	1,150	1,160
4 WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	1,450	1,492
4 WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	1,150	1,172
4 WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	1,150	1,196
4 WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	1,094	1,095
4 WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	2,300	2,323
4 WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	5,010	5,184
4 WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	575	592
4 WFRBS Commercial Mortgage Trust 2013-C18	4.811%	12/15/46	862	905
4 WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	3,046	3,047
4 WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,750	1,760
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	2,350	2,418
4 WFRBS Commercial Mortgage Trust 2013-UBS1	4.769%	3/15/46	575	603
4 WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	950	960
4 WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	1,250	1,262
4 WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	2,825	2,916
4 WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	950	972
4 WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	932	932
4 WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	1,100	1,112
4 WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	3,500	3,533
4 WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,675	1,718
4 WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,675	1,694
4 WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	4,000	4,033
4 WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	8,200	8,292
4 WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,675	1,698
4 WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	3,143	3,179
4 WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,675	1,708
4 WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	1,125	1,155
4 WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,860	2,843
4 WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,860	2,863
4 WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	1,061	1,062
4 WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	2,800	2,822
4 WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	6,720	6,912
4 WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	2,800	2,901
4 World Financial Network Credit Card Master Note Trust
Series 2017-C	2.310%	8/15/24	8,600	8,434
4 World Financial Network Credit Card Master Note Trust
Series 2018-A	3.070%	12/16/24	10,625	10,584
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	128	128
4 World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	1,530	1,526
4 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	1,442	1,438
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	2,975	2,946
4 World Omni Automobile Lease Securitization Trust
2016-A	1.610%	1/15/22	3,000	2,981

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,483,370)				5,367,266

Corporate Bonds (27.1%)
Finance (8.7%)
Banking (6.2%)
American Express Co.	2.200%	10/30/20	14,900	14,547
American Express Co.	3.375%	5/17/21	2,563	2,564
American Express Co.	2.500%	8/1/22	7,680	7,361
American Express Co.	2.650%	12/2/22	10,630	10,182
American Express Co.	3.400%	2/27/23	15,610	15,445

28

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American Express Co.	3.000%	10/30/24	21,572	20,622
American Express Co.	3.625%	12/5/24	12,480	12,249
American Express Co.	4.050%	12/3/42	2,209	2,156
American Express Credit Corp.	2.250%	8/15/19	10,225	10,159
American Express Credit Corp.	1.700%	10/30/19	2,000	1,971
American Express Credit Corp.	2.200%	3/3/20	18,670	18,409
American Express Credit Corp.	2.375%	5/26/20	13,270	13,071
American Express Credit Corp.	2.600%	9/14/20	25,747	25,418
American Express Credit Corp.	2.250%	5/5/21	21,301	20,714
American Express Credit Corp.	2.700%	3/3/22	37,494	36,643
American Express Credit Corp.	3.300%	5/3/27	23,189	22,284
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	20,300	20,059
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	4,550	4,500
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	7,915	7,734
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	14,000	13,659
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	14,275	14,109
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,660	6,472
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	7,750	7,515
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	12,280	11,879
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	14,000	13,453
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,500	12,415
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	16,384	16,285
Banco Santander SA	3.500%	4/11/22	150	146
Banco Santander SA	3.125%	2/23/23	10,000	9,461
Banco Santander SA	3.848%	4/12/23	8,620	8,423
Banco Santander SA	5.179%	11/19/25	23,708	23,884
Banco Santander SA	4.250%	4/11/27	1,150	1,090
Banco Santander SA	3.800%	2/23/28	5,006	4,574
Bancolombia SA	5.950%	6/3/21	9,299	9,818
Bank of America Corp.	2.250%	4/21/20	24,435	24,089
Bank of America Corp.	5.625%	7/1/20	3	3
Bank of America Corp.	2.625%	10/19/20	25,336	25,014
Bank of America Corp.	2.151%	11/9/20	5,238	5,114
Bank of America Corp.	5.875%	1/5/21	500	531
Bank of America Corp.	2.625%	4/19/21	13,710	13,459
4 Bank of America Corp.	2.369%	7/21/21	22,695	22,246
4 Bank of America Corp.	2.328%	10/1/21	31,750	31,064
4 Bank of America Corp.	2.738%	1/23/22	19,958	19,592
Bank of America Corp.	5.700%	1/24/22	275	297
4 Bank of America Corp.	3.499%	5/17/22	14,000	13,990
Bank of America Corp.	2.503%	10/21/22	19,275	18,450
Bank of America Corp.	3.300%	1/11/23	55,974	55,082
4 Bank of America Corp.	3.124%	1/20/23	5,678	5,582
4 Bank of America Corp.	2.881%	4/24/23	28,325	27,501
4 Bank of America Corp.	2.816%	7/21/23	46,108	44,544
Bank of America Corp.	4.100%	7/24/23	12,592	12,761
Bank of America Corp.	3.004%	12/20/23	147,091	142,472
Bank of America Corp.	4.125%	1/22/24	34,290	34,815
4 Bank of America Corp.	3.550%	3/5/24	12,605	12,449
Bank of America Corp.	4.000%	4/1/24	13,701	13,794
Bank of America Corp.	4.200%	8/26/24	43,451	43,670
Bank of America Corp.	4.000%	1/22/25	49,603	48,937
Bank of America Corp.	3.950%	4/21/25	42,796	41,903
4 Bank of America Corp.	3.093%	10/1/25	34,158	32,611
4 Bank of America Corp.	3.366%	1/23/26	13,300	12,746
Bank of America Corp.	4.450%	3/3/26	33,027	33,096
Bank of America Corp.	3.500%	4/19/26	9,445	9,133
Bank of America Corp.	4.250%	10/22/26	12,083	11,902
Bank of America Corp.	3.248%	10/21/27	32,196	29,934
Bank of America Corp.	4.183%	11/25/27	21,525	20,954
4 Bank of America Corp.	3.824%	1/20/28	25,980	25,327
4 Bank of America Corp.	3.705%	4/24/28	16,217	15,577
4 Bank of America Corp.	3.593%	7/21/28	31,708	30,095

29

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	3.419%	12/20/28	76,926	72,408
4 Bank of America Corp.	3.970%	3/5/29	20,200	19,870
Bank of America Corp.	6.110%	1/29/37	12,549	14,438
4 Bank of America Corp.	4.244%	4/24/38	22,358	21,694
Bank of America Corp.	7.750%	5/14/38	20,266	27,423
Bank of America Corp.	5.875%	2/7/42	34,883	40,750
Bank of America Corp.	5.000%	1/21/44	31,546	33,095
Bank of America Corp.	4.875%	4/1/44	15,951	16,685
Bank of America Corp.	4.750%	4/21/45	1,650	1,635
4 Bank of America Corp.	4.443%	1/20/48	3,725	3,610
4 Bank of America Corp.	3.946%	1/23/49	17,075	15,488
Bank of America NA	6.000%	10/15/36	9,955	11,901
Bank of Montreal	1.500%	7/18/19	16,575	16,356
Bank of Montreal	2.100%	12/12/19	4,150	4,101
Bank of Montreal	2.100%	6/15/20	5,100	4,999
Bank of Montreal	3.100%	4/13/21	18,000	17,933
Bank of Montreal	1.900%	8/27/21	13,075	12,503
Bank of Montreal	2.350%	9/11/22	7,791	7,461
Bank of Montreal	2.550%	11/6/22	12,221	11,765
4 Bank of Montreal	3.803%	12/15/32	24,050	22,286
Bank of New York Mellon Corp.	2.300%	9/11/19	15,750	15,662
Bank of New York Mellon Corp.	4.600%	1/15/20	6,200	6,349
Bank of New York Mellon Corp.	2.150%	2/24/20	5,000	4,934
Bank of New York Mellon Corp.	2.600%	8/17/20	5,311	5,259
Bank of New York Mellon Corp.	2.450%	11/27/20	6,850	6,730
Bank of New York Mellon Corp.	2.500%	4/15/21	14,564	14,286
Bank of New York Mellon Corp.	2.050%	5/3/21	25,328	24,495
Bank of New York Mellon Corp.	3.550%	9/23/21	4,505	4,550
Bank of New York Mellon Corp.	2.600%	2/7/22	10,971	10,710
Bank of New York Mellon Corp.	2.950%	1/29/23	10,100	9,869
4 Bank of New York Mellon Corp.	2.661%	5/16/23	12,160	11,778
Bank of New York Mellon Corp.	2.200%	8/16/23	10,549	9,875
Bank of New York Mellon Corp.	3.650%	2/4/24	6,917	6,936
Bank of New York Mellon Corp.	3.400%	5/15/24	1,070	1,054
Bank of New York Mellon Corp.	3.250%	9/11/24	13,790	13,471
Bank of New York Mellon Corp.	3.000%	2/24/25	5,753	5,529
Bank of New York Mellon Corp.	2.800%	5/4/26	6,271	5,908
Bank of New York Mellon Corp.	2.450%	8/17/26	6,381	5,836
Bank of New York Mellon Corp.	3.250%	5/16/27	22,248	21,409
Bank of New York Mellon Corp.	3.400%	1/29/28	7,445	7,274
4 Bank of New York Mellon Corp.	3.442%	2/7/28	7,225	7,049
Bank of New York Mellon Corp.	3.000%	10/30/28	5,100	4,690
Bank of New York Mellon Corp.	3.300%	8/23/29	4,200	3,903
Bank of Nova Scotia	2.150%	7/14/20	200	196
Bank of Nova Scotia	2.350%	10/21/20	22,850	22,415
Bank of Nova Scotia	4.375%	1/13/21	1,811	1,858
Bank of Nova Scotia	2.800%	7/21/21	37,938	37,397
Bank of Nova Scotia	2.700%	3/7/22	12,510	12,107
Bank of Nova Scotia	2.450%	9/19/22	1,470	1,412
Bank of Nova Scotia	4.500%	12/16/25	31,755	31,702
Bank One Capital III	8.750%	9/1/30	1,100	1,507
Bank One Corp.	7.625%	10/15/26	1,980	2,410
Bank One Corp.	8.000%	4/29/27	1,500	1,884
Barclays Bank plc	5.140%	10/14/20	1,485	1,527
Barclays Bank plc	2.650%	1/11/21	7,300	7,140
Barclays plc	2.750%	11/8/19	14,373	14,278
Barclays plc	2.875%	6/8/20	15,050	14,875
Barclays plc	3.250%	1/12/21	21,565	21,259
Barclays plc	3.200%	8/10/21	21,400	20,963
Barclays plc	3.684%	1/10/23	16,665	16,199
4 Barclays plc	4.338%	5/16/24	19,000	18,757
Barclays plc	3.650%	3/16/25	32,290	30,170
Barclays plc	4.375%	1/12/26	24,751	24,098
Barclays plc	4.337%	1/10/28	11,612	11,004

30

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Barclays plc	4.972%	5/16/29	13,600	13,490
	Barclays plc	5.250%	8/17/45	7,730	7,492
	Barclays plc	4.950%	1/10/47	14,513	13,612
	BB&T Corp.	5.250%	11/1/19	10,240	10,519
	BB&T Corp.	2.450%	1/15/20	14,620	14,467
	BB&T Corp.	2.150%	2/1/21	7,375	7,189
	BB&T Corp.	2.050%	5/10/21	15,586	15,029
	BB&T Corp.	3.200%	9/3/21	8,625	8,597
	BB&T Corp.	2.750%	4/1/22	6,350	6,206
	BB&T Corp.	2.850%	10/26/24	6,832	6,472
	BB&T Corp.	3.700%	6/5/25	10,300	10,252
	BNP Paribas SA	2.375%	5/21/20	7,153	7,063
	BNP Paribas SA	5.000%	1/15/21	40,606	42,165
	BNP Paribas SA	3.250%	3/3/23	21,210	20,908
	BNP Paribas SA	4.250%	10/15/24	2,500	2,459
9	BNP Paribas SA	3.500%	11/16/27	200	187
	BPCE SA	2.500%	7/15/19	5,750	5,723
	BPCE SA	2.250%	1/27/20	4,700	4,630
	BPCE SA	2.650%	2/3/21	7,707	7,551
	BPCE SA	2.750%	12/2/21	9,220	8,963
9	BPCE SA	3.000%	5/22/22	5,500	5,313
	BPCE SA	4.000%	4/15/24	21,067	21,063
	BPCE SA	3.375%	12/2/26	4,750	4,495
	Branch Banking & Trust Co.	2.100%	1/15/20	14,775	14,550
	Branch Banking & Trust Co.	2.250%	6/1/20	17,925	17,620
	Branch Banking & Trust Co.	2.850%	4/1/21	385	381
	Branch Banking & Trust Co.	2.625%	1/15/22	9,500	9,270
	Branch Banking & Trust Co.	3.625%	9/16/25	18,853	18,548
	Branch Banking & Trust Co.	3.800%	10/30/26	3,025	3,002
	Canadian Imperial Bank of Commerce	1.600%	9/6/19	8,730	8,596
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	12,770	12,438
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,800	9,642
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,002	19,333
	Capital One Bank USA NA	8.800%	7/15/19	5,975	6,303
	Capital One Bank USA NA	3.375%	2/15/23	27,453	26,706
	Capital One Financial Corp.	2.500%	5/12/20	15,950	15,701
	Capital One Financial Corp.	2.400%	10/30/20	7,000	6,824
	Capital One Financial Corp.	3.450%	4/30/21	15,500	15,460
	Capital One Financial Corp.	4.750%	7/15/21	3,963	4,092
	Capital One Financial Corp.	3.050%	3/9/22	1,385	1,354
	Capital One Financial Corp.	3.200%	1/30/23	14,085	13,678
	Capital One Financial Corp.	3.500%	6/15/23	4,510	4,404
	Capital One Financial Corp.	3.750%	4/24/24	7,828	7,660
	Capital One Financial Corp.	3.300%	10/30/24	10,050	9,538
	Capital One Financial Corp.	3.200%	2/5/25	1,735	1,627
	Capital One Financial Corp.	4.250%	4/30/25	7,500	7,439
	Capital One Financial Corp.	4.200%	10/29/25	10,885	10,550
	Capital One Financial Corp.	3.750%	7/28/26	16,600	15,375
	Capital One Financial Corp.	3.750%	3/9/27	8,343	7,897
	Capital One Financial Corp.	3.800%	1/31/28	16,311	15,348
	Capital One NA	2.400%	9/5/19	8,535	8,459
	Capital One NA	1.850%	9/13/19	7,150	7,044
	Capital One NA	2.350%	1/31/20	15,005	14,786
	Capital One NA	2.950%	7/23/21	9,181	9,016
	Capital One NA	2.250%	9/13/21	16,900	16,185
	Capital One NA	2.650%	8/8/22	15,250	14,632
	Citibank NA	1.850%	9/18/19	22,025	21,741
	Citibank NA	3.050%	5/1/20	20,000	19,960
	Citibank NA	2.100%	6/12/20	15,750	15,420
	Citibank NA	2.125%	10/20/20	37,301	36,336
	Citibank NA	2.850%	2/12/21	13,000	12,847
4,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	10,588	11,290
	Citigroup Inc.	2.500%	7/29/19	2,675	2,663
	Citigroup Inc.	2.450%	1/10/20	16,375	16,188

31

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	2.400%	2/18/20	18,365	18,130
Citigroup Inc.	5.375%	8/9/20	11,673	12,164
Citigroup Inc.	2.650%	10/26/20	28,998	28,541
Citigroup Inc.	2.700%	3/30/21	39,135	38,327
Citigroup Inc.	2.350%	8/2/21	7,128	6,859
Citigroup Inc.	2.900%	12/8/21	45,878	44,938
Citigroup Inc.	4.500%	1/14/22	35,933	36,901
Citigroup Inc.	2.750%	4/25/22	2,800	2,714
Citigroup Inc.	4.050%	7/30/22	10,570	10,623
Citigroup Inc.	2.700%	10/27/22	9,950	9,554
4 Citigroup Inc.	3.142%	1/24/23	19,550	19,154
Citigroup Inc.	3.375%	3/1/23	5,600	5,528
Citigroup Inc.	3.500%	5/15/23	19,623	19,187
4 Citigroup Inc.	2.876%	7/24/23	15,700	15,138
Citigroup Inc.	3.875%	10/25/23	13,345	13,357
4 Citigroup Inc.	4.044%	6/1/24	2,195	2,207
Citigroup Inc.	3.750%	6/16/24	26,477	26,301
Citigroup Inc.	4.000%	8/5/24	18,929	18,522
Citigroup Inc.	3.875%	3/26/25	10,438	10,123
Citigroup Inc.	3.300%	4/27/25	4,832	4,633
Citigroup Inc.	4.400%	6/10/25	52,319	51,989
Citigroup Inc.	5.500%	9/13/25	11,753	12,493
Citigroup Inc.	3.700%	1/12/26	9,425	9,131
Citigroup Inc.	4.600%	3/9/26	22,967	22,839
Citigroup Inc.	3.400%	5/1/26	15,289	14,503
Citigroup Inc.	3.200%	10/21/26	45,007	41,799
Citigroup Inc.	4.450%	9/29/27	31,985	31,304
4 Citigroup Inc.	3.887%	1/10/28	15,507	15,015
4 Citigroup Inc.	3.668%	7/24/28	35,604	33,810
Citigroup Inc.	4.125%	7/25/28	13,175	12,587
4 Citigroup Inc.	3.520%	10/27/28	29,310	27,519
4 Citigroup Inc.	4.075%	4/23/29	16,195	15,834
Citigroup Inc.	6.625%	6/15/32	4,370	5,117
Citigroup Inc.	6.000%	10/31/33	7,756	8,688
Citigroup Inc.	6.125%	8/25/36	13,964	15,771
4 Citigroup Inc.	3.878%	1/24/39	23,600	21,506
Citigroup Inc.	8.125%	7/15/39	26,805	37,590
Citigroup Inc.	5.875%	1/30/42	13,988	16,164
Citigroup Inc.	6.675%	9/13/43	5,369	6,492
Citigroup Inc.	4.950%	11/7/43	3,036	3,153
Citigroup Inc.	5.300%	5/6/44	10,419	10,718
Citigroup Inc.	4.650%	7/30/45	11,451	11,297
Citigroup Inc.	4.750%	5/18/46	7,487	7,058
4 Citigroup Inc.	4.281%	4/24/48	10,433	9,858
Citizens Bank NA	2.450%	12/4/19	4,550	4,507
Citizens Bank NA	2.250%	3/2/20	5,000	4,917
Citizens Bank NA	2.200%	5/26/20	12,485	12,222
Citizens Bank NA	2.250%	10/30/20	10,000	9,746
Citizens Bank NA	2.550%	5/13/21	7,280	7,090
Citizens Bank NA	2.650%	5/26/22	9,175	8,869
Citizens Bank NA	3.700%	3/29/23	5,015	5,003
Citizens Financial Group Inc.	2.375%	7/28/21	1,750	1,691
Citizens Financial Group Inc.	4.300%	12/3/25	6,303	6,261
Comerica Bank	4.000%	7/27/25	50	49
Commonwealth Bank of Australia	2.300%	9/6/19	17,350	17,225
Commonwealth Bank of Australia	2.300%	3/12/20	250	247
Commonwealth Bank of Australia	2.400%	11/2/20	12,850	12,608
Commonwealth Bank of Australia	2.550%	3/15/21	8,395	8,203
9 Commonwealth Bank of Australia	2.750%	3/10/22	15,000	14,602
9 Commonwealth Bank of Australia	3.900%	7/12/47	50	46
Compass Bank	2.750%	9/29/19	3,858	3,833
Compass Bank	3.500%	6/11/21	9,700	9,688
Compass Bank	2.875%	6/29/22	19,250	18,579
Cooperatieve Rabobank UA	2.250%	1/14/20	23,300	23,012

32

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cooperatieve Rabobank UA	2.500%	1/19/21	51,750	50,779
Cooperatieve Rabobank UA	3.125%	4/26/21	130	129
Cooperatieve Rabobank UA	2.750%	1/10/22	12,052	11,746
Cooperatieve Rabobank UA	3.875%	2/8/22	41,588	42,092
Cooperatieve Rabobank UA	3.950%	11/9/22	40,698	40,275
Cooperatieve Rabobank UA	4.625%	12/1/23	17,615	17,717
Cooperatieve Rabobank UA	3.375%	5/21/25	19,104	18,608
Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	14,737
Cooperatieve Rabobank UA	3.750%	7/21/26	12,005	11,197
Cooperatieve Rabobank UA	5.250%	5/24/41	10,318	11,562
Cooperatieve Rabobank UA	5.750%	12/1/43	10,950	12,144
Cooperatieve Rabobank UA	5.250%	8/4/45	11,020	11,429
Credit Suisse AG	5.300%	8/13/19	7,625	7,824
Credit Suisse AG	5.400%	1/14/20	8,516	8,758
Credit Suisse AG	4.375%	8/5/20	7,310	7,485
Credit Suisse AG	3.000%	10/29/21	29,194	28,771
Credit Suisse AG	3.625%	9/9/24	28,229	27,766
9 Credit Suisse Group AG	3.574%	1/9/23	10,000	9,796
9 Credit Suisse Group AG	4.282%	1/9/28	25,500	24,715
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	3,150	3,117
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,850	12,746
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	36,845	36,694
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	21,375	21,265
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	14,780	14,575
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	31,950	30,612
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,000	998
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	17,058	16,897
Credit Suisse USA Inc.	7.125%	7/15/32	11,289	14,203
Deutsche Bank AG	2.700%	7/13/20	19,000	18,533
Deutsche Bank AG	2.950%	8/20/20	7,776	7,576
Deutsche Bank AG	3.125%	1/13/21	11,907	11,491
Deutsche Bank AG	3.150%	1/22/21	15,250	14,760
Deutsche Bank AG	3.375%	5/12/21	10,979	10,618
Deutsche Bank AG	4.250%	10/14/21	20,001	19,691
Deutsche Bank AG	3.300%	11/16/22	27,156	25,421
Deutsche Bank AG	3.950%	2/27/23	25,000	23,959
Deutsche Bank AG	3.700%	5/30/24	27,739	25,748
Deutsche Bank AG	4.100%	1/13/26	8,010	7,450
Discover Bank	3.100%	6/4/20	4,597	4,572
Discover Bank	3.200%	8/9/21	4,701	4,636
Discover Bank	3.350%	2/6/23	9,000	8,766
Discover Bank	4.200%	8/8/23	17,774	17,931
Discover Bank	4.250%	3/13/26	2,675	2,632
Discover Bank	3.450%	7/27/26	8,250	7,650
Discover Financial Services	5.200%	4/27/22	1,817	1,894
Discover Financial Services	3.850%	11/21/22	10,015	9,964
Discover Financial Services	3.950%	11/6/24	5,625	5,486
Discover Financial Services	3.750%	3/4/25	5,800	5,530
Discover Financial Services	4.100%	2/9/27	6,500	6,230
Fifth Third Bancorp	2.875%	7/27/20	575	572
Fifth Third Bancorp	3.500%	3/15/22	3,553	3,555
Fifth Third Bancorp	4.300%	1/16/24	11,524	11,711
Fifth Third Bancorp	3.950%	3/14/28	7,860	7,725
Fifth Third Bancorp	8.250%	3/1/38	8,972	12,249
Fifth Third Bank	1.625%	9/27/19	7,700	7,577
Fifth Third Bank	2.200%	10/30/20	3,150	3,076
Fifth Third Bank	2.250%	6/14/21	13,551	13,201
Fifth Third Bank	2.875%	10/1/21	7,504	7,403
Fifth Third Bank	3.850%	3/15/26	5,502	5,410
First Horizon National Corp.	3.500%	12/15/20	3,500	3,512
First Niagara Financial Group Inc.	6.750%	3/19/20	1,875	1,978
First Republic Bank	2.500%	6/6/22	11,850	11,395
First Republic Bank	4.375%	8/1/46	2,375	2,288
First Republic Bank	4.625%	2/13/47	2,875	2,838

33

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
FirstMerit Bank NA	4.270%	11/25/26	5,750	5,715
Goldman Sachs Capital I	6.345%	2/15/34	12,675	14,608
Goldman Sachs Group Inc.	1.950%	7/23/19	3,500	3,467
Goldman Sachs Group Inc.	2.550%	10/23/19	25,544	25,371
Goldman Sachs Group Inc.	2.300%	12/13/19	23,650	23,396
Goldman Sachs Group Inc.	5.375%	3/15/20	38,801	40,156
Goldman Sachs Group Inc.	2.600%	4/23/20	21,524	21,319
Goldman Sachs Group Inc.	3.200%	6/5/20	8,725	8,750
Goldman Sachs Group Inc.	6.000%	6/15/20	35,004	36,792
Goldman Sachs Group Inc.	2.750%	9/15/20	22,561	22,275
Goldman Sachs Group Inc.	2.875%	2/25/21	15,650	15,433
Goldman Sachs Group Inc.	2.625%	4/25/21	22,350	21,865
Goldman Sachs Group Inc.	5.250%	7/27/21	24,769	26,000
Goldman Sachs Group Inc.	2.350%	11/15/21	20,200	19,421
Goldman Sachs Group Inc.	5.750%	1/24/22	62,388	66,730
Goldman Sachs Group Inc.	3.000%	4/26/22	37,764	36,918
4 Goldman Sachs Group Inc.	2.876%	10/31/22	53,552	52,276
Goldman Sachs Group Inc.	3.625%	1/22/23	31,109	30,901
Goldman Sachs Group Inc.	3.200%	2/23/23	14,800	14,398
4 Goldman Sachs Group Inc.	2.908%	6/5/23	24,641	23,746
4 Goldman Sachs Group Inc.	2.905%	7/24/23	24,500	23,614
Goldman Sachs Group Inc.	4.000%	3/3/24	71,721	71,589
Goldman Sachs Group Inc.	3.850%	7/8/24	13,679	13,557
Goldman Sachs Group Inc.	3.500%	1/23/25	27,244	26,305
Goldman Sachs Group Inc.	3.750%	5/22/25	128	125
4 Goldman Sachs Group Inc.	3.272%	9/29/25	40,322	38,273
Goldman Sachs Group Inc.	4.250%	10/21/25	13,620	13,396
Goldman Sachs Group Inc.	3.750%	2/25/26	30,869	29,810
Goldman Sachs Group Inc.	3.500%	11/16/26	36,235	33,955
Goldman Sachs Group Inc.	5.950%	1/15/27	9,251	10,018
Goldman Sachs Group Inc.	3.850%	1/26/27	35,773	34,325
4 Goldman Sachs Group Inc.	3.691%	6/5/28	25,550	24,213
4 Goldman Sachs Group Inc.	3.814%	4/23/29	19,435	18,418
4 Goldman Sachs Group Inc.	4.223%	5/1/29	38,655	38,061
Goldman Sachs Group Inc.	6.125%	2/15/33	28,681	32,780
Goldman Sachs Group Inc.	6.450%	5/1/36	25,124	28,938
Goldman Sachs Group Inc.	6.750%	10/1/37	40,617	48,164
4 Goldman Sachs Group Inc.	4.017%	10/31/38	30,359	27,589
4 Goldman Sachs Group Inc.	4.411%	4/23/39	22,480	21,543
Goldman Sachs Group Inc.	6.250%	2/1/41	29,352	34,244
Goldman Sachs Group Inc.	4.800%	7/8/44	29,808	29,425
Goldman Sachs Group Inc.	5.150%	5/22/45	28,669	28,100
Goldman Sachs Group Inc.	4.750%	10/21/45	6,879	6,777
HSBC Bank USA NA	4.875%	8/24/20	26,609	27,399
HSBC Bank USA NA	5.875%	11/1/34	7,490	8,579
HSBC Bank USA NA	5.625%	8/15/35	3,894	4,344
HSBC Bank USA NA	7.000%	1/15/39	8,459	10,900
HSBC Holdings plc	3.400%	3/8/21	38,985	38,969
HSBC Holdings plc	5.100%	4/5/21	39,245	40,895
HSBC Holdings plc	2.950%	5/25/21	27,028	26,655
HSBC Holdings plc	2.650%	1/5/22	31,513	30,442
HSBC Holdings plc	4.875%	1/14/22	3,760	3,922
HSBC Holdings plc	4.000%	3/30/22	12,381	12,547
4 HSBC Holdings plc	3.262%	3/13/23	25,882	25,338
HSBC Holdings plc	3.600%	5/25/23	21,900	21,693
4 HSBC Holdings plc	3.033%	11/22/23	6,939	6,695
HSBC Holdings plc	4.250%	3/14/24	30,403	30,245
4 HSBC Holdings plc	3.950%	5/18/24	10,000	9,962
HSBC Holdings plc	4.250%	8/18/25	12,257	12,045
HSBC Holdings plc	4.300%	3/8/26	39,675	39,785
HSBC Holdings plc	3.900%	5/25/26	40,250	39,163
HSBC Holdings plc	4.375%	11/23/26	16,581	16,237
4 HSBC Holdings plc	4.041%	3/13/28	32,403	31,371
4 HSBC Holdings plc	4.583%	6/19/29	17,000	17,171

34

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Holdings plc	7.625%	5/17/32	1,946	2,471
HSBC Holdings plc	7.350%	11/27/32	2,040	2,560
HSBC Holdings plc	6.500%	5/2/36	13,904	16,079
HSBC Holdings plc	6.500%	9/15/37	33,945	39,542
HSBC Holdings plc	6.800%	6/1/38	5,749	6,907
HSBC Holdings plc	6.100%	1/14/42	7,048	8,502
HSBC Holdings plc	5.250%	3/14/44	26,553	26,820
HSBC USA Inc.	2.375%	11/13/19	22,150	21,957
HSBC USA Inc.	2.350%	3/5/20	16,765	16,552
HSBC USA Inc.	2.750%	8/7/20	5,225	5,184
HSBC USA Inc.	5.000%	9/27/20	8,852	9,118
HSBC USA Inc.	3.500%	6/23/24	7,350	7,231
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,516
Huntington Bancshares Inc.	3.150%	3/14/21	3,525	3,504
Huntington Bancshares Inc.	2.300%	1/14/22	10,168	9,764
Huntington Bancshares Inc.	4.000%	5/15/25	6,000	6,008
Huntington National Bank	2.375%	3/10/20	19,000	18,743
Huntington National Bank	2.400%	4/1/20	12,075	11,901
Huntington National Bank	2.875%	8/20/20	7,750	7,705
Huntington National Bank	3.250%	5/14/21	9,500	9,465
Huntington National Bank	2.500%	8/7/22	13,900	13,464
9 ING Bank NV	2.450%	3/16/20	20,000	19,761
ING Groep NV	3.150%	3/29/22	7,482	7,336
ING Groep NV	3.950%	3/29/27	13,967	13,657
9 Intesa Sanpaolo SPA	6.500%	2/24/21	100	103
Intesa Sanpaolo SPA	5.250%	1/12/24	26,481	25,809
JPMorgan Chase & Co.	2.200%	10/22/19	5,161	5,112
JPMorgan Chase & Co.	2.250%	1/23/20	52,315	51,626
JPMorgan Chase & Co.	2.750%	6/23/20	50,831	50,364
JPMorgan Chase & Co.	4.400%	7/22/20	5,303	5,428
JPMorgan Chase & Co.	4.250%	10/15/20	15,190	15,510
JPMorgan Chase & Co.	2.550%	10/29/20	24,542	24,177
JPMorgan Chase & Co.	2.550%	3/1/21	21,103	20,646
JPMorgan Chase & Co.	4.625%	5/10/21	4,626	4,784
JPMorgan Chase & Co.	2.400%	6/7/21	6,545	6,376
JPMorgan Chase & Co.	2.295%	8/15/21	53,553	51,701
JPMorgan Chase & Co.	4.350%	8/15/21	25,609	26,333
JPMorgan Chase & Co.	4.500%	1/24/22	31,868	32,962
4 JPMorgan Chase & Co.	3.514%	6/18/22	15,325	15,320
JPMorgan Chase & Co.	3.250%	9/23/22	20,782	20,550
JPMorgan Chase & Co.	2.972%	1/15/23	46,958	45,735
JPMorgan Chase & Co.	3.200%	1/25/23	50,072	49,162
4 JPMorgan Chase & Co.	2.776%	4/25/23	20,000	19,406
JPMorgan Chase & Co.	3.375%	5/1/23	28,849	28,180
JPMorgan Chase & Co.	2.700%	5/18/23	18,326	17,550
JPMorgan Chase & Co.	3.875%	2/1/24	25,542	25,706
4 JPMorgan Chase & Co.	3.559%	4/23/24	21,070	20,852
JPMorgan Chase & Co.	3.625%	5/13/24	46,657	46,337
JPMorgan Chase & Co.	3.875%	9/10/24	32,922	32,562
JPMorgan Chase & Co.	3.125%	1/23/25	27,752	26,539
4 JPMorgan Chase & Co.	3.220%	3/1/25	21,668	20,896
JPMorgan Chase & Co.	3.900%	7/15/25	27,259	27,182
JPMorgan Chase & Co.	3.300%	4/1/26	55,805	53,271
JPMorgan Chase & Co.	3.200%	6/15/26	26,330	24,896
JPMorgan Chase & Co.	2.950%	10/1/26	36,807	34,169
JPMorgan Chase & Co.	4.125%	12/15/26	21,393	21,090
JPMorgan Chase & Co.	4.250%	10/1/27	10,907	10,770
JPMorgan Chase & Co.	3.625%	12/1/27	10,768	10,078
4 JPMorgan Chase & Co.	3.782%	2/1/28	37,756	36,797
4 JPMorgan Chase & Co.	3.540%	5/1/28	33,999	32,535
4 JPMorgan Chase & Co.	3.509%	1/23/29	29,450	27,793
4 JPMorgan Chase & Co.	4.005%	4/23/29	10,100	9,969
JPMorgan Chase & Co.	6.400%	5/15/38	25,987	32,000
4 JPMorgan Chase & Co.	3.882%	7/24/38	26,718	24,688

35

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	5.500%	10/15/40	36,521	40,588
JPMorgan Chase & Co.	5.600%	7/15/41	12,745	14,274
JPMorgan Chase & Co.	5.400%	1/6/42	9,611	10,608
JPMorgan Chase & Co.	5.625%	8/16/43	6,869	7,596
JPMorgan Chase & Co.	4.850%	2/1/44	2,239	2,316
JPMorgan Chase & Co.	4.950%	6/1/45	10,260	10,415
4 JPMorgan Chase & Co.	4.260%	2/22/48	19,283	18,015
4 JPMorgan Chase & Co.	4.032%	7/24/48	21,847	19,872
4 JPMorgan Chase & Co.	3.964%	11/15/48	23,370	20,871
4 JPMorgan Chase & Co.	3.897%	1/23/49	20,400	18,129
JPMorgan Chase Bank NA	1.650%	9/23/19	14,625	14,410
4 JPMorgan Chase Bank NA	2.604%	2/1/21	17,775	17,607
4 JPMorgan Chase Bank NA	3.086%	4/26/21	28,500	28,420
KeyBank NA	2.500%	12/15/19	5,500	5,454
KeyBank NA	2.250%	3/16/20	3,030	2,989
KeyBank NA	3.350%	6/15/21	3,750	3,754
KeyBank NA	2.500%	11/22/21	3,569	3,477
KeyBank NA	2.400%	6/9/22	2,745	2,631
KeyBank NA	2.300%	9/14/22	9,850	9,383
KeyBank NA	3.375%	3/7/23	6,000	5,943
KeyBank NA	3.300%	6/1/25	7,726	7,508
KeyBank NA	3.400%	5/20/26	12,750	12,132
4 KeyBank NA	3.180%	10/15/27	500	492
KeyBank NA	6.950%	2/1/28	1,290	1,553
KeyCorp	2.900%	9/15/20	1,284	1,273
KeyCorp	5.100%	3/24/21	9,282	9,700
KeyCorp	4.100%	4/30/28	15,000	14,931
Lloyds Bank plc	2.700%	8/17/20	8,530	8,437
Lloyds Bank plc	6.375%	1/21/21	11,050	11,834
Lloyds Bank plc	3.300%	5/7/21	5,000	4,974
Lloyds Bank plc	3.500%	5/14/25	500	488
Lloyds Banking Group plc	3.100%	7/6/21	150	148
Lloyds Banking Group plc	3.000%	1/11/22	10,026	9,747
4 Lloyds Banking Group plc	2.907%	11/7/23	16,400	15,620
Lloyds Banking Group plc	4.500%	11/4/24	13,001	12,787
Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,044
Lloyds Banking Group plc	4.582%	12/10/25	37,055	36,245
Lloyds Banking Group plc	4.650%	3/24/26	10,582	10,402
Lloyds Banking Group plc	3.750%	1/11/27	7,482	7,065
Lloyds Banking Group plc	4.375%	3/22/28	30,950	30,415
4 Lloyds Banking Group plc	3.574%	11/7/28	16,400	15,090
Lloyds Banking Group plc	5.300%	12/1/45	2,539	2,518
Lloyds Banking Group plc	4.344%	1/9/48	16,650	14,204
Manufacturers & Traders Trust Co.	2.250%	7/25/19	8,000	7,944
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,950	14,710
Manufacturers & Traders Trust Co.	2.625%	1/25/21	2,000	1,969
Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,645	1,588
Manufacturers & Traders Trust Co.	2.900%	2/6/25	8,576	8,223
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	23,333	23,035
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	30,240	29,021
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	25,100	24,218
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,500	12,384
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	2,500	2,362
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	14,000	13,965
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,250	32,087
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,325	8,573
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,600	30,000
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,400	24,171
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	5,500	5,480
Mizuho Financial Group Inc.	2.953%	2/28/22	500	488
Mizuho Financial Group Inc.	3.549%	3/5/23	13,200	13,096
Mizuho Financial Group Inc.	3.663%	2/28/27	2,000	1,946
Mizuho Financial Group Inc.	4.018%	3/5/28	18,425	18,339
Morgan Stanley	2.375%	7/23/19	19,508	19,385

36

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	5.625%	9/23/19	35,232	36,305
Morgan Stanley	5.500%	1/26/20	8,164	8,443
Morgan Stanley	2.650%	1/27/20	23,022	22,853
Morgan Stanley	2.800%	6/16/20	20,674	20,506
Morgan Stanley	5.500%	7/24/20	3,842	4,009
Morgan Stanley	5.750%	1/25/21	21,310	22,531
Morgan Stanley	2.500%	4/21/21	5,164	5,040
Morgan Stanley	5.500%	7/28/21	12,771	13,495
Morgan Stanley	2.625%	11/17/21	46,617	45,322
Morgan Stanley	2.750%	5/19/22	31,573	30,580
Morgan Stanley	4.875%	11/1/22	22,488	23,311
Morgan Stanley	3.125%	1/23/23	11,925	11,632
Morgan Stanley	3.750%	2/25/23	66,485	66,523
Morgan Stanley	4.100%	5/22/23	21,836	21,935
4 Morgan Stanley	3.737%	4/24/24	20,300	20,168
Morgan Stanley	3.875%	4/29/24	43,313	43,287
Morgan Stanley	3.700%	10/23/24	45,194	44,627
Morgan Stanley	4.000%	7/23/25	43,783	43,499
Morgan Stanley	5.000%	11/24/25	21,864	22,618
Morgan Stanley	3.875%	1/27/26	39,091	38,482
Morgan Stanley	3.125%	7/27/26	33,401	30,908
Morgan Stanley	6.250%	8/9/26	11,727	13,245
Morgan Stanley	4.350%	9/8/26	25,910	25,494
Morgan Stanley	3.625%	1/20/27	33,490	32,243
Morgan Stanley	3.950%	4/23/27	16,801	15,951
4 Morgan Stanley	3.591%	7/22/28	50,575	47,812
4 Morgan Stanley	3.772%	1/24/29	17,325	16,645
Morgan Stanley	7.250%	4/1/32	7,677	9,600
4 Morgan Stanley	3.971%	7/22/38	21,157	19,585
4 Morgan Stanley	4.457%	4/22/39	20,750	20,211
Morgan Stanley	6.375%	7/24/42	33,962	41,330
Morgan Stanley	4.300%	1/27/45	36,438	34,351
Morgan Stanley	4.375%	1/22/47	12,300	11,736
MUFG Americas Holdings Corp.	2.250%	2/10/20	11,800	11,660
MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	16,585
MUFG Americas Holdings Corp.	3.000%	2/10/25	7,500	7,183
9 MUFG Bank Ltd.	2.300%	3/5/20	100	98
National Australia Bank Ltd.	1.375%	7/12/19	9,500	9,361
National Australia Bank Ltd.	2.125%	5/22/20	26,200	25,780
National Australia Bank Ltd.	2.625%	1/14/21	10,247	10,064
National Australia Bank Ltd.	1.875%	7/12/21	9,654	9,217
National Australia Bank Ltd.	3.375%	9/20/21	20,000	19,925
National Australia Bank Ltd.	2.800%	1/10/22	6,004	5,860
National Australia Bank Ltd.	2.500%	5/22/22	18,174	17,313
National Australia Bank Ltd.	3.000%	1/20/23	850	826
National Australia Bank Ltd.	2.875%	4/12/23	750	725
National Australia Bank Ltd.	3.625%	6/20/23	12,000	11,955
National Australia Bank Ltd.	3.375%	1/14/26	6,752	6,511
National Australia Bank Ltd.	2.500%	7/12/26	20,034	18,109
National Bank of Canada	2.150%	6/12/20	10,800	10,571
National Bank of Canada	2.200%	11/2/20	10,535	10,267
9 Nordea Bank AB	2.500%	9/17/20	60	59
Northern Trust Corp.	3.450%	11/4/20	7,820	7,905
Northern Trust Corp.	3.375%	8/23/21	2,043	2,057
Northern Trust Corp.	2.375%	8/2/22	6,300	6,078
Northern Trust Corp.	3.950%	10/30/25	8,975	9,143
4 Northern Trust Corp.	3.375%	5/8/32	3,850	3,626
People's United Bank NA	4.000%	7/15/24	3,850	3,839
People's United Financial Inc.	3.650%	12/6/22	6,175	6,190
PNC Bank NA	2.250%	7/2/19	5,475	5,448
PNC Bank NA	1.450%	7/29/19	7,875	7,762
PNC Bank NA	2.400%	10/18/19	22,568	22,410
PNC Bank NA	2.000%	5/19/20	4,670	4,571
PNC Bank NA	2.300%	6/1/20	10,978	10,799

37

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PNC Bank NA	2.600%	7/21/20	5,720	5,649
PNC Bank NA	2.450%	11/5/20	10,834	10,646
PNC Bank NA	2.150%	4/29/21	22,150	21,454
PNC Bank NA	2.550%	12/9/21	5,950	5,799
PNC Bank NA	2.625%	2/17/22	20,150	19,616
PNC Bank NA	2.700%	11/1/22	9,584	9,213
PNC Bank NA	2.950%	1/30/23	10,077	9,752
PNC Bank NA	3.800%	7/25/23	15,775	15,835
PNC Bank NA	3.300%	10/30/24	5,520	5,411
PNC Bank NA	2.950%	2/23/25	9,325	8,939
PNC Bank NA	3.250%	6/1/25	8,525	8,277
PNC Bank NA	3.100%	10/25/27	7,900	7,478
PNC Bank NA	3.250%	1/22/28	9,500	9,050
PNC Financial Services Group Inc.	2.854%	11/9/22	15,450	14,992
PNC Financial Services Group Inc.	3.900%	4/29/24	20,735	20,771
PNC Financial Services Group Inc.	3.150%	5/19/27	10,250	9,732
PNC Funding Corp.	5.125%	2/8/20	11,743	12,112
PNC Funding Corp.	4.375%	8/11/20	19,240	19,695
PNC Funding Corp.	3.300%	3/8/22	10,784	10,724
Regions Bank	2.750%	4/1/21	4,400	4,326
Regions Bank	6.450%	6/26/37	3,371	3,980
Regions Financial Corp.	3.200%	2/8/21	2,986	2,972
Regions Financial Corp.	2.750%	8/14/22	5,229	5,042
Regions Financial Corp.	7.375%	12/10/37	4,105	5,273
Royal Bank of Canada	1.500%	7/29/19	12,685	12,519
Royal Bank of Canada	2.125%	3/2/20	25,650	25,270
Royal Bank of Canada	2.150%	3/6/20	550	542
Royal Bank of Canada	2.150%	10/26/20	12,444	12,151
Royal Bank of Canada	2.350%	10/30/20	22,474	22,042
Royal Bank of Canada	2.500%	1/19/21	18,442	18,131
Royal Bank of Canada	3.200%	4/30/21	16,500	16,462
Royal Bank of Canada	2.750%	2/1/22	21,761	21,336
Royal Bank of Canada	4.650%	1/27/26	10,918	11,101
Royal Bank of Scotland Group plc	6.400%	10/21/19	100	104
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	13,700	13,270
Royal Bank of Scotland Group plc	3.875%	9/12/23	37,849	36,792
4 Royal Bank of Scotland Group plc	4.519%	6/25/24	20,000	20,014
Royal Bank of Scotland Group plc	4.800%	4/5/26	4,481	4,499
4 Royal Bank of Scotland Group plc	4.892%	5/18/29	25,600	25,385
Santander Holdings USA Inc.	2.650%	4/17/20	6,260	6,215
Santander Holdings USA Inc.	3.700%	3/28/22	21,090	20,719
Santander Holdings USA Inc.	3.400%	1/18/23	12,900	12,414
Santander Holdings USA Inc.	4.500%	7/17/25	9,425	9,216
Santander Holdings USA Inc.	4.400%	7/13/27	11,525	10,942
Santander UK Group Holdings plc	2.875%	10/16/20	14,920	14,734
Santander UK Group Holdings plc	3.125%	1/8/21	18,025	17,802
Santander UK Group Holdings plc	2.875%	8/5/21	11,499	11,157
Santander UK Group Holdings plc	3.571%	1/10/23	7,551	7,341
4 Santander UK Group Holdings plc	3.823%	11/3/28	7,013	6,429
Santander UK plc	2.350%	9/10/19	7,985	7,929
Santander UK plc	2.375%	3/16/20	3,692	3,639
Santander UK plc	3.400%	6/1/21	15,000	14,977
Santander UK plc	4.000%	3/13/24	17,980	18,040
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,500	5,426
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	11,895	11,697
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	31,400	29,939
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,150	7,964
State Street Corp.	4.375%	3/7/21	1,015	1,049
State Street Corp.	1.950%	5/19/21	7,285	7,045
4 State Street Corp.	2.653%	5/15/23	5,850	5,685
State Street Corp.	3.100%	5/15/23	9,208	9,070
State Street Corp.	3.700%	11/20/23	6,964	7,060
State Street Corp.	3.300%	12/16/24	10,950	10,759
State Street Corp.	3.550%	8/18/25	18,516	18,473

38

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
State Street Corp.	2.650%	5/19/26	7,665	7,186
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	3,800	3,774
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	14,200	14,023
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	16,570	16,394
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	18,200	18,013
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	4,850	4,790
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,700	3,633
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,837	5,771
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	536
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,998	10,143
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	9,873
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,050	6,872
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,036
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,538	7,442
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	13,175	12,642
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,729	10,342
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,144	9,889
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	25,408	24,579
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	9,804	9,436
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	14,977
9 Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	50
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,568	12,433
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	40,394	36,717
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	6,550	6,128
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,505	10,128
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	20,308	19,402
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,000	14,582
SunTrust Bank	2.250%	1/31/20	14,375	14,190
4 SunTrust Bank	2.590%	1/29/21	8,000	7,929
SunTrust Bank	3.000%	2/2/23	5,300	5,192
SunTrust Bank	2.750%	5/1/23	6,175	5,961
SunTrust Bank	3.300%	5/15/26	7,025	6,629
SunTrust Banks Inc.	2.900%	3/3/21	4,957	4,894
SunTrust Banks Inc.	2.700%	1/27/22	13,119	12,763
SunTrust Banks Inc.	4.000%	5/1/25	6,000	6,015
SVB Financial Group	3.500%	1/29/25	4,475	4,333
Svenska Handelsbanken AB	1.500%	9/6/19	25,425	25,027
Svenska Handelsbanken AB	2.400%	10/1/20	5,300	5,206
Svenska Handelsbanken AB	2.450%	3/30/21	9,407	9,193
Svenska Handelsbanken AB	3.350%	5/24/21	21,000	20,991
Svenska Handelsbanken AB	1.875%	9/7/21	8,753	8,269
Synchrony Bank	3.650%	5/24/21	18,000	17,978
Synchrony Bank	3.000%	6/15/22	4,307	4,147
Synchrony Financial	3.000%	8/15/19	4,629	4,619
Synchrony Financial	2.700%	2/3/20	7,595	7,511
Synchrony Financial	3.750%	8/15/21	6,388	6,377
Synchrony Financial	4.250%	8/15/24	29,871	29,210
Synchrony Financial	4.500%	7/23/25	16,574	16,254
Synchrony Financial	3.700%	8/4/26	8,710	7,982
Synchrony Financial	3.950%	12/1/27	11,225	10,367
Synovus Financial Corp.	3.125%	11/1/22	3,082	2,953
Toronto-Dominion Bank	2.125%	7/2/19	7,875	7,833
Toronto-Dominion Bank	1.450%	8/13/19	12,675	12,498
Toronto-Dominion Bank	2.250%	11/5/19	30,897	30,669
Toronto-Dominion Bank	3.000%	6/11/20	4,000	3,994
Toronto-Dominion Bank	2.500%	12/14/20	27,461	27,022
Toronto-Dominion Bank	2.550%	1/25/21	30,700	30,239
Toronto-Dominion Bank	2.125%	4/7/21	20,937	20,355
Toronto-Dominion Bank	3.250%	6/11/21	6,000	6,004
Toronto-Dominion Bank	1.800%	7/13/21	16,482	15,782
4 Toronto-Dominion Bank	3.625%	9/15/31	11,040	10,384
UBS AG	2.375%	8/14/19	15,776	15,675
UBS AG	2.350%	3/26/20	4,640	4,587
UBS AG	4.875%	8/4/20	2,510	2,586

39

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
9 UBS AG	2.450%	12/1/20	22,580	22,064
9 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	160	158
US Bancorp	2.350%	1/29/21	8,684	8,523
US Bancorp	4.125%	5/24/21	7,432	7,624
US Bancorp	2.625%	1/24/22	17,864	17,480
US Bancorp	3.000%	3/15/22	2,254	2,234
US Bancorp	2.950%	7/15/22	17,028	16,606
US Bancorp	3.600%	9/11/24	2,355	2,321
US Bancorp	3.100%	4/27/26	6,295	5,927
US Bancorp	2.375%	7/22/26	7,500	6,805
US Bancorp	3.150%	4/27/27	15,025	14,422
US Bancorp	3.900%	4/26/28	13,750	13,933
US Bank NA	2.125%	10/28/19	14,250	14,113
US Bank NA	2.350%	1/23/20	3,000	2,970
US Bank NA	2.000%	1/24/20	14,625	14,405
US Bank NA	2.050%	10/23/20	9,500	9,271
4 US Bank NA	3.104%	5/21/21	500	499
US Bank NA	2.850%	1/23/23	8,375	8,190
US Bank NA	2.800%	1/27/25	20,529	19,418
Wachovia Corp.	6.605%	10/1/25	3,175	3,585
Wachovia Corp.	5.500%	8/1/35	13,477	14,521
Wachovia Corp.	6.550%	10/15/35	7,625	8,944
Wells Fargo & Co.	2.150%	1/30/20	6,744	6,643
Wells Fargo & Co.	2.600%	7/22/20	32,858	32,429
Wells Fargo & Co.	2.550%	12/7/20	22,141	21,770
Wells Fargo & Co.	3.000%	1/22/21	15,420	15,309
Wells Fargo & Co.	2.500%	3/4/21	33,235	32,498
Wells Fargo & Co.	4.600%	4/1/21	20,877	21,541
Wells Fargo & Co.	2.100%	7/26/21	57,776	55,551
Wells Fargo & Co.	3.500%	3/8/22	23,315	23,238
Wells Fargo & Co.	2.625%	7/22/22	37,750	36,241
Wells Fargo & Co.	3.069%	1/24/23	35,430	34,396
Wells Fargo & Co.	3.450%	2/13/23	20,348	19,892
Wells Fargo & Co.	4.125%	8/15/23	14,764	14,837
Wells Fargo & Co.	4.480%	1/16/24	11,285	11,520
Wells Fargo & Co.	3.300%	9/9/24	24,331	23,398
Wells Fargo & Co.	3.000%	2/19/25	19,949	18,801
Wells Fargo & Co.	3.550%	9/29/25	26,295	25,482
Wells Fargo & Co.	3.000%	4/22/26	29,322	26,933
Wells Fargo & Co.	4.100%	6/3/26	41,531	40,687
Wells Fargo & Co.	3.000%	10/23/26	35,170	32,383
Wells Fargo & Co.	4.300%	7/22/27	23,005	22,638
4 Wells Fargo & Co.	3.584%	5/22/28	30,950	29,643
Wells Fargo & Co.	5.375%	2/7/35	13,219	14,744
Wells Fargo & Co.	5.375%	11/2/43	33,174	34,275
Wells Fargo & Co.	5.606%	1/15/44	6,399	6,803
Wells Fargo & Co.	4.650%	11/4/44	15,865	14,970
Wells Fargo & Co.	3.900%	5/1/45	25,425	23,140
Wells Fargo & Co.	4.900%	11/17/45	28,332	28,083
Wells Fargo & Co.	4.400%	6/14/46	15,827	14,364
Wells Fargo & Co.	4.750%	12/7/46	8,200	7,844
Wells Fargo Bank NA	2.150%	12/6/19	25,750	25,442
Wells Fargo Bank NA	2.400%	1/15/20	20,000	19,806
Wells Fargo Bank NA	2.600%	1/15/21	15,000	14,759
Wells Fargo Bank NA	5.950%	8/26/36	11,453	13,281
Wells Fargo Bank NA	5.850%	2/1/37	16,029	18,320
Wells Fargo Bank NA	6.600%	1/15/38	10,694	13,290
4 Wells Fargo Capital X	5.950%	12/1/86	4,467	4,841
Westpac Banking Corp.	1.600%	8/19/19	11,000	10,845
Westpac Banking Corp.	4.875%	11/19/19	17,454	17,896
Westpac Banking Corp.	2.150%	3/6/20	23,325	22,938
Westpac Banking Corp.	3.050%	5/15/20	4,525	4,525
Westpac Banking Corp.	2.300%	5/26/20	13,100	12,912
Westpac Banking Corp.	2.600%	11/23/20	21,525	21,194

40

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westpac Banking Corp.	2.650%	1/25/21	3,816	3,753
Westpac Banking Corp.	2.100%	5/13/21	39,250	37,906
Westpac Banking Corp.	2.000%	8/19/21	16,200	15,507
Westpac Banking Corp.	2.800%	1/11/22	14,900	14,565
Westpac Banking Corp.	2.500%	6/28/22	25,000	24,021
Westpac Banking Corp.	2.750%	1/11/23	7,700	7,341
Westpac Banking Corp.	3.650%	5/15/23	5,500	5,485
Westpac Banking Corp.	2.850%	5/13/26	23,225	21,517
Westpac Banking Corp.	2.700%	8/19/26	18,675	16,851
Westpac Banking Corp.	3.350%	3/8/27	16,125	15,400
4 Westpac Banking Corp.	4.322%	11/23/31	29,000	27,749
Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	8,525	8,671
Affiliated Managers Group Inc.	3.500%	8/1/25	8,400	8,165
Ameriprise Financial Inc.	5.300%	3/15/20	3,942	4,075
Ameriprise Financial Inc.	4.000%	10/15/23	10,763	10,961
Ameriprise Financial Inc.	3.700%	10/15/24	5,662	5,635
Ameriprise Financial Inc.	2.875%	9/15/26	100	93
9 Apollo Management Holdings LP	4.400%	5/27/26	150	150
BGC Partners Inc.	5.375%	12/9/19	412	420
BGC Partners Inc.	5.125%	5/27/21	2,625	2,697
BlackRock Inc.	5.000%	12/10/19	7,923	8,158
BlackRock Inc.	4.250%	5/24/21	6,540	6,751
BlackRock Inc.	3.375%	6/1/22	12,035	12,074
BlackRock Inc.	3.500%	3/18/24	17,225	17,337
BlackRock Inc.	3.200%	3/15/27	500	481
Brookfield Asset Management Inc.	4.000%	1/15/25	5,745	5,662
Brookfield Finance Inc.	4.250%	6/2/26	2,200	2,166
Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,826
Brookfield Finance Inc.	4.700%	9/20/47	9,650	9,139
Brookfield Finance LLC	4.000%	4/1/24	7,625	7,541
Cboe Global Markets Inc.	3.650%	1/12/27	6,626	6,411
Charles Schwab Corp.	4.450%	7/22/20	10,850	11,145
Charles Schwab Corp.	3.225%	9/1/22	3,955	3,926
Charles Schwab Corp.	2.650%	1/25/23	5,325	5,183
Charles Schwab Corp.	3.850%	5/21/25	3,000	3,024
Charles Schwab Corp.	3.450%	2/13/26	3,445	3,408
Charles Schwab Corp.	3.200%	3/2/27	12,300	11,707
Charles Schwab Corp.	3.200%	1/25/28	5,325	5,080
CME Group Inc.	3.000%	9/15/22	7,887	7,775
CME Group Inc.	3.000%	3/15/25	5,879	5,672
CME Group Inc.	5.300%	9/15/43	7,449	8,741
CME Group Inc.	4.150%	6/15/48	6,150	6,215
E*TRADE Financial Corp.	2.950%	8/24/22	365	354
E*TRADE Financial Corp.	3.800%	8/24/27	6,150	5,876
E*TRADE Financial Corp.	4.500%	6/20/28	2,460	2,461
Eaton Vance Corp.	3.625%	6/15/23	3,350	3,359
Eaton Vance Corp.	3.500%	4/6/27	4,530	4,407
Franklin Resources Inc.	2.800%	9/15/22	10,550	10,271
Franklin Resources Inc.	2.850%	3/30/25	1,985	1,876
Intercontinental Exchange Inc.	2.750%	12/1/20	11,900	11,782
Intercontinental Exchange Inc.	4.000%	10/15/23	13,771	14,063
Intercontinental Exchange Inc.	3.750%	12/1/25	13,010	12,908
Intercontinental Exchange Inc.	3.100%	9/15/27	2,246	2,099
Invesco Finance plc	3.125%	11/30/22	7,092	7,003
Invesco Finance plc	4.000%	1/30/24	13,849	13,918
Invesco Finance plc	3.750%	1/15/26	2,129	2,094
Invesco Finance plc	5.375%	11/30/43	11,762	13,333
Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,058
Jefferies Financial Group Inc.	5.500%	10/18/23	2,650	2,729
Jefferies Group LLC	8.500%	7/15/19	2,132	2,247
Jefferies Group LLC	6.875%	4/15/21	12,272	13,217
Jefferies Group LLC	5.125%	1/20/23	1,580	1,645

41

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Jefferies Group LLC	4.850%	1/15/27	14,027	13,639
Jefferies Group LLC	6.450%	6/8/27	475	515
Jefferies Group LLC	6.250%	1/15/36	3,325	3,379
Jefferies Group LLC	6.500%	1/20/43	4,075	4,203
Jefferies Group LLC / Jefferies Group Capital Finance
Inc.	4.150%	1/23/30	12,825	11,312
Lazard Group LLC	3.750%	2/13/25	615	599
Lazard Group LLC	3.625%	3/1/27	5,620	5,279
Legg Mason Inc.	3.950%	7/15/24	1,775	1,760
Legg Mason Inc.	4.750%	3/15/26	3,375	3,488
Legg Mason Inc.	5.625%	1/15/44	7,220	7,652
Nasdaq Inc.	5.550%	1/15/20	10,175	10,511
Nasdaq Inc.	3.850%	6/30/26	2,400	2,322
Nomura Holdings Inc.	6.700%	3/4/20	7,830	8,201
Raymond James Financial Inc.	3.625%	9/15/26	2,601	2,511
Raymond James Financial Inc.	4.950%	7/15/46	14,395	14,639
Stifel Financial Corp.	4.250%	7/18/24	10,175	10,129
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,250	2,327
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,080	16,769
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,975	5,910
TD Ameritrade Holding Corp.	3.300%	4/1/27	6,217	5,926
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.250%	7/1/20	12,167	12,304
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.625%	10/30/20	10,836	11,053
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.500%	5/15/21	11,138	11,361
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	5.000%	10/1/21	16,905	17,433
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.950%	2/1/22	13,977	13,907
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.500%	5/26/22	2,900	2,835
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	4.625%	7/1/22	6,739	6,865
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.300%	1/23/23	5,085	4,882
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.500%	1/15/25	200	187
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.650%	7/21/27	8,506	7,740
AerCap Ireland Capital DAC / AerCap Global Aviation
Trust	3.875%	1/23/28	8,650	7,980
Air Lease Corp.	2.125%	1/15/20	2,850	2,797
Air Lease Corp.	4.750%	3/1/20	10,700	10,925
Air Lease Corp.	2.500%	3/1/21	6,497	6,326
Air Lease Corp.	3.875%	4/1/21	4,415	4,454
Air Lease Corp.	3.375%	6/1/21	655	649
Air Lease Corp.	3.750%	2/1/22	4,525	4,520
Air Lease Corp.	2.625%	7/1/22	6,688	6,396
Air Lease Corp.	2.750%	1/15/23	4,625	4,382
Air Lease Corp.	3.875%	7/3/23	13,575	13,436
Air Lease Corp.	3.000%	9/15/23	628	595
Air Lease Corp.	4.250%	9/15/24	1,152	1,145
Air Lease Corp.	3.250%	3/1/25	10,680	9,856
Air Lease Corp.	3.625%	4/1/27	4,225	3,875
Air Lease Corp.	3.625%	12/1/27	3,250	2,962
Ares Capital Corp.	3.875%	1/15/20	1,700	1,705
Ares Capital Corp.	3.500%	2/10/23	16,835	16,043
Ares Capital Corp.	4.250%	3/1/25	6,780	6,544
FS Investment Corp.	4.000%	7/15/19	3,775	3,777
FS Investment Corp.	4.750%	5/15/22	2,184	2,175

42

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	GATX Corp.	2.500%	7/30/19	2,500	2,478
	GATX Corp.	4.850%	6/1/21	100	104
	GATX Corp.	3.250%	3/30/25	4,970	4,702
	GATX Corp.	3.250%	9/15/26	3,100	2,861
	GATX Corp.	3.850%	3/30/27	8,350	7,957
	GATX Corp.	3.500%	3/15/28	5,575	5,142
	GATX Corp.	4.550%	11/7/28	8,900	8,844
	GATX Corp.	5.200%	3/15/44	875	901
	GATX Corp.	4.500%	3/30/45	1,952	1,804
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	94,836	92,710
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	21,849	20,892
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	120,418	116,678
	International Lease Finance Corp.	8.250%	12/15/20	13,798	15,212
	International Lease Finance Corp.	4.625%	4/15/21	5,795	5,918
	International Lease Finance Corp.	8.625%	1/15/22	6,510	7,446
	International Lease Finance Corp.	5.875%	8/15/22	9,634	10,224
	Prospect Capital Corp.	5.875%	3/15/23	1,610	1,638
	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	1,529	2,186
	AEGON Funding Co. LLC	5.750%	12/15/20	9,350	9,848
4	Aegon NV	5.500%	4/11/48	7,800	7,449
	Aetna Inc.	4.125%	6/1/21	439	446
	Aetna Inc.	2.750%	11/15/22	9,750	9,382
	Aetna Inc.	2.800%	6/15/23	13,025	12,356
	Aetna Inc.	3.500%	11/15/24	11,643	11,282
	Aetna Inc.	6.625%	6/15/36	8,206	9,993
	Aetna Inc.	6.750%	12/15/37	3,327	4,229
	Aetna Inc.	4.500%	5/15/42	4,042	3,989
	Aetna Inc.	4.125%	11/15/42	2,253	2,081
	Aetna Inc.	4.750%	3/15/44	3,575	3,580
	Aetna Inc.	3.875%	8/15/47	12,600	11,164
	Aflac Inc.	2.400%	3/16/20	13,356	13,220
	Aflac Inc.	4.000%	2/15/22	1,150	1,174
	Aflac Inc.	3.625%	6/15/23	8,610	8,642
	Aflac Inc.	3.625%	11/15/24	8,215	8,136
	Aflac Inc.	3.250%	3/17/25	5,547	5,375
	Aflac Inc.	2.875%	10/15/26	1,000	932
	Aflac Inc.	4.000%	10/15/46	4,450	4,145
	Alleghany Corp.	5.625%	9/15/20	3,425	3,581
	Alleghany Corp.	4.950%	6/27/22	2,295	2,406
	Alleghany Corp.	4.900%	9/15/44	8,027	8,108
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,153
	Allstate Corp.	3.150%	6/15/23	9,975	9,848
	Allstate Corp.	3.280%	12/15/26	5,200	4,996
	Allstate Corp.	5.350%	6/1/33	1,579	1,762
	Allstate Corp.	5.550%	5/9/35	2,906	3,364
	Allstate Corp.	5.950%	4/1/36	28	34
	Allstate Corp.	4.500%	6/15/43	7,687	7,944
	Allstate Corp.	4.200%	12/15/46	7,295	7,131
4	Allstate Corp.	5.750%	8/15/53	7,715	7,946
4	Allstate Corp.	6.500%	5/15/67	4,240	4,772
	Alterra Finance LLC	6.250%	9/30/20	985	1,039
	American Financial Group Inc.	3.500%	8/15/26	2,600	2,437
	American Financial Group Inc.	4.500%	6/15/47	7,365	6,943
	American International Group Inc.	2.300%	7/16/19	13,837	13,724
	American International Group Inc.	3.375%	8/15/20	15,575	15,600
	American International Group Inc.	6.400%	12/15/20	28,088	30,090
	American International Group Inc.	4.875%	6/1/22	15,983	16,700
	American International Group Inc.	4.125%	2/15/24	14,640	14,682
	American International Group Inc.	3.750%	7/10/25	960	924
	American International Group Inc.	3.900%	4/1/26	3,360	3,242
	American International Group Inc.	4.200%	4/1/28	13,300	13,008
	American International Group Inc.	3.875%	1/15/35	10,557	9,373

43

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
American International Group Inc.	4.700%	7/10/35	5,245	5,121
American International Group Inc.	6.250%	5/1/36	8,923	10,105
American International Group Inc.	4.500%	7/16/44	24,063	22,401
American International Group Inc.	4.800%	7/10/45	2,315	2,254
American International Group Inc.	4.750%	4/1/48	14,800	14,237
4 American International Group Inc.	5.750%	4/1/48	8,522	8,454
American International Group Inc.	4.375%	1/15/55	9,480	8,225
4 American International Group Inc.	8.175%	5/15/68	4,725	5,933
Anthem Inc.	2.250%	8/15/19	8,395	8,310
Anthem Inc.	4.350%	8/15/20	6,925	7,084
Anthem Inc.	2.500%	11/21/20	9,625	9,453
Anthem Inc.	3.700%	8/15/21	6,874	6,926
Anthem Inc.	3.125%	5/15/22	7,460	7,338
Anthem Inc.	2.950%	12/1/22	7,725	7,506
Anthem Inc.	3.300%	1/15/23	11,747	11,455
Anthem Inc.	3.500%	8/15/24	6,709	6,526
Anthem Inc.	3.350%	12/1/24	8,840	8,555
Anthem Inc.	3.650%	12/1/27	19,395	18,360
Anthem Inc.	4.101%	3/1/28	38,000	37,314
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	3,260	3,725
Anthem Inc.	6.375%	6/15/37	4,000	4,783
Anthem Inc.	4.625%	5/15/42	13,062	12,701
Anthem Inc.	4.650%	1/15/43	12,506	12,061
Anthem Inc.	5.100%	1/15/44	5,405	5,561
Anthem Inc.	4.650%	8/15/44	1,265	1,237
Anthem Inc.	4.375%	12/1/47	15,510	14,388
Anthem Inc.	4.550%	3/1/48	2,835	2,712
Anthem Inc.	4.850%	8/15/54	3,650	3,584
Aon Corp.	5.000%	9/30/20	6,235	6,437
Aon Corp.	8.205%	1/1/27	369	455
Aon Corp.	6.250%	9/30/40	4,425	5,330
Aon plc	2.800%	3/15/21	13,515	13,275
Aon plc	3.500%	6/14/24	6,500	6,327
Aon plc	3.875%	12/15/25	9,974	9,827
Aon plc	4.600%	6/14/44	8,992	8,848
Aon plc	4.750%	5/15/45	1,702	1,674
Arch Capital Finance LLC	4.011%	12/15/26	10,220	10,050
Arch Capital Finance LLC	5.031%	12/15/46	7,357	7,665
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	5,840
Arch Capital Group US Inc.	5.144%	11/1/43	625	680
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,223
Assurant Inc.	4.000%	3/15/23	8,175	8,081
Assurant Inc.	4.200%	9/27/23	2,120	2,118
Assurant Inc.	4.900%	3/27/28	3,200	3,213
Assurant Inc.	6.750%	2/15/34	6,650	7,773
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,173	1,211
Athene Holding Ltd.	4.125%	1/12/28	11,850	10,925
9 AXA Equitable Holdings Inc.	3.900%	4/20/23	3,250	3,223
9 AXA Equitable Holdings Inc.	4.350%	4/20/28	53,115	50,715
9 AXA Equitable Holdings Inc.	5.000%	4/20/48	20,610	18,999
AXA Financial Inc.	7.000%	4/1/28	4,150	4,781
AXA SA	8.600%	12/15/30	15,321	19,487
AXIS Specialty Finance LLC	5.875%	6/1/20	13,850	14,454
AXIS Specialty Finance plc	4.000%	12/6/27	14,850	14,026
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	1,500	1,478
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	13,697	13,728
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,352	3,457
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	21,835	21,753
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	8,090	9,549
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	5,325	5,574
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	7,775	7,857
Berkshire Hathaway Inc.	2.100%	8/14/19	12,225	12,140
Berkshire Hathaway Inc.	2.200%	3/15/21	5,716	5,615

44

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Berkshire Hathaway Inc.	3.750%	8/15/21	2,952	3,018
Berkshire Hathaway Inc.	3.400%	1/31/22	1,555	1,570
Berkshire Hathaway Inc.	3.000%	2/11/23	3,806	3,772
Berkshire Hathaway Inc.	2.750%	3/15/23	27,148	26,499
Berkshire Hathaway Inc.	3.125%	3/15/26	37,416	35,969
Berkshire Hathaway Inc.	4.500%	2/11/43	10,179	10,457
Brighthouse Financial Inc.	3.700%	6/22/27	16,335	14,546
Brighthouse Financial Inc.	4.700%	6/22/47	16,315	13,440
Brown & Brown Inc.	4.200%	9/15/24	5,390	5,376
Chubb Corp.	6.000%	5/11/37	4,545	5,569
Chubb Corp.	6.500%	5/15/38	2,141	2,752
Chubb INA Holdings Inc.	2.300%	11/3/20	7,487	7,336
Chubb INA Holdings Inc.	2.875%	11/3/22	20,916	20,491
Chubb INA Holdings Inc.	2.700%	3/13/23	12,433	12,025
Chubb INA Holdings Inc.	3.350%	5/15/24	5,399	5,312
Chubb INA Holdings Inc.	3.150%	3/15/25	7,826	7,551
Chubb INA Holdings Inc.	3.350%	5/3/26	16,290	15,779
Chubb INA Holdings Inc.	6.700%	5/15/36	490	625
Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	4,825
Chubb INA Holdings Inc.	4.350%	11/3/45	21,325	21,764
Cigna Corp.	5.125%	6/15/20	3,064	3,174
Cigna Corp.	4.375%	12/15/20	8,571	8,740
Cigna Corp.	4.500%	3/15/21	1,050	1,072
Cigna Corp.	4.000%	2/15/22	7,915	8,015
Cigna Corp.	3.250%	4/15/25	6,875	6,436
Cigna Corp.	7.875%	5/15/27	985	1,238
Cigna Corp.	3.050%	10/15/27	9,500	8,547
Cigna Corp.	5.375%	2/15/42	3,146	3,387
Cigna Corp.	3.875%	10/15/47	9,700	8,245
Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,180
Cincinnati Financial Corp.	6.125%	11/1/34	1,870	2,211
CNA Financial Corp.	5.875%	8/15/20	5,820	6,117
CNA Financial Corp.	5.750%	8/15/21	4,118	4,354
CNA Financial Corp.	3.950%	5/15/24	3,410	3,395
CNA Financial Corp.	4.500%	3/1/26	1,850	1,878
CNA Financial Corp.	3.450%	8/15/27	6,360	5,891
Coventry Health Care Inc.	5.450%	6/15/21	9,645	10,147
Enstar Group Ltd.	4.500%	3/10/22	2,382	2,373
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,544
9 Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,575	5,513
Fidelity National Financial Inc.	5.500%	9/1/22	4,300	4,563
First American Financial Corp.	4.600%	11/15/24	5,050	5,051
Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	4,956
Hartford Financial Services Group Inc.	5.125%	4/15/22	7,055	7,441
Hartford Financial Services Group Inc.	5.950%	10/15/36	3,645	4,263
Hartford Financial Services Group Inc.	6.100%	10/1/41	5,171	6,187
Hartford Financial Services Group Inc.	4.300%	4/15/43	6,290	5,923
Humana Inc.	2.625%	10/1/19	2,100	2,089
Humana Inc.	3.150%	12/1/22	6,360	6,241
Humana Inc.	2.900%	12/15/22	5,870	5,698
Humana Inc.	3.850%	10/1/24	17,023	16,943
Humana Inc.	3.950%	3/15/27	7,750	7,634
Humana Inc.	4.625%	12/1/42	4,278	4,231
Humana Inc.	4.950%	10/1/44	5,808	6,024
Humana Inc.	4.800%	3/15/47	3,725	3,830
Kemper Corp.	4.350%	2/15/25	1,850	1,827
Lincoln National Corp.	6.250%	2/15/20	1,268	1,326
Lincoln National Corp.	4.200%	3/15/22	5,615	5,748
Lincoln National Corp.	4.000%	9/1/23	6,505	6,577
Lincoln National Corp.	3.350%	3/9/25	4,797	4,581
Lincoln National Corp.	3.625%	12/12/26	8,665	8,232
Lincoln National Corp.	3.800%	3/1/28	10,250	9,789
Lincoln National Corp.	6.150%	4/7/36	3,581	4,187
Lincoln National Corp.	6.300%	10/9/37	3,493	4,171

45

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lincoln National Corp.	7.000%	6/15/40	3,075	3,860
Loews Corp.	2.625%	5/15/23	10,875	10,399
Loews Corp.	3.750%	4/1/26	110	108
Loews Corp.	6.000%	2/1/35	643	748
Loews Corp.	4.125%	5/15/43	11,562	10,817
Manulife Financial Corp.	4.900%	9/17/20	13,034	13,444
Manulife Financial Corp.	4.150%	3/4/26	6,536	6,524
4 Manulife Financial Corp.	4.061%	2/24/32	15,955	15,127
Manulife Financial Corp.	5.375%	3/4/46	8,317	9,336
Markel Corp.	4.900%	7/1/22	700	727
Markel Corp.	3.500%	11/1/27	4,325	4,056
Markel Corp.	5.000%	4/5/46	5,653	5,780
Markel Corp.	4.300%	11/1/47	4,000	3,742
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,750	1,741
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,425	6,328
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,149	2,232
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,390	7,214
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,159
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	14,400	14,192
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	15,895	15,517
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,255	4,208
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,789	3,262
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	4,930	4,897
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	10,875	10,574
Mercury General Corp.	4.400%	3/15/27	4,110	3,984
MetLife Inc.	4.750%	2/8/21	9,530	9,851
MetLife Inc.	3.048%	12/15/22	6,250	6,149
MetLife Inc.	4.368%	9/15/23	5,435	5,631
MetLife Inc.	3.600%	4/10/24	13,920	13,786
MetLife Inc.	3.000%	3/1/25	10,675	10,142
MetLife Inc.	3.600%	11/13/25	11,900	11,691
MetLife Inc.	6.500%	12/15/32	3,380	4,167
MetLife Inc.	6.375%	6/15/34	2,198	2,660
MetLife Inc.	5.700%	6/15/35	11,093	12,658
MetLife Inc.	5.875%	2/6/41	13,643	15,920
MetLife Inc.	4.125%	8/13/42	10,009	9,388
MetLife Inc.	4.875%	11/13/43	5,672	5,920
MetLife Inc.	4.721%	12/15/44	5,875	5,992
MetLife Inc.	4.050%	3/1/45	9,000	8,334
MetLife Inc.	4.600%	5/13/46	5,745	5,789
4 MetLife Inc.	6.400%	12/15/66	19,885	21,227
4 MetLife Inc.	10.750%	8/1/69	685	1,060
Munich Re America Corp.	7.450%	12/15/26	2,350	2,878
4 Nationwide Financial Services Inc.	6.750%	5/15/87	275	302
Old Republic International Corp.	4.875%	10/1/24	6,280	6,501
Old Republic International Corp.	3.875%	8/26/26	12,618	12,089
PartnerRe Finance B LLC	5.500%	6/1/20	13,654	14,150
Primerica Inc.	4.750%	7/15/22	1,900	1,947
Principal Financial Group Inc.	3.300%	9/15/22	2,875	2,841
Principal Financial Group Inc.	3.125%	5/15/23	3,661	3,569
Principal Financial Group Inc.	3.400%	5/15/25	5,353	5,194
Principal Financial Group Inc.	3.100%	11/15/26	4,852	4,519
Principal Financial Group Inc.	4.625%	9/15/42	1,730	1,744
Principal Financial Group Inc.	4.350%	5/15/43	1,043	1,009
Principal Financial Group Inc.	4.300%	11/15/46	7,220	6,747
4 Principal Financial Group Inc.	4.700%	5/15/55	3,250	3,254
Progressive Corp.	3.750%	8/23/21	10,283	10,385
Progressive Corp.	2.450%	1/15/27	2,060	1,854
Progressive Corp.	6.625%	3/1/29	4,820	5,776
Progressive Corp.	6.250%	12/1/32	325	396
Progressive Corp.	4.350%	4/25/44	3,660	3,648
Progressive Corp.	4.125%	4/15/47	23,950	23,334
Progressive Corp.	4.200%	3/15/48	6,050	5,961
Protective Life Corp.	7.375%	10/15/19	3,980	4,186

46

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	2.350%	8/15/19	11,400	11,328
Prudential Financial Inc.	5.375%	6/21/20	6,530	6,802
Prudential Financial Inc.	4.500%	11/15/20	10,575	10,892
Prudential Financial Inc.	4.500%	11/16/21	4,820	5,012
Prudential Financial Inc.	3.500%	5/15/24	7,790	7,727
Prudential Financial Inc.	3.878%	3/27/28	2,500	2,470
Prudential Financial Inc.	5.750%	7/15/33	570	655
Prudential Financial Inc.	5.700%	12/14/36	12,363	14,429
Prudential Financial Inc.	6.625%	12/1/37	4,352	5,468
Prudential Financial Inc.	6.625%	6/21/40	4,275	5,491
Prudential Financial Inc.	6.200%	11/15/40	3,325	3,984
4 Prudential Financial Inc.	5.875%	9/15/42	12,570	13,316
4 Prudential Financial Inc.	5.625%	6/15/43	11,514	11,946
Prudential Financial Inc.	5.100%	8/15/43	3,450	3,759
4 Prudential Financial Inc.	5.200%	3/15/44	2,765	2,762
Prudential Financial Inc.	4.600%	5/15/44	4,970	5,060
4 Prudential Financial Inc.	5.375%	5/15/45	13,805	13,779
4 Prudential Financial Inc.	4.500%	9/15/47	5,047	4,659
Prudential Financial Inc.	3.905%	12/7/47	13,648	12,272
Prudential Financial Inc.	3.935%	12/7/49	8,273	7,467
Reinsurance Group of America Inc.	5.000%	6/1/21	1,240	1,290
Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,609
Reinsurance Group of America Inc.	3.950%	9/15/26	4,504	4,337
RenaissanceRe Finance Inc.	3.700%	4/1/25	3,300	3,222
RenaissanceRe Finance Inc.	3.450%	7/1/27	2,200	2,072
Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,332
Sompo International Holdings Ltd.	7.000%	7/15/34	4,725	5,754
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,529
Torchmark Corp.	3.800%	9/15/22	110	110
Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	6,271
Travelers Cos. Inc.	3.900%	11/1/20	3,065	3,110
Travelers Cos. Inc.	6.750%	6/20/36	10	13
Travelers Cos. Inc.	6.250%	6/15/37	7,252	8,963
Travelers Cos. Inc.	5.350%	11/1/40	3,300	3,809
Travelers Cos. Inc.	4.600%	8/1/43	14,785	15,459
Travelers Cos. Inc.	3.750%	5/15/46	5,320	4,887
Travelers Cos. Inc.	4.000%	5/30/47	10,310	9,903
Travelers Property Casualty Corp.	6.375%	3/15/33	460	569
Trinity Acquisition plc	4.400%	3/15/26	500	496
UnitedHealth Group Inc.	2.300%	12/15/19	12,575	12,498
UnitedHealth Group Inc.	2.700%	7/15/20	14,685	14,609
UnitedHealth Group Inc.	1.950%	10/15/20	10,475	10,222
UnitedHealth Group Inc.	3.875%	10/15/20	1,035	1,052
UnitedHealth Group Inc.	4.700%	2/15/21	4,925	5,102
UnitedHealth Group Inc.	2.125%	3/15/21	6,355	6,190
UnitedHealth Group Inc.	3.150%	6/15/21	5,000	5,004
UnitedHealth Group Inc.	3.375%	11/15/21	2,050	2,060
UnitedHealth Group Inc.	2.875%	12/15/21	10,991	10,860
UnitedHealth Group Inc.	2.875%	3/15/22	3,221	3,178
UnitedHealth Group Inc.	3.350%	7/15/22	18,808	18,862
UnitedHealth Group Inc.	2.375%	10/15/22	8,000	7,678
UnitedHealth Group Inc.	2.750%	2/15/23	10,080	9,759
UnitedHealth Group Inc.	2.875%	3/15/23	2,346	2,286
UnitedHealth Group Inc.	3.500%	6/15/23	7,000	6,983
UnitedHealth Group Inc.	3.750%	7/15/25	13,551	13,547
UnitedHealth Group Inc.	3.100%	3/15/26	10,725	10,223
UnitedHealth Group Inc.	3.450%	1/15/27	4,655	4,516
UnitedHealth Group Inc.	3.375%	4/15/27	28,560	27,646
UnitedHealth Group Inc.	2.950%	10/15/27	10,950	10,222
UnitedHealth Group Inc.	3.850%	6/15/28	9,950	9,961
UnitedHealth Group Inc.	4.625%	7/15/35	11,251	11,827
UnitedHealth Group Inc.	5.800%	3/15/36	3,164	3,752
UnitedHealth Group Inc.	6.500%	6/15/37	1,575	2,040
UnitedHealth Group Inc.	6.625%	11/15/37	8,525	11,071

47

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UnitedHealth Group Inc.	6.875%	2/15/38	18,696	24,790
UnitedHealth Group Inc.	5.950%	2/15/41	2,955	3,651
UnitedHealth Group Inc.	4.625%	11/15/41	9,411	9,894
UnitedHealth Group Inc.	4.375%	3/15/42	391	394
UnitedHealth Group Inc.	3.950%	10/15/42	11,581	10,946
UnitedHealth Group Inc.	4.250%	3/15/43	5,916	5,862
UnitedHealth Group Inc.	4.750%	7/15/45	16,962	18,116
UnitedHealth Group Inc.	4.200%	1/15/47	4,834	4,746
UnitedHealth Group Inc.	4.250%	4/15/47	18,200	18,107
UnitedHealth Group Inc.	3.750%	10/15/47	8,500	7,834
UnitedHealth Group Inc.	4.250%	6/15/48	14,550	14,554
Unum Group	5.625%	9/15/20	2,200	2,296
Unum Group	3.000%	5/15/21	3,000	2,947
Unum Group	4.000%	3/15/24	2,190	2,164
Unum Group	3.875%	11/5/25	175	167
Unum Group	5.750%	8/15/42	3,423	3,642
Voya Financial Inc.	3.125%	7/15/24	7,235	6,822
Voya Financial Inc.	3.650%	6/15/26	2,440	2,288
Voya Financial Inc.	5.700%	7/15/43	9,480	10,464
Voya Financial Inc.	4.800%	6/15/46	2,185	2,139
Willis North America Inc.	3.600%	5/15/24	6,525	6,298
Willis Towers Watson plc	5.750%	3/15/21	9,351	9,831
WR Berkley Corp.	5.375%	9/15/20	595	619
WR Berkley Corp.	4.625%	3/15/22	2,550	2,632
WR Berkley Corp.	4.750%	8/1/44	4,088	4,205
XLIT Ltd.	5.750%	10/1/21	4,555	4,850
XLIT Ltd.	4.450%	3/31/25	2,850	2,771
XLIT Ltd.	6.250%	5/15/27	2,341	2,668
XLIT Ltd.	5.250%	12/15/43	6,875	7,510
XLIT Ltd.	5.500%	3/31/45	5,529	5,736
Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,097
ORIX Corp.	2.900%	7/18/22	2,750	2,671
ORIX Corp.	3.250%	12/4/24	3,725	3,557
ORIX Corp.	3.700%	7/18/27	9,900	9,533
Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	4,225	4,194
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,925	6,119
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	569	570
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,200	3,217
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,000	8,589
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	400	400
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	3,602	3,474
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,800	4,595
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,135	3,117
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,000	6,051
American Campus Communities Operating Partnership
LP	3.350%	10/1/20	3,800	3,788
American Campus Communities Operating Partnership
LP	3.750%	4/15/23	1,430	1,411
American Campus Communities Operating Partnership
LP	4.125%	7/1/24	3,300	3,288
American Campus Communities Operating Partnership
LP	3.625%	11/15/27	4,375	4,083
American Homes 4 Rent LP	4.250%	2/15/28	1,125	1,077
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,067
AvalonBay Communities Inc.	4.200%	12/15/23	1,255	1,286
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,276
AvalonBay Communities Inc.	3.450%	6/1/25	5,895	5,754
AvalonBay Communities Inc.	3.500%	11/15/25	600	587
AvalonBay Communities Inc.	2.950%	5/11/26	11,830	11,055
AvalonBay Communities Inc.	2.900%	10/15/26	1,575	1,464
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	7,122

48

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AvalonBay Communities Inc.	3.200%	1/15/28	5,025	4,772
AvalonBay Communities Inc.	4.350%	4/15/48	3,500	3,465
Boston Properties LP	5.875%	10/15/19	2,905	3,006
Boston Properties LP	5.625%	11/15/20	9,225	9,667
Boston Properties LP	4.125%	5/15/21	4,095	4,171
Boston Properties LP	3.850%	2/1/23	6,773	6,809
Boston Properties LP	3.125%	9/1/23	4,540	4,422
Boston Properties LP	3.800%	2/1/24	7,025	6,992
Boston Properties LP	3.200%	1/15/25	6,125	5,830
Boston Properties LP	3.650%	2/1/26	6,275	6,070
Boston Properties LP	2.750%	10/1/26	9,759	8,790
Brandywine Operating Partnership LP	3.950%	2/15/23	3,775	3,762
Brandywine Operating Partnership LP	3.950%	11/15/27	23,025	21,952
Brixmor Operating Partnership LP	3.875%	8/15/22	6,035	6,022
Brixmor Operating Partnership LP	3.250%	9/15/23	3,925	3,770
Brixmor Operating Partnership LP	3.650%	6/15/24	2,100	2,028
Brixmor Operating Partnership LP	3.850%	2/1/25	14,485	13,964
Brixmor Operating Partnership LP	4.125%	6/15/26	5,440	5,267
Brixmor Operating Partnership LP	3.900%	3/15/27	2,550	2,411
Camden Property Trust	2.950%	12/15/22	4,900	4,754
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,025	2,952
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	12,675	11,829
Corporate Office Properties LP	3.700%	6/15/21	3,725	3,697
Corporate Office Properties LP	3.600%	5/15/23	7,931	7,685
CubeSmart LP	4.375%	12/15/23	7,400	7,494
CubeSmart LP	4.000%	11/15/25	2,265	2,221
CubeSmart LP	3.125%	9/1/26	2,575	2,364
DCT Industrial Operating Partnership LP	4.500%	10/15/23	4,125	4,271
DDR Corp.	4.625%	7/15/22	9,490	9,754
DDR Corp.	3.625%	2/1/25	9,632	9,148
DDR Corp.	4.250%	2/1/26	2,740	2,675
DDR Corp.	4.700%	6/1/27	12,525	12,609
Digital Realty Trust LP	5.875%	2/1/20	2,175	2,251
Digital Realty Trust LP	3.400%	10/1/20	5,600	5,604
Digital Realty Trust LP	5.250%	3/15/21	8,815	9,178
Digital Realty Trust LP	3.950%	7/1/22	11,850	11,971
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,620
Digital Realty Trust LP	4.750%	10/1/25	5,525	5,690
Digital Realty Trust LP	3.700%	8/15/27	7,420	7,046
Digital Realty Trust LP	4.450%	7/15/28	12,000	12,032
Duke Realty LP	4.375%	6/15/22	195	200
Duke Realty LP	3.875%	10/15/22	1,223	1,234
Duke Realty LP	3.625%	4/15/23	748	740
Duke Realty LP	3.750%	12/1/24	2,425	2,389
Duke Realty LP	3.250%	6/30/26	5,500	5,182
Duke Realty LP	3.375%	12/15/27	3,144	2,930
EPR Properties	5.750%	8/15/22	3,610	3,791
EPR Properties	5.250%	7/15/23	1,575	1,625
EPR Properties	4.500%	4/1/25	7,025	6,926
EPR Properties	4.750%	12/15/26	4,000	3,903
EPR Properties	4.500%	6/1/27	150	144
EPR Properties	4.950%	4/15/28	4,500	4,388
ERP Operating LP	2.375%	7/1/19	1,740	1,726
ERP Operating LP	4.750%	7/15/20	3,085	3,167
ERP Operating LP	4.625%	12/15/21	6,986	7,247
ERP Operating LP	3.000%	4/15/23	2,603	2,546
ERP Operating LP	3.375%	6/1/25	750	731
ERP Operating LP	2.850%	11/1/26	5,450	5,051
ERP Operating LP	3.250%	8/1/27	3,000	2,848
ERP Operating LP	3.500%	3/1/28	10,506	10,123
ERP Operating LP	4.500%	7/1/44	7,555	7,670
ERP Operating LP	4.500%	6/1/45	850	863
ERP Operating LP	4.000%	8/1/47	3,600	3,359
Essex Portfolio LP	5.200%	3/15/21	2,825	2,938

49

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Essex Portfolio LP	3.250%	5/1/23	3,505	3,405
Essex Portfolio LP	3.500%	4/1/25	10,937	10,562
Essex Portfolio LP	3.375%	4/15/26	6,450	6,117
Essex Portfolio LP	4.500%	3/15/48	5,975	5,840
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,017
Federal Realty Investment Trust	3.250%	7/15/27	2,100	1,959
Federal Realty Investment Trust	4.500%	12/1/44	14,900	15,082
Government Properties Income Trust	4.000%	7/15/22	5,000	4,939
HCP Inc.	2.625%	2/1/20	1,839	1,816
HCP Inc.	5.375%	2/1/21	931	973
HCP Inc.	3.150%	8/1/22	6,665	6,500
HCP Inc.	4.000%	12/1/22	17,200	17,274
HCP Inc.	4.250%	11/15/23	8,219	8,273
HCP Inc.	4.200%	3/1/24	3,950	3,941
HCP Inc.	3.875%	8/15/24	5,276	5,158
HCP Inc.	3.400%	2/1/25	1,980	1,876
HCP Inc.	4.000%	6/1/25	928	909
HCP Inc.	6.750%	2/1/41	555	701
Healthcare Realty Trust Inc.	3.750%	4/15/23	7,246	7,148
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,125	2,925
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,840	3,825
Healthcare Trust of America Holdings LP	2.950%	7/1/22	3,850	3,714
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,481
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,150	5,767
Healthcare Trust of America Holdings LP	3.750%	7/1/27	3,400	3,216
Highwoods Realty LP	3.200%	6/15/21	13,850	13,607
Highwoods Realty LP	3.625%	1/15/23	100	98
Highwoods Realty LP	3.875%	3/1/27	6,279	6,058
Highwoods Realty LP	4.125%	3/15/28	2,943	2,892
Hospitality Properties Trust	5.000%	8/15/22	2,430	2,501
Hospitality Properties Trust	4.500%	6/15/23	8,272	8,348
Hospitality Properties Trust	4.650%	3/15/24	3,441	3,447
Hospitality Properties Trust	4.500%	3/15/25	753	738
Hospitality Properties Trust	5.250%	2/15/26	2,740	2,783
Hospitality Properties Trust	4.950%	2/15/27	3,625	3,596
Hospitality Properties Trust	3.950%	1/15/28	4,900	4,452
Hospitality Properties Trust	4.375%	2/15/30	14,815	13,677
Host Hotels & Resorts LP	6.000%	10/1/21	10,550	11,223
Host Hotels & Resorts LP	5.250%	3/15/22	5,190	5,410
Host Hotels & Resorts LP	4.750%	3/1/23	1,177	1,203
Host Hotels & Resorts LP	3.750%	10/15/23	6,100	5,979
Host Hotels & Resorts LP	3.875%	4/1/24	4,600	4,485
Host Hotels & Resorts LP	4.000%	6/15/25	1,300	1,257
Hudson Pacific Properties LP	3.950%	11/1/27	3,400	3,173
Kilroy Realty LP	3.800%	1/15/23	3,200	3,181
Kilroy Realty LP	3.450%	12/15/24	5,850	5,616
Kilroy Realty LP	4.250%	8/15/29	1,208	1,183
Kimco Realty Corp.	6.875%	10/1/19	5,657	5,913
Kimco Realty Corp.	3.200%	5/1/21	3,740	3,716
Kimco Realty Corp.	3.400%	11/1/22	4,334	4,275
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,178
Kimco Realty Corp.	2.700%	3/1/24	50	46
Kimco Realty Corp.	3.300%	2/1/25	2,160	2,046
Kimco Realty Corp.	2.800%	10/1/26	4,515	4,012
Kimco Realty Corp.	3.800%	4/1/27	4,050	3,845
Kimco Realty Corp.	4.125%	12/1/46	485	422
Kimco Realty Corp.	4.450%	9/1/47	4,170	3,795
Kite Realty Group LP	4.000%	10/1/26	10,700	9,749
Liberty Property LP	4.750%	10/1/20	1,080	1,107
Liberty Property LP	3.375%	6/15/23	1,250	1,224
Liberty Property LP	4.400%	2/15/24	10,880	11,101
Liberty Property LP	3.750%	4/1/25	6,400	6,278
Liberty Property LP	3.250%	10/1/26	1,825	1,698
LifeStorage LP	3.500%	7/1/26	18,125	16,958

50

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
LifeStorage LP	3.875%	12/15/27	1,000	946
Mid-America Apartments LP	4.300%	10/15/23	12,300	12,584
Mid-America Apartments LP	3.750%	6/15/24	3,985	3,932
Mid-America Apartments LP	3.600%	6/1/27	8,150	7,809
National Retail Properties Inc.	5.500%	7/15/21	2,000	2,103
National Retail Properties Inc.	3.800%	10/15/22	3,400	3,401
National Retail Properties Inc.	3.300%	4/15/23	2,999	2,917
National Retail Properties Inc.	3.900%	6/15/24	3,700	3,661
National Retail Properties Inc.	3.600%	12/15/26	2,425	2,306
National Retail Properties Inc.	3.500%	10/15/27	13,000	12,147
Omega Healthcare Investors Inc.	4.375%	8/1/23	20,850	20,694
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,875	3,928
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,050	2,989
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,842	5,886
Omega Healthcare Investors Inc.	4.500%	4/1/27	15,378	14,648
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,325	5,132
Physicians Realty LP	4.300%	3/15/27	5,950	5,746
Physicians Realty LP	3.950%	1/15/28	5,750	5,377
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,361
Piedmont Operating Partnership LP	4.450%	3/15/24	4,225	4,254
Prologis LP	4.250%	8/15/23	5,270	5,435
Prologis LP	3.875%	9/15/28	2,950	2,950
Prologis LP	4.375%	9/15/48	4,250	4,310
Public Storage	2.370%	9/15/22	5,398	5,183
Public Storage	3.094%	9/15/27	4,550	4,270
Realty Income Corp.	3.250%	10/15/22	10,900	10,731
Realty Income Corp.	3.875%	7/15/24	3,600	3,566
Realty Income Corp.	3.875%	4/15/25	8,405	8,285
Realty Income Corp.	4.125%	10/15/26	12,113	12,061
Realty Income Corp.	3.000%	1/15/27	4,826	4,425
Realty Income Corp.	3.650%	1/15/28	5,770	5,524
Realty Income Corp.	4.650%	3/15/47	15,390	15,558
Regency Centers Corp.	3.750%	11/15/22	1,850	1,844
Regency Centers LP	3.600%	2/1/27	3,500	3,346
Regency Centers LP	4.125%	3/15/28	3,300	3,266
Regency Centers LP	4.400%	2/1/47	5,750	5,479
Sabra Health Care LP	5.125%	8/15/26	722	690
Select Income REIT	3.600%	2/1/20	206	205
Select Income REIT	4.150%	2/1/22	4,000	3,981
Select Income REIT	4.500%	2/1/25	9,575	9,259
Senior Housing Properties Trust	4.750%	2/15/28	1,000	971
Simon Property Group LP	2.500%	9/1/20	1,050	1,035
Simon Property Group LP	4.375%	3/1/21	8,489	8,745
Simon Property Group LP	2.500%	7/15/21	6,915	6,759
Simon Property Group LP	4.125%	12/1/21	6,733	6,892
Simon Property Group LP	2.350%	1/30/22	6,250	6,024
Simon Property Group LP	3.375%	3/15/22	2,825	2,822
Simon Property Group LP	2.625%	6/15/22	8,000	7,752
Simon Property Group LP	2.750%	2/1/23	6,335	6,132
Simon Property Group LP	2.750%	6/1/23	9,359	9,015
Simon Property Group LP	3.750%	2/1/24	6,014	6,010
Simon Property Group LP	3.375%	10/1/24	647	632
Simon Property Group LP	3.500%	9/1/25	3,640	3,553
Simon Property Group LP	3.300%	1/15/26	8,069	7,737
Simon Property Group LP	3.250%	11/30/26	4,425	4,203
Simon Property Group LP	3.375%	6/15/27	15,775	15,123
Simon Property Group LP	3.375%	12/1/27	8,975	8,527
Simon Property Group LP	6.750%	2/1/40	11,668	15,026
Simon Property Group LP	4.750%	3/15/42	1,671	1,746
Simon Property Group LP	4.250%	10/1/44	160	156
Simon Property Group LP	4.250%	11/30/46	9,750	9,436
SL Green Operating Partnership LP	3.250%	10/15/22	4,250	4,133
Spirit Realty LP	4.450%	9/15/26	95	92
STORE Capital Corp.	4.500%	3/15/28	4,800	4,698

51

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tanger Properties LP	3.750%	12/1/24	1,325	1,273
Tanger Properties LP	3.125%	9/1/26	6,100	5,495
Tanger Properties LP	3.875%	7/15/27	10,050	9,462
UDR Inc.	3.700%	10/1/20	6,975	6,996
UDR Inc.	4.625%	1/10/22	11,795	12,092
UDR Inc.	2.950%	9/1/26	8,800	8,071
UDR Inc.	3.500%	7/1/27	3,150	2,983
UDR Inc.	3.500%	1/15/28	6,645	6,309
Ventas Realty LP	3.100%	1/15/23	11,214	10,893
Ventas Realty LP	3.125%	6/15/23	7,580	7,347
Ventas Realty LP	3.750%	5/1/24	2,000	1,971
Ventas Realty LP	3.500%	2/1/25	3,150	3,021
Ventas Realty LP	4.125%	1/15/26	1,015	1,008
Ventas Realty LP	3.250%	10/15/26	800	739
Ventas Realty LP	3.850%	4/1/27	3,875	3,722
Ventas Realty LP	4.000%	3/1/28	13,500	13,051
Ventas Realty LP	5.700%	9/30/43	4,600	5,030
Ventas Realty LP	4.375%	2/1/45	6,730	6,179
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	5,675	5,612
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,825	4,976
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,692	1,726
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,513	10,266
VEREIT Operating Partnership LP	4.125%	6/1/21	700	710
VEREIT Operating Partnership LP	4.600%	2/6/24	5,625	5,635
VEREIT Operating Partnership LP	4.875%	6/1/26	7,670	7,680
VEREIT Operating Partnership LP	3.950%	8/15/27	12,000	11,172
Vornado Realty LP	5.000%	1/15/22	200	208
Vornado Realty LP	3.500%	1/15/25	5,050	4,826
Washington Prime Group LP	3.850%	4/1/20	6,050	5,886
Washington Prime Group LP	5.950%	8/15/24	1,900	1,831
Washington REIT	4.950%	10/1/20	825	845
Washington REIT	3.950%	10/15/22	2,200	2,212
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,253
Weingarten Realty Investors	3.500%	4/15/23	5,250	5,161
Weingarten Realty Investors	4.450%	1/15/24	1,175	1,199
Weingarten Realty Investors	3.850%	6/1/25	600	589
Welltower Inc.	4.950%	1/15/21	7,680	7,920
Welltower Inc.	5.250%	1/15/22	8,376	8,787
Welltower Inc.	3.750%	3/15/23	7,090	7,038
Welltower Inc.	4.500%	1/15/24	125	126
Welltower Inc.	4.000%	6/1/25	17,047	16,747
Welltower Inc.	4.250%	4/1/26	7,224	7,150
Welltower Inc.	4.250%	4/15/28	1,000	982
Welltower Inc.	6.500%	3/15/41	5,107	6,186
Welltower Inc.	5.125%	3/15/43	1,260	1,296
WP Carey Inc.	4.600%	4/1/24	6,201	6,281
WP Carey Inc.	4.000%	2/1/25	1,800	1,750
WP Carey Inc.	4.250%	10/1/26	3,500	3,394
				17,142,032
Industrial (16.5%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	4,550	4,522
Air Products & Chemicals Inc.	2.750%	2/3/23	7,044	6,862
Air Products & Chemicals Inc.	3.350%	7/31/24	7,800	7,743
Airgas Inc.	3.650%	7/15/24	6,925	6,920
Albemarle Corp.	4.150%	12/1/24	5,095	5,143
Albemarle Corp.	5.450%	12/1/44	5,500	5,818
ArcelorMittal	5.125%	6/1/20	3,000	3,079
ArcelorMittal	7.000%	10/15/39	12,040	13,831
ArcelorMittal	6.750%	3/1/41	6,540	7,390
Barrick Gold Corp.	5.250%	4/1/42	8,747	9,100
Barrick North America Finance LLC	4.400%	5/30/21	10,520	10,841
Barrick North America Finance LLC	5.700%	5/30/41	13,897	15,198

52

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barrick North America Finance LLC	5.750%	5/1/43	10,244	11,379
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	17,973	19,971
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	10,683	10,538
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,496	2,561
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,841	11,835
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	26,808	30,132
Braskem Finance Ltd.	6.450%	2/3/24	1,110	1,170
Cabot Corp.	3.700%	7/15/22	1,765	1,750
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,273
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,300	3,382
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	7,303	7,413
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,525	1,525
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	12,000	11,141
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,650	11,338
Domtar Corp.	6.750%	2/15/44	4,900	5,186
Dow Chemical Co.	4.250%	11/15/20	19,431	19,841
Dow Chemical Co.	4.125%	11/15/21	3,744	3,815
Dow Chemical Co.	3.000%	11/15/22	23,960	23,333
Dow Chemical Co.	3.500%	10/1/24	4,266	4,155
Dow Chemical Co.	7.375%	11/1/29	3,299	4,118
Dow Chemical Co.	4.250%	10/1/34	8,386	8,051
Dow Chemical Co.	9.400%	5/15/39	13,402	20,630
Dow Chemical Co.	5.250%	11/15/41	8,843	9,295
Dow Chemical Co.	4.375%	11/15/42	9,514	8,974
Dow Chemical Co.	4.625%	10/1/44	2,965	2,900
Eastman Chemical Co.	5.500%	11/15/19	4,771	4,932
Eastman Chemical Co.	2.700%	1/15/20	14,966	14,876
Eastman Chemical Co.	4.500%	1/15/21	53	54
Eastman Chemical Co.	3.600%	8/15/22	6,763	6,739
Eastman Chemical Co.	3.800%	3/15/25	2,764	2,732
Eastman Chemical Co.	4.800%	9/1/42	7,224	7,111
Eastman Chemical Co.	4.650%	10/15/44	5,000	4,895
Ecolab Inc.	2.250%	1/12/20	3,243	3,203
Ecolab Inc.	4.350%	12/8/21	3,691	3,811
Ecolab Inc.	2.375%	8/10/22	11,695	11,260
Ecolab Inc.	3.250%	1/14/23	4,815	4,762
Ecolab Inc.	2.700%	11/1/26	6,613	6,113
Ecolab Inc.	3.250%	12/1/27	6,100	5,833
Ecolab Inc.	5.500%	12/8/41	1,383	1,624
Ecolab Inc.	3.950%	12/1/47	11,065	10,580
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,372	5,514
EI du Pont de Nemours & Co.	2.200%	5/1/20	18,083	17,839
EI du Pont de Nemours & Co.	3.625%	1/15/21	15,175	15,370
EI du Pont de Nemours & Co.	4.250%	4/1/21	3,880	3,992
EI du Pont de Nemours & Co.	2.800%	2/15/23	16,330	15,824
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,100	1,309
EI du Pont de Nemours & Co.	4.900%	1/15/41	8,198	8,423
EI du Pont de Nemours & Co.	4.150%	2/15/43	7,800	7,318
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,965	1,975
Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,820	8,133
FMC Corp.	3.950%	2/1/22	1,795	1,800
FMC Corp.	4.100%	2/1/24	11,210	11,214
Georgia-Pacific LLC	8.000%	1/15/24	7,204	8,680
Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,985
Georgia-Pacific LLC	7.750%	11/15/29	3,268	4,376
Georgia-Pacific LLC	8.875%	5/15/31	4,665	6,818
Goldcorp Inc.	3.625%	6/9/21	2,215	2,212
Goldcorp Inc.	3.700%	3/15/23	10,760	10,585
Goldcorp Inc.	5.450%	6/9/44	6,815	7,038
International Flavors & Fragrances Inc.	3.200%	5/1/23	2,160	2,115
International Flavors & Fragrances Inc.	4.375%	6/1/47	5,200	4,683
International Paper Co.	7.500%	8/15/21	8,835	9,840
International Paper Co.	3.650%	6/15/24	7,948	7,838
International Paper Co.	3.800%	1/15/26	1,700	1,650

53

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Paper Co.	3.000%	2/15/27	19,414	17,564
International Paper Co.	5.000%	9/15/35	3,925	3,966
International Paper Co.	7.300%	11/15/39	4,858	6,100
International Paper Co.	6.000%	11/15/41	2,250	2,505
International Paper Co.	4.800%	6/15/44	15,971	15,447
International Paper Co.	5.150%	5/15/46	12,202	12,349
International Paper Co.	4.400%	8/15/47	14,434	13,096
International Paper Co.	4.350%	8/15/48	5,450	4,911
Kinross Gold Corp.	5.125%	9/1/21	515	527
Kinross Gold Corp.	5.950%	3/15/24	4,132	4,240
Lubrizol Corp.	6.500%	10/1/34	5,900	7,774
LYB International Finance BV	4.000%	7/15/23	3,749	3,753
LYB International Finance BV	5.250%	7/15/43	2,087	2,168
LYB International Finance BV	4.875%	3/15/44	14,570	14,436
LYB International Finance II BV	3.500%	3/2/27	10,920	10,224
LyondellBasell Industries NV	6.000%	11/15/21	19,150	20,491
LyondellBasell Industries NV	5.750%	4/15/24	6,700	7,244
LyondellBasell Industries NV	4.625%	2/26/55	12,217	11,167
Meadwestvaco Corp.	7.950%	2/15/31	5,268	6,879
Methanex Corp.	3.250%	12/15/19	7,800	7,768
Methanex Corp.	4.250%	12/1/24	365	357
Methanex Corp.	5.650%	12/1/44	3,760	3,645
Monsanto Co.	2.125%	7/15/19	4,450	4,406
Monsanto Co.	2.750%	7/15/21	13,910	13,563
Monsanto Co.	2.200%	7/15/22	7,580	7,127
Monsanto Co.	3.375%	7/15/24	675	646
Monsanto Co.	2.850%	4/15/25	2,575	2,332
Monsanto Co.	5.500%	8/15/25	2,353	2,515
Monsanto Co.	4.200%	7/15/34	9,025	8,206
Monsanto Co.	3.600%	7/15/42	6,341	5,191
Monsanto Co.	4.650%	11/15/43	1,775	1,701
Monsanto Co.	3.950%	4/15/45	8,500	7,370
Monsanto Co.	4.700%	7/15/64	9,860	8,586
Mosaic Co.	3.750%	11/15/21	6,165	6,158
Mosaic Co.	3.250%	11/15/22	10,140	9,849
Mosaic Co.	4.250%	11/15/23	15,332	15,432
Mosaic Co.	4.050%	11/15/27	8,000	7,623
Mosaic Co.	5.450%	11/15/33	3,252	3,287
Mosaic Co.	4.875%	11/15/41	2,468	2,239
Mosaic Co.	5.625%	11/15/43	581	580
Newmont Mining Corp.	5.125%	10/1/19	1,995	2,039
Newmont Mining Corp.	3.500%	3/15/22	500	497
Newmont Mining Corp.	5.875%	4/1/35	2,155	2,468
Newmont Mining Corp.	6.250%	10/1/39	11,278	13,031
Newmont Mining Corp.	4.875%	3/15/42	8,908	8,928
Nucor Corp.	4.125%	9/15/22	202	207
Nucor Corp.	4.000%	8/1/23	11,195	11,394
Nucor Corp.	6.400%	12/1/37	10,358	12,794
Nucor Corp.	5.200%	8/1/43	13,675	15,059
Nucor Corp.	4.400%	5/1/48	6,550	6,442
Nutrien Ltd.	4.875%	3/30/20	6,753	6,888
Nutrien Ltd.	3.150%	10/1/22	3,571	3,478
Nutrien Ltd.	3.500%	6/1/23	15,685	15,350
Nutrien Ltd.	3.625%	3/15/24	5,525	5,373
Nutrien Ltd.	3.375%	3/15/25	7,125	6,683
Nutrien Ltd.	3.000%	4/1/25	9,096	8,327
Nutrien Ltd.	4.000%	12/15/26	5,100	4,907
Nutrien Ltd.	4.125%	3/15/35	6,700	6,207
Nutrien Ltd.	5.875%	12/1/36	825	940
Nutrien Ltd.	5.625%	12/1/40	4,663	5,161
Nutrien Ltd.	6.125%	1/15/41	7,356	8,458
Nutrien Ltd.	4.900%	6/1/43	3,600	3,560
Nutrien Ltd.	5.250%	1/15/45	21,967	22,709
Packaging Corp. of America	3.900%	6/15/22	6,015	6,076

54

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Packaging Corp. of America	4.500%	11/1/23	18,982	19,633
Packaging Corp. of America	3.650%	9/15/24	4,882	4,817
Packaging Corp. of America	3.400%	12/15/27	4,000	3,771
Placer Dome Inc.	6.450%	10/15/35	2,175	2,579
PPG Industries Inc.	2.300%	11/15/19	9,973	9,894
PPG Industries Inc.	3.600%	11/15/20	4,850	4,900
PPG Industries Inc.	3.200%	3/15/23	22	22
Praxair Inc.	4.500%	8/15/19	2,740	2,792
Praxair Inc.	2.250%	9/24/20	1,700	1,673
Praxair Inc.	3.000%	9/1/21	5,870	5,841
Praxair Inc.	2.450%	2/15/22	20,415	19,887
Praxair Inc.	2.200%	8/15/22	5,769	5,526
Praxair Inc.	2.700%	2/21/23	2,250	2,188
Praxair Inc.	2.650%	2/5/25	4,875	4,606
Praxair Inc.	3.200%	1/30/26	4,850	4,733
Praxair Inc.	3.550%	11/7/42	2,200	2,053
Rayonier Inc.	3.750%	4/1/22	2,875	2,861
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,370	5,478
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,524	11,136
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	22,065	22,150
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,409	9,358
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,156	14,847
Rio Tinto Finance USA plc	4.750%	3/22/42	4,518	4,826
Rio Tinto Finance USA plc	4.125%	8/21/42	9,425	9,266
Rohm & Haas Co.	7.850%	7/15/29	2,965	3,804
RPM International Inc.	6.125%	10/15/19	2,743	2,843
RPM International Inc.	3.450%	11/15/22	4,560	4,492
RPM International Inc.	3.750%	3/15/27	4,275	4,077
RPM International Inc.	5.250%	6/1/45	3,792	3,953
RPM International Inc.	4.250%	1/15/48	7,500	6,807
Sherwin-Williams Co.	2.250%	5/15/20	5,685	5,586
Sherwin-Williams Co.	4.200%	1/15/22	475	483
Sherwin-Williams Co.	2.750%	6/1/22	7,717	7,471
Sherwin-Williams Co.	3.125%	6/1/24	2,450	2,340
Sherwin-Williams Co.	3.450%	8/1/25	9,494	9,126
Sherwin-Williams Co.	3.950%	1/15/26	8,650	8,579
Sherwin-Williams Co.	3.450%	6/1/27	25,285	23,893
Sherwin-Williams Co.	4.000%	12/15/42	2,000	1,768
Sherwin-Williams Co.	4.550%	8/1/45	2,934	2,823
Sherwin-Williams Co.	4.500%	6/1/47	4,070	3,898
Southern Copper Corp.	5.375%	4/16/20	1,588	1,645
Southern Copper Corp.	3.500%	11/8/22	7,850	7,703
Southern Copper Corp.	3.875%	4/23/25	1,233	1,213
Southern Copper Corp.	7.500%	7/27/35	5,444	6,606
Southern Copper Corp.	6.750%	4/16/40	2,212	2,558
Southern Copper Corp.	5.250%	11/8/42	16,005	15,770
Southern Copper Corp.	5.875%	4/23/45	32,715	34,767
Vale Canada Ltd.	7.200%	9/15/32	1,475	1,617
Vale Overseas Ltd.	5.875%	6/10/21	17,700	18,696
Vale Overseas Ltd.	4.375%	1/11/22	19,002	19,263
Vale Overseas Ltd.	6.250%	8/10/26	11,600	12,557
Vale Overseas Ltd.	8.250%	1/17/34	2,312	2,881
Vale Overseas Ltd.	6.875%	11/21/36	19,059	21,322
Vale Overseas Ltd.	6.875%	11/10/39	14,114	15,984
Vale SA	5.625%	9/11/42	8,478	8,595
Westlake Chemical Corp.	3.600%	8/15/26	20,545	19,437
Westlake Chemical Corp.	5.000%	8/15/46	12,863	12,958
9 WestRock Co.	3.000%	9/15/24	4,000	3,773
9 WestRock Co.	3.750%	3/15/25	8,600	8,417
9 WestRock Co.	3.375%	9/15/27	4,575	4,297
9 WestRock Co.	4.000%	3/15/28	8,700	8,574
Westrock MWV LLC	8.200%	1/15/30	5,073	6,701
WestRock RKT Co.	3.500%	3/1/20	3,550	3,557
WestRock RKT Co.	4.900%	3/1/22	3,740	3,900

55

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weyerhaeuser Co.	7.375%	10/1/19	8,351	8,773
Weyerhaeuser Co.	4.700%	3/15/21	3,605	3,719
Weyerhaeuser Co.	4.625%	9/15/23	5,550	5,758
Weyerhaeuser Co.	8.500%	1/15/25	2,350	2,889
Weyerhaeuser Co.	7.375%	3/15/32	8,218	10,442
Weyerhaeuser Co.	6.875%	12/15/33	3,275	3,988
Yamana Gold Inc.	4.950%	7/15/24	2,105	2,102
Yamana Gold Inc.	4.625%	12/15/27	5,700	5,465
Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	5,215	5,118
3M Co.	1.625%	9/19/21	2,600	2,489
3M Co.	2.250%	3/15/23	3,350	3,213
3M Co.	3.000%	8/7/25	2,350	2,284
3M Co.	2.250%	9/19/26	9,355	8,472
3M Co.	2.875%	10/15/27	7,000	6,613
3M Co.	3.125%	9/19/46	5,080	4,357
3M Co.	3.625%	10/15/47	5,850	5,517
ABB Finance USA Inc.	2.800%	4/3/20	2,630	2,626
ABB Finance USA Inc.	2.875%	5/8/22	3,668	3,595
ABB Finance USA Inc.	3.375%	4/3/23	260	260
ABB Finance USA Inc.	3.800%	4/3/28	2,150	2,163
ABB Finance USA Inc.	4.375%	5/8/42	1,758	1,790
Allegion US Holding Co. Inc.	3.200%	10/1/24	1,100	1,038
Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	4,708
Bemis Co. Inc.	3.100%	9/15/26	3,803	3,499
Boeing Capital Corp.	4.700%	10/27/19	6,025	6,177
Boeing Co.	4.875%	2/15/20	14,065	14,490
Boeing Co.	1.650%	10/30/20	1,830	1,776
Boeing Co.	8.750%	8/15/21	1,260	1,466
Boeing Co.	2.350%	10/30/21	8,695	8,543
Boeing Co.	2.125%	3/1/22	4,012	3,891
Boeing Co.	2.800%	3/1/23	3,800	3,734
Boeing Co.	1.875%	6/15/23	18,790	17,623
Boeing Co.	2.850%	10/30/24	7,483	7,233
Boeing Co.	2.500%	3/1/25	2,831	2,653
Boeing Co.	7.250%	6/15/25	675	826
Boeing Co.	2.600%	10/30/25	2,950	2,777
Boeing Co.	2.250%	6/15/26	1,354	1,233
Boeing Co.	2.800%	3/1/27	1,925	1,812
Boeing Co.	3.250%	3/1/28	3,405	3,315
Boeing Co.	6.125%	2/15/33	4,397	5,498
Boeing Co.	3.300%	3/1/35	4,350	4,078
Boeing Co.	6.625%	2/15/38	2,305	3,069
Boeing Co.	3.550%	3/1/38	3,450	3,335
Boeing Co.	6.875%	3/15/39	8,778	12,198
Boeing Co.	5.875%	2/15/40	3,262	4,097
Boeing Co.	3.375%	6/15/46	8,364	7,553
Boeing Co.	3.650%	3/1/47	1,150	1,085
Boeing Co.	3.625%	3/1/48	3,925	3,670
Carlisle Cos. Inc.	3.750%	11/15/22	3,205	3,201
Carlisle Cos. Inc.	3.500%	12/1/24	1,700	1,638
Carlisle Cos. Inc.	3.750%	12/1/27	4,025	3,820
Caterpillar Financial Services Corp.	2.000%	11/29/19	8,050	7,962
Caterpillar Financial Services Corp.	2.250%	12/1/19	4,740	4,697
Caterpillar Financial Services Corp.	2.100%	1/10/20	956	945
Caterpillar Financial Services Corp.	2.000%	3/5/20	4,310	4,247
Caterpillar Financial Services Corp.	1.850%	9/4/20	10,150	9,903
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,950	2,904
Caterpillar Financial Services Corp.	2.900%	3/15/21	5,170	5,137
Caterpillar Financial Services Corp.	1.700%	8/9/21	27,891	26,685
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,358
Caterpillar Financial Services Corp.	1.931%	10/1/21	3,500	3,364
Caterpillar Financial Services Corp.	2.850%	6/1/22	875	865

56

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	2.400%	6/6/22	12,800	12,405
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,335	8,073
Caterpillar Financial Services Corp.	3.450%	5/15/23	6,010	6,028
Caterpillar Financial Services Corp.	3.750%	11/24/23	3,100	3,146
Caterpillar Financial Services Corp.	3.300%	6/9/24	5,000	4,959
Caterpillar Financial Services Corp.	3.250%	12/1/24	10,537	10,355
Caterpillar Financial Services Corp.	2.400%	8/9/26	5,350	4,896
Caterpillar Inc.	3.900%	5/27/21	12,416	12,694
Caterpillar Inc.	2.600%	6/26/22	10,000	9,754
Caterpillar Inc.	3.400%	5/15/24	24,091	23,998
Caterpillar Inc.	5.300%	9/15/35	3,500	3,991
Caterpillar Inc.	6.050%	8/15/36	9,007	11,236
Caterpillar Inc.	5.200%	5/27/41	10,360	11,856
Caterpillar Inc.	3.803%	8/15/42	19,145	18,276
Caterpillar Inc.	4.300%	5/15/44	10,153	10,440
Caterpillar Inc.	4.750%	5/15/64	3,675	3,786
CNH Industrial Capital LLC	4.375%	11/6/20	2,085	2,090
CNH Industrial Capital LLC	4.375%	4/5/22	4,100	4,141
CNH Industrial NV	3.850%	11/15/27	10,565	9,825
Crane Co.	4.450%	12/15/23	6,450	6,650
Crane Co.	4.200%	3/15/48	7,000	6,648
CRH America Inc.	5.750%	1/15/21	2,975	3,123
Deere & Co.	4.375%	10/16/19	7,424	7,570
Deere & Co.	2.600%	6/8/22	29,298	28,608
Deere & Co.	5.375%	10/16/29	10,562	12,018
Deere & Co.	8.100%	5/15/30	5,517	7,501
Deere & Co.	7.125%	3/3/31	325	421
Deere & Co.	3.900%	6/9/42	6,170	6,019
Dover Corp.	4.300%	3/1/21	150	154
Dover Corp.	3.150%	11/15/25	7,640	7,339
Dover Corp.	5.375%	10/15/35	2,700	3,044
Dover Corp.	6.600%	3/15/38	3,115	3,949
Dover Corp.	5.375%	3/1/41	4,109	4,686
Eagle Materials Inc.	4.500%	8/1/26	1,200	1,200
Eaton Corp.	2.750%	11/2/22	15,004	14,571
Eaton Corp.	3.103%	9/15/27	10,350	9,660
Eaton Corp.	4.000%	11/2/32	9,529	9,460
Eaton Corp.	4.150%	11/2/42	612	590
Eaton Corp.	3.915%	9/15/47	4,225	3,933
Embraer Netherlands Finance BV	5.050%	6/15/25	8,655	8,768
Embraer Netherlands Finance BV	5.400%	2/1/27	7,300	7,549
9 Embraer Overseas Ltd.	5.696%	9/16/23	5,630	5,885
Embraer SA	5.150%	6/15/22	1,200	1,239
Emerson Electric Co.	4.875%	10/15/19	3,595	3,685
Emerson Electric Co.	4.250%	11/15/20	745	763
Emerson Electric Co.	2.625%	12/1/21	15,700	15,368
Emerson Electric Co.	2.625%	2/15/23	3,200	3,093
Emerson Electric Co.	3.150%	6/1/25	4,100	3,996
FLIR Systems Inc.	3.125%	6/15/21	1,600	1,584
Flowserve Corp.	3.500%	9/15/22	16,830	16,499
Flowserve Corp.	4.000%	11/15/23	4,225	4,190
Fortive Corp.	2.350%	6/15/21	9,845	9,550
Fortive Corp.	3.150%	6/15/26	6,089	5,654
Fortive Corp.	4.300%	6/15/46	9,425	8,831
Fortune Brands Home & Security Inc.	3.000%	6/15/20	1,930	1,914
Fortune Brands Home & Security Inc.	4.000%	6/15/25	8,975	8,971
General Dynamics Corp.	2.875%	5/11/20	5,135	5,130
General Dynamics Corp.	3.000%	5/11/21	13,485	13,439
General Dynamics Corp.	3.875%	7/15/21	3,769	3,849
General Dynamics Corp.	2.250%	11/15/22	8,065	7,725
General Dynamics Corp.	3.375%	5/15/23	19,155	19,190
General Dynamics Corp.	1.875%	8/15/23	23,390	21,735
General Dynamics Corp.	2.375%	11/15/24	8,650	8,102
General Dynamics Corp.	3.500%	5/15/25	15,385	15,360

57

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Dynamics Corp.	2.125%	8/15/26	3,200	2,871
General Dynamics Corp.	2.625%	11/15/27	10,629	9,790
General Dynamics Corp.	3.750%	5/15/28	29,785	29,988
General Dynamics Corp.	3.600%	11/15/42	3,893	3,692
General Electric Co.	6.000%	8/7/19	14,000	14,432
General Electric Co.	2.100%	12/11/19	1,241	1,229
General Electric Co.	5.500%	1/8/20	11,799	12,216
General Electric Co.	2.200%	1/9/20	18,031	17,810
General Electric Co.	5.550%	5/4/20	20,701	21,559
General Electric Co.	4.375%	9/16/20	18,783	19,291
General Electric Co.	4.625%	1/7/21	16,914	17,444
General Electric Co.	5.300%	2/11/21	12,528	13,086
General Electric Co.	4.650%	10/17/21	17,410	18,089
General Electric Co.	3.150%	9/7/22	4,743	4,668
General Electric Co.	2.700%	10/9/22	37,174	35,814
General Electric Co.	3.100%	1/9/23	17,645	17,271
General Electric Co.	3.375%	3/11/24	4,875	4,772
General Electric Co.	3.450%	5/15/24	555	540
General Electric Co.	6.750%	3/15/32	29,852	36,502
General Electric Co.	7.500%	8/21/35	100	133
General Electric Co.	6.150%	8/7/37	9,368	10,923
General Electric Co.	5.875%	1/14/38	34,003	38,412
General Electric Co.	6.875%	1/10/39	26,974	34,020
General Electric Co.	4.125%	10/9/42	26,174	24,228
General Electric Co.	4.500%	3/11/44	24,261	23,759
Harris Corp.	2.700%	4/27/20	2,540	2,512
Harris Corp.	3.832%	4/27/25	9,780	9,581
Harris Corp.	4.854%	4/27/35	4,275	4,387
Harris Corp.	6.150%	12/15/40	7,578	8,988
Harris Corp.	5.054%	4/27/45	10,906	11,324
Hexcel Corp.	4.700%	8/15/25	1,400	1,439
Honeywell International Inc.	1.400%	10/30/19	1,825	1,790
Honeywell International Inc.	1.800%	10/30/19	7,650	7,546
Honeywell International Inc.	4.250%	3/1/21	8,025	8,266
Honeywell International Inc.	1.850%	11/1/21	18,300	17,451
Honeywell International Inc.	3.350%	12/1/23	5,160	5,154
Honeywell International Inc.	2.500%	11/1/26	5,675	5,242
Honeywell International Inc.	5.700%	3/15/36	5,224	6,450
Honeywell International Inc.	5.700%	3/15/37	9,056	11,058
Honeywell International Inc.	5.375%	3/1/41	6,350	7,518
Hubbell Inc.	3.350%	3/1/26	4,851	4,643
Hubbell Inc.	3.150%	8/15/27	3,200	2,978
Hubbell Inc.	3.500%	2/15/28	12,120	11,587
Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,711	9,177
Illinois Tool Works Inc.	3.375%	9/15/21	265	267
Illinois Tool Works Inc.	3.500%	3/1/24	2,177	2,197
Illinois Tool Works Inc.	2.650%	11/15/26	27,790	25,656
Illinois Tool Works Inc.	4.875%	9/15/41	4,670	5,245
Illinois Tool Works Inc.	3.900%	9/1/42	18,634	18,287
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,477
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	13,700	14,099
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	5,100	5,898
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,300	1,239
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	5,875	5,817
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	3,060	3,013
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	5,270	5,407
John Deere Capital Corp.	1.250%	10/9/19	15,100	14,812
John Deere Capital Corp.	1.700%	1/15/20	5,635	5,536
John Deere Capital Corp.	2.050%	3/10/20	5,486	5,403
John Deere Capital Corp.	2.200%	3/13/20	2,060	2,034
John Deere Capital Corp.	1.950%	6/22/20	2,465	2,409
John Deere Capital Corp.	2.375%	7/14/20	1,250	1,233
John Deere Capital Corp.	2.450%	9/11/20	4,000	3,944
John Deere Capital Corp.	2.550%	1/8/21	200	197

58

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
John Deere Capital Corp.	2.800%	3/4/21	6,800	6,739
John Deere Capital Corp.	2.875%	3/12/21	5,500	5,469
John Deere Capital Corp.	3.900%	7/12/21	5,953	6,079
John Deere Capital Corp.	3.150%	10/15/21	7,849	7,838
John Deere Capital Corp.	2.650%	1/6/22	3,500	3,429
John Deere Capital Corp.	2.750%	3/15/22	1,445	1,421
John Deere Capital Corp.	2.150%	9/8/22	14,650	13,918
John Deere Capital Corp.	2.700%	1/6/23	1,000	975
John Deere Capital Corp.	2.800%	1/27/23	2,160	2,103
John Deere Capital Corp.	2.800%	3/6/23	12,608	12,292
John Deere Capital Corp.	3.450%	6/7/23	800	801
John Deere Capital Corp.	3.350%	6/12/24	17,650	17,428
John Deere Capital Corp.	2.650%	6/24/24	1,875	1,781
John Deere Capital Corp.	3.450%	3/13/25	5,625	5,598
John Deere Capital Corp.	3.400%	9/11/25	2,710	2,673
John Deere Capital Corp.	2.650%	6/10/26	2,229	2,073
John Deere Capital Corp.	2.800%	9/8/27	7,400	6,882
John Deere Capital Corp.	3.050%	1/6/28	10,800	10,261
Johnson Controls International plc	5.000%	3/30/20	16,517	17,009
Johnson Controls International plc	4.250%	3/1/21	700	716
Johnson Controls International plc	3.750%	12/1/21	50	50
Johnson Controls International plc	3.900%	2/14/26	11,282	11,152
Johnson Controls International plc	6.000%	1/15/36	1,970	2,282
Johnson Controls International plc	5.700%	3/1/41	1,300	1,412
Johnson Controls International plc	4.625%	7/2/44	1,422	1,430
Johnson Controls International plc	5.125%	9/14/45	10,247	10,657
Johnson Controls International plc	4.500%	2/15/47	7,850	7,582
Johnson Controls International plc	4.950%	7/2/64	5,795	5,525
Kennametal Inc.	2.650%	11/1/19	3,800	3,800
Kennametal Inc.	3.875%	2/15/22	2,575	2,560
Kennametal Inc.	4.625%	6/15/28	8,800	8,709
L3 Technologies Inc.	4.950%	2/15/21	11,420	11,734
L3 Technologies Inc.	3.850%	6/15/23	4,325	4,315
L3 Technologies Inc.	3.950%	5/28/24	3,471	3,427
L3 Technologies Inc.	3.850%	12/15/26	1,910	1,840
L3 Technologies Inc.	4.400%	6/15/28	9,860	9,800
Lafarge SA	7.125%	7/15/36	4,810	6,019
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,507
Leggett & Platt Inc.	3.500%	11/15/27	17,075	16,110
Legrand France SA	8.500%	2/15/25	1,850	2,294
Lennox International Inc.	3.000%	11/15/23	1,000	946
Lockheed Martin Corp.	4.250%	11/15/19	6,681	6,805
Lockheed Martin Corp.	2.500%	11/23/20	18,305	18,064
Lockheed Martin Corp.	3.350%	9/15/21	25,428	25,585
Lockheed Martin Corp.	3.100%	1/15/23	10,560	10,422
Lockheed Martin Corp.	2.900%	3/1/25	2,652	2,524
Lockheed Martin Corp.	3.550%	1/15/26	1,658	1,633
Lockheed Martin Corp.	3.600%	3/1/35	7,385	6,865
Lockheed Martin Corp.	4.500%	5/15/36	4,830	4,998
Lockheed Martin Corp.	6.150%	9/1/36	14,199	17,464
Lockheed Martin Corp.	5.720%	6/1/40	5,260	6,196
Lockheed Martin Corp.	4.070%	12/15/42	3,900	3,747
Lockheed Martin Corp.	3.800%	3/1/45	2,957	2,714
Lockheed Martin Corp.	4.700%	5/15/46	14,207	14,932
Lockheed Martin Corp.	4.090%	9/15/52	2,581	2,418
Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	5,926
Martin Marietta Materials Inc.	3.500%	12/15/27	5,500	5,079
Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	8,751
Masco Corp.	4.450%	4/1/25	8,262	8,277
Masco Corp.	4.375%	4/1/26	2,469	2,449
Masco Corp.	3.500%	11/15/27	7,725	7,125
Masco Corp.	6.500%	8/15/32	27	30
Masco Corp.	4.500%	5/15/47	8,250	7,216
Mohawk Industries Inc.	3.850%	2/1/23	12,690	12,785

59

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Northrop Grumman Corp.	5.050%	8/1/19	2,560	2,620
Northrop Grumman Corp.	2.080%	10/15/20	4,950	4,838
Northrop Grumman Corp.	3.500%	3/15/21	8,728	8,805
Northrop Grumman Corp.	2.550%	10/15/22	4,480	4,318
Northrop Grumman Corp.	3.250%	8/1/23	2,092	2,069
Northrop Grumman Corp.	2.930%	1/15/25	15,075	14,292
Northrop Grumman Corp.	3.200%	2/1/27	8,175	7,700
Northrop Grumman Corp.	3.250%	1/15/28	33,920	31,851
Northrop Grumman Corp.	5.050%	11/15/40	6,925	7,502
Northrop Grumman Corp.	4.750%	6/1/43	7,479	7,782
Northrop Grumman Corp.	3.850%	4/15/45	1,704	1,540
Northrop Grumman Corp.	4.030%	10/15/47	4,380	4,088
Northrop Grumman Systems Corp.	7.875%	3/1/26	2,475	3,055
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	498
9 Nvent Finance Sarl	3.950%	4/15/23	2,230	2,208
9 Nvent Finance Sarl	4.550%	4/15/28	6,070	5,994
Oshkosh Corp.	4.600%	5/15/28	3,000	2,996
Owens Corning	4.200%	12/15/22	13,912	13,949
Owens Corning	4.200%	12/1/24	2,190	2,161
Owens Corning	3.400%	8/15/26	5,275	4,804
Owens Corning	7.000%	12/1/36	817	959
Owens Corning	4.300%	7/15/47	5,825	4,768
Owens Corning	4.400%	1/30/48	4,250	3,529
Parker-Hannifin Corp.	3.500%	9/15/22	1,800	1,812
Parker-Hannifin Corp.	3.300%	11/21/24	8,483	8,347
Parker-Hannifin Corp.	3.250%	3/1/27	19,115	18,432
Parker-Hannifin Corp.	4.200%	11/21/34	5,628	5,748
Parker-Hannifin Corp.	6.250%	5/15/38	6,632	8,409
Parker-Hannifin Corp.	4.450%	11/21/44	4,665	4,864
Parker-Hannifin Corp.	4.100%	3/1/47	5,465	5,373
Pentair Finance SA	2.650%	12/1/19	2,204	2,180
Precision Castparts Corp.	2.250%	6/15/20	4,910	4,843
Precision Castparts Corp.	2.500%	1/15/23	15,885	15,352
Precision Castparts Corp.	3.250%	6/15/25	16,032	15,620
Precision Castparts Corp.	3.900%	1/15/43	6,700	6,426
Precision Castparts Corp.	4.375%	6/15/45	6,292	6,593
Raytheon Co.	4.400%	2/15/20	3,021	3,091
Raytheon Co.	3.125%	10/15/20	1,863	1,866
Raytheon Co.	2.500%	12/15/22	13,078	12,689
Raytheon Co.	3.150%	12/15/24	4,625	4,550
Raytheon Co.	7.200%	8/15/27	2,810	3,596
Raytheon Co.	4.875%	10/15/40	1,590	1,792
Raytheon Co.	4.700%	12/15/41	8,700	9,595
Raytheon Co.	4.200%	12/15/44	2,600	2,698
Republic Services Inc.	5.500%	9/15/19	14,365	14,780
Republic Services Inc.	5.000%	3/1/20	7,610	7,840
Republic Services Inc.	5.250%	11/15/21	11,497	12,189
Republic Services Inc.	3.550%	6/1/22	5,243	5,263
Republic Services Inc.	4.750%	5/15/23	2,675	2,803
Republic Services Inc.	3.200%	3/15/25	7,100	6,839
Republic Services Inc.	2.900%	7/1/26	474	439
Republic Services Inc.	3.375%	11/15/27	285	270
Republic Services Inc.	6.200%	3/1/40	6,078	7,468
Republic Services Inc.	5.700%	5/15/41	13,148	15,384
Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,749
Rockwell Collins Inc.	1.950%	7/15/19	925	915
Rockwell Collins Inc.	5.250%	7/15/19	265	271
Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,321
Rockwell Collins Inc.	2.800%	3/15/22	6,800	6,605
Rockwell Collins Inc.	3.200%	3/15/24	15,575	14,989
Rockwell Collins Inc.	3.500%	3/15/27	13,375	12,683
Rockwell Collins Inc.	4.800%	12/15/43	3,825	3,894
Rockwell Collins Inc.	4.350%	4/15/47	12,975	12,404
Roper Technologies Inc.	6.250%	9/1/19	3,210	3,325

60

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Roper Technologies Inc.	3.000%	12/15/20	2,550	2,535
Roper Technologies Inc.	2.800%	12/15/21	15,446	15,022
Roper Technologies Inc.	3.125%	11/15/22	4,143	4,062
Roper Technologies Inc.	3.850%	12/15/25	1,275	1,254
Roper Technologies Inc.	3.800%	12/15/26	21,235	20,611
Snap-on Inc.	6.125%	9/1/21	3,700	4,019
Snap-on Inc.	3.250%	3/1/27	1,200	1,157
Snap-on Inc.	4.100%	3/1/48	3,700	3,676
Sonoco Products Co.	5.750%	11/1/40	6,350	7,086
Spirit AeroSystems Inc.	3.950%	6/15/23	15,235	15,313
Spirit AeroSystems Inc.	3.850%	6/15/26	9,320	8,955
Spirit AeroSystems Inc.	4.600%	6/15/28	11,715	11,791
Stanley Black & Decker Inc.	3.400%	12/1/21	2,075	2,077
Stanley Black & Decker Inc.	2.900%	11/1/22	5,076	4,982
Stanley Black & Decker Inc.	5.200%	9/1/40	6,133	6,785
Textron Inc.	4.300%	3/1/24	3,725	3,767
Textron Inc.	3.875%	3/1/25	13,545	13,371
Textron Inc.	4.000%	3/15/26	11,700	11,549
Textron Inc.	3.650%	3/15/27	20,440	19,531
Textron Inc.	3.375%	3/1/28	6,179	5,737
The Timken Co.	3.875%	9/1/24	1,000	980
United Technologies Corp.	1.500%	11/1/19	7,900	7,762
United Technologies Corp.	4.500%	4/15/20	51,153	52,506
United Technologies Corp.	1.900%	5/4/20	15,550	15,243
United Technologies Corp.	1.950%	11/1/21	3,850	3,687
United Technologies Corp.	2.300%	5/4/22	400	384
United Technologies Corp.	3.100%	6/1/22	7,331	7,213
United Technologies Corp.	2.800%	5/4/24	11,750	11,120
United Technologies Corp.	2.650%	11/1/26	3,000	2,706
United Technologies Corp.	6.700%	8/1/28	2,397	2,890
United Technologies Corp.	7.500%	9/15/29	4,596	5,832
United Technologies Corp.	5.400%	5/1/35	7,175	7,753
United Technologies Corp.	6.050%	6/1/36	8,512	9,813
United Technologies Corp.	6.125%	7/15/38	4,696	5,510
United Technologies Corp.	5.700%	4/15/40	10,830	12,247
United Technologies Corp.	4.500%	6/1/42	11,234	11,007
United Technologies Corp.	4.150%	5/15/45	9,325	8,680
United Technologies Corp.	3.750%	11/1/46	4,060	3,545
United Technologies Corp.	4.050%	5/4/47	2,075	1,903
Valmont Industries Inc.	5.000%	10/1/44	9,075	8,558
Valmont Industries Inc.	5.250%	10/1/54	4,600	4,265
Vulcan Materials Co.	4.500%	4/1/25	3,810	3,841
Vulcan Materials Co.	4.500%	6/15/47	8,525	7,730
Wabtec Corp.	3.450%	11/15/26	9,767	8,945
Waste Management Inc.	4.750%	6/30/20	10,314	10,639
Waste Management Inc.	4.600%	3/1/21	9,560	9,870
Waste Management Inc.	2.900%	9/15/22	400	392
Waste Management Inc.	2.400%	5/15/23	12,750	12,115
Waste Management Inc.	3.500%	5/15/24	3,250	3,222
Waste Management Inc.	3.125%	3/1/25	7,395	7,126
Waste Management Inc.	3.150%	11/15/27	13,233	12,464
Waste Management Inc.	3.900%	3/1/35	2,010	1,962
Waste Management Inc.	6.125%	11/30/39	575	700
Waste Management Inc.	4.100%	3/1/45	5,439	5,351
WW Grainger Inc.	4.600%	6/15/45	12,093	12,437
WW Grainger Inc.	3.750%	5/15/46	5,200	4,685
WW Grainger Inc.	4.200%	5/15/47	2,350	2,278
Xylem Inc.	4.875%	10/1/21	110	115
Xylem Inc.	3.250%	11/1/26	3,336	3,147
Xylem Inc.	4.375%	11/1/46	6,310	6,127
Communication (2.4%)
21st Century Fox America Inc.	5.650%	8/15/20	4,701	4,927
21st Century Fox America Inc.	4.500%	2/15/21	7,850	8,065

61

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
21st Century Fox America Inc.	3.000%	9/15/22	12,735	12,462
21st Century Fox America Inc.	3.700%	9/15/24	4,785	4,755
21st Century Fox America Inc.	3.700%	10/15/25	6,775	6,632
21st Century Fox America Inc.	3.375%	11/15/26	6,900	6,612
21st Century Fox America Inc.	6.550%	3/15/33	12,790	15,331
21st Century Fox America Inc.	6.200%	12/15/34	14,391	16,975
21st Century Fox America Inc.	6.400%	12/15/35	18,200	21,860
21st Century Fox America Inc.	8.150%	10/17/36	3,075	4,316
21st Century Fox America Inc.	6.150%	3/1/37	10,073	11,918
21st Century Fox America Inc.	6.900%	8/15/39	7,148	9,117
21st Century Fox America Inc.	6.150%	2/15/41	15,995	19,057
21st Century Fox America Inc.	5.400%	10/1/43	12,150	13,364
21st Century Fox America Inc.	4.750%	9/15/44	12,445	12,614
21st Century Fox America Inc.	4.950%	10/15/45	3,830	4,006
21st Century Fox America Inc.	7.750%	12/1/45	5,160	7,296
Activision Blizzard Inc.	2.300%	9/15/21	17,325	16,739
Activision Blizzard Inc.	3.400%	9/15/26	20,350	19,316
Activision Blizzard Inc.	3.400%	6/15/27	2,950	2,791
Activision Blizzard Inc.	4.500%	6/15/47	4,720	4,549
America Movil SAB de CV	5.000%	10/16/19	7,875	8,051
America Movil SAB de CV	5.000%	3/30/20	12,091	12,395
America Movil SAB de CV	3.125%	7/16/22	36,625	35,959
America Movil SAB de CV	6.375%	3/1/35	17,890	20,941
America Movil SAB de CV	6.125%	11/15/37	4,283	4,988
America Movil SAB de CV	6.125%	3/30/40	15,660	18,397
America Movil SAB de CV	4.375%	7/16/42	12,090	11,786
American Tower Corp.	2.800%	6/1/20	7,359	7,277
American Tower Corp.	5.050%	9/1/20	6,745	6,971
American Tower Corp.	3.300%	2/15/21	13,064	13,046
American Tower Corp.	3.450%	9/15/21	14,400	14,346
American Tower Corp.	5.900%	11/1/21	7,295	7,806
American Tower Corp.	2.250%	1/15/22	6,565	6,271
American Tower Corp.	3.500%	1/31/23	18,498	18,201
American Tower Corp.	5.000%	2/15/24	11,886	12,349
American Tower Corp.	4.000%	6/1/25	8,690	8,503
American Tower Corp.	4.400%	2/15/26	1,950	1,944
American Tower Corp.	3.375%	10/15/26	12,780	11,831
American Tower Corp.	3.125%	1/15/27	4,275	3,815
American Tower Corp.	3.550%	7/15/27	7,973	7,412
American Tower Corp.	3.600%	1/15/28	7,385	6,845
AT&T Inc.	5.875%	10/1/19	23,945	24,753
AT&T Inc.	5.200%	3/15/20	17,690	18,275
AT&T Inc.	2.450%	6/30/20	29,184	28,718
AT&T Inc.	4.600%	2/15/21	13,327	13,678
AT&T Inc.	2.800%	2/17/21	4,000	3,935
AT&T Inc.	5.000%	3/1/21	17,946	18,640
AT&T Inc.	4.450%	5/15/21	6,648	6,807
AT&T Inc.	3.875%	8/15/21	2,000	2,018
AT&T Inc.	3.200%	3/1/22	7,919	7,768
AT&T Inc.	3.800%	3/15/22	7,060	7,059
AT&T Inc.	3.000%	6/30/22	36,597	35,505
AT&T Inc.	3.600%	2/17/23	37,310	36,727
AT&T Inc.	3.800%	3/1/24	6,450	6,333
AT&T Inc.	4.450%	4/1/24	7,025	7,098
AT&T Inc.	3.950%	1/15/25	13,435	13,127
AT&T Inc.	3.400%	5/15/25	49,435	46,345
AT&T Inc.	4.125%	2/17/26	19,707	19,238
AT&T Inc.	4.250%	3/1/27	27,865	27,278
9 AT&T Inc.	4.100%	2/15/28	29,342	28,021
9 AT&T Inc.	4.300%	2/15/30	40,446	38,154
AT&T Inc.	8.250%	11/15/31	16,578	21,587
AT&T Inc.	4.500%	5/15/35	21,167	19,558
AT&T Inc.	5.250%	3/1/37	22,000	21,662
9 AT&T Inc.	4.900%	8/15/37	19,250	18,263

62

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	AT&T Inc.	6.350%	3/15/40	11,000	12,012
	AT&T Inc.	6.000%	8/15/40	10,702	11,170
	AT&T Inc.	5.350%	9/1/40	40,418	39,287
	AT&T Inc.	6.375%	3/1/41	9,851	10,755
	AT&T Inc.	5.550%	8/15/41	10,185	10,131
	AT&T Inc.	5.150%	3/15/42	24,394	23,081
	AT&T Inc.	4.300%	12/15/42	19,850	16,903
	AT&T Inc.	4.800%	6/15/44	30,315	27,166
	AT&T Inc.	4.350%	6/15/45	28,925	24,418
	AT&T Inc.	4.750%	5/15/46	36,610	32,427
9	AT&T Inc.	5.150%	11/15/46	52,348	48,940
	AT&T Inc.	5.450%	3/1/47	30,136	29,657
	AT&T Inc.	4.500%	3/9/48	32,335	27,835
	AT&T Inc.	4.550%	3/9/49	16,592	14,331
9	AT&T Inc.	5.150%	2/15/50	20,000	18,600
	AT&T Inc.	5.700%	3/1/57	5,175	5,126
9	AT&T Inc.	5.300%	8/15/58	7,400	6,884
	Bell Canada Inc.	4.464%	4/1/48	8,675	8,542
	British Telecommunications plc	9.625%	12/15/30	29,078	41,509
	CBS Corp.	2.300%	8/15/19	6,610	6,553
	CBS Corp.	4.300%	2/15/21	5,550	5,661
	CBS Corp.	3.375%	3/1/22	7,037	6,949
	CBS Corp.	2.500%	2/15/23	12,725	11,946
9	CBS Corp.	2.900%	6/1/23	4,475	4,268
	CBS Corp.	3.700%	8/15/24	3,775	3,668
	CBS Corp.	3.500%	1/15/25	3,853	3,678
	CBS Corp.	4.000%	1/15/26	8,574	8,336
	CBS Corp.	2.900%	1/15/27	9,800	8,714
	CBS Corp.	3.375%	2/15/28	7,525	6,698
9	CBS Corp.	3.700%	6/1/28	6,200	5,771
	CBS Corp.	7.875%	7/30/30	2,339	2,896
	CBS Corp.	5.500%	5/15/33	668	690
	CBS Corp.	5.900%	10/15/40	3,150	3,418
	CBS Corp.	4.850%	7/1/42	8,986	8,560
	CBS Corp.	4.900%	8/15/44	10,454	10,011
	CBS Corp.	4.600%	1/15/45	7,266	6,713
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	11,377	11,243
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.579%	7/23/20	28,110	28,030
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.464%	7/23/22	32,505	32,746
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.500%	2/1/24	8,625	8,636
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.908%	7/23/25	49,060	49,529
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	3.750%	2/15/28	12,230	11,058
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	4.200%	3/15/28	12,775	11,988
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.384%	10/23/35	24,274	25,326
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	4/1/38	10,775	10,206
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.484%	10/23/45	38,206	40,135
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.375%	5/1/47	27,421	24,931
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	5.750%	4/1/48	17,795	17,137
	Charter Communications Operating LLC / Charter
	Communications Operating Capital	6.834%	10/23/55	4,950	5,314
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,310	8,984
	Comcast Corp.	5.700%	7/1/19	7,180	7,365
	Comcast Corp.	5.150%	3/1/20	9,418	9,726

63

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	3.125%	7/15/22	14,232	13,968
Comcast Corp.	2.850%	1/15/23	1,977	1,910
Comcast Corp.	2.750%	3/1/23	21,014	20,198
Comcast Corp.	3.000%	2/1/24	24,288	23,222
Comcast Corp.	3.600%	3/1/24	1,826	1,796
Comcast Corp.	3.375%	2/15/25	9,532	9,158
Comcast Corp.	3.375%	8/15/25	15,929	15,197
Comcast Corp.	3.150%	3/1/26	23,995	22,514
Comcast Corp.	2.350%	1/15/27	22,310	19,424
Comcast Corp.	3.300%	2/1/27	19,499	18,317
Comcast Corp.	3.150%	2/15/28	17,980	16,627
Comcast Corp.	3.550%	5/1/28	10,700	10,214
Comcast Corp.	4.250%	1/15/33	16,387	15,993
Comcast Corp.	7.050%	3/15/33	4,042	5,014
Comcast Corp.	4.200%	8/15/34	13,589	12,933
Comcast Corp.	5.650%	6/15/35	4,371	4,832
Comcast Corp.	4.400%	8/15/35	11,866	11,535
Comcast Corp.	6.500%	11/15/35	17,505	20,782
Comcast Corp.	3.200%	7/15/36	11,020	9,158
Comcast Corp.	6.450%	3/15/37	11,444	13,617
Comcast Corp.	6.950%	8/15/37	14,889	18,652
Comcast Corp.	3.900%	3/1/38	9,375	8,544
Comcast Corp.	6.400%	5/15/38	9,747	11,551
Comcast Corp.	6.400%	3/1/40	870	1,033
Comcast Corp.	4.650%	7/15/42	26,072	25,237
Comcast Corp.	4.500%	1/15/43	6,286	5,922
Comcast Corp.	4.600%	8/15/45	22,905	21,984
Comcast Corp.	3.400%	7/15/46	15,114	12,256
Comcast Corp.	4.000%	8/15/47	8,002	7,047
Comcast Corp.	3.969%	11/1/47	21,425	18,826
Comcast Corp.	4.000%	3/1/48	11,955	10,504
Comcast Corp.	3.999%	11/1/49	10,661	9,318
Comcast Corp.	4.049%	11/1/52	8,445	7,296
9 Cox Communications Inc.	4.500%	6/30/43	25	21
Crown Castle International Corp.	3.400%	2/15/21	14,805	14,788
Crown Castle International Corp.	2.250%	9/1/21	7,050	6,769
Crown Castle International Corp.	4.875%	4/15/22	7,850	8,096
Crown Castle International Corp.	5.250%	1/15/23	12,819	13,416
Crown Castle International Corp.	3.150%	7/15/23	6,150	5,883
Crown Castle International Corp.	3.200%	9/1/24	8,150	7,693
Crown Castle International Corp.	4.450%	2/15/26	22,665	22,524
Crown Castle International Corp.	3.700%	6/15/26	13,775	12,969
Crown Castle International Corp.	4.000%	3/1/27	3,580	3,431
Crown Castle International Corp.	3.650%	9/1/27	16,903	15,717
Crown Castle International Corp.	3.800%	2/15/28	11,025	10,315
Crown Castle International Corp.	4.750%	5/15/47	3,550	3,347
Deutsche Telekom International Finance BV	6.000%	7/8/19	10,725	11,047
Deutsche Telekom International Finance BV	8.750%	6/15/30	44,258	58,587
Discovery Communications LLC	5.625%	8/15/19	4,298	4,414
Discovery Communications LLC	2.200%	9/20/19	5,112	5,055
9 Discovery Communications LLC	2.750%	11/15/19	5,465	5,431
9 Discovery Communications LLC	2.800%	6/15/20	5,375	5,316
Discovery Communications LLC	4.375%	6/15/21	4,925	5,036
Discovery Communications LLC	3.300%	5/15/22	5,425	5,330
9 Discovery Communications LLC	3.500%	6/15/22	4,075	4,036
Discovery Communications LLC	2.950%	3/20/23	12,957	12,344
Discovery Communications LLC	3.250%	4/1/23	2,750	2,658
Discovery Communications LLC	3.800%	3/13/24	5,000	4,911
9 Discovery Communications LLC	3.900%	11/15/24	7,675	7,550
Discovery Communications LLC	3.450%	3/15/25	7,480	7,085
9 Discovery Communications LLC	3.950%	6/15/25	5,725	5,583
Discovery Communications LLC	4.900%	3/11/26	14,015	14,351
Discovery Communications LLC	3.950%	3/20/28	19,375	18,343
Discovery Communications LLC	5.000%	9/20/37	14,876	14,344

64

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Discovery Communications LLC	6.350%	6/1/40	8,046	8,825
Discovery Communications LLC	4.950%	5/15/42	7,571	7,042
Discovery Communications LLC	4.875%	4/1/43	10,575	9,769
Discovery Communications LLC	5.200%	9/20/47	13,554	13,102
Electronic Arts Inc.	3.700%	3/1/21	9,990	10,077
Electronic Arts Inc.	4.800%	3/1/26	4,040	4,236
Grupo Televisa SAB	6.625%	3/18/25	3,864	4,321
Grupo Televisa SAB	4.625%	1/30/26	2,825	2,826
Grupo Televisa SAB	8.500%	3/11/32	535	677
Grupo Televisa SAB	6.625%	1/15/40	6,468	6,946
Grupo Televisa SAB	5.000%	5/13/45	22,016	19,419
Grupo Televisa SAB	6.125%	1/31/46	4,553	4,685
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,675	5,634
Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,465	7,525
Koninklijke KPN NV	8.375%	10/1/30	6,571	8,599
Moody's Corp.	2.750%	7/15/19	3,496	3,489
Moody's Corp.	5.500%	9/1/20	1,640	1,720
Moody's Corp.	3.250%	6/7/21	3,000	2,994
Moody's Corp.	2.750%	12/15/21	5,825	5,691
Moody's Corp.	4.500%	9/1/22	15,750	16,266
Moody's Corp.	4.875%	2/15/24	7,160	7,519
Moody's Corp.	5.250%	7/15/44	7,025	7,862
NBCUniversal Media LLC	5.150%	4/30/20	18,355	18,963
NBCUniversal Media LLC	4.375%	4/1/21	20,815	21,317
NBCUniversal Media LLC	2.875%	1/15/23	31,334	29,895
NBCUniversal Media LLC	6.400%	4/30/40	13,790	16,401
NBCUniversal Media LLC	5.950%	4/1/41	8,358	9,395
NBCUniversal Media LLC	4.450%	1/15/43	15,002	14,172
Omnicom Group Inc.	6.250%	7/15/19	1,370	1,415
Omnicom Group Inc.	4.450%	8/15/20	17,740	18,163
Omnicom Group Inc.	3.625%	5/1/22	12,643	12,568
Omnicom Group Inc.	3.650%	11/1/24	10,563	10,264
Omnicom Group Inc.	3.600%	4/15/26	10,551	10,089
Orange SA	5.375%	7/8/19	9,559	9,762
Orange SA	1.625%	11/3/19	11,592	11,384
Orange SA	4.125%	9/14/21	24,345	24,895
Orange SA	9.000%	3/1/31	23,750	32,590
Orange SA	5.375%	1/13/42	18,855	20,490
Orange SA	5.500%	2/6/44	871	951
RELX Capital Inc.	3.125%	10/15/22	11,543	11,299
RELX Capital Inc.	3.500%	3/16/23	5,895	5,858
Rogers Communications Inc.	3.000%	3/15/23	7,075	6,913
Rogers Communications Inc.	4.100%	10/1/23	5,646	5,768
Rogers Communications Inc.	3.625%	12/15/25	3,990	3,900
Rogers Communications Inc.	2.900%	11/15/26	5,300	4,897
Rogers Communications Inc.	7.500%	8/15/38	1,698	2,256
Rogers Communications Inc.	4.500%	3/15/43	4,468	4,397
Rogers Communications Inc.	5.450%	10/1/43	1,100	1,206
Rogers Communications Inc.	5.000%	3/15/44	11,448	11,890
Rogers Communications Inc.	4.300%	2/15/48	11,000	10,472
S&P Global Inc.	3.300%	8/14/20	8,805	8,818
S&P Global Inc.	4.000%	6/15/25	7,709	7,738
S&P Global Inc.	4.400%	2/15/26	13,025	13,358
S&P Global Inc.	2.950%	1/22/27	5,480	5,068
S&P Global Inc.	6.550%	11/15/37	4,840	6,127
S&P Global Inc.	4.500%	5/15/48	6,585	6,692
TCI Communications Inc.	7.875%	2/15/26	5,293	6,481
TCI Communications Inc.	7.125%	2/15/28	2,472	3,003
Telefonica Emisiones SAU	5.877%	7/15/19	9,533	9,806
Telefonica Emisiones SAU	5.134%	4/27/20	9,985	10,308
Telefonica Emisiones SAU	5.462%	2/16/21	26,949	28,257
Telefonica Emisiones SAU	4.570%	4/27/23	7,838	8,072
Telefonica Emisiones SAU	4.103%	3/8/27	20,640	19,931
Telefonica Emisiones SAU	7.045%	6/20/36	22,902	27,650

65

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Telefonica Emisiones SAU	4.665%	3/6/38	8,977	8,476
Telefonica Emisiones SAU	5.213%	3/8/47	27,185	26,032
Telefonica Emisiones SAU	4.895%	3/6/48	5,975	5,541
Telefonica Europe BV	8.250%	9/15/30	6,877	8,871
TELUS Corp.	2.800%	2/16/27	8,110	7,430
Thomson Reuters Corp.	4.700%	10/15/19	1,850	1,884
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,018
Thomson Reuters Corp.	4.300%	11/23/23	9,483	9,678
Thomson Reuters Corp.	3.850%	9/29/24	7,200	7,069
Thomson Reuters Corp.	3.350%	5/15/26	5,200	4,795
Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,681
Thomson Reuters Corp.	5.850%	4/15/40	6,145	6,712
Thomson Reuters Corp.	4.500%	5/23/43	1,825	1,686
Thomson Reuters Corp.	5.650%	11/23/43	9,700	10,352
Time Warner Cable LLC	5.000%	2/1/20	17,660	18,032
Time Warner Cable LLC	4.125%	2/15/21	2,887	2,905
Time Warner Cable LLC	4.000%	9/1/21	14,097	14,114
Time Warner Cable LLC	6.550%	5/1/37	14,398	15,152
Time Warner Cable LLC	7.300%	7/1/38	15,778	17,873
Time Warner Cable LLC	6.750%	6/15/39	17,476	18,599
Time Warner Cable LLC	5.875%	11/15/40	18,858	18,396
Time Warner Cable LLC	5.500%	9/1/41	14,378	13,379
Time Warner Cable LLC	4.500%	9/15/42	13,090	10,768
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,013	8,618
Time Warner Inc.	4.875%	3/15/20	17,080	17,519
Time Warner Inc.	4.700%	1/15/21	7,920	8,163
Time Warner Inc.	4.750%	3/29/21	15,290	15,779
Time Warner Inc.	4.000%	1/15/22	3,100	3,137
Time Warner Inc.	3.400%	6/15/22	5,495	5,405
Time Warner Inc.	4.050%	12/15/23	6,400	6,387
Time Warner Inc.	3.550%	6/1/24	7,250	7,003
Time Warner Inc.	3.600%	7/15/25	23,026	21,886
Time Warner Inc.	3.875%	1/15/26	24,980	23,981
Time Warner Inc.	3.800%	2/15/27	15,259	14,443
Time Warner Inc.	6.200%	3/15/40	4,200	4,604
Time Warner Inc.	6.100%	7/15/40	3,725	4,004
Time Warner Inc.	5.375%	10/15/41	8,224	8,102
Time Warner Inc.	4.900%	6/15/42	7,094	6,541
Time Warner Inc.	5.350%	12/15/43	15,615	15,216
Time Warner Inc.	4.650%	6/1/44	14,112	12,522
Verizon Communications Inc.	2.625%	2/21/20	13,970	13,886
Verizon Communications Inc.	3.450%	3/15/21	10,395	10,433
Verizon Communications Inc.	4.600%	4/1/21	14,650	15,163
Verizon Communications Inc.	1.750%	8/15/21	3,050	2,912
Verizon Communications Inc.	3.000%	11/1/21	14,671	14,449
Verizon Communications Inc.	3.500%	11/1/21	19,914	19,991
Verizon Communications Inc.	3.125%	3/16/22	19,925	19,638
Verizon Communications Inc.	2.450%	11/1/22	15,725	15,004
Verizon Communications Inc.	5.150%	9/15/23	66,333	70,606
Verizon Communications Inc.	4.150%	3/15/24	19,560	19,814
Verizon Communications Inc.	3.500%	11/1/24	27,324	26,562
Verizon Communications Inc.	3.376%	2/15/25	45,168	43,418
Verizon Communications Inc.	2.625%	8/15/26	27,725	24,630
Verizon Communications Inc.	4.125%	3/16/27	41,975	41,365
9 Verizon Communications Inc.	4.329%	9/21/28	11,165	11,079
Verizon Communications Inc.	4.500%	8/10/33	39,465	38,216
Verizon Communications Inc.	4.400%	11/1/34	34,188	32,057
Verizon Communications Inc.	4.272%	1/15/36	36,629	33,777
Verizon Communications Inc.	5.250%	3/16/37	37,072	38,092
Verizon Communications Inc.	4.812%	3/15/39	11,960	11,580
Verizon Communications Inc.	4.750%	11/1/41	12,309	11,659
Verizon Communications Inc.	3.850%	11/1/42	13,342	11,161
Verizon Communications Inc.	4.125%	8/15/46	20,407	17,476
Verizon Communications Inc.	4.862%	8/21/46	56,461	53,012

66

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Verizon Communications Inc.	5.500%	3/16/47	16,290	16,961
Verizon Communications Inc.	4.522%	9/15/48	51,418	46,928
Verizon Communications Inc.	5.012%	4/15/49	46,407	45,274
Verizon Communications Inc.	5.012%	8/21/54	58,570	54,964
Verizon Communications Inc.	4.672%	3/15/55	46,771	41,281
Viacom Inc.	5.625%	9/15/19	12,625	12,953
Viacom Inc.	3.875%	12/15/21	4,908	4,897
Viacom Inc.	4.250%	9/1/23	13,476	13,362
Viacom Inc.	3.875%	4/1/24	9,662	9,347
Viacom Inc.	3.450%	10/4/26	8,800	8,039
Viacom Inc.	6.875%	4/30/36	9,214	9,974
Viacom Inc.	4.375%	3/15/43	24,228	20,259
Viacom Inc.	5.850%	9/1/43	10,565	10,595
Vodafone Group plc	4.375%	3/16/21	5,025	5,163
Vodafone Group plc	2.500%	9/26/22	13,284	12,698
Vodafone Group plc	2.950%	2/19/23	17,045	16,454
Vodafone Group plc	3.750%	1/16/24	25,725	25,491
Vodafone Group plc	4.125%	5/30/25	16,550	16,459
Vodafone Group plc	4.375%	5/30/28	36,500	36,004
Vodafone Group plc	7.875%	2/15/30	2,878	3,581
Vodafone Group plc	6.250%	11/30/32	7,500	8,432
Vodafone Group plc	6.150%	2/27/37	12,025	13,209
Vodafone Group plc	5.000%	5/30/38	15,244	14,978
Vodafone Group plc	4.375%	2/19/43	17,074	15,302
Vodafone Group plc	5.250%	5/30/48	33,125	32,921
Walt Disney Co.	0.875%	7/12/19	5,150	5,055
Walt Disney Co.	1.950%	3/4/20	6,175	6,074
Walt Disney Co.	1.800%	6/5/20	8,425	8,237
Walt Disney Co.	2.150%	9/17/20	4,000	3,921
Walt Disney Co.	2.300%	2/12/21	7,941	7,784
Walt Disney Co.	2.750%	8/16/21	9,293	9,166
Walt Disney Co.	2.550%	2/15/22	3,831	3,738
Walt Disney Co.	2.450%	3/4/22	3,200	3,104
Walt Disney Co.	2.350%	12/1/22	7,386	7,082
Walt Disney Co.	3.150%	9/17/25	7,100	6,874
Walt Disney Co.	3.000%	2/13/26	13,925	13,260
Walt Disney Co.	1.850%	7/30/26	28,400	24,767
Walt Disney Co.	7.000%	3/1/32	2,843	3,669
Walt Disney Co.	4.375%	8/16/41	3,835	3,855
Walt Disney Co.	4.125%	12/1/41	12,800	12,382
Walt Disney Co.	3.700%	12/1/42	5,629	5,099
Walt Disney Co.	4.125%	6/1/44	7,001	6,759
Walt Disney Co.	3.000%	7/30/46	2,045	1,603
Warner Media LLC	7.625%	4/15/31	4,500	5,627
WPP Finance 2010	4.750%	11/21/21	14,459	14,876
WPP Finance 2010	3.625%	9/7/22	7,006	6,866
WPP Finance 2010	3.750%	9/19/24	6,415	6,181
WPP Finance 2010	5.125%	9/7/42	225	221
WPP Finance 2010	5.625%	11/15/43	7,375	7,730
Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,480	2,536
Advance Auto Parts Inc.	4.500%	12/1/23	4,771	4,874
Alibaba Group Holding Ltd.	2.500%	11/28/19	23,600	23,424
Alibaba Group Holding Ltd.	3.125%	11/28/21	7,440	7,363
Alibaba Group Holding Ltd.	2.800%	6/6/23	7,900	7,637
Alibaba Group Holding Ltd.	3.600%	11/28/24	19,119	18,809
Alibaba Group Holding Ltd.	3.400%	12/6/27	29,250	27,234
Alibaba Group Holding Ltd.	4.500%	11/28/34	7,010	6,995
Alibaba Group Holding Ltd.	4.000%	12/6/37	5,550	5,134
Alibaba Group Holding Ltd.	4.200%	12/6/47	9,800	8,938
Alibaba Group Holding Ltd.	4.400%	12/6/57	9,475	8,673
Amazon.com Inc.	2.600%	12/5/19	17,227	17,213
Amazon.com Inc.	1.900%	8/21/20	12,125	11,872

67

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Amazon.com Inc.	3.300%	12/5/21	12,624	12,720
Amazon.com Inc.	2.500%	11/29/22	8,083	7,854
Amazon.com Inc.	2.400%	2/22/23	14,550	14,014
Amazon.com Inc.	2.800%	8/22/24	16,768	16,002
Amazon.com Inc.	3.800%	12/5/24	6,046	6,166
Amazon.com Inc.	5.200%	12/3/25	11,755	12,975
Amazon.com Inc.	3.150%	8/22/27	31,500	30,104
Amazon.com Inc.	4.800%	12/5/34	17,930	19,574
Amazon.com Inc.	3.875%	8/22/37	22,190	21,644
Amazon.com Inc.	4.950%	12/5/44	17,650	19,567
Amazon.com Inc.	4.050%	8/22/47	36,900	36,089
Amazon.com Inc.	4.250%	8/22/57	31,015	30,543
American Honda Finance Corp.	1.200%	7/12/19	8,485	8,348
American Honda Finance Corp.	2.250%	8/15/19	10,575	10,517
American Honda Finance Corp.	2.000%	11/13/19	11,050	10,923
American Honda Finance Corp.	2.000%	2/14/20	8,300	8,179
American Honda Finance Corp.	2.150%	3/13/20	3,875	3,825
American Honda Finance Corp.	1.950%	7/20/20	6,185	6,047
American Honda Finance Corp.	2.450%	9/24/20	19,067	18,809
American Honda Finance Corp.	2.650%	2/12/21	12,100	11,999
American Honda Finance Corp.	1.650%	7/12/21	10,100	9,648
American Honda Finance Corp.	1.700%	9/9/21	15,725	15,051
American Honda Finance Corp.	2.600%	11/16/22	5,825	5,677
American Honda Finance Corp.	2.900%	2/16/24	7,275	7,045
American Honda Finance Corp.	2.300%	9/9/26	3,950	3,587
American Honda Finance Corp.	3.500%	2/15/28	3,500	3,422
Aptiv plc	3.150%	11/19/20	7,440	7,385
Aptiv plc	4.250%	1/15/26	9,325	9,262
Aptiv plc	4.400%	10/1/46	4,220	3,955
Automatic Data Processing Inc.	2.250%	9/15/20	10,311	10,175
Automatic Data Processing Inc.	3.375%	9/15/25	7,560	7,473
AutoNation Inc.	5.500%	2/1/20	2,376	2,447
AutoNation Inc.	3.350%	1/15/21	3,205	3,198
AutoNation Inc.	3.500%	11/15/24	4,800	4,530
AutoNation Inc.	4.500%	10/1/25	7,525	7,494
AutoNation Inc.	3.800%	11/15/27	3,685	3,424
AutoZone Inc.	2.500%	4/15/21	3,605	3,519
AutoZone Inc.	3.700%	4/15/22	9,236	9,293
AutoZone Inc.	2.875%	1/15/23	2,041	1,972
AutoZone Inc.	3.125%	7/15/23	510	496
AutoZone Inc.	3.250%	4/15/25	6,060	5,762
AutoZone Inc.	3.125%	4/21/26	4,760	4,418
AutoZone Inc.	3.750%	6/1/27	5,425	5,238
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,485	1,342
Bed Bath & Beyond Inc.	4.915%	8/1/34	3,990	3,212
Bed Bath & Beyond Inc.	5.165%	8/1/44	8,180	6,250
Best Buy Co. Inc.	5.500%	3/15/21	2,911	3,046
Block Financial LLC	4.125%	10/1/20	5,315	5,359
Block Financial LLC	5.500%	11/1/22	2,865	2,961
Block Financial LLC	5.250%	10/1/25	10,810	10,876
Booking Holdings Inc.	2.750%	3/15/23	6,427	6,181
Booking Holdings Inc.	3.650%	3/15/25	3,625	3,547
Booking Holdings Inc.	3.600%	6/1/26	21,735	21,141
Booking Holdings Inc.	3.550%	3/15/28	5,350	5,089
BorgWarner Inc.	4.625%	9/15/20	1,000	1,024
BorgWarner Inc.	3.375%	3/15/25	900	873
BorgWarner Inc.	4.375%	3/15/45	5,615	5,292
Carnival Corp.	3.950%	10/15/20	4,300	4,365
Costco Wholesale Corp.	1.700%	12/15/19	8,263	8,145
Costco Wholesale Corp.	1.750%	2/15/20	5,425	5,338
Costco Wholesale Corp.	2.150%	5/18/21	6,955	6,802
Costco Wholesale Corp.	2.250%	2/15/22	4,200	4,075
Costco Wholesale Corp.	2.300%	5/18/22	11,701	11,352
Costco Wholesale Corp.	2.750%	5/18/24	15,534	14,998

68

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Costco Wholesale Corp.	3.000%	5/18/27	13,788	13,157
Cummins Inc.	3.650%	10/1/23	2,125	2,146
Cummins Inc.	7.125%	3/1/28	1,250	1,549
Cummins Inc.	4.875%	10/1/43	6,320	7,003
Daimler Finance North America LLC	8.500%	1/18/31	13,812	19,412
Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,349
Darden Restaurants Inc.	4.550%	2/15/48	5,295	4,913
Delphi Corp.	4.150%	3/15/24	7,520	7,557
Dollar General Corp.	3.250%	4/15/23	12,720	12,480
Dollar General Corp.	4.150%	11/1/25	3,520	3,523
Dollar General Corp.	3.875%	4/15/27	3,650	3,489
Dollar General Corp.	4.125%	5/1/28	7,325	7,190
Dollar Tree Inc.	3.700%	5/15/23	6,000	5,952
Dollar Tree Inc.	4.000%	5/15/25	17,000	16,611
Dollar Tree Inc.	4.200%	5/15/28	17,000	16,390
DR Horton Inc.	2.550%	12/1/20	2,500	2,453
DR Horton Inc.	4.375%	9/15/22	5,800	5,925
DR Horton Inc.	4.750%	2/15/23	3,218	3,324
DR Horton Inc.	5.750%	8/15/23	7,445	7,998
eBay Inc.	2.200%	8/1/19	11,455	11,367
eBay Inc.	2.150%	6/5/20	2,425	2,383
eBay Inc.	3.250%	10/15/20	5,330	5,332
eBay Inc.	2.875%	8/1/21	7,685	7,560
eBay Inc.	3.800%	3/9/22	5,882	5,938
eBay Inc.	2.600%	7/15/22	7,605	7,315
eBay Inc.	2.750%	1/30/23	6,265	6,016
eBay Inc.	3.450%	8/1/24	8,371	8,115
eBay Inc.	3.600%	6/5/27	8,725	8,241
eBay Inc.	4.000%	7/15/42	6,409	5,518
Expedia Group Inc.	5.950%	8/15/20	7,716	8,114
Expedia Group Inc.	4.500%	8/15/24	5,130	5,126
Expedia Group Inc.	5.000%	2/15/26	9,275	9,459
Expedia Group Inc.	3.800%	2/15/28	6,525	5,967
Ford Holdings LLC	9.300%	3/1/30	4,325	5,648
Ford Motor Co.	4.346%	12/8/26	10,408	10,184
Ford Motor Co.	6.625%	10/1/28	5,861	6,568
Ford Motor Co.	6.375%	2/1/29	6,944	7,627
Ford Motor Co.	7.450%	7/16/31	12,886	15,128
Ford Motor Co.	4.750%	1/15/43	7,863	6,772
Ford Motor Co.	7.400%	11/1/46	6,395	7,569
Ford Motor Co.	5.291%	12/8/46	17,000	15,782
Ford Motor Credit Co. LLC	1.897%	8/12/19	10,750	10,600
Ford Motor Credit Co. LLC	2.597%	11/4/19	10,121	10,031
Ford Motor Credit Co. LLC	2.681%	1/9/20	18,500	18,326
Ford Motor Credit Co. LLC	8.125%	1/15/20	18,047	19,312
Ford Motor Credit Co. LLC	2.459%	3/27/20	2,102	2,067
Ford Motor Credit Co. LLC	3.157%	8/4/20	4,798	4,768
Ford Motor Credit Co. LLC	2.343%	11/2/20	15,050	14,652
Ford Motor Credit Co. LLC	3.200%	1/15/21	17,503	17,291
Ford Motor Credit Co. LLC	5.750%	2/1/21	17,200	18,057
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,461	15,319
Ford Motor Credit Co. LLC	3.470%	4/5/21	100	99
Ford Motor Credit Co. LLC	5.875%	8/2/21	21,836	23,125
Ford Motor Credit Co. LLC	3.219%	1/9/22	6,523	6,373
Ford Motor Credit Co. LLC	3.339%	3/28/22	7,542	7,379
Ford Motor Credit Co. LLC	2.979%	8/3/22	23,850	22,892
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,690	7,738
Ford Motor Credit Co. LLC	3.096%	5/4/23	4,150	3,957
Ford Motor Credit Co. LLC	4.375%	8/6/23	13,520	13,611
Ford Motor Credit Co. LLC	3.810%	1/9/24	9,921	9,625
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,795	4,597
Ford Motor Credit Co. LLC	4.134%	8/4/25	17,863	17,420
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,152	9,937
Ford Motor Credit Co. LLC	3.815%	11/2/27	9,533	8,815

69

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Motors Co.	4.875%	10/2/23	16,653	17,077
General Motors Co.	4.000%	4/1/25	5,281	5,130
General Motors Co.	5.000%	4/1/35	12,299	11,684
General Motors Co.	6.600%	4/1/36	5,567	6,031
General Motors Co.	5.150%	4/1/38	4,183	3,951
General Motors Co.	6.250%	10/2/43	16,678	17,284
General Motors Co.	5.200%	4/1/45	14,237	13,012
General Motors Co.	6.750%	4/1/46	12,403	13,618
General Motors Co.	5.400%	4/1/48	14,186	13,464
General Motors Financial Co. Inc.	3.500%	7/10/19	11,434	11,485
General Motors Financial Co. Inc.	2.350%	10/4/19	8,504	8,428
General Motors Financial Co. Inc.	3.150%	1/15/20	10,175	10,153
General Motors Financial Co. Inc.	2.650%	4/13/20	16,950	16,734
General Motors Financial Co. Inc.	3.200%	7/13/20	38,220	38,032
General Motors Financial Co. Inc.	2.450%	11/6/20	27,900	27,238
General Motors Financial Co. Inc.	3.700%	11/24/20	16,237	16,317
General Motors Financial Co. Inc.	4.200%	3/1/21	9,688	9,823
General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,732
General Motors Financial Co. Inc.	3.200%	7/6/21	18,531	18,241
General Motors Financial Co. Inc.	4.375%	9/25/21	6,150	6,261
General Motors Financial Co. Inc.	3.450%	1/14/22	6,389	6,296
General Motors Financial Co. Inc.	3.450%	4/10/22	14,244	13,998
General Motors Financial Co. Inc.	3.150%	6/30/22	8,665	8,419
General Motors Financial Co. Inc.	3.250%	1/5/23	3,400	3,284
General Motors Financial Co. Inc.	3.700%	5/9/23	17,085	16,782
General Motors Financial Co. Inc.	4.250%	5/15/23	13,342	13,367
General Motors Financial Co. Inc.	4.150%	6/19/23	2,000	1,997
General Motors Financial Co. Inc.	3.950%	4/13/24	13,911	13,576
General Motors Financial Co. Inc.	3.500%	11/7/24	20,702	19,673
General Motors Financial Co. Inc.	4.000%	1/15/25	9,811	9,538
General Motors Financial Co. Inc.	4.350%	4/9/25	9,825	9,684
General Motors Financial Co. Inc.	4.300%	7/13/25	9,934	9,718
General Motors Financial Co. Inc.	5.250%	3/1/26	5,969	6,160
General Motors Financial Co. Inc.	4.000%	10/6/26	9,526	9,063
General Motors Financial Co. Inc.	4.350%	1/17/27	15,934	15,408
General Motors Financial Co. Inc.	3.850%	1/5/28	5,900	5,469
Harley-Davidson Inc.	3.500%	7/28/25	5,325	5,183
Harley-Davidson Inc.	4.625%	7/28/45	5,890	5,744
Harman International Industries Inc.	4.150%	5/15/25	4,125	4,118
Home Depot Inc.	1.800%	6/5/20	15,000	14,725
Home Depot Inc.	3.950%	9/15/20	5,225	5,329
Home Depot Inc.	2.000%	4/1/21	9,409	9,176
Home Depot Inc.	4.400%	4/1/21	33,073	34,190
Home Depot Inc.	2.625%	6/1/22	17,585	17,258
Home Depot Inc.	2.700%	4/1/23	3,715	3,622
Home Depot Inc.	3.750%	2/15/24	10,873	11,103
Home Depot Inc.	3.350%	9/15/25	3,935	3,869
Home Depot Inc.	3.000%	4/1/26	10,825	10,335
Home Depot Inc.	2.125%	9/15/26	7,650	6,816
Home Depot Inc.	2.800%	9/14/27	13,500	12,464
Home Depot Inc.	5.875%	12/16/36	32,988	40,042
Home Depot Inc.	5.400%	9/15/40	5,668	6,561
Home Depot Inc.	5.950%	4/1/41	11,703	14,434
Home Depot Inc.	4.200%	4/1/43	16,390	16,320
Home Depot Inc.	4.875%	2/15/44	12,094	13,230
Home Depot Inc.	4.400%	3/15/45	5,697	5,843
Home Depot Inc.	4.250%	4/1/46	14,058	14,154
Home Depot Inc.	3.900%	6/15/47	6,150	5,895
Home Depot Inc.	3.500%	9/15/56	10,925	9,313
Hyatt Hotels Corp.	5.375%	8/15/21	1,347	1,409
Hyatt Hotels Corp.	3.375%	7/15/23	3,486	3,412
Hyatt Hotels Corp.	4.850%	3/15/26	925	955
JD.com Inc.	3.875%	4/29/26	5,420	5,107
Kohl's Corp.	4.000%	11/1/21	3,830	3,869

70

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kohl's Corp.	3.250%	2/1/23	1,058	1,025
Kohl's Corp.	4.750%	12/15/23	584	596
Kohl's Corp.	4.250%	7/17/25	5,840	5,792
Kohl's Corp.	5.550%	7/17/45	3,660	3,556
Lear Corp.	5.250%	1/15/25	7,062	7,283
Lear Corp.	3.800%	9/15/27	4,725	4,441
Lowe's Cos. Inc.	4.625%	4/15/20	350	358
Lowe's Cos. Inc.	3.750%	4/15/21	2,072	2,108
Lowe's Cos. Inc.	3.800%	11/15/21	2,350	2,394
Lowe's Cos. Inc.	3.120%	4/15/22	8,908	8,885
Lowe's Cos. Inc.	3.875%	9/15/23	14,494	14,901
Lowe's Cos. Inc.	3.125%	9/15/24	12,869	12,530
Lowe's Cos. Inc.	3.375%	9/15/25	11,325	11,096
Lowe's Cos. Inc.	2.500%	4/15/26	12,040	10,981
Lowe's Cos. Inc.	3.100%	5/3/27	17,618	16,678
Lowe's Cos. Inc.	6.500%	3/15/29	1,099	1,334
Lowe's Cos. Inc.	4.650%	4/15/42	17,244	17,828
Lowe's Cos. Inc.	4.250%	9/15/44	3,555	3,457
Lowe's Cos. Inc.	4.375%	9/15/45	9,975	9,907
Lowe's Cos. Inc.	3.700%	4/15/46	15,946	14,265
Lowe's Cos. Inc.	4.050%	5/3/47	19,275	18,276
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,735	2,720
Macy's Retail Holdings Inc.	3.875%	1/15/22	1,118	1,110
Macy's Retail Holdings Inc.	2.875%	2/15/23	13,725	12,901
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,310	3,318
Macy's Retail Holdings Inc.	3.625%	6/1/24	1,375	1,329
Macy's Retail Holdings Inc.	6.650%	7/15/24	105	113
Macy's Retail Holdings Inc.	6.900%	4/1/29	4,140	4,443
Macy's Retail Holdings Inc.	4.500%	12/15/34	7,057	6,000
Magna International Inc.	3.625%	6/15/24	7,277	7,238
Magna International Inc.	4.150%	10/1/25	1,708	1,733
Marriott International Inc.	3.375%	10/15/20	9,058	9,046
Marriott International Inc.	2.875%	3/1/21	5,160	5,090
Marriott International Inc.	3.125%	10/15/21	3,992	3,948
Marriott International Inc.	2.300%	1/15/22	3,200	3,068
Marriott International Inc.	3.250%	9/15/22	3,000	2,959
Marriott International Inc.	3.750%	3/15/25	4,650	4,548
Marriott International Inc.	3.750%	10/1/25	4,460	4,336
Marriott International Inc.	3.125%	6/15/26	7,269	6,756
Marriott International Inc.	4.000%	4/15/28	7,175	6,978
Mastercard Inc.	2.000%	11/21/21	5,250	5,085
Mastercard Inc.	3.375%	4/1/24	9,903	9,830
Mastercard Inc.	2.950%	11/21/26	8,340	7,976
Mastercard Inc.	3.500%	2/26/28	3,100	3,076
Mastercard Inc.	3.800%	11/21/46	5,240	5,062
Mastercard Inc.	3.950%	2/26/48	6,315	6,361
McDonald's Corp.	3.500%	7/15/20	115	116
McDonald's Corp.	2.750%	12/9/20	6,526	6,480
McDonald's Corp.	3.625%	5/20/21	1,220	1,235
McDonald's Corp.	2.625%	1/15/22	13,862	13,587
McDonald's Corp.	3.350%	4/1/23	4,000	3,994
McDonald's Corp.	3.250%	6/10/24	25	25
McDonald's Corp.	3.375%	5/26/25	8,540	8,354
McDonald's Corp.	3.700%	1/30/26	18,374	18,234
McDonald's Corp.	3.500%	3/1/27	10,414	10,172
McDonald's Corp.	3.800%	4/1/28	1,600	1,593
McDonald's Corp.	4.700%	12/9/35	11,357	11,880
McDonald's Corp.	6.300%	10/15/37	4,438	5,395
McDonald's Corp.	6.300%	3/1/38	11,131	13,318
McDonald's Corp.	5.700%	2/1/39	10,452	11,924
McDonald's Corp.	3.700%	2/15/42	6,574	5,804
McDonald's Corp.	3.625%	5/1/43	5,033	4,364
McDonald's Corp.	4.600%	5/26/45	6,269	6,297
McDonald's Corp.	4.875%	12/9/45	18,535	19,470

71

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald's Corp.	4.450%	3/1/47	9,252	9,191
NIKE Inc.	2.250%	5/1/23	740	707
NIKE Inc.	2.375%	11/1/26	13,605	12,317
NIKE Inc.	3.625%	5/1/43	5,218	4,836
NIKE Inc.	3.875%	11/1/45	13,244	12,719
NIKE Inc.	3.375%	11/1/46	4,500	3,971
Nordstrom Inc.	4.750%	5/1/20	4,500	4,601
Nordstrom Inc.	4.000%	10/15/21	9,656	9,740
Nordstrom Inc.	4.000%	3/15/27	4,290	4,126
Nordstrom Inc.	6.950%	3/15/28	760	844
Nordstrom Inc.	5.000%	1/15/44	10,572	9,651
NVR Inc.	3.950%	9/15/22	8,836	8,906
O'Reilly Automotive Inc.	4.875%	1/14/21	900	929
O'Reilly Automotive Inc.	4.625%	9/15/21	5,393	5,561
O'Reilly Automotive Inc.	3.800%	9/1/22	3,941	3,971
O'Reilly Automotive Inc.	3.850%	6/15/23	6,775	6,801
O'Reilly Automotive Inc.	3.550%	3/15/26	2,873	2,743
O'Reilly Automotive Inc.	3.600%	9/1/27	10,850	10,235
PACCAR Financial Corp.	2.200%	9/15/19	2,350	2,335
PACCAR Financial Corp.	2.500%	8/14/20	3,200	3,172
PACCAR Financial Corp.	2.050%	11/13/20	5,450	5,341
PACCAR Financial Corp.	2.250%	2/25/21	3,000	2,935
PACCAR Financial Corp.	2.800%	3/1/21	4,000	3,969
PACCAR Financial Corp.	2.300%	8/10/22	4,875	4,712
QVC Inc.	5.125%	7/2/22	2,631	2,700
QVC Inc.	4.375%	3/15/23	4,876	4,821
QVC Inc.	4.850%	4/1/24	6,763	6,711
QVC Inc.	4.450%	2/15/25	1,452	1,404
QVC Inc.	5.450%	8/15/34	2,950	2,770
QVC Inc.	5.950%	3/15/43	4,423	4,199
Ralph Lauren Corp.	2.625%	8/18/20	3,000	2,966
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	2,540	2,502
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,650	4,888
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	8,613	7,967
Starbucks Corp.	2.200%	11/22/20	4,000	3,908
Starbucks Corp.	2.100%	2/4/21	6,620	6,433
Starbucks Corp.	2.700%	6/15/22	3,675	3,570
Starbucks Corp.	3.100%	3/1/23	12,475	12,229
Starbucks Corp.	3.850%	10/1/23	3,380	3,415
Starbucks Corp.	2.450%	6/15/26	11,241	10,060
Starbucks Corp.	3.500%	3/1/28	6,400	6,142
Starbucks Corp.	4.300%	6/15/45	3,631	3,474
Starbucks Corp.	3.750%	12/1/47	6,925	5,980
Tapestry Inc.	3.000%	7/15/22	3,744	3,628
Tapestry Inc.	4.250%	4/1/25	5,386	5,318
Tapestry Inc.	4.125%	7/15/27	7,225	6,888
Target Corp.	3.875%	7/15/20	893	910
Target Corp.	2.900%	1/15/22	7,417	7,389
Target Corp.	3.500%	7/1/24	9,495	9,529
Target Corp.	2.500%	4/15/26	7,568	6,960
Target Corp.	6.350%	11/1/32	5,291	6,444
Target Corp.	6.500%	10/15/37	5,137	6,445
Target Corp.	7.000%	1/15/38	5,120	6,757
Target Corp.	4.000%	7/1/42	15,228	14,444
Target Corp.	3.625%	4/15/46	10,025	8,891
Target Corp.	3.900%	11/15/47	15,475	14,379
TJX Cos. Inc.	2.750%	6/15/21	8,525	8,450
TJX Cos. Inc.	2.500%	5/15/23	2,650	2,564
TJX Cos. Inc.	2.250%	9/15/26	17,585	15,661
Toyota Motor Credit Corp.	2.125%	7/18/19	14,635	14,547
Toyota Motor Credit Corp.	1.550%	10/18/19	1,700	1,675
Toyota Motor Credit Corp.	2.200%	1/10/20	2,800	2,770
Toyota Motor Credit Corp.	2.150%	3/12/20	18,550	18,327
Toyota Motor Credit Corp.	1.950%	4/17/20	7,500	7,365

72

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Toyota Motor Credit Corp.	4.500%	6/17/20	8,010	8,237
Toyota Motor Credit Corp.	4.250%	1/11/21	2,575	2,649
Toyota Motor Credit Corp.	1.900%	4/8/21	16,200	15,666
Toyota Motor Credit Corp.	2.950%	4/13/21	15,000	14,907
Toyota Motor Credit Corp.	2.750%	5/17/21	7,375	7,293
Toyota Motor Credit Corp.	3.400%	9/15/21	10,696	10,785
Toyota Motor Credit Corp.	2.600%	1/11/22	11,850	11,605
Toyota Motor Credit Corp.	3.300%	1/12/22	16,011	16,050
Toyota Motor Credit Corp.	2.800%	7/13/22	3,283	3,222
Toyota Motor Credit Corp.	2.150%	9/8/22	15,685	14,800
Toyota Motor Credit Corp.	2.625%	1/10/23	8,855	8,582
Toyota Motor Credit Corp.	2.700%	1/11/23	6,000	5,831
Toyota Motor Credit Corp.	2.250%	10/18/23	5,000	4,704
Toyota Motor Credit Corp.	2.900%	4/17/24	5,200	5,036
Toyota Motor Credit Corp.	3.400%	4/14/25	10,965	10,823
Toyota Motor Credit Corp.	3.200%	1/11/27	7,484	7,198
Toyota Motor Credit Corp.	3.050%	1/11/28	6,075	5,757
VF Corp.	3.500%	9/1/21	5,550	5,612
VF Corp.	6.450%	11/1/37	5,169	6,603
Visa Inc.	2.200%	12/14/20	34,875	34,292
Visa Inc.	2.150%	9/15/22	5,979	5,724
Visa Inc.	2.800%	12/14/22	31,856	31,250
Visa Inc.	3.150%	12/14/25	54,377	52,533
Visa Inc.	2.750%	9/15/27	6,528	6,059
Visa Inc.	4.150%	12/14/35	17,517	18,088
Visa Inc.	4.300%	12/14/45	38,235	39,481
Visa Inc.	3.650%	9/15/47	7,375	6,862
Wal-Mart Stores Inc.	4.750%	10/2/43	11,982	13,058
Walgreen Co.	3.100%	9/15/22	12,647	12,381
Walgreen Co.	4.400%	9/15/42	7,625	6,751
Walgreens Boots Alliance Inc.	2.700%	11/18/19	13,305	13,270
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,635	12,545
Walgreens Boots Alliance Inc.	3.800%	11/18/24	24,231	23,796
Walgreens Boots Alliance Inc.	3.450%	6/1/26	20,555	19,149
Walgreens Boots Alliance Inc.	4.500%	11/18/34	3,720	3,509
Walgreens Boots Alliance Inc.	4.800%	11/18/44	14,999	14,120
Walgreens Boots Alliance Inc.	4.650%	6/1/46	8,325	7,711
Walmart Inc.	1.750%	10/9/19	18,960	18,757
Walmart Inc.	2.850%	6/23/20	17,900	17,943
Walmart Inc.	3.250%	10/25/20	28,261	28,553
Walmart Inc.	1.900%	12/15/20	32,950	32,310
Walmart Inc.	3.125%	6/23/21	16,000	16,072
Walmart Inc.	2.350%	12/15/22	28,360	27,376
Walmart Inc.	2.550%	4/11/23	23,735	22,921
Walmart Inc.	3.400%	6/26/23	12,000	12,081
Walmart Inc.	3.300%	4/22/24	18,173	18,084
Walmart Inc.	2.650%	12/15/24	16,855	16,126
Walmart Inc.	3.550%	6/26/25	23,025	23,157
Walmart Inc.	5.875%	4/5/27	13,340	15,583
Walmart Inc.	3.700%	6/26/28	17,975	18,115
Walmart Inc.	7.550%	2/15/30	6,755	9,096
Walmart Inc.	5.250%	9/1/35	16,499	19,106
Walmart Inc.	6.200%	4/15/38	9,029	11,601
Walmart Inc.	3.950%	6/28/38	12,225	12,240
Walmart Inc.	5.625%	4/1/40	6,920	8,416
Walmart Inc.	4.875%	7/8/40	6,015	6,714
Walmart Inc.	5.000%	10/25/40	2,715	3,074
Walmart Inc.	5.625%	4/15/41	11,436	14,116
Walmart Inc.	4.000%	4/11/43	11,222	11,150
Walmart Inc.	4.300%	4/22/44	7,253	7,552
Walmart Inc.	3.625%	12/15/47	6,335	5,925
Walmart Inc.	4.050%	6/29/48	21,750	21,860
Western Union Co.	5.253%	4/1/20	4,026	4,143
Western Union Co.	3.600%	3/15/22	12,100	11,966

73

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Western Union Co.	6.200%	11/17/36	3,908	3,937
Western Union Co.	6.200%	6/21/40	3,400	3,404
Wyndham Destinations Inc.	4.250%	3/1/22	3,238	3,157
Wyndham Destinations Inc.	3.900%	3/1/23	2,200	2,062
Consumer Noncyclical (4.4%)
Abbott Laboratories	2.350%	11/22/19	5,789	5,750
Abbott Laboratories	2.000%	3/15/20	11,477	11,278
Abbott Laboratories	4.125%	5/27/20	10,000	10,177
Abbott Laboratories	2.800%	9/15/20	5,650	5,606
Abbott Laboratories	2.900%	11/30/21	31,825	31,332
Abbott Laboratories	2.550%	3/15/22	7,100	6,874
Abbott Laboratories	3.250%	4/15/23	7,425	7,327
Abbott Laboratories	3.400%	11/30/23	25,000	24,668
Abbott Laboratories	2.950%	3/15/25	4,435	4,194
Abbott Laboratories	3.875%	9/15/25	3,575	3,561
Abbott Laboratories	3.750%	11/30/26	40,890	40,579
Abbott Laboratories	4.750%	11/30/36	24,115	25,387
Abbott Laboratories	6.150%	11/30/37	5,641	6,722
Abbott Laboratories	6.000%	4/1/39	1,650	1,949
Abbott Laboratories	5.300%	5/27/40	2,603	2,849
Abbott Laboratories	4.750%	4/15/43	8,275	8,606
Abbott Laboratories	4.900%	11/30/46	36,710	39,476
AbbVie Inc.	2.500%	5/14/20	42,668	42,143
AbbVie Inc.	2.300%	5/14/21	22,660	22,006
AbbVie Inc.	2.900%	11/6/22	33,900	32,909
AbbVie Inc.	3.200%	11/6/22	24,842	24,413
AbbVie Inc.	2.850%	5/14/23	16,500	15,886
AbbVie Inc.	3.600%	5/14/25	41,965	40,606
AbbVie Inc.	3.200%	5/14/26	21,992	20,522
AbbVie Inc.	4.500%	5/14/35	23,258	22,797
AbbVie Inc.	4.300%	5/14/36	12,006	11,484
AbbVie Inc.	4.400%	11/6/42	29,956	28,365
AbbVie Inc.	4.700%	5/14/45	31,242	30,907
AbbVie Inc.	4.450%	5/14/46	23,552	22,533
Actavis Inc.	3.250%	10/1/22	18,807	18,273
Actavis Inc.	4.625%	10/1/42	6,759	6,270
Agilent Technologies Inc.	5.000%	7/15/20	8,405	8,676
Agilent Technologies Inc.	3.200%	10/1/22	6,150	6,027
Agilent Technologies Inc.	3.875%	7/15/23	5,606	5,579
Agilent Technologies Inc.	3.050%	9/22/26	5,775	5,334
Ahold Finance USA LLC	6.875%	5/1/29	855	1,002
AHS Hospital Corp.	5.024%	7/1/45	4,450	4,992
Allergan Funding SCS	3.000%	3/12/20	29,296	29,157
Allergan Funding SCS	3.450%	3/15/22	26,959	26,523
Allergan Funding SCS	3.850%	6/15/24	14,021	13,736
Allergan Funding SCS	3.800%	3/15/25	53,404	51,915
Allergan Funding SCS	4.550%	3/15/35	29,075	27,576
Allergan Funding SCS	4.850%	6/15/44	21,404	20,651
Allergan Funding SCS	4.750%	3/15/45	8,562	8,226
Allergan Inc.	3.375%	9/15/20	7,485	7,477
Allergan Inc.	2.800%	3/15/23	3,940	3,719
Altria Group Inc.	9.250%	8/6/19	10,904	11,640
Altria Group Inc.	2.625%	1/14/20	18,718	18,604
Altria Group Inc.	4.750%	5/5/21	15,082	15,663
Altria Group Inc.	2.850%	8/9/22	8,270	8,075
Altria Group Inc.	2.950%	5/2/23	7,990	7,743
Altria Group Inc.	4.000%	1/31/24	11,862	12,007
Altria Group Inc.	2.625%	9/16/26	3,185	2,897
Altria Group Inc.	4.250%	8/9/42	12,074	11,260
Altria Group Inc.	4.500%	5/2/43	12,342	11,823
Altria Group Inc.	5.375%	1/31/44	18,327	19,835
Altria Group Inc.	3.875%	9/16/46	13,017	11,439
AmerisourceBergen Corp.	3.500%	11/15/21	8,497	8,487

74

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AmerisourceBergen Corp.	3.400%	5/15/24	6,179	5,995
AmerisourceBergen Corp.	3.250%	3/1/25	4,855	4,579
AmerisourceBergen Corp.	3.450%	12/15/27	7,250	6,660
AmerisourceBergen Corp.	4.250%	3/1/45	4,609	4,071
AmerisourceBergen Corp.	4.300%	12/15/47	8,900	7,844
Amgen Inc.	2.125%	5/1/20	8,560	8,422
Amgen Inc.	2.200%	5/11/20	12,750	12,548
Amgen Inc.	3.450%	10/1/20	2,266	2,281
Amgen Inc.	4.100%	6/15/21	13,330	13,610
Amgen Inc.	1.850%	8/19/21	8,341	7,976
Amgen Inc.	3.875%	11/15/21	8,730	8,862
Amgen Inc.	2.700%	5/1/22	5,320	5,168
Amgen Inc.	2.650%	5/11/22	6,100	5,918
Amgen Inc.	3.625%	5/15/22	16,679	16,770
Amgen Inc.	2.250%	8/19/23	14,550	13,642
Amgen Inc.	3.625%	5/22/24	16,055	15,981
Amgen Inc.	3.125%	5/1/25	9,132	8,718
Amgen Inc.	2.600%	8/19/26	12,850	11,590
Amgen Inc.	3.200%	11/2/27	12,890	12,039
Amgen Inc.	4.950%	10/1/41	6,500	6,671
Amgen Inc.	5.150%	11/15/41	4,765	5,021
Amgen Inc.	4.400%	5/1/45	24,442	23,337
Amgen Inc.	4.563%	6/15/48	26,091	25,474
Amgen Inc.	4.663%	6/15/51	34,758	34,308
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	81,123	79,978
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	22,385	21,567
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	63,608	63,065
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	12,465	12,469
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	134,897	132,036
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	70,406	71,154
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	15,894	14,389
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,816	8,652
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	135,739	139,675
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	13,070	13,769
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,399	5,560
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,211	4,270
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,555	30,386
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	16,250	16,167
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	20,080	20,020
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	16,250	15,714
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,018	4,308
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	18,486	19,272
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,667	18,071
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	27,000	26,564
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	27,261	26,198
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	6,075	5,925
Archer-Daniels-Midland Co.	4.479%	3/1/21	5,118	5,291
Archer-Daniels-Midland Co.	2.500%	8/11/26	10,752	9,872
Archer-Daniels-Midland Co.	5.935%	10/1/32	3,305	3,854
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,538	2,904
Archer-Daniels-Midland Co.	4.535%	3/26/42	3,700	3,862
Archer-Daniels-Midland Co.	4.016%	4/16/43	7,444	7,244
Archer-Daniels-Midland Co.	3.750%	9/15/47	6,325	5,858
Ascension Health	3.945%	11/15/46	3,050	3,001
4 Ascension Health	4.847%	11/15/53	7,700	8,691
AstraZeneca plc	1.950%	9/18/19	9,455	9,341
AstraZeneca plc	2.375%	11/16/20	21,685	21,278
AstraZeneca plc	2.375%	6/12/22	10,125	9,730
AstraZeneca plc	3.375%	11/16/25	20,450	19,696
AstraZeneca plc	3.125%	6/12/27	7,700	7,222
AstraZeneca plc	6.450%	9/15/37	24,694	30,518
AstraZeneca plc	4.000%	9/18/42	10,586	9,916
AstraZeneca plc	4.375%	11/16/45	11,139	10,941
9 BAT Capital Corp.	2.297%	8/14/20	27,950	27,346

75

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
9 BAT Capital Corp.	2.764%	8/15/22	26,100	25,018
9 BAT Capital Corp.	3.222%	8/15/24	26,300	24,898
9 BAT Capital Corp.	3.557%	8/15/27	40,850	37,982
9 BAT Capital Corp.	4.390%	8/15/37	30,125	28,280
9 BAT Capital Corp.	4.540%	8/15/47	18,075	16,846
Baxalta Inc.	2.875%	6/23/20	9,365	9,262
Baxalta Inc.	3.600%	6/23/22	5,465	5,405
Baxalta Inc.	4.000%	6/23/25	19,102	18,696
Baxalta Inc.	5.250%	6/23/45	11,460	11,811
Baxter International Inc.	1.700%	8/15/21	7,350	6,991
Baxter International Inc.	2.600%	8/15/26	5,075	4,624
Baxter International Inc.	3.500%	8/15/46	4,850	4,156
Baylor Scott & White Holdings Texas Revenue	4.185%	11/15/45	6,910	6,982
Beam Suntory Inc.	3.250%	5/15/22	2,050	2,023
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,018
Becton Dickinson & Co.	2.675%	12/15/19	13,942	13,850
Becton Dickinson & Co.	2.404%	6/5/20	10,025	9,840
Becton Dickinson & Co.	3.250%	11/12/20	6,349	6,308
Becton Dickinson & Co.	3.125%	11/8/21	10,218	10,039
Becton Dickinson & Co.	2.894%	6/6/22	19,255	18,636
Becton Dickinson & Co.	3.300%	3/1/23	2,700	2,623
Becton Dickinson & Co.	3.875%	5/15/24	100	98
Becton Dickinson & Co.	3.363%	6/6/24	13,600	13,075
Becton Dickinson & Co.	3.734%	12/15/24	13,632	13,282
Becton Dickinson & Co.	6.700%	12/1/26	3,450	3,877
Becton Dickinson & Co.	3.700%	6/6/27	25,775	24,351
Becton Dickinson & Co.	5.000%	11/12/40	3,310	3,341
Becton Dickinson & Co.	4.875%	5/15/44	3,575	3,440
Becton Dickinson & Co.	4.685%	12/15/44	15,950	15,442
Becton Dickinson & Co.	4.669%	6/6/47	9,650	9,335
Bestfoods	7.250%	12/15/26	250	304
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,400	3,512
Biogen Inc.	2.900%	9/15/20	22,181	22,047
Biogen Inc.	3.625%	9/15/22	10,329	10,333
Biogen Inc.	4.050%	9/15/25	21,850	21,921
Biogen Inc.	5.200%	9/15/45	22,581	23,763
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	2,300	2,317
Boston Scientific Corp.	6.000%	1/15/20	10,553	10,991
Boston Scientific Corp.	3.375%	5/15/22	3,425	3,387
Boston Scientific Corp.	4.125%	10/1/23	4,400	4,467
Boston Scientific Corp.	3.850%	5/15/25	7,125	7,050
Boston Scientific Corp.	4.000%	3/1/28	11,000	10,727
Boston Scientific Corp.	7.000%	11/15/35	6,095	7,771
Boston Scientific Corp.	7.375%	1/15/40	1,415	1,912
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,965	12,354
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	470
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,200	3,181
Bristol-Myers Squibb Co.	3.250%	8/1/42	7,021	6,181
Bristol-Myers Squibb Co.	4.500%	3/1/44	5,825	6,201
Brown-Forman Corp.	3.500%	4/15/25	4,000	3,962
Brown-Forman Corp.	4.500%	7/15/45	5,298	5,650
Bunge Ltd. Finance Corp.	3.500%	11/24/20	3,250	3,245
Bunge Ltd. Finance Corp.	3.000%	9/25/22	5,750	5,525
Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,840	4,369
Bunge Ltd. Finance Corp.	3.750%	9/25/27	8,750	8,112
Campbell Soup Co.	3.300%	3/15/21	6,750	6,697
Campbell Soup Co.	4.250%	4/15/21	1,591	1,621
Campbell Soup Co.	2.500%	8/2/22	1,514	1,431
Campbell Soup Co.	3.650%	3/15/23	31,925	31,325
Campbell Soup Co.	3.950%	3/15/25	17,275	16,636
Campbell Soup Co.	3.300%	3/19/25	3,225	2,995
Campbell Soup Co.	4.150%	3/15/28	15,850	15,085
Campbell Soup Co.	3.800%	8/2/42	3,328	2,585
Campbell Soup Co.	4.800%	3/15/48	15,785	14,238

76

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cardinal Health Inc.	4.625%	12/15/20	12,165	12,497
Cardinal Health Inc.	2.616%	6/15/22	9,805	9,396
Cardinal Health Inc.	3.200%	6/15/22	3,350	3,280
Cardinal Health Inc.	3.200%	3/15/23	6,925	6,721
Cardinal Health Inc.	3.079%	6/15/24	5,205	4,900
Cardinal Health Inc.	3.500%	11/15/24	500	481
Cardinal Health Inc.	3.750%	9/15/25	4,350	4,170
Cardinal Health Inc.	3.410%	6/15/27	13,424	12,303
Cardinal Health Inc.	4.600%	3/15/43	3,175	2,949
Cardinal Health Inc.	4.500%	11/15/44	3,860	3,489
Cardinal Health Inc.	4.900%	9/15/45	4,120	3,929
Cardinal Health Inc.	4.368%	6/15/47	6,500	5,721
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,987	4,821
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,175	8,659
Celgene Corp.	2.875%	8/15/20	16,343	16,214
Celgene Corp.	3.950%	10/15/20	14,116	14,302
Celgene Corp.	2.875%	2/19/21	8,525	8,465
Celgene Corp.	2.250%	8/15/21	4,000	3,845
Celgene Corp.	3.250%	8/15/22	13,200	12,939
Celgene Corp.	3.550%	8/15/22	6,555	6,507
Celgene Corp.	2.750%	2/15/23	7,550	7,201
Celgene Corp.	3.250%	2/20/23	7,355	7,162
Celgene Corp.	4.000%	8/15/23	5,395	5,444
Celgene Corp.	3.625%	5/15/24	13,725	13,372
Celgene Corp.	3.875%	8/15/25	28,443	27,663
Celgene Corp.	3.450%	11/15/27	8,687	7,985
Celgene Corp.	3.900%	2/20/28	20,826	19,738
Celgene Corp.	5.700%	10/15/40	4,725	4,944
Celgene Corp.	5.250%	8/15/43	5,345	5,442
Celgene Corp.	4.625%	5/15/44	9,939	9,223
Celgene Corp.	5.000%	8/15/45	21,657	20,997
Celgene Corp.	4.350%	11/15/47	13,208	11,669
Celgene Corp.	4.550%	2/20/48	16,650	15,161
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	2,100	2,183
Church & Dwight Co. Inc.	2.450%	12/15/19	4,825	4,799
Church & Dwight Co. Inc.	2.450%	8/1/22	1,700	1,630
Church & Dwight Co. Inc.	3.150%	8/1/27	5,350	4,954
Church & Dwight Co. Inc.	3.950%	8/1/47	4,125	3,715
City of Hope	5.623%	11/15/43	2,040	2,494
City of Hope	4.378%	8/15/48	10,000	10,267
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,285	4,551
Clorox Co.	3.800%	11/15/21	950	964
Clorox Co.	3.050%	9/15/22	6,422	6,344
Clorox Co.	3.500%	12/15/24	6,425	6,362
Clorox Co.	3.100%	10/1/27	3,597	3,371
Clorox Co.	3.900%	5/15/28	7,500	7,429
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	8,300	8,149
Coca-Cola Co.	1.875%	10/27/20	10,275	10,037
Coca-Cola Co.	2.450%	11/1/20	15,670	15,531
Coca-Cola Co.	3.150%	11/15/20	8,864	8,913
Coca-Cola Co.	1.550%	9/1/21	10,325	9,887
Coca-Cola Co.	3.300%	9/1/21	3,727	3,760
Coca-Cola Co.	2.200%	5/25/22	5,447	5,285
Coca-Cola Co.	2.500%	4/1/23	3,309	3,207
Coca-Cola Co.	3.200%	11/1/23	14,809	14,771
Coca-Cola Co.	2.875%	10/27/25	18,115	17,337
Coca-Cola Co.	2.550%	6/1/26	5,100	4,735
Coca-Cola Co.	2.250%	9/1/26	11,000	9,953
Coca-Cola Co.	2.900%	5/25/27	8,500	8,040
Coca-Cola European Partners PLC	3.500%	9/15/20	6,150	6,157
Coca-Cola European Partners PLC	3.250%	8/19/21	1,575	1,564
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,302	1,329
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	9,600	9,615
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,325	13,779

77

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Colgate-Palmolive Co.	2.450%	11/15/21	6,000	5,909
Colgate-Palmolive Co.	2.300%	5/3/22	7,210	7,033
Colgate-Palmolive Co.	2.250%	11/15/22	4,300	4,162
Colgate-Palmolive Co.	1.950%	2/1/23	10,000	9,503
Colgate-Palmolive Co.	2.100%	5/1/23	5,133	4,877
Colgate-Palmolive Co.	3.250%	3/15/24	3,450	3,451
Colgate-Palmolive Co.	4.000%	8/15/45	6,717	6,542
Colgate-Palmolive Co.	3.700%	8/1/47	6,900	6,444
Conagra Brands Inc.	3.250%	9/15/22	9,012	8,688
Conagra Brands Inc.	3.200%	1/25/23	8,331	8,021
Conagra Brands Inc.	7.000%	10/1/28	1,070	1,236
Conagra Brands Inc.	8.250%	9/15/30	5,849	7,577
Constellation Brands Inc.	2.000%	11/7/19	5,000	4,937
Constellation Brands Inc.	3.875%	11/15/19	11,915	12,049
Constellation Brands Inc.	2.250%	11/6/20	10,250	10,010
Constellation Brands Inc.	3.750%	5/1/21	5,380	5,427
Constellation Brands Inc.	2.700%	5/9/22	8,350	8,069
Constellation Brands Inc.	2.650%	11/7/22	13,000	12,455
Constellation Brands Inc.	3.200%	2/15/23	7,650	7,434
Constellation Brands Inc.	4.250%	5/1/23	18,315	18,689
Constellation Brands Inc.	4.750%	11/15/24	3,760	3,908
Constellation Brands Inc.	4.750%	12/1/25	3,450	3,570
Constellation Brands Inc.	3.700%	12/6/26	7,740	7,464
Constellation Brands Inc.	3.500%	5/9/27	5,200	4,923
Constellation Brands Inc.	3.600%	2/15/28	11,000	10,401
Constellation Brands Inc.	4.500%	5/9/47	4,650	4,419
Constellation Brands Inc.	4.100%	2/15/48	9,105	8,088
Covidien International Finance SA	4.200%	6/15/20	6,429	6,556
Covidien International Finance SA	3.200%	6/15/22	15,950	15,846
CVS Health Corp.	2.250%	8/12/19	12,365	12,232
CVS Health Corp.	3.125%	3/9/20	25,800	25,770
CVS Health Corp.	2.800%	7/20/20	26,355	26,099
CVS Health Corp.	3.350%	3/9/21	33,100	33,002
CVS Health Corp.	2.125%	6/1/21	19,850	19,081
CVS Health Corp.	3.500%	7/20/22	16,250	16,091
CVS Health Corp.	2.750%	12/1/22	15,530	14,890
CVS Health Corp.	4.750%	12/1/22	5,000	5,182
CVS Health Corp.	3.700%	3/9/23	42,805	42,543
CVS Health Corp.	4.000%	12/5/23	10,086	10,138
CVS Health Corp.	3.375%	8/12/24	13,185	12,726
CVS Health Corp.	4.100%	3/25/25	50,690	50,197
CVS Health Corp.	3.875%	7/20/25	41,354	40,426
CVS Health Corp.	2.875%	6/1/26	20,225	18,352
CVS Health Corp.	4.300%	3/25/28	101,940	100,447
CVS Health Corp.	4.875%	7/20/35	7,050	7,007
CVS Health Corp.	4.780%	3/25/38	31,150	30,840
CVS Health Corp.	6.125%	9/15/39	3,550	4,136
CVS Health Corp.	5.300%	12/5/43	17,725	18,483
CVS Health Corp.	5.125%	7/20/45	38,145	38,797
CVS Health Corp.	5.050%	3/25/48	93,475	94,646
Danaher Corp.	2.400%	9/15/20	4,949	4,888
Danaher Corp.	3.350%	9/15/25	5,550	5,457
Danaher Corp.	4.375%	9/15/45	4,823	5,022
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,700	4,770
Delhaize America LLC	9.000%	4/15/31	4,305	5,820
Diageo Capital plc	3.000%	5/18/20	295	295
Diageo Capital plc	4.828%	7/15/20	5,951	6,151
Diageo Capital plc	2.625%	4/29/23	14,376	13,889
Diageo Capital plc	3.500%	9/18/23	270	272
Diageo Capital plc	3.875%	5/18/28	1,000	1,008
Diageo Capital plc	5.875%	9/30/36	2,672	3,270
Diageo Capital plc	3.875%	4/29/43	5,866	5,672
Diageo Investment Corp.	2.875%	5/11/22	16,025	15,767
Diageo Investment Corp.	7.450%	4/15/35	1,250	1,743

78

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Diageo Investment Corp.	4.250%	5/11/42	4,747	4,820
Dignity Health California GO	2.637%	11/1/19	3,000	2,978
Dignity Health California GO	3.125%	11/1/22	2,100	2,061
Dignity Health California GO	3.812%	11/1/24	4,675	4,607
Dignity Health California GO	4.500%	11/1/42	6,375	6,083
Dignity Health California GO	5.267%	11/1/64	2,075	2,110
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,320	1,294
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	4,072	3,864
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	5,400	5,171
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	500	470
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	4,374	3,820
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	6,900	6,382
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	678	869
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	7,037	6,524
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	950	867
Duke University Health System Inc.	3.920%	6/1/47	6,005	5,922
Edwards Lifesciences Corp.	4.300%	6/15/28	3,625	3,617
Eli Lilly & Co.	2.350%	5/15/22	1,750	1,702
Eli Lilly & Co.	2.750%	6/1/25	8,705	8,288
Eli Lilly & Co.	3.100%	5/15/27	9,275	8,867
Eli Lilly & Co.	5.550%	3/15/37	4,194	4,982
Eli Lilly & Co.	3.700%	3/1/45	10,392	9,817
Eli Lilly & Co.	3.950%	5/15/47	6,613	6,489
Estee Lauder Cos. Inc.	1.800%	2/7/20	8,000	7,872
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,195	4,994
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,025	6,767
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,462	4,263
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,318	5,608
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,625	7,739
Express Scripts Holding Co.	2.600%	11/30/20	8,000	7,840
Express Scripts Holding Co.	3.300%	2/25/21	20,750	20,622
Express Scripts Holding Co.	4.750%	11/15/21	15,223	15,697
Express Scripts Holding Co.	3.900%	2/15/22	17,807	17,858
Express Scripts Holding Co.	3.050%	11/30/22	9,500	9,137
Express Scripts Holding Co.	3.000%	7/15/23	14,217	13,492
Express Scripts Holding Co.	3.500%	6/15/24	5,112	4,896
Express Scripts Holding Co.	4.500%	2/25/26	21,774	21,625
Express Scripts Holding Co.	3.400%	3/1/27	20,480	18,703
Express Scripts Holding Co.	6.125%	11/15/41	5,094	5,652
Express Scripts Holding Co.	4.800%	7/15/46	25,305	24,031
Flowers Foods Inc.	4.375%	4/1/22	6,575	6,742
Flowers Foods Inc.	3.500%	10/1/26	3,000	2,839
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,160	1,098
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	4,065	4,002
General Mills Inc.	2.200%	10/21/19	9,100	8,993
General Mills Inc.	3.150%	12/15/21	10,478	10,335
General Mills Inc.	2.600%	10/12/22	6,355	6,070
General Mills Inc.	3.700%	10/17/23	9,375	9,267
General Mills Inc.	3.650%	2/15/24	250	247
General Mills Inc.	3.200%	2/10/27	6,575	6,012
General Mills Inc.	4.200%	4/17/28	13,896	13,593
General Mills Inc.	4.550%	4/17/38	5,400	5,142
General Mills Inc.	5.400%	6/15/40	4,425	4,622
General Mills Inc.	4.150%	2/15/43	2,575	2,277
General Mills Inc.	4.700%	4/17/48	9,900	9,455
Gilead Sciences Inc.	1.850%	9/20/19	10,465	10,349
Gilead Sciences Inc.	2.350%	2/1/20	3,146	3,115
Gilead Sciences Inc.	2.550%	9/1/20	20,736	20,484
Gilead Sciences Inc.	4.500%	4/1/21	11,061	11,408
Gilead Sciences Inc.	4.400%	12/1/21	22,084	22,800
Gilead Sciences Inc.	1.950%	3/1/22	4,750	4,532
Gilead Sciences Inc.	3.250%	9/1/22	7,875	7,828
Gilead Sciences Inc.	2.500%	9/1/23	11,660	11,112
Gilead Sciences Inc.	3.700%	4/1/24	32,100	32,160

79

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Gilead Sciences Inc.	3.500%	2/1/25	12,155	11,968
Gilead Sciences Inc.	3.650%	3/1/26	30,905	30,504
Gilead Sciences Inc.	2.950%	3/1/27	12,568	11,727
Gilead Sciences Inc.	4.600%	9/1/35	10,929	11,202
Gilead Sciences Inc.	4.000%	9/1/36	5,882	5,646
Gilead Sciences Inc.	5.650%	12/1/41	9,335	10,700
Gilead Sciences Inc.	4.800%	4/1/44	20,444	21,306
Gilead Sciences Inc.	4.500%	2/1/45	18,774	18,742
Gilead Sciences Inc.	4.750%	3/1/46	24,095	24,806
Gilead Sciences Inc.	4.150%	3/1/47	23,091	22,043
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,745	9,487
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	15,000	15,008
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	15,000	14,986
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	18,075	18,220
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,773	4,290
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	30,933	39,650
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,325	5,365
GlaxoSmithKline Capital plc	3.125%	5/14/21	18,000	18,000
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,656	8,503
Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,254
Hackensack Meridian Health Inc.	4.211%	7/1/48	6,250	6,327
Hasbro Inc.	3.150%	5/15/21	1,590	1,576
Hasbro Inc.	6.350%	3/15/40	5,026	5,495
Hasbro Inc.	5.100%	5/15/44	6,870	6,510
Hershey Co.	2.900%	5/15/20	3,800	3,794
Hershey Co.	4.125%	12/1/20	6,295	6,462
Hershey Co.	3.100%	5/15/21	4,850	4,853
Hershey Co.	2.625%	5/1/23	7,400	7,142
Hershey Co.	3.375%	5/15/23	8,500	8,508
Hershey Co.	3.200%	8/21/25	3,120	3,041
Hershey Co.	2.300%	8/15/26	5,575	5,037
Hillshire Brands Co.	4.100%	9/15/20	2,002	2,032
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,250	6,282
Ingredion Inc.	4.625%	11/1/20	1,185	1,218
Ingredion Inc.	3.200%	10/1/26	5,485	5,114
JM Smucker Co.	2.200%	12/6/19	3,790	3,745
JM Smucker Co.	2.500%	3/15/20	10,500	10,371
JM Smucker Co.	3.500%	10/15/21	7,225	7,244
JM Smucker Co.	3.000%	3/15/22	2,495	2,444
JM Smucker Co.	3.500%	3/15/25	5,945	5,682
JM Smucker Co.	3.375%	12/15/27	9,150	8,528
JM Smucker Co.	4.250%	3/15/35	5,800	5,487
JM Smucker Co.	4.375%	3/15/45	6,750	6,253
Johns Hopkins Health System Corp.	3.837%	5/15/46	5,000	4,863
Johnson & Johnson	1.875%	12/5/19	6,500	6,428
Johnson & Johnson	2.950%	9/1/20	4,146	4,168
Johnson & Johnson	1.950%	11/10/20	3,150	3,095
Johnson & Johnson	1.650%	3/1/21	10,905	10,592
Johnson & Johnson	2.450%	12/5/21	6,950	6,872
Johnson & Johnson	2.250%	3/3/22	12,343	12,069
Johnson & Johnson	2.050%	3/1/23	10,400	9,950
Johnson & Johnson	3.375%	12/5/23	8,350	8,438
Johnson & Johnson	2.625%	1/15/25	8,000	7,655
Johnson & Johnson	2.450%	3/1/26	21,816	20,461
Johnson & Johnson	2.950%	3/3/27	11,250	10,826
Johnson & Johnson	2.900%	1/15/28	15,918	15,166
Johnson & Johnson	6.950%	9/1/29	3,170	4,147
Johnson & Johnson	4.950%	5/15/33	6,285	7,080
Johnson & Johnson	4.375%	12/5/33	13,174	14,073
Johnson & Johnson	3.550%	3/1/36	10,554	10,189
Johnson & Johnson	3.625%	3/3/37	13,350	13,020
Johnson & Johnson	5.950%	8/15/37	10,075	12,854
Johnson & Johnson	3.400%	1/15/38	10,302	9,682
Johnson & Johnson	5.850%	7/15/38	4,292	5,447

80

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Johnson & Johnson	4.500%	9/1/40	7,021	7,565
Johnson & Johnson	4.850%	5/15/41	210	237
Johnson & Johnson	4.500%	12/5/43	7,623	8,252
Johnson & Johnson	3.700%	3/1/46	21,193	20,511
Johnson & Johnson	3.750%	3/3/47	19,220	18,787
Johnson & Johnson	3.500%	1/15/48	10,428	9,716
Kaiser Foundation Hospitals	3.500%	4/1/22	3,365	3,395
Kaiser Foundation Hospitals	3.150%	5/1/27	6,200	5,951
Kaiser Foundation Hospitals	4.875%	4/1/42	8,475	9,478
Kaiser Foundation Hospitals	4.150%	5/1/47	13,876	14,014
Kellogg Co.	4.150%	11/15/19	1,300	1,319
Kellogg Co.	4.000%	12/15/20	8,275	8,445
Kellogg Co.	3.250%	5/14/21	5,000	5,001
Kellogg Co.	2.650%	12/1/23	10,800	10,262
Kellogg Co.	3.250%	4/1/26	6,525	6,108
Kellogg Co.	3.400%	11/15/27	10,000	9,270
Kellogg Co.	4.300%	5/15/28	2,500	2,469
Kellogg Co.	7.450%	4/1/31	900	1,135
Kellogg Co.	4.500%	4/1/46	13,350	12,619
Kimberly-Clark Corp.	3.625%	8/1/20	9,444	9,552
Kimberly-Clark Corp.	3.875%	3/1/21	575	587
Kimberly-Clark Corp.	2.400%	3/1/22	5,925	5,764
Kimberly-Clark Corp.	2.400%	6/1/23	4,347	4,174
Kimberly-Clark Corp.	3.050%	8/15/25	4,130	3,969
Kimberly-Clark Corp.	2.750%	2/15/26	4,660	4,366
Kimberly-Clark Corp.	6.625%	8/1/37	2,253	2,997
Kimberly-Clark Corp.	5.300%	3/1/41	8,368	9,758
Kimberly-Clark Corp.	3.700%	6/1/43	2,485	2,287
Kimberly-Clark Corp.	3.200%	7/30/46	7,040	6,020
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,775	3,030
Koninklijke Philips NV	6.875%	3/11/38	4,000	5,308
Koninklijke Philips NV	5.000%	3/15/42	7,825	8,673
Kraft Foods Group Inc.	5.375%	2/10/20	8,438	8,727
Kraft Foods Group Inc.	3.500%	6/6/22	16,506	16,343
Kraft Foods Group Inc.	6.875%	1/26/39	14,854	17,511
Kraft Foods Group Inc.	6.500%	2/9/40	5,485	6,180
Kraft Foods Group Inc.	5.000%	6/4/42	24,204	23,002
Kraft Heinz Foods Co.	2.800%	7/2/20	19,552	19,397
Kraft Heinz Foods Co.	3.375%	6/15/21	7,000	7,010
Kraft Heinz Foods Co.	3.500%	7/15/22	8,550	8,457
Kraft Heinz Foods Co.	4.000%	6/15/23	14,000	13,973
Kraft Heinz Foods Co.	3.950%	7/15/25	21,170	20,578
Kraft Heinz Foods Co.	3.000%	6/1/26	21,335	19,242
Kraft Heinz Foods Co.	4.625%	1/30/29	10,875	10,774
Kraft Heinz Foods Co.	5.000%	7/15/35	9,495	9,355
Kraft Heinz Foods Co.	5.200%	7/15/45	20,267	19,691
Kraft Heinz Foods Co.	4.375%	6/1/46	34,017	29,321
Kroger Co.	2.950%	11/1/21	7,384	7,245
Kroger Co.	4.450%	2/1/47	13,764	12,573
Kroger Co.	4.650%	1/15/48	5,650	5,301
Laboratory Corp. of America Holdings	2.625%	2/1/20	2,825	2,804
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,730	6,655
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,315	1,322
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,800	1,823
Laboratory Corp. of America Holdings	3.250%	9/1/24	6,500	6,276
Laboratory Corp. of America Holdings	3.600%	2/1/25	10,700	10,444
Laboratory Corp. of America Holdings	3.600%	9/1/27	7,450	7,044
Laboratory Corp. of America Holdings	4.700%	2/1/45	10,045	9,718
Life Technologies Corp.	6.000%	3/1/20	1,944	2,026
Life Technologies Corp.	5.000%	1/15/21	3,725	3,851
9 Maple Escrow Subsidiary Inc.	3.551%	5/25/21	12,000	11,992
9 Maple Escrow Subsidiary Inc.	4.057%	5/25/23	21,475	21,554
9 Maple Escrow Subsidiary Inc.	4.417%	5/25/25	10,175	10,229
9 Maple Escrow Subsidiary Inc.	4.597%	5/25/28	27,000	27,042

81

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
9 Maple Escrow Subsidiary Inc.	4.985%	5/25/38	3,500	3,516
9 Maple Escrow Subsidiary Inc.	5.085%	5/25/48	8,250	8,309
4 Mayo Clinic	3.774%	11/15/43	6,202	6,025
4 Mayo Clinic	4.000%	11/15/47	3,275	3,242
4 Mayo Clinic	4.128%	11/15/52	1,975	2,017
McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,057
McCormick & Co. Inc.	2.700%	8/15/22	1,455	1,406
McCormick & Co. Inc.	3.150%	8/15/24	10,200	9,748
McCormick & Co. Inc.	3.400%	8/15/27	16,025	15,159
McCormick & Co. Inc.	4.200%	8/15/47	1,700	1,607
McKesson Corp.	2.700%	12/15/22	5,800	5,554
McKesson Corp.	2.850%	3/15/23	250	239
McKesson Corp.	3.796%	3/15/24	12,580	12,410
McKesson Corp.	3.950%	2/16/28	4,632	4,489
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,510	5,647
Mead Johnson Nutrition Co.	3.000%	11/15/20	5,644	5,618
Mead Johnson Nutrition Co.	4.125%	11/15/25	8,175	8,335
Mead Johnson Nutrition Co.	5.900%	11/1/39	6,975	8,347
Mead Johnson Nutrition Co.	4.600%	6/1/44	5,215	5,399
Medtronic Global Holdings SCA	3.350%	4/1/27	9,148	8,913
Medtronic Inc.	2.500%	3/15/20	42,299	41,975
Medtronic Inc.	3.125%	3/15/22	5,463	5,431
Medtronic Inc.	3.150%	3/15/22	39,519	39,227
Medtronic Inc.	2.750%	4/1/23	950	922
Medtronic Inc.	3.625%	3/15/24	9,611	9,661
Medtronic Inc.	3.500%	3/15/25	41,653	41,194
Medtronic Inc.	4.375%	3/15/35	35,297	36,500
Medtronic Inc.	6.500%	3/15/39	2,516	3,196
Medtronic Inc.	5.550%	3/15/40	4,325	5,035
Medtronic Inc.	4.500%	3/15/42	5,560	5,732
Medtronic Inc.	4.625%	3/15/44	5,418	5,698
Medtronic Inc.	4.625%	3/15/45	49,979	52,862
Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	1,175	1,359
Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	7,750	7,856
Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	1,000	1,032
Merck & Co. Inc.	1.850%	2/10/20	10,960	10,794
Merck & Co. Inc.	3.875%	1/15/21	12,017	12,255
Merck & Co. Inc.	2.350%	2/10/22	12,578	12,249
Merck & Co. Inc.	2.400%	9/15/22	9,730	9,429
Merck & Co. Inc.	2.800%	5/18/23	20,099	19,656
Merck & Co. Inc.	2.750%	2/10/25	27,930	26,694
Merck & Co. Inc.	3.600%	9/15/42	9,637	9,055
Merck & Co. Inc.	4.150%	5/18/43	13,812	14,112
Merck & Co. Inc.	3.700%	2/10/45	23,656	22,497
Molson Coors Brewing Co.	1.450%	7/15/19	4,880	4,799
Molson Coors Brewing Co.	2.250%	3/15/20	7,200	7,080
Molson Coors Brewing Co.	2.100%	7/15/21	8,425	8,078
Molson Coors Brewing Co.	3.500%	5/1/22	600	599
Molson Coors Brewing Co.	3.000%	7/15/26	21,815	19,841
Molson Coors Brewing Co.	5.000%	5/1/42	12,483	12,550
Molson Coors Brewing Co.	4.200%	7/15/46	19,412	17,405
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,775	2,699
Mylan Inc.	4.200%	11/29/23	12,443	12,465
9 Mylan Inc.	4.550%	4/15/28	8,075	7,890
Mylan Inc.	5.400%	11/29/43	5,775	5,711
9 Mylan Inc.	5.200%	4/15/48	8,700	8,379
Mylan NV	3.150%	6/15/21	12,680	12,520
Mylan NV	3.950%	6/15/26	23,635	22,566
Mylan NV	5.250%	6/15/46	10,325	9,975
New York & Presbyterian Hospital	4.024%	8/1/45	7,246	7,261
New York & Presbyterian Hospital	4.063%	8/1/56	4,750	4,715
Newell Brands Inc.	2.875%	12/1/19	6,025	5,988
Newell Brands Inc.	3.150%	4/1/21	15,090	14,939
Newell Brands Inc.	4.000%	6/15/22	250	249

82

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Newell Brands Inc.	3.850%	4/1/23	28,846	28,411
Newell Brands Inc.	4.000%	12/1/24	10,825	10,643
Newell Brands Inc.	3.900%	11/1/25	5,125	4,847
Newell Brands Inc.	4.200%	4/1/26	22,315	21,559
Newell Brands Inc.	5.375%	4/1/36	6,560	6,452
Newell Brands Inc.	5.500%	4/1/46	18,833	18,333
Northwell Healthcare Inc.	3.979%	11/1/46	9,475	8,687
Northwell Healthcare Inc.	4.260%	11/1/47	11,000	10,575
Novartis Capital Corp.	1.800%	2/14/20	23,950	23,569
Novartis Capital Corp.	4.400%	4/24/20	10,726	11,006
Novartis Capital Corp.	2.400%	5/17/22	20,750	20,177
Novartis Capital Corp.	2.400%	9/21/22	21,894	21,205
Novartis Capital Corp.	3.400%	5/6/24	6,325	6,309
Novartis Capital Corp.	3.000%	11/20/25	9,498	9,139
Novartis Capital Corp.	3.100%	5/17/27	14,545	13,961
Novartis Capital Corp.	3.700%	9/21/42	7,513	7,142
Novartis Capital Corp.	4.400%	5/6/44	21,135	22,591
Novartis Capital Corp.	4.000%	11/20/45	12,831	12,808
NYU Hospitals Center	4.784%	7/1/44	4,400	4,818
4 NYU Hospitals Center	4.368%	7/1/47	6,190	6,284
Orlando Health Obligated Group	4.089%	10/1/48	2,750	2,728
Partners Healthcare System Inc.	3.765%	7/1/48	875	819
Partners Healthcare System Inc.	4.117%	7/1/55	3,125	3,099
PepsiCo Inc.	1.350%	10/4/19	7,100	6,985
PepsiCo Inc.	4.500%	1/15/20	8,247	8,465
PepsiCo Inc.	1.850%	4/30/20	14,946	14,673
PepsiCo Inc.	2.150%	10/14/20	20,178	19,857
PepsiCo Inc.	3.125%	11/1/20	6,388	6,421
PepsiCo Inc.	2.000%	4/15/21	12,450	12,134
PepsiCo Inc.	3.000%	8/25/21	12,712	12,714
PepsiCo Inc.	1.700%	10/6/21	8,500	8,127
PepsiCo Inc.	2.750%	3/5/22	13,095	12,949
PepsiCo Inc.	2.250%	5/2/22	3,925	3,795
PepsiCo Inc.	3.100%	7/17/22	5,525	5,512
PepsiCo Inc.	2.750%	3/1/23	5,691	5,558
PepsiCo Inc.	3.600%	3/1/24	7,213	7,297
PepsiCo Inc.	2.750%	4/30/25	12,213	11,642
PepsiCo Inc.	3.500%	7/17/25	11,170	11,124
PepsiCo Inc.	2.850%	2/24/26	4,080	3,875
PepsiCo Inc.	2.375%	10/6/26	14,440	13,170
PepsiCo Inc.	3.000%	10/15/27	23,679	22,446
PepsiCo Inc.	5.500%	1/15/40	10,885	12,876
PepsiCo Inc.	4.875%	11/1/40	5,262	5,813
PepsiCo Inc.	4.000%	3/5/42	11,400	11,176
PepsiCo Inc.	3.600%	8/13/42	7,378	6,847
PepsiCo Inc.	4.250%	10/22/44	7,425	7,542
PepsiCo Inc.	4.600%	7/17/45	7,970	8,508
PepsiCo Inc.	4.450%	4/14/46	11,401	11,960
PepsiCo Inc.	3.450%	10/6/46	9,125	8,136
PepsiCo Inc.	4.000%	5/2/47	9,075	8,906
PerkinElmer Inc.	5.000%	11/15/21	5,425	5,649
Perrigo Finance Unlimited Co.	3.500%	3/15/21	2,023	2,008
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,167	2,142
Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,300	9,998
Perrigo Finance Unlimited Co.	4.375%	3/15/26	18,231	17,832
Perrigo Finance Unlimited Co.	4.900%	12/15/44	11,187	10,428
Pfizer Inc.	1.700%	12/15/19	30,175	29,759
Pfizer Inc.	1.950%	6/3/21	18,925	18,413
Pfizer Inc.	2.200%	12/15/21	5,054	4,915
Pfizer Inc.	3.000%	6/15/23	9,910	9,796
Pfizer Inc.	3.400%	5/15/24	5,059	5,061
Pfizer Inc.	2.750%	6/3/26	13,410	12,669
Pfizer Inc.	3.000%	12/15/26	20,148	19,321
Pfizer Inc.	4.000%	12/15/36	12,275	12,305

83

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pfizer Inc.	7.200%	3/15/39	13,989	19,390
Pfizer Inc.	4.300%	6/15/43	8,246	8,423
Pfizer Inc.	4.400%	5/15/44	10,725	11,128
Pfizer Inc.	4.125%	12/15/46	21,479	21,601
Pharmacia LLC	6.600%	12/1/28	5,975	7,369
Philip Morris International Inc.	2.000%	2/21/20	9,175	9,028
Philip Morris International Inc.	4.500%	3/26/20	1,130	1,157
Philip Morris International Inc.	1.875%	2/25/21	4,576	4,422
Philip Morris International Inc.	4.125%	5/17/21	3,077	3,146
Philip Morris International Inc.	2.900%	11/15/21	3,890	3,827
Philip Morris International Inc.	2.375%	8/17/22	8,200	7,848
Philip Morris International Inc.	2.500%	8/22/22	2,020	1,943
Philip Morris International Inc.	2.500%	11/2/22	8,025	7,704
Philip Morris International Inc.	2.625%	3/6/23	6,340	6,062
Philip Morris International Inc.	2.125%	5/10/23	7,000	6,534
Philip Morris International Inc.	3.600%	11/15/23	5,450	5,423
Philip Morris International Inc.	3.250%	11/10/24	11,475	11,101
Philip Morris International Inc.	3.375%	8/11/25	8,024	7,800
Philip Morris International Inc.	2.750%	2/25/26	17,200	15,993
Philip Morris International Inc.	3.125%	8/17/27	1,885	1,781
Philip Morris International Inc.	3.125%	3/2/28	5,425	5,116
Philip Morris International Inc.	6.375%	5/16/38	17,192	20,764
Philip Morris International Inc.	4.375%	11/15/41	10,950	10,541
Philip Morris International Inc.	4.500%	3/20/42	6,138	5,999
Philip Morris International Inc.	3.875%	8/21/42	5,710	5,089
Philip Morris International Inc.	4.125%	3/4/43	6,035	5,616
Philip Morris International Inc.	4.875%	11/15/43	13,053	13,373
Philip Morris International Inc.	4.250%	11/10/44	13,505	12,770
4 Procter & Gamble - Esop	9.360%	1/1/21	2,017	2,184
Procter & Gamble Co.	1.750%	10/25/19	12,230	12,090
Procter & Gamble Co.	1.900%	11/1/19	6,080	6,021
Procter & Gamble Co.	1.900%	10/23/20	10,940	10,718
Procter & Gamble Co.	1.850%	2/2/21	3,541	3,448
Procter & Gamble Co.	1.700%	11/3/21	10,986	10,561
Procter & Gamble Co.	2.300%	2/6/22	9,778	9,523
Procter & Gamble Co.	2.150%	8/11/22	940	906
Procter & Gamble Co.	3.100%	8/15/23	12,642	12,610
Procter & Gamble Co.	2.700%	2/2/26	7,450	7,058
Procter & Gamble Co.	2.450%	11/3/26	8,850	8,173
Procter & Gamble Co.	2.850%	8/11/27	1,195	1,129
Procter & Gamble Co.	3.500%	10/25/47	11,935	10,889
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,000	1,865
4 Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,653	4,340
4 Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,850	3,681
Quest Diagnostics Inc.	4.750%	1/30/20	2,650	2,714
Quest Diagnostics Inc.	2.500%	3/30/20	3,350	3,309
Quest Diagnostics Inc.	4.700%	4/1/21	2,750	2,836
Quest Diagnostics Inc.	4.250%	4/1/24	4,665	4,738
Quest Diagnostics Inc.	3.500%	3/30/25	5,420	5,215
Quest Diagnostics Inc.	3.450%	6/1/26	6,579	6,281
Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,500
Quest Diagnostics Inc.	4.700%	3/30/45	2,032	2,025
Reynolds American Inc.	6.875%	5/1/20	1,580	1,677
Reynolds American Inc.	3.250%	6/12/20	12,570	12,545
Reynolds American Inc.	4.000%	6/12/22	8,610	8,665
Reynolds American Inc.	4.850%	9/15/23	3,425	3,561
Reynolds American Inc.	4.450%	6/12/25	36,425	36,648
Reynolds American Inc.	5.700%	8/15/35	11,892	12,773
Reynolds American Inc.	7.250%	6/15/37	3,234	4,133
Reynolds American Inc.	8.125%	5/1/40	2,569	3,560
Reynolds American Inc.	7.000%	8/4/41	3,375	4,230
Reynolds American Inc.	5.850%	8/15/45	23,084	25,328
RWJ Barnabas Health Inc.	3.949%	7/1/46	4,795	4,597
Sanofi	4.000%	3/29/21	13,823	14,145

84

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sanofi	3.375%	6/19/23	15,000	15,035
Sanofi	3.625%	6/19/28	14,575	14,465
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	65,650	64,623
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	36,335	34,827
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	38,060	35,828
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	32,390	29,582
SSM Health Care Corp.	3.688%	6/1/23	6,450	6,474
SSM Health Care Corp.	3.823%	6/1/27	5,200	5,176
Stanford Health Care	3.795%	11/15/48	6,350	6,132
Stryker Corp.	4.375%	1/15/20	811	826
Stryker Corp.	2.625%	3/15/21	20,325	19,945
Stryker Corp.	3.375%	5/15/24	11,300	11,077
Stryker Corp.	3.375%	11/1/25	8,225	7,898
Stryker Corp.	3.500%	3/15/26	9,015	8,732
Stryker Corp.	3.650%	3/7/28	4,000	3,902
Stryker Corp.	4.375%	5/15/44	3,725	3,637
Stryker Corp.	4.625%	3/15/46	10,085	10,233
Sutter Health	3.695%	8/15/28	6,700	6,660
Sutter Health	4.091%	8/15/48	5,050	4,905
Sysco Corp.	2.600%	10/1/20	6,075	5,993
Sysco Corp.	2.500%	7/15/21	4,750	4,631
Sysco Corp.	2.600%	6/12/22	1,150	1,110
Sysco Corp.	3.550%	3/15/25	4,510	4,408
Sysco Corp.	3.750%	10/1/25	5,950	5,873
Sysco Corp.	3.300%	7/15/26	8,766	8,286
Sysco Corp.	3.250%	7/15/27	17,186	16,259
Sysco Corp.	4.850%	10/1/45	4,215	4,298
Sysco Corp.	4.500%	4/1/46	5,115	4,980
Sysco Corp.	4.450%	3/15/48	6,450	6,192
4 Texas Health Resources	4.330%	11/15/55	1,725	1,823
The Kroger Co.	1.500%	9/30/19	4,725	4,632
The Kroger Co.	6.150%	1/15/20	11,699	12,205
The Kroger Co.	3.300%	1/15/21	4,207	4,196
The Kroger Co.	2.600%	2/1/21	3,594	3,522
The Kroger Co.	3.400%	4/15/22	3,683	3,655
The Kroger Co.	2.800%	8/1/22	2,375	2,295
The Kroger Co.	3.850%	8/1/23	6,340	6,348
The Kroger Co.	4.000%	2/1/24	5,186	5,198
The Kroger Co.	3.500%	2/1/26	4,300	4,083
The Kroger Co.	2.650%	10/15/26	9,900	8,754
The Kroger Co.	3.700%	8/1/27	5,200	4,965
The Kroger Co.	7.700%	6/1/29	7,050	8,571
The Kroger Co.	8.000%	9/15/29	4,185	5,208
The Kroger Co.	7.500%	4/1/31	4,820	5,973
The Kroger Co.	6.900%	4/15/38	4,969	5,951
The Kroger Co.	5.400%	7/15/40	2,218	2,273
The Kroger Co.	5.000%	4/15/42	1,550	1,501
The Kroger Co.	5.150%	8/1/43	2,155	2,129
The Kroger Co.	3.875%	10/15/46	5,365	4,457
The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,065	12,829
Thermo Fisher Scientific Inc.	4.700%	5/1/20	750	771
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,800	9,086
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,296	7,333
Thermo Fisher Scientific Inc.	3.300%	2/15/22	8,855	8,812
Thermo Fisher Scientific Inc.	3.150%	1/15/23	4,465	4,365
Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,650	12,306
Thermo Fisher Scientific Inc.	4.150%	2/1/24	7,039	7,146
Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,375	8,195
Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,955	11,979
Thermo Fisher Scientific Inc.	3.200%	8/15/27	8,375	7,827
Thermo Fisher Scientific Inc.	5.300%	2/1/44	7,051	7,776
Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,575	5,257
Trinity Health Corp.	4.125%	12/1/45	6,690	6,544
Tupperware Brands Corp.	4.750%	6/1/21	5,960	6,109

85

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tyson Foods Inc.	2.650%	8/15/19	13,131	13,090
Tyson Foods Inc.	2.250%	8/23/21	2,250	2,165
Tyson Foods Inc.	4.500%	6/15/22	16,483	16,925
Tyson Foods Inc.	3.950%	8/15/24	14,271	14,261
Tyson Foods Inc.	3.550%	6/2/27	14,490	13,685
Tyson Foods Inc.	4.875%	8/15/34	10,079	10,241
Tyson Foods Inc.	5.150%	8/15/44	4,200	4,347
Tyson Foods Inc.	4.550%	6/2/47	8,625	8,249
Unilever Capital Corp.	2.100%	7/30/20	8,750	8,573
Unilever Capital Corp.	4.250%	2/10/21	10,720	11,010
Unilever Capital Corp.	1.375%	7/28/21	8,930	8,449
Unilever Capital Corp.	2.600%	5/5/24	11,975	11,429
Unilever Capital Corp.	3.100%	7/30/25	7,200	7,000
Unilever Capital Corp.	2.000%	7/28/26	10,125	9,008
Unilever Capital Corp.	3.500%	3/22/28	3,000	2,986
Unilever Capital Corp.	5.900%	11/15/32	4,300	5,277
Whirlpool Corp.	4.850%	6/15/21	2,763	2,863
Whirlpool Corp.	4.700%	6/1/22	4,030	4,181
Whirlpool Corp.	4.000%	3/1/24	3,429	3,454
Whirlpool Corp.	3.700%	5/1/25	2,655	2,591
Whirlpool Corp.	4.500%	6/1/46	6,707	6,220
Wyeth LLC	7.250%	3/1/23	2,400	2,794
Wyeth LLC	6.450%	2/1/24	5,625	6,498
Wyeth LLC	6.500%	2/1/34	6,675	8,434
Wyeth LLC	6.000%	2/15/36	5,415	6,642
Wyeth LLC	5.950%	4/1/37	34,268	41,737
Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,998
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,850	1,885
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	27,625	27,353
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	5,775	5,731
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,925	8,726
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,500	2,496
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,780	20,713
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	1,875
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	5,720	5,360
Zoetis Inc.	3.450%	11/13/20	5,000	5,014
Zoetis Inc.	3.250%	2/1/23	14,045	13,785
Zoetis Inc.	4.500%	11/13/25	5,200	5,379
Zoetis Inc.	3.000%	9/12/27	9,329	8,599
Zoetis Inc.	4.700%	2/1/43	12,553	12,884
Zoetis Inc.	3.950%	9/12/47	4,850	4,492
Energy (2.5%)
Anadarko Finance Co.	7.500%	5/1/31	8,811	10,843
Anadarko Petroleum Corp.	4.850%	3/15/21	2,733	2,815
Anadarko Petroleum Corp.	3.450%	7/15/24	7,578	7,300
Anadarko Petroleum Corp.	5.550%	3/15/26	23,663	25,300
Anadarko Petroleum Corp.	6.450%	9/15/36	17,635	20,371
Anadarko Petroleum Corp.	7.950%	6/15/39	3,405	4,472
Anadarko Petroleum Corp.	6.200%	3/15/40	13,773	15,477
Anadarko Petroleum Corp.	4.500%	7/15/44	1,915	1,767
Anadarko Petroleum Corp.	6.600%	3/15/46	10,795	12,985
Andeavor	5.375%	10/1/22	2,125	2,170
Andeavor	4.750%	12/15/23	25,705	26,669
Andeavor	5.125%	4/1/24	1,000	1,031
Andeavor	5.125%	12/15/26	24,210	25,299
Andeavor	3.800%	4/1/28	5,700	5,376
Andeavor	4.500%	4/1/48	6,000	5,453
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	2,150	2,099
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	11,885	11,424
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	16,925	16,354
Apache Corp.	3.625%	2/1/21	5,600	5,618
Apache Corp.	3.250%	4/15/22	6,213	6,059
Apache Corp.	2.625%	1/15/23	1,375	1,306

86

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apache Corp.	6.000%	1/15/37	18,914	20,539
Apache Corp.	5.100%	9/1/40	14,161	14,035
Apache Corp.	5.250%	2/1/42	10,600	10,616
Apache Corp.	4.750%	4/15/43	9,595	9,088
Apache Corp.	4.250%	1/15/44	4,916	4,336
Apache Finance Canada Corp.	7.750%	12/15/29	5,215	6,328
Baker Hughes a GE Co. LLC	3.200%	8/15/21	10,677	10,678
Baker Hughes a GE Co. LLC	5.125%	9/15/40	13,382	14,298
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	2.773%	12/15/22	8,050	7,820
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	3.337%	12/15/27	14,145	13,162
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor
Inc.	4.080%	12/15/47	14,475	12,898
Boardwalk Pipelines LP	5.750%	9/15/19	50	51
Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,309
Boardwalk Pipelines LP	4.950%	12/15/24	7,950	8,107
Boardwalk Pipelines LP	5.950%	6/1/26	12,260	13,140
Boardwalk Pipelines LP	4.450%	7/15/27	8,500	8,250
BP Capital Markets plc	1.768%	9/19/19	5,290	5,220
BP Capital Markets plc	2.315%	2/13/20	28,818	28,525
BP Capital Markets plc	4.500%	10/1/20	800	825
BP Capital Markets plc	4.742%	3/11/21	17,445	18,209
BP Capital Markets plc	2.112%	9/16/21	9,351	9,023
BP Capital Markets plc	3.561%	11/1/21	15,140	15,290
BP Capital Markets plc	3.062%	3/17/22	4,075	4,049
BP Capital Markets plc	3.245%	5/6/22	20,261	20,182
BP Capital Markets plc	2.520%	9/19/22	7,950	7,631
BP Capital Markets plc	2.500%	11/6/22	14,457	13,911
BP Capital Markets plc	2.750%	5/10/23	24,150	23,345
BP Capital Markets plc	3.994%	9/26/23	5,805	5,933
BP Capital Markets plc	3.216%	11/28/23	16,207	15,901
BP Capital Markets plc	3.814%	2/10/24	5,981	6,034
BP Capital Markets plc	3.224%	4/14/24	707	693
BP Capital Markets plc	3.535%	11/4/24	23,801	23,598
BP Capital Markets plc	3.506%	3/17/25	14,381	14,236
BP Capital Markets plc	3.119%	5/4/26	13,798	13,180
BP Capital Markets plc	3.017%	1/16/27	3,985	3,766
BP Capital Markets plc	3.279%	9/19/27	17,660	16,954
BP Capital Markets plc	3.723%	11/28/28	13,684	13,586
Buckeye Partners LP	4.875%	2/1/21	340	348
Buckeye Partners LP	4.150%	7/1/23	4,175	4,128
Buckeye Partners LP	4.350%	10/15/24	400	395
Buckeye Partners LP	3.950%	12/1/26	8,480	7,686
Buckeye Partners LP	4.125%	12/1/27	3,100	2,816
Buckeye Partners LP	5.850%	11/15/43	6,750	6,468
Buckeye Partners LP	5.600%	10/15/44	1,865	1,675
Burlington Resources Finance Co.	7.200%	8/15/31	1,125	1,434
Burlington Resources Finance Co.	7.400%	12/1/31	5,240	6,828
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,563	5,541
Canadian Natural Resources Ltd.	2.950%	1/15/23	13,885	13,385
Canadian Natural Resources Ltd.	3.800%	4/15/24	4,823	4,763
Canadian Natural Resources Ltd.	3.900%	2/1/25	140	138
Canadian Natural Resources Ltd.	3.850%	6/1/27	14,703	14,338
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,393	6,630
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,852
Canadian Natural Resources Ltd.	5.850%	2/1/35	3,725	4,138
Canadian Natural Resources Ltd.	6.500%	2/15/37	6,847	8,120
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,049	12,922
Canadian Natural Resources Ltd.	6.750%	2/1/39	4,454	5,398
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,330	6,540
Cenovus Energy Inc.	5.700%	10/15/19	15,600	15,990
Cenovus Energy Inc.	3.000%	8/15/22	6,975	6,670
Cenovus Energy Inc.	3.800%	9/15/23	17,500	17,019

87

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cenovus Energy Inc.	4.250%	4/15/27	11,735	11,266
Cenovus Energy Inc.	5.250%	6/15/37	10,402	10,272
Cenovus Energy Inc.	6.750%	11/15/39	12,537	13,791
Cenovus Energy Inc.	4.450%	9/15/42	1,414	1,214
Cenovus Energy Inc.	5.200%	9/15/43	7,405	6,933
Cenovus Energy Inc.	5.400%	6/15/47	17,650	17,253
Chevron Corp.	2.193%	11/15/19	13,025	12,902
Chevron Corp.	1.961%	3/3/20	21,525	21,214
Chevron Corp.	1.991%	3/3/20	6,645	6,547
Chevron Corp.	2.427%	6/24/20	7,454	7,395
Chevron Corp.	2.419%	11/17/20	11,334	11,196
Chevron Corp.	2.100%	5/16/21	18,690	18,203
Chevron Corp.	2.411%	3/3/22	8,835	8,625
Chevron Corp.	2.498%	3/3/22	7,340	7,167
Chevron Corp.	2.355%	12/5/22	18,182	17,384
Chevron Corp.	3.191%	6/24/23	17,240	17,082
Chevron Corp.	2.895%	3/3/24	13,095	12,676
Chevron Corp.	3.326%	11/17/25	1,433	1,416
Chevron Corp.	2.954%	5/16/26	21,390	20,497
Cimarex Energy Co.	4.375%	6/1/24	13,700	13,858
Cimarex Energy Co.	3.900%	5/15/27	17,596	16,865
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,955	1,943
Columbia Pipeline Group Inc.	4.500%	6/1/25	17,205	17,228
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,575	6,135
Concho Resources Inc.	3.750%	10/1/27	19,836	19,043
Concho Resources Inc.	4.875%	10/1/47	4,500	4,573
ConocoPhillips	5.900%	10/15/32	12,526	14,609
ConocoPhillips	5.900%	5/15/38	4,837	5,771
ConocoPhillips	6.500%	2/1/39	18,907	23,981
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,570	6,630
ConocoPhillips Co.	4.950%	3/15/26	25,579	27,549
ConocoPhillips Co.	4.150%	11/15/34	5,994	5,953
ConocoPhillips Co.	4.300%	11/15/44	6,237	6,298
ConocoPhillips Co.	5.950%	3/15/46	7,699	9,512
ConocoPhillips Holding Co.	6.950%	4/15/29	8,359	10,281
Continental Resources Inc.	4.500%	4/15/23	3,700	3,760
Continental Resources Inc.	4.375%	1/15/28	18,235	18,121
Continental Resources Inc.	4.900%	6/1/44	6,700	6,566
Devon Energy Corp.	4.000%	7/15/21	5,365	5,439
Devon Energy Corp.	3.250%	5/15/22	19,447	19,022
Devon Energy Corp.	5.850%	12/15/25	2,201	2,417
Devon Energy Corp.	7.950%	4/15/32	5,100	6,534
Devon Energy Corp.	5.600%	7/15/41	11,698	12,588
Devon Energy Corp.	4.750%	5/15/42	6,951	6,768
Devon Energy Corp.	5.000%	6/15/45	8,898	8,992
Devon Financing Co. LLC	7.875%	9/30/31	12,287	15,517
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	5,250	5,183
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	13,585
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	7,622
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	5,850	6,105
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	5,005
Enable Midstream Partners LP	3.900%	5/15/24	9,994	9,641
Enable Midstream Partners LP	4.400%	3/15/27	10,950	10,338
Enable Midstream Partners LP	4.950%	5/15/28	8,135	7,914
Enable Midstream Partners LP	5.000%	5/15/44	925	812
Enbridge Energy Partners LP	4.375%	10/15/20	1,480	1,506
Enbridge Energy Partners LP	4.200%	9/15/21	593	598
Enbridge Energy Partners LP	5.875%	10/15/25	3,785	4,079
Enbridge Energy Partners LP	7.500%	4/15/38	11,485	14,203
Enbridge Energy Partners LP	5.500%	9/15/40	8,370	8,621
Enbridge Energy Partners LP	7.375%	10/15/45	4,116	5,205
Enbridge Inc.	2.900%	7/15/22	7,155	6,963
Enbridge Inc.	4.250%	12/1/26	12,500	12,433
Enbridge Inc.	3.700%	7/15/27	24,650	23,346

88

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Enbridge Inc.	4.500%	6/10/44	4,200	3,813
Enbridge Inc.	5.500%	12/1/46	4,350	4,679
Encana Corp.	3.900%	11/15/21	7,022	7,074
Encana Corp.	8.125%	9/15/30	1,300	1,663
Encana Corp.	7.375%	11/1/31	3,750	4,598
Encana Corp.	6.500%	8/15/34	7,780	9,015
Encana Corp.	6.625%	8/15/37	1,283	1,517
Encana Corp.	6.500%	2/1/38	10,300	12,104
Energy Transfer LP	4.150%	10/1/20	8,051	8,143
Energy Transfer LP	4.650%	6/1/21	4,725	4,843
Energy Transfer LP	5.200%	2/1/22	6,466	6,708
Energy Transfer LP	3.600%	2/1/23	25,011	24,388
Energy Transfer LP	4.900%	2/1/24	1,620	1,649
Energy Transfer LP	4.050%	3/15/25	12,425	11,967
Energy Transfer LP	4.750%	1/15/26	14,600	14,485
Energy Transfer LP	4.200%	4/15/27	5,750	5,439
Energy Transfer LP	8.250%	11/15/29	10	12
Energy Transfer LP	4.900%	3/15/35	4,345	3,905
Energy Transfer LP	6.625%	10/15/36	3,495	3,712
Energy Transfer LP	7.500%	7/1/38	7,457	8,627
Energy Transfer LP	6.050%	6/1/41	4,450	4,418
Energy Transfer LP	6.500%	2/1/42	12,419	12,865
Energy Transfer LP	5.150%	2/1/43	1,524	1,355
Energy Transfer LP	5.950%	10/1/43	4,685	4,572
Energy Transfer LP	5.150%	3/15/45	3,978	3,507
Energy Transfer LP	6.125%	12/15/45	11,050	11,001
Energy Transfer LP	5.300%	4/15/47	5,755	5,200
Energy Transfer Partners LP	4.200%	9/15/23	3,600	3,598
Energy Transfer Partners LP	4.950%	6/15/28	3,000	2,996
Energy Transfer Partners LP	5.800%	6/15/38	7,525	7,440
Energy Transfer Partners LP	6.000%	6/15/48	8,900	8,853
EnLink Midstream Partners LP	4.400%	4/1/24	16,675	16,011
EnLink Midstream Partners LP	4.150%	6/1/25	6,449	5,956
EnLink Midstream Partners LP	4.850%	7/15/26	11,275	10,662
EnLink Midstream Partners LP	5.600%	4/1/44	6,520	5,667
EnLink Midstream Partners LP	5.450%	6/1/47	3,000	2,540
Enterprise Products Operating LLC	2.550%	10/15/19	11,285	11,201
Enterprise Products Operating LLC	5.250%	1/31/20	1,095	1,130
Enterprise Products Operating LLC	5.200%	9/1/20	3,441	3,579
Enterprise Products Operating LLC	2.800%	2/15/21	9,700	9,578
Enterprise Products Operating LLC	2.850%	4/15/21	1,360	1,343
Enterprise Products Operating LLC	4.050%	2/15/22	475	484
Enterprise Products Operating LLC	3.350%	3/15/23	11,463	11,265
Enterprise Products Operating LLC	3.900%	2/15/24	18,790	18,842
Enterprise Products Operating LLC	3.750%	2/15/25	16,910	16,737
Enterprise Products Operating LLC	3.700%	2/15/26	6,721	6,574
Enterprise Products Operating LLC	3.950%	2/15/27	2,357	2,339
Enterprise Products Operating LLC	6.875%	3/1/33	5,493	6,744
Enterprise Products Operating LLC	6.650%	10/15/34	1,660	2,000
Enterprise Products Operating LLC	7.550%	4/15/38	2,994	3,915
Enterprise Products Operating LLC	6.125%	10/15/39	9,411	10,776
Enterprise Products Operating LLC	6.450%	9/1/40	1,043	1,251
Enterprise Products Operating LLC	5.950%	2/1/41	5,426	6,128
Enterprise Products Operating LLC	5.700%	2/15/42	6,995	7,702
Enterprise Products Operating LLC	4.850%	8/15/42	8,290	8,245
Enterprise Products Operating LLC	4.450%	2/15/43	19,498	18,228
Enterprise Products Operating LLC	4.850%	3/15/44	24,075	23,768
Enterprise Products Operating LLC	5.100%	2/15/45	2,342	2,408
Enterprise Products Operating LLC	4.900%	5/15/46	17,053	17,134
Enterprise Products Operating LLC	4.250%	2/15/48	25,600	23,812
Enterprise Products Operating LLC	4.950%	10/15/54	4,345	4,239
4 Enterprise Products Operating LLC	5.250%	8/16/77	3,075	2,861
4 Enterprise Products Operating LLC	5.375%	2/15/78	4,750	4,349
EOG Resources Inc.	2.450%	4/1/20	70	69

89

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
EOG Resources Inc.	4.400%	6/1/20	9,220	9,431
EOG Resources Inc.	4.100%	2/1/21	9,540	9,735
EOG Resources Inc.	2.625%	3/15/23	16,533	15,895
EOG Resources Inc.	3.150%	4/1/25	8,050	7,724
EOG Resources Inc.	4.150%	1/15/26	4,610	4,710
EOG Resources Inc.	3.900%	4/1/35	5,026	4,888
EQT Corp.	2.500%	10/1/20	2,900	2,828
EQT Corp.	4.875%	11/15/21	6,555	6,760
EQT Corp.	3.000%	10/1/22	4,350	4,178
EQT Corp.	3.900%	10/1/27	15,436	14,412
EQT Midstream Partners LP	4.750%	7/15/23	5,000	4,995
EQT Midstream Partners LP	4.000%	8/1/24	3,610	3,431
EQT Midstream Partners LP	4.125%	12/1/26	4,800	4,382
EQT Midstream Partners LP	5.500%	7/15/28	4,700	4,697
EQT Midstream Partners LP	6.500%	7/15/48	2,900	2,904
Exxon Mobil Corp.	1.912%	3/6/20	8,951	8,818
Exxon Mobil Corp.	2.222%	3/1/21	25,245	24,727
Exxon Mobil Corp.	2.397%	3/6/22	28,903	28,258
Exxon Mobil Corp.	2.726%	3/1/23	32,832	32,140
Exxon Mobil Corp.	2.709%	3/6/25	19,046	18,274
Exxon Mobil Corp.	3.043%	3/1/26	12,771	12,412
Exxon Mobil Corp.	3.567%	3/6/45	8,850	8,207
Exxon Mobil Corp.	4.114%	3/1/46	22,300	22,679
Halliburton Co.	3.500%	8/1/23	4,449	4,432
Halliburton Co.	3.800%	11/15/25	44,975	44,641
Halliburton Co.	4.850%	11/15/35	14,678	15,153
Halliburton Co.	6.700%	9/15/38	10,150	12,374
Halliburton Co.	7.450%	9/15/39	4,939	6,503
Halliburton Co.	4.500%	11/15/41	4,471	4,415
Halliburton Co.	4.750%	8/1/43	9,600	9,701
Halliburton Co.	5.000%	11/15/45	20,225	21,549
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	5,000	5,136
Hess Corp.	3.500%	7/15/24	5,100	4,827
Hess Corp.	4.300%	4/1/27	7,760	7,503
Hess Corp.	7.875%	10/1/29	6,883	8,280
Hess Corp.	7.300%	8/15/31	4,528	5,183
Hess Corp.	7.125%	3/15/33	4,642	5,311
Hess Corp.	6.000%	1/15/40	16,110	16,447
Hess Corp.	5.600%	2/15/41	13,628	13,735
Hess Corp.	5.800%	4/1/47	6,550	6,785
HollyFrontier Corp.	5.875%	4/1/26	2,520	2,696
Husky Energy Inc.	7.250%	12/15/19	6,216	6,566
Husky Energy Inc.	3.950%	4/15/22	12,571	12,681
Husky Energy Inc.	4.000%	4/15/24	15,468	15,466
Husky Energy Inc.	6.800%	9/15/37	2,966	3,608
Kerr-McGee Corp.	6.950%	7/1/24	9,512	10,809
Kerr-McGee Corp.	7.875%	9/15/31	3,204	4,048
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,358	5,642
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,200	2,305
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,546	7,528
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,785	6,088
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,500	12,967
Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,075	6,119
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,550	8,562
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,439	7,164
Kinder Morgan Energy Partners LP	3.500%	9/1/23	13,449	13,063
Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	448
Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,770	16,835
Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,770	1,766
Kinder Morgan Energy Partners LP	7.400%	3/15/31	135	156
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,824	3,294
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,549	5,675
Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,241	24,132
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,621	5,261

90

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,995	6,488
Kinder Morgan Energy Partners LP	6.550%	9/15/40	6,725	7,262
Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,562	7,793
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,650	1,765
Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,217	12,116
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,095	1,946
Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,474	10,224
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,491	3,226
Kinder Morgan Energy Partners LP	5.500%	3/1/44	11,977	11,800
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,859	1,806
Kinder Morgan Inc.	3.050%	12/1/19	11,408	11,393
Kinder Morgan Inc.	3.150%	1/15/23	2,596	2,499
Kinder Morgan Inc.	4.300%	6/1/25	12,000	11,924
Kinder Morgan Inc.	7.800%	8/1/31	4,250	5,114
Kinder Morgan Inc.	7.750%	1/15/32	9,703	11,802
Kinder Morgan Inc.	5.300%	12/1/34	12,277	12,093
Kinder Morgan Inc.	5.550%	6/1/45	23,396	23,464
Kinder Morgan Inc.	5.050%	2/15/46	250	236
Kinder Morgan Inc.	5.200%	3/1/48	5,000	4,832
Kinder Morgan Inc.	4.300%	3/1/28	11,500	11,157
Magellan Midstream Partners LP	6.550%	7/15/19	9,765	10,094
Magellan Midstream Partners LP	4.250%	2/1/21	3,745	3,821
Magellan Midstream Partners LP	5.000%	3/1/26	8,350	8,808
Magellan Midstream Partners LP	5.150%	10/15/43	176	184
Magellan Midstream Partners LP	4.250%	9/15/46	4,152	3,857
Magellan Midstream Partners LP	4.200%	10/3/47	8,465	7,741
Marathon Oil Corp.	2.700%	6/1/20	6,811	6,709
Marathon Oil Corp.	2.800%	11/1/22	18,128	17,380
Marathon Oil Corp.	3.850%	6/1/25	11,325	11,138
Marathon Oil Corp.	4.400%	7/15/27	6,952	6,985
Marathon Oil Corp.	6.800%	3/15/32	7,393	8,647
Marathon Oil Corp.	6.600%	10/1/37	6,305	7,535
Marathon Oil Corp.	5.200%	6/1/45	10,025	10,537
Marathon Petroleum Corp.	3.400%	12/15/20	5,725	5,736
Marathon Petroleum Corp.	5.125%	3/1/21	12,054	12,583
Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,196
Marathon Petroleum Corp.	6.500%	3/1/41	13,090	15,207
Marathon Petroleum Corp.	4.750%	9/15/44	2,957	2,810
Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,546
Marathon Petroleum Corp.	5.000%	9/15/54	4,528	4,157
MPLX LP	5.500%	2/15/23	5	5
MPLX LP	3.375%	3/15/23	4,775	4,667
MPLX LP	4.500%	7/15/23	22,390	22,872
MPLX LP	4.875%	12/1/24	31,160	32,168
MPLX LP	4.000%	2/15/25	3,822	3,745
MPLX LP	4.875%	6/1/25	3,373	3,463
MPLX LP	4.125%	3/1/27	12,916	12,351
MPLX LP	4.000%	3/15/28	10,000	9,499
MPLX LP	4.500%	4/15/38	16,500	15,218
MPLX LP	5.200%	3/1/47	11,700	11,567
MPLX LP	4.700%	4/15/48	18,375	16,966
MPLX LP	4.900%	4/15/58	6,550	5,804
Nabors Industries Inc.	9.250%	1/15/19	2,450	2,538
National Fuel Gas Co.	4.900%	12/1/21	1,062	1,095
National Fuel Gas Co.	3.750%	3/1/23	3,660	3,610
National Fuel Gas Co.	5.200%	7/15/25	1,200	1,234
National Fuel Gas Co.	3.950%	9/15/27	2,500	2,355
National Oilwell Varco Inc.	2.600%	12/1/22	26,111	24,805
National Oilwell Varco Inc.	3.950%	12/1/42	8,423	7,112
Noble Energy Inc.	4.150%	12/15/21	11,224	11,408
Noble Energy Inc.	3.900%	11/15/24	3,875	3,827
Noble Energy Inc.	3.850%	1/15/28	7,225	6,898
Noble Energy Inc.	6.000%	3/1/41	15,973	17,559
Noble Energy Inc.	5.250%	11/15/43	8,377	8,483

91

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Noble Energy Inc.	5.050%	11/15/44	6,900	6,871
Noble Energy Inc.	4.950%	8/15/47	6,380	6,362
Occidental Petroleum Corp.	4.100%	2/1/21	24,016	24,582
Occidental Petroleum Corp.	3.125%	2/15/22	7,140	7,114
Occidental Petroleum Corp.	2.700%	2/15/23	10,178	9,875
Occidental Petroleum Corp.	3.500%	6/15/25	4,470	4,417
Occidental Petroleum Corp.	3.400%	4/15/26	9,559	9,299
Occidental Petroleum Corp.	4.625%	6/15/45	8,131	8,474
Occidental Petroleum Corp.	4.400%	4/15/46	14,853	15,070
Occidental Petroleum Corp.	4.100%	2/15/47	6,100	5,951
Occidental Petroleum Corp.	4.200%	3/15/48	35	35
ONEOK Inc.	4.250%	2/1/22	12,000	12,166
ONEOK Inc.	7.500%	9/1/23	7,950	9,111
ONEOK Inc.	4.000%	7/13/27	2,800	2,708
ONEOK Inc.	4.550%	7/15/28	8,275	8,304
ONEOK Inc.	6.000%	6/15/35	1,000	1,086
ONEOK Inc.	4.950%	7/13/47	11,625	11,382
ONEOK Inc.	5.200%	7/15/48	4,375	4,450
ONEOK Partners LP	3.375%	10/1/22	13,237	13,042
ONEOK Partners LP	4.900%	3/15/25	7,219	7,442
ONEOK Partners LP	6.650%	10/1/36	14,169	16,739
ONEOK Partners LP	6.850%	10/15/37	6,625	7,910
ONEOK Partners LP	6.125%	2/1/41	5,145	5,672
9 Patterson-UTI Energy Inc.	3.950%	2/1/28	6,630	6,203
Petro-Canada	5.350%	7/15/33	4,725	5,135
Petro-Canada	5.950%	5/15/35	7,255	8,369
Petro-Canada	6.800%	5/15/38	8,963	11,405
Phillips 66	4.300%	4/1/22	14,410	14,845
Phillips 66	3.900%	3/15/28	7,910	7,730
Phillips 66	4.650%	11/15/34	4,794	4,806
Phillips 66	5.875%	5/1/42	14,786	17,147
Phillips 66	4.875%	11/15/44	25,741	26,582
Phillips 66 Partners LP	2.646%	2/15/20	1,942	1,921
Phillips 66 Partners LP	3.605%	2/15/25	8,083	7,714
Phillips 66 Partners LP	3.550%	10/1/26	1,600	1,489
Phillips 66 Partners LP	3.750%	3/1/28	3,575	3,336
Phillips 66 Partners LP	4.680%	2/15/45	5,550	5,153
Phillips 66 Partners LP	4.900%	10/1/46	5,200	4,994
Pioneer Natural Resources Co.	3.450%	1/15/21	3,100	3,106
Pioneer Natural Resources Co.	3.950%	7/15/22	21,310	21,553
Pioneer Natural Resources Co.	4.450%	1/15/26	15,050	15,460
Plains All American Pipeline LP / PAA Finance Corp.	2.600%	12/15/19	265	262
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	9,656	9,967
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	6,037	6,196
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,984	3,914
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	18,103	17,041
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	3,909	3,812
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	22,615	21,429
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	3,458	3,444
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	7,539	7,395
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,225	2,407
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	7,725	7,016
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	13,947	11,495
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	4,560	3,986
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	200	181
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.750%	9/1/20	162	168
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.875%	3/1/22	9,110	9,634
Regency Energy Partners LP / Regency Energy Finance
Corp.	5.000%	10/1/22	20,850	21,475
Regency Energy Partners LP / Regency Energy Finance
Corp.	4.500%	11/1/23	14,300	14,407
Sabine Pass Liquefaction LLC	5.625%	2/1/21	32,487	33,990

92

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,375	15,453
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	19,308	20,418
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,350	29,196
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	27,350	29,025
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	27,127	28,992
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	6,709	6,843
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	14,400	13,824
	Schlumberger Investment SA	3.650%	12/1/23	13,680	13,778
	Shell International Finance BV	1.375%	9/12/19	18,100	17,807
	Shell International Finance BV	4.300%	9/22/19	23,450	23,875
	Shell International Finance BV	4.375%	3/25/20	7,924	8,123
	Shell International Finance BV	2.125%	5/11/20	13,100	12,921
	Shell International Finance BV	2.250%	11/10/20	2,686	2,643
	Shell International Finance BV	1.875%	5/10/21	23,200	22,488
	Shell International Finance BV	1.750%	9/12/21	13,630	13,065
	Shell International Finance BV	2.375%	8/21/22	7,641	7,401
	Shell International Finance BV	2.250%	1/6/23	12,403	11,875
	Shell International Finance BV	3.400%	8/12/23	8,470	8,465
	Shell International Finance BV	3.250%	5/11/25	19,195	18,771
	Shell International Finance BV	2.875%	5/10/26	30,020	28,514
	Shell International Finance BV	2.500%	9/12/26	18,325	16,897
	Shell International Finance BV	4.125%	5/11/35	21,855	22,138
	Shell International Finance BV	6.375%	12/15/38	26,642	34,290
	Shell International Finance BV	5.500%	3/25/40	6,978	8,143
	Shell International Finance BV	3.625%	8/21/42	6,400	5,810
	Shell International Finance BV	4.550%	8/12/43	13,796	14,500
	Shell International Finance BV	4.375%	5/11/45	30,209	30,817
	Shell International Finance BV	4.000%	5/10/46	30,361	29,280
	Shell International Finance BV	3.750%	9/12/46	25,082	23,233
	Southern Natural Gas Co. LLC / Southern Natural
	Issuing Corp.	4.400%	6/15/21	6,443	6,579
	Spectra Energy Partners LP	4.750%	3/15/24	6,000	6,119
	Spectra Energy Partners LP	3.500%	3/15/25	13,680	12,990
	Spectra Energy Partners LP	3.375%	10/15/26	3,090	2,846
	Spectra Energy Partners LP	5.950%	9/25/43	740	813
	Spectra Energy Partners LP	4.500%	3/15/45	11,900	11,013
	Suncor Energy Inc.	3.600%	12/1/24	1,265	1,249
	Suncor Energy Inc.	7.150%	2/1/32	4,903	6,151
	Suncor Energy Inc.	5.950%	12/1/34	260	301
	Suncor Energy Inc.	6.500%	6/15/38	18,758	23,130
	Suncor Energy Inc.	6.850%	6/1/39	2,804	3,571
	Suncor Energy Inc.	4.000%	11/15/47	7,950	7,398
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	22,500	22,864
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,664	1,619
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,050	2,019
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,600	7,041
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,300	7,724
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,490	10,286
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	930
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	12,828	11,551
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	9,823	8,894
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	5,150	4,720
	TC PipeLines LP	3.900%	5/25/27	6,600	6,185
	TechnipFMC plc	3.450%	10/1/22	1,292	1,255
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,805
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,220	2,603
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,692	2,044
9	Texas Eastern Transmission LP	2.800%	10/15/22	165	158
	Texas Eastern Transmission LP	7.000%	7/15/32	5,850	7,035
	Total Capital Canada Ltd.	2.750%	7/15/23	23,140	22,380
	Total Capital International SA	2.750%	6/19/21	26,558	26,354
	Total Capital International SA	2.875%	2/17/22	6,415	6,342
	Total Capital International SA	2.700%	1/25/23	8,950	8,700
	Total Capital International SA	3.700%	1/15/24	20,575	20,742

93

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Total Capital International SA	3.750%	4/10/24	3,485	3,509
Total Capital SA	4.450%	6/24/20	12,879	13,234
Total Capital SA	4.125%	1/28/21	8,556	8,781
TransCanada PipeLines Ltd.	2.125%	11/15/19	17,100	16,909
TransCanada PipeLines Ltd.	3.800%	10/1/20	15,255	15,450
TransCanada PipeLines Ltd.	2.500%	8/1/22	11,855	11,385
TransCanada PipeLines Ltd.	3.750%	10/16/23	1,700	1,701
TransCanada PipeLines Ltd.	4.875%	1/15/26	18,277	19,071
TransCanada PipeLines Ltd.	4.250%	5/15/28	8,190	8,242
TransCanada PipeLines Ltd.	4.625%	3/1/34	8,886	8,932
TransCanada PipeLines Ltd.	5.600%	3/31/34	2,755	2,984
TransCanada PipeLines Ltd.	5.850%	3/15/36	14,190	15,757
TransCanada PipeLines Ltd.	6.200%	10/15/37	16,209	18,535
TransCanada PipeLines Ltd.	4.750%	5/15/38	8,295	8,317
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,786	7,298
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,613	2,106
TransCanada PipeLines Ltd.	5.000%	10/16/43	17,650	17,831
TransCanada PipeLines Ltd.	4.875%	5/15/48	10,000	10,180
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,515	9,139
9 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,400	5,270
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	618	661
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	650	614
9 Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,100	3,965
Valero Energy Corp.	6.125%	2/1/20	6,970	7,263
Valero Energy Corp.	3.650%	3/15/25	834	815
Valero Energy Corp.	3.400%	9/15/26	15,930	15,110
Valero Energy Corp.	4.350%	6/1/28	10,985	10,953
Valero Energy Corp.	7.500%	4/15/32	10,621	13,554
Valero Energy Corp.	6.625%	6/15/37	10,403	12,460
Valero Energy Corp.	4.900%	3/15/45	12,535	12,649
Valero Energy Partners LP	4.375%	12/15/26	5,592	5,498
Valero Energy Partners LP	4.500%	3/15/28	4,050	3,982
Western Gas Partners LP	5.375%	6/1/21	4,957	5,136
Western Gas Partners LP	4.000%	7/1/22	520	516
Western Gas Partners LP	4.650%	7/1/26	2,400	2,360
Western Gas Partners LP	4.500%	3/1/28	2,480	2,381
Western Gas Partners LP	5.450%	4/1/44	7,400	6,963
Western Gas Partners LP	5.300%	3/1/48	13,200	12,255
Williams Partners LP	5.250%	3/15/20	7,398	7,620
Williams Partners LP	4.000%	11/15/21	4,565	4,610
Williams Partners LP	3.600%	3/15/22	33,115	32,952
Williams Partners LP	3.350%	8/15/22	10,525	10,286
Williams Partners LP	4.500%	11/15/23	4,300	4,365
Williams Partners LP	4.300%	3/4/24	15,023	15,005
Williams Partners LP	3.900%	1/15/25	14,971	14,495
Williams Partners LP	4.000%	9/15/25	7,975	7,752
Williams Partners LP	3.750%	6/15/27	20,434	19,291
Williams Partners LP	6.300%	4/15/40	4,215	4,692
Williams Partners LP	5.800%	11/15/43	14,705	15,535
Williams Partners LP	5.400%	3/4/44	3,500	3,604
Williams Partners LP	4.900%	1/15/45	1,520	1,442
Williams Partners LP	5.100%	9/15/45	14,475	14,330
Williams Partners LP	4.850%	3/1/48	6,500	6,178
Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	475	505
California Institute of Technology GO	4.700%	11/1/11	11,200	11,816
CBRE Services Inc.	5.250%	3/15/25	4,975	5,239
CBRE Services Inc.	4.875%	3/1/26	12,255	12,664
Cintas Corp. No 2	2.900%	4/1/22	4,625	4,521
Cintas Corp. No 2	3.250%	6/1/22	3,965	3,950
Cintas Corp. No 2	3.700%	4/1/27	10,805	10,625
Fluor Corp.	3.375%	9/15/21	2,170	2,167
Fluor Corp.	3.500%	12/15/24	10,079	9,855

94

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,407	8,525
4	Johns Hopkins University Maryland GO	4.083%	7/1/53	4,025	4,115
4	Massachusetts Institute of Technology GO	3.959%	7/1/38	7,975	8,254
	Massachusetts Institute of Technology GO	5.600%	7/1/11	10,521	13,547
	Massachusetts Institute of Technology GO	4.678%	7/1/14	5,575	6,125
	Massachusetts Institute of Technology GO	3.885%	7/1/16	6,950	6,467
4	Northwestern University Illinois GO	4.643%	12/1/44	6,125	7,087
4	Northwestern University Illinois GO	3.662%	12/1/57	3,000	2,886
	President & Fellows of Harvard College Massachusetts
	GO	3.619%	10/1/37	2,500	2,486
9	President & Fellows of Harvard College Massachusetts
	GO	6.500%	1/15/39	100	139
	President & Fellows of Harvard College Massachusetts
	Revenue	3.300%	7/15/56	2,660	2,393
4	Rice University Texas GO	3.574%	5/15/45	15,710	15,238
	Stanford University California GO	3.647%	5/1/48	5,019	4,952
4	University of Notre Dame du Lac GO	3.438%	2/15/45	7,000	6,647
	University of Notre Dame du Lac GO	3.394%	2/15/48	4,275	4,011
	University of Pennsylvania GO	4.674%	9/1/12	10,275	11,049
4	University of Southern California GO	3.028%	10/1/39	9,400	8,534
4	University of Southern California GO	3.841%	10/1/47	12,700	12,656
	Technology (2.3%)
	Adobe Systems Inc.	4.750%	2/1/20	10,849	11,149
	Adobe Systems Inc.	3.250%	2/1/25	12,025	11,824
	Alphabet Inc.	3.625%	5/19/21	13,175	13,457
	Altera Corp.	4.100%	11/15/23	7,030	7,303
	Amphenol Corp.	2.200%	4/1/20	3,950	3,888
	Amphenol Corp.	4.000%	2/1/22	490	500
	Amphenol Corp.	3.200%	4/1/24	3,650	3,508
	Analog Devices Inc.	2.850%	3/12/20	5,470	5,445
	Analog Devices Inc.	2.950%	1/12/21	205	203
	Analog Devices Inc.	2.500%	12/5/21	5,375	5,207
	Analog Devices Inc.	2.875%	6/1/23	12,650	12,194
	Analog Devices Inc.	3.125%	12/5/23	8,916	8,618
	Analog Devices Inc.	3.500%	12/5/26	10,125	9,663
	Apple Inc.	1.100%	8/2/19	18,175	17,895
	Apple Inc.	1.500%	9/12/19	11,355	11,215
	Apple Inc.	1.800%	11/13/19	11,450	11,335
	Apple Inc.	1.550%	2/7/20	14,042	13,793
	Apple Inc.	1.900%	2/7/20	8,050	7,951
	Apple Inc.	2.000%	5/6/20	7,615	7,508
	Apple Inc.	1.800%	5/11/20	9,375	9,212
	Apple Inc.	2.000%	11/13/20	13,350	13,094
	Apple Inc.	2.250%	2/23/21	33,381	32,796
	Apple Inc.	2.850%	5/6/21	62,690	62,528
	Apple Inc.	1.550%	8/4/21	19,550	18,734
	Apple Inc.	2.150%	2/9/22	18,725	18,146
	Apple Inc.	2.500%	2/9/22	22,320	21,880
	Apple Inc.	2.300%	5/11/22	14,255	13,832
	Apple Inc.	2.700%	5/13/22	23,184	22,846
	Apple Inc.	2.400%	1/13/23	6,750	6,509
	Apple Inc.	2.850%	2/23/23	16,053	15,797
	Apple Inc.	2.400%	5/3/23	53,609	51,555
	Apple Inc.	3.000%	2/9/24	7,657	7,497
	Apple Inc.	3.450%	5/6/24	18,782	18,789
	Apple Inc.	2.850%	5/11/24	27,955	27,025
	Apple Inc.	2.750%	1/13/25	12,700	12,108
	Apple Inc.	2.500%	2/9/25	15,562	14,620
	Apple Inc.	3.200%	5/13/25	14,810	14,491
	Apple Inc.	3.250%	2/23/26	49,098	47,841
	Apple Inc.	2.450%	8/4/26	22,238	20,374
	Apple Inc.	3.350%	2/9/27	24,390	23,807
	Apple Inc.	3.200%	5/11/27	22,490	21,686

95

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apple Inc.	2.900%	9/12/27	21,803	20,460
Apple Inc.	3.000%	11/13/27	15,600	14,818
Apple Inc.	4.500%	2/23/36	13,610	14,606
Apple Inc.	3.850%	5/4/43	35,050	33,267
Apple Inc.	4.450%	5/6/44	11,300	11,759
Apple Inc.	3.450%	2/9/45	12,274	10,914
Apple Inc.	4.375%	5/13/45	20,715	21,393
Apple Inc.	4.650%	2/23/46	57,076	61,437
Apple Inc.	3.850%	8/4/46	31,450	29,789
Apple Inc.	4.250%	2/9/47	3,850	3,894
Apple Inc.	3.750%	9/12/47	10,010	9,318
Apple Inc.	3.750%	11/13/47	13,263	12,386
Applied Materials Inc.	2.625%	10/1/20	5,900	5,843
Applied Materials Inc.	4.300%	6/15/21	8,012	8,275
Applied Materials Inc.	3.900%	10/1/25	17,050	17,322
Applied Materials Inc.	3.300%	4/1/27	9,725	9,418
Applied Materials Inc.	5.100%	10/1/35	5,223	5,729
Applied Materials Inc.	5.850%	6/15/41	6,711	8,045
Applied Materials Inc.	4.350%	4/1/47	10,375	10,327
Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,291
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,181
Arrow Electronics Inc.	3.250%	9/8/24	5,550	5,172
Arrow Electronics Inc.	4.000%	4/1/25	3,785	3,690
Arrow Electronics Inc.	3.875%	1/12/28	5,600	5,254
Autodesk Inc.	3.125%	6/15/20	2,500	2,491
Autodesk Inc.	3.600%	12/15/22	1,675	1,667
Autodesk Inc.	4.375%	6/15/25	3,900	3,914
Autodesk Inc.	3.500%	6/15/27	5,110	4,763
Avnet Inc.	5.875%	6/15/20	45	47
Avnet Inc.	3.750%	12/1/21	1,950	1,938
Avnet Inc.	4.875%	12/1/22	6,850	7,022
Avnet Inc.	4.625%	4/15/26	6,605	6,511
Baidu Inc.	2.875%	7/6/22	10,000	9,625
Baidu Inc.	3.500%	11/28/22	8,525	8,397
Baidu Inc.	3.875%	9/29/23	10,550	10,486
Baidu Inc.	3.625%	7/6/27	8,950	8,422
Baidu Inc.	4.375%	3/29/28	5,000	4,964
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	29,725	29,337
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	9,325	9,030
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	38,440	37,391
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	13,900	13,089
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	27,205	26,331
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	15,150	14,017
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	51,985	49,080
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	13,521	12,269
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,425	2,458
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,400	4,164
CA Inc.	5.375%	12/1/19	3,775	3,881
CA Inc.	3.600%	8/1/20	6,400	6,426
CA Inc.	4.700%	3/15/27	4,340	4,359
Cadence Design Systems Inc.	4.375%	10/15/24	3,975	4,025
Cisco Systems Inc.	1.400%	9/20/19	720	710
Cisco Systems Inc.	4.450%	1/15/20	32,257	33,072
Cisco Systems Inc.	2.450%	6/15/20	16,150	16,054
Cisco Systems Inc.	2.200%	2/28/21	52,103	51,125
Cisco Systems Inc.	2.900%	3/4/21	2,150	2,148
Cisco Systems Inc.	1.850%	9/20/21	8,425	8,089
Cisco Systems Inc.	3.000%	6/15/22	57	57
Cisco Systems Inc.	2.600%	2/28/23	2,650	2,568
Cisco Systems Inc.	2.200%	9/20/23	7,550	7,126
Cisco Systems Inc.	3.625%	3/4/24	9,050	9,167
Cisco Systems Inc.	2.950%	2/28/26	1,155	1,109
Cisco Systems Inc.	2.500%	9/20/26	8,800	8,137
Cisco Systems Inc.	5.900%	2/15/39	24,026	29,581

96

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cisco Systems Inc.	5.500%	1/15/40	21,610	25,768
Citrix Systems Inc.	4.500%	12/1/27	8,350	8,089
Corning Inc.	4.250%	8/15/20	7,474	7,613
Corning Inc.	2.900%	5/15/22	3,675	3,606
Corning Inc.	5.750%	8/15/40	4,731	5,453
Corning Inc.	4.375%	11/15/57	11,775	10,286
9 Dell International LLC / EMC Corp.	5.450%	6/15/23	60,470	63,285
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	48,899	49,594
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	6.020%	6/15/26	48,949	51,448
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.100%	7/15/36	16,778	19,599
9 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	8.350%	7/15/46	22,610	27,231
DXC Technology Co.	2.875%	3/27/20	5,535	5,488
DXC Technology Co.	4.250%	4/15/24	12,570	12,574
DXC Technology Co.	4.750%	4/15/27	10,450	10,534
Equifax Inc.	2.300%	6/1/21	10,500	10,108
Equifax Inc.	3.600%	8/15/21	1,550	1,546
Equifax Inc.	3.300%	12/15/22	2,000	1,956
Equifax Inc.	3.950%	6/15/23	2,500	2,487
Fidelity National Information Services Inc.	3.625%	10/15/20	19,031	19,155
Fidelity National Information Services Inc.	2.250%	8/15/21	10,150	9,768
Fidelity National Information Services Inc.	4.500%	10/15/22	3,000	3,099
Fidelity National Information Services Inc.	3.500%	4/15/23	8,081	7,992
Fidelity National Information Services Inc.	3.875%	6/5/24	1,043	1,041
Fidelity National Information Services Inc.	5.000%	10/15/25	6,536	6,871
Fidelity National Information Services Inc.	3.000%	8/15/26	19,010	17,434
Fidelity National Information Services Inc.	4.500%	8/15/46	6,556	6,081
Fidelity National Information Services Inc.	4.750%	5/15/48	6,350	6,133
Fiserv Inc.	2.700%	6/1/20	9,211	9,120
Fiserv Inc.	4.750%	6/15/21	675	702
Fiserv Inc.	3.500%	10/1/22	9,291	9,199
Fiserv Inc.	3.850%	6/1/25	11,494	11,434
Flex Ltd.	4.625%	2/15/20	5,340	5,420
Flex Ltd.	5.000%	2/15/23	7,870	8,057
Hewlett Packard Enterprise Co.	3.600%	10/15/20	43,235	43,446
Hewlett Packard Enterprise Co.	4.400%	10/15/22	22,080	22,631
Hewlett Packard Enterprise Co.	4.900%	10/15/25	27,365	27,923
Hewlett Packard Enterprise Co.	6.200%	10/15/35	6,413	6,459
Hewlett Packard Enterprise Co.	6.350%	10/15/45	21,186	20,911
HP Inc.	3.750%	12/1/20	1,149	1,158
HP Inc.	4.050%	9/15/22	1,875	1,902
HP Inc.	6.000%	9/15/41	9,210	9,347
IBM Credit LLC	1.625%	9/6/19	15,525	15,331
IBM Credit LLC	1.800%	1/20/21	7,720	7,488
IBM Credit LLC	2.650%	2/5/21	18,500	18,315
IBM Credit LLC	2.200%	9/8/22	7,850	7,508
IBM Credit LLC	3.000%	2/6/23	12,750	12,454
Intel Corp.	1.850%	5/11/20	6,325	6,223
Intel Corp.	2.450%	7/29/20	23,437	23,261
Intel Corp.	1.700%	5/19/21	5,500	5,299
Intel Corp.	3.300%	10/1/21	16,056	16,176
Intel Corp.	2.350%	5/11/22	7,875	7,650
Intel Corp.	3.100%	7/29/22	14,625	14,623
Intel Corp.	2.700%	12/15/22	16,338	15,993
Intel Corp.	2.875%	5/11/24	13,425	12,989
Intel Corp.	3.700%	7/29/25	19,621	19,783
Intel Corp.	2.600%	5/19/26	5,963	5,558
Intel Corp.	3.150%	5/11/27	8,855	8,570
Intel Corp.	4.000%	12/15/32	6,275	6,416
Intel Corp.	4.800%	10/1/41	10,032	11,112
Intel Corp.	4.900%	7/29/45	250	279
Intel Corp.	4.100%	5/19/46	13,725	13,728
Intel Corp.	4.100%	5/11/47	9,565	9,521
Intel Corp.	3.734%	12/8/47	37,869	35,646
International Business Machines Corp.	8.375%	11/1/19	5,141	5,510

97

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Business Machines Corp.	1.900%	1/27/20	15,700	15,486
International Business Machines Corp.	1.625%	5/15/20	2,400	2,343
International Business Machines Corp.	2.250%	2/19/21	15,250	14,927
International Business Machines Corp.	2.500%	1/27/22	9,440	9,224
International Business Machines Corp.	1.875%	8/1/22	3,300	3,119
International Business Machines Corp.	2.875%	11/9/22	21,935	21,531
International Business Machines Corp.	3.375%	8/1/23	16,275	16,254
International Business Machines Corp.	3.625%	2/12/24	21,825	21,970
International Business Machines Corp.	7.000%	10/30/25	3,815	4,587
International Business Machines Corp.	3.450%	2/19/26	8,997	8,856
International Business Machines Corp.	3.300%	1/27/27	4,575	4,443
International Business Machines Corp.	6.220%	8/1/27	5,550	6,589
International Business Machines Corp.	6.500%	1/15/28	620	752
International Business Machines Corp.	5.600%	11/30/39	9,460	11,257
International Business Machines Corp.	4.000%	6/20/42	24,029	23,410
Jabil Inc.	5.625%	12/15/20	2,200	2,294
Jabil Inc.	4.700%	9/15/22	500	513
Jabil Inc.	3.950%	1/12/28	5,600	5,302
Juniper Networks Inc.	3.300%	6/15/20	3,950	3,931
Juniper Networks Inc.	4.600%	3/15/21	3,880	3,982
Juniper Networks Inc.	4.500%	3/15/24	2,890	2,937
Juniper Networks Inc.	4.350%	6/15/25	4,000	3,984
Juniper Networks Inc.	5.950%	3/15/41	4,521	4,573
Keysight Technologies Inc.	3.300%	10/30/19	4,540	4,523
Keysight Technologies Inc.	4.550%	10/30/24	6,600	6,693
Keysight Technologies Inc.	4.600%	4/6/27	7,325	7,358
KLA-Tencor Corp.	4.125%	11/1/21	10,535	10,718
KLA-Tencor Corp.	4.650%	11/1/24	14,604	15,078
Lam Research Corp.	2.750%	3/15/20	5,750	5,715
Lam Research Corp.	2.800%	6/15/21	8,450	8,305
Lam Research Corp.	3.800%	3/15/25	5,000	4,980
Marvell Technology Group Ltd.	4.200%	6/22/23	5,750	5,743
Marvell Technology Group Ltd.	4.875%	6/22/28	6,325	6,293
Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,125
Maxim Integrated Products Inc.	3.450%	6/15/27	7,400	6,991
Microsoft Corp.	1.100%	8/8/19	33,494	32,966
Microsoft Corp.	1.850%	2/6/20	15,595	15,396
Microsoft Corp.	1.850%	2/12/20	14,990	14,801
Microsoft Corp.	3.000%	10/1/20	8,505	8,561
Microsoft Corp.	2.000%	11/3/20	49,813	48,991
Microsoft Corp.	4.000%	2/8/21	5,025	5,176
Microsoft Corp.	1.550%	8/8/21	31,345	30,069
Microsoft Corp.	2.400%	2/6/22	21,650	21,201
Microsoft Corp.	2.375%	2/12/22	18,875	18,441
Microsoft Corp.	2.650%	11/3/22	13,930	13,709
Microsoft Corp.	2.125%	11/15/22	3,673	3,532
Microsoft Corp.	2.375%	5/1/23	8,928	8,623
Microsoft Corp.	2.000%	8/8/23	18,300	17,272
Microsoft Corp.	3.625%	12/15/23	3,340	3,413
Microsoft Corp.	2.875%	2/6/24	24,425	23,944
Microsoft Corp.	2.700%	2/12/25	9,669	9,290
Microsoft Corp.	3.125%	11/3/25	36,791	36,123
Microsoft Corp.	2.400%	8/8/26	46,601	43,024
Microsoft Corp.	3.300%	2/6/27	37,400	36,913
Microsoft Corp.	3.500%	2/12/35	17,593	17,051
Microsoft Corp.	4.200%	11/3/35	7,210	7,582
Microsoft Corp.	3.450%	8/8/36	34,436	32,952
Microsoft Corp.	4.100%	2/6/37	28,395	29,366
Microsoft Corp.	5.200%	6/1/39	2,491	2,911
Microsoft Corp.	4.500%	10/1/40	6,382	6,947
Microsoft Corp.	5.300%	2/8/41	5,988	7,128
Microsoft Corp.	3.500%	11/15/42	12,750	11,950
Microsoft Corp.	3.750%	5/1/43	5,906	5,756
Microsoft Corp.	4.875%	12/15/43	7,557	8,579

98

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Microsoft Corp.	3.750%	2/12/45	21,975	21,428
Microsoft Corp.	4.450%	11/3/45	38,230	41,333
Microsoft Corp.	3.700%	8/8/46	48,865	47,197
Microsoft Corp.	4.250%	2/6/47	32,780	34,741
Microsoft Corp.	4.000%	2/12/55	26,355	26,149
Microsoft Corp.	4.750%	11/3/55	11,005	12,433
Microsoft Corp.	3.950%	8/8/56	14,770	14,482
Microsoft Corp.	4.500%	2/6/57	22,370	24,184
Motorola Solutions Inc.	3.500%	9/1/21	125	124
Motorola Solutions Inc.	3.750%	5/15/22	8,137	8,075
Motorola Solutions Inc.	3.500%	3/1/23	8,425	8,135
Motorola Solutions Inc.	4.000%	9/1/24	6,651	6,486
Motorola Solutions Inc.	4.600%	2/23/28	8,500	8,398
Motorola Solutions Inc.	5.500%	9/1/44	4,253	3,964
NetApp Inc.	2.000%	9/27/19	8,000	7,897
NetApp Inc.	3.300%	9/29/24	4,450	4,253
NVIDIA Corp.	2.200%	9/16/21	11,100	10,740
NVIDIA Corp.	3.200%	9/16/26	11,850	11,412
Oracle Corp.	5.000%	7/8/19	18,524	18,956
Oracle Corp.	2.250%	10/8/19	17,282	17,202
Oracle Corp.	3.875%	7/15/20	13,665	13,925
Oracle Corp.	2.800%	7/8/21	12,580	12,485
Oracle Corp.	1.900%	9/15/21	67,463	64,864
Oracle Corp.	2.500%	5/15/22	16,386	15,953
Oracle Corp.	2.500%	10/15/22	13,258	12,841
Oracle Corp.	2.625%	2/15/23	12,661	12,259
Oracle Corp.	3.625%	7/15/23	565	571
Oracle Corp.	2.400%	9/15/23	27,377	25,977
Oracle Corp.	3.400%	7/8/24	36,835	36,474
Oracle Corp.	2.950%	11/15/24	24,920	23,988
Oracle Corp.	2.950%	5/15/25	27,963	26,657
Oracle Corp.	2.650%	7/15/26	33,545	30,925
Oracle Corp.	3.250%	11/15/27	24,591	23,483
Oracle Corp.	3.250%	5/15/30	5,170	4,878
Oracle Corp.	4.300%	7/8/34	18,670	18,971
Oracle Corp.	3.900%	5/15/35	13,597	13,122
Oracle Corp.	3.850%	7/15/36	23,580	22,541
Oracle Corp.	3.800%	11/15/37	19,799	18,703
Oracle Corp.	6.500%	4/15/38	7,295	9,292
Oracle Corp.	6.125%	7/8/39	7,953	9,771
Oracle Corp.	5.375%	7/15/40	29,683	33,509
Oracle Corp.	4.500%	7/8/44	10,635	10,781
Oracle Corp.	4.125%	5/15/45	22,850	21,931
Oracle Corp.	4.000%	7/15/46	30,110	28,315
Oracle Corp.	4.000%	11/15/47	24,850	23,447
Oracle Corp.	4.375%	5/15/55	13,477	13,149
QUALCOMM Inc.	1.850%	5/20/19	13,599	13,599
QUALCOMM Inc.	2.100%	5/20/20	15,065	15,065
QUALCOMM Inc.	2.250%	5/20/20	10,250	10,099
QUALCOMM Inc.	3.000%	5/20/22	21,125	20,803
QUALCOMM Inc.	2.600%	1/30/23	21,725	20,752
QUALCOMM Inc.	2.900%	5/20/24	17,370	16,410
QUALCOMM Inc.	3.450%	5/20/25	22,583	21,754
QUALCOMM Inc.	3.250%	5/20/27	22,450	20,903
QUALCOMM Inc.	4.650%	5/20/35	11,172	11,235
QUALCOMM Inc.	4.800%	5/20/45	15,662	15,683
QUALCOMM Inc.	4.300%	5/20/47	15,955	14,830
salesforce.com Inc.	3.250%	4/11/23	10,800	10,742
salesforce.com Inc.	3.700%	4/11/28	16,245	16,117
Seagate HDD Cayman	4.250%	3/1/22	3,250	3,218
Seagate HDD Cayman	4.750%	6/1/23	9,950	9,826
Seagate HDD Cayman	4.875%	3/1/24	6,275	6,118
Seagate HDD Cayman	4.750%	1/1/25	10,078	9,599
Seagate HDD Cayman	4.875%	6/1/27	7,375	6,859

99

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Seagate HDD Cayman	5.750%	12/1/34	5,175	4,670
	Tech Data Corp.	3.700%	2/15/22	7,575	7,413
	Tech Data Corp.	4.950%	2/15/27	7,714	7,567
	Texas Instruments Inc.	1.650%	8/3/19	9,490	9,373
	Texas Instruments Inc.	2.750%	3/12/21	6,825	6,799
	Texas Instruments Inc.	1.850%	5/15/22	5,500	5,253
	Texas Instruments Inc.	2.625%	5/15/24	5,475	5,236
	Texas Instruments Inc.	2.900%	11/3/27	8,625	8,139
	Texas Instruments Inc.	4.150%	5/15/48	17,188	17,429
	Total System Services Inc.	3.800%	4/1/21	8,420	8,471
	Total System Services Inc.	3.750%	6/1/23	4,148	4,105
	Total System Services Inc.	4.000%	6/1/23	6,950	6,983
	Total System Services Inc.	4.800%	4/1/26	19,700	20,112
	Total System Services Inc.	4.450%	6/1/28	5,535	5,549
	Trimble Inc.	4.150%	6/15/23	1,325	1,321
	Trimble Inc.	4.750%	12/1/24	4,025	4,111
	Trimble Inc.	4.900%	6/15/28	9,025	9,006
	Tyco Electronics Group SA	2.350%	8/1/19	3,926	3,906
	Tyco Electronics Group SA	3.500%	2/3/22	2,200	2,206
	Tyco Electronics Group SA	3.450%	8/1/24	5,050	4,906
	Tyco Electronics Group SA	3.700%	2/15/26	1,000	981
	Tyco Electronics Group SA	3.125%	8/15/27	12,120	11,329
	Tyco Electronics Group SA	7.125%	10/1/37	9,875	13,393
	Verisk Analytics Inc.	5.800%	5/1/21	4,650	4,930
	Verisk Analytics Inc.	4.125%	9/12/22	5,639	5,746
	Verisk Analytics Inc.	4.000%	6/15/25	9,175	9,024
	Verisk Analytics Inc.	5.500%	6/15/45	9,050	9,294
	VMware Inc.	2.300%	8/21/20	14,120	13,816
	VMware Inc.	2.950%	8/21/22	17,735	16,984
	VMware Inc.	3.900%	8/21/27	14,100	13,045
	Xerox Corp.	5.625%	12/15/19	5,875	6,028
	Xerox Corp.	2.800%	5/15/20	4,300	4,237
	Xerox Corp.	2.750%	9/1/20	2,950	2,888
	Xerox Corp.	4.500%	5/15/21	2,990	3,024
	Xerox Corp.	3.625%	3/15/23	13,640	13,030
	Xerox Corp.	6.750%	12/15/39	1,975	1,998
	Xilinx Inc.	3.000%	3/15/21	10,700	10,605
	Xilinx Inc.	2.950%	6/1/24	7,360	7,004
	Transportation (0.7%)
4	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	730	756
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	942	935
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	6,944	7,137
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,935	2,864
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	2,496	2,396
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,878	1,825
4	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	969	943
4	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	3,132	3,111
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	3,318	3,225
4	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	6,177	5,918
4	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	13,277	12,521
4	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	2,180	2,053
4	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	8,713	8,152
4	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,787	2,709
4	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,401	1,400
4	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	2,000	1,911
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	350	358
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	5,860
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	717
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,300	9,369
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,890	2,865
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,491	6,418
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,606	7,464
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	5,351	5,458

100

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Burlington Northern Santa Fe LLC	3.750%	4/1/24	6,042	6,110
Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,690	5,633
Burlington Northern Santa Fe LLC	3.000%	4/1/25	17,685	16,965
Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,263	6,268
Burlington Northern Santa Fe LLC	7.000%	12/15/25	986	1,184
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,260	5,086
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,051
Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,677	3,304
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,920	10,600
Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,535	7,181
Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,340	9,565
Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	4,724
Burlington Northern Santa Fe LLC	4.400%	3/15/42	6,833	6,916
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,176	10,246
Burlington Northern Santa Fe LLC	4.450%	3/15/43	13,275	13,499
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,525	8,368
Burlington Northern Santa Fe LLC	4.900%	4/1/44	6,981	7,540
Burlington Northern Santa Fe LLC	4.550%	9/1/44	9,207	9,525
Burlington Northern Santa Fe LLC	4.150%	4/1/45	9,369	9,134
Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,490	7,920
Burlington Northern Santa Fe LLC	3.900%	8/1/46	11,778	11,109
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,485	11,215
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,500	5,316
Canadian National Railway Co.	2.400%	2/3/20	9,600	9,528
Canadian National Railway Co.	2.850%	12/15/21	2,410	2,386
Canadian National Railway Co.	2.950%	11/21/24	1,540	1,494
Canadian National Railway Co.	2.750%	3/1/26	8,692	8,181
Canadian National Railway Co.	6.900%	7/15/28	3,610	4,503
Canadian National Railway Co.	6.250%	8/1/34	1,225	1,545
Canadian National Railway Co.	6.200%	6/1/36	3,118	3,871
Canadian National Railway Co.	6.375%	11/15/37	2,568	3,292
Canadian National Railway Co.	3.200%	8/2/46	1,850	1,594
Canadian National Railway Co.	3.650%	2/3/48	11,235	10,449
Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,171
Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,679
Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,548
Canadian Pacific Railway Co.	2.900%	2/1/25	7,022	6,690
Canadian Pacific Railway Co.	7.125%	10/15/31	2,910	3,685
Canadian Pacific Railway Co.	5.750%	3/15/33	375	432
Canadian Pacific Railway Co.	4.800%	9/15/35	725	773
Canadian Pacific Railway Co.	5.950%	5/15/37	14,704	17,671
Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	16,272
Canadian Pacific Railway Co.	4.800%	8/1/45	625	672
Canadian Pacific Railway Co.	6.125%	9/15/15	3,585	4,285
CH Robinson Worldwide Inc.	4.200%	4/15/28	2,800	2,754
4 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	2,640	2,796
4 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,757	2,881
4 Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,034	2,072
4 Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	3,065	3,076
4 Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	1,041	1,042
CSX Corp.	3.700%	10/30/20	1,155	1,166
CSX Corp.	4.250%	6/1/21	4,365	4,480
CSX Corp.	3.700%	11/1/23	5,500	5,515
CSX Corp.	3.350%	11/1/25	10,115	9,746
CSX Corp.	2.600%	11/1/26	5,500	4,960
CSX Corp.	3.250%	6/1/27	10,819	10,164
CSX Corp.	3.800%	3/1/28	9,050	8,821
CSX Corp.	6.000%	10/1/36	6,469	7,714
CSX Corp.	6.150%	5/1/37	3,822	4,607
CSX Corp.	6.220%	4/30/40	8,185	9,899
CSX Corp.	5.500%	4/15/41	8,867	9,828
CSX Corp.	4.750%	5/30/42	4,705	4,788
CSX Corp.	4.400%	3/1/43	313	304
CSX Corp.	4.100%	3/15/44	7,100	6,621

101

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CSX Corp.	3.800%	11/1/46	4,575	4,046
CSX Corp.	4.300%	3/1/48	8,000	7,618
CSX Corp.	3.950%	5/1/50	4,765	4,186
CSX Corp.	4.500%	8/1/54	125	119
CSX Corp.	4.250%	11/1/66	8,520	7,375
CSX Corp.	4.650%	3/1/68	8,550	7,933
4 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,917	4,285
4 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	2,169	2,271
4 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	1,081	1,092
4 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	473	482
4 Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	3,525	3,448
Delta Air Lines Inc.	2.875%	3/13/20	9,900	9,809
Delta Air Lines Inc.	2.600%	12/4/20	6,700	6,559
Delta Air Lines Inc.	3.400%	4/19/21	6,450	6,418
Delta Air Lines Inc.	3.625%	3/15/22	9,975	9,826
Delta Air Lines Inc.	3.800%	4/19/23	7,725	7,634
Delta Air Lines Inc.	4.375%	4/19/28	7,025	6,742
FedEx Corp.	2.300%	2/1/20	4,250	4,208
FedEx Corp.	2.625%	8/1/22	5,665	5,503
FedEx Corp.	4.000%	1/15/24	5,906	6,011
FedEx Corp.	3.200%	2/1/25	5,914	5,720
FedEx Corp.	3.250%	4/1/26	7,295	6,973
FedEx Corp.	3.300%	3/15/27	5,725	5,430
FedEx Corp.	3.400%	2/15/28	4,340	4,115
FedEx Corp.	4.900%	1/15/34	402	419
FedEx Corp.	3.900%	2/1/35	5,416	5,046
FedEx Corp.	3.875%	8/1/42	1,995	1,776
FedEx Corp.	4.100%	4/15/43	4,760	4,352
FedEx Corp.	5.100%	1/15/44	5,770	6,033
FedEx Corp.	4.100%	2/1/45	1,100	1,004
FedEx Corp.	4.750%	11/15/45	18,660	18,579
FedEx Corp.	4.550%	4/1/46	13,875	13,370
FedEx Corp.	4.400%	1/15/47	7,975	7,532
FedEx Corp.	4.050%	2/15/48	20,600	18,445
FedEx Corp.	4.500%	2/1/65	1,124	1,010
JB Hunt Transport Services Inc.	3.300%	8/15/22	4,300	4,262
Kansas City Southern	3.000%	5/15/23	6,105	5,852
Kansas City Southern	4.300%	5/15/43	5,190	4,788
Kansas City Southern	4.950%	8/15/45	9,700	9,745
Kansas City Southern	4.700%	5/1/48	11,225	10,860
Kirby Corp.	4.200%	3/1/28	7,826	7,766
4 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,592	2,456
Norfolk Southern Corp.	3.250%	12/1/21	5,400	5,387
Norfolk Southern Corp.	3.000%	4/1/22	5,723	5,658
Norfolk Southern Corp.	2.903%	2/15/23	3,918	3,835
Norfolk Southern Corp.	3.850%	1/15/24	1,500	1,517
Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,490
Norfolk Southern Corp.	2.900%	6/15/26	330	308
Norfolk Southern Corp.	7.800%	5/15/27	2,700	3,437
Norfolk Southern Corp.	7.050%	5/1/37	2,000	2,631
Norfolk Southern Corp.	4.837%	10/1/41	19,936	20,814
Norfolk Southern Corp.	3.950%	10/1/42	453	420
Norfolk Southern Corp.	4.450%	6/15/45	3,975	3,970
Norfolk Southern Corp.	4.650%	1/15/46	6,210	6,339
Norfolk Southern Corp.	4.050%	8/15/52	17,878	16,428
Norfolk Southern Corp.	6.000%	3/15/05	972	1,126
Norfolk Southern Railway Co.	9.750%	6/15/20	1,559	1,750
4 Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	566	591
Ryder System Inc.	2.450%	9/3/19	3,770	3,742
Ryder System Inc.	2.500%	5/11/20	3,050	3,005
Ryder System Inc.	2.875%	9/1/20	3,575	3,545
Ryder System Inc.	2.500%	9/1/22	350	334
Ryder System Inc.	3.400%	3/1/23	4,235	4,175
Ryder System Inc.	3.750%	6/9/23	13,300	13,286

102

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southwest Airlines Co.	2.750%	11/6/19	3,650	3,636
Southwest Airlines Co.	2.650%	11/5/20	6,530	6,440
Southwest Airlines Co.	2.750%	11/16/22	1,000	972
Southwest Airlines Co.	3.000%	11/15/26	5,400	4,966
Southwest Airlines Co.	3.450%	11/16/27	3,550	3,373
4 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,032	1,089
4 Spirit Airlines Class A Pass Through Certificates Series
2015-1	4.100%	10/1/29	1,728	1,716
Trinity Industries Inc.	4.550%	10/1/24	2,805	2,682
Union Pacific Corp.	1.800%	2/1/20	2,832	2,778
Union Pacific Corp.	2.250%	6/19/20	12,000	11,806
Union Pacific Corp.	4.000%	2/1/21	5,753	5,861
Union Pacific Corp.	3.200%	6/8/21	13,000	13,020
Union Pacific Corp.	4.163%	7/15/22	11,573	11,937
Union Pacific Corp.	2.750%	4/15/23	1,545	1,497
Union Pacific Corp.	3.500%	6/8/23	13,000	12,998
Union Pacific Corp.	3.646%	2/15/24	5,670	5,676
Union Pacific Corp.	3.750%	3/15/24	1,288	1,298
Union Pacific Corp.	3.250%	1/15/25	2,929	2,835
Union Pacific Corp.	3.750%	7/15/25	9,600	9,625
Union Pacific Corp.	3.250%	8/15/25	13,300	12,899
Union Pacific Corp.	2.750%	3/1/26	6,435	5,975
Union Pacific Corp.	3.950%	9/10/28	17,000	17,017
Union Pacific Corp.	3.375%	2/1/35	7,200	6,449
Union Pacific Corp.	3.600%	9/15/37	15,700	14,372
Union Pacific Corp.	4.375%	9/10/38	6,455	6,519
Union Pacific Corp.	4.250%	4/15/43	1,406	1,371
Union Pacific Corp.	4.821%	2/1/44	300	314
Union Pacific Corp.	4.150%	1/15/45	1,000	961
Union Pacific Corp.	4.050%	11/15/45	2,132	2,027
Union Pacific Corp.	3.350%	8/15/46	5,375	4,517
Union Pacific Corp.	4.500%	9/10/48	7,000	7,093
Union Pacific Corp.	3.799%	10/1/51	17,277	15,258
Union Pacific Corp.	3.875%	2/1/55	8,800	7,679
Union Pacific Corp.	4.375%	11/15/65	10,366	9,549
Union Pacific Corp.	4.100%	9/15/67	5,725	5,003
4 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	889	974
4 United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	2,275	2,303
4 United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,503	3,493
4 United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	1,265	1,243
4 United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	2,940	2,868
4 United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	4,178	4,014
4 United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	3,992	3,840
4 United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	36,476	34,408
4 United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	2,288	2,133
4 United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	7,813	7,252
United Parcel Service Inc.	3.125%	1/15/21	9,349	9,397
United Parcel Service Inc.	2.050%	4/1/21	16,850	16,451
United Parcel Service Inc.	2.350%	5/16/22	4,400	4,268
United Parcel Service Inc.	2.450%	10/1/22	7,665	7,417
United Parcel Service Inc.	2.500%	4/1/23	7,634	7,368
United Parcel Service Inc.	2.800%	11/15/24	17,230	16,495
United Parcel Service Inc.	2.400%	11/15/26	8,275	7,526
United Parcel Service Inc.	3.050%	11/15/27	19,375	18,442
United Parcel Service Inc.	6.200%	1/15/38	17,036	21,342
United Parcel Service Inc.	4.875%	11/15/40	4,842	5,285
United Parcel Service Inc.	3.625%	10/1/42	3,855	3,532
United Parcel Service Inc.	3.400%	11/15/46	3,165	2,715
United Parcel Service Inc.	3.750%	11/15/47	12,775	11,761
United Parcel Service of America Inc.	8.375%	4/1/20	110	120
United Parcel Service of America Inc.	8.375%	4/1/30	1,563	2,095
4 US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	1,037	1,112
4 US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	617	629
4 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	614	610

103

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
				32,583,186
Utilities (1.9%)
Electric (1.8%)
AEP Texas Inc.	2.400%	10/1/22	4,100	3,928
9 AEP Texas Inc.	3.950%	6/1/28	9,450	9,445
AEP Texas Inc.	3.800%	10/1/47	4,450	4,139
AEP Transmission Co. LLC	3.100%	12/1/26	2,240	2,138
AEP Transmission Co. LLC	4.000%	12/1/46	4,765	4,624
AEP Transmission Co. LLC	3.750%	12/1/47	6,250	5,779
Alabama Power Co.	2.450%	3/30/22	7,800	7,517
Alabama Power Co.	3.550%	12/1/23	3,000	3,013
Alabama Power Co.	6.125%	5/15/38	275	340
Alabama Power Co.	6.000%	3/1/39	420	526
Alabama Power Co.	3.850%	12/1/42	1,650	1,565
Alabama Power Co.	4.150%	8/15/44	4,325	4,271
Alabama Power Co.	3.750%	3/1/45	4,030	3,747
Alabama Power Co.	4.300%	1/2/46	14,654	14,728
Alabama Power Co.	3.700%	12/1/47	6,500	6,017
Alabama Power Co.	4.300%	7/15/48	6,425	6,525
Ameren Corp.	2.700%	11/15/20	10,325	10,184
Ameren Corp.	3.650%	2/15/26	4,140	4,009
Ameren Illinois Co.	2.700%	9/1/22	11,981	11,666
Ameren Illinois Co.	3.250%	3/1/25	1,335	1,304
Ameren Illinois Co.	3.800%	5/15/28	5,045	5,075
Ameren Illinois Co.	4.150%	3/15/46	2,375	2,379
Ameren Illinois Co.	3.700%	12/1/47	6,425	6,000
American Electric Power Co. Inc.	2.150%	11/13/20	3,600	3,513
American Electric Power Co. Inc.	2.950%	12/15/22	5,431	5,308
American Electric Power Co. Inc.	3.200%	11/13/27	4,300	4,012
Appalachian Power Co.	4.600%	3/30/21	5,822	5,989
Appalachian Power Co.	3.400%	6/1/25	2,825	2,732
Appalachian Power Co.	3.300%	6/1/27	3,825	3,668
Appalachian Power Co.	7.000%	4/1/38	535	711
Appalachian Power Co.	4.450%	6/1/45	6,375	6,497
Arizona Public Service Co.	3.150%	5/15/25	3,750	3,631
Arizona Public Service Co.	4.500%	4/1/42	8,888	9,260
Arizona Public Service Co.	4.350%	11/15/45	1,150	1,170
Arizona Public Service Co.	3.750%	5/15/46	10,550	9,876
Avangrid Inc.	3.150%	12/1/24	7,245	6,962
Avista Corp.	4.350%	6/1/48	4,195	4,238
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,988	2,003
Baltimore Gas & Electric Co.	3.350%	7/1/23	6,600	6,524
Baltimore Gas & Electric Co.	2.400%	8/15/26	4,000	3,631
Baltimore Gas & Electric Co.	6.350%	10/1/36	643	814
Baltimore Gas & Electric Co.	3.500%	8/15/46	9,805	8,710
Baltimore Gas & Electric Co.	3.750%	8/15/47	3,400	3,161
Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,603	5,555
Berkshire Hathaway Energy Co.	2.375%	1/15/21	4,900	4,797
Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,575	5,437
Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,169	8,251
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,025	6,941
Berkshire Hathaway Energy Co.	3.250%	4/15/28	3,925	3,739
Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,076	13,632
Berkshire Hathaway Energy Co.	5.950%	5/15/37	8,450	10,302
Berkshire Hathaway Energy Co.	6.500%	9/15/37	4,969	6,373
Berkshire Hathaway Energy Co.	5.150%	11/15/43	9,247	10,276
Berkshire Hathaway Energy Co.	4.500%	2/1/45	9,725	9,940
Berkshire Hathaway Energy Co.	3.800%	7/15/48	5,405	4,962
Black Hills Corp.	3.950%	1/15/26	2,700	2,671
Black Hills Corp.	3.150%	1/15/27	4,650	4,323
Black Hills Corp.	4.200%	9/15/46	5,780	5,523
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,575	2,475
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,300	5,067

104

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,100	999
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	600	565
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	131
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	10,772	9,950
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,275	1,352
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,325	5,217
CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,400
Cleco Corporate Holdings LLC	3.743%	5/1/26	5,860	5,534
Cleco Corporate Holdings LLC	4.973%	5/1/46	3,950	3,853
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,028
Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	7,028
CMS Energy Corp.	6.250%	2/1/20	3,476	3,628
CMS Energy Corp.	5.050%	3/15/22	1,250	1,304
CMS Energy Corp.	3.000%	5/15/26	6,275	5,881
CMS Energy Corp.	3.450%	8/15/27	1,575	1,502
CMS Energy Corp.	4.875%	3/1/44	3,875	4,108
Commonwealth Edison Co.	4.000%	8/1/20	3,831	3,899
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,015
Commonwealth Edison Co.	2.550%	6/15/26	9,425	8,711
Commonwealth Edison Co.	2.950%	8/15/27	4,000	3,753
Commonwealth Edison Co.	5.900%	3/15/36	2,994	3,647
Commonwealth Edison Co.	6.450%	1/15/38	8,098	10,576
Commonwealth Edison Co.	3.800%	10/1/42	2,364	2,274
Commonwealth Edison Co.	4.600%	8/15/43	3,565	3,855
Commonwealth Edison Co.	4.700%	1/15/44	5,227	5,661
Commonwealth Edison Co.	3.700%	3/1/45	8,450	7,919
Commonwealth Edison Co.	4.350%	11/15/45	4,875	4,970
Commonwealth Edison Co.	3.650%	6/15/46	11,650	10,694
Commonwealth Edison Co.	3.750%	8/15/47	5,775	5,425
Commonwealth Edison Co.	4.000%	3/1/48	9,775	9,545
Connecticut Light & Power Co.	2.500%	1/15/23	7,940	7,657
Connecticut Light & Power Co.	3.200%	3/15/27	3,125	2,997
Connecticut Light & Power Co.	4.300%	4/15/44	5,150	5,330
Connecticut Light & Power Co.	4.150%	6/1/45	500	512
Connecticut Light & Power Co.	4.000%	4/1/48	7,225	7,165
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,306
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,365
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,644	5,454
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,845	3,480
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	500	626
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,230	1,624
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,617	5,324
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	6,550	7,732
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,545	2,404
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	21,115	21,575
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	9,200	9,512
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	8,770	8,160
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,650	7,128
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	4,737	4,878
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,255	3,184
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,625	3,318
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,750	7,781
Consolidated Edison Inc.	2.000%	3/15/20	4,600	4,514
Consolidated Edison Inc.	2.000%	5/15/21	5,000	4,818
Constellation Energy Group Inc.	5.150%	12/1/20	8,558	8,847
Consumers Energy Co.	6.700%	9/15/19	7,187	7,484
Consumers Energy Co.	2.850%	5/15/22	10,725	10,538
Consumers Energy Co.	3.375%	8/15/23	5,010	4,985
Consumers Energy Co.	3.950%	5/15/43	4,343	4,290
Consumers Energy Co.	3.250%	8/15/46	4,900	4,284
Consumers Energy Co.	3.950%	7/15/47	3,925	3,833
Consumers Energy Co.	4.050%	5/15/48	10,025	10,028
Delmarva Power & Light Co.	3.500%	11/15/23	3,525	3,523
Delmarva Power & Light Co.	4.150%	5/15/45	7,425	7,379

105

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Energy Inc.	1.600%	8/15/19	1,200	1,180
Dominion Energy Inc.	5.200%	8/15/19	1,515	1,549
Dominion Energy Inc.	2.500%	12/1/19	5,288	5,241
Dominion Energy Inc.	2.579%	7/1/20	7,875	7,760
Dominion Energy Inc.	4.450%	3/15/21	9,113	9,330
Dominion Energy Inc.	2.750%	1/15/22	5,075	4,918
Dominion Energy Inc.	2.750%	9/15/22	50	48
Dominion Energy Inc.	3.625%	12/1/24	6,090	5,971
Dominion Energy Inc.	3.900%	10/1/25	8,915	8,773
Dominion Energy Inc.	2.850%	8/15/26	154	140
Dominion Energy Inc.	4.250%	6/1/28	4,095	4,096
Dominion Energy Inc.	6.300%	3/15/33	6,100	7,165
Dominion Energy Inc.	5.950%	6/15/35	9,269	10,637
Dominion Energy Inc.	4.900%	8/1/41	7,185	7,398
Dominion Energy Inc.	4.050%	9/15/42	6,700	6,148
Dominion Energy Inc.	4.700%	12/1/44	4,807	4,851
4 Dominion Energy Inc.	5.750%	10/1/54	4,381	4,561
Dominion Energy Inc.	5.250%	8/1/33	803	859
Dominion Energy Inc.	7.000%	6/15/38	4,407	5,617
DTE Electric Co.	3.450%	10/1/20	2,840	2,857
DTE Electric Co.	3.650%	3/15/24	8,150	8,199
DTE Electric Co.	3.375%	3/1/25	6,750	6,674
DTE Electric Co.	4.000%	4/1/43	6,400	6,273
DTE Electric Co.	3.700%	3/15/45	5,374	5,028
DTE Electric Co.	3.700%	6/1/46	2,225	2,110
DTE Electric Co.	3.750%	8/15/47	6,050	5,713
DTE Electric Co.	4.050%	5/15/48	3,050	3,030
DTE Energy Co.	1.500%	10/1/19	2,540	2,490
DTE Energy Co.	2.400%	12/1/19	5,783	5,719
DTE Energy Co.	3.850%	12/1/23	500	501
DTE Energy Co.	3.500%	6/1/24	6,456	6,320
DTE Energy Co.	2.850%	10/1/26	24,750	22,625
DTE Energy Co.	3.800%	3/15/27	5,125	5,011
DTE Energy Co.	6.375%	4/15/33	4,945	5,916
Duke Energy Carolinas LLC	4.300%	6/15/20	6,400	6,505
Duke Energy Carolinas LLC	3.900%	6/15/21	1,045	1,064
Duke Energy Carolinas LLC	2.500%	3/15/23	625	601
Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	8,998
Duke Energy Carolinas LLC	2.950%	12/1/26	5,790	5,472
Duke Energy Carolinas LLC	6.000%	12/1/28	5,170	6,059
Duke Energy Carolinas LLC	6.450%	10/15/32	1,825	2,293
Duke Energy Carolinas LLC	6.100%	6/1/37	10,676	13,291
Duke Energy Carolinas LLC	6.000%	1/15/38	5,670	7,048
Duke Energy Carolinas LLC	6.050%	4/15/38	4,261	5,281
Duke Energy Carolinas LLC	5.300%	2/15/40	7,605	8,811
Duke Energy Carolinas LLC	4.250%	12/15/41	5,640	5,717
Duke Energy Carolinas LLC	4.000%	9/30/42	2,745	2,671
Duke Energy Carolinas LLC	3.750%	6/1/45	5,550	5,193
Duke Energy Carolinas LLC	3.875%	3/15/46	10,000	9,535
Duke Energy Carolinas LLC	3.700%	12/1/47	6,075	5,644
Duke Energy Carolinas LLC	3.950%	3/15/48	5,050	4,888
Duke Energy Corp.	5.050%	9/15/19	11,425	11,684
Duke Energy Corp.	1.800%	9/1/21	380	363
Duke Energy Corp.	3.550%	9/15/21	7,139	7,163
Duke Energy Corp.	2.400%	8/15/22	10,825	10,391
Duke Energy Corp.	3.050%	8/15/22	13,015	12,771
Duke Energy Corp.	2.650%	9/1/26	7,884	7,084
Duke Energy Corp.	3.150%	8/15/27	19,279	17,888
Duke Energy Corp.	4.800%	12/15/45	6,950	7,233
Duke Energy Corp.	3.750%	9/1/46	16,472	14,585
Duke Energy Corp.	3.950%	8/15/47	5,125	4,671
4 Duke Energy Florida LLC	2.100%	12/15/19	1,875	1,863
Duke Energy Florida LLC	3.100%	8/15/21	970	966
Duke Energy Florida LLC	3.200%	1/15/27	2,300	2,209

106

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Florida LLC	3.800%	7/15/28	5,600	5,629
Duke Energy Florida LLC	6.350%	9/15/37	9,975	12,784
Duke Energy Florida LLC	6.400%	6/15/38	8,471	10,933
Duke Energy Florida LLC	5.650%	4/1/40	750	909
Duke Energy Florida LLC	3.400%	10/1/46	6,960	6,150
Duke Energy Florida LLC	4.200%	7/15/48	3,500	3,531
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	1,483	1,459
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,950	2,794
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	3,657
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	2,150	1,937
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	3,800	3,521
Duke Energy Indiana LLC	3.750%	7/15/20	539	546
Duke Energy Indiana LLC	6.120%	10/15/35	5,098	6,243
Duke Energy Indiana LLC	6.350%	8/15/38	8,604	11,156
Duke Energy Indiana LLC	6.450%	4/1/39	400	522
Duke Energy Indiana LLC	4.900%	7/15/43	1,700	1,889
Duke Energy Indiana LLC	3.750%	5/15/46	18,845	17,551
Duke Energy Ohio Inc.	3.700%	6/15/46	4,800	4,476
Duke Energy Progress LLC	3.000%	9/15/21	7,817	7,766
Duke Energy Progress LLC	2.800%	5/15/22	3,095	3,044
Duke Energy Progress LLC	3.250%	8/15/25	5,300	5,179
Duke Energy Progress LLC	6.300%	4/1/38	6,869	8,644
Duke Energy Progress LLC	4.100%	5/15/42	196	193
Duke Energy Progress LLC	4.100%	3/15/43	1,300	1,282
Duke Energy Progress LLC	4.375%	3/30/44	6,875	7,097
Duke Energy Progress LLC	4.150%	12/1/44	6,484	6,444
Duke Energy Progress LLC	4.200%	8/15/45	3,577	3,578
Duke Energy Progress LLC	3.700%	10/15/46	4,750	4,389
Duke Energy Progress LLC	3.600%	9/15/47	5,700	5,209
Edison International	2.125%	4/15/20	4,900	4,801
Edison International	2.400%	9/15/22	2,475	2,344
Edison International	2.950%	3/15/23	950	911
Edison International	4.125%	3/15/28	5,995	5,900
El Paso Electric Co.	6.000%	5/15/35	1,475	1,667
El Paso Electric Co.	5.000%	12/1/44	4,200	4,269
Emera US Finance LP	2.700%	6/15/21	8,120	7,897
Emera US Finance LP	3.550%	6/15/26	7,983	7,513
Emera US Finance LP	4.750%	6/15/46	19,569	19,247
Enel Americas SA	4.000%	10/25/26	3,250	3,087
Enel Chile SA	4.875%	6/12/28	9,970	10,039
Entergy Arkansas Inc.	3.750%	2/15/21	7,675	7,760
Entergy Arkansas Inc.	3.500%	4/1/26	5,803	5,719
Entergy Corp.	4.000%	7/15/22	7,011	7,099
Entergy Corp.	2.950%	9/1/26	7,825	7,146
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	3,305	3,636
Entergy Louisiana LLC	4.050%	9/1/23	6,675	6,811
Entergy Louisiana LLC	5.400%	11/1/24	3,325	3,637
Entergy Louisiana LLC	2.400%	10/1/26	4,892	4,425
Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,317
Entergy Louisiana LLC	3.250%	4/1/28	4,625	4,406
Entergy Louisiana LLC	3.050%	6/1/31	16,184	14,850
Entergy Louisiana LLC	4.000%	3/15/33	9,750	9,753
Entergy Louisiana LLC	4.950%	1/15/45	9,800	9,911
Entergy Mississippi Inc.	2.850%	6/1/28	10,959	10,066
Eversource Energy	4.500%	11/15/19	5,528	5,630
Eversource Energy	2.500%	3/15/21	6,650	6,499
Eversource Energy	2.750%	3/15/22	4,425	4,303
Eversource Energy	2.900%	10/1/24	3,825	3,623
Eversource Energy	3.150%	1/15/25	5,547	5,363
Eversource Energy	3.300%	1/15/28	6,500	6,134
Exelon Corp.	2.850%	6/15/20	3,563	3,535
Exelon Corp.	2.450%	4/15/21	2,975	2,893
Exelon Corp.	3.950%	6/15/25	20,625	20,419
Exelon Corp.	3.400%	4/15/26	10,300	9,773

107

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Exelon Corp.	4.950%	6/15/35	6,800	7,120
Exelon Corp.	5.625%	6/15/35	5,695	6,568
Exelon Corp.	5.100%	6/15/45	4,037	4,303
Exelon Corp.	4.450%	4/15/46	10,142	9,829
Exelon Generation Co. LLC	5.200%	10/1/19	1,158	1,187
Exelon Generation Co. LLC	4.000%	10/1/20	7,923	8,034
Exelon Generation Co. LLC	3.400%	3/15/22	13,225	13,137
Exelon Generation Co. LLC	4.250%	6/15/22	5,550	5,679
Exelon Generation Co. LLC	6.250%	10/1/39	9,734	10,339
Exelon Generation Co. LLC	5.750%	10/1/41	3,313	3,326
Exelon Generation Co. LLC	5.600%	6/15/42	9,823	9,876
FirstEnergy Corp.	2.850%	7/15/22	7,300	7,026
FirstEnergy Corp.	4.250%	3/15/23	4,709	4,784
FirstEnergy Corp.	3.900%	7/15/27	15,582	15,010
FirstEnergy Corp.	7.375%	11/15/31	15,605	20,154
FirstEnergy Corp.	4.850%	7/15/47	11,483	11,720
Florida Power & Light Co.	2.750%	6/1/23	7,325	7,149
Florida Power & Light Co.	3.250%	6/1/24	8,675	8,586
Florida Power & Light Co.	3.125%	12/1/25	12,275	11,964
Florida Power & Light Co.	5.625%	4/1/34	3,000	3,547
Florida Power & Light Co.	4.950%	6/1/35	645	709
Florida Power & Light Co.	5.650%	2/1/37	3,396	4,042
Florida Power & Light Co.	5.950%	2/1/38	8,635	10,693
Florida Power & Light Co.	5.250%	2/1/41	500	575
Florida Power & Light Co.	4.125%	2/1/42	16,198	16,335
Florida Power & Light Co.	4.050%	6/1/42	6,140	6,122
Florida Power & Light Co.	3.800%	12/15/42	5,095	4,892
Florida Power & Light Co.	4.050%	10/1/44	4,200	4,187
Florida Power & Light Co.	3.700%	12/1/47	7,325	6,937
Florida Power & Light Co.	3.950%	3/1/48	11,975	11,752
Florida Power & Light Co.	4.125%	6/1/48	6,000	6,058
Fortis Inc.	2.100%	10/4/21	6,190	5,912
Fortis Inc.	3.055%	10/4/26	30,421	27,680
Georgia Power Co.	4.250%	12/1/19	1,305	1,326
Georgia Power Co.	2.000%	3/30/20	4,150	4,080
Georgia Power Co.	2.000%	9/8/20	19,150	18,703
Georgia Power Co.	2.400%	4/1/21	7,500	7,315
Georgia Power Co.	2.850%	5/15/22	8,375	8,182
Georgia Power Co.	3.250%	4/1/26	5,400	5,161
Georgia Power Co.	3.250%	3/30/27	5,300	5,022
Georgia Power Co.	4.750%	9/1/40	7,792	8,406
Georgia Power Co.	4.300%	3/15/42	18,462	18,410
Georgia Power Co.	4.300%	3/15/43	4,355	4,336
Great Plains Energy Inc.	4.850%	6/1/21	1,853	1,901
Gulf Power Co.	3.300%	5/30/27	3,400	3,271
Iberdrola International BV	6.750%	7/15/36	3,450	4,248
Indiana Michigan Power Co.	3.850%	5/15/28	8,920	8,908
Indiana Michigan Power Co.	6.050%	3/15/37	7,300	8,910
Indiana Michigan Power Co.	4.550%	3/15/46	1,405	1,457
Indiana Michigan Power Co.	3.750%	7/1/47	6,615	6,078
Interstate Power & Light Co.	3.250%	12/1/24	9,100	8,877
Interstate Power & Light Co.	6.250%	7/15/39	3,014	3,852
Interstate Power & Light Co.	3.700%	9/15/46	2,500	2,311
ITC Holdings Corp.	2.700%	11/15/22	3,275	3,156
ITC Holdings Corp.	3.650%	6/15/24	3,070	3,019
ITC Holdings Corp.	3.250%	6/30/26	4,250	3,988
ITC Holdings Corp.	3.350%	11/15/27	6,493	6,085
ITC Holdings Corp.	5.300%	7/1/43	11,990	13,620
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,482	2,593
Kansas City Power & Light Co.	3.150%	3/15/23	2,500	2,438
Kansas City Power & Light Co.	6.050%	11/15/35	1,440	1,740
Kansas City Power & Light Co.	5.300%	10/1/41	6,920	7,800
Kansas City Power & Light Co.	4.200%	6/15/47	3,325	3,309
Kansas City Power & Light Co.	4.200%	3/15/48	5,225	5,139

108

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kentucky Utilities Co.	3.250%	11/1/20	3,575	3,588
Kentucky Utilities Co.	5.125%	11/1/40	3,034	3,453
LG&E & KU Energy LLC	3.750%	11/15/20	23,786	23,965
LG&E & KU Energy LLC	4.375%	10/1/21	75	77
Louisville Gas & Electric Co.	3.300%	10/1/25	3,250	3,163
MidAmerican Energy Co.	3.500%	10/15/24	8,928	8,966
MidAmerican Energy Co.	3.100%	5/1/27	3,875	3,728
MidAmerican Energy Co.	6.750%	12/30/31	9,264	11,837
MidAmerican Energy Co.	5.750%	11/1/35	1,900	2,271
MidAmerican Energy Co.	5.800%	10/15/36	575	693
MidAmerican Energy Co.	4.800%	9/15/43	2,679	2,941
MidAmerican Energy Co.	4.250%	5/1/46	1,285	1,302
MidAmerican Energy Co.	3.950%	8/1/47	4,925	4,785
MidAmerican Energy Co.	3.650%	8/1/48	5,680	5,270
Mississippi Power Co.	3.950%	3/30/28	1,750	1,731
Mississippi Power Co.	4.250%	3/15/42	7,550	7,130
National Rural Utilities Cooperative Finance Corp.	1.500%	11/1/19	2,748	2,704
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	5,350	5,306
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	3,555	3,506
National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	6,900	6,812
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	5,425	5,324
National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	3,225	3,200
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,117	2,100
National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,125	5,918
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,375	12,011
National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,000	2,979
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	11,600	11,175
National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	7,320	6,962
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	730	707
National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,000	3,776
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,712	11,556
4 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	2,366	2,392
4 National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,875	4,985
Nevada Power Co.	2.750%	4/15/20	6,800	6,778
Nevada Power Co.	6.650%	4/1/36	5,650	7,270
Nevada Power Co.	6.750%	7/1/37	7,472	9,799
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	8,075	8,012
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	3,075	3,062
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,030	5,822
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,975	13,353
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,000	7,460
Northern States Power Co.	2.200%	8/15/20	2,700	2,660
Northern States Power Co.	6.250%	6/1/36	3,670	4,569
Northern States Power Co.	6.200%	7/1/37	5,093	6,403
Northern States Power Co.	5.350%	11/1/39	8,446	9,794
Northern States Power Co.	3.400%	8/15/42	4,083	3,655
Northern States Power Co.	4.000%	8/15/45	2,900	2,844
NorthWestern Corp.	4.176%	11/15/44	3,125	3,209
NSTAR Electric Co.	2.375%	10/15/22	8,400	8,065
NSTAR Electric Co.	3.200%	5/15/27	7,425	7,121
NSTAR Electric Co.	5.500%	3/15/40	5,046	5,903
NV Energy Inc.	6.250%	11/15/20	12,435	13,279
Oglethorpe Power Corp.	5.950%	11/1/39	1,450	1,752
Oglethorpe Power Corp.	5.375%	11/1/40	8,050	9,111
Oglethorpe Power Corp.	5.250%	9/1/50	518	566
Ohio Edison Co.	6.875%	7/15/36	1,845	2,418
Ohio Power Co.	5.375%	10/1/21	4,466	4,761
Ohio Power Co.	4.150%	4/1/48	6,000	6,032
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	2,936
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,750	3,623
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	300	307
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,471	6,203
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,200	5,958
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,600	6,033

109

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	3,958
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,621	2,288
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	6,025	6,906
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	4,755
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,975	5,723
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	9,074	8,576
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,775	3,621
Pacific Gas & Electric Co.	3.500%	10/1/20	21,261	21,046
Pacific Gas & Electric Co.	4.250%	5/15/21	10,266	10,267
Pacific Gas & Electric Co.	3.250%	6/15/23	7,505	7,150
Pacific Gas & Electric Co.	3.850%	11/15/23	1,475	1,426
Pacific Gas & Electric Co.	3.750%	2/15/24	4,975	4,793
Pacific Gas & Electric Co.	3.400%	8/15/24	5,521	5,204
Pacific Gas & Electric Co.	3.500%	6/15/25	7,200	6,694
Pacific Gas & Electric Co.	2.950%	3/1/26	2,050	1,821
Pacific Gas & Electric Co.	3.300%	3/15/27	2,850	2,568
Pacific Gas & Electric Co.	3.300%	12/1/27	13,775	12,374
Pacific Gas & Electric Co.	6.050%	3/1/34	31,445	33,963
Pacific Gas & Electric Co.	5.800%	3/1/37	11,273	11,760
Pacific Gas & Electric Co.	6.350%	2/15/38	1,625	1,749
Pacific Gas & Electric Co.	6.250%	3/1/39	6,305	6,885
Pacific Gas & Electric Co.	4.450%	4/15/42	12,294	11,092
Pacific Gas & Electric Co.	4.600%	6/15/43	14,575	13,401
Pacific Gas & Electric Co.	5.125%	11/15/43	130	128
Pacific Gas & Electric Co.	4.750%	2/15/44	5,530	5,248
Pacific Gas & Electric Co.	4.300%	3/15/45	6,442	5,765
Pacific Gas & Electric Co.	4.250%	3/15/46	8,870	7,876
Pacific Gas & Electric Co.	4.000%	12/1/46	6,850	5,892
Pacific Gas & Electric Co.	3.950%	12/1/47	9,100	7,775
PacifiCorp	2.950%	2/1/22	9,975	9,860
PacifiCorp	2.950%	6/1/23	2,215	2,167
PacifiCorp	3.600%	4/1/24	6,714	6,751
PacifiCorp	7.700%	11/15/31	1,199	1,637
PacifiCorp	5.250%	6/15/35	1,510	1,733
PacifiCorp	6.100%	8/1/36	4,848	6,050
PacifiCorp	5.750%	4/1/37	3,181	3,826
PacifiCorp	6.250%	10/15/37	8,581	10,918
PacifiCorp	6.350%	7/15/38	3,350	4,325
PacifiCorp	6.000%	1/15/39	4,021	5,043
PacifiCorp	4.100%	2/1/42	4,805	4,791
PECO Energy Co.	2.375%	9/15/22	2,925	2,812
PECO Energy Co.	3.150%	10/15/25	200	194
Pinnacle West Capital Corp.	2.250%	11/30/20	3,425	3,343
PNM Resources Inc.	3.250%	3/9/21	3,000	2,976
Potomac Electric Power Co.	3.600%	3/15/24	1,960	1,955
Potomac Electric Power Co.	6.500%	11/15/37	7,532	9,826
Potomac Electric Power Co.	4.150%	3/15/43	4,675	4,654
PPL Capital Funding Inc.	4.200%	6/15/22	2,365	2,401
PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,725
PPL Capital Funding Inc.	3.400%	6/1/23	3,870	3,787
PPL Capital Funding Inc.	3.950%	3/15/24	815	813
PPL Capital Funding Inc.	3.100%	5/15/26	7,651	7,113
PPL Capital Funding Inc.	4.700%	6/1/43	3,150	3,197
PPL Capital Funding Inc.	5.000%	3/15/44	11,946	12,366
PPL Capital Funding Inc.	4.000%	9/15/47	4,575	4,178
PPL Electric Utilities Corp.	3.000%	9/15/21	3,300	3,274
PPL Electric Utilities Corp.	6.250%	5/15/39	5,327	6,827
PPL Electric Utilities Corp.	4.750%	7/15/43	700	774
PPL Electric Utilities Corp.	4.125%	6/15/44	2,700	2,686
PPL Electric Utilities Corp.	4.150%	10/1/45	3,275	3,265
PPL Electric Utilities Corp.	3.950%	6/1/47	4,775	4,632
PPL Electric Utilities Corp.	4.150%	6/15/48	4,350	4,396
Progress Energy Inc.	4.875%	12/1/19	4,700	4,807
Progress Energy Inc.	4.400%	1/15/21	6,347	6,482

110

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Progress Energy Inc.	3.150%	4/1/22	17,265	16,963
Progress Energy Inc.	7.750%	3/1/31	2,910	3,883
Progress Energy Inc.	7.000%	10/30/31	3,025	3,834
Progress Energy Inc.	6.000%	12/1/39	7,674	9,318
PSEG Power LLC	5.125%	4/15/20	1,286	1,326
PSEG Power LLC	3.000%	6/15/21	3,960	3,909
PSEG Power LLC	3.850%	6/1/23	7,650	7,615
PSEG Power LLC	8.625%	4/15/31	788	1,034
Public Service Co. of Colorado	3.200%	11/15/20	4,175	4,175
Public Service Co. of Colorado	2.250%	9/15/22	5,500	5,260
Public Service Co. of Colorado	3.700%	6/15/28	4,000	4,018
Public Service Co. of Colorado	3.600%	9/15/42	10,475	9,924
Public Service Co. of Colorado	4.300%	3/15/44	295	302
Public Service Co. of Colorado	3.800%	6/15/47	3,000	2,844
Public Service Co. of Colorado	4.100%	6/15/48	4,000	4,015
Public Service Co. of New Hampshire	3.500%	11/1/23	2,054	2,054
Public Service Co. of Oklahoma	5.150%	12/1/19	100	103
Public Service Electric & Gas Co.	1.900%	3/15/21	3,100	2,999
Public Service Electric & Gas Co.	2.375%	5/15/23	3,225	3,084
Public Service Electric & Gas Co.	3.000%	5/15/25	4,410	4,238
Public Service Electric & Gas Co.	2.250%	9/15/26	575	519
Public Service Electric & Gas Co.	3.000%	5/15/27	4,225	4,020
Public Service Electric & Gas Co.	5.800%	5/1/37	1,741	2,119
Public Service Electric & Gas Co.	3.950%	5/1/42	14,940	14,738
Public Service Electric & Gas Co.	3.650%	9/1/42	825	764
Public Service Electric & Gas Co.	3.800%	3/1/46	16,480	15,907
Public Service Electric & Gas Co.	3.600%	12/1/47	3,750	3,462
Public Service Enterprise Group Inc.	1.600%	11/15/19	625	612
Public Service Enterprise Group Inc.	2.650%	11/15/22	6,650	6,401
Puget Energy Inc.	6.500%	12/15/20	15,900	17,016
Puget Energy Inc.	6.000%	9/1/21	5,494	5,870
Puget Energy Inc.	5.625%	7/15/22	2,150	2,284
Puget Energy Inc.	3.650%	5/15/25	7,480	7,268
Puget Sound Energy Inc.	6.274%	3/15/37	3,475	4,408
Puget Sound Energy Inc.	5.757%	10/1/39	4,125	5,055
Puget Sound Energy Inc.	5.795%	3/15/40	1,774	2,172
Puget Sound Energy Inc.	5.638%	4/15/41	3,068	3,666
Puget Sound Energy Inc.	4.300%	5/20/45	8,125	8,296
Puget Sound Energy Inc.	4.223%	6/15/48	6,290	6,381
San Diego Gas & Electric Co.	3.000%	8/15/21	2,925	2,902
San Diego Gas & Electric Co.	3.600%	9/1/23	3,835	3,863
San Diego Gas & Electric Co.	2.500%	5/15/26	75	69
San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,416
San Diego Gas & Electric Co.	4.500%	8/15/40	2,570	2,681
San Diego Gas & Electric Co.	3.750%	6/1/47	4,350	4,130
San Diego Gas & Electric Co.	4.150%	5/15/48	7,085	7,003
Sierra Pacific Power Co.	2.600%	5/1/26	13,345	12,306
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,729	6,740
South Carolina Electric & Gas Co.	6.050%	1/15/38	5,685	6,455
South Carolina Electric & Gas Co.	5.450%	2/1/41	3,345	3,576
South Carolina Electric & Gas Co.	4.350%	2/1/42	5,293	5,024
South Carolina Electric & Gas Co.	4.600%	6/15/43	7,135	6,950
South Carolina Electric & Gas Co.	4.100%	6/15/46	4,345	3,942
South Carolina Electric & Gas Co.	4.500%	6/1/64	4,275	3,885
South Carolina Electric & Gas Co.	5.100%	6/1/65	5,400	5,440
Southern California Edison Co.	2.900%	3/1/21	6,000	5,963
Southern California Edison Co.	3.875%	6/1/21	16,875	17,135
4 Southern California Edison Co.	1.845%	2/1/22	3,114	3,036
Southern California Edison Co.	2.400%	2/1/22	6,400	6,175
Southern California Edison Co.	3.400%	6/1/23	8,345	8,299
Southern California Edison Co.	3.500%	10/1/23	250	250
Southern California Edison Co.	3.650%	3/1/28	7,500	7,364
Southern California Edison Co.	6.650%	4/1/29	2,006	2,440
Southern California Edison Co.	6.000%	1/15/34	5,485	6,398

111

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.750%	4/1/35	2,913	3,335
Southern California Edison Co.	5.350%	7/15/35	9,028	10,319
Southern California Edison Co.	5.550%	1/15/36	1,280	1,457
Southern California Edison Co.	5.625%	2/1/36	7,300	8,397
Southern California Edison Co.	5.550%	1/15/37	6,300	7,300
Southern California Edison Co.	5.950%	2/1/38	5,713	6,735
Southern California Edison Co.	6.050%	3/15/39	1,085	1,297
Southern California Edison Co.	5.500%	3/15/40	5,398	6,125
Southern California Edison Co.	4.500%	9/1/40	4,650	4,670
Southern California Edison Co.	4.050%	3/15/42	4,950	4,635
Southern California Edison Co.	3.900%	3/15/43	5,590	5,117
Southern California Edison Co.	4.650%	10/1/43	2,752	2,810
Southern California Edison Co.	3.600%	2/1/45	7,845	6,891
Southern California Edison Co.	4.000%	4/1/47	8,525	7,907
Southern California Edison Co.	4.125%	3/1/48	5,000	4,727
Southern Co.	1.850%	7/1/19	3,575	3,538
Southern Co.	2.150%	9/1/19	2,650	2,627
Southern Co.	2.750%	6/15/20	11,510	11,382
Southern Co.	2.350%	7/1/21	16,325	15,748
Southern Co.	2.950%	7/1/23	7,925	7,638
Southern Co.	3.250%	7/1/26	20,515	19,248
Southern Co.	4.250%	7/1/36	6,700	6,512
Southern Co.	4.400%	7/1/46	11,430	11,146
Southern Power Co.	1.950%	12/15/19	6,200	6,094
Southern Power Co.	2.375%	6/1/20	2,950	2,906
Southern Power Co.	2.500%	12/15/21	9,900	9,576
Southern Power Co.	4.150%	12/1/25	5,850	5,866
Southern Power Co.	5.150%	9/15/41	11,181	11,380
Southern Power Co.	5.250%	7/15/43	500	519
Southern Power Co.	4.950%	12/15/46	4,380	4,308
Southwestern Electric Power Co.	2.750%	10/1/26	4,175	3,818
Southwestern Electric Power Co.	6.200%	3/15/40	3,750	4,604
Southwestern Electric Power Co.	3.900%	4/1/45	8,767	8,188
Southwestern Electric Power Co.	3.850%	2/1/48	4,675	4,319
Southwestern Public Service Co.	3.300%	6/15/24	1,815	1,778
Southwestern Public Service Co.	4.500%	8/15/41	5,773	6,002
Southwestern Public Service Co.	3.400%	8/15/46	21,590	18,954
Southwestern Public Service Co.	3.700%	8/15/47	6,125	5,771
Tampa Electric Co.	5.400%	5/15/21	2,462	2,589
Tampa Electric Co.	4.100%	6/15/42	602	590
Tampa Electric Co.	4.350%	5/15/44	5,960	5,943
Tampa Electric Co.	4.300%	6/15/48	3,920	3,882
TECO Finance Inc.	5.150%	3/15/20	3,494	3,599
Toledo Edison Co.	6.150%	5/15/37	3,380	4,065
TransAlta Corp.	4.500%	11/15/22	3,985	3,946
TransAlta Corp.	6.500%	3/15/40	4,719	4,655
Tucson Electric Power Co.	3.050%	3/15/25	2,375	2,237
UIL Holdings Corp.	4.625%	10/1/20	1,600	1,640
Union Electric Co.	3.500%	4/15/24	7,295	7,294
Union Electric Co.	2.950%	6/15/27	4,300	4,054
Union Electric Co.	5.300%	8/1/37	3,770	4,164
Union Electric Co.	8.450%	3/15/39	1,775	2,688
Union Electric Co.	3.900%	9/15/42	2,450	2,387
Union Electric Co.	3.650%	4/15/45	4,350	4,081
Union Electric Co.	4.000%	4/1/48	5,075	4,990
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,029
Virginia Electric & Power Co.	3.450%	9/1/22	1,390	1,388
Virginia Electric & Power Co.	2.750%	3/15/23	5,425	5,249
Virginia Electric & Power Co.	3.450%	2/15/24	4,820	4,783
Virginia Electric & Power Co.	3.100%	5/15/25	4,055	3,905
Virginia Electric & Power Co.	3.150%	1/15/26	7,990	7,664
Virginia Electric & Power Co.	2.950%	11/15/26	4,120	3,869
Virginia Electric & Power Co.	3.500%	3/15/27	21,400	21,011
Virginia Electric & Power Co.	3.800%	4/1/28	8,000	7,970

112

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Virginia Electric & Power Co.	6.000%	1/15/36	5,700	6,862
	Virginia Electric & Power Co.	6.000%	5/15/37	3,975	4,866
	Virginia Electric & Power Co.	6.350%	11/30/37	3,700	4,698
	Virginia Electric & Power Co.	4.000%	1/15/43	4,498	4,263
	Virginia Electric & Power Co.	4.650%	8/15/43	8,130	8,502
	Virginia Electric & Power Co.	4.450%	2/15/44	10,380	10,539
	Virginia Electric & Power Co.	4.200%	5/15/45	6,500	6,398
	Virginia Electric & Power Co.	4.000%	11/15/46	5,325	5,099
	Virginia Electric & Power Co.	3.800%	9/15/47	7,700	7,076
	WEC Energy Group Inc.	2.450%	6/15/20	3,000	2,959
	WEC Energy Group Inc.	3.375%	6/15/21	4,950	4,964
	WEC Energy Group Inc.	3.550%	6/15/25	3,525	3,466
	Westar Energy Inc.	2.550%	7/1/26	5,875	5,370
	Westar Energy Inc.	3.100%	4/1/27	7,400	7,014
	Westar Energy Inc.	4.125%	3/1/42	7,512	7,451
	Westar Energy Inc.	4.100%	4/1/43	5,075	5,052
	Westar Energy Inc.	4.250%	12/1/45	1,560	1,573
	Wisconsin Electric Power Co.	2.950%	9/15/21	2,515	2,499
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	899
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,266
	Wisconsin Electric Power Co.	4.250%	6/1/44	1,545	1,555
	Wisconsin Power & Light Co.	3.050%	10/15/27	1,200	1,129
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,200	5,367
	Wisconsin Public Service Corp.	3.671%	12/1/42	1,875	1,733
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	5,464
	Xcel Energy Inc.	4.700%	5/15/20	1,075	1,098
	Xcel Energy Inc.	2.400%	3/15/21	7,875	7,666
	Xcel Energy Inc.	2.600%	3/15/22	5,225	5,075
	Xcel Energy Inc.	3.300%	6/1/25	5,000	4,835
	Xcel Energy Inc.	3.350%	12/1/26	3,825	3,666
	Xcel Energy Inc.	4.000%	6/15/28	4,075	4,079
	Xcel Energy Inc.	6.500%	7/1/36	7,642	9,768
	Natural Gas (0.1%)
	Atmos Energy Corp.	3.000%	6/15/27	5,000	4,744
	Atmos Energy Corp.	5.500%	6/15/41	10,135	11,868
	Atmos Energy Corp.	4.150%	1/15/43	5,450	5,418
	Atmos Energy Corp.	4.125%	10/15/44	2,415	2,402
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	16,899
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	2,971
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,250	3,202
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,550	7,779
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,150	3,001
	KeySpan Corp.	5.803%	4/1/35	2,475	2,883
	NiSource Finance Corp.	2.650%	11/17/22	3,800	3,655
	NiSource Finance Corp.	3.490%	5/15/27	10,251	9,814
	NiSource Finance Corp.	5.950%	6/15/41	9,065	10,661
	Nisource Finance Corp.	5.250%	2/15/43	1,200	1,326
	NiSource Finance Corp.	4.800%	2/15/44	662	685
	NiSource Finance Corp.	5.650%	2/1/45	2,500	2,834
	NiSource Finance Corp.	4.375%	5/15/47	19,632	19,209
	NiSource Finance Corp.	3.950%	3/30/48	75	68
9	NiSource Inc.	3.650%	6/15/23	3,950	3,946
	ONE Gas Inc.	4.658%	2/1/44	1,325	1,367
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,591
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,165	3,807
	Sempra Energy	1.625%	10/7/19	4,100	4,022
	Sempra Energy	2.400%	2/1/20	5,350	5,284
	Sempra Energy	2.400%	3/15/20	3,661	3,606
	Sempra Energy	2.850%	11/15/20	7,179	7,089
	Sempra Energy	2.875%	10/1/22	6,125	5,941
	Sempra Energy	2.900%	2/1/23	6,125	5,930
	Sempra Energy	4.050%	12/1/23	7,435	7,546
	Sempra Energy	3.750%	11/15/25	5,450	5,358

113

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sempra Energy	3.250%	6/15/27	9,055	8,434
Sempra Energy	3.400%	2/1/28	10,725	10,040
Sempra Energy	3.800%	2/1/38	12,200	11,069
Sempra Energy	6.000%	10/15/39	21,103	24,834
Sempra Energy	4.000%	2/1/48	9,404	8,443
Southern California Gas Co.	3.150%	9/15/24	2,045	2,004
Southern California Gas Co.	3.200%	6/15/25	1,020	995
Southern California Gas Co.	2.600%	6/15/26	12,850	11,879
Southern California Gas Co.	3.750%	9/15/42	3,820	3,673
Southern California Gas Co.	4.125%	6/1/48	5,075	5,055
Southern Co. Gas Capital Corp.	5.250%	8/15/19	885	905
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,775	2,766
Southern Co. Gas Capital Corp.	2.450%	10/1/23	375	353
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	4,848
Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,305	4,994
Southern Co. Gas Capital Corp.	4.400%	6/1/43	4,400	4,361
Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,100	5,595
Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,360	12,222
Southwest Gas Corp.	3.700%	4/1/28	5,425	5,369
Southwest Gas Corp.	3.800%	9/29/46	785	727
Washington Gas Light Co.	3.796%	9/15/46	4,675	4,562
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	4,450	4,501
American Water Capital Corp.	3.400%	3/1/25	5,860	5,771
American Water Capital Corp.	2.950%	9/1/27	6,850	6,420
American Water Capital Corp.	6.593%	10/15/37	5,621	7,457
American Water Capital Corp.	4.300%	12/1/42	60	61
American Water Capital Corp.	4.300%	9/1/45	5,175	5,174
American Water Capital Corp.	4.000%	12/1/46	925	898
American Water Capital Corp.	3.750%	9/1/47	11,775	10,862
United Utilities plc	6.875%	8/15/28	960	1,122
Veolia Environnement SA	6.750%	6/1/38	4,099	5,015

				3,839,009

Total Corporate Bonds (Cost $54,460,538)				53,564,227

Sovereign Bonds (4.7%)
African Development Bank	1.375%	2/12/20	9,600	9,408
African Development Bank	1.875%	3/16/20	27,000	26,660
African Development Bank	2.625%	3/22/21	8,622	8,559
African Development Bank	1.250%	7/26/21	3,620	3,451
African Development Bank	2.375%	9/23/21	27,100	26,688
African Development Bank	2.125%	11/16/22	39,260	37,968
Agricultural Bank of China Ltd.	2.750%	5/21/20	1,645	1,623
Asian Development Bank	1.000%	8/16/19	5,970	5,870
Asian Development Bank	1.500%	1/22/20	18,455	18,138
Asian Development Bank	1.375%	3/23/20	16,525	16,171
Asian Development Bank	1.625%	5/5/20	103,600	101,623
Asian Development Bank	1.625%	8/26/20	5,400	5,277
Asian Development Bank	2.250%	1/20/21	16,000	15,795
Asian Development Bank	1.625%	3/16/21	44,000	42,669
Asian Development Bank	1.750%	6/8/21	37,500	36,405
Asian Development Bank	2.125%	11/24/21	20,000	19,520
Asian Development Bank	2.000%	2/16/22	82,941	80,524
Asian Development Bank	1.875%	2/18/22	27,550	26,610
Asian Development Bank	1.750%	9/13/22	13,230	12,632
Asian Development Bank	2.750%	3/17/23	29,645	29,382
Asian Development Bank	2.000%	1/22/25	16,450	15,497
Asian Development Bank	2.000%	4/24/26	9,350	8,668
Asian Development Bank	2.625%	1/12/27	11,500	11,164
Asian Development Bank	6.220%	8/15/27	375	459
Asian Development Bank	2.500%	11/2/27	33,347	31,902
Asian Development Bank	2.750%	1/19/28	20,000	19,415
Asian Development Bank	5.820%	6/16/28	1,000	1,203

114

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canada	2.000%	11/15/22	34,085	32,940
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,145
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	6,725	6,481
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	23,100	22,785
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	4,245
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	31,000	29,834
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	10,000	10,014
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	34,050	34,475
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	800	842
Corp. Andina de Fomento	2.200%	7/18/20	26,145	25,650
Corp. Andina de Fomento	4.375%	6/15/22	30,175	31,262
Corp. Andina de Fomento	2.750%	1/6/23	22,679	21,936
Council Of Europe Development Bank	1.750%	11/14/19	2,900	2,864
Council Of Europe Development Bank	1.875%	1/27/20	2,250	2,225
Council Of Europe Development Bank	1.625%	3/10/20	16,800	16,506
Council Of Europe Development Bank	1.625%	3/16/21	8,500	8,243
Council Of Europe Development Bank	2.625%	2/13/23	23,255	22,928
Ecopetrol SA	5.875%	9/18/23	11,960	12,693
Ecopetrol SA	4.125%	1/16/25	21,147	20,380
Ecopetrol SA	5.375%	6/26/26	26,430	27,124
Ecopetrol SA	7.375%	9/18/43	4,631	5,065
Ecopetrol SA	5.875%	5/28/45	23,390	22,221
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	5,000	4,905
Equinor ASA	2.250%	11/8/19	16,382	16,239
Equinor ASA	2.900%	11/8/20	4,070	4,060
Equinor ASA	2.750%	11/10/21	18,260	18,003
Equinor ASA	3.150%	1/23/22	10,717	10,702
Equinor ASA	2.450%	1/17/23	17,125	16,458
Equinor ASA	7.750%	6/15/23	25	30
Equinor ASA	2.650%	1/15/24	22,871	21,931
Equinor ASA	3.700%	3/1/24	12,337	12,442
Equinor ASA	3.250%	11/10/24	10,633	10,487
Equinor ASA	7.250%	9/23/27	7,375	9,178
9 Equinor ASA	6.500%	12/1/28	975	1,166
Equinor ASA	5.100%	8/17/40	3,831	4,278
Equinor ASA	4.250%	11/23/41	8,464	8,330
Equinor ASA	3.950%	5/15/43	10,562	10,034
Equinor ASA	4.800%	11/8/43	8,702	9,344
European Bank for Reconstruction & Development	0.875%	7/22/19	5,000	4,912
European Bank for Reconstruction & Development	1.750%	11/26/19	19,500	19,281
European Bank for Reconstruction & Development	1.500%	3/16/20	23,100	22,666
European Bank for Reconstruction & Development	1.125%	8/24/20	3,270	3,163
European Bank for Reconstruction & Development	2.000%	2/1/21	51,650	50,661
European Bank for Reconstruction & Development	1.875%	7/15/21	6,375	6,197
European Bank for Reconstruction & Development	1.500%	11/2/21	12,000	11,483
European Bank for Reconstruction & Development	1.875%	2/23/22	14,800	14,278
European Bank for Reconstruction & Development	2.125%	3/7/22	1,040	1,012
European Bank for Reconstruction & Development	2.750%	3/7/23	21,594	21,422
European Investment Bank	1.125%	8/15/19	72,300	71,216
European Investment Bank	1.625%	3/16/20	73,385	72,099
European Investment Bank	1.750%	5/15/20	51,500	50,583
European Investment Bank	1.375%	6/15/20	29,735	28,983
European Investment Bank	1.625%	8/14/20	20,460	19,992
European Investment Bank	2.875%	9/15/20	14,695	14,745
European Investment Bank	1.625%	12/15/20	40,800	39,715
European Investment Bank	4.000%	2/16/21	31,635	32,575
European Investment Bank	2.000%	3/15/21	33,930	33,198
European Investment Bank	2.500%	4/15/21	41,260	40,881
European Investment Bank	2.375%	5/13/21	121,000	119,578
European Investment Bank	1.625%	6/15/21	12,450	12,027
European Investment Bank	1.375%	9/15/21	4,250	4,058
European Investment Bank	2.125%	10/15/21	6,090	5,952
European Investment Bank	2.250%	3/15/22	56,590	55,302
European Investment Bank	2.375%	6/15/22	67,565	66,292

115

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
European Investment Bank	2.250%	8/15/22	20,290	19,779
European Investment Bank	2.000%	12/15/22	32,400	31,174
European Investment Bank	2.500%	3/15/23	18,965	18,607
European Investment Bank	3.250%	1/29/24	31,025	31,437
European Investment Bank	2.500%	10/15/24	24,160	23,487
European Investment Bank	1.875%	2/10/25	45,510	42,413
European Investment Bank	2.125%	4/13/26	51,025	47,722
European Investment Bank	2.375%	5/24/27	11,250	10,665
European Investment Bank	4.875%	2/15/36	12,665	15,761
10 Export Development Canada	1.750%	8/19/19	28,150	27,887
10 Export Development Canada	1.625%	12/3/19	4,500	4,437
Export Development Canada	1.625%	1/17/20	11,000	10,837
Export Development Canada	1.625%	6/1/20	3,000	2,941
Export Development Canada	1.750%	7/21/20	325	319
Export Development Canada	2.000%	11/30/20	24,105	23,689
Export Development Canada	1.500%	5/26/21	25,750	24,814
Export Development Canada	1.375%	10/21/21	10,400	9,918
Export Development Canada	2.000%	5/17/22	1,500	1,452
Export Development Canada	2.500%	1/24/23	11,895	11,692
Export Development Canada	2.750%	3/15/23	19,000	18,882
Export-Import Bank of Korea	2.375%	8/12/19	8,000	7,944
Export-Import Bank of Korea	1.500%	10/21/19	12,000	11,746
Export-Import Bank of Korea	5.125%	6/29/20	9,730	10,066
Export-Import Bank of Korea	2.500%	11/1/20	2,000	1,961
Export-Import Bank of Korea	2.625%	12/30/20	2,450	2,405
Export-Import Bank of Korea	4.000%	1/29/21	7,824	7,918
Export-Import Bank of Korea	2.125%	2/11/21	500	482
Export-Import Bank of Korea	2.500%	5/10/21	5,200	5,055
Export-Import Bank of Korea	4.375%	9/15/21	4,465	4,569
Export-Import Bank of Korea	1.875%	10/21/21	11,500	10,893
Export-Import Bank of Korea	2.750%	1/25/22	22,200	21,587
Export-Import Bank of Korea	5.000%	4/11/22	4,150	4,341
Export-Import Bank of Korea	3.000%	11/1/22	8,400	8,166
Export-Import Bank of Korea	4.000%	1/14/24	35,000	35,254
Export-Import Bank of Korea	3.250%	11/10/25	6,430	6,150
Export-Import Bank of Korea	2.625%	5/26/26	12,900	11,777
FMS Wertmanagement AoeR	1.000%	8/16/19	35,000	34,388
11 FMS Wertmanagement AoeR	1.750%	1/24/20	25,300	24,953
FMS Wertmanagement AoeR	1.750%	3/17/20	8,000	7,870
FMS Wertmanagement AoeR	2.000%	8/1/22	44,810	43,231
Hydro-Quebec	8.400%	1/15/22	8,195	9,538
Hydro-Quebec	8.050%	7/7/24	3,310	4,092
Hydro-Quebec	8.500%	12/1/29	825	1,166
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	4,650	4,639
Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	246
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	8,000	7,778
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,300	7,069
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,350	7,891
Inter-American Development Bank	1.125%	9/12/19	3,270	3,217
Inter-American Development Bank	3.875%	9/17/19	58,550	59,426
Inter-American Development Bank	1.250%	10/15/19	12,750	12,543
Inter-American Development Bank	1.750%	10/15/19	32,950	32,617
Inter-American Development Bank	3.875%	2/14/20	6,575	6,706
Inter-American Development Bank	1.625%	5/12/20	52,270	51,281
Inter-American Development Bank	1.875%	6/16/20	29,850	29,393
Inter-American Development Bank	2.125%	11/9/20	26,105	25,739
Inter-American Development Bank	1.875%	3/15/21	460	450
Inter-American Development Bank	2.625%	4/19/21	27,014	26,855
Inter-American Development Bank	2.125%	1/18/22	59,400	57,895
Inter-American Development Bank	1.750%	4/14/22	29,740	28,541
Inter-American Development Bank	1.750%	9/14/22	22,900	21,864
Inter-American Development Bank	2.500%	1/18/23	43,395	42,674
Inter-American Development Bank	3.000%	10/4/23	8,225	8,253
Inter-American Development Bank	3.000%	2/21/24	19,295	19,335

116

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Inter-American Development Bank	2.125%	1/15/25	22,035	20,950
Inter-American Development Bank	7.000%	6/15/25	2,950	3,613
Inter-American Development Bank	2.000%	6/2/26	31,450	29,151
Inter-American Development Bank	2.375%	7/7/27	47,050	44,720
Inter-American Development Bank	3.875%	10/28/41	95	105
Inter-American Development Bank	3.200%	8/7/42	6,872	6,851
Inter-American Development Bank	4.375%	1/24/44	8,375	9,973
International Bank for Reconstruction & Development	1.250%	7/26/19	61,950	61,171
International Bank for Reconstruction & Development	0.875%	8/15/19	55,350	54,381
International Bank for Reconstruction & Development	1.875%	10/7/19	45,825	45,424
International Bank for Reconstruction & Development	1.300%	10/25/19	2,200	2,155
International Bank for Reconstruction & Development	1.125%	11/27/19	28,575	28,002
International Bank for Reconstruction & Development	1.375%	3/30/20	15,700	15,365
International Bank for Reconstruction & Development	1.875%	4/21/20	97,000	95,663
International Bank for Reconstruction & Development	1.125%	8/10/20	6,000	5,811
International Bank for Reconstruction & Development	1.625%	9/4/20	46,250	45,196
International Bank for Reconstruction & Development	2.125%	11/1/20	21,250	20,978
International Bank for Reconstruction & Development	1.625%	3/9/21	22,385	21,735
International Bank for Reconstruction & Development	1.375%	5/24/21	64,505	62,066
International Bank for Reconstruction & Development	2.250%	6/24/21	23,390	23,029
International Bank for Reconstruction & Development	1.375%	9/20/21	61,570	58,921
International Bank for Reconstruction & Development	2.125%	12/13/21	14,155	13,833
International Bank for Reconstruction & Development	2.000%	1/26/22	56,905	55,252
International Bank for Reconstruction & Development	1.625%	2/10/22	23,475	22,503
International Bank for Reconstruction & Development	1.875%	10/7/22	2,600	2,496
International Bank for Reconstruction & Development	7.625%	1/19/23	14,100	16,895
International Bank for Reconstruction & Development	1.750%	4/19/23	9,715	9,225
International Bank for Reconstruction & Development	2.500%	11/25/24	65,860	64,108
International Bank for Reconstruction & Development	2.125%	3/3/25	270	256
International Bank for Reconstruction & Development	2.500%	7/29/25	39,450	38,252
International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,430
International Bank for Reconstruction & Development	1.875%	10/27/26	1,500	1,375
International Bank for Reconstruction & Development	2.500%	11/22/27	10,980	10,502
International Bank for Reconstruction & Development	4.750%	2/15/35	8,508	10,359
International Finance Corp.	1.750%	9/16/19	17,100	16,916
International Finance Corp.	1.750%	3/30/20	25,000	24,622
International Finance Corp.	1.625%	7/16/20	17,615	17,258
International Finance Corp.	2.250%	1/25/21	17,950	17,718
International Finance Corp.	1.125%	7/20/21	3,150	3,000
International Finance Corp.	2.000%	10/24/22	12,000	11,578
International Finance Corp.	2.125%	4/7/26	22,700	21,340
12 Japan Bank for International Cooperation	2.250%	2/24/20	31,850	31,533
12 Japan Bank for International Cooperation	1.750%	5/28/20	37,600	36,795
12 Japan Bank for International Cooperation	2.125%	6/1/20	23,000	22,656
12 Japan Bank for International Cooperation	2.125%	7/21/20	16,180	15,918
12 Japan Bank for International Cooperation	2.125%	11/16/20	31,160	30,531
12 Japan Bank for International Cooperation	1.875%	4/20/21	9,300	9,008
12 Japan Bank for International Cooperation	1.500%	7/21/21	21,425	20,432
12 Japan Bank for International Cooperation	2.000%	11/4/21	12,000	11,580
12 Japan Bank for International Cooperation	2.500%	6/1/22	9,200	8,980
12 Japan Bank for International Cooperation	2.375%	7/21/22	11,000	10,669
12 Japan Bank for International Cooperation	2.375%	11/16/22	33,580	32,494
12 Japan Bank for International Cooperation	3.375%	7/31/23	1,150	1,167
12 Japan Bank for International Cooperation	3.000%	5/29/24	16,500	16,271
12 Japan Bank for International Cooperation	2.125%	2/10/25	18,200	16,985
12 Japan Bank for International Cooperation	2.750%	1/21/26	5,800	5,601
12 Japan Bank for International Cooperation	2.375%	4/20/26	2,110	1,983
12 Japan Bank for International Cooperation	2.250%	11/4/26	30,000	27,769
12 Japan Bank for International Cooperation	2.875%	6/1/27	37,600	36,441
12 Japan Bank for International Cooperation	2.750%	11/16/27	22,720	21,743
12 Japan Finance Organization for Municipalities	4.000%	1/13/21	400	408
12 Japan International Cooperation Agency	2.750%	4/27/27	11,600	11,058
12 Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,276
11 KFW	1.000%	7/15/19	53,047	52,249

117

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
11 KFW	1.500%	9/9/19	42,545	42,014
11 KFW	1.250%	9/30/19	3,460	3,404
11 KFW	1.750%	10/15/19	7,800	7,722
11 KFW	2.250%	11/5/19	73,000	72,572
11 KFW	4.000%	1/27/20	40,845	41,664
11 KFW	1.750%	3/31/20	39,050	38,413
11 KFW	1.500%	4/20/20	45,950	45,032
11 KFW	1.625%	5/29/20	50,350	49,347
11 KFW	1.875%	6/30/20	46,480	45,728
11 KFW	2.750%	9/8/20	53,530	53,591
11 KFW	2.750%	10/1/20	46,709	46,703
11 KFW	1.875%	11/30/20	4,500	4,409
11 KFW	1.875%	12/15/20	62,330	60,996
11 KFW	1.625%	3/15/21	46,300	44,900
11 KFW	2.625%	4/12/21	24,262	24,075
11 KFW	1.500%	6/15/21	97,135	93,597
11 KFW	2.375%	8/25/21	13,825	13,636
11 KFW	1.750%	9/15/21	65,500	63,285
11 KFW	2.000%	11/30/21	20,000	19,450
11 KFW	2.625%	1/25/22	4,050	4,015
11 KFW	2.125%	3/7/22	56,050	54,558
11 KFW	2.125%	6/15/22	50,580	49,177
11 KFW	2.000%	9/29/22	3,450	3,329
11 KFW	2.000%	10/4/22	24,800	23,929
11 KFW	2.375%	12/29/22	39,600	38,808
11 KFW	2.125%	1/17/23	40,135	38,783
11 KFW	2.500%	11/20/24	48,950	47,539
11 KFW	2.000%	5/2/25	10,690	10,034
11 KFW	2.875%	4/3/28	1,500	1,472
11 KFW	0.000%	4/18/36	15,890	9,051
11 KFW	0.000%	6/29/37	6,850	3,792
Korea Development Bank	2.500%	3/11/20	3,500	3,454
Korea Development Bank	2.500%	1/13/21	1,400	1,365
Korea Development Bank	4.625%	11/16/21	6,975	7,201
Korea Development Bank	2.625%	2/27/22	20,000	19,370
Korea Development Bank	3.000%	9/14/22	16,040	15,672
Korea Development Bank	3.375%	3/12/23	37,000	36,481
Korea Development Bank	2.750%	3/19/23	9,600	9,200
Korea Development Bank	3.750%	1/22/24	23,490	23,451
Korea Development Bank	2.000%	9/12/26	1,500	1,306
Kreditanstalt fuer Wiederaufbau	2.750%	7/15/20	29,992	29,989
Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,000	1,175
11 Landwirtschaftliche Rentenbank	1.375%	10/23/19	13,365	13,160
11 Landwirtschaftliche Rentenbank	2.250%	10/1/21	100	98
11 Landwirtschaftliche Rentenbank	2.000%	1/13/25	42,950	40,454
11 Landwirtschaftliche Rentenbank	2.375%	6/10/25	24,600	23,664
11 Landwirtschaftliche Rentenbank	1.750%	7/27/26	17,675	16,047
11 Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,039	18,196
Nexen Energy ULC	6.200%	7/30/19	3,505	3,615
Nexen Energy ULC	7.875%	3/15/32	9,765	13,135
Nexen Energy ULC	5.875%	3/10/35	4,762	5,495
Nexen Energy ULC	6.400%	5/15/37	10,384	12,711
Nexen Energy ULC	7.500%	7/30/39	6,635	9,138
Nordic Investment Bank	1.500%	8/9/19	8,450	8,355
Nordic Investment Bank	2.500%	4/28/20	11,350	11,295
Nordic Investment Bank	1.500%	9/29/20	3,100	3,018
Nordic Investment Bank	1.625%	11/20/20	21,605	21,032
Nordic Investment Bank	2.250%	2/1/21	15,250	15,056
Nordic Investment Bank	1.250%	8/2/21	4,950	4,719
Nordic Investment Bank	2.125%	2/1/22	3,020	2,944
North American Development Bank	4.375%	2/11/20	2,600	2,634
North American Development Bank	2.400%	10/26/22	5,915	5,720
13 Oesterreichische Kontrollbank AG	1.750%	1/24/20	16,850	16,629
13 Oesterreichische Kontrollbank AG	1.375%	2/10/20	8,525	8,352

118

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
13 Oesterreichische Kontrollbank AG	1.500%	10/21/20	24,605	23,889
13 Oesterreichische Kontrollbank AG	1.875%	1/20/21	7,900	7,719
13 Oesterreichische Kontrollbank AG	2.375%	10/1/21	9,450	9,293
13 Oesterreichische Kontrollbank AG	2.875%	3/13/23	4,675	4,657
4 Oriental Republic of Uruguay	8.000%	11/18/22	8,900	10,057
4 Oriental Republic of Uruguay	4.500%	8/14/24	5,601	5,772
4 Oriental Republic of Uruguay	4.375%	10/27/27	34,119	34,546
4 Oriental Republic of Uruguay	7.625%	3/21/36	13,645	17,670
4 Oriental Republic of Uruguay	4.125%	11/20/45	14,775	13,279
4 Oriental Republic of Uruguay	5.100%	6/18/50	30,070	29,619
4 Oriental Republic of Uruguay	4.975%	4/20/55	31,413	30,235
Petroleos Mexicanos	6.000%	3/5/20	7,678	7,946
Petroleos Mexicanos	5.500%	1/21/21	35,850	36,771
Petroleos Mexicanos	6.375%	2/4/21	37,620	39,357
Petroleos Mexicanos	4.875%	1/24/22	11,098	11,127
Petroleos Mexicanos	5.375%	3/13/22	16,000	16,414
Petroleos Mexicanos	3.500%	1/30/23	10,456	9,894
Petroleos Mexicanos	4.625%	9/21/23	26,002	25,636
Petroleos Mexicanos	4.875%	1/18/24	25,008	24,660
4 Petroleos Mexicanos	2.290%	2/15/24	1,425	1,400
Petroleos Mexicanos	4.250%	1/15/25	5,450	5,084
Petroleos Mexicanos	2.378%	4/15/25	1,978	1,936
Petroleos Mexicanos	4.500%	1/23/26	10,405	9,728
Petroleos Mexicanos	6.875%	8/4/26	37,059	38,901
Petroleos Mexicanos	6.500%	3/13/27	97,481	100,094
9 Petroleos Mexicanos	5.350%	2/12/28	22,145	21,016
Petroleos Mexicanos	6.625%	6/15/35	22,361	21,864
Petroleos Mexicanos	6.625%	6/15/38	7,414	7,027
Petroleos Mexicanos	6.500%	6/2/41	23,255	21,864
Petroleos Mexicanos	5.500%	6/27/44	17,317	14,573
Petroleos Mexicanos	6.375%	1/23/45	10,664	9,819
Petroleos Mexicanos	5.625%	1/23/46	30,106	25,633
Petroleos Mexicanos	6.750%	9/21/47	82,582	78,464
9 Petroleos Mexicanos	6.350%	2/12/48	18,752	17,110
14 Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	1,970	2,741
Province of Alberta	1.900%	12/6/19	23,000	22,689
Province of Alberta	2.200%	7/26/22	24,750	23,921
Province of Alberta	3.300%	3/15/28	12,940	12,886
Province of British Columbia	2.650%	9/22/21	18,660	18,497
Province of British Columbia	2.000%	10/23/22	6,510	6,251
Province of British Columbia	6.500%	1/15/26	266	320
Province of British Columbia	2.250%	6/2/26	7,500	7,002
Province of Manitoba	2.100%	9/6/22	6,450	6,201
Province of Manitoba	3.050%	5/14/24	1,900	1,879
Province of Manitoba	2.125%	6/22/26	5,375	4,923
Province of New Brunswick	2.500%	12/12/22	1,675	1,629
Province of New Brunswick	3.625%	2/24/28	9,100	9,277
Province of Ontario	1.650%	9/27/19	25,520	25,174
Province of Ontario	4.000%	10/7/19	22,240	22,572
Province of Ontario	4.400%	4/14/20	33,100	34,016
Province of Ontario	1.875%	5/21/20	3,015	2,963
Province of Ontario	2.550%	2/12/21	37,685	37,310
Province of Ontario	2.500%	9/10/21	33,350	32,811
Province of Ontario	2.400%	2/8/22	15,525	15,161
Province of Ontario	2.250%	5/18/22	31,825	30,841
Province of Ontario	2.450%	6/29/22	10,750	10,485
Province of Ontario	2.200%	10/3/22	1,000	964
Province of Ontario	3.200%	5/16/24	2,050	2,045
Province of Ontario	2.500%	4/27/26	14,400	13,644
Province of Quebec	3.500%	7/29/20	17,260	17,500
Province of Quebec	2.750%	8/25/21	17,205	17,074
Province of Quebec	2.375%	1/31/22	18,150	17,747
Province of Quebec	2.625%	2/13/23	25,360	24,853
Province of Quebec	7.500%	7/15/23	300	357

119

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of Quebec	7.125%	2/9/24	10,922	12,968
Province of Quebec	2.875%	10/16/24	15,815	15,554
Province of Quebec	2.500%	4/20/26	17,500	16,641
Province of Quebec	2.750%	4/12/27	45,500	43,718
Province of Quebec	7.500%	9/15/29	16,605	22,851
Republic of Chile	3.875%	8/5/20	7,084	7,182
Republic of Chile	3.250%	9/14/21	200	200
Republic of Chile	2.250%	10/30/22	10,995	10,489
Republic of Chile	3.125%	3/27/25	500	483
Republic of Chile	3.125%	1/21/26	19,418	18,617
4 Republic of Chile	3.240%	2/6/28	37,214	35,561
Republic of Chile	3.860%	6/21/47	13,337	12,714
Republic of Colombia	11.750%	2/25/20	3,350	3,802
Republic of Colombia	4.375%	7/12/21	12,552	12,853
4 Republic of Colombia	2.625%	3/15/23	20,485	19,447
Republic of Colombia	4.000%	2/26/24	34,975	34,975
Republic of Colombia	8.125%	5/21/24	3,784	4,557
4 Republic of Colombia	4.500%	1/28/26	10,293	10,447
4 Republic of Colombia	3.875%	4/25/27	22,225	21,606
Republic of Colombia	10.375%	1/28/33	10,050	15,513
Republic of Colombia	7.375%	9/18/37	26,572	33,328
Republic of Colombia	6.125%	1/18/41	8,100	9,021
4 Republic of Colombia	5.625%	2/26/44	15,657	16,667
4 Republic of Colombia	5.000%	6/15/45	68,756	67,518
Republic of Finland	6.950%	2/15/26	1,905	2,333
Republic of Hungary	6.250%	1/29/20	22,405	23,439
Republic of Hungary	6.375%	3/29/21	80,936	86,500
Republic of Hungary	5.375%	2/21/23	20,417	21,617
Republic of Hungary	5.750%	11/22/23	1,800	1,937
Republic of Hungary	5.375%	3/25/24	18,895	20,076
Republic of Hungary	7.625%	3/29/41	10,105	13,720
Republic of Indonesia	2.950%	1/11/23	11,150	10,589
Republic of Indonesia	3.500%	1/11/28	9,300	8,568
Republic of Indonesia	4.100%	4/24/28	11,000	10,614
9 Republic of Indonesia	4.750%	7/18/47	6,315	5,976
Republic of Indonesia	4.350%	1/11/48	21,480	19,225
Republic of Italy	6.875%	9/27/23	28,265	31,214
Republic of Italy	5.375%	6/15/33	16,595	17,828
Republic of Korea	3.875%	9/11/23	10,650	10,887
Republic of Korea	5.625%	11/3/25	525	595
Republic of Korea	2.750%	1/19/27	25,300	23,683
Republic of Korea	4.125%	6/10/44	870	914
Republic of Panama	5.200%	1/30/20	27,168	28,065
4 Republic of Panama	4.000%	9/22/24	1,914	1,932
4 Republic of Panama	3.750%	3/16/25	16,875	16,694
Republic of Panama	7.125%	1/29/26	17,600	21,006
Republic of Panama	8.875%	9/30/27	7,310	9,814
4 Republic of Panama	3.875%	3/17/28	7,030	6,878
Republic of Panama	9.375%	4/1/29	17,445	24,423
4 Republic of Panama	6.700%	1/26/36	26,629	32,646
4 Republic of Panama	4.500%	5/15/47	20,825	20,278
4 Republic of Panama	4.500%	4/16/50	8,520	8,243
4 Republic of Panama	4.300%	4/29/53	5,000	4,681
Republic of Peru	7.350%	7/21/25	5,540	6,763
Republic of Peru	4.125%	8/25/27	1,301	1,331
Republic of Peru	8.750%	11/21/33	43,964	64,252
4 Republic of Peru	6.550%	3/14/37	13,491	16,779
Republic of Peru	5.625%	11/18/50	36,441	42,163
Republic of Poland	6.375%	7/15/19	25,733	26,665
Republic of Poland	5.125%	4/21/21	26,325	27,641
Republic of Poland	5.000%	3/23/22	33,877	35,740
Republic of Poland	3.000%	3/17/23	21,518	21,034
Republic of Poland	4.000%	1/22/24	9,995	10,157
Republic of Poland	3.250%	4/6/26	25,710	24,772

120

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of the Philippines	3.000%	2/1/28	19,100	17,540
Republic of the Philippines	4.000%	1/15/21	11,610	11,723
Republic of the Philippines	9.500%	10/21/24	1,150	1,517
Republic of the Philippines	10.625%	3/16/25	19,400	26,990
Republic of the Philippines	5.500%	3/30/26	23,425	25,768
Republic of the Philippines	9.500%	2/2/30	20,378	29,701
Republic of the Philippines	7.750%	1/14/31	23,370	30,761
Republic of the Philippines	6.375%	1/15/32	7,900	9,460
Republic of the Philippines	6.375%	10/23/34	34,615	42,274
Republic of the Philippines	5.000%	1/13/37	805	860
Republic of the Philippines	3.950%	1/20/40	24,450	23,472
Republic of the Philippines	3.700%	3/1/41	21,150	19,484
Republic of the Philippines	3.700%	2/2/42	15,770	14,446
State of Israel	4.000%	6/30/22	16,030	16,421
State of Israel	3.150%	6/30/23	11,000	10,848
State of Israel	2.875%	3/16/26	25,400	24,044
State of Israel	3.250%	1/17/28	5,000	4,810
State of Israel	4.500%	1/30/43	15,550	15,646
State of Israel	4.125%	1/17/48	13,800	12,962
Svensk Exportkredit AB	1.125%	8/28/19	25,550	25,134
Svensk Exportkredit AB	1.750%	5/18/20	16,000	15,696
Svensk Exportkredit AB	1.875%	6/23/20	10,700	10,510
Svensk Exportkredit AB	1.750%	8/28/20	7,225	7,063
Svensk Exportkredit AB	1.750%	3/10/21	12,350	11,990
Svensk Exportkredit AB	2.875%	5/22/21	7,900	7,906
Svensk Exportkredit AB	2.000%	8/30/22	16,500	15,882
Svensk Exportkredit AB	2.875%	3/14/23	12,750	12,668
Syngenta Finance NV	3.125%	3/28/22	4,860	4,635
United Mexican States	3.500%	1/21/21	3,713	3,709
United Mexican States	3.625%	3/15/22	71,304	71,136
United Mexican States	4.000%	10/2/23	26,306	26,338
United Mexican States	3.600%	1/30/25	30,427	29,427
United Mexican States	4.125%	1/21/26	15,353	15,204
United Mexican States	4.150%	3/28/27	79,315	78,075
United Mexican States	3.750%	1/11/28	12,065	11,391
United Mexican States	7.500%	4/8/33	16,775	21,138
United Mexican States	6.750%	9/27/34	10,808	12,727
United Mexican States	6.050%	1/11/40	54,446	60,136
United Mexican States	4.750%	3/8/44	59,196	55,437
United Mexican States	4.600%	1/23/46	27,749	25,445
United Mexican States	4.350%	1/15/47	12,650	11,259
United Mexican States	5.750%	10/12/10	43,316	42,806

Total Sovereign Bonds (Cost $9,420,466)				9,247,365

Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	4,500	4,459
Alameda County CA Joint Powers Authority Lease
Revenue	7.046%	12/1/44	2,050	2,945
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	50	65
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.834%	2/15/41	2,300	3,461
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.053%	2/15/43	1,000	1,262
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	5.939%	2/15/47	8,500	10,735
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	6.270%	2/15/50	2,175	2,774
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	7.499%	2/15/50	1,550	2,283
American Municipal Power Ohio Inc. Revenue (Prairie
State Energy Campus Project)	8.084%	2/15/50	8,225	13,318

121

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.918%	4/1/40	4,075	5,616
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.263%	4/1/49	16,870	23,434
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	7.043%	4/1/50	2,900	4,241
Bay Area Toll Authority California Toll Bridge Revenue
(San Francisco Bay Area)	6.907%	10/1/50	10,330	15,104
California Department of Water Resources Power
Supply Revenue	2.000%	5/1/22	14,745	14,161
California GO	6.200%	10/1/19	11,250	11,757
California GO	2.800%	4/1/21	10,000	9,976
California GO	5.700%	11/1/21	23,950	26,033
California GO	2.367%	4/1/22	2,000	1,948
California GO	3.375%	4/1/25	5,450	5,431
California GO	3.500%	4/1/28	7,635	7,612
California GO	4.500%	4/1/33	11,590	12,088
California GO	7.500%	4/1/34	35,650	50,070
California GO	7.950%	3/1/36	550	593
California GO	4.600%	4/1/38	17,500	18,331
California GO	7.550%	4/1/39	16,730	24,671
California GO	7.300%	10/1/39	6,055	8,579
California GO	7.350%	11/1/39	27,470	39,103
California GO	7.625%	3/1/40	15,125	22,307
California GO	7.600%	11/1/40	15,670	23,567
California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,232
Central Puget Sound WA Regional Transit Authority
Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,733
Chicago IL GO	7.045%	1/1/29	3,000	3,256
Chicago IL GO	7.375%	1/1/33	1,850	2,057
Chicago IL GO	5.432%	1/1/42	2,500	2,325
Chicago IL GO	6.314%	1/1/44	5,700	5,815
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,700	9,530
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,310
Chicago IL Transit Authority Sales Tax Receipts
Revenue	6.200%	12/1/40	2,375	2,937
Chicago IL Transit Authority Transfer Tax Receipts
Revenue	6.899%	12/1/40	7,135	9,284
Clark County NV Airport System Revenue	6.881%	7/1/42	475	494
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,457
Commonwealth Financing Authority Pennsylvania
Revenue	3.864%	6/1/38	7,000	6,852
Connecticut GO	5.090%	10/1/30	8,770	9,409
Connecticut GO	5.850%	3/15/32	6,410	7,396
Cook County IL GO	6.229%	11/15/34	5,525	6,896
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,594
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,678
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,850	4,519
Dallas TX Convention Center Hotel Development Corp.
Hotel Revenue	7.088%	1/1/42	9,740	12,894
Dallas TX Independent School District GO	6.450%	2/15/35	3,750	4,061
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,175	1,403
District of Columbia Water & Sewer Authority Public
Utility Revenue	4.814%	10/1/14	11,500	12,680
East Bay CA Municipal Utility District Water System
Revenue	5.874%	6/1/40	5,255	6,663
Emory University Georgia GO	5.625%	9/1/19	7,000	7,211
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.197%	7/1/19	3,000	2,989
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.814%	7/1/24	95	93
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	7,330	7,262
Florida Hurricane Catastrophe Fund Finance Corp.
Revenue	2.995%	7/1/20	19,205	19,259

122

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	George Washington University District of Columbia GO	4.300%	9/15/44	4,825	4,955
	George Washington University Revenue	4.126%	9/15/48	7,715	7,815
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	13,095	16,557
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,718	8,407
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,699	4,460
	Houston TX GO	6.290%	3/1/32	14,825	17,060
	Illinois GO	4.950%	6/1/23	14,925	15,185
	Illinois GO	5.100%	6/1/33	60,279	57,046
	Illinois GO	6.630%	2/1/35	8,155	8,641
	Illinois GO	6.725%	4/1/35	5,990	6,385
	Illinois GO	7.350%	7/1/35	8,700	9,715
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	5,130	6,405
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	3.985%	1/1/29	6,300	6,478
	JobsOhio Beverage System Statewide Liquor Profits
	Revenue	4.532%	1/1/35	4,100	4,431
	Kansas Department of Transportation Highway
	Revenue	4.596%	9/1/35	1,900	2,090
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	400	438
15	Kansas Development Finance Authority Revenue
	(Public Employees Retirement System)	5.501%	5/1/34	4,300	4,925
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	4,404
	Los Angeles CA Department of Water & Power
	Revenue	5.716%	7/1/39	3,840	4,757
	Los Angeles CA Department of Water & Power
	Revenue	6.166%	7/1/40	1,550	1,646
	Los Angeles CA Department of Water & Power
	Revenue	6.574%	7/1/45	2,700	3,814
	Los Angeles CA Department of Water & Power
	Revenue	6.603%	7/1/50	5,060	7,325
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	12,367
	Los Angeles CA Unified School District GO	6.758%	7/1/34	14,910	19,720
	Los Angeles County CA Metropolitan Transportation
	Authority Sales Tax Revenue	5.735%	6/1/39	8,500	10,385
	Los Angeles County CA Public Works Financing
	Authority Lease Revenue	7.618%	8/1/40	2,200	3,242
	Maryland Transportation Authority Facilities Projects
	Revenue	5.888%	7/1/43	2,330	2,993
	Massachusetts GO	4.200%	12/1/21	5,020	5,178
	Massachusetts GO	4.500%	8/1/31	400	427
	Massachusetts GO	5.456%	12/1/39	5,250	6,289
	Massachusetts School Building Authority Dedicated
	Sales Tax Revenue	5.715%	8/15/39	3,100	3,794
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,000	1,261
	Metropolitan Government of Nashville & Davidson
	County TN Convention Center Authority Tourism Tax
	Revenue	6.731%	7/1/43	2,260	3,048
	Metropolitan Washington DC/VA Airports Authority
	Dulles Toll Road Revenue	7.462%	10/1/46	6,425	9,439
	Mississippi GO	5.245%	11/1/34	1,375	1,605
	Missouri Health & Educational Facilities Authority
	Revenue (Washington University)	3.652%	8/15/57	5,750	5,434
16	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	15,525	18,901
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.754%	12/15/28	12,075	13,410
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.104%	12/15/28	11,355	11,931
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	6.561%	12/15/40	8,635	10,731
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,050	20,433
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,750	22,167
	New York City NY GO	6.246%	6/1/35	2,150	2,269
	New York City NY GO	5.517%	10/1/37	7,150	8,554

123

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY GO	6.271%	12/1/37	1,980	2,579
New York City NY Housing Development Corp. Multi-
Family Mortgage Revenue (8 Spruce Street)	3.709%	2/15/48	150	150
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,810
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.724%	6/15/42	395	502
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,772
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,364
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,400
New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue	5.882%	6/15/44	19,250	25,052
New York City NY Transitional Finance Authority Future
Tax Revenue	5.767%	8/1/36	4,675	5,556
New York City NY Transitional Finance Authority Future
Tax Revenue	5.508%	8/1/37	8,550	10,124
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,405	29,835
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,371
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	6.668%	11/15/39	200	267
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.628%	3/15/39	2,170	2,585
New York State Dormitory Authority Revenue (Personal
Income Tax)	5.600%	3/15/40	865	1,058
New York State Urban Development Corp. Revenue
(Personal Income Tax)	5.770%	3/15/39	5,775	6,755
New York University Hospitals Center Revenue	5.750%	7/1/43	4,780	5,911
North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,730	15,233
Ohio State University General Receipts Revenue	4.910%	6/1/40	9,260	10,613
Ohio State University General Receipts Revenue	3.798%	12/1/46	2,610	2,583
Ohio State University General Receipts Revenue	4.800%	6/1/11	3,200	3,487
Ohio Water Development Authority Water Pollution
Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,802
Oregon Department of Transportation Highway User
Tax Revenue	5.834%	11/15/34	2,425	2,988
Oregon GO	5.892%	6/1/27	5,230	6,101
15 Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,347
16 Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,801
Pennsylvania Public School Building Authority Lease
Revenue (School District of Philadelphia)	5.000%	9/15/27	2,617	2,842
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,195	2,700
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,094
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	6,355	7,872
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	14,896
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	7,446
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,015
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	3,600	4,221
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	21,900	23,259
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	6,077
President & Fellows of Harvard College Massachusetts
GO	4.875%	10/15/40	6,100	7,150
President & Fellows of Harvard College Massachusetts
GO	3.150%	7/15/46	5,962	5,411
Princeton University New Jersey GO	5.700%	3/1/39	9,690	12,619
Regents of the University of California Revenue	3.063%	7/1/25	10,500	10,218
Regional Transportation District of Colorado Sales Tax
Revenue	5.844%	11/1/50	3,400	4,456
Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,898
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	8,268

124

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,383
Salt River Project Arizona Agricultural Improvement &
Power District Revenue	4.839%	1/1/41	3,700	4,250
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	5,351
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	8,430
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,275	5,807
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.911%	4/1/48	2,225	2,967
San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	15,404
San Francisco CA City & County Public Utilities
Commission Water Revenue	6.950%	11/1/50	4,950	7,159
San Jose California Redevelopment Agency Successor
Agency Tax Allocation	3.375%	8/1/34	5,940	5,684
Santa Clara Valley CA Transportation Authority Sales
Tax Revenue	5.876%	4/1/32	8,800	10,332
South Carolina Public Service Authority Revenue	2.388%	12/1/23	4,250	3,960
South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,750	11,770
Texas GO	5.517%	4/1/39	8,265	10,440
Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	5,746
Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,240
University of California Regents Medical Center
Revenue	6.548%	5/15/48	3,950	5,312
University of California Regents Medical Center
Revenue	6.583%	5/15/49	2,575	3,452
University of California Revenue	6.270%	5/15/31	500	517
University of California Revenue	5.770%	5/15/43	1,120	1,382
University of California Revenue	5.946%	5/15/45	13,100	16,499
University of California Revenue	4.858%	5/15/12	16,990	18,013
University of California Revenue	4.767%	5/15/15	8,275	8,593
University of Southern California GO	5.250%	10/1/11	3,400	4,036
University of Texas Permanent University Fund
Revenue	3.376%	7/1/47	5,800	5,371
University of Texas Revenue	3.354%	8/15/47	3,200	2,942
University of Texas System Revenue Financing System
Revenue	6.276%	8/15/41	1,535	1,590
University of Texas System Revenue Financing System
Revenue	4.794%	8/15/46	1,710	1,937
University of Virginia Revenue	4.179%	9/1/17	3,500	3,492
Utah GO	4.554%	7/1/24	2,425	2,550
Utah GO	3.539%	7/1/25	8,660	8,783
Washington GO	5.140%	8/1/40	5,760	6,857
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,970	18,212
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,031
15 Wisconsin GO	5.700%	5/1/26	1,370	1,523

Total Taxable Municipal Bonds (Cost $1,298,758)				1,425,233

			Shares

Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
17 Vanguard Market Liquidity Fund (Cost
$3,640,771)	2.122%		36,409,279	3,641,292

Total Investments (101.3%) (Cost $204,313,871)				200,576,229
Other Assets and Liabilities—Net (-1.3%)				(2,531,333)
Net Assets (100%)				198,044,896

* Security value determined using significant unobservable inputs.
1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

125

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2018

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2018.
6 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate value of these securities was $1,025,639,000, representing 0.5% of net assets.
10 Guaranteed by the Government of Canada.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the Republic of the Philippines.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA842 082018

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 20, 2018

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216,
Incorporated by Reference.